United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 28, 2023

Item 1. Report to Stockholders

(a)        A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)        A form of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act is provided.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2023

Thrivent Mutual Funds

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2023

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
(principal executive officer)

Date: June 27, 2023

By:   /s/ Sarah L. Bergstrom

                                                                                               Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Mutual Funds
Semiannual Report
Mutual Funds
April 28, 2023

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 6
Thrivent Balanced Income Plus Fund 7
Thrivent Global Stock Fund 8
Thrivent Government Bond Fund 9
Thrivent High Income Municipal Bond Fund 10
Thrivent High Yield Fund 11
Thrivent Income Fund 12
Thrivent International Allocation Fund 13
Thrivent Large Cap Growth Fund 14
Thrivent Large Cap Value Fund 15
Thrivent Limited Maturity Bond Fund 16
Thrivent Low Volatility Equity Fund 17
Thrivent Mid Cap Growth Fund 18
Thrivent Mid Cap Stock Fund 19
Thrivent Mid Cap Value Fund 20
Thrivent Moderate Allocation Fund 21
Thrivent Moderately Aggressive Allocation Fund 22
Thrivent Moderately Conservative Allocation Fund 23
Thrivent Money Market Fund 24
Thrivent Municipal Bond Fund 25
Thrivent Opportunity Income Plus Fund 26
Thrivent Small Cap Growth Fund 27
Thrivent Small Cap Stock Fund 28
Shareholder Expense Example 29
Schedule of Investments
Thrivent Aggressive Allocation Fund 33
Thrivent Balanced Income Plus Fund 47
Thrivent Global Stock Fund 83
Thrivent Government Bond Fund 99
Thrivent High Income Municipal Bond Fund 105
Thrivent High Yield Fund 113
Thrivent Income Fund 126
Thrivent International Allocation Fund 138
Thrivent Large Cap Growth Fund 154
Thrivent Large Cap Value Fund 156
Thrivent Limited Maturity Bond Fund 159
Thrivent Low Volatility Equity Fund 172
Thrivent Mid Cap Growth Fund 177
Thrivent Mid Cap Stock Fund 180
Thrivent Mid Cap Value Fund 183
Thrivent Moderate Allocation Fund 185
Thrivent Moderately Aggressive Allocation Fund 222
Thrivent Moderately Conservative Allocation Fund 259
Thrivent Money Market Fund 296
Thrivent Municipal Bond Fund 299
Thrivent Opportunity Income Plus Fund 315
Thrivent Small Cap Growth Fund 348
Thrivent Small Cap Stock Fund 351
Statement of Assets and Liabilities 354
Statement of Operations 360
Statement of Changes in Net Assets 366
Notes to Financial Statements 374
Financial Highlights 394
Additional Information 414

2
Dear Shareholder:

From: David Royal, Chief Investment Officer, and Michael
Kremenak, President
We are writing this letter together to focus on the recent leadership transition between the two of us and how it reflects our long-
standing approach to talent development and succession planning at Thrivent Mutual Funds.
In February, the Thrivent Board of Trustees appointed Mike as
President of the Funds, succeeding David, who had held that role since 2015. David will continue serving as Chief Investment Officer of the Funds and Thrivent. In September 2022, David also assumed the role of Chief Financial Officer of Thrivent. Mike has served various roles with the Funds since 2013, most recently as Senior
Vice President and Trustee of the Funds. We have worked closely together over the past decade and will continue to do, ensuring a smooth transition. We are aligned on what we need to do to continue to earn your trust as a shareholder.
We believe that attracting, retaining, and developing talent is key for the Funds to provide strong long-term performance to our shareholders. We take a thoughtful and deliberate approach to succession planning. For example, over the past several years when our Chief Investment Officer, Chief Investment Strategist, and
Head of Equities each retired, we were able to fill each role with a long-tenured Thrivent investment professional who was well-
prepared to step into the important leadership position. Making a seamless transition each time has enabled our investment team to stay focused on managing our Funds without the distractions of disruptive leadership changes.
In addition, some of our most successful funds have utilized an apprenticeship model to develop the portfolio management team.
You may have seen an article by Morningstar at the end of 2022 that featured two of the portfolio managers for Thrivent Small Cap
Stock Fund: Matt Finn and Jim Tinucci. The article describes how Matt has served as a mentor for Jim, which has contributed to the strong long-term results that the Fund has provided to its shareholders.
We believe that our ability to attract talented individuals to our organization, develop that talent through strong teamwork with experienced colleagues, and retain such talent is a significant benefit to our shareholders.
This approach has enabled us to build a strong and experienced team that manages the Funds. More than 50 percent of our team of more than 125 investment professionals have at least two decades of investment experience. Of our 25 Funds, 22 have a portfolio manager with at least a decade of experience at Thrivent. (And the three Funds with less tenured managers have been in existence for less than 10 years). This experienced and long-tenured team is well-suited to managing the Funds through various market
conditions.
Thank you for the trust you have placed in our team by investing in the Funds to help you achieve your financial goals. If you ever have questions about your financial goals, you may find it helpful to consult with your financial professional.
David S. Royal
Chief Investment Officer
Thrivent Asset Management
Michael Kremenak
President
Thrivent Mutual Funds

4
Dear Shareholder:

After a significant decline in 2022, stocks regained their footing in the opening months of 2023, despite the monetary tightening policies of the Federal Reserve (Fed). The S&P 500® posted a total return of 7.50% (including dividends) through the first four months of 2023, with technology-related stocks leading the way. (The S&P
500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
The tech-heavy Nasdaq Index surged 16.82% through the end of
April, rebounding from a 33.10% decline in 2022. (The Nasdaq –
National Association of Securities Dealers Automated Quotations
– is an electronic stock exchange with more than 3,300 company listings.)
But the Fed’s rate hike policy to fight inflation led to some turbulence in the banking industry. A few regional banks were forced to seek rescue financing or closure after facing heavy losses on their fixed-income holdings. As interest rates rose, the banks’ existing lower-interest bonds and mortgage-backed security holdings continued to decline in market value, triggering the crisis.
Credit Suisse, Switzerland’s second-largest lender, also failed after facing mounting losses and was acquired by UBS Group on March
19.
Despite the banking issues, the Fed still raised rates an additional
0.25% in both March and May, bringing the total increase to 5.25%
since it began raising rates in early 2022. After the latest hike, the
Fed indicated that it may pause further rate increases to assess the effect that rising rates have had on inflation.
Economic Review
Several encouraging economic indicators may have led to the
Fed’s decision to pause further hikes. Gross domestic product
(GDP) growth continued to slow in the first quarter. According to the Bureau of Economic Analysis (BEA), GDP rose at a rate of only
1.1% in the first quarter – the third consecutive quarter of slowing economic growth. Declines in inventories and fixed investment, such as equipment and facilities, were the largest drags on the economy. But consumer spending and exports both continued to rise.
The Consumer Price Index (CPI), a common gauge of inflation, rose 0.4% in April after increasing 0.1% in March, according to the
Bureau of Labor Statistics. Over the previous 12 months, the CPI increased 4.9%, the lowest 12-month increase since April 2021.
Oil prices have come down significantly this year, as demand declined due to the slowing global economy. Rising food costs have also cooled recently. The CPI food at home index has fallen two months in a row, with prices dropping 0.3% in March and 0.2%
in April. But food away from home has continued to rise, up 0.4% in
April and 8.6% year-over-year.
Corporate earnings growth has also slowed this year, although S&P
500 earnings projections rose slightly in April, led by solid earnings in the technology area.
Employment has remained strong with job growth reaching 28
consecutive months in April, according to the Department of Labor.
With nearly 10 million job openings in the U.S., employment may continue to tick up in future months.
Market Review
The two leading sectors of the S&P 500 through the first four months of 2023 were Communications Services, up 25.05%, and
Information Technology, up 22.37%. Consumer Discretionary has
also had a strong year, up 15.03%.
International stocks also fared well through April. The MSCI EAFE
Index, which tracks developed-economy stocks in Europe, Asia, and Australia, was up 10.28% through the first four months of 2023 after jumping 17.00% in the fourth quarter of 2022.
In the bond market, after rising to nearly 4.0% in February in response to Fed rate hikes, the yield on 10-year U.S. Treasuries dropped back down to 3.45% at the April close. The drop in bond yields has been attributed to expectations that the Fed was nearing the end of its rate hike policy. As interest rates sank, the Bloomberg
Aggregate Bond Index, which tracks the performance of U.S.
investment-grade bonds, was up 0.61% in April and 3.59% year-to-
date.
Our Outlook
The economic uncertainty and volatile investment environment that characterized the first four months of 2023 are likely to continue through most of the year. The challenges of transitioning to a post-
pandemic world, continued inflationary pressures, a restrictive monetary policy, and ongoing geo-political tensions are likely to remain headwinds for the stock and bond markets.
In the equity market, we believe quality factors such as reliable earnings and strong balance sheets will likely be critical issues in driving performance. Mega cap technology stocks, which
significantly lagged the market last year, look poised to continue their recovery, as investors migrate back to less cyclical, high quality, and low capital intensity stocks.
While small-cap and value stocks remain historically cheaper relative to these large-cap stocks, these sectors typically perform better when the economy transitions from contraction back to expansion.
Higher-risk areas of the fixed-income market now trade at yields that are substantially higher than the rest of the bond market, a reflection of increasing economic risk. Recent yields of 7% to 10%
in the higher-risk areas rival or exceed expected equity market returns. Investing in this area in the current uncertain environment should be viewed as an alternative to the equity market rather than as a replacement for higher-quality fixed-income investments.

We believe investors should look for meaningful improvement
across a range of critical factors, including more attractive valuations, declining inflation, stability in the banking system, and an economy poised for expansion before adding significant risk to the portfolio.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
Chief Investment Officer
Thrivent Asset Management

Thrivent Aggressive Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, growth investing, investment adviser, issuer, LIBOR, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 42.0%
Short-Term Investments 16.5%
Small Cap 13.3%
International 12.6%
Mid Cap 8.3%
Investment Grade Debt 3.5%
Multi-Cap 3.5%
High Yield 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 7.1%
Thrivent International Allocation Fund, Class S 6.9%
Thrivent Mid Cap Stock Fund, Class S 5.4%
Thrivent Large Cap Value Fund, Class S 4.9%
Thrivent Core Low Volatility Equity Fund 3.8%
Thrivent Core International Equity Fund 2.7%
Thrivent Small Cap Stock Fund, Class S 2.4%
Thrivent Global Stock Fund, Class S 2.4%
Thrivent Core Emerging Markets Equity Fund 2.1%
Thrivent Core Mid Cap Value Fund 1.6%
These securities represent 39.3% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Balanced Income Plus Fund
Stephen D. Lowe, CFA, David R. Spangler, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, leveraged loan, LIBOR, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, prepayment, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 41.2%
Common Stock 30.3%
Registered Investment
Companies 14.1%
Short-Term Investments 7.9%
Bank Loans 5.6%
Preferred Stock 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 7.1%
Thrivent Core Emerging Markets Debt
Fund 5.6%
Microsoft Corporation 1.3%
U.S. Treasury Bonds 1.0%
SPDR Bloomberg High Yield Bond ETF 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Apple, Inc. 0.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.9%
U.S. Treasury Notes 0.8%
Alphabet, Inc., Class C 0.7%
These securities represent 20.2% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 12.9%
U.S. Affiliated Registered
Investment Companies 12.7%
Financials 10.7%
Information Technology 8.2%
Consumer Discretionary 6.5%
Asset-Backed Securities 4.7%
Communications Services 4.5%
Health Care 4.4%
Consumer Staples 4.3%
U.S. Government & Agencies 4.0%

Thrivent Global Stock Fund
Kurt J. Lauber, CFA, Lauri Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, allocation, large cap, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, mid cap, other funds, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 75.8%
Short-Term Investments 18.0%
Registered Investments
Companies 5.7%
Long-Term Fixed Income 0.3%
Preferred Stock 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.9%
Microsoft Corporation 2.1%
Thrivent Core Small Cap Value Fund 1.9%
Alphabet, Inc., Class C 1.4%
Amazon.com, Inc. 0.8%
Apple, Inc. 0.8%
Meta Platforms, Inc. 0.7%
NVIDIA Corporation 0.7%
Cisco Systems, Inc. 0.7%
Philip Morris International, Inc. 0.7%
These securities represent 12.7% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 12.6%
Information Technology 11.7%
Health Care 11.2%
Industrials 9.5%
Consumer Discretionary 8.6%
U.S. Affiliated Registered
Investment Companies 4.8%
Consumer Staples 4.6%
Energy 4.6%
Communications Services 4.6%
Materials 4.2%

Thrivent Government Bond Fund
Kent L. White, CFA and Jon-Paul (JP) Gagne, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, derivatives, interest rate, investment adviser, LIBOR, liquidity, market, portfolio turnover rate, redemption, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
5.3%
U.S. Treasury Bonds
4.2%
U.S. Treasury Notes
3.7%
U.S. Treasury Notes
3.6%
U.S. Treasury Notes
2.9%
U.S. Treasury Notes
2.7%
Federal National Mortgage Association
2.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.2%
U.S. Treasury Bonds
2.1%
U.S. Treasury Bonds
1.9%
These securities represent 30.9% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 43.6%
Mortgage-Backed Securities 29.9%
Collateralized Mortgage
Obligations 12.8%
Commercial Mortgage-
Backed Securities 5.9%
Asset-Backed Securities 4.5%
Financials 0.6%
Foreign Government 0.5%

Thrivent High Income Municipal Bond Fund
Johan A. Akesson, CFA and Stephanie L. Woeppel, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, futures contract, investment adviser, LIBOR, liquidity, market, redemption, and tax risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
New York 11.8%
Texas 9.4%
Florida 6.7%
California 6.4%
Illinois 5.8%
Colorado 4.9%
Wisconsin 4.5%
Minnesota 4.2%
Georgia 4.1%
Arizona 3.8%
Investments in securities in these States
represent 61.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Major Market Sectors
(% of Net Assets)
Education 27.1%
Transportation 18.3%
Health Care 16.2%
Other Revenue 12.5%
General Obligation 7.0%
Tax Revenue 5.1%
Industrial Development
Revenue 4.9%
Housing Finance 3.7%
Water & Sewer 3.2%
Electric Revenue 2.5%

Thrivent High Yield Fund
Paul J. Ocenasek, CFA, Portfolio Manager*
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible securities, derivatives, foreign securities, investment adviser, leveraged loan, LIBOR, liquidity, market, other funds, prepayment, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective April 30, 2023, Paul S. Tommerdahl, CFA is named as a portfolio co-manager of the Fund.
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg Short Term High Yield
Bond ETF
2.2%
SPDR Bloomberg High Yield Bond ETF
1.2%
Sprint Corporation
0.9%
Herc Holdings, Inc.
0.7%
TransDigm , Inc.
0.6%
Albertson's Companies, Inc.
0.6%
Drawbridge Special Opportunities Fund,
LP
0.6%
H&E Equipment Services, Inc.
0.6%
SS&C Technologies, Inc.
0.6%
Tenet Healthcare Corporation
0.6%
These securities represent 8.6% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.6%
Energy 12.9%
Communications Services 12.7%
Consumer Non-Cyclical 12.4%
Capital Goods 11.9%
Financials 8.0%
Technology 6.1%
Basic Materials 5.7%
U.S. Unaffiliated Registered
Investment Companies 3.6%
Transportation 3.3%

Thrivent Income Fund
Kent L. White, CFA and Cortney L. Swensen, CFA, Portfolio Co-Managers
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’ purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, derivatives, emerging markets, financial sector, foreign securities, government securities, investment adviser, issuer, LIBOR, liquidity, market, and mortgage-backed and other asset-backed securities risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds
1.3%
U.S. Treasury Bonds
1.0%
Cheniere Energy Partners, LP
0.5%
First-Citizens Bank & Trust Company
0.5%
Goldman Sachs Group, Inc.
0.5%
Credit Suisse Group AG
0.5%
Credit Suisse Group AG
0.5%
Boeing Company
0.5%
HCA, Inc.
0.4%
Marriott International, Inc./MD
0.4%
These securities represent 6.1% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 34.9%
Consumer Non-Cyclical 11.6%
Utilities 8.5%
Communications Services 7.2%
Energy 6.9%
Consumer Cyclical 5.9%
Capital Goods 5.3%
Technology 5.1%
Transportation 3.2%
U.S. Government & Agencies 2.7%

Thrivent International Allocation Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers. A portion of the Fund is subadvised by Goldman
Sachs Asset Management, L.P.*
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, derivatives, emerging markets, foreign currency, growth investing, investment adviser, issuer, large cap, market, mid cap, multi-manager, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective 04/30/2023, Goldman Sachs Asset Management, L.P. is no longer a subadvisor of the Fund.
Portfolio Composition
(% of Portfolio)
Common Stock 94.2%
Short-Term Investments 5.3%
Preferred Stock 0.5%
Long-Term Fixed Income < 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 17.6%
United Kingdom 10.1%
Canada 8.0%
France 7.5%
Switzerland 7.5%
Germany 6.3%
Australia 5.7%
Netherlands 5.0%
Sweden 2.8%
Italy 2.5%
Investments in securities in these countries
represent 73.0% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 16.1%
Industrials 14.5%
Consumer Discretionary 12.3%
Health Care 11.4%
Information Technology 9.9%
Materials 8.8%
Consumer Staples 6.6%
Energy 6.0%
Communications Services 4.4%
Real Estate 2.1%

Thrivent Large Cap Growth Fund
 Lauri Brunner and Jaimin Soni, Portfolio Co-Managers
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, foreign securities, investment adviser, issuer, market, non-diversified, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.9%
Short-Term Investments 2.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 10.3%
Alphabet, Inc., Class C 5.9%
Amazon.com, Inc. 5.3%
Apple, Inc. 5.1%
NVIDIA Corporation 4.6%
Mastercard, Inc. 3.3%
Meta Platforms, Inc. 2.8%
UnitedHealth Group, Inc. 2.7%
ServiceNow, Inc. 2.5%
Adobe, Inc. 2.3%
These securities represent 44.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 33.6%
Health Care 14.9%
Consumer Discretionary 13.0%
Financials 12.0%
Communications Services 10.5%
Industrials 5.5%
Consumer Staples 3.7%
Energy 2.2%
Real Estate 1.1%
Materials 1.0%

Thrivent Large Cap Value Fund
Kurt J. Lauber, CFA and Thomas C. Lieu, CFA, Portfolio Co-Managers
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, foreign securities, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.2%
Short-Term Investments 1.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc. 2.6%
Microsoft Corporation 2.5%
Walmart, Inc. 2.5%
Wells Fargo & Company 2.3%
Philip Morris International, Inc. 2.2%
Alphabet, Inc., Class C 2.2%
J.P. Morgan Chase & Company 2.2%
Merck & Company, Inc. 2.0%
Lowe's Companies, Inc. 2.0%
ConocoPhillips 1.8%
These securities represent 22.3% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 19.0%
Health Care 16.4%
Industrials 11.0%
Energy 9.0%
Information Technology 8.8%
Consumer Staples 7.6%
Communications Services 7.4%
Consumer Discretionary 7.3%
Utilities 4.3%
Materials 4.2%

Thrivent Limited Maturity Bond Fund
Cortney L. Swensen, CFA and Jon-Paul (JP) Gagne, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, credit, futures contract, high yield, interest rate, investment adviser, issuer, LIBOR, liquidity, market, and redemption risks.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
5.1%
U.S. Treasury Notes
1.0%
Avant Credit Card Master Trust
0.7%
Genesis Sales Finance Master Trust
0.7%
Sound Point CLO XIV, Ltd.
0.6%
Sound Point CLO XV, Ltd.
0.6%
Ares XL CLO, Ltd.
0.6%
Affirm Asset Securitization Trust
0.6%
Longfellow Place CLO, Ltd.
0.6%
GS Mortgage Securities Trust
0.5%
These securities represent 11.0% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 31.7%
Asset-Backed Securities 17.7%
Collateralized Mortgage
Obligations 9.6%
U.S. Government & Agencies 6.6%
Consumer Cyclical 5.6%
Consumer Non-Cyclical 5.6%
Energy 4.1%
Communications Services 3.6%
Utilities 3.6%
Technology 3.5%

Thrivent Low Volatility Equity Fund
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, derivatives, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, and mid cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 2.2%
Total 100.0%
Top 10 Countries
(% of Net Assets)
United States 58.9%
Japan 11.2%
Switzerland 6.1%
Canada 4.7%
France 3.0%
Hong Kong 2.2%
Spain 1.9%
Denmark 1.6%
Israel 1.4%
Norway 1.2%
Investments in securities in these countries
represent 92.2% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Health Care 20.2%
Consumer Staples 14.9%
Financials 12.6%
Communications Services 11.6%
Industrials 10.4%
Information Technology 9.5%
Utilities 7.0%
Consumer Discretionary 5.5%
Materials 2.9%
Energy 1.3%

Thrivent Mid Cap Growth Fund
David J. Lettenberger, CFA, Siddharth Sinha, CFA, and Michael P. Hubbard, Portfolio Co-Managers*
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective April 30, 2023, David J. Lettenberger, CFA is no longer a portfolio manager of the Fund due to his retirement.
Portfolio Composition
(% of Portfolio)
Common Stock 95.0%
Short-Term Investments 2.9%
Registered Investments
Companies 2.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Howmet Aerospace, Inc. 2.7%
Kinsale Capital Group, Inc. 2.2%
Chipotle Mexican Grill, Inc. 2.1%
Synopsys, Inc. 2.0%
Palo Alto Networks, Inc. 1.9%
Dexcom, Inc. 1.9%
Five Below, Inc. 1.9%
Tyler Technologies, Inc. 1.8%
Insulet Corporation 1.8%
MSCI, Inc. 1.8%
These securities represent 20.1% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 23.1%
Health Care 18.2%
Industrials 17.0%
Consumer Discretionary 13.1%
Financials 9.5%
Materials 3.9%
Consumer Staples 3.8%
Real Estate 2.8%
Energy 2.1%
U.S. Unaffiliated Registered
Investment Companies 2.1%

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA, Vikram Kaura, and J.P. McKim, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, investment adviser, and issuer risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.1%
Short-Term Investments 4.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Kinsale Capital Group, Inc. 3.4%
NVR, Inc. 3.4%
Quanta Services, Inc. 3.1%
Arch Capital Group, Ltd. 3.1%
PPG Industries, Inc. 3.0%
Steel Dynamics, Inc. 2.8%
Align Technology, Inc. 2.8%
Chipotle Mexican Grill, Inc. 2.7%
United Rentals, Inc. 2.6%
Old Dominion Freight Line, Inc. 2.4%
These securities represent 29.3% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 18.2%
Financials 14.9%
Consumer Discretionary 14.8%
Health Care 11.2%
Information Technology 10.0%
Materials 8.1%
Utilities 5.0%
Energy 4.5%
Consumer Staples 4.2%
Real Estate 3.5%

Thrivent Mid Cap Value Fund
Graham Wong, CFA and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market risks.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.4%
Short-Term Investments 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Celanese Corporation 2.6%
Sensata Technologies Holding plc 2.4%
JB Hunt Transport Services, Inc. 2.3%
Berry Plastics Group, Inc. 2.3%
Axalta Coating Systems, Ltd. 2.2%
Pioneer Natural Resources Company 2.2%
Tapestry, Inc. 2.1%
Carlyle Group, Inc. 2.1%
Carlisle Companies, Inc. 2.1%
Barnes Group, Inc. 2.0%
These securities represent 22.3% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 19.0%
Industrials 14.5%
Consumer Discretionary 9.6%
Health Care 9.1%
Information Technology 8.6%
Materials 8.2%
Energy 7.2%
Real Estate 7.1%
Consumer Staples 6.8%
Utilities 5.6%

Thrivent Moderate Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, high yield, investment adviser, issuer, large cap, LIBOR, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 37.9%
Investment Grade Debt 28.4%
Short-Term Investments 11.0%
Small Cap 5.6%
Mid Cap 4.8%
International 4.2%
High Yield 2.7%
Multi-Cap 2.6%
Emerging Markets Debt 1.6%
Floating Rate Debt 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 8.6%
Thrivent Large Cap Growth Fund, Class S 7.8%
Thrivent Mid Cap Stock Fund, Class S 4.9%
Thrivent International Allocation Fund, Class S 3.9%
Thrivent Income Fund, Class S 3.7%
Thrivent Core Low Volatility Equity Fund 2.9%
Thrivent Global Stock Fund, Class S 2.1%
Thrivent Limited Maturity Bond Fund, Class S 2.1%
Thrivent Core Emerging Markets Debt Fund 1.8%
Thrivent Core Small Cap Value Fund 1.6%
These securities represent 39.4% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Moderately Aggressive Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, interest rate, investment adviser, issuer, LIBOR, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 41.4%
Investment Grade Debt 15.3%
International 11.8%
Short-Term Investments 11.5%
Small Cap 9.1%
Mid Cap 4.8%
Multi-Cap 3.4%
High Yield 1.3%
Emerging Markets Debt 0.8%
Floating Rate Debt 0.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 9.0%
Thrivent Large Cap Growth Fund, Class S 8.7%
Thrivent International Allocation Fund, Class S 6.9%
Thrivent Mid Cap Stock Fund, Class S 6.6%
Thrivent Global Stock Fund, Class S 4.7%
Thrivent Core Low Volatility Equity Fund 3.6%
Thrivent Core International Equity Fund 2.0%
Thrivent Income Fund, Class S 1.8%
Thrivent Small Cap Stock Fund, Class S 1.8%
Thrivent Core Small Cap Value Fund 1.7%
These securities represent 46.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Moderately Conservative Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, government securities, high yield, investment adviser, issuer, large cap, leveraged loan, LIBOR, market, mid cap, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, prepayment, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 46.1%
Large Cap 21.0%
Short-Term Investments 9.2%
International 5.7%
High Yield 4.6%
Small Cap 3.9%
Emerging Markets Debt 2.8%
Mid Cap 2.8%
Multi-Cap 2.0%
Floating Rate Debt 1.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 8.5%
Thrivent Income Fund, Class S 6.6%
Thrivent Large Cap Growth Fund, Class S 4.6%
Thrivent Limited Maturity Bond Fund, Class S 3.7%
Thrivent Core Emerging Markets Debt Fund 3.1%
Thrivent International Allocation Fund, Class S 2.4%
Thrivent Mid Cap Stock Fund, Class S 2.3%
Thrivent Core Low Volatility Equity Fund 2.2%
Thrivent High Yield Fund, Class S 2.2%
U.S. Treasury Notes 1.7%
These securities represent 37.3% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Money Market Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit, investment adviser, LIBOR, market, other funds, and repurchase agreement risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 72.4%
U.S. Treasury Debt 12.3%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 8.2%
Investment Company 7.1%
Total 100.0%
An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Portfolio Composition is subject to change.

Thrivent Municipal Bond Fund
Johan A. Akesson, CFA and Stephanie L. Woeppel, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, high yield, investment adviser, LIBOR, liquidity, market, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
New York 11.3%
Texas 10.8%
California 7.7%
Illinois 6.8%
Florida 4.6%
Ohio 4.3%
Colorado 4.2%
Massachusetts 3.8%
Minnesota 3.6%
Michigan 2.8%
Investments in securities in these States
represent 59.9% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Major Market Sectors
(% of Net Assets)
Transportation 25.7%
Education 18.4%
Health Care 17.6%
Water & Sewer 9.6%
General Obligation 8.4%
Tax Revenue 6.2%
Other Revenue 4.9%
Electric Revenue 2.9%
Escrowed/Pre-refunded 2.6%
Industrial Development
Revenue 1.6%

Thrivent Opportunity Income Plus Fund
Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, allocation, conflicts of interest, derivatives, emerging markets, foreign securities, high yield, investment adviser, issuer, leveraged loan, LIBOR, liquidity, market, other funds, portfolio turnover rate, prepayment, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
9.0%
U.S. Treasury Bonds
1.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.0%
SPDR Bloomberg High Yield Bond ETF
0.9%
Vanguard Short-Term Corporate Bond
ETF
0.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through
0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through
0.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.5%
These securities represent 15.5% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 13.0%
Asset-Backed Securities 10.5%
Mortgage-Backed Securities 9.8%
U.S. Affiliated Registered
Investment Companies 9.0%
Consumer Cyclical 7.7%
Collateralized Mortgage
Obligations 6.5%
Consumer Non-Cyclical 6.2%
Communications Services 5.8%
Energy 5.0%
Technology 4.6%

Thrivent Small Cap Growth Fund
David J. Lettenberger, CFA, Siddharth Sinha, CFA, and Michael P. Hubbard, Portfolio Co-Managers*
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective April 30, 2023, David J. Lettenberger, CFA is no longer a portfolio manager of the Fund due to his retirement.
Portfolio Composition
(% of Portfolio)
Common Stock 95.7%
Short-Term Investments 3.3%
Registered Investment
Companies 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Workiva , Inc. 2.6%
Everi Holdings, Inc. 2.4%
Inspire Medical Systems, Inc. 2.4%
Lattice Semiconductor Corporation 2.3%
e.l.f . Beauty, Inc. 2.2%
Sprout Social, Inc. 2.1%
Lincoln Electric Holdings, Inc. 2.0%
Progyny , Inc. 1.9%
Skyline Champion Corporation 1.8%
Kinsale Capital Group, Inc. 1.8%
These securities represent 21.5% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Health Care 19.9%
Information Technology 18.7%
Industrials 17.6%
Consumer Discretionary 13.0%
Financials 9.6%
Consumer Staples 5.0%
Materials 3.1%
Real Estate 3.0%
Energy 2.8%
Communications Services 2.1%

Thrivent Small Cap Stock Fund
Matthew D. Finn, CFA, James M. Tinucci, CFA, and Katelyn R. Young, CPA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, investment adviser, and issuer risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.4%
Short-Term Investments 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.3%
RLI Corporation 2.1%
Ingevity Corporation 2.0%
Air Lease Corporation 2.0%
Carpenter Technology Corporation 1.9%
Enovis Corporation 1.9%
Helios Technologies, Inc. 1.9%
Forward Air Corporation 1.8%
Ally Financial, Inc. 1.7%
Cimpress plc 1.7%
These securities represent 19.3% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 23.7%
Financials 15.9%
Health Care 11.0%
Information Technology 10.8%
Consumer Discretionary 10.4%
Materials 9.2%
Real Estate 5.0%
Consumer Staples 3.8%
Communications Services 2.8%
Utilities 2.8%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 28, 2023.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account maintenance fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 11/1/2022
Ending Account
Value 4/28/2023
Expenses Paid
during Period
11/1/2022 - 4/28/2023
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $1,070 $4.79 0.94%
Class S $1,000 $1,071 $3.97 0.78%
Hypothetical
**
Class A $1,000 $1,020 $4.68 0.94%
Class S $1,000 $1,021 $3.87 0.78%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $1,065 $5.11 1.01%
Class S $1,000 $1,066 $3.86 0.76%
Hypothetical
**
Class A $1,000 $1,020 $4.99 1.01%
Class S $1,000 $1,021 $3.78 0.76%
Thrivent Global Stock Fund
Actual
Class A $1,000 $1,102 $5.10 0.99%
Class S $1,000 $1,104 $3.41 0.66%
Hypothetical
**
Class A $1,000 $1,020 $4.90 0.99%
Class S $1,000 $1,021 $3.28 0.66%

Beginning Account
Value 11/1/2022
Ending Account
Value 4/28/2023
Expenses Paid
during Period
11/1/2022 - 4/28/2023
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $1,056 $3.78 0.75%
Class S $1,000 $1,057 $2.72 0.54%
Hypothetical
**
Class A $1,000 $1,021 $3.72 0.75%
Class S $1,000 $1,022 $2.68 0.54%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $1,095 $3.08 0.60%
Hypothetical
**
Class S $1,000 $1,022 $2.97 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $1,056 $4.11 0.82%
Class S $1,000 $1,055 $2.72 0.54%
Hypothetical
**
Class A $1,000 $1,021 $4.04 0.82%
Class S $1,000 $1,022 $2.68 0.54%
Thrivent Income Fund
Actual
Class A $1,000 $1,089 $3.95 0.77%
Class S $1,000 $1,089 $2.42 0.47%
Hypothetical
**
Class A $1,000 $1,021 $3.82 0.77%
Class S $1,000 $1,022 $2.34 0.47%
Thrivent International Allocation Fund
Actual
Class A $1,000 $1,195 $6.35 1.18%
Class S $1,000 $1,196 $4.41 0.82%
Hypothetical
**
Class A $1,000 $1,019 $5.84 1.18%
Class S $1,000 $1,021 $4.05 0.82%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $1,117 $5.62 1.08%
Class S $1,000 $1,119 $4.02 0.77%
Hypothetical
**
Class A $1,000 $1,019 $5.36 1.08%
Class S $1,000 $1,021 $3.83 0.77%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $1,026 $4.25 0.86%
Class S $1,000 $1,028 $2.77 0.56%
Hypothetical
**
Class A $1,000 $1,020 $4.24 0.86%
Class S $1,000 $1,022 $2.76 0.56%
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $1,040 $2.90 0.58%
Class S $1,000 $1,042 $2.13 0.43%
Hypothetical
**
Class A $1,000 $1,022 $2.87 0.58%
Class S $1,000 $1,022 $2.11 0.43%

Beginning Account
Value 11/1/2022
Ending Account
Value 4/28/2023
Expenses Paid
during Period
11/1/2022 - 4/28/2023
*
Annualized Expense
Ratio
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $1,101 $4.89 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.71 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $1,040 $4.50 0.90%
Hypothetical
**
Class S $1,000 $1,020 $4.46 0.90%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $1,030 $4.87 0.98%
Class S $1,000 $1,031 $3.73 0.75%
Hypothetical
**
Class A $1,000 $1,020 $4.84 0.98%
Class S $1,000 $1,021 $3.71 0.75%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $1,019 $4.46 0.90%
Hypothetical
**
Class S $1,000 $1,020 $4.46 0.90%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $1,065 $4.02 0.79%
Class S $1,000 $1,066 $2.85 0.56%
Hypothetical
**
Class A $1,000 $1,021 $3.93 0.79%
Class S $1,000 $1,022 $2.79 0.56%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $1,069 $4.09 0.81%
Class S $1,000 $1,070 $3.09 0.61%
Hypothetical
**
Class A $1,000 $1,021 $3.99 0.81%
Class S $1,000 $1,022 $3.01 0.61%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $1,065 $4.15 0.82%
Class S $1,000 $1,066 $2.96 0.58%
Hypothetical
**
Class A $1,000 $1,020 $4.06 0.82%
Class S $1,000 $1,022 $2.90 0.58%
Thrivent Money Market Fund
Actual
Class A $1,000 $1,020 $2.06 0.42%
Class S $1,000 $1,020 $1.92 0.39%
Hypothetical
**
Class A $1,000 $1,022 $2.06 0.42%
Class S $1,000 $1,023 $1.93 0.39%

Beginning Account
Value 11/1/2022
Ending Account
Value 4/28/2023
Expenses Paid
during Period
11/1/2022 - 4/28/2023
*
Annualized Expense
Ratio
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $1,081 $3.86 0.76%
Class S $1,000 $1,082 $2.68 0.53%
Hypothetical
**
Class A $1,000 $1,021 $3.75 0.76%
Class S $1,000 $1,022 $2.61 0.53%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $1,058 $4.56 0.90%
Class S $1,000 $1,061 $3.25 0.64%
Hypothetical
**
Class A $1,000 $1,020 $4.48 0.90%
Class S $1,000 $1,021 $3.18 0.64%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $992 $4.64 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.71 0.95%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $1,012 $5.18 1.05%
Class S $1,000 $1,013 $3.99 0.81%
Hypothetical
**
Class A $1,000 $1,019 $5.20 1.05%
Class S $1,000 $1,021 $4.01 0.81%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
179/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 41.8% ) Value
U.S. Affiliated  (41.3%)
5,163,197 Thrivent Core Emerging Markets
Equity Fund $ 43,422,486
5,835,745 Thrivent Core International Equity
Fund 56,431,655
6,793,202 Thrivent Core Low Volatility Equity
Fund 78,325,613
3,481,734 Thrivent Core Mid Cap Value Fund 33,389,830
2,666,229 Thrivent Core Small Cap Value
Fund 23,756,101
1,997,330 Thrivent Global Stock Fund, Class
S 48,994,502
1,688,897 Thrivent High Yield Fund, Class S 6,890,698
556,463 Thrivent Income Fund, Class S 4,479,531
14,539,303 Thrivent International Allocation
Fund, Class S 142,339,775
10,100,443 Thrivent Large Cap Growth Fund,
Class S 145,850,398
3,932,202 Thrivent Large Cap Value Fund,
Class S 101,726,064
615,534 Thrivent Limited Maturity Bond
Fund, Class S 7,367,941
3,502,926 Thrivent Mid Cap Stock Fund,
Class S 111,393,053
1,854,941 Thrivent Small Cap Stock Fund,
Class S 50,083,402
Total 854,451,049
U.S. Unaffiliated  (0.5%)
13,396 Communication Services Select
Sector SPDR Fund 802,420
1,725 Invesco QQQ Trust Series 1 556,416
15,706 SPDR S&P 500 ETF Trust 6,532,597
17,707 SPDR S&P Biotech ETF
a
1,420,101
6,426 SPDR S&P Oil & Gas Exploration
ETF 816,809
Total 10,128,343
Total Registered Investment
Companies (cost $717,907,837) 864,579,392
Shares Common Stock ( 37.0% ) Value
Communications Services (2.0%)
19,006 Alphabet, Inc., Class A
a
2,040,104
108,897 Alphabet, Inc., Class C
a
11,784,833
8,496 Altice USA, Inc.
a
29,736
5,616 AMC Networks, Inc.
a
99,347
2,238 Bumble, Inc.
a
40,754
46 Cable One, Inc. 34,887
117,834 Comcast Corporation 4,874,793
49,919 DISH Network Corporation
a
374,892
6,296 EchoStar Corporation
a
107,473
465 Electronic Arts, Inc. 59,185
6,040 Emerald Holding, Inc.
a
22,408
621 EverQuote, Inc.
a
4,328
8,829 Frontier Communications Parent,
Inc.
a
199,006
2,740 iHeartMedia, Inc.
a
9,508
4,249 Interpublic Group of Companies,
Inc. 151,817
739 Liberty Broadband Corporation,
Class C
a
62,652
9,132 Liberty Global plc, Class A
a
178,165
Shares Common Stock (37.0%) Value
Communications Services (2.0%) - continued
2,942 Liberty Latin America, Ltd., Class
A
a
$ 26,095
523 Liberty Latin America, Ltd., Class
C
a
4,644
3,230 Live Nation Entertainment, Inc.
a
218,929
37,943 Lumen Technologies, Inc. 89,925
2,413 Match Group, Inc.
a
89,040
24,468 Meta Platforms, Inc.
a
5,880,150
4,959 Netflix, Inc.
a
1,636,123
2,059 New York Times Company 81,845
3,579 Omnicom Group, Inc. 324,150
162,609 QuinStreet, Inc.
a
1,806,586
1,119 ROBLOX Corporation
a
39,836
2,529 Shutterstock, Inc. 169,443
1,034 TechTarget, Inc.
a
35,249
6,677 Telephone and Data Systems, Inc. 66,770
922 Trade Desk, Inc.
a
59,322
1,039 Tripadvisor, Inc.
a
18,422
64,332 Verizon Communications, Inc. 2,498,012
16,500 Walt Disney Company
a
1,691,250
115,685 Warner Brothers Discovery, Inc.
a
1,574,473
151 Yelp, Inc.
a
4,518
46,143 Ziff Davis, Inc.
a
3,374,899
1,519 ZipRecruiter, Inc.
a
25,732
47,055 ZoomInfo Technologies, Inc.
a
1,030,975
Total 40,820,276
Consumer Discretionary (4.2%)
4,363 2U, Inc.
a
24,171
1,748 Advance Auto Parts, Inc. 219,426
68,436 Amazon.com, Inc.
a
7,216,576
837 American Axle & Manufacturing
Holdings, Inc.
a
5,985
31,919 Aptiv plc
a
3,283,188
6,090 Autoliv, Inc. 522,583
92 AutoNation, Inc.
a
12,116
1,273 Beazer Homes USA, Inc.
a
27,128
3,255 Best Buy Company, Inc. 242,563
2,702 Bloomin' Brands, Inc. 66,929
1,648 Booking Holdings, Inc.
a
4,427,039
650 Boyd Gaming Corporation 45,110
1,373 Brunswick Corporation 116,417
4,121 Buckle, Inc. 138,177
6,704 Burlington Stores, Inc.
a
1,292,598
22,601 Cedar Fair, LP 988,116
2,809 Cheesecake Factory, Inc. 94,635
557 Chegg, Inc.
a
10,015
3,247 Chico's FAS, Inc.
a
16,365
2,254 Chipotle Mexican Grill, Inc.
a
4,660,415
433 Chuy's Holdings, Inc.
a
15,103
139,637 Clarus Corporation 1,358,668
237 Columbia Sportswear Company 19,799
3,845 Container Store Group, Inc.
a
11,881
98,888 Cooper-Standard Holdings, Inc.
a
1,330,044
4,646 Crocs, Inc.
a
574,571
1,473 Culp, Inc.
a
8,043
22,024 D.R. Horton, Inc. 2,418,676
9,314 Darden Restaurants, Inc. 1,415,076
2,093 Deckers Outdoor Corporation
a
1,003,259
5,037 Designer Brands, Inc. 41,253
4,206 Domino's Pizza, Inc. 1,335,279
928 Dorman Products, Inc.
a
79,956
987 Duolingo, Inc.
a
134,390
4,658 eBay, Inc. 216,271
217,916 Everi Holdings, Inc.
a
3,312,323

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Consumer Discretionary (4.2%) - continued
16,257 Five Below, Inc.
a
$ 3,208,482
78,102 Ford Motor Company 927,852
8,367 Fox Factory Holding Corporation
a
927,649
10,048 Gap, Inc. 96,461
1,118 Garmin, Ltd. 109,754
31,684 General Motors Company 1,046,839
6,060 Gentex Corporation 167,195
16,880 Goodyear Tire & Rubber
Company
a
180,110
9,211 Grand Canyon Education, Inc.
a
1,093,346
38,108 Harley-Davidson, Inc. 1,413,807
253 Hasbro, Inc. 14,983
295 Hibbet, Inc. 16,027
2,959 Hilton Grand Vacations, Inc.
a
126,645
2,420 Hilton Worldwide Holdings, Inc. 348,528
13,406 Home Depot, Inc. 4,029,039
3,760 Hyatt Hotels Corporation
a
429,768
740 KB Home 32,427
226 Kura Sushi USA, Inc.
a
15,576
1,606 La-Z-Boy, Inc. 46,140
3,870 Lear Corporation 494,044
1,360 Lennar Corporation 153,422
7,348 Lithia Motors, Inc. 1,623,100
15,770 Lowe's Companies, Inc. 3,277,479
1,882 Lululemon Athletica, Inc.
a
715,028
7,520 Macy's, Inc. 122,877
5,612 MarineMax, Inc.
a
163,421
148 Marriott Vacations Worldwide
Corporation 19,915
4,573 McDonald's Corporation 1,352,465
1,747 Modine Manufacturing Company
a
36,530
5,625 Mohawk Industries, Inc.
a
595,687
10,932 Newell Brands, Inc. 132,824
13,983 Nordstrom, Inc.
b
216,177
536 NVR, Inc.
a
3,130,240
1,648 ODP Corporation
a
71,210
1,519 O'Reilly Automotive, Inc.
a
1,393,394
523 Oxford Industries, Inc. 53,968
29,920 Papa John's International, Inc. 2,237,717
243 Patrick Industries, Inc. 16,677
3,194 PENN Entertainment, Inc.
a
95,149
34,300 Planet Fitness, Inc.
a
2,851,702
2,827 Playa Hotels and Resorts NV
a
26,319
2,858 Polaris, Inc. 310,522
170 Pool Corporation 59,724
1,797 PulteGroup, Inc. 120,669
3,958 PVH Corporation 339,636
4,102 Ross Stores, Inc. 437,806
1,124 Royal Caribbean Cruises, Ltd.
a
73,543
10,657 Ruth's Hospitality Group, Inc. 172,217
944 Six Flags Entertainment
Corporation
a
22,911
31,629 Skyline Champion Corporation
a
2,345,923
19,722 Sleep Number Corporation
a
444,731
64,044 Sonos, Inc.
a
1,353,890
23,328 Sony Group Corporation ADR 2,091,822
88,603 Stoneridge, Inc.
a
1,668,394
388 Taylor Morrison Home Corporation
a
16,719
16,690 Tesla, Inc.
a
2,742,334
1,663 Texas Roadhouse, Inc. 183,961
190,097 ThredUp, Inc.
a
501,856
276 TopBuild Corporation
a
62,232
7,554 Travel + Leisure Company 289,092
2,156 Ulta Beauty, Inc.
a
1,188,883
136 Vail Resorts, Inc. 32,711
Shares Common Stock (37.0%) Value
Consumer Discretionary (4.2%) - continued
1,122 Vera Bradley, Inc.
a
$ 5,879
1,741 Visteon Corporation
a
244,419
11,857 Wendy's Company 262,040
4,989 Wingstop, Inc. 998,349
13,044 Wyndham Hotels & Resorts, Inc. 889,862
35,306 Zumiez, Inc.
a
617,325
Total 87,171,567
Consumer Staples (1.9%)
19,767 Altria Group, Inc. 939,130
15,756 Archer-Daniels-Midland Company 1,230,228
13,913 BJ's Wholesale Club Holdings,
Inc.
a
1,062,536
851 Boston Beer Company, Inc.
a
270,201
533 Calavo Growers, Inc. 17,035
791 Cal-Maine Foods, Inc. 37,572
9,619 Casey's General Stores, Inc. 2,201,020
28,483 Celsius Holdings, Inc.
a
2,722,120
3,103 Coca-Cola Company 199,057
1,317 Costco Wholesale Corporation 662,741
88,577 Coty, Inc.
a
1,051,409
1,177 Darling Ingredients, Inc.
a
70,114
252 Dollar Tree, Inc.
a
38,735
22,238 e.l.f. Beauty, Inc.
a
2,062,797
3,847 Edgewell Personal Care Company 167,998
12,158 Flowers Foods, Inc. 334,467
615 Hain Celestial Group, Inc.
a
11,027
220 Hershey Company 60,073
14,494 Hormel Foods Corporation 586,137
919 Ingredion, Inc. 97,570
10,284 John B. Sanfilippo & Son, Inc. 1,069,022
11,266 Kroger Company 547,866
40,790 Lamb Weston Holdings, Inc. 4,560,730
682 McCormick & Company, Inc. 59,914
9,734 Mondelez International, Inc. 746,792
384 PepsiCo, Inc. 73,302
2,369 Performance Food Group
Company
a
148,513
50,382 Philip Morris International, Inc. 5,036,688
3,196 Post Holdings, Inc.
a
289,206
87,619 Primo Water Corporation 1,330,933
6,688 Procter & Gamble Company 1,045,869
104 Seneca Foods Corporation
a
4,950
2,305 SpartanNash Company 56,519
1,310 Sprouts Farmers Markets, Inc.
a
45,405
28,692 Sysco Corporation 2,201,824
68,654 Turning Point Brands, Inc. 1,633,279
5,784 Tyson Foods, Inc. 361,442
17,160 US Foods Holding Corporation
a
658,944
33,655 Walmart, Inc. 5,080,895
Total 38,774,060
Energy (1.8%)
7,094 Antero Midstream Corporation 76,331
866 APA Corporation 31,912
7,661 Archrock, Inc. 78,832
3,143 Baker Hughes Company 91,901
65,809 BP plc ADR 2,650,787
1,970 Cactus, Inc. 79,746
1,310 California Resources Corporation 53,055
2,204 Callon Petroleum Company
a
73,041
1,624 ChampionX Corporation 43,978
2,716 Cheniere Energy, Inc. 415,548
1,964 Chevron Corporation 331,091

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Energy (1.8%) - continued
128 Civitas Resources, Inc. $ 8,838
13,790 Clean Energy Fuels Corporation
a
58,883
1,108 Comstock Resources, Inc. 12,742
30,015 ConocoPhillips 3,088,243
1,149 CVR Energy, Inc. 30,265
60,363 Devon Energy Corporation 3,225,195
90,159 Enterprise Products Partners, LP 2,372,083
969 EOG Resources, Inc. 115,766
15,140 EQT Corporation 527,478
746 Equitrans Midstream Corporation 3,842
812 Evolution Petroleum Corporation 5,351
36,125 Exxon Mobil Corporation 4,275,033
2,819 Green Plains, Inc.
a
96,325
47 Gulfport Energy Corporation
a
4,252
84,059 Halliburton Company 2,752,932
1,717 Helmerich & Payne, Inc. 56,936
3,812 HF Sinclair Corporation 168,147
8,724 International Seaways, Inc. 347,390
18,507 Liberty Energy, Inc. 237,075
3,161 Magnolia Oil & Gas Corporation 66,760
4,131 Marathon Oil Corporation 99,805
22,482 Marathon Petroleum Corporation 2,742,804
29,496 Matador Resources Company 1,446,189
11,496 NexTier Oilfield Solutions, Inc.
a
92,888
112,087 NOV, Inc. 1,877,457
852 ONEOK, Inc. 55,729
6,356 Par Pacific Holdings, Inc.
a
148,921
1,722 Patterson-UTI Energy, Inc. 19,269
5,707 PBF Energy, Inc. 198,946
7,151 Phillips 66 707,949
11,780 Pioneer Natural Resources
Company 2,562,739
23,165 ProPetro Holding Corporation
a
160,765
848 Range Resources Corporation 22,430
24,425 RPC, Inc. 180,501
4,504 SM Energy Company 126,472
1,122 Solaris Oilfield Infrastructure, Inc. 8,617
4,523 Southwestern Energy Company
a
23,474
40,188 Talos Energy, Inc.
a
547,762
210,947 TechnipFMC plc
a
2,887,864
6,177 U.S. Silica Holdings, Inc.
a
80,610
12,956 Valero Energy Corporation 1,485,665
6,150 Viper Energy Partners, LP 181,056
9,725 Williams Companies, Inc. 294,279
Total 37,331,949
Financials (5.5%)
15,406 AGNC Investment Corporation 152,673
4,006 Allstate Corporation 463,735
77,947 Ally Financial, Inc. 2,056,242
3,269 Amalgamated Financial
Corporation 53,219
7,343 American Express Company 1,184,720
3,421 American Financial Group, Inc. 419,859
2,322 Ameriprise Financial, Inc. 708,489
2,564 Ameris Bancorp 85,894
6,821 Annaly Capital Management, Inc. 136,284
70 Apollo Global Management, Inc. 4,437
20,587 Arch Capital Group, Ltd.
a
1,545,466
10,030 Arthur J. Gallagher & Company 2,086,842
5,547 Associated Banc-Corp 98,903
535 Assurant, Inc. 65,875
2,086 Assured Guaranty, Ltd. 112,373
356 Atlantic Union Bankshares
Corporation 10,189
Shares Common Stock (37.0%) Value
Financials (5.5%) - continued
4,708 Banc of California, Inc. $ 53,436
119,312 Bank of America Corporation 3,493,455
87 Bank of Hawaii Corporation 4,213
1,898 Bank of Marin Bancorp 33,462
23,654 Bank of N.T. Butterfield & Son, Ltd. 608,617
11,587 Bank of New York Mellon
Corporation 493,490
1,313 Bank OZK 46,900
3,533 BankFinancial Corporation 29,236
3,579 BankUnited, Inc. 80,706
459 BayCom Corporation 7,656
2,259 BCB Bancorp, Inc. 26,656
6,841 Berkshire Hathaway, Inc.
a
2,247,611
827 BlackRock, Inc. 555,082
28,134 Blackstone Mortgage Trust, Inc. 513,164
197 BOK Financial Corporation 16,522
333 Bread Financial Holdings, Inc. 9,191
55,331 Bridgewater Bancshares, Inc.
a
550,543
4,198 Brighthouse Financial, Inc.
a
185,552
1,753 Brookline Bancorp, Inc. 16,724
1,213 Business First Bancshares, Inc. 18,704
44,722 Byline Bancorp, Inc. 865,371
3,893 Cadence Bank 78,716
16,944 Capital One Financial Corporation 1,648,651
36,457 Carlyle Group, Inc. 1,105,741
427 Cathay General Bancorp 13,608
3,394 Cboe Global Markets, Inc. 474,142
12,791 Central Pacific Financial
Corporation 203,121
246 Central Valley Community Bancorp 3,592
34,329 Charles Schwab Corporation 1,793,347
3,134 Chimera Investment Corporation 17,801
14,101 Chubb, Ltd. 2,842,198
7,996 Citigroup, Inc. 376,372
3,395 Citizens Financial Group, Inc. 105,041
2,008 CNB Financial Corporation 37,670
114,511 Columbia Banking System, Inc. 2,445,955
36,523 Comerica, Inc. 1,584,003
2,422 Commerce Bancshares, Inc. 135,269
428 Community Bank System, Inc. 21,383
5,100 Community Trust Bancorp, Inc. 183,651
4,617 ConnectOne Bancorp, Inc. 72,856
887 CrossFirst Bankshares, Inc.
a
8,897
44 Cullen/Frost Bankers, Inc. 4,851
11,216 Customers Bancorp, Inc.
a
244,957
5,248 CVB Financial Corporation 78,563
1,322 Dime Community Bancshares, Inc. 27,233
12,435 Discover Financial Services 1,286,649
3,114 Eagle Bancorp, Inc. 78,161
4,876 East West Bancorp, Inc. 252,040
6,787 Eastern Bankshares, Inc. 79,069
4,646 Ellington Residential Mortgage
REIT 34,241
2,806 Enova International, Inc.
a
123,240
20,411 Enterprise Financial Services
Corporation 872,774
27,714 Equitable Holdings, Inc. 720,287
1,096 Equity Bancshares, Inc. 25,811
256 Erie Indemnity Company 55,636
1,101 Euronet Worldwide, Inc.
a
121,925
7,487 F.N.B. Corporation 85,951
662 Farmers National Banc
Corporation 7,739
19,464 Federated Hermes, Inc. 805,615

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Financials (5.5%) - continued
28,443 Fidelity National Information
Services, Inc. $ 1,670,173
5,120 Fifth Third Bancorp 134,144
3,146 Financial Institutions, Inc. 54,992
7,642 First BanCorp/Puerto Rico 89,793
5,421 First Commonwealth Financial
Corporation 67,654
202 First Financial Bancorp 4,181
1,633 First Financial Bankshares, Inc. 47,782
1,293 First Financial Corporation 44,673
7,471 First Foundation, Inc. 46,993
888 First Hawaiian, Inc. 16,970
675 First Internet Bancorp 9,929
589 First Interstate BancSystem, Inc. 15,073
146 First Merchants Corporation 4,260
588 First Mid-Illinois Bancshares, Inc. 15,500
2,890 First of Long Island Corporation 33,813
1,572 First Republic Bank
b
5,518
4,077 Fiserv, Inc.
a
497,883
203 Five Star Bancorp 4,316
1,135 FLEETCOR Technologies, Inc.
a
242,799
4,098 Flushing Financial Corporation 49,299
894 Flywire Corporation
a
26,078
9,581 Fulton Financial Corporation 114,301
7,466 Genworth Financial, Inc.
a
43,377
15,861 Glacier Bancorp, Inc. 527,061
1,310 Global Life, Inc. 142,161
3,708 Global Payments, Inc. 417,929
3,037 Great Southern Bancorp, Inc. 154,523
2,177 Green Dot Corporation
a
37,423
13,622 Hamilton Lane, Inc. 1,003,669
3,060 Hancock Whitney Corporation 111,751
11,386 Hanmi Financial Corporation 183,998
2,940 Hanover Insurance Group, Inc. 351,506
4,180 Hartford Financial Services Group,
Inc. 296,738
32,949 Heartland Financial USA, Inc. 1,072,819
11,337 Heritage Commerce Corporation 96,364
1,013 Heritage Financial Corporation 17,839
2,336 Home BancShares, Inc. 50,855
2,537 HomeStreet, Inc. 24,761
3,787 Hometrust Bancshares, Inc. 79,035
22,305 Hope Bancorp, Inc. 202,975
4,483 Horizon Bancorp, Inc. 47,206
27,992 Houlihan Lokey, Inc. 2,557,909
6,697 Huntington Bancshares, Inc. 75,006
409 Independent Bank Corporation/MA 22,904
3,849 Independent Bank Corporation/MI 68,589
2,017 Interactive Brokers Group, Inc. 157,023
24,951 Intercontinental Exchange, Inc. 2,717,912
283 International Bancshares
Corporation 12,076
6,666 Invesco Mortgage Capital, Inc. 70,726
14,712 Invesco, Ltd. 252,017
43,422 J.P. Morgan Chase & Company 6,002,657
629 Jack Henry & Associates, Inc. 102,741
18,748 Janus Henderson Group plc 486,511
3,639 KeyCorp 40,975
18,007 Kinsale Capital Group, Inc. 5,883,067
1,305 KKR & Company, Inc. 69,256
14,296 M&T Bank Corporation 1,798,437
123 Marsh & McLennan Companies,
Inc. 22,163
14,804 Mastercard, Inc. 5,625,964
499 Mercantile Bank Corporation 14,002
Shares Common Stock (37.0%) Value
Financials (5.5%) - continued
186 Mercury General Corporation $ 5,656
4,941 MetLife, Inc. 303,032
3,222 Metropolitan Bank Holding
Corporation
a,b
103,394
9,929 MFA Financial, Inc. 106,141
11,833 MGIC Investment Corporation 175,957
4,584 Midland States Bancorp, Inc. 91,680
6,385 MidWestOne Financial Group, Inc. 132,170
19,270 Morgan Stanley 1,733,722
7,060 Mr. Cooper Group, Inc.
a
326,878
4,421 MSCI, Inc. 2,132,911
433 MVB Financial Corporation 7,902
19,657 Nasdaq, Inc. 1,088,408
5,810 Navient Corporation 96,097
8,725 New York Community Bancorp,
Inc. 93,270
14,295 NMI Holdings, Inc.
a
334,503
3,331 OceanFirst Financial Corporation 53,296
2,614 OFG Bancorp 66,840
6,251 Old National Bancorp 83,826
11,187 Old Republic International
Corporation 282,695
1,215 Old Second Bancorp, Inc. 14,932
8,232 OneMain Holdings, Inc. 315,862
454 Pacific Premier Bancorp, Inc. 10,097
6,907 PacWest Bancorp
b
70,106
192 Pathward Financial, Inc. 8,550
61,886 PayPal Holdings, Inc.
a
4,703,336
893 PCB Bancorp 12,341
323 Peapack-Gladstone Financial
Corporation 8,579
714 PennyMac Financial Services, Inc. 44,618
1,632 Pinnacle Financial Partners, Inc. 88,503
339 PNC Financial Services Group,
Inc. 44,155
5,509 Popular, Inc. 330,595
487 Preferred Bank/Los Angeles, CA 23,415
1,454 Premier Financial Corporation 24,151
4,302 Principal Financial Group, Inc. 321,316
1,857 Prosperity Bancshares, Inc. 116,285
2,312 Prudential Financial, Inc. 201,144
277 QCR Holdings, Inc. 11,468
37,039 Radian Group, Inc. 898,937
22,939 Raymond James Financial, Inc. 2,076,668
4,474 Regions Financial Corporation 81,695
53 Reinsurance Group of America,
Inc. 7,543
558 RenaissanceRe Holdings, Ltd. 120,199
32,696 Rithm Capital Corporation 266,799
23,389 RLI Corporation 3,252,240
4,637 S&P Global, Inc. 1,681,283
596 S&T Bancorp, Inc. 16,408
31,761 Seacoast Banking Corporation of
Florida 704,777
602 Shore Bancshares, Inc. 7,995
554 Simmons First National
Corporation 9,257
414 SmartFinancial, Inc. 8,918
399 South Plains Financial, Inc. 8,191
235 Southern First Bancshares, Inc.
a
6,481
1,102 SouthState Corporation 76,016
29,012 State Street Corporation 2,096,407
5,167 Synchrony Financial 152,478
4,909 Synovus Financial Corporation 151,197
1,789 T. Rowe Price Group, Inc. 200,958

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Financials (5.5%) - continued
1,439 Territorial Bancorp, Inc. $ 24,103
1,836 Texas Capital Bancshares, Inc.
a
92,259
4,526 TPG RE Finance Trust, Inc. 32,270
8,625 TPG, Inc. 249,866
14,563 Tradeweb Markets, Inc. 1,025,381
43,321 Triumph Financial, Inc.
a
2,250,959
3,312 Truist Financial Corporation 107,905
2,514 TrustCo Bank Corporation NY 75,018
7,344 Two Harbors Investment
Corporation 102,302
670 U.S. Bancorp 22,968
1,693 UMB Financial Corporation 107,692
2,750 United Bankshares, Inc. 91,108
804 United Community Banks, Inc. 20,020
999 Univest Financial Corporation 20,100
16,880 Unum Group 712,336
5,183 Valley National Bancorp 48,617
4,158 Veritex Holdings, Inc. 71,559
6,787 Virtu Financial, Inc. 136,079
868 Visa, Inc. 202,010
12,002 Voya Financial, Inc. 917,913
2,278 W.R. Berkley Corporation 134,220
548 Walker & Dunlop, Inc. 36,886
2,763 Washington Federal, Inc. 77,475
166 Webster Financial Corporation 6,192
105,108 Wells Fargo & Company 4,178,043
933 Westamerica Bancorporation 37,796
98,555 Western Alliance Bancorp
b
3,658,362
829 Western Asset Mortgage Capital
Corporation 7,345
17,192 Western Union Company 187,909
876 WEX, Inc.
a
155,359
136 Willis Towers Watson plc 31,498
772 Wintrust Financial Corporation 52,782
305 WSFS Financial Corporation 10,727
33,465 Zions Bancorp NA 932,335
2,966 Zurich Insurance Group AG 1,438,368
Total 113,784,336
Health Care (5.6%)
850 10X Genomics, Inc.
a
44,565
13,060 Abbott Laboratories 1,442,738
24,187 ACADIA Pharmaceuticals, Inc.
a
515,909
2,060 Adaptive Biotechnologies
Corporation
a
14,708
9,136 Agilent Technologies, Inc. 1,237,288
95,794 Agiliti, Inc.
a
1,601,676
2,182 Agios Pharmaceuticals, Inc.
a
49,902
5,366 Aldeyra Therapeutics, Inc.
a
51,138
4,257 Align Technology, Inc.
a
1,384,802
1,596 Alignment Healthcare, Inc.
a
10,039
14,018 Alkermes plc
a
400,214
6,287 Allogene Therapeutics, Inc.
a
34,138
168 Alnylam Pharmaceuticals, Inc.
a
33,466
2,619 Amedisys, Inc.
a
210,306
2,227 AmerisourceBergen Corporation 371,575
2,697 Amgen, Inc. 646,579
3,313 Amicus Therapeutics, Inc.
a
38,232
746 AMN Healthcare Services, Inc.
a
64,417
942 Anika Therapeutics, Inc.
a
24,172
1,562 Arcutis Biotherapeutics, Inc.
a
21,618
5,979 Argenx SE ADR
a
2,319,134
391 Arvinas, Inc.
a
10,248
4,654 Ascendis Pharma AS ADR
a
325,594
40,937 AstraZeneca plc ADR 2,997,407
Shares Common Stock (37.0%) Value
Health Care (5.6%) - continued
1,545 Avanos Medical, Inc.
a
$ 45,639
101,240 Avantor, Inc.
a
1,972,155
14,345 Axonics, Inc.
a
824,264
14,028 Azenta, Inc.
a
610,078
25,749 Baxter International, Inc. 1,227,712
7,516 Biogen, Inc.
a
2,286,593
21,979 BioLife Solutions, Inc.
a
385,951
210 BioMarin Pharmaceutical, Inc.
a
20,168
726 Bio-Rad Laboratories, Inc.
a
327,274
25,179 Bio-Techne Corporation 2,011,299
972 Blueprint Medicines Corporation
a
49,621
764 Bristol-Myers Squibb Company 51,012
1,731 Cardinal Health, Inc. 142,115
33,141 Centene Corporation
a
2,284,409
1,747 Charles River Laboratories
International, Inc.
a
332,140
363 Chemed Corporation 200,104
8,817 Cigna Group 2,233,258
2,569 Codexis, Inc.
a
10,070
3,827 Community Health Systems, Inc.
a
24,263
41 CONMED Corporation 5,148
4,065 Cooper Companies, Inc. 1,550,594
1,167 CRISPR Therapeutics AG
a
57,113
16,225 CVS Health Corporation 1,189,455
8,371 Danaher Corporation 1,983,174
6,761 Deciphera Pharmaceuticals, Inc.
a
96,074
3,292 Dentsply Sirona, Inc. 138,034
24,468 Dexcom, Inc.
a
2,968,947
8,749 Dynavax Technologies
Corporation
a
91,077
27,767 Edwards Lifesciences Corporation
a
2,442,941
7,156 Elanco Animal Health, Inc.
a
67,767
5,983 Elevance Health, Inc. 2,803,933
1,409 Enanta Pharmaceuticals, Inc.
a
50,090
1,628 Enhabit, Inc.
a
19,943
53,500 Enovis Corporation
a
3,116,375
1,540 Exact Sciences Corporation
a
98,668
2,634 FibroGen, Inc.
a
45,094
32,426 Gilead Sciences, Inc. 2,665,741
3,631 Globus Medical, Inc.
a
211,106
385 Guardant Health, Inc.
a
8,686
34,334 Halozyme Therapeutics, Inc.
a
1,103,151
6,481 HCA Healthcare, Inc. 1,862,186
1,295 HealthEquity, Inc.
a
69,218
7,624 Hologic, Inc.
a
655,740
135 IDEXX Laboratories, Inc.
a
66,442
16,639 Immunocore Holdings plc ADR
a
965,894
18,537 Inari Medical, Inc.
a
1,231,228
11,342 Insmed, Inc.
a
221,169
11,909 Inspire Medical Systems, Inc.
a
3,187,206
8,160 Insulet Corporation
a
2,595,206
5,623 Intuitive Surgical, Inc.
a
1,693,760
20,859 Ionis Pharmaceuticals, Inc.
a
737,783
1,901 Jazz Pharmaceuticals, Inc.
a
267,033
27,328 Johnson & Johnson 4,473,594
829 Kiniksa Pharmaceuticals, Ltd.
a
8,912
3,557 Kura Oncology, Inc.
a
34,645
11,160 Laboratory Corporation of America
Holdings 2,530,084
31,424 Lantheus Holdings, Inc.
a
2,685,181
62 Ligand Pharmaceuticals, Inc.
a
4,734
5,516 LivaNova plc
a
264,216
16 Madrigal Pharmaceuticals, Inc.
a
4,992
215,209 Maravai LifeSciences Holdings,
Inc.
a
2,967,732

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Health Care (5.6%) - continued
884 Masimo Corporation
a
$ 167,200
1,765 Medpace Holdings, Inc.
a
353,247
34,350 Medtronic plc 3,124,132
47,794 Merck & Company, Inc. 5,518,773
2,808 Mersana Therapeutics, Inc.
a
12,299
386 Mirati Therapeutics, Inc.
a
17,104
648 Moderna, Inc.
a
86,113
4,445 Molina Healthcare, Inc.
a
1,324,121
186 MultiPlan Corporation
a
182
2,012 Myriad Genetics, Inc.
a
42,835
14,660 Natera, Inc.
a
743,555
1,988 National HealthCare Corporation 115,125
3,766 Novo Nordisk AS ADR 629,261
933 Nurix Therapeutics, Inc.
a
8,985
1,929 OraSure Technologies, Inc.
a
13,117
2,575 Pediatrix Medical Group, Inc.
a
36,900
57,344 Pfizer, Inc. 2,230,108
7,008 Phreesia, Inc.
a
221,733
119,846 Progyny, Inc.
a
3,983,681
3,561 Protagonist Therapeutics, Inc.
a
80,479
60,770 R1 RCM, Inc.
a
947,404
1,254 RAPT Therapeutics, Inc.
a
22,823
981 Regeneron Pharmaceuticals, Inc.
a
786,556
13,120 Repligen Corporation
a
1,989,386
60,283 Revance Therapeutics, Inc.
a
1,918,808
1,995 Royalty Pharma PLC 70,124
1,413 Sage Therapeutics, Inc.
a
69,025
4,622 Sarepta Therapeutics, Inc.
a
567,443
1,811 Sensus Healthcare, Inc.
a
8,566
3,891 ShockWave Medical, Inc.
a
1,129,013
29,258 Silk Road Medical, Inc.
a
1,287,937
1,183 SpringWorks Therapeutics, Inc.
a
27,659
38,892 Stevanato Group SPA 1,031,027
1,459 Syneos Health, Inc.
a
57,280
1,642 Teleflex, Inc. 447,478
17,349 Travere Therapeutics, Inc.
a
374,218
2,583 Twist Bioscience Corporation
a
32,236
1,841 Ultragenyx Pharmaceutical, Inc.
a
80,396
5,516 UnitedHealth Group, Inc. 2,714,368
1,522 Vanda Pharmaceuticals, Inc.
a
9,345
528 Veeva Systems, Inc.
a
94,554
5,636 Veracyte, Inc.
a
127,599
17,654 Vericel Corporation
a
556,278
49,836 Viatris, Inc. 464,970
102,498 Viemed Healthcare, Inc.
a
1,112,103
21,914 Vor BioPharma, Inc.
a,b
97,517
141 VYNE Therapeutics, Inc.
a,b
742
3,085 Waters Corporation
a
926,611
1,471 Zentalis Pharmaceuticals, Inc.
a
32,406
15,091 Zimmer Biomet Holdings, Inc. 2,089,198
15,894 Zoetis, Inc. 2,793,847
Total 116,703,923
Industrials (5.3%)
3,806 3M Company 404,273
5,058 Acuity Brands, Inc. 796,028
21,436 Advanced Drainage Systems, Inc. 1,837,494
3,654 AGCO Corporation 452,877
44,449 Air Lease Corporation 1,787,739
10,971 Alaska Air Group, Inc.
a
476,800
360 Albany International Corporation 32,836
490 American Woodmark Corporation
a
24,755
14,705 AMETEK, Inc. 2,028,261
398 Apogee Enterprises, Inc. 16,939
2,763 Armstrong World Industries, Inc. 189,708
Shares Common Stock (37.0%) Value
Industrials (5.3%) - continued
49,840 ASGN, Inc.
a
$ 3,568,046
468 Atkore International Group, Inc.
a
59,122
2,068 AZZ, Inc. 78,026
99,318 Badger Infrastructure Solutions,
Ltd. 2,176,441
28,090 Barnes Group, Inc. 1,180,623
838 Beacon Roofing Supply, Inc.
a
50,431
174 Broadridge Financial Solutions,
Inc. 25,301
9,736 Carlisle Companies, Inc. 2,101,516
539 Caterpillar, Inc. 117,933
515 CBIZ, Inc.
a
27,135
18,197 Chart Industries, Inc.
a
2,422,021
26,615 Cimpress plc
a
1,382,649
3,112 Cintas Corporation 1,418,356
121,033 CNH Industrial NV 1,706,565
140 Columbus McKinnon Corporation 4,859
9,693 Conduent Incorporated
a
34,022
2,413 Core & Main, Inc.
a
62,883
855 CoStar Group, Inc.
a
65,792
14,349 Crane Company
a
1,034,132
14,349 Crane NXT Company 679,569
1,075 CSW Industrials, Inc. 144,770
93,256 CSX Corporation 2,857,364
3,989 Curtiss-Wright Corporation 677,452
1,058 Daseke, Inc.
a
8,654
1,101 Deere & Company 416,200
51,969 Delta Air Lines, Inc.
a
1,783,056
1,271 Donaldson Company, Inc. 80,772
33 Dover Corporation 4,823
80,354 Driven Brands Holdings, Inc.
a
2,466,868
1,105 Eagle Bulk Shipping, Inc. 49,416
2,961 EMCOR Group, Inc. 506,331
15,153 Emerson Electric Company 1,261,639
245 Equifax, Inc. 51,053
7,282 Expeditors International of
Washington, Inc. 828,983
40,257 Fastenal Company 2,167,437
107,342 First Advantage Corporation
a
1,380,418
1,072 Forrester Research, Inc.
a
33,168
3,504 Fortune Brands Innovations, Inc. 226,674
30,994 Forward Air Corporation 3,270,177
797 Genco Shipping & Trading, Ltd. 12,282
8,116 General Dynamics Corporation 1,772,047
351 Gorman-Rupp Company 8,617
21,427 Greenbrier Companies, Inc. 566,744
3,926 Hawaiian Holdings, Inc.
a
32,704
3,828 Healthcare Services Group, Inc. 59,755
208 Heidrick & Struggles International,
Inc. 5,223
25,023 Helios Technologies, Inc. 1,504,883
3,928 Hillman Solutions Corporation
a
32,995
85,677 Howmet Aerospace, Inc. 3,794,634
1,330 Hubbell, Inc. 358,196
254 ICF International, Inc. 28,956
1,716 IDEX Corporation 354,045
3,125 Interface, Inc. 24,500
82,535 Janus International Group, Inc.
a
742,815
114 JB Hunt Transport Services, Inc. 19,983
9,645 JetBlue Airways Corporation
a
68,865
25,601 Johnson Controls International plc 1,531,964
192 Knight-Swift Transportation
Holdings, Inc. 10,813
7,176 L3Harris Technologies, Inc. 1,400,396
3,709 Landstar System, Inc. 652,895

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Industrials (5.3%) - continued
19,982 Lincoln Electric Holdings, Inc. $ 3,352,980
18,468 ManpowerGroup, Inc. 1,398,212
3,504 Masterbrand, Inc.
a
28,277
1,233 Matson, Inc. 83,881
15,709 Maximus, Inc. 1,314,058
12,073 Mercury Systems, Inc.
a
575,520
24,935 Middleby Corporation
a
3,512,843
21,873 Miller Industries, Inc. 713,060
438 Moog, Inc. 39,468
1,345 MSC Industrial Direct Company,
Inc. 122,032
138 National Presto Industries, Inc. 9,387
2,662 Northrop Grumman Corporation 1,227,901
7,268 Old Dominion Freight Line, Inc. 2,328,595
5,502 Owens Corning, Inc. 587,669
8,421 PACCAR, Inc. 628,965
9,447 Parker-Hannifin Corporation 3,069,141
5,467 Paycom Software, Inc.
a
1,587,453
4,610 Paylocity Holding Corporation
a
891,067
22,827 Pentair plc 1,325,792
9,548 Quanta Services, Inc. 1,619,723
27,220 Regal Rexnord Corporation 3,542,955
2,519 Republic Services, Inc. 364,298
1,882 Resideo Technologies, Inc.
a
33,500
45,404 Ritchie Brothers Auctioneers, Inc. 2,596,655
836 RXO, Inc.
a
15,123
5,237 Saia, Inc.
a
1,559,421
5,871 SkyWest, Inc.
a
166,149
184 Snap-On, Inc. 47,731
6,444 Southwest Airlines Company 195,189
3,485 Standex International Corporation 427,993
547 Stanley Black & Decker, Inc. 47,228
529 Sterling Construction Company,
Inc.
a
19,531
104,948 Sun Country Airlines Holdings,
Inc.
a
2,070,624
3,176 Sunrun, Inc.
a
66,823
13,463 Tennant Company 1,028,842
1,860 Terex Corporation 82,937
4,611 Textron, Inc. 308,660
22,072 Timken Company 1,696,233
1,562 Titan International, Inc.
a
15,245
2,414 Trane Technologies plc 448,545
20,857 TransUnion 1,435,170
3,266 Trex Company, Inc.
a
178,520
1,858 TriNet Group, Inc.
a
172,385
281 TTEC Holdings, Inc. 9,574
3,528 Tutor Perini Corporation
a
18,698
47,139 Uber Technologies, Inc.
a
1,463,666
294 UniFirst Corporation/MA 48,122
4,319 Union Pacific Corporation 845,228
16,416 United Parcel Service, Inc. 2,951,761
7,741 United Rentals, Inc. 2,795,353
373 Valmont Industries, Inc. 108,379
3,102 Wabash National Corporation 79,628
47,385 WillScot Mobile Mini Holdings
Corporation
a
2,151,279
Total 108,849,168
Information Technology (6.5%)
7,852 8x8, Inc.
a
22,535
8,113 Adobe, Inc.
a
3,063,144
6,828 Adtran Holdings, Inc. 62,271
8,892 Advanced Micro Devices, Inc.
a
794,678
2,519 Alarm.com Holdings, Inc.
a
120,131
Shares Common Stock (37.0%) Value
Information Technology (6.5%) - continued
1,005 Alpha and Omega Semiconductor,
Ltd.
a
$ 23,999
3,456 Alteryx, Inc.
a
142,145
490 American Software, Inc. 5,851
3,099 Amkor Technology, Inc. 69,325
25,829 Amphenol Corporation 1,949,315
2,565 ANSYS, Inc.
a
805,205
552 Appian Corporation
a
20,728
79,259 Apple, Inc. 13,448,667
9,833 Applied Materials, Inc. 1,111,424
9,123 Arista Networks, Inc.
a
1,461,140
6,036 Arrow Electronics, Inc.
a
690,699
5,599 Autodesk, Inc.
a
1,090,629
190 Aviat Networks, Inc.
a
6,234
882 Benchmark Electronics, Inc. 18,831
38,072 BigCommerce Holdings, Inc.
a
281,352
12,969 BILL Holdings, Inc.
a
996,149
1,323 Cadence Design Systems, Inc.
a
277,102
1,544 CalAmp Corporation
a
3,922
59,165 Calix, Inc.
a
2,703,840
567 CDW Corporation 96,158
40,737 Ciena Corporation
a
1,875,531
127,802 Cisco Systems, Inc. 6,038,644
47,754 Cognex Corporation 2,277,388
183 Cognizant Technology Solutions
Corporation 10,927
2,377 Coherent Corporation
a
81,151
25,788 Cohu, Inc.
a
872,666
24,744 CommScope Holding Company,
Inc.
a
121,988
1,185 Corning, Inc. 39,366
2,427 Datadog, Inc.
a
163,531
12,213 Descartes Systems Group, Inc.
a
967,025
4,642 Dolby Laboratories, Inc. 388,489
36,320 Dropbox, Inc.
a
738,749
1,353 Elastic NV
a
77,459
11,973 Entegris, Inc. 897,017
3,813 EPAM Systems, Inc.
a
1,076,944
40 Fair Isaac Corporation
a
29,118
673 First Solar, Inc.
a
122,876
33,136 Five9, Inc.
a
2,148,538
25,030 Flex, Ltd.
a
514,867
2,844 FormFactor, Inc.
a
77,670
16,128 Fortinet, Inc.
a
1,016,870
14,397 Gen Digital, Inc. 254,395
57,315 Gilat Satellite Networks, Ltd.
a
270,527
77 GoDaddy, Inc.
a
5,827
81,987 Grid Dynamics Holdings, Inc.
a
891,199
22,388 Guidewire Software, Inc.
a
1,705,742
25,255 Hackett Group, Inc. 468,733
159 HP, Inc. 4,724
2,385 HubSpot, Inc.
a
1,003,966
1,863 IPG Photonics Corporation
a
214,208
31,807 Juniper Networks, Inc. 958,981
42 Keysight Technologies, Inc.
a
6,075
579 KLA Corporation 223,807
61,096 Knowles Corporation
a
1,031,300
3,251 Lam Research Corporation 1,703,784
42,393 Lattice Semiconductor
Corporation
a
3,378,722
3,528 Littelfuse, Inc. 854,623
9,458 Lumentum Holdings, Inc.
a
456,348
274 MaxLinear, Inc.
a
6,612
17,215 Microchip Technology, Inc. 1,256,523
63,745 Microsoft Corporation 19,586,289

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Information Technology (6.5%) - continued
4,071 Monolithic Power Systems, Inc. $ 1,880,680
279 Motorola Solutions, Inc. 81,301
2,373 NCR Corporation
a
52,894
3,533 NICE, Ltd. ADR
a
720,767
13,596 Nova, Ltd.
a
1,243,354
20,287 NVIDIA Corporation 5,629,440
10,993 ON Semiconductor Corporation
a
791,056
2,992 PagerDuty, Inc.
a
89,939
10,892 Palo Alto Networks, Inc.
a
1,987,354
294 PC Connection, Inc. 11,839
12,113 Plexus Corporation
a
1,059,524
13,212 PTC, Inc.
a
1,661,937
5,079 Q2 Holdings, Inc.
a
125,045
1,189 Qorvo, Inc.
a
109,483
38,784 QUALCOMM, Inc. 4,529,971
585 Qualys, Inc.
a
66,070
3,779 Rackspace Technology, Inc.
a
5,517
2,941 Rambus, Inc.
a
130,404
2,075 RingCentral, Inc.
a
57,187
13,403 Salesforce, Inc.
a
2,658,753
51,001 Samsung Electronics Company,
Ltd. 2,509,458
529 Sanmina Corporation
a
27,646
4,873 ServiceNow, Inc.
a
2,238,754
5,123 SiTime Corporation
a
555,692
7,280 Skyworks Solutions, Inc. 770,952
12,661 Splunk, Inc.
a
1,091,885
1,585 Sprinklr, Inc.
a
18,957
68,664 Sprout Social, Inc.
a
3,382,389
5,341 Synopsys, Inc.
a
1,983,220
400 Teledyne Technologies, Inc.
a
165,760
3,072 Teradata Corporation
a
118,917
107 Teradyne, Inc. 9,778
22,175 Texas Instruments, Inc. 3,707,660
12,736 Trimble, Inc.
a
599,866
245,797 TTM Technologies, Inc.
a
2,902,863
6,333 Tyler Technologies, Inc.
a
2,400,397
594 Ubiquiti, Inc. 138,135
9,196 Universal Display Corporation 1,227,298
4,026 Upland Software, Inc.
a
14,775
1,950 Verint Systems, Inc.
a
71,155
6,763 Viavi Solutions, Inc.
a
60,596
7,258 Vishay Intertechnology, Inc. 154,523
7,981 Vontier Corporation 216,525
1,473 Western Digital Corporation
a
50,730
21,123 Wolfspeed, Inc.
a
983,276
37,063 Workiva, Inc.
a
3,462,425
1,377 Xerox Holdings Corporation 21,578
5,812 Yext, Inc.
a
51,029
123 Zebra Technologies Corporation
a
35,428
3,102 Zoom Video Communications,
Inc.
a
190,556
Total 135,139,411
Materials (1.6%)
1,792 Albemarle Corporation 332,344
624 Alcoa Corporation 23,175
20,649 AptarGroup, Inc. 2,447,113
1,855 Avery Dennison Corporation 323,660
67,098 Axalta Coating Systems, Ltd.
a
2,118,284
21,028 Ball Corporation 1,118,269
28,904 Carpenter Technology Corporation 1,524,397
4,534 Celanese Corporation 481,692
28,834 CF Industries Holdings, Inc. 2,063,938
3,866 Cleveland-Cliffs, Inc.
a
59,459
Shares Common Stock (37.0%) Value
Materials (1.6%) - continued
318 Commercial Metals Company $ 14,847
23,533 Compass Minerals International,
Inc. 770,235
5,297 Corteva, Inc. 323,753
638 Crown Holdings, Inc. 54,728
18,107 Eastman Chemical Company 1,525,877
737 Greif, Inc. 46,276
114 Hawkins, Inc. 4,599
5,776 Huntsman Corporation 154,739
22,678 Ingevity Corporation
a
1,626,920
2,758 Innospec, Inc. 280,296
3,049 International Flavors & Fragrances,
Inc. 295,631
132,176 Ivanhoe Mines, Ltd.
a
1,146,303
1,001 Kaiser Aluminum Corporation 65,786
2,553 Linde plc 943,206
3,426 LSB Industries, Inc.
a
30,594
7,314 LyondellBasell Industries NV 691,978
3,716 Martin Marietta Materials, Inc. 1,349,651
1,952 Mercer International, Inc. 18,993
1,636 MP Materials Corporation
a
35,452
812 Myers Industries, Inc. 15,387
6,271 Newmont Corporation 297,245
18,442 Nucor Corporation 2,732,736
3,865 O-I Glass, Inc.
a
86,847
2,140 Orion Engineered Carbons SA 51,809
11,556 PPG Industries, Inc. 1,620,845
163,941 Ranpak Holdings Corporation
a
668,879
762 Reliance Steel & Aluminum
Company 188,824
18,585 RPM International, Inc. 1,524,528
1,482 Ryerson Holding Corporation 55,975
5,056 Schnitzer Steel Industries, Inc. 146,068
112 Sensient Technologies Corporation 8,339
7,935 SSR Mining, Inc. 113,629
16,646 Steel Dynamics, Inc. 1,730,352
26,592 Summit Materials, Inc.
a
728,887
1,888 TimkenSteel Corporation
a
31,605
1,185 TriMas Corporation 30,111
1,266 Trinseo plc 22,940
113,770 Tronox Holdings plc 1,557,511
8,398 United States Lime & Minerals, Inc. 1,351,238
9,098 United States Steel Corporation 208,162
228 Vulcan Materials Company 39,927
321 Westlake Corporation 36,523
7,500 WestRock Company 224,475
Total 33,345,037
Real Estate (1.5%)
38,581 Agree Realty Corporation 2,623,122
5,468 Alexandria Real Estate Equities,
Inc. 679,016
1,173 American Assets Trust, Inc. 21,349
7,744 Apartment Income REIT
Corporation 286,373
7,848 AvalonBay Communities, Inc. 1,415,544
7,296 Camden Property Trust 802,925
1,776 CareTrust REIT, Inc. 34,614
22,620 CBRE Group, Inc.
a
1,734,049
19,675 CubeSmart 895,016
217,178 Cushman and Wakefield plc
a
2,139,203
6,044 Digital Realty Trust, Inc. 599,263
4,439 DigitalBridge Group, Inc. 55,177
617 EastGroup Properties, Inc. 102,767
1,315 Elme Communities 22,657

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.0%) Value
Real Estate (1.5%) - continued
8,017 EPR Properties $ 336,393
2,797 Equity Commonwealth 57,954
11,749 Equity Residential 743,124
4,688 Essential Properties Realty Trust,
Inc. 116,028
962 Essex Property Trust, Inc. 211,380
3,316 Extra Space Storage, Inc. 504,165
6,446 First Industrial Realty Trust, Inc. 338,222
5,857 FirstService Corporation 882,884
7,659 Four Corners Property Trust, Inc. 195,381
963 Getty Realty Corporation 32,097
259 Gladstone Land Corporation 4,172
120,488 Healthcare Realty Trust, Inc. 2,383,253
100,281 Host Hotels & Resorts, Inc. 1,621,544
1,397 Howard Hughes Corporation
a
108,086
46,327 Independence Realty Trust, Inc. 771,345
30 Jones Lang LaSalle, Inc.
a
4,171
2,246 Kennedy-Wilson Holdings, Inc. 37,688
1,294 Life Storage, Inc. 173,888
843 LTC Properties, Inc. 28,198
18,969 LXP Industrial Trust 178,309
2,082 Mid-America Apartment
Communities, Inc. 320,212
20,011 National Retail Properties, Inc. 870,478
49,296 National Storage Affiliates Trust 1,900,361
14,038 Necessity Retail REIT, Inc. 77,349
6,123 NetSTREIT Corporation 111,561
5,971 Public Storage, Inc. 1,760,430
3,975 Realty Income Corporation 249,789
11,981 Regency Centers Corporation 735,993
15,376 Rexford Industrial Realty, Inc. 857,519
11,217 Sabra Health Care REIT, Inc. 127,874
6,691 SBA Communications Corporation 1,745,615
20,678 Service Properties Trust 181,346
1,617 Terreno Realty Corporation 99,591
17,208 UDR, Inc. 711,207
2,434 Welltower, Inc. 192,821
11,991 Zillow Group, Inc.
a
512,975
Total 30,594,478
Utilities (1.1%)
2,355 AES Corporation 55,719
15,739 Alliant Energy Corporation 867,849
1,829 Artesian Resources Corporation 100,193
893 Avista Corporation 39,355
15,758 Black Hills Corporation 1,028,840
26,943 CenterPoint Energy, Inc. 820,953
2,351 Consolidated Water Company,
Ltd. 39,732
26,942 Constellation Energy Corporation 2,085,311
17,863 Duke Energy Corporation 1,766,293
7,788 Edison International 573,197
34,291 Entergy Corporation 3,689,026
1,216 Essential Utilities, Inc. 51,923
18,094 Evergy, Inc. 1,123,818
461 NextEra Energy Partners, LP 26,512
62,772 NiSource, Inc. 1,786,491
18,226 NorthWestern Corporation 1,068,408
28,235 OGE Energy Corporation 1,059,942
5,329 PG&E Corporation
a
91,179
8,091 Pinnacle West Capital Corporation 634,820
22,409 Portland General Electric
Company 1,134,344
29,574 Public Service Enterprise Group,
Inc. 1,869,077
Shares Common Stock (37.0%) Value
Utilities (1.1%) - continued
11,020 Sempra Energy $ 1,713,500
9,865 Spire, Inc. 668,156
8,090 UGI Corporation 274,089
856 Vistra Energy Corporation 20,424
1,740 Xcel Energy, Inc. 121,643
Total 22,710,794
Total Common Stock
(cost $668,362,427) 765,224,999
Principal
Amount Long-Term Fixed Income ( 3.3% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 26,803
3.184%,  9/20/2046, Ser.
2007-1, Class 4A1
c
18,222
Total 18,222
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
200,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
189,715
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
d
261,428
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,d
289,229
1,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
972,352
325,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
c,d
329,323
Total 2,042,047
Mortgage-Backed Securities (1.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
998,620 2.500%,  5/1/2051 865,557
884,755 3.500%,  5/1/2052 822,782
687,921 4.000%,  5/1/2052 662,940
1,453,259 3.500%,  6/1/2052 1,351,263
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
259,789 2.500%,  7/1/2030 245,919
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
640,223 3.000%,  8/1/2038 597,993
776,678 3.500%,  5/1/2040 741,042
513,241 2.500%,  4/1/2042 454,840
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
958,401 3.000%,  1/1/2052 862,131
229,160 2.000%,  2/1/2051 191,583
127,364 2.000%,  2/1/2051 106,331
552,094 2.500%,  2/1/2051 478,529
737,865 2.500%,  2/1/2051 643,557
1,474,620 2.000%,  3/1/2051 1,230,423
982,442 3.000%,  3/1/2052 886,348
493,283 2.500%,  4/1/2051 427,609

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (3.3%) Value
Mortgage-Backed Securities (1.2%) - continued
$ 554,682 3.000%,  4/1/2051 $ 499,920
610,167 3.000%,  5/1/2050 553,936
266,409 2.000%,  5/1/2051 222,226
497,444 3.000%,  5/1/2051 452,805
408,978 3.000%,  6/1/2050 375,142
811,189 2.500%,  7/1/2051 703,134
636,218 3.500%,  7/1/2051 597,290
676,795 3.500%,  8/1/2050 638,173
452,312 3.500%,  9/1/2052 422,437
1,172,771 4.000%,  10/1/2052 1,125,646
267,773 2.000%,  11/1/2051 223,162
1,101,413 2.000%,  12/1/2050 919,538
916,500 2.500%,  12/1/2051 797,410
1,324,463 4.500%,  12/1/2052 1,306,410
1,575,000 5.500%,  5/1/2041
e
1,587,920
425,000 4.000%,  5/1/2049
e
406,240
1,825,000 4.500%,  5/1/2049
e
1,784,009
1,125,000 5.000%,  5/1/2049
e
1,118,540
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
369,036 3.500%,  7/1/2061 340,642
602,196 4.000%,  12/1/2061 575,658
Total 25,219,085
U.S. Government & Agencies (2.0%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,285,391
3,850,000 4.000%,  11/15/2052 4,087,617
1,490,000 2.250%,  11/15/2027 1,409,156
4,500,000 2.875%,  5/15/2028 4,363,242
190,000 5.250%,  11/15/2028 206,239
125,000 0.875%,  11/15/2030 104,336
70,000 1.375%,  11/15/2031 59,516
8,000,000 2.875%,  5/15/2032 7,656,875
3,240,000 1.375%,  11/15/2040 2,242,561
2,291,000 2.500%,  5/15/2046 1,824,119
U.S. Treasury Notes
5,700,000 3.000%,  6/30/2024 5,593,348
960,000 2.250%,  11/15/2024 930,075
1,930,000 2.125%,  11/30/2024 1,866,144
540,000 2.625%,  1/31/2026 523,526
4,295,000 2.500%,  2/28/2026 4,148,198
200,000 0.750%,  1/31/2028 175,828
900,000 3.500%,  1/31/2028 898,980
2,400,000 3.625%,  3/31/2028 2,412,938
Total 39,788,089
Total Long-Term Fixed Income
(cost $70,196,293) 67,067,443
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
602,625 Thrivent Cash Management Trust 602,625
Total Collateral Held for
Securities Loaned
(cost $602,625) 602,625
Shares or
Principal
Amount Short-Term Investments ( 18.1% ) Value
Federal Home Loan Bank Discount
Notes
3,900,000 4.690%, 5/12/2023
f,g
$ 3,894,588
7,300,000 4.650%, 5/15/2023
f,g
7,287,108
600,000 4.720%, 5/25/2023
f,g
598,185
500,000 4.750%, 6/12/2023
f,g
497,239
1,300,000 4.750%, 6/14/2023
f,g
1,292,482
7,200,000 4.720%, 6/21/2023
f,g
7,151,757
4,300,000 4.870%, 8/18/2023
f,g
4,237,923
Thrivent Core Short-Term Reserve
Fund
35,030,395 5.260% 350,303,945
Total Short-Term Investments
(cost $375,181,578) 375,263,227
Total Investments (cost
$1,832,250,760) 100.2% $2,072,737,686
Other Assets and Liabilities, Net
(0.2%) (3,936,912)
Total Net Assets 100.0% $2,068,800,774
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of April 28, 2023:
Securities Lending Transactions
Common Stock $ 579,774
Total lending $579,774
Gross amount payable upon return of
collateral for securities loaned $602,625
Net amounts due to counterparty $22,851

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 331,039,934
Gross unrealized depreciation (66,482,628)
Net unrealized appreciation (depreciation) $ 264,557,306
Cost for federal income tax purposes $ 1,830,818,369
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 40,820,276 40,820,276 – –
Consumer Discretionary 87,171,567 87,171,567 – –
Consumer Staples 38,774,060 38,774,060 – –
Energy 37,331,949 37,331,949 – –
Financials 113,784,336 112,345,968 1,438,368 –
Health Care 116,703,923 116,703,923 – –
Industrials 108,849,168 106,672,727 2,176,441 –
Information Technology 135,139,411 132,629,953 2,509,458 –
Materials 33,345,037 32,198,734 1,146,303 –
Real Estate 30,594,478 30,594,478 – –
Utilities 22,710,794 22,710,794 – –
Registered Investment Companies
U.S. Affiliated 652,515,194 619,125,364 33,389,830 –
U.S. Unaffiliated 10,128,343 10,128,343 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 18,222 – 18,222 –
Commercial Mortgage-Backed Securities 2,042,047 – 2,042,047 –
Mortgage-Backed Securities 25,219,085 – 25,219,085 –
U.S. Government & Agencies 39,788,089 – 39,788,089 –
Short-Term Investments 24,959,282 – 24,959,282 –
Subtotal Investments in Securities $1,519,895,261 $1,387,208,136 $132,687,125 $–
Other Investments  * Total
Affiliated Short-Term Investments 350,303,945
U.S. Affiliated Registered Investment Cos. 201,935,855
Collateral Held for Securities Loaned 602,625
Subtotal Other Investments $552,842,425
Total Investments at Value $2,072,737,686
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 23,220,282 23,220,282 – –
Total Asset Derivatives $23,220,282 $23,220,282 $– $–
Liability Derivatives
Futures Contracts 582,293 582,293 – –
Total Liability Derivatives $582,293 $582,293 $– $–

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling
$24,060,530 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 25 June 2023 $ 2,793,030 $ 87,048
CME E-mini S&P 500 Index 1,753 June 2023 347,937,816 19,184,209
ICE mini MSCI EAFE Index 462 June 2023 47,153,134 2,502,626
Total Futures Long Contracts $ 397,883,980 $ 21,773,883
CME E-mini Russell 2000 Index (450) June 2023 ( $ 41,143,427) $ 1,210,427
CME E-mini S&P Mid-Cap 400 Index (469) June 2023 (117,514,113) 235,972
CME Euro Foreign Exchange Currency (153) June 2023 (21,034,108) (96,148)
Eurex Euro STOXX 50 Index (441) June 2023 (21,051,498) (4,269)
ICE US mini MSCI Emerging Markets Index (411) June 2023 (19,838,886) (386,424)
Ultra 10-Yr. U.S. Treasury Note (22) June 2023 (2,576,517) (95,452)
Total Futures Short Contracts ( $ 223,158,549) $864,106
Total Futures Contracts $ 174,725,431 $22,637,989
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 23,133,234
Total Equity Contracts 23,133,234
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 87,048
Total Interest Rate Contracts 87,048
Total Asset Derivatives $23,220,282
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 96,148
Total Foreign Exchange Contracts 96,148
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 390,693
Total Equity Contracts 390,693
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 95,452
Total Interest Rate Contracts 95,452
Total Liability Derivatives $582,293
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 12,235
Futures Net realized gains/(losses) on Futures contracts (172,196)
Total Interest Rate Contracts (159,961)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (4,649,861)
Total Equity Contracts (4,649,861)
Total ($4,809,822)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (96,148)
Total Foreign Exchange Contracts (96,148)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 32,953,218
Total Equity Contracts 32,953,218
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 427,575
Total Interest Rate Contracts 427,575
Total $33,284,645
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $374,791,308
Futures - Short (171,116,171)
Interest Rate Contracts
Futures - Long 5,806,101
Futures - Short (5,831,291)
Options Written (831,846)
Foreign Exchange Contracts
Futures - Short (1,060,967)

Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $36,980 $1,523 $– $43,422 5,163 2.1%
Core International Equity 47,060 1,279 – 56,432 5,836 2.7
Core Low Volatility Equity 74,334 7,439 – 78,326 6,793 3.8
Core Mid Cap Value — 33,000 – 33,390 3,482 1.6
Core Small Cap Value 24,654 296 – 23,756 2,666 1.1
Global Stock, Class S 44,383 1,559 – 48,994 1,997 2.4
High Yield, Class S 6,532 193 – 6,891 1,689 0.3
Income, Class S 4,112 83 – 4,480 556 0.2
International Allocation, Class S 119,015 2,725 – 142,340 14,539 6.9
Large Cap Growth, Class S 130,342 9,308 – 145,850 10,100 7.1
Large Cap Value, Class S 98,974 6,078 – 101,726 3,932 4.9
Limited Maturity Bond, Class S 7,073 100 – 7,368 616 0.4
Mid Cap Stock, Class S 108,031 2,975 – 111,393 3,503 5.4
Small Cap Stock, Class S 49,422 4,291 – 50,083 1,855 2.4
Total U.S. Affiliated Registered Investment
Companies 750,912 854,451 41.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 249,728 279,940 179,364 350,304 35,030 16.9
Total Affiliated Short-Term Investments 249,728 350,304 16.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,397 117,457 122,251 603 603 <0.1
Total Collateral Held for Securities Loaned 5,397 603 <0.1
Total Value $1,006,037 $1,205,358
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $4,919 $– $1,524
Core International Equity – 8,093 – 1,279
Core Low Volatility Equity Fund – (3,447) 5,937 1,501
Core Mid Cap Value – 390 – –
Core Small Cap Value – (1,194) – 296
Global Stock, Class S – 3,052 969 590
High Yield, Class S – 166 – 193
Income, Class S – 285 – 82
International Allocation, Class S – 20,600 – 2,724
Large Cap Growth, Class S – 6,200 9,308 –
Large Cap Value, Class S – (3,326) 4,270 1,808
Limited Maturity Bond, Class S – 195 – 101
Mid Cap Stock, Class S – 387 2,578 397
Small Cap Stock, Class S – (3,630) 4,085 207
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% – – – 7,446
Total Income/Non Income Cash from Affiliated Investments $18,148
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $– $32,690 $27,147

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.7% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 148,240
6.775%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 147,522
Grinding Media, Inc., Term Loan
84,572
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
79,920
Hyperion Materials &
Technologies, Inc., Term Loan
74,907
9.489%,  (LIBOR 3M +
4.500%), 8/30/2028
b
73,846
INEOS US Petrochem, LLC, Term
Loan
216,896
7.847%,  (LIBOR 1M +
2.750%), 1/29/2026
b
215,649
Lummus Technology Holdings V,
LLC, Term Loan
77,301
8.525%,  (LIBOR 1M +
3.500%), 6/30/2027
b
76,324
Nouryon USA, LLC, Term Loan
335,294
7.895%,  (LIBOR 3M +
2.750%), 10/1/2025
b
333,302
Spectrum Group Buyer, Inc., Term
Loan
76,743
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
72,635
Total 999,198
Capital Goods (0.5%)
Ali Group North America
Corporation, Term Loan
118,243
7.097%,  (TSFR1M +
2.000%), 7/22/2029
b
117,689
Berry Global, Inc., Term Loan
146,835
6.650%,  (LIBOR 1M +
1.750%), 7/1/2026
b
146,434
Brookfield WEC Holdings, Inc.,
Term Loan
185,053
7.775%,  (LIBOR 1M +
2.750%), 8/1/2025
b
184,359
BW Holding, Inc., Term Loan
79,740
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
73,427
Charter Next Generation, Inc.,
Term Loan
150,061
8.847%,  (LIBOR 1M +
3.750%), 12/1/2027
b
147,927
Clydesdale Acquisition Holdings,
Inc., Term Loan
214,917
9.257%,  (TSFR1M +
4.175%), 4/13/2029
b
209,729
Cornerstone Building Brands, Inc.,
Term Loan
214,453
8.240%,  (LIBOR 1M +
3.250%), 4/12/2028
b
193,330
Foley Products Company, LLC,
Term Loan
75,103
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
74,258
Ingersoll-Rand Services Company,
Term Loan
124,359
6.832%,  (LIBOR 1M +
1.750%), 2/28/2027
b
123,717
Principal
Amount Bank Loans (5.7%)
a
Value
Capital Goods (0.5%) - continued
Quikrete Holdings, Inc., Term Loan
$ 76,604
7.650%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 76,057
169,148
8.025%,  (LIBOR 1M +
3.000%), 3/18/2029
b
168,263
Smyrna Ready Mix Concrete, LLC,
Term Loan
161,060
9.332%,  (TSFR1M +
4.250%), 4/1/2029
b,c
159,450
TK Elevator US Newco, Inc., Term
Loan
126,366
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
123,207
TransDigm, Inc., Term Loan
251,303
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
250,905
Vertiv Group Corporation, Term
Loan
124,364
7.598%,  (LIBOR 1M +
2.750%), 3/2/2027
b
122,945
Total 2,171,697
Communications Services (0.9%)
Altice France SA/France, Term
Loan
259,323
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
243,439
CCI Buyer, Inc., Term Loan
99,492
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
97,690
Cengage Learning, Inc., Term
Loan
82,155
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
80,090
Charter Communications
Operating, LLC, Term Loan
312,382
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
306,915
Clear Channel Outdoor Holdings,
Inc., Term Loan
229,528
8.750%,  (LIBOR 3M +
3.500%), 8/21/2026
b
215,946
Connect Finco SARL, Term Loan
75,610
8.530%,  (LIBOR 1M +
3.500%), 12/12/2026
b
75,138
Crown Subsea Communications
Holding, Inc., Term Loan
75,286
9.668%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
74,533
117,369
10.168%,  (TSFR1M +
5.250%), 4/27/2027
b
117,003
CSC Holdings, LLC, Term Loan
117,600
7.448%,  (LIBOR 1M +
2.500%), 4/15/2027
b,d,e
103,694
DIRECTV Financing, LLC, Term
Loan
293,180
10.025%,  (LIBOR 1M +
5.000%), 8/2/2027
b
280,995
Intelsat Jackson Holdings SA,
Term Loan
155,466
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
153,304

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Communications Services (0.9%) - continued
Level 3 Financing, Inc., Term Loan
$ 130,000
6.847%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 110,764
Lumen Technologies, Inc., Term
Loan
160,667
7.347%,  (LIBOR 3M +
2.250%), 3/15/2027
b
108,726
MH Sub I, LLC, Term Loan
193,237
0.000%,  (TSFR1M +
4.250%), 4/25/2028
b,d,e
185,266
NEP Group, Inc., Term Loan
82,143
8.275%,  (LIBOR 1M +
3.250%), 10/20/2025
b
76,732
Nexstar Media, Inc., Term Loan
162,811
7.525%,  (LIBOR 1M +
2.500%), 9/18/2026
b
162,303
Playtika Holding Corporation, Term
Loan
99,492
7.775%,  (LIBOR 1M +
2.750%), 3/11/2028
b
98,715
Radiate Holdco, LLC, Term Loan
162,579
8.275%,  (LIBOR 1M +
3.250%), 9/25/2026
b
134,027
RLG Holdings, LLC, Term Loan
79,740
9.025%,  (LIBOR 1M +
4.000%), 7/8/2028
b
75,221
SBA Senior Finance II, LLC, Term
Loan
245,710
6.780%,  (LIBOR 1M +
1.750%), 4/11/2025
b
245,364
UPC Financing Partnership, Term
Loan
76,000
7.873%,  (LIBOR 1M +
2.925%), 1/31/2029
b
74,923
Virgin Media Bristol, LLC, Term
Loan
189,000
7.448%,  (LIBOR 3M +
2.500%), 1/31/2028
b
185,751
Zayo Group Holdings, Inc., Term
Loan
157,860
8.025%,  (LIBOR 1M +
3.000%), 3/9/2027
b
127,902
Ziggo Financing Partnership, Term
Loan
127,000
7.448%,  (LIBOR 1M +
2.500%), 4/30/2028
b
124,540
Total 3,458,981
Consumer Cyclical (1.1%)
1011778 B.C., ULC, Term Loan
309,401
6.775%,  (LIBOR 1M +
1.750%), 11/19/2026
b
305,728
AlixPartners, LLP, Term Loan
87,553
7.775%,  (LIBOR 1M +
2.750%), 2/4/2028
b
87,347
Allied Universal Holdco, LLC, Term
Loan
309,429
8.832%,  (LIBOR 1M +
3.750%), 5/14/2028
b
298,101
Alterra Mountain Company, Term
Loan
97,505
8.525%,  (LIBOR 1M +
3.500%), 8/17/2028
b
97,098
Principal
Amount Bank Loans (5.7%)
a
Value
Consumer Cyclical (1.1%) - continued
Arches Buyer, Inc., Term Loan
$ 53,862
8.332%,  (LIBOR 1M +
3.250%), 12/6/2027
b
$ 49,822
Belron Luxembourg SARL, Term
Loan
46,041
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
45,926
Caesars Entertainment, Inc., Term
Loan
191,000
8.332%,  (TSFR1M +
3.250%), 2/6/2030
b
190,045
Carnival Corporation, Term Loan
210,668
8.025%,  (LIBOR 1M +
3.000%), 6/30/2025
b
209,153
35,819
8.275%,  (LIBOR 1M +
3.250%), 10/18/2028
b
35,117
Clarios Global, LP, Term Loan
201,000
8.275%,  (LIBOR 1M +
3.250%), 4/30/2026
b
200,455
173,913
0.000%,  (TSFR1M +
3.750%), 4/20/2030
b,d,e
173,623
Crocs, Inc., Term Loan
90,025
8.582%,  (TSFR1M +
3.500%), 2/19/2029
b
89,882
Delta 2 Lux SARL, Term Loan
184,000
8.232%,  (TSFR1M +
3.250%), 1/15/2030
b
184,138
Fertitta Entertainment, LLC/NV,
Term Loan
75,618
8.982%,  (TSFR1M +
4.000%), 1/27/2029
b
73,492
First Brands Group, LLC, Term
Loan
100,486
10.456%,  (TSFR6M +
5.000%), 3/30/2027
b
97,178
Go Daddy Operating Company,
LLC, Term Loan
121,695
8.232%,  (TSFR1M +
3.250%), 11/10/2029
b
121,695
Great Outdoors Group, LLC, Term
Loan
173,121
8.775%,  (LIBOR 1M +
3.750%), 3/5/2028
b
171,499
Harbor Freight Tools USA, Inc.,
Term Loan
153,214
7.775%,  (LIBOR 1M +
2.750%), 10/19/2027
b
148,468
Hilton Worldwide Finance, LLC,
Term Loan
186,000
6.821%,  (LIBOR 1M +
1.750%), 6/21/2026
b
185,593
IRB Holding Corporation, Term
Loan
178,549
8.082%,  (TSFR1M +
3.000%), 12/15/2027
b
175,492
Petco Health & Wellness
Company, Inc., Term Loan
82,240
8.410%,  (LIBOR 3M +
3.250%), 3/4/2028
b
80,987
PetSmart, LLC, Term Loan
241,630
8.832%,  (LIBOR 1M +
3.750%), 2/12/2028
b
240,422

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Consumer Cyclical (1.1%) - continued
Pilot Travel Centers, LLC, Term
Loan
$ 209,402
7.082%,  (TSFR1M +
2.000%), 8/6/2028
b
$ 208,729
Prime Security Services Borrower,
LLC, Term Loan
248,592
7.608%,  (LIBOR 1M +
2.750%), 9/23/2026
b
248,022
Scientific Games Holdings, LP,
Term Loan
126,365
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
124,384
Scientific Games International,
Inc., Term Loan
188,053
7.981%,  (TSFR1M +
3.000%), 4/14/2029
b
187,246
Staples, Inc., Term Loan
67,824
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
67,185
121,115
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
109,131
Stars Group Holdings BV, Term
Loan
73,626
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
73,503
Uber Technologies, Inc., Term
Loan
94,640
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
94,285
UFC Holdings, LLC, Term Loan
122,094
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
121,720
Total 4,495,466
Consumer Non-Cyclical (0.7%)
AI Aqua Merger Sub, Inc., Term
Loan
241,643
8.584%,  (TSFR1M +
3.750%), 7/30/2028
b
235,029
Alltech, Inc., Term Loan
74,908
9.025%,  (LIBOR 1M +
4.000%), 10/15/2028
b
72,099
Bausch + Lomb Corporation, Term
Loan
195,018
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
189,465
Chobani, LLC, Term Loan
77,319
8.597%,  (LIBOR 1M +
3.500%), 10/23/2027
b
76,908
DaVita, Inc., Term Loan
62,891
6.847%,  (LIBOR 1M +
1.750%), 8/12/2026
b
62,269
Elanco Animal Health, Inc., Term
Loan
98,189
6.653%,  (LIBOR 1M +
1.750%), 8/1/2027
b
95,293
Froneri U.S., Inc., Term Loan
191,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
188,463
Gainwell Acquisition Corporation,
Term Loan
284,273
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
273,437
Principal
Amount Bank Loans (5.7%)
a
Value
Consumer Non-Cyclical (0.7%) - continued
ICON Luxembourg SARL, Term
Loan
$ 221,854
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
$ 221,703
Jazz Financing Lux SARL, Term
Loan
245,614
8.525%,  (LIBOR 1M +
3.500%), 5/5/2028
b
245,240
LifePoint Health, Inc., Term Loan
108,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
101,459
Medline Borrower, LP, Term Loan
450,724
8.275%,  (LIBOR 1M +
3.250%), 10/21/2028
b
437,139
Organon & Company, Term Loan
224,887
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
224,419
Packaging Coordinators Midco,
Inc., Term Loan
73,812
8.659%,  (LIBOR 3M +
3.500%), 11/30/2027
b
71,563
Phoenix Newco, Inc., Term Loan
102,482
8.275%,  (LIBOR 1M +
3.250%), 11/15/2028
b
100,631
PRA Health Sciences, Inc., Term
Loan
55,275
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
55,238
Reynolds Consumer Products,
LLC, Term Loan
148,127
6.832%,  (LIBOR 1M +
1.750%), 2/4/2027
b
146,477
Select Medical Corporation, Term
Loan
125,000
7.530%,  (LIBOR 1M +
2.500%), 3/6/2025
b
124,570
Sotera Health Holdings, LLC, Term
Loan
88,800
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
86,025
Total 3,007,427
Energy (0.1%)
Buckeye Partners, LP, Term Loan
124,364
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
123,953
CQP Holdco, LP, Term Loan
249,022
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
248,275
GIP II Blue Holding, LP, Term Loan
67,565
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
67,300
GIP III Stetson I, LP, Term Loan
70,134
9.332%,  (LIBOR 1M +
4.250%), 7/18/2025
b
69,900
Oryx Midstream Services Permian
Basin, LLC, Term Loan
56,853
8.193%,  (LIBOR 3M +
3.250%), 10/5/2028
b
56,183
Total 565,611

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Financials (0.4%)
Acrisure, LLC, Term Loan
$ 117,395
8.525%,  (LIBOR 1M +
3.500%), 2/15/2027
b
$ 111,965
Alliant Holdings Intermediate, LLC,
Term Loan
49,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
48,551
AmWINS Group, Inc., Term Loan
188,039
7.275%,  (LIBOR 1M +
2.250%), 2/19/2028
b
185,859
Asurion, LLC, Term Loan
146,625
8.275%,  (LIBOR 1M +
3.250%), 12/23/2026
b
136,682
Edelman Financial Engines Center,
LLC, Term Loan
50,742
8.775%,  (LIBOR 1M +
3.750%), 4/7/2028
b
48,991
First Eagle Holdings, Inc., Term
Loan
50,731
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
48,919
FleetCor Technologies Operating
Company, LLC, Term  Loan
99,494
6.775%,  (LIBOR 1M +
1.750%), 4/30/2028
b
98,292
Focus Financial Partners, LLC,
Term Loan
85,784
8.232%,  (TSFR1M +
3.250%), 6/30/2028
b
85,190
Howden Group Holdings, Ltd.,
Term Loan
50,740
8.313%,  (LIBOR 1M +
3.250%), 11/12/2027
b
50,085
HUB International, Ltd., Term Loan
211,888
8.020%,  (LIBOR 1M +
3.000%), 4/25/2025
b
211,341
Hudson River Trading, LLC, Term
Loan
53,726
8.097%,  (TSFR1M +
3.000%), 3/18/2028
b
50,360
Jane Street Group, LLC, Term
Loan
99,491
7.775%,  (LIBOR 1M +
2.750%), 1/26/2028
b
99,040
Sedgwick Claims Management
Services, Inc., Term Loan
87,500
8.732%,  (TSFR1M +
3.750%), 2/24/2028
b
86,419
Trans Union, LLC, Term Loan
165,814
7.275%,  (LIBOR 1M +
2.250%), 12/1/2028
b
165,174
USI, Inc./NY, Term Loan
185,070
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
184,530
VFH Parent, LLC, Term Loan
75,240
8.064%,  (TSFR1M +
3.000%), 1/13/2029
b
73,430
Total 1,684,828
Principal
Amount Bank Loans (5.7%)
a
Value
Technology (1.2%)
Amentum Government Services
Holdings, LLC, Term  Loan
$ 124,373
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
$ 119,088
AthenaHealth Group, Inc., Delayed
Draw
29,515
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
27,618
AthenaHealth Group, Inc., Term
Loan
240,258
8.464%,  (PRIME + 3.500%),
2/15/2029
b
224,812
Boxer Parent Company, Inc., Term
Loan
189,885
8.775%,  (LIBOR 1M +
3.750%), 10/2/2025
b
187,420
Central Parent, Inc., Term Loan
222,442
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
222,104
Cloud Software Group, Inc., Term
Loan
135,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
126,043
Coherent Corporation, Term Loan
119,464
7.847%,  (LIBOR 3M +
2.750%), 7/1/2029
b
118,793
CommScope, Inc., Term Loan
148,800
8.275%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
137,565
CoreLogic, Inc., Term Loan
97,752
8.563%,  (LIBOR 1M +
3.500%), 6/2/2028
b
87,470
Cornerstone OnDemand, Inc.,
Term Loan
136,312
8.775%,  (LIBOR 1M +
3.750%), 10/15/2028
b
121,601
Dcert Buyer, Inc., Term Loan
151,220
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
149,614
Dun & Bradstreet Corporation,
Term Loan
148,221
8.268%,  (LIBOR 1M +
3.250%), 2/8/2026
b
147,896
Entegris, Inc., Term Loan
121,695
7.661%,  (TSFR1M +
2.750%), 7/6/2029
b
121,523
Gen Digital, Inc., Term Loan
144,034
7.082%,  (TSFR1M +
2.000%), 9/12/2029
b
142,391
Genesys Cloud Services Holdings
II, LLC, Term Loan
124,364
9.025%,  (LIBOR 1M +
4.000%), 12/1/2027
b
123,043
Hyland Software, Inc., Term Loan
124,349
8.525%,  (LIBOR 1M +
3.500%), 7/1/2024
b
123,378
Informatica, LLC, Term Loan
124,372
7.813%,  (LIBOR 1M +
2.750%), 10/29/2028
b
123,812
Ingram Micro, Inc., Term Loan
124,367
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
121,569

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Technology (1.2%) - continued
Magenta Buyer, LLC, Term Loan
$ 134,318
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
$ 112,827
McAfee Corporation, Term Loan
255,712
8.653%,  (TSFR1M +
3.750%), 3/1/2029
b
240,735
Mitchell International, Inc., Term
Loan
156,211
8.760%,  (LIBOR 1M +
3.750%), 10/15/2028
b
149,874
MKS Instruments, Inc., Term Loan
223,875
7.814%,  (TSFR1M +
2.750%), 8/17/2029
b
222,635
Open Text Corporation, Term Loan
191,520
8.582%,  (TSFR1M +
3.500%), 1/31/2030
b
191,311
Peraton Corporation, Term Loan
387,984
8.832%,  (LIBOR 1M +
3.750%), 2/1/2028
b
379,576
Polaris Newco, LLC, Term Loan
223,864
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
207,168
Proofpoint, Inc., Term Loan
166,159
8.275%,  (LIBOR 1M +
3.250%), 8/31/2028
b
162,350
RealPage, Inc., Term Loan
126,359
8.025%,  (LIBOR 1M +
3.000%), 4/22/2028
b
122,584
SS&C Technologies, Inc., Term
Loan
50,080
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
49,960
52,010
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
51,885
14,468
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
14,434
Tempo Acquisition, LLC, Term
Loan
121,385
7.982%,  (TSFR1M +
3.000%), 8/31/2028
b
121,183
UKG, Inc., Term Loan
265,655
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
258,349
Verscend Holding Corporation,
Term Loan
183,068
9.025%,  (LIBOR 1M +
4.000%), 8/27/2025
b
182,726
Total 4,893,337
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
298,718
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
300,418
Air Canada, Term Loan
236,434
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
235,585
Brown Group Holding, LLC, Term
Loan
99,459
7.582%,  (LIBOR 1M +
2.500%), 6/7/2028
b
97,133
Principal
Amount Bank Loans (5.7%)
a
Value
Transportation (0.4%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 124,359
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 123,870
KKR Apple Bidco, LLC, Term Loan
82,500
0.000%,  (TSFR1M +
2.750%), 9/23/2028
b,d,e
81,379
SkyMiles IP, Ltd., Term Loan
238,373
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
246,783
United Airlines, Inc., Term Loan
355,511
8.770%,  (LIBOR 1M +
3.750%), 4/21/2028
b
353,844
XPO, Inc., Term Loan
125,000
6.621%,  (LIBOR 1M +
1.750%), 2/23/2025
b
124,701
Total 1,563,713
Utilities (0.1%)
PG&E Corporation, Term Loan
183,202
8.063%,  (LIBOR 1M +
3.000%), 6/23/2025
b
182,614
Total 182,614
Total Bank Loans
(cost $23,141,976) 23,022,872
Principal
Amount Long-Term Fixed Income ( 41.7% ) Value
Asset-Backed Securities (4.7%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
174,719
306,745
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
279,960
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
176,058
720 East CLO I, Ltd.
500,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
504,640
Affirm Asset Securitization Trust
575,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
547,803
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
646,799
Amur Equipment Finance
Receivables XI, LLC
558,072
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
554,842
Anchorage Capital CLO 21, Ltd.
250,000
7.650%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
239,757
Ares XL CLO, Ltd.
250,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
233,017

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Asset-Backed Securities (4.7%) - continued
Babson CLO, Ltd.
$ 550,000
8.150%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
$ 519,799
Bankers Healthcare Group
Securitization Trust
435,047
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
431,139
Barings CLO, Ltd.
400,000
8.400%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
379,624
Business Jet Securities, LLC
30,012
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
28,382
259,394
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
249,830
CarVal CLO VII-C, Ltd.
625,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
626,155
CarVal CLO VIII-C, Ltd.
650,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
652,472
CarVal CLO, Ltd.
300,000
8.756%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
285,880
Cascade Funding Mortgage Trust,
LLC
500,000
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
481,374
College Avenue Student Loans,
LLC
80,714
6.670%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
80,303
Dewolf Park CLO, Ltd.
350,000
8.110%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
322,509
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
583,416
GMAC Mortgage Corporation
Loan Trust
13,006
5.520%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
6,418
Harley Marine Financing, LLC
359,963
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
348,339
Invesco US CLO, Ltd.
650,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
651,932
Longfellow Place CLO, Ltd.
325,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
315,597
Principal
Amount Long-Term Fixed Income (41.7%) Value
Asset-Backed Securities (4.7%) - continued
Madison Park Funding XVIII, Ltd.
$ 650,000
7.161%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
$ 618,606
Madison Park Funding XXI, Ltd.
275,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
263,850
Neuberger Berman CLO, Ltd.
350,000
8.260%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
323,754
OCP CLO, Ltd.
250,000
7.260%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
236,664
OZLM VIII, Ltd.
300,000
6.910%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
291,116
Pagaya AI Debt Trust
396,186
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
395,855
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
379,947
PPM CLO 6, Ltd.
600,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
601,629
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
376,476
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
190,441
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
210,033
321,801
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
304,793
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
509,050
Sculptor CLO, Ltd.
250,000
7.650%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
237,293
Silver Point CLO 2, Ltd.
500,000
7.773%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,e,f
499,956
Stratus CLO, Ltd.
425,000
7.750%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
401,619
400,000
8.098%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
401,399
TCI-Flatiron CLO, Ltd.
500,000
7.086%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
478,675

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Asset-Backed Securities (4.7%) - continued
Upstart Securitization Trust
$ 482,008
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
$ 479,488
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
160,104
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
183,005
322,265
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
295,841
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
309,274
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
171,731
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
275,383
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
214,012
Whitebox CLO III, Ltd.
300,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
287,002
Whitebox CLO IV, Ltd.
500,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
500,389
Wind River CLO, Ltd.
175,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
166,422
Total 19,084,571
Basic Materials (0.6%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
f
78,704
Anglo American Capital plc
57,000 3.875%,  3/16/2029
f
52,788
ATI, Inc., Convertible
83,000 3.500%,  6/15/2025 210,654
Cascades, Inc./Cascades USA,
Inc.
45,000 5.125%,  1/15/2026
f
42,759
Chemours Company
60,000 5.750%,  11/15/2028
f
53,327
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 49,088
30,000 4.625%,  3/1/2029
f,i
27,179
Consolidated Energy Finance SA
104,000 5.625%,  10/15/2028
f
91,414
Ecolab, Inc.
51,000 2.125%,  2/1/2032 43,021
First Quantum Minerals, Ltd.
115,000 6.875%,  10/15/2027
f
111,648
Freeport-McMoRan, Inc.
118,000 4.625%,  8/1/2030 112,427
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
f
55,131
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,003
Principal
Amount Long-Term Fixed Income (41.7%) Value
Basic Materials (0.6%) - continued
Hudbay Minerals, Inc.
$ 60,000 4.500%,  4/1/2026
f
$ 55,873
International Flavors and
Fragrances, Inc.
68,000 1.230%,  10/1/2025
f
61,103
Mercer International, Inc.
29,000 5.125%,  2/1/2029 24,217
Methanex Corporation
75,000 4.250%,  12/1/2024 73,271
Mosaic Company
86,000 4.050%,  11/15/2027 83,484
Novelis Corporation
25,000 3.250%,  11/15/2026
f
22,887
30,000 4.750%,  1/30/2030
f
27,146
25,000 3.875%,  8/15/2031
f
20,935
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 75,212
OCI NV
50,000 4.625%,  10/15/2025
f
47,513
Olin Corporation
100,000 5.125%,  9/15/2027 96,750
5,000 5.625%,  8/1/2029 4,875
Peabody Energy Corporation,
Convertible
96,000 3.250%,  3/1/2028 139,056
SCIL IV, LLC/SCIL USA Holdings,
LLC
71,000 5.375%,  11/1/2026
f
65,366
Sherwin-Williams Company
41,000 4.250%,  8/8/2025 40,648
SK Invictus Intermediate II SARL
55,000 5.000%,  10/30/2029
f
46,828
SPCM SA
65,000 3.375%,  3/15/2030
f
53,780
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
f
58,334
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
f
43,362
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
f
46,969
United States Steel Corporation
75,000 6.875%,  3/1/2029 73,695
United States Steel Corporation,
Convertible
97,000 5.000%,  11/1/2026 177,006
Westlake Corporation
37,000 3.600%,  8/15/2026 35,579
Total 2,332,032
Capital Goods (1.2%)
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
f
66,284
AECOM
105,000 5.125%,  3/15/2027 102,855
Amphenol Corporation
42,000 4.750%,  3/30/2026 42,228
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
f
63,724
5,000 4.625%,  5/15/2030
f
4,532

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Capital Goods (1.2%) - continued
ARD Finance SA
$ 21,000 6.500%,  6/30/2027
f
$ 17,210
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
f
59,864
24,000 5.250%,  8/15/2027
f
20,525
Boeing Company
106,000 4.875%,  5/1/2025 105,881
136,000 2.196%,  2/4/2026 126,424
56,000 3.250%,  3/1/2028 51,913
112,000 5.150%,  5/1/2030 112,862
Bombardier, Inc.
64,000 7.125%,  6/15/2026
f
63,799
69,000 7.875%,  4/15/2027
f
68,797
55,000 6.000%,  2/15/2028
f
52,164
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
f
32,678
Canpack SA/Canpack US, LLC
80,000 3.125%,  11/1/2025
f
70,960
Carrier Global Corporation
76,000 2.722%,  2/15/2030 66,544
Chart Industries, Inc.
86,000 7.500%,  1/1/2030
f
88,580
Chart Industries, Inc., Convertible
72,000 1.000%,  11/15/2024 167,724
Clean Harbors, Inc.
113,000 6.375%,  2/1/2031
f
115,287
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
f
8,833
18,000 8.750%,  4/15/2030
f
16,566
Cornerstone Building Brands, Inc.
47,000 6.125%,  1/15/2029
f
35,367
Covanta Holding Corporation
48,000 4.875%,  12/1/2029
f
42,720
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
f,i
37,574
Crown Cork & Seal Company, Inc.
61,000 7.375%,  12/15/2026 64,120
General Electric Company
22,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,j
21,962
GFL Environmental, Inc.
49,000 4.000%,  8/1/2028
f
44,721
94,000 3.500%,  9/1/2028
f
85,432
Greenbrier Companies, Inc.,
Convertible
140,000 2.875%,  4/15/2028
i
113,680
H&E Equipment Services, Inc.
106,000 3.875%,  12/15/2028
f
91,855
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
f
47,749
Howmet Aerospace, Inc.
65,000 6.875%,  5/1/2025 66,944
151,000 3.000%,  1/15/2029 135,508
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 52,832
JELD-WEN, Inc.
28,000 4.625%,  12/15/2025
f
27,020
John Deere Capital Corporation
39,000 4.750%,  1/20/2028 39,914
Principal
Amount Long-Term Fixed Income (41.7%) Value
Capital Goods (1.2%) - continued
$ 81,000 2.800%,  7/18/2029 $ 74,583
41,000 3.900%,  6/7/2032 39,776
Kaman Corporation, Convertible
50,000 3.250%,  5/1/2024 47,050
KBR, Inc., Convertible
150,000 2.500%,  11/1/2023 335,400
Mauser Packaging Solutions
Holding Company
60,000 9.250%,  4/15/2027
f
56,940
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
f
58,800
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
f
42,445
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
f
63,249
New Enterprise Stone and Lime
Company, Inc.
80,000 5.250%,  7/15/2028
f
71,600
Northrop Grumman Corporation
20,000 4.700%,  3/15/2033 20,128
OI European Group BV
81,000 4.750%,  2/15/2030
f
74,366
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 60,638
Owens-Brockway Glass Container,
Inc.
23,000 5.875%,  8/15/2023
f
22,958
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
f
44,031
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 62,276
Patrick Industries, Inc., Convertible
91,000 1.750%,  12/1/2028 82,219
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
f
58,929
Raytheon Technologies
Corporation
89,000 4.125%,  11/16/2028 87,798
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,271
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
f
58,052
Sealed Air Corporation
71,000 6.125%,  2/1/2028
f
72,044
Silgan Holdings, Inc.
34,000 4.125%,  2/1/2028 31,790
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
f
93,593
Textron, Inc.
56,000 3.650%,  3/15/2027 53,727
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
f
26,700
TransDigm, Inc.
116,000 6.250%,  3/15/2026
f
116,548
235,000 5.500%,  11/15/2027 225,525
Triumph Group, Inc.
73,000 9.000%,  3/15/2028
f
74,002
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 67,256

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Capital Goods (1.2%) - continued
$ 50,000 4.000%,  7/15/2030 $ 44,749
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,793
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
f
27,886
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
f
92,382
Total 4,775,136
Collateralized Mortgage Obligations (3.1%)
Banc of America Alternative Loan
Trust
275,501
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 240,513
Banc of America Mortgage
Securities Trust
81,787
3.871%,  9/25/2035, Ser.
2005-H, Class 3A1
b
73,487
27,654
4.013%,  9/25/2035, Ser.
2005-H, Class 2A1
b
23,733
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
321,875
CHL Mortgage Pass-Through Trust
99,548
3.485%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
93,519
206,670
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 116,857
CHNGE Mortgage Trust
233,536
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
220,187
369,747
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
360,301
482,100
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
471,369
575,997
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
567,269
CIM Trust
500,000
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
495,857
Citigroup Mortgage Loan Trust,
Inc.
109,944
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 99,558
170,491
4.154%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
146,108
Countrywide Home Loan
Mortgage Pass Through Trust
255,572
3.506%,  11/25/2035, Ser.
2005-22, Class 2A1
b
201,838
Credit Suisse Mortgage Trust
361,289
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
357,275
225,841
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
191,219
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
136,765
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 123,401
Federal Home Loan Mortgage
Corporation
409,846
3.500%,  8/15/2035, Ser.
345, Class C8
k
44,321
Principal
Amount Long-Term Fixed Income (41.7%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 811,115
4.000%,  1/25/2051, Ser.
5249, Class LA $ 790,765
216,924
3.000%,  5/15/2027, Ser.
4046, Class GI
k
7,666
302,751
3.500%,  10/15/2032, Ser.
4119, Class KI
k
30,675
354,650
3.000%,  4/15/2033, Ser.
4203, Class DI
k
19,636
Federal National Mortgage
Association - REMIC
411,422
4.500%,  6/25/2052, Ser.
2022-43, Class MA 405,867
611,769
4.000%,  7/25/2052, Ser.
2022-37, Class PE 593,233
276,923
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
10,069
249,057
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
9,326
347,260
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
10,400
643,970
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
28,460
343,376
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
12,479
192,496
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
7,328
452,485
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
16,362
594,042
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
20,563
283,535
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
11,911
266,263
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
8,545
294,559
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
26,416
401,910
4.500%,  1/25/2046, Ser.
2022-68, Class BA 397,519
Flagstar Mortgage Trust
162,431
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
142,608
GCAT Trust
379,550
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
368,019
Genworth Mortgage Insurance
Corporation
134,142
6.715%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
133,978
GMAC Mortgage Corporation
Loan Trust
50,120
3.381%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
43,959
GMACM Mortgage Loan Trust
50,677
3.617%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
45,825
Home RE, Ltd.
325,000
8.315%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
328,454

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
IndyMac INDA Mortgage Loan
Trust
$ 510,245
3.377%,  8/25/2036, Ser.
2006-AR1, Class A1
b
$ 394,371
J.P. Morgan Alternative Loan Trust
69,962
4.092%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
65,741
J.P. Morgan Mortgage Trust
217,802
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
175,275
600,000
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
586,969
86,309
4.068%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
66,774
LHOME Mortgage Trust
348,349
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
341,093
Merrill Lynch Alternative Note
Asset Trust
249,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 101,738
MortgageIT Trust
609,395
5.480%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
494,441
Onslow Bay Mortgage Loan Trust
324,325
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
314,893
Radnor Re, Ltd.
625,000
8.565%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
633,058
Residential Accredit Loans, Inc.
Trust
94,297
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 80,307
68,933
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 53,835
Residential Asset Securitization
Trust
104,009
3.080%,  1/25/2034, Ser.
2004-IP1, Class A1
b
95,652
Residential Funding Mortgage
Security I Trust
155,563
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 121,885
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
642,040
Structured Adjustable Rate
Mortgage Loan Trust
56,041
3.682%,  7/25/2035, Ser.
2005-15, Class 4A1
b
47,325
Verus Securitization Trust
296,977
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
252,973
639,459
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
641,626
Total 12,728,746
Principal
Amount Long-Term Fixed Income (41.7%) Value
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK37
$ 300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
$ 252,709
BANK5 2023-5YR1
475,000
6.412%,  3/15/2056, Ser.
2023-5YR1, Class AS
b
492,614
BBCMS Mortgage Trust
2,247,199
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
182,980
BFLD Trust
175,000
6.648%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
149,318
GS Mortgage Securities Trust
150,000
6.548%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
b,f
130,800
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
229,092
Silver Hill Trust
56,805
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
53,844
Total 1,491,357
Communications Services (1.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
57,000 10.500%,  2/15/2028
f
30,517
Altice Financing SA
25,000 5.750%,  8/15/2029
f
19,941
Altice France SA/France
20,000 8.125%,  2/1/2027
f
17,858
75,000 5.125%,  7/15/2029
f
55,451
73,000 5.500%,  10/15/2029
f
54,646
AMC Networks, Inc.
30,000 5.000%,  4/1/2024 29,589
110,000 4.250%,  2/15/2029 76,208
American Tower Corporation
46,000 3.375%,  5/15/2024 44,986
75,000 4.400%,  2/15/2026 74,011
40,000 1.450%,  9/15/2026 35,704
62,000 5.500%,  3/15/2028 63,945
56,000 3.800%,  8/15/2029 52,612
AT&T, Inc.
118,000 4.300%,  2/15/2030 114,519
Cable One, Inc., Convertible
190,000 1.125%,  3/15/2028 145,635
CCO Holdings, LLC/CCO Holdings
Capital Corporation
50,000 5.500%,  5/1/2026
f
49,085
195,000 5.125%,  5/1/2027
f
183,996
48,000 5.000%,  2/1/2028
f
44,380
38,000 6.375%,  9/1/2029
f
36,114
56,000 4.250%,  2/1/2031
f
45,865
203,000 4.750%,  2/1/2032
f
167,979
57,000 4.250%,  1/15/2034
f
43,419
Cengage Learning, Inc.
59,000 9.500%,  6/15/2024
f
59,000

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Communications Services (1.4%) - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 46,000 4.500%,  2/1/2024 $ 45,464
67,000 4.908%,  7/23/2025 66,373
56,000 5.050%,  3/30/2029 54,265
Clear Channel Worldwide
Holdings, Inc.
56,000 5.125%,  8/15/2027
f
50,583
Comcast Corporation
91,000 5.250%,  11/7/2025 92,879
45,000 2.350%,  1/15/2027 42,045
138,000 3.400%,  4/1/2030 129,372
Connect Finco SARL/Connect US
Finco, LLC
44,000 6.750%,  10/1/2026
f
41,934
Consolidated Communications,
Inc.
40,000 5.000%,  10/1/2028
f
29,328
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 57,834
40,000 5.100%,  5/1/2033 40,111
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
f
82,020
90,000 6.500%,  2/1/2029
f
75,144
63,000 4.125%,  12/1/2030
f
45,214
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 161,199
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
78,000 5.875%,  8/15/2027
f
68,450
DISH DBS Corporation
24,000 5.875%,  11/15/2024 19,857
29,000 5.250%,  12/1/2026
f
22,151
23,000 7.375%,  7/1/2028 11,524
40,000 5.750%,  12/1/2028
f
28,436
36,000 5.125%,  6/1/2029 16,603
DISH Network Corporation
76,000 11.750%,  11/15/2027
f
71,793
Frontier Communications
Holdings, LLC
70,000 5.875%,  10/15/2027
f
64,434
28,000 6.750%,  5/1/2029
f
22,536
17,000 8.750%,  5/15/2030
f
16,815
GCI, LLC
60,000 4.750%,  10/15/2028
f
51,300
Gray Escrow II, Inc.
95,000 5.375%,  11/15/2031
f
60,897
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
41,989
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 28,335
Iliad Holding SASU
85,000 6.500%,  10/15/2026
f
81,788
Lamar Media Corporation
63,000 3.750%,  2/15/2028 57,805
38,000 3.625%,  1/15/2031 32,733
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
f
46,544
Principal
Amount Long-Term Fixed Income (41.7%) Value
Communications Services (1.4%) - continued
Level 3 Financing, Inc.
$ 109,000 4.625%,  9/15/2027
f
$ 67,322
85,000 4.250%,  7/1/2028
f
49,550
34,000 10.500%,  5/15/2030
f
32,548
Magallanes, Inc.
73,000 3.638%,  3/15/2025
f
70,656
101,000 4.054%,  3/15/2029
f
93,491
Meta Platforms, Inc.
42,000 3.500%,  8/15/2027 40,757
Netflix, Inc.
50,000 4.875%,  4/15/2028 50,312
News Corporation
82,000 3.875%,  5/15/2029
f
72,802
NTT Finance Corporation
45,000 1.162%,  4/3/2026
f
40,998
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
33,000 6.250%,  6/15/2025
f
33,028
Paramount Global
75,000 6.375%,  3/30/2062
b
64,332
36,000 4.750%,  5/15/2025 35,642
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
f
46,750
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
f
18,664
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
b,f
40,657
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
f
31,872
Sirius XM Radio, Inc.
90,000 5.000%,  8/1/2027
f
82,782
40,000 4.000%,  7/15/2028
f
33,774
Sprint Capital Corporation
77,000 6.875%,  11/15/2028 83,012
194,000 8.750%,  3/15/2032 237,129
Take-Two Interactive Software, Inc.
81,000 3.300%,  3/28/2024 79,463
TEGNA, Inc.
109,000 4.625%,  3/15/2028 97,043
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 22,165
Telecom Italia SPA
35,000 5.303%,  5/30/2024
f
34,186
Telesat Canada/Telesat, LLC
30,000 4.875%,  6/1/2027
f
16,056
10,000 6.500%,  10/15/2027
f
3,504
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 49,620
77,000 4.950%,  3/15/2028 77,823
United States Cellular Corporation
60,000 6.700%,  12/15/2033 54,600
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
91,000 4.750%,  4/15/2028
f
72,361
Univision Communications, Inc.
105,000 6.625%,  6/1/2027
f
101,101
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 67,048
56,000 3.150%,  3/22/2030 50,656

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Communications Services (1.4%) - continued
$ 97,000 2.550%,  3/21/2031 $ 82,585
93,000 2.355%,  3/15/2032 76,347
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
55,350
VTR Finance NV
45,000 6.375%,  7/15/2028
f
15,300
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
f
74,272
Walt Disney Company
38,000 3.800%,  3/22/2030 36,762
WMG Acquisition Corporation
16,000 3.750%,  12/1/2029
f
14,080
23,000 3.875%,  7/15/2030
f
20,298
57,000 3.000%,  2/15/2031
f
46,650
YPSO Finance BIS SA
30,000 10.500%,  5/15/2027
f
22,154
Total 5,598,717
Consumer Cyclical (2.0%)
1011778 B.C., ULC/New Red
Finance, Inc.
90,000 4.375%,  1/15/2028
f
84,135
Adient Global Holdings, Ltd.
44,000 4.875%,  8/15/2026
f
42,277
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
30,000 6.625%,  7/15/2026
f
28,919
30,000 6.000%,  6/1/2029
f
23,519
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
105,000 4.625%,  6/1/2028
f
91,207
Allison Transmission, Inc.
47,000 3.750%,  1/30/2031
f
40,119
Amazon.com, Inc.
37,000 1.500%,  6/3/2030 30,927
76,000 4.700%,  12/1/2032 78,160
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027
i
99,168
American Honda Finance
Corporation
42,000 4.600%,  4/17/2030 42,148
Arko Corporation
40,000 5.125%,  11/15/2029
f
32,412
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
f
33,400
46,000 4.625%,  4/1/2030
f
38,117
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 30,350
Bloomin' Brands, Inc., Convertible
21,000 5.000%,  5/1/2025 46,420
Booking Holdings, Inc.,
Convertible
64,000 0.750%,  5/1/2025 95,391
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
59,512
Boyne USA, Inc.
32,000 4.750%,  5/15/2029
f
28,986
Principal
Amount Long-Term Fixed Income (41.7%) Value
Consumer Cyclical (2.0%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 60,000 6.250%,  9/15/2027
f
$ 54,975
Burlington Stores, Inc., Convertible
196,000 2.250%,  4/15/2025
i
219,765
Caesars Entertainment, Inc.
138,000 6.250%,  7/1/2025
f
138,168
35,000 8.125%,  7/1/2027
f
35,709
65,000 4.625%,  10/15/2029
f
57,024
Carnival Corporation
55,000 10.500%,  2/1/2026
f
57,416
34,000 7.625%,  3/1/2026
f
31,089
110,000 5.750%,  3/1/2027
f
90,530
28,000 4.000%,  8/1/2028
f
24,272
Cedar Fair, LP
77,000 5.250%,  7/15/2029 71,629
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
f
37,880
34,000 6.750%,  5/1/2031
f
34,223
Cinemark USA, Inc.
91,000 5.875%,  3/15/2026
f,i
86,948
Clarios Global, LP/Clarios US
Finance Company, Inc.
30,000 8.500%,  5/15/2027
f
30,175
100,000 6.750%,  5/15/2028
e,f
100,387
Cracker Barrel Old Country Store,
Inc., Convertible
80,000 0.625%,  6/15/2026 70,700
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 12,279
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
f
52,365
Dana, Inc.
60,000 5.625%,  6/15/2028 55,348
Expedia Group, Inc.
65,000 3.250%,  2/15/2030 57,124
Expedia Group, Inc., Convertible
183,000 Zero Coupon,  2/15/2026 161,268
Ford Motor Company
228,000 3.250%,  2/12/2032 176,818
60,000 6.100%,  8/19/2032 57,221
Ford Motor Company, Convertible
299,000 Zero Coupon,  3/15/2026 291,674
Ford Motor Credit Company, LLC
83,000 2.300%,  2/10/2025 77,272
140,000 4.134%,  8/4/2025 132,480
127,000 2.700%,  8/10/2026 112,649
71,000 2.900%,  2/10/2029 58,905
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
f
36,991
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 259,734
General Motors Company
26,000 6.125%,  10/1/2025 26,463
56,000 6.800%,  10/1/2027 59,189
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 61,930
47,000 1.200%,  10/15/2024 44,192
139,000 2.900%,  2/26/2025 133,038

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Consumer Cyclical (2.0%) - continued
$ 29,000 2.750%,  6/20/2025 $ 27,508
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 39,778
30,000 5.250%,  7/15/2031 25,875
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
f
16,812
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
f
52,775
Hilton Domestic Operating
Company, Inc.
157,000 4.875%,  1/15/2030 149,057
27,000 3.625%,  2/15/2032
f
23,042
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
55,000 5.000%,  6/1/2029
f
49,779
Home Depot, Inc.
61,000 3.250%,  4/15/2032 56,300
Hyundai Capital America
30,000 5.500%,  3/30/2026
f
30,130
56,000 3.000%,  2/10/2027
f
51,719
40,000 2.100%,  9/15/2028
f
34,085
International Game Technology plc
76,000 5.250%,  1/15/2029
f
72,874
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
f
30,450
Jaguar Land Rover Automotive plc
90,000 5.500%,  7/15/2029
f
74,506
KB Home
55,000 4.800%,  11/15/2029 51,287
Kohl's Corporation
36,000 3.375%,  5/1/2031 24,551
L Brands, Inc.
90,000 6.625%,  10/1/2030
f
86,397
20,000 6.875%,  11/1/2035 18,101
Lennar Corporation
14,000 5.875%,  11/15/2024 14,074
29,000 4.750%,  5/30/2025 28,810
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 57,264
93,000 4.500%,  4/15/2030 92,047
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
f
54,962
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 41,754
57,000 4.625%,  6/15/2030 55,356
Marriott Vacations Worldwide
Corporation, Convertible
155,000 Zero Coupon,  1/15/2026 149,963
122,000 3.250%,  12/15/2027
f
119,316
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
f
47,445
Michaels Companies, Inc.
44,000 5.250%,  5/1/2028
f
36,248
NCL Corporation, Ltd.
31,000 3.625%,  12/15/2024
f
29,064
19,000 5.875%,  3/15/2026
f
16,366
90,000 5.875%,  2/15/2027
f
84,895
Nissan Motor Company, Ltd.
63,000 3.043%,  9/15/2023
f
62,195
30,000 3.522%,  9/17/2025
f
28,067
Principal
Amount Long-Term Fixed Income (41.7%) Value
Consumer Cyclical (2.0%) - continued
$ 31,000 4.345%,  9/17/2027
f
$ 28,409
39,000 4.810%,  9/17/2030
f
34,303
Nordstrom, Inc.
27,000 4.375%,  4/1/2030 21,116
38,000 4.250%,  8/1/2031 28,219
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 54,117
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f
58,972
PetSmart, Inc./PetSmart Finance
Corporation
80,000 4.750%,  2/15/2028
f
75,612
60,000 7.750%,  2/15/2029
f
59,168
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
117,000 5.750%,  4/15/2026
f
116,118
51,000 6.250%,  1/15/2028
f
47,763
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
70,000 5.750%,  1/15/2029
f
51,975
Royal Caribbean Cruises, Ltd.
28,000 11.500%,  6/1/2025
f
29,715
104,000 4.250%,  7/1/2026
f
93,089
64,000 9.250%,  1/15/2029
f
68,274
27,000 7.250%,  1/15/2030
f
27,076
Scientific Games International, Inc.
70,000 7.250%,  11/15/2029
f
70,000
20,000 6.625%,  3/1/2030
f
17,745
SeaWorld Parks and
Entertainment, Inc.
52,000 5.250%,  8/15/2029
f
46,802
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
f
23,282
Staples, Inc.
52,000 7.500%,  4/15/2026
f
43,854
54,000 10.750%,  4/15/2027
f
36,555
Station Casinos, LLC
47,000 4.625%,  12/1/2031
f,i
40,245
Tapestry, Inc.
38,000 3.050%,  3/15/2032 31,469
Target Corporation
80,000 2.350%,  2/15/2030 71,037
Toyota Motor Credit Corporation
40,000 4.700%,  1/12/2033 40,855
Travel + Leisure Company
35,000 6.625%,  7/31/2026
f
34,929
Tripadvisor, Inc.
14,000 7.000%,  7/15/2025
f
14,088
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
f,i
40,364
Uber Technologies, Inc.,
Convertible
197,000 Zero Coupon,  12/15/2025 171,341
Vail Resorts, Inc., Convertible
207,000 Zero Coupon,  1/1/2026 187,206
VICI Properties, LP/VICI Note
Company, Inc.
80,000 4.625%,  6/15/2025
f
77,709
140,000 5.750%,  2/1/2027
f
139,101
38,000 3.750%,  2/15/2027
f
35,517
Viking Cruises, Ltd.
111,000 5.875%,  9/15/2027
f
95,230

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Consumer Cyclical (2.0%) - continued
Volkswagen Group of America
Finance, LLC
$ 88,000 4.250%,  11/13/2023
f
$ 87,398
14,000 3.350%,  5/13/2025
f
13,558
Wabash National Corporation
65,000 4.500%,  10/15/2028
f
56,556
Walmart, Inc.
42,000 3.900%,  4/15/2028 41,945
61,000 4.000%,  4/15/2030 60,712
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
32,543
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
f
67,713
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
f
48,513
Total 8,186,042
Consumer Non-Cyclical (1.9%)
1375209 B.C., Ltd.
56,000 9.000%,  1/30/2028
f
55,440
Abbott Laboratories
140,000 1.400%,  6/30/2030 116,854
AbbVie, Inc.
207,000 3.600%,  5/14/2025 202,233
Albertsons Companies, Inc./
Safeway, Inc.
88,000 4.625%,  1/15/2027
f
85,069
87,000 3.500%,  3/15/2029
f
77,082
Amgen, Inc.
57,000 5.150%,  3/2/2028 58,340
98,000 5.250%,  3/2/2030 100,651
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 80,257
75,000 4.750%,  1/23/2029 76,698
Aramark Services, Inc.
99,000 5.000%,  2/1/2028
f
94,288
Archer-Daniels-Midland Company
40,000 4.500%,  8/15/2033 40,071
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 77,541
Avantor Funding, Inc.
70,000 4.625%,  7/15/2028
f
65,476
B&G Foods, Inc.
36,000 5.250%,  4/1/2025 34,015
28,000 5.250%,  9/15/2027 24,523
BAT Capital Corporation
40,000 7.750%,  10/19/2032 44,318
BAT International Finance plc
29,000 1.668%,  3/25/2026 26,405
Bausch Health Companies, Inc.
25,000 5.500%,  11/1/2025
f,i
21,790
56,000 4.875%,  6/1/2028
f
36,890
60,000 11.000%,  9/30/2028
f
48,375
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 44,510
56,000 2.823%,  5/20/2030 49,794
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
f
49,175
Principal
Amount Long-Term Fixed Income (41.7%) Value
Consumer Non-Cyclical (1.9%) - continued
BioMarin Pharmaceutical, Inc.,
Convertible
$ 215,000 1.250%,  5/15/2027
i
$ 221,890
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 58,814
Bristol-Myers Squibb Company
62,000 2.950%,  3/15/2032 55,988
Bunge, Ltd. Finance Corporation
86,000 2.750%,  5/14/2031 73,809
Cargill, Inc.
84,000 2.125%,  11/10/2031
f
69,749
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 68,568
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
f
9,126
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
f
60,558
CHS/Community Health Systems,
Inc.
22,000 8.000%,  12/15/2027
f
21,790
40,000 6.000%,  1/15/2029
f
35,450
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 33,660
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 68,934
27,000 4.900%,  5/1/2033 27,090
Coty, Inc.
49,000 5.000%,  4/15/2026
f
47,843
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
76,000 4.750%,  1/15/2029
f
71,345
CVS Health Corporation
43,000 5.000%,  2/20/2026 43,505
30,000 4.300%,  3/25/2028 29,633
43,000 5.125%,  2/21/2030 43,744
Diageo Capital plc
35,000 1.375%,  9/29/2025 32,480
42,000 2.000%,  4/29/2030 36,206
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
47,851
Eli Lilly & Company
80,000 4.700%,  2/27/2033 83,053
Embecta Corporation
21,000 6.750%,  2/15/2030
f
19,026
Encompass Health Corporation
100,000 4.500%,  2/1/2028
i
94,286
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
f
61,209
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,296
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 54,534
HCA, Inc.
78,000 5.875%,  2/1/2029 80,414
HLF Financing SARL, LLC/
Herbalife International, Inc.
108,000 4.875%,  6/1/2029
f
82,676
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
f
34,810

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Consumer Non-Cyclical (1.9%) - continued
Integer Holdings Corporation,
Convertible
$ 212,000 2.125%,  2/15/2028
f
$ 240,620
Ionis Pharmaceuticals, Inc.,
Convertible
137,000 0.125%,  12/15/2024 126,409
108,000 Zero Coupon,  4/1/2026 98,685
Jazz Investments I, Ltd.,
Convertible
210,000 2.000%,  6/15/2026 228,113
Jazz Securities DAC
45,000 4.375%,  1/15/2029
f
41,358
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
105,000 2.500%,  1/15/2027
f
93,493
47,000 3.625%,  1/15/2032
f
39,465
Kenvue, Inc.
41,000 5.500%,  3/22/2025
f
41,692
81,000 5.350%,  3/22/2026
f
83,157
21,000 5.000%,  3/22/2030
f
21,777
Kraft Heinz Foods Company
100,000 3.875%,  5/15/2027 97,629
41,000 6.750%,  3/15/2032 46,119
Kroger Company
37,000 4.500%,  1/15/2029 37,019
Lamb Weston Holdings, Inc.
41,000 4.125%,  1/31/2030
f
37,549
Mattel, Inc.
207,000 3.375%,  4/1/2026
f
195,801
McKesson Corporation
29,000 0.900%,  12/3/2025 26,334
125,000 1.300%,  8/15/2026 112,245
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 41,382
Mozart Debt Merger Sub, Inc.
57,000 3.875%,  4/1/2029
f
49,872
46,000 5.250%,  10/1/2029
f
39,788
Mylan, Inc.
36,000 4.200%,  11/29/2023 35,625
Nestle Holdings, Inc.
48,000 5.250%,  3/13/2026
f
49,359
80,000 4.950%,  3/14/2030
f
83,171
Newell Brands, Inc.
97,000 4.700%,  4/1/2026 92,635
Organon & Company/Organon
Foreign Debt Co-Issuer BV
89,000 4.125%,  4/30/2028
f
81,880
Owens & Minor, Inc.
46,000 6.625%,  4/1/2030
f
40,020
Performance Food Group, Inc.
54,000 4.250%,  8/1/2029
f
49,159
Perrigo Finance Unlimited
Company
115,000 4.375%,  3/15/2026 110,560
Philip Morris International, Inc.
120,000 4.875%,  2/13/2026 120,619
80,000 4.875%,  2/15/2028 80,705
40,000 5.625%,  11/17/2029 41,780
40,000 5.750%,  11/17/2032 42,010
Post Holdings, Inc.
34,000 5.625%,  1/15/2028
f
33,221
Principal
Amount Long-Term Fixed Income (41.7%) Value
Consumer Non-Cyclical (1.9%) - continued
$ 24,000 5.500%,  12/15/2029
f
$ 22,827
51,000 4.500%,  9/15/2031
f
44,629
Post Holdings, Inc., Convertible
178,000 2.500%,  8/15/2027
f
186,419
Primo Water Holdings, Inc.
100,000 4.375%,  4/30/2029
f
88,193
Procter & Gamble Company
38,000 1.200%,  10/29/2030 31,240
Roche Holdings, Inc.
42,000 1.930%,  12/13/2028
f
37,399
59,000 2.076%,  12/13/2031
f
50,195
Royalty Pharma plc
87,000 1.200%,  9/2/2025 79,328
Scotts Miracle-Gro Company
42,000 4.500%,  10/15/2029 36,359
SEG Holding, LLC
80,000 5.625%,  10/15/2028
f
75,800
Simmons Foods, Inc.
89,000 4.625%,  3/1/2029
f
73,536
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
45,250
30,000 5.500%,  7/15/2030
f
27,635
Stryker Corporation
75,000 3.650%,  3/7/2028 72,659
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
f
58,499
Sysco Corporation
37,000 5.950%,  4/1/2030 39,575
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 88,589
Teleflex, Inc.
100,000 4.625%,  11/15/2027 96,250
Tenet Healthcare Corporation
21,000 4.625%,  7/15/2024 20,820
259,000 5.125%,  11/1/2027 251,301
30,000 6.125%,  10/1/2028 29,106
Teva Pharmaceutical Finance
Netherlands III BV
144,000 3.150%,  10/1/2026 130,116
Thermo Fisher Scientific, Inc.
38,000 4.950%,  11/21/2032 39,498
Topgolf Callaway Brands
Corporation, Convertible
75,000 2.750%,  5/1/2026 104,288
TreeHouse Foods, Inc.
87,000 4.000%,  9/1/2028 76,998
United Natural Foods, Inc.
37,000 6.750%,  10/15/2028
f
35,120
Winnebago Industries, Inc.,
Convertible
97,000 1.500%,  4/1/2025 107,331
Wyeth, LLC
60,000 6.500%,  2/1/2034 69,289
Zoetis, Inc.
99,000 3.900%,  8/20/2028 96,984
Total 7,868,616

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Energy (1.5%)
Antero Resources Corporation
$ 47,000 5.375%,  3/1/2030
f
$ 44,034
Archrock Partners, LP/Archrock
Partners Finance Corporation
70,000 6.250%,  4/1/2028
f
67,196
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 152,409
55,000 4.812%,  2/13/2033 55,953
BP Capital Markets plc
100,000 4.875%,  3/22/2030
b,j
91,878
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 54,600
Callon Petroleum Company
50,000 8.250%,  7/15/2025 49,750
42,000 7.500%,  6/15/2030
f
39,892
Cheniere Energy Partners, LP
58,000 4.500%,  10/1/2029 54,569
63,000 3.250%,  1/31/2032 52,484
Cheniere Energy, Inc.
49,000 4.625%,  10/15/2028 46,707
Chesapeake Energy Corporation
95,000 6.750%,  4/15/2029
f
94,043
Chord Energy Corporation
55,000 6.375%,  6/1/2026
f
54,716
CNX Resources Corporation
30,000 6.000%,  1/15/2029
f
27,752
CNX Resources Corporation,
Convertible
152,000 2.250%,  5/1/2026 204,516
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
f
42,924
Continental Resources, Inc.
81,000 5.750%,  1/15/2031
f
79,202
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
f
45,604
CrownRock, LP/CrownRock
Finance, Inc.
64,000 5.625%,  10/15/2025
f
63,180
Diamondback Energy, Inc.
99,000 3.125%,  3/24/2031 86,593
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
f
57,606
20,000 4.375%,  6/15/2031
f
17,390
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
54,450
52,000 7.625%,  1/15/2083
b
52,966
38,000 3.700%,  7/15/2027 36,439
20,000 5.700%,  3/8/2033 20,770
Endeavor Energy Resources, LP/
EER Finance, Inc.
62,000 5.750%,  1/30/2028
f
61,690
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
f
37,863
Energy Transfer, LP
37,000 4.200%,  9/15/2023 36,827
47,000 6.750%,  5/15/2025
b,j
41,317
56,000 3.750%,  5/15/2030 51,486
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 68,160
Principal
Amount Long-Term Fixed Income (41.7%) Value
Energy (1.5%) - continued
EnLink Midstream, LLC
$ 34,000 6.500%,  9/1/2030
f
$ 34,346
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 37,408
EQM Midstream Partners, LP
47,000 4.750%,  1/15/2031
f
38,520
EQT Corporation
42,000 3.900%,  10/1/2027 39,734
EQT Corporation, Convertible
93,000 1.750%,  5/1/2026 221,892
Equinor ASA
25,000 2.875%,  4/6/2025 24,239
Ferrellgas, LP/Ferrellgas Finance
Corporation
43,000 5.375%,  4/1/2026
f
40,091
Genesis Energy LP/Genesis
Energy Finance Corporation
46,000 8.875%,  4/15/2030 46,062
Halliburton Company
38,000 2.920%,  3/1/2030 34,040
Harvest Midstream, LP
101,000 7.500%,  9/1/2028
f
98,823
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
f
49,217
32,000 5.500%,  10/15/2030
f
29,783
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
65,398
70,000 6.250%,  4/15/2032
f
65,442
Holly Energy Partners, LP/Holly
Energy Finance Corporation
62,000 6.375%,  4/15/2027
f
61,068
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
f
60,661
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
f
45,665
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
f
83,866
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 36,131
Marathon Petroleum Corporation
163,000 4.700%,  5/1/2025 161,988
MEG Energy Corporation
59,000 7.125%,  2/1/2027
f
60,472
MPLX, LP
94,000 1.750%,  3/1/2026 86,467
19,000 5.000%,  3/1/2033 18,669
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,172
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
f
65,980
National Fuel Gas Company
82,000 5.500%,  1/15/2026 82,423
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
f
28,570
Noble Finance II, LLC
57,000 8.000%,  4/15/2030
f
58,369
Northriver Midstream Finance, LP
28,000 5.625%,  2/15/2026
f
26,290

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Energy (1.5%) - continued
NuStar Logistics, LP
$ 70,000 5.750%,  10/1/2025 $ 68,651
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 27,528
60,000 6.375%,  9/1/2028 62,578
40,000 6.450%,  9/15/2036 42,450
ONEOK, Inc.
57,000 2.200%,  9/15/2025 53,218
Ovintiv Exploration, Inc.
52,000 5.375%,  1/1/2026 52,176
Permian Resources Operating,
LLC, Convertible
35,000 3.250%,  4/1/2028 64,330
Phillips 66
61,000 4.950%,  12/1/2027 61,568
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 46,498
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 86,545
Plains All American Pipeline, LP/
PAA Finance Corporation
92,000 4.650%,  10/15/2025 91,065
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
f
45,875
Range Resources Corporation
50,000 4.750%,  2/15/2030
f
46,000
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 54,243
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
f
23,430
SM Energy Company
50,000 6.625%,  1/15/2027 48,250
30,000 6.500%,  7/15/2028 28,425
Southwestern Energy Company
37,000 5.375%,  2/1/2029 34,883
48,000 5.375%,  3/15/2030 44,671
30,000 4.750%,  2/1/2032 26,453
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
52,000 5.875%,  3/1/2027 50,690
10,000 5.000%,  6/1/2031
f
8,757
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 43,244
Sunoco, LP/Sunoco Finance
Corporation
70,000 5.875%,  3/15/2028 68,425
44,000 4.500%,  4/30/2030 39,269
Talen Energy Supply, LLC
38,000 8.625%,  6/1/2030
e,f
38,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
94,000 5.500%,  1/15/2028
f
86,966
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 96,126
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
f
36,534
Principal
Amount Long-Term Fixed Income (41.7%) Value
Energy (1.5%) - continued
TransCanada Trust
$ 125,000 5.875%,  8/15/2076
b
$ 118,344
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
f
55,038
Transocean, Inc.
40,000 11.500%,  1/30/2027
f
40,939
54,000 8.750%,  2/15/2030
f
54,485
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 6.875%,  4/1/2026 60,341
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
f
52,994
89,000 6.250%,  1/15/2030
f
90,247
35,000 4.125%,  8/15/2031
f
31,005
Weatherford International, Ltd.
64,000 8.625%,  4/30/2030
f
65,192
Western Midstream Operating, LP
89,000 3.950%,  6/1/2025 85,712
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 31,434
Total 5,858,331
Financials (5.0%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
29,681
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 48,843
54,000 6.500%,  7/15/2025 54,527
103,000 3.000%,  10/29/2028 89,674
Air Lease Corporation
29,000 2.300%,  2/1/2025 27,437
17,000 3.375%,  7/1/2025 16,290
52,000 4.650%,  6/15/2026
b,j
42,702
46,000 3.125%,  12/1/2030 39,189
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
b,f,j
61,677
46,000 2.850%,  1/26/2028
f
40,114
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
32,000 6.750%,  10/15/2027
f
29,872
Ally Financial, Inc.
59,000 5.750%,  11/20/2025 57,329
104,000 4.700%,  5/15/2026
b,j
76,700
37,000 8.000%,  11/1/2031 39,028
15,000 6.700%,  2/14/2033 13,535
American Express Company
67,000 3.950%,  8/1/2025 65,698
50,000 3.550%,  9/15/2026
b,j
42,009
62,000 2.550%,  3/4/2027 57,423
58,000 5.850%,  11/5/2027 60,701
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 36,138
American International Group, Inc.
41,000 5.125%,  3/27/2033 41,193
AmWINS Group, Inc.
52,000 4.875%,  6/30/2029
f
47,186

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
Aon Corporation/Aon Global
Holdings plc
$ 38,000 2.600%,  12/2/2031 $ 32,118
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,344
100,000 2.150%,  7/15/2026 87,321
Ares Capital Corporation,
Convertible
57,000 4.625%,  3/1/2024 57,499
Assurant, Inc.
62,000 6.100%,  2/27/2026 63,276
Australia & New Zealand Banking
Group, Ltd.
85,000 2.950%,  7/22/2030
b,f
78,619
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
f
40,702
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
f
79,592
BAC Capital Trust XIV
84,000
5.266%,  (LIBOR 3M +
0.400%), 5/17/2023
b,j
64,268
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
f
13,978
Banco Santander SA
44,000 4.750%,  11/12/2026
b,j
34,245
Bank of America Corporation
129,000 3.864%,  7/23/2024
b
128,439
64,000 4.200%,  8/26/2024 63,132
270,000 6.250%,  9/5/2024
b,j
263,952
32,000 3.458%,  3/15/2025
b
31,361
71,000 6.100%,  3/17/2025
b,j
69,669
72,000 1.319%,  6/19/2026
b
65,859
146,000 1.197%,  10/24/2026
b
132,081
65,000 4.375%,  1/27/2027
b,j
55,412
70,000 6.125%,  4/27/2027
b,j
67,869
60,000 1.734%,  7/22/2027
b
53,754
80,000 4.376%,  4/27/2028
b
77,660
112,000 3.593%,  7/21/2028
b
105,327
67,000 4.948%,  7/22/2028
b
66,770
180,000 3.974%,  2/7/2030
b
168,414
135,000 2.687%,  4/22/2032
b
112,810
59,000 2.572%,  10/20/2032
b
48,448
82,000 2.972%,  2/4/2033
b
69,223
40,000 3.846%,  3/8/2037
b
34,606
Bank of Montreal
62,000 5.203%,  2/1/2028 63,022
40,000 3.088%,  1/10/2037
b
32,158
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,j
35,055
67,000 4.596%,  7/26/2030
b
66,349
Bank of Nova Scotia
60,000 5.250%,  12/6/2024 60,054
93,000 4.900%,  6/4/2025
b,j
85,090
36,000 1.050%,  3/2/2026 32,301
Barclays plc
74,000 4.338%,  5/16/2024
b
73,926
29,000 4.375%,  9/11/2024 28,192
35,000 2.852%,  5/7/2026
b
32,982
85,000 5.501%,  8/9/2028
b
84,762
57,000 4.972%,  5/16/2029
b
55,103
Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
Berkshire Hathaway Finance
Corporation
$ 120,000 2.875%,  3/15/2032 $ 108,692
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 11,191
Blackstone Private Credit Fund
60,000 4.000%,  1/15/2029 50,631
BNP Paribas SA
57,000 2.819%,  11/19/2025
b,f
54,443
57,000 3.132%,  1/20/2033
b,f
47,887
Boston Properties, LP
37,000 2.550%,  4/1/2032 27,809
BPCE SA
29,000 2.375%,  1/14/2025
f
27,410
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 66,491
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025 69,400
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,j
22,129
62,000 3.273%,  3/1/2030
b
53,767
Capital One NA
44,000 2.280%,  1/28/2026
b
41,233
Centene Corporation
55,000 4.625%,  12/15/2029 51,837
273,000 3.000%,  10/15/2030 232,662
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,j
98,995
83,000 0.900%,  3/11/2026 73,492
104,000 4.000%,  6/1/2026
b,j
87,232
25,000 5.000%,  6/1/2027
b,j
21,563
56,000 2.000%,  3/20/2028 48,881
40,000 2.900%,  3/3/2032 33,817
Citigroup, Inc.
62,000
9.341%,  (LIBOR 3M +
4.068%), 7/30/2023
b,j
61,814
96,000 3.352%,  4/24/2025
b
93,752
72,000 5.500%,  9/13/2025 72,235
45,000 1.281%,  11/3/2025
b
42,241
72,000 4.000%,  12/10/2025
b,j
62,719
95,000 3.875%,  2/18/2026
b,j
81,106
50,000 4.150%,  11/15/2026
b,j
41,125
132,000 1.122%,  1/28/2027
b
118,577
77,000 1.462%,  6/9/2027
b
69,118
81,000 3.070%,  2/24/2028
b
75,724
26,000 7.375%,  5/15/2028
b,j
25,675
150,000 4.075%,  4/23/2029
b
143,171
147,000 4.910%,  5/24/2033
b
143,609
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,j
42,762
CNA Financial Corporation
38,000 3.950%,  5/15/2024 37,409
Coinbase Global, Inc.
19,000 3.625%,  10/1/2031
f
10,618
Coinbase Global, Inc., Convertible
349,000 0.500%,  6/1/2026 224,769
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,j
30,387

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
Commerzbank AG
$ 78,000 8.125%,  9/19/2023
f
$ 77,166
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
f
35,812
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,f
26,620
Corebridge Financial, Inc.
39,000 6.875%,  12/15/2052
b,f
35,314
61,000 3.850%,  4/5/2029
f
55,618
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 69,647
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
f
66,684
Credit Agricole SA
46,000 6.875%,  9/23/2024
b,f,j
44,174
37,000 3.250%,  1/14/2030
f
31,579
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
f
39,155
36,000 7.500%,  12/11/2023
b,f,j,l
1,440
31,000 2.593%,  9/11/2025
b,f
28,832
26,000 7.250%,  9/12/2025
b,f,j,l
1,040
73,000 2.193%,  6/5/2026
b,f
65,519
82,000 3.869%,  1/12/2029
b,f
72,302
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
b,f,j
123,684
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
113,006
66,000 2.311%,  11/16/2027
b
57,126
61,000 3.742%,  1/7/2033
b
44,451
Discover Bank
75,000 4.682%,  8/9/2028
b
69,993
Discover Financial Services
20,000 6.700%,  11/29/2032 21,162
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
f
80,146
Elevance Health, Inc.
74,000 5.350%,  10/15/2025 75,002
123,000 2.550%,  3/15/2031 106,079
Encore Capital Group, Inc.,
Convertible
17,000 4.000%,  3/15/2029
f
17,450
EPR Properties
59,000 3.600%,  11/15/2031 45,893
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,j
63,767
41,000 4.772%,  7/28/2030
b
39,018
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 35,791
First Horizon Bank
57,000 5.750%,  5/1/2030 53,875
First-Citizens Bank & Trust
Company
84,000 6.125%,  3/9/2028 83,656
Fortress Transportation and
Infrastructure Investors, LLC
59,000 6.500%,  10/1/2025
f
58,264
22,000 9.750%,  8/1/2027
f
22,912
21,000 5.500%,  5/1/2028
f
19,248
Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
FS KKR Capital Corporation
$ 40,000 3.400%,  1/15/2026 $ 36,478
38,000 2.625%,  1/15/2027 32,471
Genworth Mortgage Holdings, Inc.
34,000 6.500%,  8/15/2025
f
33,670
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
165,000 3.750%,  12/15/2027
f
126,283
goeasy, Ltd.
19,000 5.375%,  12/1/2024
f
18,040
Goldman Sachs Group, Inc.
40,000 5.500%,  8/10/2024
b,j
38,595
25,000 3.500%,  4/1/2025 24,288
44,000 4.250%,  10/21/2025 43,246
43,000 0.855%,  2/12/2026
b
39,463
48,000 3.650%,  8/10/2026
b,j
39,210
50,000 4.125%,  11/10/2026
b,j
41,911
97,000 1.948%,  10/21/2027
b
86,863
40,000 2.640%,  2/24/2028
b
36,621
166,000 3.615%,  3/15/2028
b
158,050
81,000 4.482%,  8/23/2028
b
79,472
75,000 3.814%,  4/23/2029
b
70,611
37,000 3.800%,  3/15/2030 34,747
37,000 2.615%,  4/22/2032
b
30,878
38,000 2.383%,  7/21/2032
b
31,042
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 32,595
59,000
6.989%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
48,085
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
23,000 Zero Coupon,  5/1/2025
f
21,826
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
57,776
13,000 6.375%,  3/30/2025
b,j
12,319
36,000 2.633%,  11/7/2025
b
34,317
35,000 1.645%,  4/18/2026
b
32,375
35,000 1.589%,  5/24/2027
b
31,185
70,000 2.251%,  11/22/2027
b
62,594
105,000 4.583%,  6/19/2029
b
100,837
100,000 4.600%,  12/17/2030
b,j
75,562
45,000 2.804%,  5/24/2032
b
36,846
HUB International, Ltd.
72,000 5.625%,  12/1/2029
f
64,080
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,j
89,359
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
82,000 4.750%,  9/15/2024 80,895
40,000 6.375%,  12/15/2025 39,660
80,000 5.250%,  5/15/2027 75,389
ING Groep NV
76,000 1.726%,  4/1/2027
b
68,461
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 60,161
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 50,092
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
b,j
71,352
120,000 5.000%,  8/1/2024
b,j
115,004

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
$ 133,000 4.023%,  12/5/2024
b
$ 131,768
134,000 4.600%,  2/1/2025
b,j
124,285
182,000 1.561%,  12/10/2025
b
170,882
20,000 2.083%,  4/22/2026
b
18,844
55,000 3.650%,  6/1/2026
b,j
48,218
162,000 1.045%,  11/19/2026
b
145,969
76,000 1.578%,  4/22/2027
b
68,860
82,000 2.947%,  2/24/2028
b
76,290
112,000 4.005%,  4/23/2029
b
107,198
38,000 2.069%,  6/1/2029
b
33,090
149,000 4.493%,  3/24/2031
b
145,164
40,000 2.963%,  1/25/2033
b
34,207
42,000 4.912%,  7/25/2033
b
41,768
40,000 5.717%,  9/14/2033
b
41,294
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
f
19,340
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 48,123
75,000 5.000%,  1/26/2033 69,722
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 72,268
Life Storage, LP
40,000 2.400%,  10/15/2031 32,435
Lincoln National Corporation
40,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
b
25,200
Lloyds Banking Group plc
78,000 4.716%,  8/11/2026
b
76,953
75,000 1.627%,  5/11/2027
b
66,985
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
f
49,400
M&T Bank Corporation
102,000 3.500%,  9/1/2026
b,j
67,065
Macquarie Airfinance Holdings,
Ltd.
29,000 8.375%,  5/1/2028
f
29,019
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,f
67,112
Manufacturers & Traders Trust
Company
80,000 4.700%,  1/27/2028 75,887
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 34,283
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,j
66,960
40,000 5.875%,  3/15/2028
b,j
37,118
51,000 6.400%,  12/15/2036 51,153
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 72,410
Mitsubishi UFJ Financial Group,
Inc.
35,000 1.412%,  7/17/2025 32,192
78,000 1.538%,  7/20/2027
b
69,397
56,000 3.741%,  3/7/2029 52,731
52,000 5.406%,  4/19/2034
b
52,519
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
b
87,933
82,000 2.564%,  9/13/2031 65,433
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
f
44,986
Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
Morgan Stanley
$ 29,000
5.185%,  (SOFRRATE +
0.466%), 11/10/2023
b
$ 28,965
32,000 2.720%,  7/22/2025
b
30,868
79,000 1.164%,  10/21/2025
b
73,954
20,000 5.000%,  11/24/2025 20,033
35,000 2.630%,  2/18/2026
b
33,313
20,000 2.188%,  4/28/2026
b
18,828
70,000 6.138%,  10/16/2026
b
71,840
126,000 0.985%,  12/10/2026
b
112,689
76,000 1.593%,  5/4/2027
b
68,355
80,000 1.512%,  7/20/2027
b
71,082
27,000 5.123%,  2/1/2029
b
27,132
238,000 3.622%,  4/1/2031
b
217,691
40,000 2.943%,  1/21/2033
b
33,937
41,000 4.889%,  7/20/2033
b
40,438
40,000 5.250%,  4/21/2034
b
40,446
85,000 2.484%,  9/16/2036
b
65,332
MPT Operating Partnership, LP/
MPT Finance Corporation
20,000 5.250%,  8/1/2026 17,811
55,000 4.625%,  8/1/2029 41,636
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 31,129
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
f
43,585
NatWest Group plc
54,000 4.269%,  3/22/2025
b
53,189
37,000 4.892%,  5/18/2029
b
36,009
57,000 3.754%,  11/1/2029
b
53,869
53,000 4.600%,  6/28/2031
b,j
37,359
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
81,000 4.500%,  9/30/2028
f
60,068
New York Life Global Funding
37,000 4.550%,  1/28/2033
f
36,778
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,f
139,242
117,000 3.400%,  1/23/2050
b,f
102,754
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 48,849
Nordea Bank Abp
60,000 5.375%,  9/22/2027
f
60,630
Northern Trust Corporation
62,000 4.000%,  5/10/2027 60,885
Office Properties Income Trust
23,000 4.250%,  5/15/2024 21,716
25,000 2.650%,  6/15/2026 17,500
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 36,141
38,000 3.375%,  2/1/2031 30,194
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 148,699
20,000 3.875%,  9/15/2028 16,050
Owl Rock Capital Corporation
39,000 4.250%,  1/15/2026 36,345
Owl Rock Core Income
Corporation
61,000 4.700%,  2/8/2027 55,735

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
Owl Rock Technology Finance
Corporation
$ 19,000 4.750%,  12/15/2025
f
$ 17,296
56,000 3.750%,  6/17/2026
f
49,618
Park Intermediate Holdings, LLC
91,000 4.875%,  5/15/2029
f
78,715
Pebblebrook Hotel Trust,
Convertible
273,000 1.750%,  12/15/2026 234,715
Pine Street Trust I
37,000 4.572%,  2/15/2029
f
34,901
PNC Bank NA
37,000 2.700%,  10/22/2029 32,021
PNC Financial Services Group,
Inc.
95,000 5.671%,  10/28/2025
b
95,139
55,000 3.400%,  9/15/2026
b,j
42,079
42,000 4.758%,  1/26/2027
b
41,520
52,000 6.200%,  9/15/2027
b,j
48,969
52,000 6.250%,  3/15/2030
b,j
47,658
PRA Group, Inc.
33,000 7.375%,  9/1/2025
f
32,790
29,000 8.375%,  2/1/2028
f
28,930
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
f
52,611
Prologis, LP
75,000 3.375%,  12/15/2027 71,692
Provident Financing Trust I
36,000 7.405%,  3/15/2038 36,180
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
36,189
39,000 6.750%,  3/1/2053
b
39,097
185,000 5.200%,  3/15/2044
b
176,635
36,000 3.700%,  10/1/2050
b
30,851
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,f,j
67,981
Quicken Loans, LLC
23,000 3.875%,  3/1/2031
f
18,575
Radian Group, Inc.
40,000 4.875%,  3/15/2027 38,040
Realty Income Corporation
39,000 4.875%,  6/1/2026 39,007
56,000 3.950%,  8/15/2027 54,002
50,000 5.625%,  10/13/2032 51,783
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027
f
9,915
Regions Financial Corporation
41,000 2.250%,  5/18/2025 38,203
72,000 5.750%,  6/15/2025
b,j
68,058
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 55,839
RLJ Lodging Trust, LP
24,000 3.750%,  7/1/2026
f
22,179
68,000 4.000%,  9/15/2029
f
57,120
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
f
46,504
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,314
41,000 4.900%,  1/12/2028 41,274
55,000 5.000%,  2/1/2033 55,374
Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
Santander Holdings USA, Inc.
$ 75,000 3.450%,  6/2/2025 $ 71,099
41,000 2.490%,  1/6/2028
b
35,956
41,000 6.499%,  3/9/2029
b
41,212
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
69,152
Service Properties Trust
30,000 4.650%,  3/15/2024 29,389
15,000 4.350%,  10/1/2024 14,317
56,000 7.500%,  9/15/2025 54,845
40,000 5.500%,  12/15/2027 34,973
Simon Property Group, LP
78,000 2.650%,  7/15/2030 67,006
SLM Corporation
30,000 4.200%,  10/29/2025 27,713
Societe Generale SA
36,000 2.625%,  10/16/2024
f
34,232
35,000 1.488%,  12/14/2026
b,f
30,915
Spirit Realty, LP
88,000 2.100%,  3/15/2028 74,322
Standard Chartered plc
35,000 0.991%,  1/12/2025
b,f
33,728
35,000 6.000%,  7/26/2025
b,f,j
33,007
59,000 2.608%,  1/12/2028
b,f
52,893
State Street Corporation
41,000 4.421%,  5/13/2033
b
39,781
Sumitomo Life Insurance Company
120,000 3.375%,  4/15/2081
b,f
104,400
Sumitomo Mitsui Financial Group,
Inc.
36,000 2.448%,  9/27/2024 34,578
59,000 2.174%,  1/14/2027 53,505
56,000 2.142%,  9/23/2030 44,963
55,000 5.766%,  1/13/2033 57,720
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
f
26,397
Summit Hotel Properties, Inc.,
Convertible
94,000 1.500%,  2/15/2026 78,537
Synchrony Financial
34,000 4.250%,  8/15/2024 32,446
14,000 7.250%,  2/2/2033 12,880
Synovus Bank
40,000 5.625%,  2/15/2028 37,617
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
33,611
39,000 5.156%,  1/10/2028 39,447
41,000 4.456%,  6/8/2032 39,553
Truist Bank
36,000 2.250%,  3/11/2030 29,530
Truist Financial Corporation
38,000 1.887%,  6/7/2029
b
32,168
U.S. Bancorp
69,000 5.727%,  10/21/2026
b
69,481
67,000 4.548%,  7/22/2028
b
65,137
UDR, Inc.
83,000 3.000%,  8/15/2031 71,737
United Wholesale Mortgage, LLC
15,000 5.500%,  11/15/2025
f
14,290
37,000 5.500%,  4/15/2029
f
31,913

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Financials (5.0%) - continued
UnitedHealth Group, Inc.
$ 85,000 5.250%,  2/15/2028 $ 88,821
83,000 4.200%,  5/15/2032 81,383
USB Realty Corporation
168,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
118,860
USI, Inc./NY
19,000 6.875%,  5/1/2025
f
18,807
Ventas Realty, LP
32,000 3.750%,  5/1/2024 31,345
Wells Fargo & Company
44,000 1.654%,  6/2/2024
b
43,853
90,000 2.406%,  10/30/2025
b
86,109
232,000 3.900%,  3/15/2026
b,j
201,885
84,000 2.188%,  4/30/2026
b
79,131
40,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
b
36,796
41,000 3.526%,  3/24/2028
b
38,743
88,000 3.584%,  5/22/2028
b
83,274
67,000 4.808%,  7/25/2028
b
66,399
152,000 4.478%,  4/4/2031
b
146,323
28,000 5.389%,  4/24/2034
b
28,483
Welltower OP, LLC
39,000 2.050%,  1/15/2029 32,884
56,000 2.800%,  6/1/2031 47,006
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
50,295
Willis North America, Inc.
74,000 4.500%,  9/15/2028 72,065
XHR, LP
24,000 6.375%,  8/15/2025
f
23,666
38,000 4.875%,  6/1/2029
f
32,981
Total 20,221,065
Foreign Government (<0.1%)
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
f
62,475
Total 62,475
Mortgage-Backed Securities (12.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,080,458 2.500%,  5/1/2051 1,803,244
1,373,698 3.500%,  5/1/2052 1,277,477
1,162,349 4.000%,  5/1/2052 1,120,140
3,730,033 3.500%,  6/1/2052 3,468,241
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,435,673 2.500%,  7/1/2030 1,359,027
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,214,117 3.500%,  5/1/2040 1,158,411
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,968,706 3.000%,  1/1/2052 2,670,503
416,654 2.000%,  2/1/2051 348,332
254,727 2.000%,  2/1/2051 212,662
1,365,050 2.500%,  2/1/2051 1,190,580
Principal
Amount Long-Term Fixed Income (41.7%) Value
Mortgage-Backed Securities (12.9%) -
continued
$ 1,498,540 2.500%,  2/1/2051 $ 1,298,864
2,744,432 2.000%,  3/1/2051 2,289,954
2,947,327 3.000%,  3/1/2052 2,659,045
1,860,658 2.000%,  4/1/2051 1,552,242
2,442,926 2.500%,  4/1/2051 2,117,684
1,746,220 3.000%,  4/1/2051 1,573,823
1,852,292 3.000%,  5/1/2050 1,681,591
488,417 2.000%,  5/1/2051 407,414
971,201 3.000%,  5/1/2051 884,049
1,005,405 3.000%,  6/1/2050 922,225
2,326,831 2.500%,  7/1/2051 2,016,884
966,109 3.500%,  7/1/2051 906,995
1,112,596 2.500%,  8/1/2050 975,230
1,872,465 3.500%,  8/1/2050 1,765,611
1,475,966 3.500%,  9/1/2052 1,378,477
1,938,663 4.000%,  10/1/2052 1,860,761
490,918 2.000%,  11/1/2051 409,131
1,958,068 2.000%,  12/1/2050 1,634,735
3,777,173 4.500%,  12/1/2052 3,725,688
1,600,000 5.500%,  5/1/2041
e
1,613,125
600,000 4.000%,  5/1/2049
e
573,516
1,000,000 4.500%,  5/1/2049
e
977,539
1,600,000 5.000%,  5/1/2049
e
1,590,812
900,000 4.500%,  6/1/2049
e
880,207
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,014,850 3.500%,  7/1/2061 936,766
1,019,101 4.000%,  12/1/2061 974,190
Total 52,215,175
Technology (1.4%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 39,806
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 72,067
231,000 0.375%,  9/1/2027 217,486
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,015
Apple, Inc.
113,000 2.200%,  9/11/2029 101,667
81,000 1.650%,  2/8/2031 68,425
60,000 3.350%,  8/8/2032 56,933
AthenaHealth Group, Inc.
62,000 6.500%,  2/15/2030
f
50,923
Black Knight InfoServ, LLC
72,000 3.625%,  9/1/2028
f
64,800
Block, Inc., Convertible
159,000 0.250%,  11/1/2027 122,430
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 54,410
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
38,612
Cloud Software Group, Inc.
64,000 6.500%,  3/31/2029
f
57,640
23,000 9.000%,  9/30/2029
f
19,764
CommScope Technologies, LLC
144,000 6.000%,  6/15/2025
f,i
135,355

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Technology (1.4%) - continued
CommScope, Inc.
$ 45,000 7.125%,  7/1/2028
f,i
$ 32,287
Dell International, LLC/EMC
Corporation
63,000 5.250%,  2/1/2028 63,778
28,000 5.300%,  10/1/2029 28,302
Euronet Worldwide, Inc.,
Convertible
209,000 0.750%,  3/15/2049
i
200,745
Fiserv, Inc.
60,000 2.750%,  7/1/2024 58,304
87,000 4.200%,  10/1/2028 84,861
20,000 5.600%,  3/2/2033 20,855
Gartner, Inc.
40,000 3.625%,  6/15/2029
f
35,411
70,000 3.750%,  10/1/2030
f
61,129
Global Payments, Inc.
18,000 2.650%,  2/15/2025 17,184
63,000 4.950%,  8/15/2027 62,578
37,000 3.200%,  8/15/2029 32,724
Intel Corporation
81,000 5.125%,  2/10/2030 82,962
InterDigital, Inc., Convertible
208,000 3.500%,  6/1/2027
f,i
225,576
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
f
47,655
120,000 5.000%,  7/15/2028
f
112,947
85,000 4.875%,  9/15/2029
f
77,526
60,000 4.500%,  2/15/2031
f
52,169
Jabil, Inc.
40,000 5.450%,  2/1/2029 40,260
Lumentum Holdings, Inc.,
Convertible
157,000 0.250%,  3/15/2024
i
158,021
62,000 0.500%,  6/15/2028 46,474
MACOM Technology Solutions
Holdings, Inc., Convertible
182,000 0.250%,  3/15/2026 174,716
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 30,881
Mastercard, Inc.
61,000 4.875%,  3/9/2028 63,277
41,000 2.000%,  11/18/2031 34,822
Microchip Technology, Inc.,
Convertible
103,000 0.125%,  11/15/2024 109,116
64,000 1.625%,  2/15/2027 131,044
Moody's Corporation
40,000 4.250%,  8/8/2032 38,842
MSCI, Inc.
55,000 4.000%,  11/15/2029
f
49,557
NCR Corporation
87,000 5.125%,  4/15/2029
f
75,255
87,000 6.125%,  9/1/2029
f,i
85,273
NVIDIA Corporation
19,000 2.850%,  4/1/2030 17,425
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024 39,808
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,324
37,000 4.300%,  6/18/2029 35,512
Principal
Amount Long-Term Fixed Income (41.7%) Value
Technology (1.4%) - continued
ON Semiconductor Corporation,
Convertible
$ 209,000 Zero Coupon,  5/1/2027 $ 307,335
5,000 0.500%,  3/1/2029
f
4,815
Open Text Corporation
76,000 3.875%,  12/1/2029
f
63,873
70,000 4.125%,  2/15/2030
f
59,772
Oracle Corporation
40,000 6.150%,  11/9/2029 42,443
130,000 2.950%,  4/1/2030 115,164
63,000 6.250%,  11/9/2032 68,018
PayPal Holdings, Inc.
42,000 3.900%,  6/1/2027 41,488
38,000 2.850%,  10/1/2029 34,507
Progress Software Corporation,
Convertible
102,000 1.000%,  4/15/2026 108,341
PTC, Inc.
30,000 3.625%,  2/15/2025
f
28,932
35,000 4.000%,  2/15/2028
f
32,544
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
f
15,425
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,408
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 103,307
Seagate HDD Cayman
110,760 9.625%,  12/1/2032
f
121,457
Semtech Corporation, Convertible
26,000 1.625%,  11/1/2027
f
21,710
Sensata Technologies, Inc.
54,000 3.750%,  2/15/2031
f
46,912
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
f
18,807
SS&C Technologies, Inc.
144,000 5.500%,  9/30/2027
f
139,380
Verint Systems, Inc., Convertible
110,000 0.250%,  4/15/2026 97,281
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
f
40,915
Viavi Solutions, Inc., Convertible
58,000 1.000%,  3/1/2024 55,825
Vishay Intertechnology, Inc.,
Convertible
194,000 2.250%,  6/15/2025 189,757
VMware, Inc.
80,000 1.400%,  8/15/2026 71,436
54,000 2.200%,  8/15/2031 42,811
Xilinx, Inc.
26,000 2.375%,  6/1/2030 22,786
Ziff Davis, Inc., Convertible
203,000 1.750%,  11/1/2026
f
193,459
Total 5,682,841
Transportation (0.5%)
Air Transport Services Group, Inc.,
Convertible
52,000 1.125%,  10/15/2024 49,540

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Transportation (0.5%) - continued
Allegiant Travel Company
$ 42,000 7.250%,  8/15/2027
f
$ 41,480
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
f,i
15,071
American Airlines, Inc.
172,000 11.750%,  7/15/2025
f
189,210
41,000 7.250%,  2/15/2028
f
39,878
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
134,000 5.500%,  4/20/2026
f
131,587
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
55,000 5.375%,  3/1/2029
f,i
49,891
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 69,395
CSX Corporation
37,000 4.250%,  3/15/2029 36,698
Delta Air Lines, Inc.
28,000 7.000%,  5/1/2025
f
28,885
11,000 7.375%,  1/15/2026 11,594
82,000 4.375%,  4/19/2028
i
77,285
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
67,569 4.500%,  10/20/2025
f
66,263
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
f
77,528
Hawaiian Brand Intellectual
Property, Ltd.
52,000 5.750%,  1/20/2026
f
48,444
Hertz Corporation
40,000 4.625%,  12/1/2026
f
36,026
49,000 5.000%,  12/1/2029
f
40,088
JetBlue Airways Corporation,
Convertible
174,000 0.500%,  4/1/2026 135,563
Mileage Plus Holdings, LLC
96,050 6.500%,  6/20/2027
f
95,896
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 57,227
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
f
26,984
39,000 1.700%,  6/15/2026
f
35,021
Rand Parent, LLC
60,000 8.500%,  2/15/2030
f
54,358
Ryder System, Inc.
46,000 2.850%,  3/1/2027 42,584
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,291
44,000 2.625%,  2/10/2030 37,787
Southwest Airlines Company,
Convertible
241,000 1.250%,  5/1/2025
i
257,991
Union Pacific Corporation
37,000 2.150%,  2/5/2027 34,404
United Airlines, Inc.
51,000 4.375%,  4/15/2026
f
48,706
43,000 4.625%,  4/15/2029
f
38,916
VistaJet Malta Finance plc/XO
Management Holding, Inc.
56,000 6.375%,  2/1/2030
f
48,448
Principal
Amount Long-Term Fixed Income (41.7%) Value
Transportation (0.5%) - continued
XPO Escrow Sub, LLC
$ 57,000 7.500%,  11/15/2027
f
$ 58,424
Total 2,017,463
U.S. Government & Agencies (4.0%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 955,547
870,000 1.375%,  11/15/2031 739,704
1,000,000 4.125%,  11/15/2032 1,055,469
1,490,000 3.250%,  5/15/2042 1,379,705
4,470,000 3.375%,  8/15/2042 4,209,483
U.S. Treasury Notes
3,200,000 0.125%,  2/15/2024 3,081,375
1,050,000 0.500%,  3/31/2025 981,545
1,990,000 0.500%,  2/28/2026 1,816,652
590,000 0.500%,  4/30/2027 522,680
1,580,000 1.125%,  2/29/2028 1,412,372
Total 16,154,532
Utilities (1.1%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 41,338
AES Corporation
73,000 3.950%,  7/15/2030
f
66,715
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
36,394
Alliant Energy Corporation,
Convertible
104,000 3.875%,  3/15/2026
f
107,640
Ameren Corporation
46,000 1.750%,  3/15/2028 40,183
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 58,112
38,000 2.300%,  3/1/2030 32,257
20,000 5.625%,  3/1/2033 20,951
Calpine Corporation
52,000 4.500%,  2/15/2028
f
48,428
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 34,673
57,000 1.450%,  6/1/2026 51,752
57,000 2.650%,  6/1/2031 48,613
Constellation Energy Generation,
LLC
40,000 5.800%,  3/1/2033 41,728
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,115
46,000 3.375%,  4/1/2030 41,961
DTE Energy Company
63,000 4.220%,  11/1/2024 62,074
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
36,995
16,000 4.875%,  9/16/2024
b,j
15,377
96,000 2.450%,  6/1/2030 82,494
40,000 4.500%,  8/15/2032 38,829
Duke Energy Corporation,
Convertible
570,000 4.125%,  4/15/2026
f
581,400
Edison International
52,000 4.950%,  4/15/2025 51,843

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.7%) Value
Utilities (1.1%) - continued
$ 50,000 5.000%,  12/15/2026
b,j
$ 42,741
Enel Finance International NV
80,000 1.375%,  7/12/2026
f
71,511
Entergy Corporation
29,000 0.900%,  9/15/2025 26,420
38,000 1.900%,  6/15/2028 33,322
Evergy, Inc.
36,000 2.450%,  9/15/2024 34,641
Eversource Energy
91,000 4.600%,  7/1/2027 91,027
41,000 5.450%,  3/1/2028 42,520
Exelon Corporation
38,000 4.050%,  4/15/2030 36,478
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
93,686
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
f
40,574
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
f
68,712
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025 68,282
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
32,358
39,000 6.051%,  3/1/2025 39,648
38,000 2.250%,  6/1/2030 32,255
NextEra Energy Operating
Partners, LP
90,000 3.875%,  10/15/2026
f
84,263
NextEra Energy Partners, LP,
Convertible
56,000 Zero Coupon,  6/15/2024
f
52,024
188,000 Zero Coupon,  11/15/2025
f,i
171,456
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,j
45,547
37,000 2.950%,  9/1/2029 33,343
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
f
43,318
41,000 10.250%,  3/15/2028
b,f,j
40,224
54,000 3.375%,  2/15/2029
f
45,727
30,000 5.250%,  6/15/2029
f
27,672
NRG Energy, Inc., Convertible
166,000 2.750%,  6/1/2048 170,565
PG&E Corporation
58,000 5.000%,  7/1/2028 54,576
PPL Capital Funding, Inc.,
Convertible
174,000 2.875%,  3/15/2028
f
174,522
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 30,016
Sempra Energy
72,000 4.875%,  10/15/2025
b,j
67,706
56,000 3.400%,  2/1/2028 52,814
Southern California Edison
Company
19,000 5.950%,  11/1/2032 20,668
Southern Company
41,000 4.475%,  8/1/2024 40,542
50,000 5.700%,  10/15/2032 52,805
Principal
Amount Long-Term Fixed Income (41.7%) Value
Utilities (1.1%) - continued
$ 29,000 4.000%,  1/15/2051
b
$ 27,248
90,000 3.750%,  9/15/2051
b
76,588
Southern Company, Convertible
302,000 3.875%,  12/15/2025
f
311,211
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
f
90,963
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
f
80,181
82,000 5.000%,  7/31/2027
f
77,926
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,936
60,000 4.600%,  6/1/2032 58,941
Total 4,299,829
Total Long-Term Fixed Income
(cost $176,516,230) 168,576,928
Shares Common Stock ( 30.7% ) Value
Communications Services (2.1%)
4,619 Alphabet, Inc., Class A
m
495,803
27,978 Alphabet, Inc., Class C
m
3,027,779
26,372 Comcast Corporation 1,091,010
17,478 DISH Network Corporation
m
131,260
515 EchoStar Corporation
m
8,791
604 Emerald Holding, Inc.
m
2,241
340 Liberty Latin America, Ltd., Class
A
m
3,016
6,170 Meta Platforms, Inc.
m
1,482,774
1,465 Netflix, Inc.
m
483,347
249 Paramount Global 5,809
18,754 QuinStreet, Inc.
m
208,357
416 Shutterstock, Inc. 27,872
13,591 Verizon Communications, Inc. 527,739
4,006 Walt Disney Company
m
410,615
22,637 Warner Brothers Discovery, Inc.
m
308,090
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
5,309
3,954 Ziff Davis, Inc.
m
289,196
Total 8,509,008
Consumer Discretionary (3.4%)
19,049 Amazon.com, Inc.
m
2,008,717
4,128 Aptiv plc
m
424,606
313 Autoliv, Inc. 26,859
2,257 Bloomin' Brands, Inc. 55,906
424 Booking Holdings, Inc.
m
1,138,995
159 Boyd Gaming Corporation 11,035
340 Buckle, Inc. 11,400
5,018 Cedar Fair, LP 219,387
382 Chipotle Mexican Grill, Inc.
m
789,831
9,395 Clarus Corporation 91,413
14,083 Cooper-Standard Holdings, Inc.
m
189,416
1,705 Crocs, Inc.
m
210,857
4,663 D.R. Horton, Inc. 512,091
1,733 Darden Restaurants, Inc. 263,295
1,364 Domino's Pizza, Inc. 433,029
15,619 Everi Holdings, Inc.
m
237,409
16,166 Ford Motor Company 192,052
7,693 General Motors Company 254,177
2,045 Grand Canyon Education, Inc.
m
242,742
8,164 Harley-Davidson, Inc. 302,884
3,597 Home Depot, Inc. 1,081,042

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.7%) Value
Consumer Discretionary (3.4%) - continued
3,339 Lowe's Companies, Inc. $ 693,944
691 Lululemon Athletica, Inc.
m
262,532
484 MarineMax, Inc.
m
14,094
1,118 McDonald's Corporation 330,649
105 NVR, Inc.
m
613,200
449 O'Reilly Automotive, Inc.
m
411,872
127 Oxford Industries, Inc. 13,105
3,061 Papa John's International, Inc. 228,932
673 Ruth's Hospitality Group, Inc. 10,876
3,230 Skyline Champion Corporation
m
239,569
4,379 Sleep Number Corporation
m
98,747
18,910 Sonos, Inc.
m
399,757
4,881 Sony Group Corporation ADR 437,679
10,304 Stoneridge, Inc.
m
194,024
4,637 Tesla, Inc.
m
761,906
27,944 ThredUp, Inc.
m
73,772
68 Travel + Leisure Company 2,602
521 Ulta Beauty, Inc.
m
287,295
642 Under Armour, Inc., Class C
m
5,162
7,627 Zumiez, Inc.
m
133,358
Total 13,910,218
Consumer Staples (1.7%)
4,799 Altria Group, Inc. 228,000
3,835 Archer-Daniels-Midland Company 299,437
4,630 BJ's Wholesale Club Holdings,
Inc.
m
353,593
130 Calavo Growers, Inc. 4,155
1,321 Casey's General Stores, Inc. 302,271
758 Coca-Cola Company 48,626
320 Costco Wholesale Corporation 161,030
18,601 Coty, Inc.
m
220,794
937 Edgewell Personal Care Company 40,919
2,359 Hormel Foods Corporation 95,398
2,283 John B. Sanfilippo & Son, Inc. 237,318
104 Kroger Company 5,058
6,624 Lamb Weston Holdings, Inc. 740,629
2,371 Mondelez International, Inc. 181,903
93 PepsiCo, Inc. 17,753
11,686 Philip Morris International, Inc. 1,168,249
19,456 Primo Water Corporation 295,537
1,633 Procter & Gamble Company 255,369
562 SpartanNash Company 13,780
6,081 Sysco Corporation 466,656
6,468 Turning Point Brands, Inc. 153,874
1,024 Tyson Foods, Inc. 63,990
5,093 US Foods Holding Corporation
m
195,571
7,585 Walmart, Inc. 1,145,107
Total 6,695,017
Energy (1.7%)
13,726 BP plc ADR 552,883
549 Cheniere Energy, Inc. 83,997
477 Chevron Corporation 80,413
6,351 ConocoPhillips 653,454
15,460 Devon Energy Corporation 826,028
18,932 Enterprise Products Partners, LP 498,101
236 EOG Resources, Inc. 28,195
8,278 Exxon Mobil Corporation 979,619
19,211 Halliburton Company 629,160
742 International Seaways, Inc. 29,546
4,994 Marathon Petroleum Corporation 609,268
671 NexTier Oilfield Solutions, Inc.
m
5,422
24,866 NOV, Inc. 416,506
Shares Common Stock (30.7%) Value
Energy (1.7%) - continued
5,025 Permian Resources Corporation $ 52,511
84 Phillips 66 8,316
4,045 Pioneer Natural Resources
Company 879,990
1,640 RPC, Inc. 12,120
3,987 Valero Energy Corporation 457,189
1,090 Williams Companies, Inc. 32,983
Total 6,835,701
Financials (4.7%)
20,795 Ally Financial, Inc. 548,572
2,204 American Express Company 355,593
840 Ameriprise Financial, Inc. 256,301
7,514 Arch Capital Group, Ltd.
m
564,076
25,612 Bank of America Corporation 749,919
104 Bank of Marin Bancorp 1,834
5,252 Bank of N.T. Butterfield & Son, Ltd. 135,134
1,661 Berkshire Hathaway, Inc.
m
545,722
650 BlackRock TCP Capital
Corporation 6,526
201 BlackRock, Inc. 134,911
2,400 Blackstone Mortgage Trust, Inc. 43,776
12,286 Bridgewater Bancshares, Inc.
m
122,246
9,848 Byline Bancorp, Inc. 190,559
3,232 Capital One Financial Corporation 314,474
5,761 Carlyle Group, Inc. 174,731
671 Cboe Global Markets, Inc. 93,739
1,712 Central Pacific Financial
Corporation 27,187
8,321 Charles Schwab Corporation 434,689
2,971 Chubb, Ltd. 598,835
1,947 Citigroup, Inc. 91,645
8,132 Columbia Banking System, Inc. 173,700
6,579 Comerica, Inc. 285,331
635 Community Trust Bancorp, Inc. 22,866
307 ConnectOne Bancorp, Inc. 4,844
1,601 Customers Bancorp, Inc.
m
34,966
2,454 Discover Financial Services 253,915
1,134 Ellington Residential Mortgage
REIT 8,358
639 Encore Capital Group, Inc.
m
32,832
4,532 Enterprise Financial Services
Corporation 193,788
5,861 Equitable Holdings, Inc. 152,327
4,322 Federated Hermes, Inc. 178,888
5,082 Fidelity National Information
Services, Inc. 298,415
205 Financial Institutions, Inc. 3,583
261 First Foundation, Inc. 1,642
144 First Mid-Illinois Bancshares, Inc. 3,796
991 Fiserv, Inc.
m
121,021
196 Flushing Financial Corporation 2,358
224 FS KKR Capital Corporation 4,213
2,997 Glacier Bancorp, Inc. 99,590
735 Golub Capital BDC, Inc. 9,908
499 Great Southern Bancorp, Inc. 25,389
1,531 Hanmi Financial Corporation 24,741
6,636 Heartland Financial USA, Inc. 216,068
529 Hometrust Bancshares, Inc. 11,040
2,595 Hope Bancorp, Inc. 23,614
2,791 Houlihan Lokey, Inc. 255,042
292 Independent Bank Corporation/MI 5,203
493 Interactive Brokers Group, Inc. 38,380
6,070 Intercontinental Exchange, Inc. 661,205
10,138 J.P. Morgan Chase & Company 1,401,477

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.7%) Value
Financials (4.7%) - continued
1,094 Janus Henderson Group plc $ 28,389
1,945 Kinsale Capital Group, Inc. 635,451
2,748 M&T Bank Corporation 345,698
30 Marsh & McLennan Companies,
Inc. 5,406
4,017 Mastercard, Inc. 1,526,581
45 Mercury General Corporation 1,368
1,047 MetLife, Inc. 64,213
233 Metropolitan Bank Holding
Corporation
m
7,477
1,065 MGIC Investment Corporation 15,837
1,070 MidWestOne Financial Group, Inc. 22,149
4,052 Morgan Stanley 364,558
62 Mr. Cooper Group, Inc.
m
2,871
3,832 Nasdaq, Inc. 212,178
402 NMI Holdings, Inc.
m
9,407
11,807 PayPal Holdings, Inc.
m
897,332
82 Peapack-Gladstone Financial
Corporation 2,178
83 PNC Financial Services Group,
Inc. 10,811
472 Popular, Inc. 28,325
10,871 Radian Group, Inc. 263,839
5,246 Raymond James Financial, Inc. 474,920
2,699 RLI Corporation 375,296
1,373 S&P Global, Inc. 497,822
7,052 Seacoast Banking Corporation of
Florida 156,484
5,596 State Street Corporation 404,367
721 Synovus Financial Corporation 22,207
699 TPG, Inc. 20,250
3,796 Triumph Financial, Inc.
m
197,240
806 Truist Financial Corporation 26,259
222 TrustCo Bank Corporation NY 6,624
163 U.S. Bancorp 5,588
211 Visa, Inc. 49,106
4,395 Voya Financial, Inc. 336,130
22,516 Wells Fargo & Company 895,011
11,839 Western Alliance Bancorp
i
439,464
9,098 Zions Bancorp NA 253,470
628 Zurich Insurance Group AG 304,550
Total 18,847,825
Health Care (4.4%)
3,179 Abbott Laboratories 351,184
3,407 ACADIA Pharmaceuticals, Inc.
m
72,671
1,516 Agilent Technologies, Inc. 205,312
7,391 Agiliti, Inc.
m
123,578
1,553 Align Technology, Inc.
m
505,191
1,507 Alkermes plc
m
43,025
402 AmerisourceBergen Corporation 67,074
804 Amgen, Inc. 192,751
9,590 AstraZeneca plc ADR 702,180
12,455 Avantor, Inc.
m
242,623
1,061 Azenta, Inc.
m
46,143
5,690 Baxter International, Inc. 271,299
1,312 Biogen, Inc.
m
399,150
220 BioMarin Pharmaceutical, Inc.
m
21,129
111 Bio-Rad Laboratories, Inc.
m
50,038
2,888 Bio-Techne Corporation 230,693
187 Bristol-Myers Squibb Company 12,486
9,199 Centene Corporation
m
634,087
1,863 Cigna Group 471,879
3,385 CVS Health Corporation 248,154
2,387 Danaher Corporation 565,504
Shares Common Stock (30.7%) Value
Health Care (4.4%) - continued
2,466 Dexcom, Inc.
m
$ 299,224
4,159 Edwards Lifesciences
Corporation
m
365,909
1,260 Elevance Health, Inc. 590,499
343 Enanta Pharmaceuticals, Inc.
m
12,194
5,799 Enovis Corporation
m
337,792
641 FibroGen, Inc.
m
10,974
6,834 Gilead Sciences, Inc. 561,823
3,926 Halozyme Therapeutics, Inc.
m
126,142
1,373 HCA Healthcare, Inc. 394,504
1,550 Hologic, Inc.
m
133,316
9 Illumina, Inc.
m
1,850
1,608 Insmed, Inc.
m
31,356
881 Insulet Corporation
m
280,193
1,659 Intuitive Surgical, Inc.
m
499,724
4,631 Ionis Pharmaceuticals, Inc.
m
163,799
6,062 Johnson & Johnson 992,349
2,566 Laboratory Corporation of America
Holdings 581,738
2,981 Lantheus Holdings, Inc.
m
254,727
408 LivaNova plc
m
19,543
22,152 Maravai LifeSciences Holdings,
Inc.
m
305,476
145 Masimo Corporation
m
27,425
429 Medpace Holdings, Inc.
m
85,860
8,891 Medtronic plc 808,637
10,624 Merck & Company, Inc. 1,226,753
157 Moderna, Inc.
m
20,864
1,245 Molina Healthcare, Inc.
m
370,873
1,128 Novo Nordisk AS ADR 188,478
12,283 Pfizer, Inc. 477,686
7,121 Progyny, Inc.
m
236,702
289 Regeneron Pharmaceuticals, Inc.
m
231,717
9,949 Revance Therapeutics, Inc.
m
316,677
8,636 Stevanato Group SPA 228,940
217 Teleflex, Inc. 59,137
1,303 Travere Therapeutics, Inc.
m
28,106
1,601 UnitedHealth Group, Inc. 787,836
12,100 Viatris, Inc. 112,893
22,766 Viemed Healthcare, Inc.
m
247,011
754 Waters Corporation
m
226,471
3,171 Zimmer Biomet Holdings, Inc. 438,993
2,560 Zoetis, Inc. 449,997
Total 17,990,339
Industrials (3.9%)
930 3M Company 98,785
696 Acuity Brands, Inc. 109,536
4,088 Advanced Drainage Systems, Inc. 350,423
8,605 Air Lease Corporation 346,093
2,528 AMETEK, Inc. 348,687
346 Armstrong World Industries, Inc. 23,756
3,483 ASGN, Inc.
m
249,348
13,284 Badger Infrastructure Solutions,
Ltd. 291,104
6,237 Barnes Group, Inc. 262,141
926 Carlisle Companies, Inc. 199,877
132 Caterpillar, Inc. 28,882
498 Chart Industries, Inc.
m
66,284
5,913 Cimpress plc
m
307,180
755 Cintas Corporation 344,106
25,463 CNH Industrial NV 359,028
2,187 Crane Company
m
157,617
2,187 Crane NXT Company 103,576
21,054 CSX Corporation 645,095

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.7%) Value
Industrials (3.9%) - continued
780 Curtiss-Wright Corporation $ 132,467
269 Deere & Company 101,687
11,005 Delta Air Lines, Inc.
m
377,582
3,191 Emerson Electric Company 265,683
1,295 Expeditors International of
Washington, Inc. 147,423
10,934 Fastenal Company 588,687
5,182 Forward Air Corporation 546,753
605 FTI Consulting, Inc.
m
109,203
1,715 General Dynamics Corporation 374,453
84 Gorman-Rupp Company 2,062
4,758 Greenbrier Companies, Inc. 125,849
5,556 Helios Technologies, Inc. 334,138
8,869 Howmet Aerospace, Inc. 392,808
172 Hubbell, Inc. 46,323
316 Interface, Inc. 2,477
18,327 Janus International Group, Inc.
m
164,943
5,402 Johnson Controls International plc 323,256
199 Kaman Corporation 4,392
783 KBR, Inc. 44,420
1,460 L3Harris Technologies, Inc. 284,919
2,098 Lincoln Electric Holdings, Inc. 352,044
3,655 ManpowerGroup, Inc. 276,720
3,488 Maximus, Inc. 291,771
1,463 Middleby Corporation
m
206,107
4,857 Miller Industries, Inc. 158,338
98 Moog, Inc. 8,831
791 Northrop Grumman Corporation 364,865
1,440 Old Dominion Freight Line, Inc. 461,362
2,318 Parker-Hannifin Corporation 753,072
146 Paycom Software, Inc.
m
42,394
927 Paylocity Holding Corporation
m
179,180
2,451 Pentair plc 142,354
3,450 Quanta Services, Inc. 585,258
3,694 Ritchie Brothers Auctioneers, Inc. 211,260
7,554 Sun Country Airlines Holdings,
Inc.
m
149,040
2,989 Tennant Company 228,419
5,041 Timken Company 387,401
452 TriNet Group, Inc.
m
41,937
68 TTEC Holdings, Inc. 2,317
15,355 Uber Technologies, Inc.
m
476,773
1,056 Union Pacific Corporation 206,659
3,451 United Parcel Service, Inc. 620,524
2,173 United Rentals, Inc. 784,692
Total 15,592,361
Information Technology (5.6%)
2,263 Adobe, Inc.
m
854,418
1,308 Adtran Holdings, Inc. 11,929
2,642 Advanced Micro Devices, Inc.
m
236,116
260 Alarm.com Holdings, Inc.
m
12,399
1,772 Amphenol Corporation 133,733
927 ANSYS, Inc.
m
291,004
20,716 Apple, Inc. 3,515,091
2,912 Applied Materials, Inc. 329,143
1,369 Autodesk, Inc.
m
266,668
8,454 BigCommerce Holdings, Inc.
m
62,475
1,474 BILL Holdings, Inc.
m
113,218
322 Cadence Design Systems, Inc.
m
67,443
9,506 Ciena Corporation
m
437,656
29,370 Cisco Systems, Inc. 1,387,733
5,726 Cohu, Inc.
m
193,768
3,665 CommScope Holding Company,
Inc.
m
18,068
Shares Common Stock (30.7%) Value
Information Technology (5.6%) - continued
13,148 Dropbox, Inc.
m
$ 267,430
281 FormFactor, Inc.
m
7,674
4,784 Fortinet, Inc.
m
301,631
3,509 Gen Digital, Inc. 62,004
12,727 Gilat Satellite Networks, Ltd.
m
60,071
2,308 Guidewire Software, Inc.
m
175,847
4,630 Juniper Networks, Inc. 139,595
141 KLA Corporation 54,502
13,566 Knowles Corporation
m
228,994
136 Lam Research Corporation 71,275
783 Littelfuse, Inc. 189,674
1,844 Lumentum Holdings, Inc.
m
88,973
4,037 Microchip Technology, Inc. 294,661
16,667 Microsoft Corporation 5,121,102
1,276 NICE, Ltd. ADR
m
260,317
5,736 NVIDIA Corporation 1,591,683
3,978 ON Semiconductor Corporation
m
286,257
72 PC Connection, Inc. 2,899
2,692 Plexus Corporation
m
235,469
9,414 QUALCOMM, Inc. 1,099,555
3,743 Salesforce, Inc.
m
742,499
10,569 Samsung Electronics Company,
Ltd. 520,038
1,454 ServiceNow, Inc.
m
667,997
877 Skyworks Solutions, Inc. 92,874
2,869 Splunk, Inc.
m
247,423
5,067 Texas Instruments, Inc. 847,202
4,601 Trimble, Inc.
m
216,707
34,229 TTM Technologies, Inc.
m
404,244
408 Tyler Technologies, Inc.
m
154,644
114 Ubiquiti, Inc. 26,511
223 Western Digital Corporation
m
7,680
3,140 Wolfspeed, Inc.
m
146,167
2,451 Workiva, Inc.
m
228,972
150 Zoom Video Communications,
Inc.
m
9,215
Total 22,782,648
Materials (1.3%)
228 Albemarle Corporation 42,285
2,022 AptarGroup, Inc. 239,627
14,093 Axalta Coating Systems, Ltd.
m
444,916
7,690 Ball Corporation 408,954
6,418 Carpenter Technology Corporation 338,485
5,977 CF Industries Holdings, Inc. 427,834
156 Crown Holdings, Inc. 13,382
3,693 Eastman Chemical Company 311,209
4,840 Ingevity Corporation
m
347,221
29,350 Ivanhoe Mines, Ltd.
m
254,539
623 Linde plc 230,167
1,782 LyondellBasell Industries NV 168,595
4,345 Nucor Corporation 643,842
3,922 PPG Industries, Inc. 550,100
1,934 SSR Mining, Inc. 27,695
4,922 Steel Dynamics, Inc. 511,642
12,297 Tronox Holdings plc 168,346
1,864 United States Lime & Minerals, Inc. 299,918
Total 5,428,757
Real Estate (0.9%)
3,701 Agree Realty Corporation 251,631
1,980 Alexandria Real Estate Equities,
Inc. 245,876
979 AvalonBay Communities, Inc. 176,582

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.7%) Value
Real Estate (0.9%) - continued
1,646 Camden Property Trust $ 181,142
2,451 CBRE Group, Inc.
m
187,894
28,534 Cushman and Wakefield plc
m
281,060
2,183 Digital Realty Trust, Inc. 216,444
820 Equity Residential 51,865
140 Extra Space Storage, Inc. 21,286
25,644 Healthcare Realty Trust, Inc. 507,238
20,797 Host Hotels & Resorts, Inc. 336,287
10,287 Independence Realty Trust, Inc. 171,279
496 Kite Realty Group Trust 10,277
647 National Retail Properties, Inc. 28,145
8,525 National Storage Affiliates Trust 328,639
1,453 Public Storage, Inc. 428,388
1,072 SBA Communications Corporation 279,674
Total 3,703,707
Utilities (1.0%)
5,742 Alliant Energy Corporation 316,614
1,351 Black Hills Corporation 88,207
9,772 CenterPoint Energy, Inc. 297,753
5,678 Constellation Energy Corporation 439,477
3,706 Duke Energy Corporation 366,449
7,635 Entergy Corporation 821,373
2,428 Evergy, Inc. 150,803
11,086 NiSource, Inc. 315,507
1,584 NorthWestern Corporation 92,854
470 OGE Energy Corporation 17,644
3,278 Portland General Electric
Company 165,932
5,048 Public Service Enterprise Group,
Inc. 319,034
2,673 Sempra Energy 415,625
2,179 Spire, Inc. 147,584
Total 3,954,856
Total Common Stock
(cost $100,116,561) 124,250,437
Shares
Registered Investment
Companies ( 14.2% ) Value
U.S. Affiliated  (12.7%)
2,999,751 Thrivent Core Emerging Markets
Debt Fund 22,798,105
2,955,443 Thrivent Core International Equity
Fund 28,579,136
Total 51,377,241
U.S. Unaffiliated  (1.5%)
22,816 Aberdeen Asia-Pacific Income
Fund, Inc. 62,060
8,400 AllianceBernstein Global High
Income Fund, Inc. 83,076
10,736 Allspring Income Opportunities
Fund 68,496
4,133 BlackRock Core Bond Trust 45,339
8,082 BlackRock Corporate High Yield
Fund, Inc. 70,798
7,585 BlackRock Credit Allocation
Income Trust 79,036
1,430 BlackRock Debt Strategies Fund,
Inc. 13,799
7,894 BlackRock Enhanced Global
Dividend Trust 80,834
Shares
Registered Investment
Companies (14.2%) Value
U.S. Unaffiliated  (1.5%)- continued
1,950 BlackRock Enhanced International
Dividend Trust $ 10,998
800 BlackRock Floating Rate Income
Strategies Fund, Inc. 9,496
1,233 BlackRock Income Trust, Inc. 15,511
4,415 BlackRock Multi-Sector Income
Trust 65,033
6,163 Blackstone Strategic Credit Fund 66,129
7,137 Eaton Vance Limited Duration
Income Fund 66,731
600 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,686
6,825 First Trust High Income Long/Short
Fund 77,805
2,305 Invesco Dynamic Credit
Opportunities Fund
c
24,087
5,450 iShares Preferred and Income
Securities ETF
i
170,966
17,475 Nuveen Credit Strategies Income
Fund 88,773
2,550 Nuveen Preferred Income
Opportunities Fund 16,346
4,075 Nuveen Quality Preferred Income
Fund II 26,365
7,347 PGIM Global High Yield Fund, Inc. 81,258
7,283 PGIM High Yield Bond Fund, Inc. 90,528
3,269 Pimco Dynamic Income Fund 58,809
43,185 SPDR Bloomberg High Yield Bond
ETF
i
3,994,181
769 Tri-Continental Corporation 20,648
7,557 Vanguard Short-Term Corporate
Bond ETF 577,657
3,200 Virtus Convertible & Income Fund 11,008
5,042 Virtus Dividend, Interest &
Premium Strategy Fund 60,000
1,075 Virtus Equity & Convertible Income
Fund 21,382
11,071 Voya Global Equity Dividend &
Premium Opportunity Fund 57,348
16,528 Western Asset High Income
Opportunity Fund, Inc. 62,806
Total 6,181,989
Total Registered Investment
Companies (cost $62,971,206) 57,559,230
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
6,462,038 Thrivent Cash Management Trust 6,462,038
Total Collateral Held for
Securities Loaned
(cost $6,462,038) 6,462,038
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
j
202,014
5,200 CenterPoint Energy, Inc.,
Convertible, 3.369% 190,320
2,171 Paramount Global, Convertible,
5.750%
i
69,103

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.0%) Value
Communications Services (0.1%) - continued
3,000 Telephone and Data Systems, Inc.,
6.000%
j
$ 40,290
Total 501,727
Energy (<0.1%)
3,012 Crestwood Equity Partners, LP,
9.250%
j
27,409
1,450 Energy Transfer, LP, 7.600%
b,j
33,524
1,145 Nustar Logistics, LP, 11.994%
b
29,243
326 UGI Corporation, Convertible,
7.250% 25,924
Total 116,100
Financials (0.6%)
2,475 Aegon Funding Corporation II,
5.100% 55,020
5,200 Allstate Corporation, 5.100%
j
124,020
5,600 Bank of America Corporation,
4.250%
j
105,784
254 Bank of America Corporation,
Convertible, 7.250%
j
300,718
5,050 Capital One Financial Corporation,
5.000%
j
103,626
2,875 Equitable Holdings, Inc., 5.250%
j
61,726
140 First Horizon Bank, 6.048%
*,b,j
110,600
4,500 J.P. Morgan Chase & Company,
4.200%
j
90,855
3,350 J.P. Morgan Chase & Company,
4.750%
j
75,107
3,150 KeyCorp, 6.200%
b,j
69,930
4,468 KKR & Company, Inc.,
Convertible, 6.000% 285,371
2,600 Morgan Stanley, 4.250%
j
50,726
2,290 Morgan Stanley, 5.850%
b,j
57,273
2,800 Morgan Stanley, 7.125%
b,j
71,344
5,275 Public Storage, 4.125%
j
102,071
1,125 Public Storage, 4.625%
j
24,491
300 Public Storage, 4.700%
j
6,546
775 Regions Financial Corporation,
5.700%
b,j
17,934
725 Synovus Financial Corporation,
5.875%
b,j
15,341
2,225 Truist Financial Corporation,
4.750%
i,j
47,815
2,650 U.S. Bancorp, 4.000%
j
47,939
4,500 Wells Fargo & Company, 4.250%
j
80,370
259 Wells Fargo & Company,
Convertible, 7.500%
j
302,520
Total 2,207,127
Utilities (0.3%)
3,152 AES Corporation, Convertible,
6.875% 283,712
3,269 American Electric Power
Company, Inc., Convertible,
6.125% 166,196
5,650 CMS Energy Corporation, 4.200%
j
110,853
5,474 NextEra Energy, Inc., Convertible,
6.926% 259,139
601 NiSource, Inc., Convertible,
7.750% 63,724
Shares Preferred Stock (1.0%) Value
Utilities (0.3%) - continued
2,750 Southern Company, 4.950% $ 63,497
Total 947,121
Total Preferred Stock
(cost $4,222,604) 3,772,075
Shares or
Principal
Amount Short-Term Investments ( 8.0% ) Value
Federal Home Loan Bank Discount
Notes
800,000 4.650%, 5/15/2023
n,o
798,587
100,000 4.660%, 5/19/2023
n,o
99,773
400,000 4.680%, 6/14/2023
n,o
397,687
1,100,000 4.720%, 6/21/2023
n,o
1,092,630
400,000 4.870%, 8/18/2023
n,o
394,225
Thrivent Core Short-Term Reserve
Fund
2,945,935 5.260% 29,459,347
U.S. Treasury Bills
100,000 4.646%, 5/11/2023
n,p
99,884
100,000 4.685%, 5/18/2023
n,p
99,795
Total Short-Term Investments
(cost $32,431,989) 32,441,928
Total Investments (cost
$405,862,604) 102.9% $416,085,508
Other Assets and Liabilities, Net
(2.9%) (11,646,696)
Total Net Assets 100.0% $404,438,812
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $51,773,686 or 12.8% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

p
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of April 28, 2023 was $110,600 or
0.03% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 28, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 6.048%,
3/5/2019 6/21/2017 $ 107,380
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,876,947
Common Stock 4,451,408
Total lending $6,328,355
Gross amount payable upon return of
collateral for securities loaned $6,462,038
Net amounts due to counterparty $133,683
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $34,035,591
Gross unrealized depreciation (21,750,050)
Net unrealized appreciation (depreciation) $12,285,541
Cost for federal income tax purposes $405,431,712

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 999,198 – 919,278 79,920
Capital Goods 2,171,697 – 2,012,247 159,450
Communications Services 3,458,981 – 3,384,448 74,533
Consumer Cyclical 4,495,466 – 4,495,466 –
Consumer Non-Cyclical 3,007,427 – 3,007,427 –
Energy 565,611 – 565,611 –
Financials 1,684,828 – 1,684,828 –
Technology 4,893,337 – 4,893,337 –
Transportation 1,563,713 – 1,563,713 –
Utilities 182,614 – 182,614 –
Long-Term Fixed Income
Asset-Backed Securities 19,084,571 – 19,084,571 –
Basic Materials 2,332,032 – 2,332,032 –
Capital Goods 4,775,136 – 4,775,136 –
Collateralized Mortgage Obligations 12,728,746 – 12,728,746 –
Commercial Mortgage-Backed Securities 1,491,357 – 1,491,357 –
Communications Services 5,598,717 – 5,598,717 –
Consumer Cyclical 8,186,042 – 8,186,042 –
Consumer Non-Cyclical 7,868,616 – 7,868,616 –
Energy 5,858,331 – 5,858,331 –
Financials 20,221,065 – 20,221,065 –
Foreign Government 62,475 – 62,475 –
Mortgage-Backed Securities 52,215,175 – 52,215,175 –
Technology 5,682,841 – 5,682,841 –
Transportation 2,017,463 – 2,017,463 –
U.S. Government & Agencies 16,154,532 – 16,154,532 –
Utilities 4,299,829 – 4,299,829 –
Common Stock
Communications Services 8,509,008 8,503,699 5,309 –
Consumer Discretionary 13,910,218 13,910,218 – –
Consumer Staples 6,695,017 6,695,017 – –
Energy 6,835,701 6,835,701 – –
Financials 18,847,825 18,543,275 304,550 –
Health Care 17,990,339 17,990,339 – –
Industrials 15,592,361 15,301,257 291,104 –
Information Technology 22,782,648 22,262,610 520,038 –
Materials 5,428,757 5,174,218 254,539 –
Real Estate 3,703,707 3,703,707 – –
Utilities 3,954,856 3,954,856 – –
Registered Investment Companies
U.S. Unaffiliated 6,181,989 6,157,902 – 24,087
Preferred Stock
Communications Services 501,727 311,407 190,320 –
Energy 116,100 116,100 – –
Financials 2,207,127 2,096,527 110,600 –
Utilities 947,121 947,121 – –
Short-Term Investments 2,982,581 – 2,982,581 –
Subtotal Investments in Securities $328,786,882 $132,503,954 $195,944,938 $337,990
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 51,377,241
Affiliated Short-Term Investments 29,459,347
Collateral Held for Securities Loaned 6,462,038
Subtotal Other Investments $87,298,626
Total Investments at Value $416,085,508
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,679,071 1,679,071 – –
Total Asset Derivatives $1,679,071 $1,679,071 $– $–
Liability Derivatives
Futures Contracts 36,392 36,392 – –
Credit Default Swaps 10,934 – 10,934 –
Total Liability Derivatives $47,326 $36,392 $10,934 $–
The following table presents Balanced Income Plus Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling
$2,782,902 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 June 2023 $ 4,357,128 $ 135,795
CBOT 5-Yr. U.S. Treasury Note 29 June 2023 3,110,552 71,971
CBOT U.S. Long Bond 52 June 2023 6,531,429 314,696
CME E-mini S&P 500 Index 28 June 2023 5,726,152 137,748
CME Ultra Long Term U.S. Treasury Bond 99 June 2023 13,407,828 591,390
ICE mini MSCI EAFE Index 12 June 2023 1,224,757 65,003
ICE US mini MSCI Emerging Markets Index 78 June 2023 3,765,454 72,926
Total Futures Long Contracts $ 38,123,300 $ 1,389,529
CME E-mini Russell 2000 Index (95) June 2023 ( $ 8,686,623) $ 256,323
CME E-mini S&P Mid-Cap 400 Index (23) June 2023 (5,784,599) 33,219
CME Euro Foreign Exchange Currency (29) June 2023 (3,986,857) (18,224)
Eurex Euro STOXX 50 Index (84) June 2023 (4,009,809) (813)
Ultra 10-Yr. U.S. Treasury Note (4) June 2023 (468,458) (17,355)
Total Futures Short Contracts ( $ 22,936,346) $253,150
Total Futures Contracts $ 15,186,954 $1,642,679

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of April 28, 2023. Investments totaling $199,679 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 915,000 $ – ( $ 10,934) ( $ 10,934)
Total Credit Default Swaps $– ($10,934) ($10,934)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 565,219
Total Equity Contracts 565,219
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,113,852
Total Interest Rate Contracts 1,113,852
Total Asset Derivatives $1,679,071
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 18,224
Total Foreign Exchange Contracts 18,224
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 813
Total Equity Contracts 813
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 17,355
Total Interest Rate Contracts 17,355
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 10,934
Total Credit Contracts 10,934
Total Liability Derivatives $47,326
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 34,891
Futures Net realized gains/(losses) on Futures contracts (2,020,576)
Total Interest Rate Contracts (1,985,685)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 973
Total Equity Contracts 973
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (116,622)
Total Credit Contracts (116,622)
Total ($2,101,334)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (18,224)
Total Foreign Exchange Contracts (18,224)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 622,126
Total Equity Contracts 622,126
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,305,791
Total Interest Rate Contracts 3,305,791
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 62,750
Total Credit Contracts 62,750
Total $3,972,443
The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,665,940
Futures - Short (14,178,739)
Interest Rate Contracts
Futures - Long 24,256,587
Futures - Short (479,604)
Options Written (2,372,301)
Foreign Exchange Contracts
Futures - Short (201,098)
Credit Contracts
Credit Default Swaps - Buy Protection (20,289)

Balanced Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $21,791 $680 $1,300 $22,798 3,000 5.6%
Core International Equity 25,525 694 2,000 28,579 2,955 7.1
Total U.S. Affiliated Registered Investment
Companies 47,316 51,377 12.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 43,215 96,302 110,058 29,459 2,946 7.3
Total Affiliated Short-Term Investments 43,215 29,459 7.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,227 57,839 59,604 6,462 6,462 1.6
Total Collateral Held for Securities Loaned 8,227 6,462 1.6
Total Value $98,758 $87,298
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($306) $1,933 $– $681
Core International Equity 2 4,358 – 694
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 0 0 – 932
Total Income/Non Income Cash from Affiliated Investments $2,307
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 30
Total Affiliated Income from Securities Loaned, Net $30
Total ($304) $6,291 $–

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 75.6% ) Value
Communications Services (4.6%)
222,020 Alphabet, Inc., Class C
a
$ 24,027,004
10,959 Altice USA, Inc.
a
38,357
7,235 AMC Networks, Inc.
a
127,987
347,843 Auto Trader Group plc
b
2,781,703
32,926 Bollore SA 222,428
2,889 Bumble, Inc.
a
52,609
58 Cable One, Inc. 43,988
37,176 Carsales.com, Ltd. 589,548
3,909 Cogeco Communications, Inc. 189,442
134,124 Comcast Corporation 5,548,710
2,699 DISH Network Corporation
a
20,270
5,232 EchoStar Corporation
a
89,310
566 Electronic Arts, Inc. 72,041
4,336 Emerald Holding, Inc.
a
16,087
803 EverQuote, Inc.
a
5,597
11,015 Frontier Communications Parent,
Inc.
a
248,278
3,535 iHeartMedia, Inc.
a
12,266
20,170 Imax Corporation
a
422,562
5,165 Interpublic Group of Companies,
Inc. 184,545
10,235 Ipsos SA 554,950
74,100 KDDI Corporation 2,313,264
880 Liberty Broadband Corporation,
Class C
a
74,606
11,732 Liberty Global plc, Class A
a
228,891
1,995 Liberty Latin America, Ltd., Class
A
a
17,696
674 Liberty Latin America, Ltd., Class
C
a
5,985
3,927 Live Nation Entertainment, Inc.
a
266,172
48,942 Lumen Technologies, Inc. 115,993
2,933 Match Group, Inc.
a
108,228
141,636 Mediaset Espana Comunicacion
SA
a
471,017
53,319 Meta Platforms, Inc.
a
12,813,622
122,304 Moneysupermarket.com Group plc 422,334
15,079 Netflix, Inc.
a
4,975,014
2,644 New York Times Company 105,099
59,000 Nintendo Company, Ltd. 2,494,366
9,300 Nippon Television Holdings, Inc. 83,686
4,358 Omnicom Group, Inc. 394,704
17,234 Proximus SA 146,913
26,569 Publicis Groupe SA 2,172,212
43,168 QuinStreet, Inc.
a
479,597
4,274 REA Group, Ltd. 401,963
6,660 Rightmove plc 48,206
1,333 ROBLOX Corporation
a
47,455
28,206 Rogers Communications, Inc. 1,393,593
1,185 Scout24 SE
b
73,858
49,433 SEEK, Ltd. 806,563
994 Shutterstock, Inc. 66,598
60,100 SoftBank Group Corporation 2,253,896
1,334 TechTarget, Inc.
a
45,476
15,640 Telefonica SA 71,040
7,613 Telenet Group Holding NV 176,597
8,439 Telephone and Data Systems, Inc. 84,390
1,121 Trade Desk, Inc.
a
72,125
1,332 Tripadvisor, Inc.
a
23,616
56,000 TV Asahi Holdings Corporation 647,372
136,881 Verizon Communications, Inc. 5,315,089
259,159 Warner Brothers Discovery, Inc.
a
3,527,154
194 Yelp, Inc.
a
5,805
486,400 Z Holdings Corporation 1,332,367
19,436 Ziff Davis, Inc.
a
1,421,549
Shares Common Stock (75.6%) Value
Communications Services (4.6%) - continued
1,963 ZipRecruiter, Inc.
a
$ 33,253
38,863 ZoomInfo Technologies, Inc.
a
851,488
Total 81,636,534
Consumer Discretionary (8.4%)
5,644 2U, Inc.
a
31,268
2,173 Advance Auto Parts, Inc. 272,777
140,870 Amazon.com, Inc.
a
14,854,741
1,073 American Axle & Manufacturing
Holdings, Inc.
a
7,672
37,133 Aptiv plc
a
3,819,500
139,616 Aristocrat Leisure, Ltd. 3,531,650
6,196 Autoliv, Inc. 531,679
110 AutoNation, Inc.
a
14,487
87,211 B&M European Value Retail SA 526,491
6,359 Bayerische Motoren Werke AG 712,748
1,630 Beazer Homes USA, Inc.
a
34,735
3,957 Best Buy Company, Inc. 294,876
3,496 Bloomin' Brands, Inc. 86,596
2,113 Booking Holdings, Inc.
a
5,676,173
623 Brunello Cucinelli SPA 59,654
1,723 Brunswick Corporation 146,093
3,506 Buckle, Inc. 117,556
5,535 Burlington Stores, Inc.
a
1,067,203
8,671 Cedar Fair, LP 379,096
3,600 Cheesecake Factory, Inc. 121,284
721 Chegg, Inc.
a
12,964
4,169 Chico's FAS, Inc.
a
21,012
2,346 Chipotle Mexican Grill, Inc.
a
4,850,636
20,600 Chiyoda Company, Ltd. 126,849
555 Chuy's Holdings, Inc.
a
19,358
53,755 Clarus Corporation 523,036
289 Columbia Sportswear Company 24,143
18,081 Compagnie Financiere Richemont
SA 2,988,805
14,031 Compass Group plc 370,153
4,960 Container Store Group, Inc.
a
15,326
19,583 Cooper-Standard Holdings, Inc.
a
263,391
1,899 Culp, Inc.
a
10,368
51,266 D.R. Horton, Inc. 5,630,032
2,667 Darden Restaurants, Inc. 405,197
1,728 Deckers Outdoor Corporation
a
828,299
1,100 Denso Corporation 66,400
6,453 Designer Brands, Inc. 52,850
247 D'ieteren Group 46,507
7,712 Domino's Pizza, Inc. 2,448,329
1,204 Dorman Products, Inc.
a
103,737
1,273 Duolingo, Inc.
a
173,332
14,219 eBay, Inc. 660,188
36,621 Entain plc 667,284
81,496 Everi Holdings, Inc.
a
1,238,739
777 Evolution Gaming Group AB
b
103,814
600 Fast Retailing Company, Ltd. 142,081
13,155 Ferrari NV 3,665,631
11,633 Five Below, Inc.
a
2,295,889
1,934 Flutter Entertainment plc
a
386,449
1,700 Food & Life Companies, Ltd. 40,946
162,871 Ford Motor Company 1,934,907
7,280 Fox Factory Holding Corporation
a
807,134
12,872 Gap, Inc. 123,571
1,359 Garmin, Ltd. 133,413
7,824 Gentex Corporation 215,864
169,200 Genting Singapore, Ltd. 143,943
21,749 Goodyear Tire & Rubber
Company
a
232,062

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Consumer Discretionary (8.4%) - continued
15,902 Harley-Davidson, Inc. $ 589,964
308 Hasbro, Inc. 18,240
1,984 Hermes International 4,307,431
381 Hibbet, Inc. 20,700
3,573 Hilton Grand Vacations, Inc.
a
152,924
2,944 Hilton Worldwide Holdings, Inc. 423,995
19,792 Home Depot, Inc. 5,948,288
92,700 Honda Motor Company, Ltd. 2,458,685
4,677 Hyatt Hotels Corporation
a
534,581
26,800 Iida Group Holdings Company,
Ltd. 476,485
103,577 Industria de Diseno Textil SA
c
3,560,655
39,272 InterContinental Hotels Group plc 2,700,224
27,253 JB Hi-Fi, Ltd. 806,572
952 KB Home 41,717
292 Kura Sushi USA, Inc.
a
20,125
3,427 La Francaise des Jeux SAEM
b
146,477
2,062 La-Z-Boy, Inc. 59,241
8,063 Lear Corporation 1,029,323
1,654 Lennar Corporation 186,588
5,034 Lithia Motors, Inc. 1,111,960
542,201 Lottery Corporation, Ltd. 1,817,991
33,627 Lowe's Companies, Inc. 6,988,699
4,727 LVMH Moet Hennessy Louis
Vuitton SE 4,546,830
9,281 Macy's, Inc. 151,651
4,672 MarineMax, Inc.
a
136,049
182 Marriott Vacations Worldwide
Corporation 24,490
4,600 McDonald's Holdings Company
(Japan), Ltd. 191,637
57,000 Melco International Development,
Ltd.
a
66,338
4,106 Melco Resorts & Entertainment,
Ltd. ADR
a
56,006
2,256 Modine Manufacturing Company
a
47,173
7,058 Mohawk Industries, Inc.
a
747,442
10,515 Moncler SPA 780,018
14,016 Newell Brands, Inc. 170,294
10,295 Next plc 873,501
109,700 Nissan Motor Company, Ltd. 400,014
9,700 Nitori Holdings Company, Ltd. 1,235,158
18,204 Nordstrom, Inc.
c
281,434
209 NVR, Inc.
a
1,220,560
2,082 ODP Corporation
a
89,963
4,637 O'Reilly Automotive, Inc.
a
4,253,566
73,500 Oriental Land Company, Ltd. 2,601,105
47,000 Pan Pacific International Holdings
Company 878,286
8,915 Papa John's International, Inc. 666,753
314 Patrick Industries, Inc. 21,550
3,916 PENN Entertainment, Inc.
a
116,658
23,811 Planet Fitness, Inc.
a
1,979,646
3,657 Playa Hotels and Resorts NV
a
34,047
3,715 Polaris, Inc. 403,635
207 Pool Corporation 72,723
37,196 Porsche Automobil Holding SE 2,071,722
2,733 Premier Investments, Ltd. 47,563
2,184 PulteGroup, Inc. 146,656
4,905 PVH Corporation 420,898
4,990 Ross Stores, Inc. 532,583
1,366 Royal Caribbean Cruises, Ltd.
a
89,377
9,936 Ruth's Hospitality Group, Inc. 160,566
2,600 Saizeriya Company, Ltd. 65,371
237,200 Sands China, Ltd.
a
849,513
Shares Common Stock (75.6%) Value
Consumer Discretionary (8.4%) - continued
19,100 Sangetsu Company, Ltd. $ 318,493
1,225 Six Flags Entertainment
Corporation
a
29,731
12,608 Skyline Champion Corporation
a
935,135
27,000 Sony Group Corporation 2,442,791
49,167 Sony Group Corporation ADR 4,408,805
156,223 Stellantis NV 2,591,215
23,311 Stoneridge, Inc.
a
438,946
13,207 Tapestry, Inc. 538,978
500 Taylor Morrison Home Corporation
a
21,545
34,468 Tesla, Inc.
a
5,663,437
2,090 Texas Roadhouse, Inc. 231,196
35,481 ThredUp, Inc.
a
93,670
600 Tokyotokeiba Company, Ltd. 18,942
353 TopBuild Corporation
a
79,594
295,900 Toyota Motor Corporation 4,062,718
9,353 Travel + Leisure Company 357,939
13 Ulta Beauty, Inc.
a
7,169
2,600 Universal Entertainment
Corporation
a
54,734
165 Vail Resorts, Inc. 39,686
1,448 Vera Bradley, Inc.
a
7,587
2,202 Visteon Corporation
a
309,139
1,326 Volkswagen AG 222,627
14,441 Wendy's Company 319,146
3,597 Whitbread plc 147,233
2,756 Wingstop, Inc. 551,503
11,063 Wyndham Hotels & Resorts, Inc. 754,718
41,500 ZOZO, Inc. 873,341
1,453 Zumiez, Inc.
a
25,406
Total 149,435,983
Consumer Staples (4.6%)
13,600 Arcs Company, Ltd. 247,265
21,127 BJ's Wholesale Club Holdings,
Inc.
a
1,613,469
1,059 Boston Beer Company, Inc.
a
336,243
81,647 British American Tobacco plc 3,016,525
1,020 Cal-Maine Foods, Inc. 48,450
2,623 Carlsberg AS 434,098
5,078 Casey's General Stores, Inc. 1,161,948
18,727 Celsius Holdings, Inc.
a
1,789,739
4,508 Coca-Cola European Partners plc 290,631
5,492 Coca-Cola HBC AG 167,653
83,286 Coles Group, Ltd. 1,006,109
187,347 Coty, Inc.
a
2,223,809
1,437 Darling Ingredients, Inc.
a
85,602
10,344 Davide Campari-Milano NV 133,309
110,283 Diageo plc 5,030,702
3,077 Dollar Tree, Inc.
a
472,966
12,285 e.l.f. Beauty, Inc.
a
1,139,557
3,045 Empire Company, Ltd. 81,763
14,933 Flowers Foods, Inc. 410,807
29,088 ForFarmers BV 94,054
793 Hain Celestial Group, Inc.
a
14,218
559 Heineken Holding NV 53,654
11,875 Heineken NV 1,363,554
262 Hershey Company 71,542
5,838 Hormel Foods Corporation 236,089
77,576 Imperial Brands plc 1,920,332
1,171 Ingredion, Inc. 124,325
96,300 Japan Tobacco, Inc. 2,072,076
14,755 Kesko Oyj 307,611
1,000 Kikkoman Corporation 59,234
6,900 Kobe Bussan Company, Ltd. 192,982

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Consumer Staples (4.6%) - continued
118,012 Koninklijke Ahold Delhaize NV $ 4,057,818
13,180 Kroger Company 640,943
1,400 Kusuri No Aoki Holdings
Company, Ltd. 67,178
48,240 Lamb Weston Holdings, Inc. 5,393,714
9,795 Leroy Seafood Group ASA 51,578
6,590 Loblaw Companies, Ltd. 619,820
1,275 L'Oreal SA 609,347
53,989 Marks and Spencer Group plc
a
111,709
830 McCormick & Company, Inc. 72,916
6,400 Ministop Company, Ltd. 66,425
70,961 Nestle SA 9,103,556
2,600 Oisix ra daichi, Inc.
a
48,646
3,027 Performance Food Group
Company
a
189,763
118,506 Philip Morris International, Inc. 11,847,045
4,013 Post Holdings, Inc.
a
363,136
10,400 Rohto Pharmaceutical Company,
Ltd. 215,770
135 Seneca Foods Corporation
a
6,426
1,676 Sprouts Farmers Markets, Inc.
a
58,090
66,106 Sysco Corporation 5,072,974
1,300 Toyo Suisan Kaisha, Ltd. 58,041
22,383 Turning Point Brands, Inc. 532,492
1,917 Tyson Foods, Inc. 119,793
43,439 Unilever plc 2,419,442
65,616 US Foods Holding Corporation
a
2,519,654
76,752 Walmart, Inc. 11,587,249
5,900 Yakult Honsha Company, Ltd. 443,763
Total 82,477,604
Energy (4.6%)
9,104 Antero Midstream Corporation 97,959
1,052 APA Corporation 38,766
76,232 ARC Resources, Ltd. 946,957
9,812 Archrock, Inc. 100,966
3,822 Baker Hughes Company 111,755
1,418 Baytex Energy Corporation
a
5,338
614,249 BP plc 4,121,010
138,261 BP plc ADR 5,569,153
2,537 Cactus, Inc. 102,698
1,679 California Resources Corporation 68,000
2,844 Callon Petroleum Company
a
94,250
38,174 Canadian Natural Resources, Ltd. 2,326,195
2,091 ChampionX Corporation 56,624
557 Cheniere Energy, Inc. 85,221
165 Civitas Resources, Inc. 11,393
17,892 Clean Energy Fuels Corporation
a
76,399
1,394 Comstock Resources, Inc. 16,031
64,643 ConocoPhillips 6,651,118
1,482 CVR Energy, Inc. 39,036
53,413 Devon Energy Corporation 2,853,857
19,412 Enbridge, Inc. 771,838
240,000 Eneos Holdings, Inc. 853,806
208,204 Enterprise Products Partners, LP 5,477,847
19,082 EQT Corporation 664,817
72,709 Equinor ASA 2,093,367
962 Equitrans Midstream Corporation 4,954
1,047 Evolution Petroleum Corporation 6,900
30,764 Exxon Mobil Corporation 3,640,612
3,630 Green Plains, Inc.
a
124,037
61 Gulfport Energy Corporation
a
5,518
153,136 Halliburton Company 5,015,204
7,545 Helmerich & Payne, Inc. 250,192
4,634 HF Sinclair Corporation 204,406
Shares Common Stock (75.6%) Value
Energy (4.6%) - continued
63,900 Inpex Corporation $ 699,261
7,170 International Seaways, Inc. 285,509
12,264 Koninklijke Vopak NV 468,591
23,448 Liberty Energy, Inc. 300,369
3,993 Magnolia Oil & Gas Corporation 84,332
5,131 Marathon Oil Corporation 123,965
31,635 Marathon Petroleum Corporation 3,859,470
19,783 Matador Resources Company 969,961
5,658 Neste Oil Oyj 274,213
11,211 NexTier Oilfield Solutions, Inc.
a
90,585
9,341 Noble Corporation plc
a
359,161
26,591 NOV, Inc. 445,399
26,235 OMV AG 1,241,516
1,036 ONEOK, Inc. 67,765
8,247 Par Pacific Holdings, Inc.
a
193,227
2,223 Patterson-UTI Energy, Inc. 24,875
7,356 PBF Energy, Inc. 256,430
8,357 Phillips 66 827,343
32,052 Pioneer Natural Resources
Company 6,972,913
908 Precision Drilling Corporation
a
45,231
29,910 ProPetro Holding Corporation
a
207,575
1,035 Range Resources Corporation 27,376
45,963 Repsol SA 675,186
22,148 RPC, Inc. 163,674
36,457 Saras SPA
a
47,135
244,379 Shell plc 7,509,350
5,826 SM Energy Company 163,594
1,449 Solaris Oilfield Infrastructure, Inc. 11,128
5,386 Southwestern Energy Company
a
27,953
33,648 Talos Energy, Inc.
a
458,622
110,190 TC Energy Corporation 4,579,694
10,002 Technip Energies NV 221,903
147,248 TechnipFMC plc
a
2,015,825
8,426 Tenaris SA ADR 241,910
12,078 TORM plc 378,036
48,321 TotalEnergies SE 3,087,721
33,595 Tourmaline Oil Corporation 1,509,339
8,015 U.S. Silica Holdings, Inc.
a
104,596
7,730 Viper Energy Partners, LP 227,571
6,380 Williams Companies, Inc. 193,059
Total 81,927,587
Financials (12.6%)
18,485 3i Group plc 411,275
29,488 AB Industrivarden, Class A 843,744
39,625 AB Industrivarden, Class C 1,131,553
27,899 ABN AMRO Bank NV, DRIP
a,d
3
27,899 ABN AMRO Group NV
b
447,146
19,734 AGNC Investment Corporation 195,564
16,741 Allianz SE 4,203,795
8,769 Allstate Corporation 1,015,099
4,090 Amalgamated Financial
Corporation 66,585
22,550 American Express Company 3,638,217
4,229 American Financial Group, Inc. 519,025
3,303 Ameris Bancorp 110,651
8,293 Annaly Capital Management, Inc. 165,694
85 Apollo Global Management, Inc. 5,388
8,796 Arthur J. Gallagher & Company 1,830,096
7,147 Associated Banc-Corp 127,431
690 Assurant, Inc. 84,960
2,683 Assured Guaranty, Ltd. 144,533
459 Atlantic Union Bankshares
Corporation 13,137

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Financials (12.6%) - continued
28,861 Australia and New Zealand
Banking Group, Ltd. $ 468,652
30,847 Azimut Holding SPA 689,003
7,058 Baloise Holding AG 1,181,461
6,039 Banc of California, Inc. 68,543
13,410 Banca Farmafactoring SPA
b
129,047
71,610 Banca Mediolanum SPA 647,453
22,258 Banca Popolare di Sondrio SPA 101,114
213,916 Banco Bilbao Vizcaya Argentaria
SA
c
1,566,082
20,409 Banco BPM SPA 82,985
208,605 Bank Hapoalim BM 1,797,047
368,032 Bank Leumi Le-Israel BM 2,917,275
217,166 Bank of America Corporation 6,358,621
113 Bank of Hawaii Corporation 5,473
1,897 Bank of Marin Bancorp 33,444
13,880 Bank of Montreal 1,251,182
14,077 Bank of New York Mellon
Corporation 599,539
24,246 Bank of Nova Scotia 1,210,287
1,692 Bank OZK 60,438
4,835 BankFinancial Corporation 40,010
4,611 BankUnited, Inc. 103,978
330,728 Barclays plc 666,225
4,058 BAWAG Group AG
b
197,926
594 BayCom Corporation 9,908
2,909 BCB Bancorp, Inc. 34,326
22,837 Blackstone Mortgage Trust, Inc. 416,547
153,500 BOC Hong Kong (Holdings), Ltd. 484,557
254 BOK Financial Corporation 21,303
429 Bread Financial Holdings, Inc. 11,840
5,319 Brighthouse Financial, Inc.
a
235,100
2,258 Brookline Bancorp, Inc. 21,541
1,565 Business First Bancshares, Inc. 24,132
493 Byline Bancorp, Inc. 9,540
5,026 Cadence Bank 101,626
387,337 CaixaBank SA 1,433,775
15,444 Canadian Imperial Bank of
Commerce 647,466
34,853 Canadian Western Bank 625,108
30,857 Capital One Financial Corporation 3,002,386
33,388 Carlyle Group, Inc. 1,012,658
550 Cathay General Bancorp 17,529
3,808 Cboe Global Markets, Inc. 531,978
7,224 Central Pacific Financial
Corporation 114,717
317 Central Valley Community Bancorp 4,628
84,462 Charles Schwab Corporation 4,412,295
4,014 Chimera Investment Corporation 22,800
29,923 Chubb, Ltd. 6,031,280
4,125 Citizens Financial Group, Inc. 127,628
2,586 CNB Financial Corporation 48,513
54,872 Columbia Banking System, Inc. 1,172,066
77,748 Comerica, Inc. 3,371,931
3,125 Commerce Bancshares, Inc. 174,531
551 Community Bank System, Inc. 27,528
3,130 Community Trust Bancorp, Inc. 112,711
4,321 ConnectOne Bancorp, Inc. 68,185
128,447 Credit Agricole SA 1,570,081
1,143 CrossFirst Bankshares, Inc.
a
11,464
53 Cullen/Frost Bankers, Inc. 5,843
5,878 Customers Bancorp, Inc.
a
128,376
6,762 CVB Financial Corporation 101,227
28,376 Danske Bank AS
a
599,721
122,300 DBS Group Holdings, Ltd. 3,022,029
Shares Common Stock (75.6%) Value
Financials (12.6%) - continued
19,112 Deutsche Boerse AG $ 3,644,837
1,704 Dime Community Bancshares, Inc. 35,102
25,631 Discover Financial Services 2,652,040
124,091 DNB Bank ASA
c
2,182,771
3,910 Eagle Bancorp, Inc. 98,141
6,140 East West Bancorp, Inc. 317,377
25,533 Eastern Bankshares, Inc. 297,459
3,597 Enova International, Inc.
a
157,980
3,503 Enterprise Financial Services
Corporation 149,788
73,100 Equitable Holdings, Inc. 1,899,869
1,412 Equity Bancshares, Inc. 33,253
311 Erie Indemnity Company 67,590
1,403 Euronet Worldwide, Inc.
a
155,368
21,047 Euronext NV
b
1,673,858
9,665 F.N.B. Corporation 110,954
157 Fairfax Financial Holdings, Ltd. 109,715
854 Farmers National Banc
Corporation 9,983
61,091 Fidelity National Information
Services, Inc. 3,587,264
6,224 Fifth Third Bancorp 163,069
2,955 Financial Institutions, Inc. 51,653
9,846 First BanCorp/Puerto Rico 115,691
6,984 First Commonwealth Financial
Corporation 87,160
260 First Financial Bancorp 5,382
2,104 First Financial Bankshares, Inc. 61,563
1,666 First Financial Corporation 57,560
8,249 First Foundation, Inc. 51,886
1,145 First Hawaiian, Inc. 21,881
1,385 First International Bank of Israel,
Ltd. 50,323
869 First Internet Bancorp 12,783
759 First Interstate BancSystem, Inc. 19,423
188 First Merchants Corporation 5,486
3,723 First of Long Island Corporation 43,559
1,913 First Republic Bank
c
6,715
262 Five Star Bancorp 5,570
1,380 FLEETCOR Technologies, Inc.
a
295,210
4,244 Flushing Financial Corporation 51,055
1,154 Flywire Corporation
a
33,662
12,083 Fulton Financial Corporation 144,150
9,605 Genworth Financial, Inc.
a
55,805
3,052 Glacier Bancorp, Inc. 101,418
1,592 Global Life, Inc. 172,764
4,510 Global Payments, Inc. 508,322
1,271 Great Southern Bancorp, Inc. 64,669
2,804 Green Dot Corporation
a
48,201
16,597 Groupe Bruxelles Lambert SA 1,489,609
7,519 Hamilton Lane, Inc. 554,000
3,951 Hancock Whitney Corporation 144,291
26,700 Hang Seng Bank, Ltd. 395,770
6,376 Hanmi Financial Corporation 103,036
3,815 Hanover Insurance Group, Inc. 456,121
5,091 Hartford Financial Services Group,
Inc. 361,410
3,938 Heartland Financial USA, Inc. 128,221
14,201 Heritage Commerce Corporation 120,709
1,306 Heritage Financial Corporation 22,999
3,009 Home BancShares, Inc. 65,506
3,269 HomeStreet, Inc. 31,905
2,086 Hometrust Bancshares, Inc. 43,535
82,000 Hong Kong Exchanges & Clearing,
Ltd. 3,404,386

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Financials (12.6%) - continued
14,682 Hope Bancorp, Inc. $ 133,606
5,782 Horizon Bancorp, Inc. 60,884
8,516 Houlihan Lokey, Inc. 778,192
659,197 HSBC Holdings plc 4,751,082
193,186 Humm Group, Ltd. 61,419
8,147 Huntington Bancshares, Inc. 91,246
1,008 IA Financial Corporation, Inc. 67,636
13,755 IG Group Holdings plc 126,980
527 Independent Bank Corporation/MA 29,512
3,411 Independent Bank Corporation/MI 60,784
4,418 Intact Financial Corporation 668,284
61,740 Intercontinental Exchange, Inc. 6,725,338
364 International Bancshares
Corporation 15,532
1,043,865 Intesa Sanpaolo SPA 2,744,740
8,599 Invesco Mortgage Capital, Inc. 91,235
17,897 Invesco, Ltd. 306,576
83,662 J.P. Morgan Chase & Company 11,565,435
776 Jack Henry & Associates, Inc. 126,752
17,948 Janus Henderson Group plc 465,751
30,100 Japan Post Holdings Company,
Ltd. 247,781
17,068 Julius Baer Group, Ltd. 1,223,028
3,219 Jyske Bank AS
a
235,354
17,162 KBC Groep NV 1,226,889
4,394 KeyCorp 49,476
9,282 Kinsale Capital Group, Inc. 3,032,522
1,586 KKR & Company, Inc. 84,169
2,404 L E Lundbergforetagen AB 115,347
6,602 Lancashire Holdings, Ltd. 50,887
50,396 Laurentian Bank of Canada 1,198,107
1,100 M&A Research Institute Holdings,
Inc.
a
82,331
31,961 M&T Bank Corporation 4,020,694
602 Macquarie Group, Ltd. 73,439
457,312 Man Group plc 1,307,904
33,653 Manulife Financial Corporation 664,441
24,069 Mastercard, Inc. 9,146,942
644 Mercantile Bank Corporation 18,071
10,552 MetLife, Inc. 647,154
2,834 Metropolitan Bank Holding
Corporation
a,c
90,943
12,884 MFA Financial, Inc. 137,730
9,103 MGIC Investment Corporation 135,362
6,020 Midland States Bancorp, Inc. 120,400
2,562 MidWestOne Financial Group, Inc. 53,033
271,600 Mitsubishi HC Capital, Inc. 1,409,804
255,700 Mitsubishi UFJ Financial Group,
Inc. 1,600,563
71,783 Mizrahi Tefahot Bank, Ltd. 2,354,000
9,400 Mizuho Financial Group, Inc. 136,261
40,803 Morgan Stanley 3,671,046
8,803 Mr. Cooper Group, Inc.
a
407,579
3,877 MSCI, Inc. 1,870,459
557 MVB Financial Corporation 10,165
4,727 Nasdaq, Inc. 261,734
3,839 National Bank of Canada 286,271
7,486 Navient Corporation 123,818
11,241 New York Community Bancorp,
Inc. 120,166
16,103 NMI Holdings, Inc.
a
376,810
54,355 Nordea Bank Abp 603,844
4,303 OceanFirst Financial Corporation 68,848
3,368 OFG Bancorp 86,120
8,069 Old National Bancorp 108,205
Shares Common Stock (75.6%) Value
Financials (12.6%) - continued
14,674 Old Republic International
Corporation $ 370,812
1,565 Old Second Bancorp, Inc. 19,234
10,619 OneMain Holdings, Inc. 407,451
28,100 ORIX Corporation 478,052
585 Pacific Premier Bancorp, Inc. 13,010
8,899 PacWest Bancorp
c
90,325
16,514 Paragon Banking Group plc 104,289
475 Partners Group Holding AG 461,098
247 Pathward Financial, Inc. 10,999
120,363 PayPal Holdings, Inc.
a
9,147,588
1,150 PCB Bancorp 15,893
920 PennyMac Financial Services, Inc. 57,491
2,107 Pinnacle Financial Partners, Inc. 114,263
2,462 Plus500, Ltd. 51,517
4,521 Popular, Inc. 271,305
627 Preferred Bank/Los Angeles, CA 30,146
1,873 Premier Financial Corporation 31,111
5,233 Principal Financial Group, Inc. 390,853
2,392 Prosperity Bancshares, Inc. 149,787
2,810 Prudential Financial, Inc. 244,470
357 QCR Holdings, Inc. 14,780
8,954 Radian Group, Inc. 217,314
6,000 Raiffeisen Bank International AG
a
92,171
55,189 Raymond James Financial, Inc. 4,996,260
5,442 Regions Financial Corporation 99,371
64 Reinsurance Group of America,
Inc. 9,108
679 RenaissanceRe Holdings, Ltd. 146,263
172,400 Resona Holdings, Inc. 859,235
941 Ringkjoebing Landbobank AS 132,351
42,695 Rithm Capital Corporation 348,391
6,205 RLI Corporation 862,805
32,892 Royal Bank of Canada 3,265,530
14,086 S&P Global, Inc. 5,107,302
764 S&T Bancorp, Inc. 21,033
2,369 Selective Insurance Group, Inc. 228,206
775 Shore Bancshares, Inc. 10,292
713 Simmons First National
Corporation 11,914
11,515 Skandinaviska Enskilda Banken
AB 130,935
534 SmartFinancial, Inc. 11,502
514 South Plains Financial, Inc. 10,552
303 Southern First Bancshares, Inc.
a
8,357
1,420 SouthState Corporation 97,952
28,063 Standard Chartered plc 222,348
59,276 State Street Corporation 4,283,284
425 Storebrand ASA 3,279
43,800 Sumitomo Mitsui Financial Group,
Inc. 1,790,265
45,800 Sumitomo Mitsui Trust Holdings,
Inc. 1,650,986
48,285 Sun Life Financial, Inc. 2,368,543
6,097 Svolder AB 36,825
7,301 Swedbank AB 126,865
1,810 Swiss Life Holding AG
a
1,194,703
6,285 Synchrony Financial 185,470
10,621 Synovus Financial Corporation 327,127
2,175 T. Rowe Price Group, Inc. 244,318
1,814 Territorial Bancorp, Inc. 30,385
6,634 Texas Capital Bancshares, Inc.
a
333,359
9,500 Tokio Marine Holdings, Inc. 191,017
42,094 Toronto-Dominion Bank 2,549,843
5,845 TPG RE Finance Trust, Inc. 41,675

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Financials (12.6%) - continued
7,419 TPG, Inc. $ 214,928
11,993 Tradeweb Markets, Inc. 844,427
14,495 Triumph Financial, Inc.
a
753,160
2,062 TrustCo Bank Corporation NY 61,530
9,484 Two Harbors Investment
Corporation 132,112
81,602 UBS Group AG 1,660,810
2,182 UMB Financial Corporation 138,797
50,849 UniCredit SPA 1,007,601
19,498 Unipol Gruppo SPA 109,626
3,542 United Bankshares, Inc. 117,346
1,036 United Community Banks, Inc. 25,796
1,286 Univest Financial Corporation 25,874
21,204 Unum Group 894,809
6,678 Valley National Bancorp 62,640
5,295 Veritex Holdings, Inc. 91,127
8,765 Virtu Financial, Inc. 175,738
630 Vontobel Holding AG 42,198
6,631 Voya Financial, Inc. 507,139
2,770 W.R. Berkley Corporation 163,208
705 Walker & Dunlop, Inc. 47,454
3,559 Washington Federal, Inc. 99,794
200 Webster Financial Corporation 7,460
206,451 Wells Fargo & Company 8,206,427
695 Wendel SA 77,965
1,204 Westamerica Bancorporation 48,774
40,044 Western Alliance Bancorp
c
1,486,433
1,059 Western Asset Mortgage Capital
Corporation 9,383
21,312 Western Union Company 232,940
30,022 Westpac Banking Corporation 449,404
1,067 WEX, Inc.
a
189,232
165 Willis Towers Watson plc 38,214
6,084 Wintrust Financial Corporation 415,963
393 WSFS Financial Corporation 13,822
9,349 Zions Bancorp NA 260,463
6,323 Zurich Insurance Group AG 3,066,353
Total 224,367,600
Health Care (11.2%)
1,104 10X Genomics, Inc.
a
57,883
2,306 Acadia Healthcare Company, Inc.
a
166,701
12,624 ACADIA Pharmaceuticals, Inc.
a
269,270
2,657 Adaptive Biotechnologies
Corporation
a
18,971
3,510 Agilent Technologies, Inc. 475,359
34,552 Agiliti, Inc.
a
577,709
2,792 Agios Pharmaceuticals, Inc.
a
63,853
6,928 Aldeyra Therapeutics, Inc.
a
66,024
2,060 Alignment Healthcare, Inc.
a
12,957
1,705 ALK-Abello AS
a
21,584
9,914 Alkermes plc
a
283,045
8,096 Allogene Therapeutics, Inc.
a
43,961
201 Alnylam Pharmaceuticals, Inc.
a
40,039
3,327 Amedisys, Inc.
a
267,158
699 AmerisourceBergen Corporation 116,628
8,234 Amgen, Inc. 1,974,019
4,262 Amicus Therapeutics, Inc.
a
49,184
907 AMN Healthcare Services, Inc.
a
78,319
7,000 Amvis Holdings, Inc. 152,441
1,222 Anika Therapeutics, Inc.
a
31,357
1,641 Arcutis Biotherapeutics, Inc.
a
22,711
4,278 Argenx SE ADR
a
1,659,351
475 Arvinas, Inc.
a
12,450
3,270 Ascendis Pharma AS ADR
a
228,769
Shares Common Stock (75.6%) Value
Health Care (11.2%) - continued
150,300 Astellas Pharma, Inc. $ 2,264,204
10,717 AstraZeneca plc 1,577,152
97,277 AstraZeneca plc ADR 7,122,622
34,086 Avacta Group plc
a,c
52,690
1,997 Avanos Medical, Inc.
a
58,991
177,398 Avantor, Inc.
a
3,455,713
9,143 Axonics, Inc.
a
525,357
12,217 Azenta, Inc.
a
531,317
9,974 Bausch Health Companies, Inc.
a
73,508
12,711 Baxter International, Inc. 606,061
63,092 Bayer AG 4,163,852
14,797 Biogen, Inc.
a
4,501,691
12,137 BioLife Solutions, Inc.
a
213,126
255 BioMarin Pharmaceutical, Inc.
a
24,490
1,271 BioMerieux 133,081
331 Bio-Rad Laboratories, Inc.
a
149,212
14,198 Bio-Techne Corporation 1,134,136
1,215 Blueprint Medicines Corporation
a
62,026
7,140 Cardinal Health, Inc. 586,194
1,871 Centene Corporation
a
128,968
2,223 Charles River Laboratories
International, Inc.
a
422,637
441 Chemed Corporation 243,101
5,500 Chugai Pharmaceutical Company,
Ltd. 141,931
18,761 Cigna Group 4,751,974
3,313 Codexis, Inc.
a
12,987
4,914 Community Health Systems, Inc.
a
31,155
53 CONMED Corporation 6,655
3,460 Cooper Companies, Inc. 1,319,817
1,469 CRISPR Therapeutics AG
a
71,893
30,222 CSL, Ltd. 6,033,418
34,101 CVS Health Corporation 2,499,944
25,000 Daiichi Sankyo Company, Ltd. 857,865
20,503 Danaher Corporation 4,857,366
8,746 Deciphera Pharmaceuticals, Inc.
a
124,281
4,002 Dentsply Sirona, Inc. 167,804
38,677 Dexcom, Inc.
a
4,693,067
11,351 Dynavax Technologies
Corporation
a
118,164
13,546 Edwards Lifesciences Corporation
a
1,191,777
8,939 Elanco Animal Health, Inc.
a
84,652
12,687 Elevance Health, Inc. 5,945,763
2,090 Enhabit, Inc.
a
25,603
15,118 Enovis Corporation
a
880,624
1,914 Exact Sciences Corporation
a
122,630
4,275 Galenica AG
b
383,120
68,830 Gilead Sciences, Inc. 5,658,514
4,413 Globus Medical, Inc.
a
256,572
109,719 GSK plc 1,978,589
492 Guardant Health, Inc.
a
11,100
9,395 Halozyme Therapeutics, Inc.
a
301,861
13,823 HCA Healthcare, Inc. 3,971,763
1,650 HealthEquity, Inc.
a
88,193
1,530 Hologic, Inc.
a
131,595
19,300 Hoya Corporation 2,023,702
161 IDEXX Laboratories, Inc.
a
79,238
11,625 Immunocore Holdings plc ADR
a
674,831
10,236 Inari Medical, Inc.
a
679,875
5,720 Insmed, Inc.
a
111,540
7,607 Inspire Medical Systems, Inc.
a
2,035,861
4,726 Insulet Corporation
a
1,503,057
16,974 Intuitive Surgical, Inc.
a
5,112,908
2,310 Jazz Pharmaceuticals, Inc.
a
324,486
34,584 Johnson & Johnson 5,661,401

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Health Care (11.2%) - continued
1,073 Kiniksa Pharmaceuticals, Ltd.
a
$ 11,535
4,592 Kura Oncology, Inc.
a
44,726
28,300 Laboratory Corporation of America
Holdings 6,415,893
10,684 Lantheus Holdings, Inc.
a
912,948
80 Ligand Pharmaceuticals, Inc.
a
6,108
4,708 LivaNova plc
a
225,513
2,128 LNA Sante 74,566
249 Lonza Group AG 155,286
20 Madrigal Pharmaceuticals, Inc.
a
6,240
94,945 Maravai LifeSciences Holdings,
Inc.
a
1,309,292
370 Masimo Corporation
a
69,982
31,166 Medtronic plc 2,834,548
64,146 Merck & Company, Inc. 7,406,939
18,613 Merck KGaA
a
3,338,603
3,643 Mersana Therapeutics, Inc.
a
15,956
497 Mirati Therapeutics, Inc.
a
22,022
9,386 Molina Healthcare, Inc.
a
2,795,996
238 MultiPlan Corporation
a
233
2,590 Myriad Genetics, Inc.
a
55,141
10,006 Natera, Inc.
a
507,504
2,544 National HealthCare Corporation 147,323
115,641 Novartis AG 11,829,368
51,829 Novo Nordisk AS 8,621,987
11,553 Novo Nordisk AS ADR 1,930,391
1,205 Nurix Therapeutics, Inc.
a
11,604
2,490 OraSure Technologies, Inc.
a
16,932
15,400 Otsuka Holdings Company, Ltd. 523,920
3,316 Pediatrix Medical Group, Inc.
a
47,518
111,024 Pfizer, Inc. 4,317,723
3,871 Phreesia, Inc.
a
122,478
57,726 Progyny, Inc.
a
1,918,812
4,586 Protagonist Therapeutics, Inc.
a
103,644
36,111 QIAGEN NV
a
1,614,917
50,130 R1 RCM, Inc.
a
781,527
1,619 RAPT Therapeutics, Inc.
a
29,466
62,308 Recordati SPA 2,868,198
2,984 Regeneron Pharmaceuticals, Inc.
a
2,392,541
9,118 Repligen Corporation
a
1,382,562
16,691 Revance Therapeutics, Inc.
a
531,275
427 Roche Holding AG, Bearer Shares 144,497
7,387 Roche Holding AG, Participation
Certificates 2,313,167
2,427 Royalty Pharma PLC 85,309
1,823 Sage Therapeutics, Inc.
a
89,054
46,839 Sanofi 5,047,776
3,319 Sarepta Therapeutics, Inc.
a
407,474
2,338 Sensus Healthcare, Inc.
a
11,059
17,400 Shionogi & Company, Ltd. 778,903
3,213 ShockWave Medical, Inc.
a
932,284
17,252 Silk Road Medical, Inc.
a
759,433
1,534 SpringWorks Therapeutics, Inc.
a
35,865
1,871 Syneos Health, Inc.
a
73,455
4,900 Sysmex Corporation 315,184
96,400 Takeda Pharmaceutical Company,
Ltd. 3,196,544
3,220 Tecan Group AG 1,403,188
953 Teleflex, Inc. 259,712
7,800 Terumo Corporation 233,577
6,623 Travere Therapeutics, Inc.
a
142,858
3,351 Twist Bioscience Corporation
a
41,820
6,985 UCB SA 649,311
2,377 Ultragenyx Pharmaceutical, Inc.
a
103,804
14,793 UnitedHealth Group, Inc. 7,279,487
Shares Common Stock (75.6%) Value
Health Care (11.2%) - continued
3,162 Universal Health Services, Inc. $ 475,407
1,969 Vanda Pharmaceuticals, Inc.
a
12,090
641 Veeva Systems, Inc.
a
114,790
7,276 Veracyte, Inc.
a
164,729
9,778 Vericel Corporation
a
308,105
12,101 Vor BioPharma, Inc.
a
53,849
181 VYNE Therapeutics, Inc.
a,c
952
1,882 Zentalis Pharmaceuticals, Inc.
a
41,460
30,239 Zimmer Biomet Holdings, Inc. 4,186,287
28,951 Zoetis, Inc. 5,089,007
Total 199,799,102
Industrials (9.5%)
11,007 Aalberts NV 508,367
2,763 Acuity Brands, Inc. 434,841
8,472 Advanced Drainage Systems, Inc. 726,220
10,400 AGC, Inc. 387,763
7,822 AGCO Corporation 969,459
7,336 Air Lease Corporation 295,054
13,867 Alaska Air Group, Inc.
a
602,660
463 Albany International Corporation 42,230
632 American Woodmark Corporation
a
31,929
5,302 AMETEK, Inc. 731,305
1,863 Andritz AG 120,994
514 Apogee Enterprises, Inc. 21,876
1,731 Armstrong World Industries, Inc. 118,850
23,061 ASGN, Inc.
a
1,650,937
112,121 Assa Abloy AB
c
2,671,395
604 Atkore International Group, Inc.
a
76,303
12,828 Atlas Copco AB, Class A 185,546
10,038 Atlas Copco AB, Class B 128,755
382,606 Aurizon Holdings, Ltd. 869,912
2,669 AZZ, Inc. 100,701
21,806 Badger Infrastructure Solutions,
Ltd. 477,854
22,209 BAE Systems plc 282,943
17,746 Balfour Beatty plc 85,418
12,223 Barnes Group, Inc. 513,733
2,900 BayCurrent Consulting, Inc. 100,804
1,079 Beacon Roofing Supply, Inc.
a
64,934
16,442 Bombardier, Inc.
a
710,179
3,854 Booz Allen Hamilton Holding
Corporation 368,905
3,189 Brambles, Ltd. 30,209
207 Broadridge Financial Solutions,
Inc. 30,100
156 Bucher Industries AG 70,254
14,567 Bunzl plc 579,872
6,267 Bureau Veritas SA 180,710
47,159 Canadian National Railway
Company 5,621,418
1,087 Cargotec Oyj 60,067
16,097 Carlisle Companies, Inc. 3,474,537
665 CBIZ, Inc.
a
35,039
12,463 Chart Industries, Inc.
a
1,658,825
49,112 Cia de Distribucion Integral
Logista Holdings SA 1,333,735
305,000 CK Hutchison Holdings, Ltd. 2,039,056
256,441 CNH Industrial NV 3,615,818
13,788 CNH Industrial NV 194,023
182 Columbus McKinnon Corporation 6,317
50,066 Compagnie de Saint-Gobain 2,898,568
144,217 Computershare, Ltd. 2,146,786
6,200 COMSYS Holdings Corporation 118,644
12,539 Conduent Incorporated
a
44,012

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Industrials (9.5%) - continued
3,104 Core & Main, Inc.
a
$ 80,890
1,018 CoStar Group, Inc.
a
78,335
26,717 Crane Company
a
1,925,494
26,717 Crane NXT Company 1,265,317
1,387 CSW Industrials, Inc. 186,787
101,959 CSX Corporation 3,124,024
621 Curtiss-Wright Corporation 105,464
6,000 Dai Nippon Printing Company, Ltd. 172,477
10,400 Daikin Industries, Ltd. 1,888,963
1,905 Dampskibsselskabet Norden AS 119,704
1,365 Daseke, Inc.
a
11,166
110,847 Delta Air Lines, Inc.
a
3,803,161
71,380 Deutsche Lufthansa AG
a
767,332
22,724 Deutsche Post AG 1,093,019
1,629 Donaldson Company, Inc. 103,523
40 Dover Corporation 5,846
58,671 Driven Brands Holdings, Inc.
a
1,801,200
18,404 DSV AS 3,463,676
1,434 Eagle Bulk Shipping, Inc. 64,128
10,637 Eiffage SA 1,266,061
3,770 EMCOR Group, Inc. 644,670
32,130 Emerson Electric Company 2,675,144
2,640 Epiroc AB, Class A 52,887
17,588 Epiroc AB, Class B 302,833
298 Equifax, Inc. 62,097
2,394 Expeditors International of
Washington, Inc. 272,533
14,280 Experian plc 505,584
8,200 FANUC Corporation 276,924
64,995 Fastenal Company 3,499,331
59,324 First Advantage Corporation
a
762,907
1,501 Forrester Research, Inc.
a
46,441
4,524 Fortune Brands Innovations, Inc. 292,658
6,288 Forward Air Corporation 663,447
1,032 Genco Shipping & Trading, Ltd. 15,903
17,269 General Dynamics Corporation 3,770,513
27,745 Groupe Eurotunnel SA 518,535
207,371 GWA Group, Ltd. 242,237
1,400 Hanwa Company, Ltd. 43,351
5,064 Hawaiian Holdings, Inc.
a
42,183
4,657 Healthcare Services Group, Inc. 72,696
269 Heidrick & Struggles International,
Inc. 6,755
5,072 Hillman Solutions Corporation
a
42,605
13,500 Hitachi, Ltd. 746,748
50,357 Howmet Aerospace, Inc. 2,230,312
756 Hubbell, Inc. 203,606
326 ICF International, Inc. 37,164
2,086 IDEX Corporation 430,383
1,248 IMCD NV 187,874
43,500 Inaba Denki Sangyo Company,
Ltd. 971,615
5,959 Indutrade AB 143,087
2,357 Interface, Inc. 18,479
8,600 ITOCHU Corporation 285,304
10,000 Jardine Matheson Holdings, Ltd. 482,000
3,440 JB Hunt Transport Services, Inc. 602,998
12,476 JetBlue Airways Corporation
a
89,079
54,415 Johnson Controls International plc 3,256,194
12,900 Kajima Corporation 170,674
21,100 Kawasaki Kisen Kaisha, Ltd.
c
502,820
31,000 Keppel Corporation, Ltd. 143,945
45,000 Kinden Corporation 613,561
228 Knight-Swift Transportation
Holdings, Inc. 12,841
Shares Common Stock (75.6%) Value
Industrials (9.5%) - continued
14,588 L3Harris Technologies, Inc. $ 2,846,848
4,716 Landstar System, Inc. 830,157
34,866 Legrand SA 3,292,507
39,194 Leonardo SPA 467,073
10,181 Lincoln Electric Holdings, Inc. 1,708,372
2,100 Management Solutions Company,
Ltd. 49,768
2,447 ManpowerGroup, Inc. 185,262
48,900 Marubeni Corporation 694,047
4,524 Masterbrand, Inc.
a
36,509
1,590 Matson, Inc. 108,168
6,659 Mercury Systems, Inc.
a
317,435
12,444 Middleby Corporation
a
1,753,111
6,100 MISUMI Group, Inc. 153,886
43,200 Mitsubishi Corporation 1,601,678
6,800 Mitsuboshi Belting, Ltd. 194,818
13,100 Mitsui & Company, Ltd. 408,965
1,740 MSC Industrial Direct Company,
Inc. 157,870
178 National Presto Industries, Inc. 12,108
23,305 NIBE Industrier AB 260,943
25,900 Nidec Corporation 1,281,586
29,400 Nippon Yusen Kabushiki Kaisha 694,984
20,100 Nitto Kogyo Corporation 397,978
8,129 Northrop Grumman Corporation 3,749,664
7,141 OC Oerlikon Corporation AG 39,985
2,702 Old Dominion Freight Line, Inc. 865,694
6,933 Owens Corning, Inc. 740,514
10,244 PACCAR, Inc. 765,124
26,988 PageGroup plc 154,019
23,593 Parker-Hannifin Corporation 7,664,894
4,291 Paycom Software, Inc.
a
1,245,978
972 Paylocity Holding Corporation
a
187,878
16,030 Pentair plc 931,022
3,669 Prysmian SPA 150,157
5,373 Randstad Holding NV 291,947
24,700 Recruit Holdings Company, Ltd. 692,924
27,830 Redde Northgate plc 131,508
21,780 Regal Rexnord Corporation 2,834,885
126,785 RELX plc 4,224,328
3,064 Republic Services, Inc. 443,116
2,428 Resideo Technologies, Inc.
a
43,218
19,970 Rexel SA 462,579
19,013 Ritchie Brothers Auctioneers, Inc. 1,087,353
3,855 Russel Metals, Inc. 98,164
1,020 RXO, Inc.
a
18,452
4,602 Saab AB 258,399
3,308 Saia, Inc.
a
985,023
7,463 Sandvik AB 152,020
422 Schindler Holding AG 90,149
2,935 Schindler Holding AG,
Participation Certificates 655,890
4,133 Schneider Electric SE 720,764
30,700 Secom Company, Ltd. 1,965,844
14,160 Sensata Technologies Holding plc 615,252
10,833 Siemens AG 1,785,634
3,338 Skanska AB 54,598
7,573 SkyWest, Inc.
a
214,316
2,600 SMC Corporation 1,296,737
237 Snap-On, Inc. 61,480
20,542 Southwest Airlines Company 622,217
5,646 Spirax-Sarco Engineering plc 788,975
4,488 Standex International Corporation 551,171
665 Stanley Black & Decker, Inc. 57,416

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Industrials (9.5%) - continued
681 Sterling Construction Company,
Inc.
a
$ 25,142
33,100 Sumitomo Corporation 593,247
39,208 Sun Country Airlines Holdings,
Inc.
a
773,574
4,101 Sunrun, Inc.
a
86,285
3,100 Taikisha, Ltd. 83,984
3,200 Takara Standard Company, Ltd. 38,705
2,389 Terex Corporation 106,525
5,616 Textron, Inc. 375,935
18,593 Thales SA 2,837,366
24,560 Thomson Reuters Corporation 3,229,590
10,192 Timken Company 783,255
2,015 Titan International, Inc.
a
19,666
6,200 Toppan, Inc. 131,804
8,927 Toromont Industries, Ltd. 721,355
2,934 Trane Technologies plc 545,167
17,221 TransUnion 1,184,977
10,157 Trelleborg AB
c
255,226
4,215 Trex Company, Inc.
a
230,392
17,800 Tsubakimoto Chain Company 440,883
4,556 Tutor Perini Corporation
a
24,147
144,028 Uber Technologies, Inc.
a
4,472,069
379 UniFirst Corporation/MA 62,035
34,764 United Parcel Service, Inc. 6,250,915
5,209 United Rentals, Inc. 1,881,022
482 Valmont Industries, Inc. 140,050
42,493 Volvo AB, Class B 873,686
3,994 Wabash National Corporation 102,526
33,408 WillScot Mobile Mini Holdings
Corporation
a
1,516,723
2,310 WSP Global, Inc. 304,868
93,700 Yangzijiang Shipbuilding Holdings,
Ltd. 87,379
9,100 Yuasa Trading Company, Ltd. 264,284
Total 168,281,485
Information Technology (11.7%)
10,198 8x8, Inc.
a
29,268
16,724 Adobe, Inc.
a
6,314,313
1,873 Adtran Holdings, Inc. 17,082
27,158 Advanced Micro Devices, Inc.
a
2,427,110
900 Advantest Corporation 70,139
1,764 Alarm.com Holdings, Inc.
a
84,125
1,296 Alpha and Omega Semiconductor,
Ltd.
a
30,948
4,447 Alteryx, Inc.
a
182,905
629 American Software, Inc. 7,510
4,009 Amkor Technology, Inc. 89,681
17,593 Amphenol Corporation 1,327,744
712 Appian Corporation
a
26,736
84,198 Apple, Inc. 14,286,717
29,941 Applied Materials, Inc. 3,384,231
7,531 Arista Networks, Inc.
a
1,206,165
7,561 Arrow Electronics, Inc.
a
865,205
443 ASM International NV 160,831
11,167 ASML Holding NV 7,086,746
9,100 ASMPT, Ltd. 71,546
246 Aviat Networks, Inc.
a
8,071
1,136 Benchmark Electronics, Inc. 24,254
7,339 BILL Holdings, Inc.
a
563,709
2,003 CalAmp Corporation
a
5,088
40,120 Calix, Inc.
a
1,833,484
693 CDW Corporation 117,526
45,125 CGI, Inc.
a
4,579,945
Shares Common Stock (75.6%) Value
Information Technology (11.7%) - continued
7,098 Check Point Software
Technologies, Ltd.
a
$ 904,001
9,650 Ciena Corporation
a
444,286
268,492 Cisco Systems, Inc. 12,686,247
33,174 Cognex Corporation 1,582,068
217 Cognizant Technology Solutions
Corporation 12,957
3,050 Coherent Corporation
a
104,127
12,369 CommScope Holding Company,
Inc.
a
60,979
5,465 CommVault Systems, Inc.
a
318,446
1,441 Corning, Inc. 47,870
41,510 Dassault Systemes SE 1,685,131
2,951 Datadog, Inc.
a
198,838
6,743 Descartes Systems Group, Inc.
a
533,911
5,987 Dolby Laboratories, Inc. 501,052
1,708 Elastic NV
a
97,783
9,888 Entegris, Inc. 740,809
3,382 EPAM Systems, Inc.
a
955,212
47 Fair Isaac Corporation
a
34,214
818 First Solar, Inc.
a
149,350
22,798 Five9, Inc.
a
1,478,222
31,802 Flex, Ltd.
a
654,167
2,040 FormFactor, Inc.
a
55,712
49,192 Fortinet, Inc.
a
3,101,556
6,800 Fuji Soft, Inc. 406,262
18,600 FUJIFILM Holdings NPV 969,432
8,900 Fujitsu, Ltd. 1,186,168
93 GoDaddy, Inc.
a
7,038
45,293 Grid Dynamics Holdings, Inc.
a
492,335
6,632 Guidewire Software, Inc.
a
505,292
13,950 Hackett Group, Inc. 258,912
110,662 Halma plc 3,218,439
6,400 Hamamatsu Photonics KK 339,289
14,217 Hexagon AB 162,781
194 HP, Inc. 5,764
2,014 HubSpot, Inc.
a
847,793
79,438 Infineon Technologies AG 2,892,887
2,339 IPG Photonics Corporation
a
268,938
38,400 ITOCHU Techno-Solutions
Corporation 994,391
2,702 Jabil, Inc. 211,161
29,331 Juniper Networks, Inc. 884,330
7,300 Keyence Corporation 3,291,981
49 Keysight Technologies, Inc.
a
7,087
13,947 Knowles Corporation
a
235,425
14,100 Kyocera Corporation 740,074
2,220 Lam Research Corporation 1,163,458
600 Lasertec Corporation 81,628
27,788 Lattice Semiconductor
Corporation
a
2,214,704
2,371 Lumentum Holdings, Inc.
a
114,401
354 MaxLinear, Inc.
a
8,542
659 Microchip Technology, Inc. 48,100
122,166 Microsoft Corporation 37,536,725
5,116 MKS Instruments, Inc. 429,079
3,113 Monolithic Power Systems, Inc. 1,438,113
355 Motorola Solutions, Inc. 103,447
23,300 Murata Manufacturing Company,
Ltd. 1,321,953
3,061 NCR Corporation
a
68,230
18,600 Nomura Research Institute, Ltd. 467,968
7,510 Nova, Ltd.
a,c
686,790
119,400 NTT Data Corporation 1,621,828
45,884 NVIDIA Corporation 12,732,351

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Information Technology (11.7%) - continued
2,621 ON Semiconductor Corporation
a
$ 188,607
6,900 Oracle Corporation Japan 495,205
3,864 PagerDuty, Inc.
a
116,152
8,991 Palo Alto Networks, Inc.
a
1,640,498
13,539 PTC, Inc.
a
1,703,071
6,348 Q2 Holdings, Inc.
a
156,288
1,453 Qorvo, Inc.
a
133,792
82,592 QUALCOMM, Inc. 9,646,746
709 Qualys, Inc.
a
80,074
4,874 Rackspace Technology, Inc.
a
7,116
3,797 Rambus, Inc.
a
168,359
21,600 Renesas Electronics Corporation
a
281,501
982 Reply SPA 114,406
2,674 RingCentral, Inc.
a
73,695
9,600 Ryoyo Electro Corporation 175,117
62,316 Sage Group plc 642,663
29,135 Salesforce, Inc.
a
5,779,510
106,746 Samsung Electronics Company,
Ltd. 5,252,340
676 Sanmina Corporation
a
35,328
6,384 SAP SE 863,862
14,925 ServiceNow, Inc.
a
6,856,844
50,383 Shopify, Inc.
a
2,441,056
2,828 SiTime Corporation
a
306,753
4,512 Skyworks Solutions, Inc. 477,821
744 Sopra Group SA 161,049
1,061 Splunk, Inc.
a
91,501
2,039 Sprinklr, Inc.
a
24,386
45,750 Sprout Social, Inc.
a
2,253,645
58,990 STMicroelectronics NV 2,523,429
3,100 Sumco Corporation 42,692
4,406 Synopsys, Inc.
a
1,636,036
7,370 Technology One, Ltd. 74,303
487 Teledyne Technologies, Inc.
a
201,813
26,141 Telefonaktiebolaget LM Ericsson 143,924
3,956 Teradata Corporation
a
153,137
127 Teradyne, Inc. 11,605
22,232 Texas Instruments, Inc. 3,717,190
327 Tieto Oyj 10,449
18,000 Tokyo Electron, Ltd. 2,061,099
51,793 TTM Technologies, Inc.
a
611,675
8,289 Tyler Technologies, Inc.
a
3,141,780
152 Ubiquiti, Inc. 35,348
6,612 Universal Display Corporation 882,438
5,187 Upland Software, Inc.
a
19,036
2,511 Verint Systems, Inc.
a
91,626
8,709 Viavi Solutions, Inc.
a
78,033
9,338 Vishay Intertechnology, Inc. 198,806
10,142 Vontier Corporation 275,152
3,975 Western Digital Corporation
a
136,899
4,489 Wix.com, Ltd.
a
391,575
10,493 Wolfspeed, Inc.
a
488,449
14,371 Workiva, Inc.
a
1,342,539
1,781 Xerox Holdings Corporation 27,908
7,541 Yext, Inc.
a
66,210
149 Zebra Technologies Corporation
a
42,916
3,023 Zoom Video Communications,
Inc.
a
185,703
Total 207,870,268
Materials (4.2%)
53,062 Acerinox SA 573,297
2,076 Agnico Eagle Mines, Ltd. 117,770
21,105 Air Liquide SA 3,796,597
1,039 Albemarle Corporation 192,693
Shares Common Stock (75.6%) Value
Materials (4.2%) - continued
758 Alcoa Corporation $ 28,152
6,871 Antofagasta plc 126,379
9,725 AptarGroup, Inc. 1,152,510
2,360 Avery Dennison Corporation 411,773
159,536 Axalta Coating Systems, Ltd.
a
5,036,552
108,866 Barrick Gold Corporation 2,069,888
22,887 BASF SE 1,183,815
9,898 Berry Plastics Group, Inc. 572,203
172,480 BHP Group, Ltd. 5,118,771
5,372 BlueScope Steel, Ltd. 71,403
24,879 Boliden AB
c
889,098
3,636 Buzzi Unicem SPA 90,413
11,894 Celanese Corporation 1,263,619
66,686 Centamin plc 86,551
55,609 CF Industries Holdings, Inc. 3,980,492
4,703 Cleveland-Cliffs, Inc.
a
72,332
379 Commercial Metals Company 17,696
13,003 Compass Minerals International,
Inc. 425,588
6,445 Corteva, Inc. 393,918
652 Croda International plc 57,285
37,737 Eastman Chemical Company 3,180,097
15,061 Evonik Industries AG 328,730
44,184 Evraz plc
a,d
6
81,552 Fortescue Metals Group, Ltd. 1,141,045
510,652 Glencore Xstrata plc 3,014,203
106,503 Granges AB 1,059,294
948 Greif, Inc. 59,525
147 Hawkins, Inc. 5,930
11,308 HeidelbergCement AG 856,489
61,129 Hexpol AB 720,455
19,592 Holcim, Ltd. 1,294,497
7,416 Huntsman Corporation 198,675
1,122 Ingevity Corporation
a
80,492
3,459 Innospec, Inc. 351,538
3,708 International Flavors & Fragrances,
Inc. 359,528
1,295 Kaiser Aluminum Corporation 85,107
42,100 Kyoei Steel, Ltd. 569,221
3,400 Lintec Corporation 56,858
3,860 LSB Industries, Inc.
a
34,470
3,179 Martin Marietta Materials, Inc. 1,154,613
2,506 Mercer International, Inc. 24,383
2,112 MP Materials Corporation
a
45,767
1,050 Myers Industries, Inc. 19,897
7,619 Newmont Corporation 361,141
6,700 Nippon Paper Industries
Company, Ltd.
a
53,685
71,000 Nippon Steel Corporation 1,516,377
19,057 Northern Star Resources, Ltd. 169,985
44,607 Nucor Corporation 6,609,865
2,475 Nutrien, Ltd. 171,765
4,985 O-I Glass, Inc.
a
112,013
2,764 Orion Engineered Carbons SA 66,916
1,043 PPG Industries, Inc. 146,291
90,830 Ranpak Holdings Corporation
a
370,586
946 Reliance Steel & Aluminum
Company 234,419
67,848 Rio Tinto plc 4,313,277
43,622 Rio Tinto, Ltd. 3,271,851
15,593 RPM International, Inc. 1,279,094
1,925 Ryerson Holding Corporation 72,707
6,377 Schnitzer Steel Industries, Inc. 184,232
143 Sensient Technologies Corporation 10,648
45,500 Shin-Etsu Chemical Company, Ltd. 1,298,380

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Materials (4.2%) - continued
8,061 Sika AG $ 2,226,634
9,362 Solvay SA 1,123,619
219,389 SSAB AB, Class A 1,558,069
7,433 SSAB AB, Class B 50,240
3,861 Steel Dynamics, Inc. 401,351
119,116 Stora Enso Oyj 1,511,213
14,683 Summit Materials, Inc.
a
402,461
16,300 Taiyo Holdings Company, Ltd. 294,648
2,435 TimkenSteel Corporation
a
40,762
36,500 Toagosei Company, Ltd. 315,570
1,531 TriMas Corporation 38,903
1,621 Trinseo plc 29,373
36,041 Tronox Holdings plc 493,401
11,217 United States Steel Corporation 256,645
937 Vidrala SA 98,364
3,709 Voestalpine AG 128,598
277 Vulcan Materials Company 48,508
413 Westlake Corporation 46,991
9,124 WestRock Company 273,081
59,154 Yara International ASA 2,382,063
Total 74,333,341
Real Estate (2.2%)
18,260 Agree Realty Corporation 1,241,497
1,514 American Assets Trust, Inc. 27,555
9,972 Apartment Income REIT
Corporation 368,765
15,141 AvalonBay Communities, Inc. 2,730,982
3,452 Camden Property Trust 379,893
2,293 CareTrust REIT, Inc. 44,691
37,742 CBRE Group, Inc.
a
2,893,302
24,765 CubeSmart 1,126,560
49,094 Cushman and Wakefield plc
a
483,576
5,300 Daito Trust Construction Company,
Ltd. 502,322
54,800 Daiwa House Industry Company,
Ltd. 1,396,768
5,607 DigitalBridge Group, Inc. 69,695
7,599 Dream Industrial REIT 83,234
790 EastGroup Properties, Inc. 131,582
1,698 Elme Communities 29,257
10,372 EPR Properties 435,209
3,612 Equity Commonwealth 74,841
10,181 Equity Residential 643,948
6,052 Essential Properties Realty Trust,
Inc. 149,787
1,170 Essex Property Trust, Inc. 257,084
3,329 Extra Space Storage, Inc. 506,141
32,738 Fastighets AB Balder
a
152,422
8,314 First Industrial Realty Trust, Inc. 436,236
3,234 FirstService Corporation 487,493
9,888 Four Corners Property Trust, Inc. 252,243
1,243 Getty Realty Corporation 41,429
334 Gladstone Land Corporation 5,381
37,000 Hang Lung Properties, Ltd. 67,633
221,750 Healthcare Realty Trust, Inc. 4,386,215
43,000 Henderson Land Development
Company, Ltd. 153,111
236,152 Host Hotels & Resorts, Inc. 3,818,578
1,800 Howard Hughes Corporation
a
139,266
30,000 Hysan Development Company,
Ltd. 84,781
8,902 InterRent REIT 85,153
39 Jones Lang LaSalle, Inc.
a
5,423
2,890 Kennedy-Wilson Holdings, Inc. 48,494
Shares Common Stock (75.6%) Value
Real Estate (2.2%) - continued
18,287 Kimco Realty Corporation $ 350,927
3,608 LEG Immobilien AG 224,574
1,626 Life Storage, Inc. 218,502
34,940 Link REIT 228,539
1,088 LTC Properties, Inc. 36,394
24,257 LXP Industrial Trust 228,016
2,533 Mid-America Apartment
Communities, Inc. 389,575
21,640 National Retail Properties, Inc. 941,340
16,423 National Storage Affiliates Trust 633,107
18,147 Necessity Retail REIT, Inc. 99,990
7,908 NetSTREIT Corporation 144,084
6,514 Nyfosa AB 44,640
14,660 PSP Swiss Property AG 1,726,378
4,833 Realty Income Corporation 303,706
9,873 Regency Centers Corporation 606,498
19,362 Rexford Industrial Realty, Inc. 1,079,819
128,000 Road King Infrastructure, Ltd. 51,005
14,352 Sabra Health Care REIT, Inc. 163,613
13,566 SBA Communications Corporation 3,539,234
26,232 Service Properties Trust 230,055
34,511 Sino Land Company, Ltd. 46,506
107,000 Sun Hung Kai Properties, Ltd. 1,489,792
49,000 Swire Pacific, Ltd. 388,968
26,600 Swire Properties, Ltd. 71,494
7,646 TAG Immobilien AG 65,472
2,087 Terreno Realty Corporation 128,538
21,565 UDR, Inc. 891,281
2,959 Welltower, Inc. 234,412
8,000 Wharf Real Estate Investment
Company, Ltd. 46,134
45,581 Wing Tai Holdings, Ltd. 50,623
9,877 Zillow Group, Inc.
a
422,538
Total 38,816,301
Utilities (2.0%)
53,802 A2A SPA 94,928
2,863 AES Corporation 67,739
4,336 Alliant Energy Corporation 239,087
2,355 Artesian Resources Corporation 129,007
1,144 Avista Corporation 50,416
5,341 Black Hills Corporation 348,714
8,013 Canadian Utilities, Ltd. 231,663
29,500 CK Infrastructure Holdings, Ltd. 167,955
3,036 Consolidated Water Company,
Ltd. 51,308
62,232 Constellation Energy Corporation 4,816,757
51,190 Contact Energy, Ltd. 248,273
2,653 DTE Energy Company 298,224
37,321 Duke Energy Corporation 3,690,300
216,367 E.ON SE 2,862,057
9,468 Edison International 696,845
9,283 EDP - Energias de Portugal SA 51,149
2,859 Endesa SA 64,135
339,303 Enel SPA 2,318,166
156,030 Engie SA 2,497,158
55,044 Entergy Corporation 5,921,633
1,573 Essential Utilities, Inc. 67,167
9,879 Evergy, Inc. 613,585
13,498 Fortis, Inc.
c
592,683
26,151 Italgas SPA 170,753
594 NextEra Energy Partners, LP 34,161
54,349 NiSource, Inc. 1,546,773
14,037 NorthWestern Corporation 822,849
33,037 OGE Energy Corporation 1,240,209

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.6%) Value
Utilities (2.0%) - continued
6,479 PG&E Corporation
a
$ 110,856
10,178 Pinnacle West Capital Corporation 798,566
9,496 Portland General Electric
Company 480,688
57,306 Public Service Enterprise Group,
Inc. 3,621,739
20,200 Tohoku Electric Power Company,
Inc.
a
103,859
9,871 UGI Corporation 334,429
1,046 Vistra Energy Corporation 24,958
2,115 Xcel Energy, Inc. 147,860
Total 35,556,649
Total Common Stock
(cost $1,107,255,668) 1,344,502,454
Shares
Registered Investment
Companies ( 5.7% ) Value
U.S. Affiliated  (4.8%)
6,084,156 Thrivent Core Emerging Markets
Equity Fund 51,167,751
3,847,655 Thrivent Core Small Cap Value
Fund 34,282,601
Total 85,450,352
U.S. Unaffiliated  (0.9%)
11,059 Communication Services Select
Sector SPDR Fund 662,434
5,276 Invesco QQQ Trust Series 1 1,701,827
27,937 SPDR S&P 500 ETF Trust 11,619,836
11,491 SPDR S&P Biotech ETF
a
921,578
5,304 SPDR S&P Oil & Gas Exploration
ETF
c
674,192
Total 15,579,867
Total Registered Investment
Companies (cost $109,107,361) 101,030,219
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
13,344,791 Thrivent Cash Management Trust 13,344,791
Total Collateral Held for
Securities Loaned
(cost $13,344,791) 13,344,791
Principal
Amount Long-Term Fixed Income ( 0.3% ) Value
U.S. Government & Agencies (0.3%)
Federal Home Loan Bank
$ 5,000,000 2.350%,  7/5/2023 4,972,459
Total 4,972,459
Total Long-Term Fixed Income
(cost $4,976,435) 4,972,459
Shares Preferred Stock ( 0.2% ) Value
Consumer Discretionary (0.2%)
2,690 Bayerische Motoren Werke AG 285,934
Shares Preferred Stock (0.2%) Value
Consumer Discretionary (0.2%) - continued
17,782 Volkswagen AG $ 2,428,137
Total 2,714,071
Total Preferred Stock
(cost $2,535,010) 2,714,071
Shares or
Principal
Amount Short-Term Investments ( 18.0% ) Value
Federal Home Loan Bank Discount
Notes
58,895,000 4.575%, 5/1/2023
e
58,895,000
15,000,000 4.500%, 5/3/2023
e
14,996,213
15,300,000 4.534%, 5/10/2023
e,f
15,282,234
500,000 4.690%, 5/11/2023
e
499,369
2,900,000 4.690%, 5/12/2023
e,f
2,895,975
2,700,000 4.650%, 5/15/2023
e,f
2,695,232
75,000,000 4.600%, 5/16/2023
e
74,858,099
15,000,000 4.575%, 5/17/2023
e
14,969,730
26,200,000 4.650%, 5/19/2023
e
26,140,527
700,000 4.720%, 5/25/2023
e,f
697,882
100,000 4.650%, 5/31/2023
e,f
99,622
100,000 4.870%, 6/9/2023
e,f
99,487
42,460,000 4.730%, 6/12/2023
e
42,225,569
600,000 4.742%, 6/14/2023
e,f
596,530
18,465,000 4.732%, 6/21/2023
e,f
18,341,277
Federal National Mortgage
Association Discount Notes
46,340,000 4.450%, 5/1/2023
e
46,340,000
Total Short-Term Investments
(cost $319,547,612) 319,632,746
Total Investments (cost
$1,556,766,877) 100.5% $1,786,196,740
Other Assets and Liabilities, Net
(0.5%) (8,592,384)
Total Net Assets 100.0% $1,777,604,356
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $5,936,949 or 0.3% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
April 28, 2023:
Securities Lending Transactions
Common Stock $ 12,807,250
Total lending $12,807,250
Gross amount payable upon return of
collateral for securities loaned $13,344,791
Net amounts due to counterparty $537,541
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $317,129,697
Gross unrealized depreciation (59,902,019)
Net unrealized appreciation (depreciation) $257,227,678
Cost for federal income tax purposes $1,553,488,533

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

,
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 81,636,534 61,989,216 19,647,318 –
Consumer Discretionary 149,435,983 94,242,908 55,193,075 –
Consumer Staples 82,477,604 48,423,590 34,054,014 –
Energy 81,927,587 50,071,900 31,855,687 –
Financials 224,367,600 139,730,138 84,637,459 3
Health Care 199,799,102 136,906,481 62,892,621 –
Industrials 168,281,485 98,141,771 70,139,714 –
Information Technology 207,870,268 163,678,810 44,191,458 –
Materials 74,333,341 30,798,703 43,534,632 6
Real Estate 38,816,301 31,856,752 6,959,549 –
Utilities 35,556,649 26,153,870 9,402,779 –
Registered Investment Companies
U.S. Unaffiliated 15,579,867 15,579,867 – –
Long-Term Fixed Income
U.S. Government & Agencies 4,972,459 – 4,972,459 –
Preferred Stock
Consumer Discretionary 2,714,071 – 2,714,071 –
Short-Term Investments 319,632,746 – 319,632,746 –
Subtotal Investments in Securities $1,687,401,597 $897,574,006 $789,827,582 $9
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 85,450,352
Collateral Held for Securities Loaned 13,344,791
Subtotal Other Investments $98,795,143
Total Investments at Value $1,786,196,740
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,612,931 24,612,931 – –
Total Asset Derivatives $24,612,931 $24,612,931 $– $–
Liability Derivatives
Futures Contracts 93,460 93,460 – –
Total Liability Derivatives $93,460 $93,460 $– $–

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $17,412,456 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,563 June 2023 $ 309,107,645 $ 18,223,630
ICE mini MSCI EAFE Index 758 June 2023 77,418,302 4,051,538
ICE US mini MSCI Emerging Markets Index 337 June 2023 16,268,691 315,079
Total Futures Long Contracts $ 402,794,638 $ 22,590,247
CME E-mini Russell 2000 Index (751) June 2023 ( $ 68,666,424) $ 2,022,684
CME E-mini S&P Mid-Cap 400 Index (217) June 2023 (54,169,560) (93,460)
Total Futures Short Contracts ( $ 122,835,984) $1,929,224
Total Futures Contracts $ 279,958,654 $24,519,471
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 24,612,931
Total Equity Contracts 24,612,931
Total Asset Derivatives $24,612,931
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 93,460
Total Equity Contracts 93,460
Total Liability Derivatives $93,460
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (9,720,373)
Total Equity Contracts (9,720,373)
Total ($9,720,373)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 37,943,887
Total Equity Contracts 37,943,887
Total $37,943,887

Global Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Global Stock Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $389,574,735
Futures - Short (116,056,270)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,576 $1,796 $– $51,168 6,084 2.9%
Core Small Cap Value 35,578 428 – 34,283 3,848 1.9
Total U.S. Affiliated Registered Investment
Companies 79,154 85,451 4.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,114 61,790 56,559 13,345 13,345 0.7
Total Collateral Held for Securities Loaned 8,114 13,345 0.7
Total Value $87,268 $98,796
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $5,796 $– $1,796
Core Small Cap Value – (1,723) – 427
Affiliated Short-Term Investments
Total Income/Non Income Cash from Affiliated Investments $2,223
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 54
Total Affiliated Income from Securities Loaned, Net $54
Total $– $4,073 $–

Government Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.8% ) Value
Asset-Backed Securities (4.5%)
Cascade Funding Mortgage Trust,
LLC
$ 340,559
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 311,818
ECMC Group Student Loan Trust
181,058
6.020%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
175,951
Finance of America HECM Buyout
332,324
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
314,975
Goodgreen
232,824
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
209,885
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
532,325
1.650%,  3/25/2051, Ser.
2021-1 489,606
Missouri Higher Education Loan
Auth.
526,886
1.530%,  1/25/2061, Ser.
2021-1 457,604
791,760
5.720%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
b
753,315
Navient Student Loan Trust
563,781
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
489,813
259,785
6.070%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
256,006
328,997
5.920%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
320,138
New Hampshire Higher Education
Loan Corporation
248,509
6.220%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
245,392
SLM Student Loan Trust
105,099
5.420%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
101,105
Total 4,125,608
Collateralized Mortgage Obligations (12.8%)
Cascade Funding Mortgage Trust,
LLC
417,047
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
401,381
491,434
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
460,402
Federal Agricultural Mortgage
Corporation Real Estate Trust
872,453
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
711,034
790,846
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
663,292
Federal Home Loan Mortgage
Corporation - REMIC
95,425
4.000%,  1/25/2051, Ser.
5249, Class LA 93,031
Principal
Amount Long-Term Fixed Income (97.8%) Value
Collateralized Mortgage Obligations (12.8%) -
continued
$ 677,312
1.500%,  3/25/2050, Ser.
4982, Class JA $ 556,081
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 762,793
38,171
2.000%,  1/15/2041, Ser.
4074, Class JA 36,376
170,478
1.750%,  6/15/2042, Ser.
4097, Class QN 149,520
154,854
1.750%,  12/15/2042, Ser.
4141, Class KM 134,113
201,807
3.000%,  5/15/2045, Ser.
4631, Class PA 190,323
150,602
3.000%,  3/15/2047, Ser.
4734, Class JA 141,359
148,407
3.500%,  8/15/2047, Ser.
4860, Class CA 143,067
650,000
3.000%,  9/25/2048, Ser.
5210, Class GD 526,881
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 658,971
230,981
2.000%,  9/25/2049, Ser.
4906, Class KE 198,553
Federal Home Loan Mortgage
Corporation - SCRT
348,275
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
323,853
534,691
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
504,139
383,501
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
333,366
554,406
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 478,863
390,383
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
329,831
479,687
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
414,398
Federal Home Loan Mortgage
Corporation - SLST
443,666
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
400,867
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
587,716
Federal National Mortgage
Association - REMIC
479,993
4.500%,  6/25/2052, Ser.
2022-43, Class MA 473,512
282,355
4.000%,  7/25/2052, Ser.
2022-37, Class PE 273,800
119,017
2.000%,  11/25/2032, Ser.
2012-123, Class BA 109,881
110,686
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 107,041
158,908
3.250%,  6/25/2043, Ser.
2013-60, Class PT 149,806
290,268
4.500%,  1/25/2046, Ser.
2022-68, Class BA 287,097
100,003
3.000%,  3/25/2046, Ser.
2016-66, Class PA 92,797
28,345
3.500%,  12/25/2047, Ser.
2018-41, Class PB 27,345

Government Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Collateralized Mortgage Obligations (12.8%) -
continued
NewRez Warehouse Securitization
Trust
$ 650,000
5.770%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
$ 643,328
RMF Buyout Issuance Trust
317,659
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
303,752
Total 11,668,569
Commercial Mortgage-Backed Securities (5.9%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,c
683,524
800,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
758,859
750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
712,985
750,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,c
723,072
1,450,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
1,407,793
300,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,c
291,706
200,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,c
202,660
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
600,000
4.250%,  5/25/2033, Ser.
K155, Class A2 603,281
Total 5,383,880
Financials (0.6%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
a
249,625
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
a
238,759
Total 488,384
Foreign Government (0.5%)
Province of Quebec
500,000 2.750%,  4/12/2027 479,805
Total 479,805
Mortgage-Backed Securities (29.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
446,493 3.000%,  2/1/2050 405,348
707,356 2.500%,  5/1/2051 613,103
512,226 3.500%,  5/1/2052 476,347
498,149 4.000%,  5/1/2052 480,060
1,453,259 3.500%,  6/1/2052 1,351,263
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
218,769 2.500%,  7/1/2030 207,090
Principal
Amount Long-Term Fixed Income (97.8%) Value
Mortgage-Backed Securities (29.9%) -
continued
Federal National Mortgage
Association
$ 2,459,233 2.000%,  4/1/2052 $ 2,051,151
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
607,058 3.500%,  5/1/2040 579,205
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,309,036 3.000%,  1/1/2052 1,177,545
104,164 2.000%,  2/1/2051 87,083
84,909 2.000%,  2/1/2051 70,887
866,992 2.500%,  2/1/2051 756,179
788,705 2.500%,  2/1/2051 683,613
1,454,139 2.000%,  3/1/2051 1,213,334
1,309,923 3.000%,  3/1/2052 1,181,798
778,880 2.000%,  4/1/2051 649,776
939,587 2.500%,  4/1/2051 814,494
780,663 3.000%,  4/1/2051 703,591
828,083 3.000%,  5/1/2050 751,770
128,765 2.000%,  5/1/2051 107,409
710,635 3.000%,  5/1/2051 646,865
579,386 3.000%,  6/1/2050 531,451
1,238,130 2.500%,  7/1/2051 1,073,205
377,018 3.500%,  7/1/2051 353,949
676,795 3.500%,  8/1/2050 638,172
571,342 3.500%,  9/1/2052 533,604
837,694 4.000%,  10/1/2052 804,033
133,887 2.000%,  11/1/2051 111,581
530,310 2.000%,  12/1/2050 442,741
1,374,750 2.500%,  12/1/2051 1,196,114
2,035,749 4.500%,  12/1/2052 2,008,001
1,400,000 5.500%,  5/1/2041
d
1,411,484
380,000 4.000%,  5/1/2049
d
363,227
700,000 4.500%,  5/1/2049
d
684,277
1,225,000 5.000%,  5/1/2049
d
1,217,966
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
424,392 3.500%,  7/1/2061 391,739
416,905 4.000%,  12/1/2061 398,532
Total 27,167,987
U.S. Government & Agencies (43.6%)
Federal Farm Credit Banks
Funding Corporation
1,750,000 1.320%,  3/18/2030 1,472,539
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 959,290
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 414,892
U.S. Treasury Bonds
735,000 1.375%,  8/15/2050 442,177
150,000 4.250%,  12/31/2024 149,930
2,000,000 1.875%,  2/28/2027 1,875,937
4,060,000 2.625%,  2/15/2029 3,868,895
1,470,000 1.500%,  2/15/2030 1,297,160
700,000 3.875%,  2/15/2043 707,437
2,205,000 2.500%,  5/15/2046 1,755,645
2,060,000 2.875%,  5/15/2049 1,765,082

Government Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
U.S. Government & Agencies (43.6%) -
continued
U.S. Treasury Notes
$ 600,000 4.625%,  2/28/2025 $ 604,969
2,500,000 2.875%,  7/31/2025 2,442,578
1,350,000 0.250%,  8/31/2025 1,240,576
375,000 2.625%,  1/31/2026 363,560
2,900,000 0.500%,  2/28/2026 2,647,383
3,250,000 4.625%,  3/15/2026 3,327,695
1,000,000 3.750%,  4/15/2026 1,000,313
250,000 1.750%,  12/31/2026 233,975
1,700,000 3.250%,  6/30/2027 1,677,621
1,750,000 0.625%,  11/30/2027 1,535,352
500,000 3.500%,  1/31/2028 499,434
4,800,000 3.625%,  3/31/2028 4,825,875
1,500,000 1.250%,  5/31/2028 1,342,207
3,150,000 4.000%,  10/31/2029 3,239,209
Total 39,689,731
Total Long-Term Fixed Income
(cost $93,415,691) 89,003,964
Shares or
Principal
Amount Short-Term Investments ( 5.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.650%, 5/15/2023
e,f
99,823
100,000 4.790%, 5/19/2023
e,f
99,773
Thrivent Core Short-Term Reserve
Fund
444,058 5.260% 4,440,575
Total Short-Term Investments
(cost $4,633,527) 4,640,171
Total Investments (cost
$98,049,218) 102.9% $93,644,135
Other Assets and Liabilities, Net
(2.9%) (2,632,795)
Total Net Assets 100.0% $91,011,340
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $5,750,159 or 6.3% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 581,077
Gross unrealized depreciation (4,749,184)
Net unrealized appreciation (depreciation) $ (4,168,107)
Cost for federal income tax purposes $ 97,931,096

Government Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,125,608 – 4,125,608 –
Collateralized Mortgage Obligations 11,668,569 – 11,668,569 –
Commercial Mortgage-Backed Securities 5,383,880 – 5,383,880 –
Financials 488,384 – 488,384 –
Foreign Government 479,805 – 479,805 –
Mortgage-Backed Securities 27,167,987 – 27,167,987 –
U.S. Government & Agencies 39,689,731 – 39,689,731 –
Short-Term Investments 199,596 – 199,596 –
Subtotal Investments in Securities $89,203,560 $– $89,203,560 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,440,575
Subtotal Other Investments $4,440,575
Total Investments at Value $93,644,135
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 167,270 167,270 – –
Total Asset Derivatives $167,270 $167,270 $– $–
Liability Derivatives
Futures Contracts 48,416 48,416 – –
Total Liability Derivatives $48,416 $48,416 $– $–
The following table presents Government Bond Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $199,596 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 12 June 2023 $ 1,340,655 $ 41,783
CBOT 2-Yr. U.S. Treasury Note 10 June 2023 2,062,220 (580)
CBOT 5-Yr. U.S. Treasury Note 28 June 2023 3,003,292 69,489
CBOT U.S. Long Bond 9 June 2023 1,128,908 55,998
Total Futures Long Contracts $ 7,535,075 $ 166,690
CME Ultra Long Term U.S. Treasury Bond (8) June 2023 ( $ 1,083,414) ( $ 47,836)
Total Futures Short Contracts ( $ 1,083,414) ($47,836)
Total Futures Contracts $ 6,451,661 $118,854

Government Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 167,270
Total Interest Rate Contracts 167,270
Total Asset Derivatives $167,270
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 48,416
Total Interest Rate Contracts 48,416
Total Liability Derivatives $48,416
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 18,805
Futures Net realized gains/(losses) on Futures contracts (68,127)
Total Interest Rate Contracts (49,322)
Total ($49,322)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 45,538
Total Interest Rate Contracts 45,538
Total $45,538
The following table presents Government Bond Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $6,769,465
Futures - Short (5,320,109)
Options Written (1,278,578)

Government Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $13,232 $19,361 $28,152 $4,441 444 4.9%
Total Affiliated Short-Term Investments 13,232 4,441 4.9
Total Value $13,232 $4,441
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $227
Total Income/Non Income Cash from Affiliated Investments $227
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 100.5% ) Value
Alabama (0.6%)
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
$ 200,000 5.500%, 8/1/2058, Ser. A
a
$ 216,934
Total 216,934
Arizona (3.8%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053 239,729
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
b
182,545
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 347,833
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
b
263,013
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
250,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
c
260,482
Total 1,293,602
California (6.4%)
California Community Choice
Financing Auth. Rev. (Clean
Energy)
250,000 5.000%, 8/1/2029, Ser. A-1
c
265,221
200,000 5.250%, 10/1/2031, Ser. C
c
208,798
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 231,642
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 243,418
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 229,289
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
c
251,663
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 254,088
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
b
255,171
Principal
Amount
Long-Term Fixed Income
(100.5%) Value
California (6.4%) - continued
California Public Finance Auth.
Senior Living Rev. (Enso Village)
$ 250,000 5.000%, 11/15/2056, Ser. A
b
$ 209,992
Total 2,149,282
Colorado (4.9%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 251,913
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 228,938
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 283,862
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
b
129,203
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 316,943
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 218,560
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,577
Total 1,659,996
Connecticut (0.7%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
b
224,354
Total 224,354
Delaware (1.7%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 343,340
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 222,269
Total 565,609
Florida (6.7%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 184,002
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
b
192,173

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Florida (6.7%) - continued
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
$ 200,000 5.750%, 6/15/2047, Ser. A $ 206,660
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 147,253
250,000 4.000%, 7/1/2055, Ser. A 198,755
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 197,309
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 300,360
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 256,278
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 261,780
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 101,519
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
b
210,536
Total 2,256,625
Georgia (4.1%)
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 201,626
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 258,945
Monroe County, GA Development
Auth. Pollution Control Rev.
(Georgia Power Company Plant
Scherer)
250,000 3.875%, 10/1/2048
c
251,124
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 253,955
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
400,000 5.250%, 10/1/2051 426,815
Total 1,392,465
Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Guam (1.0%)
Guam Power Auth. Rev. Refg.
$ 300,000 5.000%, 10/1/2034, Ser. A $ 327,072
Total 327,072
Idaho (0.6%)
College of Western Idaho Annual
Appropriation C.O.P
200,000 5.000%, 8/1/2052 208,144
Total 208,144
Illinois (5.8%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 255,914
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 202,971
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
b
247,287
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 150,390
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 244,032
Illinois Sports Fac. Auth. Rev. Refg.
300,000 5.000%, 6/15/2031 306,001
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
a
70,028
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
a
232,600
Peoria, IL G.O. (AGM Insured)
250,000 4.375%, 1/1/2042, Ser. A
a,d
249,777
Total 1,959,000
Indiana (0.8%)
Indiana Housing & Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 118,263
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 148,854
Total 267,117
Iowa (1.8%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 143,181
150,000 5.000%, 5/15/2043, Ser. A 115,534

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Iowa (1.8%) - continued
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
$ 350,000 5.375%, 10/1/2052 $ 364,031
Total 622,746
Kansas (0.5%)
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
b
153,396
Total 153,396
Louisiana (0.9%)
East Baton Rouge Parish, LA
Industrial Development Board
Rev. (ExxonMobil)
100,000 3.770%, 12/1/2051
c
100,000
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser, A-1
c
198,935
Total 298,935
Maryland (1.8%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 205,593
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 217,610
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
b
201,520
Total 624,723
Massachusetts (0.6%)
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 199,774
Total 199,774
Michigan (1.7%)
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 104,703
225,000 5.000%, 12/31/2043, AMT 226,865
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT
c
248,339
Total 579,907
Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Minnesota (4.2%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
$ 290,000 4.000%, 9/1/2041 $ 240,146
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 239,565
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 256,838
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 335,592
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 177,438
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 169,590
Total 1,419,169
Missouri (2.4%)
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 115,881
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 201,861
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
300,000 4.000%, 2/15/2051 262,657
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
b
245,758
Total 826,157
Montana (0.6%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 207,112
Total 207,112
Nebraska (0.7%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 230,322
Total 230,322

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Nevada (0.7%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
$ 225,000 5.000%, 9/1/2042, Ser. A $ 230,153
Total 230,153
New Hampshire (0.8%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 262,957
Total 262,957
New Jersey (2.1%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 170,473
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 228,658
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 313,708
Total 712,839
New York (11.8%)
Build NYC Resource Corporation
Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
b
205,483
Build NYC Resource Corporation
Rev. (Global Community Charter
School)
410,000 5.000%, 6/15/2042 400,116
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 186,829
Huntington, NY Local Development
Corporation Rev. (Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
10,000 3.000%, 7/1/2025, Ser. C 9,658
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
c
272,423
New York City, NY G.O.
685,000 3.720%, 4/1/2036, Ser. L-3
c
685,000
250,000 4.500%, 5/1/2049, Ser. D-1 258,159
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
620,000
3.720%, 6/15/2035, Ser.
BB-2
c
620,000
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 306,377
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 211,352
Principal
Amount
Long-Term Fixed Income
(100.5%) Value
New York (11.8%) - continued
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
$ 225,000 5.000%, 1/1/2036, AMT $ 232,662
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 414,098
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
*
180,148
Total 3,982,305
North Carolina (1.9%)
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
a,d
267,401
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 362,839
Total 630,240
North Dakota (1.3%)
Horace, ND Refg. Improvement
U.T.G.O.
200,000 5.000%, 5/1/2048, Ser. A 200,038
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 235,584
Total 435,622
Ohio (2.3%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 466,041
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
245,000 4.000%, 12/1/2055, Ser. A
b
206,273
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 102,689
Total 775,003
Oregon (1.5%)
Oregon G.O.
250,000 5.000%, 5/1/2048, Ser. ER 280,573
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 235,530
Total 516,103

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Pennsylvania (2.3%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
$ 350,000
5.000%, 1/1/2051, Ser. A,
AMT $ 361,833
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 197,887
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
210,000 5.500%, 6/30/2037, AMT 233,329
Total 793,049
Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 429,851
Total 429,851
South Carolina (0.5%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 169,798
Total 169,798
South Dakota (0.6%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 202,558
Total 202,558
Tennessee (0.9%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 309,651
Total 309,651
Texas (9.4%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
250,000 4.000%, 8/15/2043, Ser. A
a,d
247,094
Gulf Coast, TX Waste Disposal
Auth. Rev. (ExxonMobil)
570,000 3.830%, 12/1/2025, AMT
c
570,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 229,094
Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Texas (9.4%) - continued
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
$ 350,000 4.000%, 12/1/2041, Ser. A $ 313,036
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 304,833
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 229,230
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
b
177,928
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
250,000 5.000%, 10/1/2031, Ser. A 238,419
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 275,439
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 233,494
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
50,000 5.000%, 12/15/2031 52,596
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 300,595
Total 3,171,758
Utah (1.8%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
b
377,522
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 237,676
Total 615,198
Virginia (3.4%)
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 230,070
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 431,652

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.5%) Value
Virginia (3.4%) - continued
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
$ 500,000 4.000%, 1/1/2039, AMT $ 469,923
Total 1,131,645
West Virginia (1.1%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
b
385,333
Total 385,333
Wisconsin (4.5%)
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 333,608
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 249,965
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 399,891
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
350,000 4.000%, 6/1/2040, Ser. A 318,848
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 218,237
Total 1,520,549
Total Long-Term Fixed Income
(cost $37,497,049) 33,957,053
Principal
Amount Short-Term Investments ( 0.3% )
e
Value
Federal Home Loan Bank Discount
Notes
100,000 4.720%, 6/21/2023
f
99,330
Total Short-Term Investments
(cost $99,305) 99,330
Total Investments
(cost $37,596,354) 100.8% $34,056,383
Other Assets and Liabilities,
Net -0.8% (272,823)
Total Net Assets 100.0% $33,783,560
a To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $3,867,487 or 11.4% of
total net assets.
c Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
High Income Municipal Bond Fund as of April 28, 2023
was $180,148 or 0.53% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 28, 2023.
Security
Acquisition
Date Cost
Suffolk County, NY Economic
Development Corporation
Rev. (St. Johnland Assisted
Living, Inc.), 11/1/2054 2/12/2021 $ 250,748
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $190,888
Gross unrealized depreciation (3,784,684)
Net unrealized appreciation (depreciation) ($3,593,796)
Cost for federal income tax purposes $37,619,891

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 9,173,599 – 9,173,599 –
Electric Revenue 832,151 – 832,151 –
General Obligation 2,350,977 – 2,350,977 –
Health Care 5,481,116 – 5,481,116 –
Housing Finance 1,255,242 – 1,255,242 –
Industrial Development Revenue 1,657,855 – 1,657,855 –
Other Revenue 4,236,464 – 4,236,464 –
Tax Revenue 1,722,823 – 1,722,823 –
Transportation 6,179,482 – 6,179,482 –
Water & Sewer 1,067,344 – 1,067,344 –
Short-Term Investments 99,330 – 99,330 –
Total Investments at Value $34,056,383 $– $34,056,383 $–
The following table is a summary of the inputs used, as of April 28, 2023, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 30,288 30,288 – –
Total Liability Derivatives $30,288 $30,288 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling
$99,330 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (5) June 2023 ( $ 627,994) ( $ 30,288)
Total Futures Short Contracts ( $ 627,994) ($30,288)
Total Futures Contracts ( $ 627,994) ($30,288)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 30,288
Total Interest Rate Contracts 30,288
Total Liability Derivatives $30,288
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Income Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for High
Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 144,445
Total Interest Rate Contracts 144,445
Total $144,445
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (298,235)
Total Interest Rate Contracts (298,235)
Total ($298,235)
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($1,386,781)

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.5% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 2,918,555
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
$ 2,758,034
Total 2,758,034
Communications Services (1.1%)
Cengage Learning, Inc., Term
Loan
2,336,281
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,277,547
DIRECTV Financing, LLC, Term
Loan
2,651,225
10.025%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,541,040
Gogo Intermediate Holdings, LLC,
Term Loan
738,616
8.847%,  (LIBOR 3M +
3.750%), 4/30/2028
b
731,887
NEP Group, Inc., Term Loan
2,359,554
8.275%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,204,130
Total 7,754,604
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,528,100
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,376,895
Total 1,376,895
Consumer Non-Cyclical (0.4%)
Alltech, Inc., Term Loan
1,442,695
9.025%,  (LIBOR 1M +
4.000%), 10/15/2028
b
1,388,594
B&G Foods, Inc., Term Loan
573,888
7.525%,  (LIBOR 1M +
2.500%), 10/10/2026
b
553,291
City Brewing Company, LLC, Term
Loan
1,086,216
8.760%,  (LIBOR 3M +
3.500%), 4/5/2028
b
427,024
Total 2,368,909
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,523,584
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,517,597
Total 1,517,597
Technology (0.7%)
CoreLogic, Inc., Term Loan
1,388,850
8.563%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,242,771
Peraton Corporation, Term Loan
2,770,884
8.832%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,710,839
Principal
Amount Bank Loans (3.5%)
a
Value
Technology (0.7%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,421,000
7.595%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 580,478
Total 4,534,088
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,560,000
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,574,567
Air Canada, Term Loan
972,650
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
969,158
Total 3,543,725
Total Bank Loans
(cost $26,024,476) 23,853,852
Principal
Amount Long-Term Fixed Income ( 89.5% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,d,e
2,860
Cascades, Inc./Cascades USA,
Inc.
970,000 5.125%,  1/15/2026
f,g
921,698
Chemours Company
2,410,000 5.750%,  11/15/2028
f
2,141,962
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
f,g
1,313,636
1,090,000 4.875%,  3/1/2031
f,g
957,183
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
f
3,060,608
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
f
918,002
1,938,000 6.875%,  10/15/2027
f
1,881,506
Hecla Mining Company
805,000 7.250%,  2/15/2028 805,074
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
f
675,137
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,377,804
Methanex Corporation
1,817,000 4.250%,  12/1/2024 1,775,114
Novelis Corporation
580,000 3.250%,  11/15/2026
f
530,969
2,010,000 4.750%,  1/30/2030
f
1,818,796
580,000 3.875%,  8/15/2031
f
485,692
OCI NV
2,564,000 4.625%,  10/15/2025
f
2,436,465
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,388,750
SCIL IV, LLC/SCIL USA Holdings,
LLC
2,049,000 5.375%,  11/1/2026
f
1,886,407
SK Invictus Intermediate II SARL
1,643,000 5.000%,  10/30/2029
f
1,398,883
SPCM SA
926,000 3.125%,  3/15/2027
f
826,827

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Basic Materials (5.3%) - continued
$ 1,157,000 3.375%,  3/15/2030
f
$ 957,280
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
f
1,945,032
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
f
2,232,664
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
f
1,554,926
United States Steel Corporation
2,111,000 6.875%,  3/1/2029 2,074,272
Total 36,367,547
Capital Goods (11.9%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,e,h
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
f
2,256,750
AECOM
1,850,000 5.125%,  3/15/2027 1,812,205
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
f
1,838,201
2,750,000 4.625%,  5/15/2030
f
2,492,836
ARD Finance SA
1,500,000 6.500%,  6/30/2027
f
1,229,274
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
f
2,446,725
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
f
1,525,724
Bombardier, Inc.
4,000 7.125%,  6/15/2026
f
3,987
2,250,000 7.875%,  4/15/2027
f,g
2,243,387
1,755,000 6.000%,  2/15/2028
f
1,664,517
Builders FirstSource, Inc.
900,000 5.000%,  3/1/2030
f
840,286
Canpack SA/Canpack US, LLC
1,380,000 3.125%,  11/1/2025
f
1,224,067
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
f
2,090,900
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
f
2,805,638
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
f
267,949
546,000 8.750%,  4/15/2030
f
502,491
Cornerstone Building Brands, Inc.
1,401,000 6.125%,  1/15/2029
f
1,054,253
Covanta Holding Corporation
826,000 4.875%,  12/1/2029
f
735,140
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
f,g
1,454,118
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,786,955
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
f
3,545,765
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
f
3,899,520
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
f
4,469,327
Principal
Amount Long-Term Fixed Income (89.5%) Value
Capital Goods (11.9%) - continued
Howmet Aerospace, Inc.
$ 3,168,000 3.000%,  1/15/2029 $ 2,842,970
JELD-WEN, Inc.
761,000 6.250%,  5/15/2025
f
766,293
Mauser Packaging Solutions
Holding Company
1,875,000 9.250%,  4/15/2027
f
1,779,373
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
f
976,920
Mueller Water Products, Inc.
1,135,000 4.000%,  6/15/2029
f
1,025,003
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
f
1,960,714
New Enterprise Stone and Lime
Company, Inc.
3,053,000 5.250%,  7/15/2028
f
2,732,435
OI European Group BV
2,270,000 4.750%,  2/15/2030
f
2,084,087
Owens-Brockway Glass Container,
Inc.
1,309,000 5.875%,  8/15/2023
f
1,306,617
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
f
1,417,782
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
f
1,951,910
Roller Bearing Company of
America, Inc.
1,463,000 4.375%,  10/15/2029
f
1,327,038
Sealed Air Corporation
1,089,000 6.125%,  2/1/2028
f
1,105,009
Silgan Holdings, Inc.
810,000 4.125%,  2/1/2028 757,350
SRM Escrow Issuer, LLC
3,575,000 6.000%,  11/1/2028
f
3,345,937
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
f
4,275,114
713,000 6.750%,  8/15/2028
f
724,081
110,000 4.625%,  1/15/2029 99,550
1,885,000 4.875%,  5/1/2029 1,713,000
Triumph Group, Inc.
1,407,000 9.000%,  3/15/2028
f
1,426,304
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
f
1,009,688
470,000 8.500%,  8/15/2027
f,g
453,751
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,505,088
WESCO Distribution, Inc.
2,510,000 7.250%,  6/15/2028
f
2,576,437
Total 81,369,716
Communications Services (11.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,873,000 10.500%,  2/15/2028
f
1,002,776
Altice Financing SA
935,000 5.750%,  8/15/2029
f
745,806
Altice France SA/France
1,410,000 5.125%,  7/15/2029
f
1,042,477
2,676,000 5.500%,  10/15/2029
f
2,003,202

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Communications Services (11.5%) - continued
AMC Networks, Inc.
$ 810,000 5.000%,  4/1/2024 $ 798,894
1,623,000 4.250%,  2/15/2029 1,124,420
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
f
415,625
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,521,000 5.000%,  2/1/2028
f
2,330,898
3,250,000 5.375%,  6/1/2029
f
2,980,633
347,000 6.375%,  9/1/2029
f
329,775
3,760,000 4.750%,  3/1/2030
f
3,235,089
1,814,000 4.250%,  2/1/2031
f
1,485,686
1,218,000 4.750%,  2/1/2032
f
1,007,872
Clear Channel Worldwide
Holdings, Inc.
1,608,000 5.125%,  8/15/2027
f
1,452,446
Connect Finco SARL/Connect US
Finco, LLC
1,048,000 6.750%,  10/1/2026
f
998,800
Consolidated Communications,
Inc.
925,000 5.000%,  10/1/2028
f
678,210
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
f
1,919,263
1,432,000 6.500%,  2/1/2029
f
1,195,624
2,325,000 4.125%,  12/1/2030
f
1,668,611
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
835,000 5.875%,  8/15/2027
f
732,771
DISH DBS Corporation
634,000 5.875%,  11/15/2024 524,558
1,019,000 5.250%,  12/1/2026
f
778,345
719,000 7.375%,  7/1/2028 360,236
760,000 5.750%,  12/1/2028
f
540,290
1,162,000 5.125%,  6/1/2029 535,896
DISH Network Corporation
321,000 11.750%,  11/15/2027
f
303,231
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
f
773,207
1,410,000 5.000%,  5/1/2028
f
1,238,138
840,000 6.750%,  5/1/2029
f,g
676,068
510,000 8.750%,  5/15/2030
f
504,441
GCI, LLC
3,410,000 4.750%,  10/15/2028
f
2,915,550
Gray Escrow II, Inc.
5,021,000 5.375%,  11/15/2031
f
3,218,563
Iliad Holding SASU
2,471,000 6.500%,  10/15/2026
f
2,377,621
Lamar Media Corporation
730,000 3.750%,  2/15/2028 669,799
1,109,000 3.625%,  1/15/2031 955,276
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
f
3,163,125
Level 3 Financing, Inc.
1,580,000 4.625%,  9/15/2027
f
975,855
1,640,000 4.250%,  7/1/2028
f
956,032
957,000 10.500%,  5/15/2030
f
916,139
Magallanes, Inc.
2,300,000 4.054%,  3/15/2029
f
2,129,012
Principal
Amount Long-Term Fixed Income (89.5%) Value
Communications Services (11.5%) - continued
Netflix, Inc.
$ 660,000 4.875%,  4/15/2028 $ 664,115
News Corporation
1,610,000 3.875%,  5/15/2029
f
1,429,406
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
866,000 6.250%,  6/15/2025
f
866,747
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
f
1,504,500
Radiate Holdco, LLC/Radiate
Finance, Inc.
945,000 6.500%,  9/15/2028
f
440,937
Scripps Escrow II, Inc.
761,000 3.875%,  1/15/2029
f
591,569
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
f
563,837
360,000 5.000%,  8/1/2027
f
331,129
1,640,000 4.000%,  7/15/2028
f
1,384,734
860,000 3.875%,  9/1/2031
f
649,877
Sprint Corporation
5,960,000 7.625%,  2/15/2025 6,140,903
TEGNA, Inc.
2,170,000 4.625%,  3/15/2028 1,931,951
Telecom Italia Capital SA
240,000 6.000%,  9/30/2034 204,596
Telecom Italia SPA
424,000 5.303%,  5/30/2024
f
414,136
Telesat Canada/Telesat, LLC
1,080,000 4.875%,  6/1/2027
f
578,013
405,000 6.500%,  10/15/2027
f
141,931
United States Cellular Corporation
1,711,000 6.700%,  12/15/2033 1,557,010
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,232,000 4.750%,  4/15/2028
f
1,774,844
Univision Communications, Inc.
2,083,000 6.625%,  6/1/2027
f
2,005,651
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
f
1,669,037
WMG Acquisition Corporation
402,000 3.750%,  12/1/2029
f
353,760
540,000 3.875%,  7/15/2030
f
476,550
1,353,000 3.000%,  2/15/2031
f,g
1,107,319
YPSO Finance BIS SA
780,000 10.500%,  5/15/2027
f
576,013
Total 79,018,825
Consumer Cyclical (17.4%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,025,000 4.375%,  1/15/2028
f
3,762,710
Adient Global Holdings, Ltd.
1,097,000 4.875%,  8/15/2026
f
1,054,039
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,465,000 6.625%,  7/15/2026
f
1,412,189
940,000 6.000%,  6/1/2029
f
736,942

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Consumer Cyclical (17.4%) - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 1,175,000 4.625%,  6/1/2028
f
$ 1,020,652
700,000 4.625%,  6/1/2028
f
609,371
Allison Transmission, Inc.
1,970,000 3.750%,  1/30/2031
f
1,681,578
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
g
1,802,626
Arko Corporation
1,344,000 5.125%,  11/15/2029
f
1,089,043
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
f
584,500
1,333,000 4.625%,  4/1/2030
f
1,104,564
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
f
1,721,284
Boyne USA, Inc.
754,000 4.750%,  5/15/2029
f
682,976
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,875,000 5.000%,  6/15/2029
f
1,477,664
435,000 4.875%,  2/15/2030
f
339,300
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
f
3,075,749
1,400,000 8.125%,  7/1/2027
f
1,428,353
2,153,000 4.625%,  10/15/2029
f,g
1,888,817
Carnival Corporation
1,558,000 10.500%,  2/1/2026
f
1,626,435
2,147,000 5.750%,  3/1/2027
f
1,766,980
850,000 4.000%,  8/1/2028
f
736,818
Cedar Fair, LP
1,849,000 5.250%,  7/15/2029 1,720,030
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
f
885,441
809,000 6.750%,  5/1/2031
f
814,299
Cinemark USA, Inc.
2,246,000 5.875%,  3/15/2026
f,g
2,145,986
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,800,000 6.750%,  5/15/2028
f,i
1,806,966
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,433,571
1,656,000 6.100%,  8/19/2032 1,579,296
Ford Motor Credit Company, LLC
2,000,000 2.300%,  2/10/2025 1,861,985
2,090,000 4.134%,  8/4/2025 1,977,740
2,900,000 3.375%,  11/13/2025 2,693,112
1,725,000 7.350%,  3/6/2030 1,771,852
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029 1,241,960
1,170,000 5.250%,  7/15/2031
g
1,009,125
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
f,g
442,416
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
f,g
1,776,446
Hilton Domestic Operating
Company, Inc.
1,950,000 4.875%,  1/15/2030 1,851,350
887,000 3.625%,  2/15/2032
f
756,975
Principal
Amount Long-Term Fixed Income (89.5%) Value
Consumer Cyclical (17.4%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
$ 1,742,000 5.000%,  6/1/2029
f
$ 1,576,633
International Game Technology plc
1,500,000 6.250%,  1/15/2027
f
1,520,625
550,000 5.250%,  1/15/2029
f
527,381
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
f
954,390
Jaguar Land Rover Automotive plc
2,134,000 5.500%,  7/15/2029
f
1,766,630
KAR Auction Services, Inc.
534,000 5.125%,  6/1/2025
f
529,448
KB Home
1,870,000 6.875%,  6/15/2027 1,918,984
L Brands, Inc.
1,810,000 5.250%,  2/1/2028 1,730,369
2,190,000 6.625%,  10/1/2030
f
2,102,322
970,000 6.875%,  11/1/2035 877,909
Live Nation Entertainment, Inc.
1,440,000 4.750%,  10/15/2027
f,g
1,333,656
Macy's Retail Holdings, LLC
2,240,000 5.875%,  4/1/2029
f,g
2,051,907
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
f
1,139,092
Michaels Companies, Inc.
1,314,000 5.250%,  5/1/2028
f
1,082,486
NCL Corporation, Ltd.
389,000 3.625%,  12/15/2024
f
364,710
540,000 5.875%,  3/15/2026
f
465,138
1,822,000 5.875%,  2/15/2027
f
1,718,651
New Red Finance, Inc.
1,385,000 4.000%,  10/15/2030
f
1,209,079
Nissan Motor Company, Ltd.
398,000 3.522%,  9/17/2025
f
372,354
369,000 4.345%,  9/17/2027
f
338,154
367,000 4.810%,  9/17/2030
f
322,799
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 567,346
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
f
1,179,437
PetSmart, Inc./PetSmart Finance
Corporation
3,225,000 7.750%,  2/15/2029
f
3,180,271
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,337,000 5.750%,  4/15/2026
f
3,311,851
1,595,000 3.375%,  8/31/2027
f
1,425,364
1,484,000 6.250%,  1/15/2028
f
1,389,819
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
2,905,000 5.750%,  1/15/2029
f
2,156,962
Royal Caribbean Cruises, Ltd.
816,000 11.500%,  6/1/2025
f
865,981
2,628,000 4.250%,  7/1/2026
f
2,352,291
1,261,000 9.250%,  1/15/2029
f
1,345,203
Scientific Games International, Inc.
2,700,000 7.250%,  11/15/2029
f
2,700,000
680,000 6.625%,  3/1/2030
f
603,316

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Consumer Cyclical (17.4%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 1,219,000 5.250%,  8/15/2029
f
$ 1,097,137
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
f
509,157
Staples, Inc.
1,407,000 10.750%,  4/15/2027
f
952,450
Station Casinos, LLC
700,000 4.500%,  2/15/2028
f
643,601
724,000 4.625%,  12/1/2031
f
619,951
Travel + Leisure Company
830,000 6.625%,  7/31/2026
f
828,323
Tripadvisor, Inc.
406,000 7.000%,  7/15/2025
f
408,537
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
f,g
1,473,286
VICI Properties, LP/VICI Note
Company, Inc.
2,250,000 5.750%,  2/1/2027
f
2,235,552
2,010,000 3.750%,  2/15/2027
f
1,878,647
Viking Cruises, Ltd.
2,331,000 5.875%,  9/15/2027
f
1,999,835
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
f
1,862,873
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
f
885,953
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
f,g
1,357,493
ZF North America Capital, Inc.
947,000 6.875%,  4/14/2028
f
974,638
Total 119,079,131
Consumer Non-Cyclical (12.0%)
1375209 B.C., Ltd.
1,339,000 9.000%,  1/30/2028
f
1,325,610
Albertson's Companies, Inc.
4,230,000 5.875%,  2/15/2028
f
4,187,446
Albertsons Companies, Inc./
Safeway, Inc.
1,830,000 4.625%,  1/15/2027
f
1,769,055
384,000 3.500%,  3/15/2029
f
340,222
Aramark Services, Inc.
2,587,000 5.000%,  2/1/2028
f
2,463,859
Avantor Funding, Inc.
1,590,000 4.625%,  7/15/2028
f
1,487,247
B&G Foods, Inc.
811,000 5.250%,  9/15/2027 710,296
Bausch Health Companies, Inc.
1,154,000 5.500%,  11/1/2025
f,g
1,005,821
1,635,000 4.875%,  6/1/2028
f
1,077,056
1,577,000 11.000%,  9/30/2028
f
1,271,456
BellRing Brands, Inc.
1,124,000 7.000%,  3/15/2030
f
1,151,513
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 1,988,473
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
f
255,538
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
f
1,805,737
Principal
Amount Long-Term Fixed Income (89.5%) Value
Consumer Non-Cyclical (12.0%) - continued
CHS/Community Health Systems,
Inc.
$ 1,835,000 5.625%,  3/15/2027
f
$ 1,693,285
719,000 4.750%,  2/15/2031
f
580,045
Coty, Inc.
1,602,000 5.000%,  4/15/2026
f
1,564,177
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
f
2,246,429
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
f
1,397,253
Embecta Corporation
1,210,000 5.000%,  2/15/2030
f,g
1,043,710
Encompass Health Corporation
3,545,000 4.500%,  2/1/2028 3,342,422
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
f
2,095,349
HCA, Inc.
1,669,000 5.375%,  2/1/2025 1,669,825
Herbalife Nutrition, Ltd.
950,000 7.875%,  9/1/2025
f
909,136
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,345,000 4.875%,  6/1/2029
f
1,795,144
Jazz Securities DAC
1,066,000 4.375%,  1/15/2029
f
979,723
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
800,000 5.125%,  2/1/2028
f
781,332
Lamb Weston Holdings, Inc.
920,000 4.125%,  1/31/2030
f
842,565
Mattel, Inc.
2,720,000 3.375%,  4/1/2026
f
2,572,838
1,025,000 5.875%,  12/15/2027
f
1,026,262
Mozart Debt Merger Sub, Inc.
1,398,000 3.875%,  4/1/2029
f
1,223,185
1,527,000 5.250%,  10/1/2029
f,g
1,320,799
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,359,000 4.125%,  4/30/2028
f
2,170,291
Owens & Minor, Inc.
1,366,000 6.625%,  4/1/2030
f
1,188,420
Performance Food Group, Inc.
1,183,000 4.250%,  8/1/2029
f
1,076,949
Perrigo Finance Unlimited
Company
2,356,000 4.375%,  3/15/2026 2,265,027
Pilgrim's Pride Corporation
1,366,000 3.500%,  3/1/2032 1,099,630
Post Holdings, Inc.
716,000 5.625%,  1/15/2028
f
699,601
766,000 5.500%,  12/15/2029
f
728,574
1,715,000 4.500%,  9/15/2031
f
1,500,757
Primo Water Holdings, Inc.
1,633,000 4.375%,  4/30/2029
f
1,440,185
SEG Holding, LLC
3,275,000 5.625%,  10/15/2028
f
3,103,062
Simmons Foods, Inc.
2,568,000 4.625%,  3/1/2029
f
2,121,810

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Consumer Non-Cyclical (12.0%) - continued
Spectrum Brands, Inc.
$ 1,740,000 5.000%,  10/1/2029
f
$ 1,574,700
730,000 5.500%,  7/15/2030
f
672,450
Syneos Health, Inc.
2,030,000 3.625%,  1/15/2029
f
1,696,471
Tenet Healthcare Corporation
1,795,000 4.875%,  1/1/2026 1,767,817
3,960,000 5.125%,  11/1/2027 3,842,291
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,553,787
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,924,055
United Natural Foods, Inc.
1,697,000 6.750%,  10/15/2028
f
1,610,792
Total 81,959,477
Energy (12.7%)
Antero Resources Corporation
490,000 5.375%,  3/1/2030
f
459,082
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
f
931,142
Baytex Energy Corporation
474,000 8.500%,  4/30/2030
f
476,522
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 741,106
1,530,000 4.500%,  3/1/2028
f
1,390,388
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026
g
1,904,274
669,000 7.500%,  6/15/2030
f,g
635,427
Cheniere Energy Partners, LP
2,345,000 4.500%,  10/1/2029 2,206,262
232,000 3.250%,  1/31/2032 193,275
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
f
920,630
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
f
1,167,976
Chord Energy Corporation
930,000 6.375%,  6/1/2026
f
925,196
CNX Resources Corporation
1,438,000 7.375%,  1/15/2031
f
1,387,405
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
f
2,317,876
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
f
2,182,490
CrownRock, LP/CrownRock
Finance, Inc.
1,710,000 5.625%,  10/15/2025
f
1,688,094
DT Midstream, Inc.
1,390,000 4.125%,  6/15/2029
f
1,231,892
540,000 4.375%,  6/15/2031
f
469,538
Endeavor Energy Resources, LP/
EER Finance, Inc.
980,000 5.750%,  1/30/2028
f
975,097
Enerflex, Ltd.
1,080,000 9.000%,  10/15/2027
f
1,076,112
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
f
2,388,369
810,000 6.500%,  9/1/2030
f
818,238
Principal
Amount Long-Term Fixed Income (89.5%) Value
Energy (12.7%) - continued
EQM Midstream Partners, LP
$ 1,356,000 4.750%,  1/15/2031
f
$ 1,111,338
EQT Corporation
470,000 3.125%,  5/15/2026
f
436,501
1,335,000 3.900%,  10/1/2027 1,262,977
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,423,000 5.375%,  4/1/2026
f
1,326,719
Genesis Energy LP/Genesis
Energy Finance Corporation
1,080,000 8.875%,  4/15/2030 1,081,448
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
f
3,101,687
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
f
698,874
1,395,000 4.250%,  2/15/2030
f
1,240,281
Hilcorp Energy I, LP/Hilcorp
Finance Company
1,911,000 5.750%,  2/1/2029
f
1,785,367
935,000 6.000%,  2/1/2031
f
861,718
1,440,000 6.250%,  4/15/2032
f
1,346,227
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
f
1,083,457
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
f
1,951,412
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
f
1,386,551
Laredo Petroleum, Inc.
2,690,000 7.750%,  7/31/2029
f
2,374,732
MEG Energy Corporation
1,760,000 7.125%,  2/1/2027
f
1,803,907
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,440,745
Nabors Industries, Ltd.
1,755,000 7.250%,  1/15/2026
f
1,654,219
New Fortress Energy, Inc.
840,000 6.750%,  9/15/2025
f
799,963
Noble Finance II, LLC
1,350,000 8.000%,  4/15/2030
f
1,382,427
Northriver Midstream Finance, LP
665,000 5.625%,  2/15/2026
f
624,395
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 475,655
Occidental Petroleum Corporation
565,000 8.500%,  7/15/2027 622,138
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 841,310
470,000 5.150%,  11/15/2029 419,723
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
f
1,279,913
Range Resources Corporation
820,000 4.875%,  5/15/2025 808,922
1,718,000 4.750%,  2/15/2030
f
1,580,560
Rockcliff Energy II, LLC
1,047,000 5.500%,  10/15/2029
f
946,823
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
c,d,e
3
SM Energy Company
820,000 5.625%,  6/1/2025 801,050

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Energy (12.7%) - continued
$ 1,908,000 6.750%,  9/15/2026 $ 1,879,380
Southwestern Energy Company
1,409,000 5.375%,  2/1/2029 1,328,375
976,000 4.750%,  2/1/2032 860,593
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
1,657,000 5.875%,  3/1/2027 1,615,250
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 878,382
784,000 4.500%,  4/30/2030 699,696
Talen Energy Supply, LLC
935,000 8.625%,  6/1/2030
f,i
935,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
1,880,000 5.500%,  1/15/2028
f
1,739,315
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,441,808
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
f
849,422
Transocean, Inc.
2,922,000 11.500%,  1/30/2027
f
2,990,609
USA Compression Partners, LP
700,000 6.875%,  9/1/2027 681,233
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,100,000 6.875%,  4/1/2026 1,088,119
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
f
1,768,554
882,000 6.250%,  1/15/2030
f
894,354
1,280,000 4.125%,  8/15/2031
f
1,133,891
Weatherford International, Ltd.
2,151,000 8.625%,  4/30/2030
f
2,191,052
Western Gas Partners, LP
1,154,000 4.650%,  7/1/2026 1,121,919
Total 87,114,385
Financials (8.0%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b,g
2,281,765
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,075,000 6.750%,  10/15/2027
f
1,003,506
Ally Financial, Inc.
348,000 6.700%,  2/14/2033 314,014
AmWINS Group, Inc.
1,238,000 4.875%,  6/30/2029
f
1,123,382
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
f
800,250
Centene Corporation
662,000 4.250%,  12/15/2027 632,620
970,000 4.625%,  12/15/2029 914,225
830,000 3.375%,  2/15/2030 732,529
Coinbase Global, Inc.
543,000 3.625%,  10/1/2031
f
303,439
Credit Acceptance Corporation
1,903,000 5.125%,  12/31/2024
f
1,812,863
Principal
Amount Long-Term Fixed Income (89.5%) Value
Financials (8.0%) - continued
Credit Suisse Group AG
$ 950,000 2.193%,  6/5/2026
b,f
$ 852,640
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
f
4,007,305
EPR Properties
712,000 4.950%,  4/15/2028 635,336
476,000 3.750%,  8/15/2029 379,601
Fortress Transportation and
Infrastructure Investors, LLC
1,659,000 6.500%,  10/1/2025
f
1,638,318
702,000 9.750%,  8/1/2027
f
731,087
Genworth Mortgage Holdings, Inc.
1,032,000 6.500%,  8/15/2025
f
1,021,990
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
4,000,000 3.750%,  12/15/2027
f
3,061,401
goeasy, Ltd.
544,000 5.375%,  12/1/2024
f
516,503
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
f
1,801,360
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
3,338,000 4.750%,  9/15/2024 3,293,038
461,000 6.250%,  5/15/2026 453,606
1,084,000 5.250%,  5/15/2027 1,021,524
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
f
457,422
Macquarie Airfinance Holdings,
Ltd.
675,000 8.375%,  5/1/2028
f
675,445
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
f
1,283,982
MPT Operating Partnership, LP/
MPT Finance Corporation
1,376,000 4.625%,  8/1/2029 1,041,663
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
f
1,292,390
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
2,408,000 4.500%,  9/30/2028
f
1,785,725
Office Properties Income Trust
536,000 4.250%,  5/15/2024 506,065
589,000 2.650%,  6/15/2026 412,304
OneMain Finance Corporation
1,058,000 6.875%,  3/15/2025 1,035,021
1,753,000 7.125%,  3/15/2026 1,708,371
1,152,000 4.000%,  9/15/2030 869,972
Park Intermediate Holdings, LLC
1,477,000 4.875%,  5/15/2029
f
1,277,605
PRA Group, Inc.
1,005,000 7.375%,  9/1/2025
f
998,610
675,000 8.375%,  2/1/2028
f
673,361
Quicken Loans, LLC
1,514,000 3.875%,  3/1/2031
f
1,222,711
RLJ Lodging Trust, LP
677,000 3.750%,  7/1/2026
f
625,629
1,466,000 4.000%,  9/15/2029
f
1,231,440

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Financials (8.0%) - continued
Service Properties Trust
$ 1,448,000 4.650%,  3/15/2024 $ 1,418,512
424,000 4.350%,  10/1/2024 404,708
2,137,000 7.500%,  9/15/2025 2,092,935
SLM Corporation
700,000 4.200%,  10/29/2025 646,625
Synchrony Financial
348,000 7.250%,  2/2/2033 320,159
United Wholesale Mortgage, LLC
375,000 5.500%,  11/15/2025
f
357,260
1,059,000 5.500%,  4/15/2029
f
913,387
USI, Inc./NY
542,000 6.875%,  5/1/2025
f
536,505
XHR, LP
677,000 6.375%,  8/15/2025
f
667,566
762,000 4.875%,  6/1/2029
f
661,347
Total 54,449,022
Technology (5.4%)
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
f,g
1,468,553
Black Knight InfoServ, LLC
2,425,000 3.625%,  9/1/2028
f
2,182,500
Cloud Software Group, Inc.
721,000 6.500%,  3/31/2029
f
649,346
540,000 9.000%,  9/30/2029
f
464,022
CommScope Technologies, LLC
2,702,000 6.000%,  6/15/2025
f,g
2,539,779
CommScope, Inc.
1,470,000 7.125%,  7/1/2028
f,g
1,054,725
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
f
833,319
II-VI, Inc.
848,000 5.000%,  12/15/2029
f
763,310
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
f
3,323,230
610,000 5.000%,  7/15/2028
f
574,147
980,000 5.250%,  7/15/2030
f
902,606
1,830,000 4.500%,  2/15/2031
f
1,591,160
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
f
1,941,875
NCR Corporation
1,903,000 5.750%,  9/1/2027
f
1,867,409
2,056,000 5.125%,  4/15/2029
f
1,778,439
Open Text Corporation
2,058,000 3.875%,  12/1/2029
f
1,729,624
1,427,000 4.125%,  2/15/2030
f
1,218,490
PTC, Inc.
360,000 3.625%,  2/15/2025
f
347,178
1,055,000 4.000%,  2/15/2028
f
980,966
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
f
400,475
550,000 5.375%,  12/1/2028
f
130,515
Seagate HDD Cayman
2,664,000 4.091%,  6/1/2029 2,309,795
Sensata Technologies, Inc.
1,157,000 3.750%,  2/15/2031
f
1,005,135
Principal
Amount Long-Term Fixed Income (89.5%) Value
Technology (5.4%) - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 1,000,000 4.625%,  11/1/2026
f
$ 940,342
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
f
3,861,985
Unisys Corporation
1,460,000 6.875%,  11/1/2027
f
972,042
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
f
1,341,010
Total 37,171,977
Transportation (2.8%)
Allegiant Travel Company
1,220,000 7.250%,  8/15/2027
f
1,204,903
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
f,g
441,763
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
f
1,519,182
978,000 7.250%,  2/15/2028
f
951,235
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,423,000 5.500%,  4/20/2026
f
1,397,377
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,750,000 5.375%,  3/1/2029
f,g
1,587,450
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
f
823,219
344,000 7.375%,  1/15/2026
g
362,565
Hawaiian Brand Intellectual
Property, Ltd.
1,336,000 5.750%,  1/20/2026
f
1,244,643
Hertz Corporation
1,333,000 4.625%,  12/1/2026
f
1,200,580
1,599,000 5.000%,  12/1/2029
f
1,308,174
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
f,g
1,284,656
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
f
454,212
United Airlines, Inc.
1,058,000 4.375%,  4/15/2026
f
1,010,410
1,257,000 4.625%,  4/15/2029
f
1,137,619
VistaJet Malta Finance plc/XO
Management Holding, Inc.
1,683,000 6.375%,  2/1/2030
f,g
1,456,022
XPO Escrow Sub, LLC
1,619,000 7.500%,  11/15/2027
f
1,659,450
Total 19,043,460
Utilities (2.5%)
Calpine Corporation
1,680,000 4.500%,  2/15/2028
f
1,564,597
Edison International
1,155,000 5.000%,  12/15/2026
b,j
987,312
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
f
841,587
NextEra Energy Operating
Partners, LP
2,548,000 3.875%,  10/15/2026
f
2,385,565
NRG Energy, Inc.
309,000 3.375%,  2/15/2029
f
261,659

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.5%) Value
Utilities (2.5%) - continued
$ 1,270,000 5.250%,  6/15/2029
f
$ 1,171,459
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,829,242
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
f
842,812
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
f
2,237,578
TerraForm Power Operating, LLC
3,120,000 5.000%,  1/31/2028
f
2,987,400
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,f,j
1,738,054
Vistra Operations Company, LLC
442,000 5.000%,  7/31/2027
f
420,038
Total 17,267,303
Total Long-Term Fixed Income
(cost $669,596,496) 612,840,843
Shares
Collateral Held for Securities
Loaned ( 7.3% ) Value
50,239,193 Thrivent Cash Management Trust 50,239,193
Total Collateral Held for
Securities Loaned
(cost $50,239,193) 50,239,193
Shares
Registered Investment
Companies ( 3.6% ) Value
U.S. Unaffiliated  (3.6%)
51,925 iShares Preferred and Income
Securities ETF
g
1,628,887
90,304 SPDR Bloomberg High Yield Bond
ETF
g
8,352,217
593,361 SPDR Bloomberg Short Term High
Yield Bond ETF
g
14,679,751
Total 24,660,855
Total Registered Investment
Companies (cost $25,262,673) 24,660,855
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
k
748,875
Total 748,875
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
k
107,748
Total 107,748
Total Common Stock
(cost $721,635) 856,623
Shares or
Principal
Amount Short-Term Investments ( 2.5% ) Value
Thrivent Core Short-Term Reserve
Fund
1,601,199 5.260% 16,011,986
Shares or
Principal
Amount Short-Term Investments (2.5%) Value
U.S. Treasury Bills
1,200,000 4.891%, 7/20/2023
l,m
$ 1,186,934
Total Short-Term Investments
(cost $17,193,130) 17,198,920
Total Investments (cost
$789,037,603) 106.5% $729,650,286
Other Assets and Liabilities, Net
(6.5%) (44,547,767)
Total Net Assets 100.0% $685,102,519
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $480,216,919 or 70.1%
of total net assets.
g All or a portion of the security is on loan.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 28, 2023.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of April 28, 2023 was $20,110 or 0.00% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
April 28, 2023.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 27,861,217
Common Stock 21,068,701
Total lending $48,929,918
Gross amount payable upon return of
collateral for securities loaned $50,239,193
Net amounts due to counterparty $1,309,275
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,165,765
Gross unrealized depreciation (67,567,541)
Net unrealized appreciation (depreciation) $ (63,401,776)
Cost for federal income tax purposes $ 793,024,233

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,758,034 – – 2,758,034
Communications Services 7,754,604 – 7,754,604 –
Consumer Cyclical 1,376,895 – 1,376,895 –
Consumer Non-Cyclical 2,368,909 – 2,368,909 –
Energy 1,517,597 – 1,517,597 –
Technology 4,534,088 – 4,534,088 –
Transportation 3,543,725 – 3,543,725 –
Long-Term Fixed Income
Basic Materials 36,367,547 – 36,367,547 –
Capital Goods 81,369,716 – 81,369,716 –
Communications Services 79,018,825 – 79,018,825 –
Consumer Cyclical 119,079,131 – 119,079,131 –
Consumer Non-Cyclical 81,959,477 – 81,959,477 –
Energy 87,114,385 – 87,114,382 3
Financials 54,449,022 – 54,449,022 –
Technology 37,171,977 – 37,171,977 –
Transportation 19,043,460 – 19,043,460 –
Utilities 17,267,303 – 17,267,303 –
Registered Investment Companies
U.S. Unaffiliated 24,660,855 24,660,855 – –
Common Stock
Communications Services 748,875 – 748,875 –
Energy 107,748 107,748 – –
Short-Term Investments 1,186,934 – 1,186,934 –
Subtotal Investments in Securities $663,399,107 $24,768,603 $635,872,467 $2,758,037
Other Investments  * Total
Affiliated Short-Term Investments 16,011,986
Collateral Held for Securities Loaned 50,239,193
Subtotal Other Investments $66,251,179
Total Investments at Value $729,650,286
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing High Yield Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 27,829 – 27,829 –
Total Liability Derivatives $27,829 $– $27,829 $–

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Fund's swaps contracts held as of April 28, 2023. Investments totaling $1,186,934 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 14,200,000 $ – ( $ 27,829) ( $ 27,829)
Total Credit Default Swaps $– ($27,829) ($27,829)
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for High Yield Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 27,829
Total Credit Contracts 27,829
Total Liability Derivatives $27,829
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for High
Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 369,660
Total Credit Contracts 369,660
Total $369,660
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (27,829)
Total Credit Contracts (27,829)
Total ($27,829)

High Yield Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($56,156)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $8,909 $69,816 $62,713 $16,012 1,601 2.3%
Total Affiliated Short-Term Investments 8,909 16,012 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,200 242,675 244,636 50,239 50,239 7.3
Total Collateral Held for Securities Loaned 52,200 50,239 7.3
Total Value $61,109 $66,251
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $301
Total Income/Non Income Cash from Affiliated Investments $301
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 368
Total Affiliated Income from Securities Loaned, Net $368
Total $– $– $–

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.1% ) Value
Asset-Backed Securities (2.3%)
Ares XL CLO, Ltd.
$ 3,750,000
7.060%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
a,b
$ 3,576,881
Atrium IX
2,400,000
6.953%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
a,b
2,282,463
Benefit Street Partners CLO II, Ltd.
2,400,000
7.160%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
2,321,743
Galaxy XXIII CLO, Ltd.
800,000
6.973%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
a,b
762,117
GMAC Mortgage Corporation
Loan Trust
70,943
5.520%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
35,009
OCP CLO, Ltd.
2,875,000
7.260%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
2,721,633
Octagon Investment Partners 31,
LLC
1,800,000
8.650%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
1,682,341
Park Blue CLO 2022-II, Ltd.
3,400,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,b
3,423,946
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
88,088
5.066%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
85,459
Sound Point CLO XV, Ltd.
3,600,000
6.773%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
3,553,722
Sound Point CLO, Ltd.
1,800,000
7.500%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
1,697,008
Total 22,142,322
Basic Materials (1.1%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
a
127,895
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
a
1,757,285
1,450,000 4.750%,  4/10/2027
a
1,427,555
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 169,952
1,150,000 5.250%,  9/1/2029 1,134,466
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
a
830,344
3,013,000 4.000%,  3/27/2027
a
2,914,229
Principal
Amount Long-Term Fixed Income (95.1%) Value
Basic Materials (1.1%) - continued
$ 1,800,000 2.500%,  9/1/2030
a
$ 1,508,640
OCI NV
160,000 4.625%,  10/15/2025
a
152,041
Olin Corporation
180,000 5.125%,  9/15/2027 174,150
Total 10,196,557
Capital Goods (5.3%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
a
142,154
BAE Systems plc
1,700,000 3.400%,  4/15/2030
a
1,568,311
1,400,000 1.900%,  2/15/2031
a
1,144,715
Boeing Company
4,350,000 5.930%,  5/1/2060 4,298,164
3,800,000 3.250%,  2/1/2028 3,540,699
900,000 5.150%,  5/1/2030 906,926
3,000,000 5.705%,  5/1/2040 3,010,997
Carrier Global Corporation
2,000,000 2.722%,  2/15/2030 1,751,158
1,450,000 2.700%,  2/15/2031 1,245,626
1,900,000 3.377%,  4/5/2040 1,479,401
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,078,156
General Electric Company
1,287,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,d
1,284,748
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
a
163,594
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,150
2,750,000 3.000%,  1/15/2029 2,467,856
1,600,000 5.950%,  2/1/2037 1,628,099
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,073,754
John Deere Capital Corporation
3,500,000 4.900%,  3/3/2028 3,613,346
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,634,232
Northrop Grumman Corporation
700,000 4.950%,  3/15/2053 691,788
1,250,000 3.250%,  1/15/2028 1,190,302
1,200,000 4.700%,  3/15/2033 1,207,677
Owens-Brockway Glass Container,
Inc.
114,000 5.875%,  8/15/2023
a
113,793
Raytheon Technologies
Corporation
2,250,000 3.030%,  3/15/2052 1,614,046
1,800,000 4.125%,  11/16/2028 1,775,680
1,075,000 4.450%,  11/16/2038 1,023,686
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028
a
2,170,416
2,200,000 6.300%,  2/15/2030
a
2,241,385
Republic Services, Inc.
2,100,000 4.875%,  4/1/2029 2,143,297
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,783,231

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Capital Goods (5.3%) - continued
Textron, Inc.
$ 1,440,000 3.650%,  3/15/2027 $ 1,381,554
Total 50,373,941
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
36,355
3.937%,  5/20/2036, Ser.
2006-A, Class 2A1
b
34,323
Total 34,323
Communications Services (7.2%)
Activision Blizzard, Inc.
3,300,000 2.500%,  9/15/2050 2,154,487
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,355,101
1,900,000 1.875%,  10/15/2030 1,527,819
1,100,000 5.650%,  3/15/2033 1,142,367
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,304,753
2,893,000 3.650%,  9/15/2059 2,046,999
1,519,000 4.300%,  2/15/2030 1,474,193
1,750,000 2.750%,  6/1/2031 1,509,085
3,368,000 2.550%,  12/1/2033 2,711,469
1,810,000 4.300%,  12/15/2042 1,563,977
1,800,000 4.500%,  3/9/2048 1,553,159
CCO Holdings, LLC/CCO Holdings
Capital Corporation
110,000 5.500%,  5/1/2026
a
107,987
3,500,000 5.000%,  2/1/2028
a
3,236,074
180,000 4.750%,  3/1/2030
a
154,871
140,000 4.500%,  8/15/2030
a
117,558
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,500,000 4.800%,  3/1/2050 1,893,221
1,700,000 4.908%,  7/23/2025 1,684,086
1,550,000 6.384%,  10/23/2035 1,532,206
2,000,000 3.500%,  6/1/2041 1,366,596
Comcast Corporation
1,600,000 4.600%,  10/15/2038 1,545,764
1,800,000 4.650%,  7/15/2042 1,704,800
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
a
1,718,221
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 899,012
Magallanes, Inc.
2,200,000 5.141%,  3/15/2052
a
1,757,926
2,400,000 5.050%,  3/15/2042
a
1,985,041
Netflix, Inc.
800,000 4.875%,  4/15/2028 804,988
2,155,000 5.875%,  11/15/2028 2,264,028
1,200,000 6.375%,  5/15/2029 1,296,599
3,700,000 4.875%,  6/15/2030
a,e
3,674,786
SBA Communications Corporation
180,000 3.125%,  2/1/2029 153,990
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 140,151
3,200,000 8.750%,  3/15/2032 3,911,411
Principal
Amount Long-Term Fixed Income (95.1%) Value
Communications Services (7.2%) - continued
Sprint Corporation
$ 330,000 7.125%,  6/15/2024 $ 335,402
Take-Two Interactive Software, Inc.
1,750,000 5.000%,  3/28/2026 1,763,311
1,400,000 4.950%,  3/28/2028 1,411,849
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,604,744
1,200,000 3.500%,  4/15/2031 1,084,060
1,200,000 3.000%,  2/15/2041 892,082
Verizon Communications, Inc.
3,000,000 3.875%,  3/1/2052 2,407,368
1,400,000 4.000%,  3/22/2050 1,154,989
1,600,000 2.100%,  3/22/2028 1,430,350
1,409,000 1.680%,  10/30/2030 1,137,012
2,800,000 3.400%,  3/22/2041 2,203,876
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,259,357
Total 67,977,125
Consumer Cyclical (5.9%)
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 907,040
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
a
180,220
Cedar Fair, LP
190,000 5.250%,  7/15/2029
e
176,747
Daimler Trucks Finance North
America, LLC
3,500,000 2.375%,  12/14/2028
a
3,066,057
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,163,798
Ford Motor Credit Company, LLC
2,200,000 4.063%,  11/1/2024 2,137,579
General Motors Company
3,575,000 6.800%,  10/1/2027 3,778,572
General Motors Financial
Company, Inc.
1,300,000 5.400%,  4/6/2026 1,300,692
1,100,000 1.500%,  6/10/2026 984,314
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,640,018
Home Depot, Inc.
2,700,000 4.950%,  9/15/2052 2,718,405
1,820,000 4.250%,  4/1/2046 1,653,074
Hyundai Capital America
1,200,000 5.500%,  3/30/2026
a
1,205,213
1,700,000 2.375%,  10/15/2027
a
1,504,976
2,500,000 1.800%,  1/10/2028
a
2,137,201
Kohl's Corporation
2,600,000 3.375%,  5/1/2031
e
1,773,092
1,900,000 5.550%,  7/17/2045 1,106,864
Lennar Corporation
2,300,000 4.750%,  5/30/2025 2,284,954
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,307,583
3,250,000 2.625%,  4/1/2031 2,797,514
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 3,981,771
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,668,818

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Consumer Cyclical (5.9%) - continued
Six Flags Entertainment
Corporation
$ 70,000 5.500%,  4/15/2027
a,e
$ 66,898
Six Flags Theme Parks, Inc.
20,000 7.000%,  7/1/2025
a
20,245
Starbucks Corporation
3,000,000 4.800%,  2/15/2033
e
3,041,157
Target Corporation
2,250,000 2.950%,  1/15/2052 1,639,361
Toll Brothers Finance Corporation
2,700,000 3.800%,  11/1/2029 2,462,251
VICI Properties, LP/VICI Note
Company, Inc.
1,600,000 4.625%,  6/15/2025
a
1,554,187
360,000 4.500%,  9/1/2026
a
342,459
90,000 4.250%,  12/1/2026
a
85,760
2,425,000 5.750%,  2/1/2027
a
2,409,428
1,200,000 3.750%,  2/15/2027
a
1,121,580
90,000 4.625%,  12/1/2029
a
83,593
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,782,074
Total 56,083,495
Consumer Non-Cyclical (11.6%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 840,492
2,500,000 6.000%,  4/1/2039 2,875,241
AbbVie, Inc.
1,450,000 2.950%,  11/21/2026 1,376,434
3,900,000 4.550%,  3/15/2035 3,820,070
1,900,000 4.300%,  5/14/2036 1,799,198
1,100,000 4.850%,  6/15/2044 1,047,406
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 3,107,849
2,100,000 5.250%,  3/2/2033 2,160,686
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,155,043
2,500,000 3.500%,  6/1/2030 2,380,336
1,790,000 4.700%,  2/1/2036 1,800,879
414,000 4.600%,  4/15/2048 396,837
1,800,000 4.439%,  10/6/2048 1,685,737
2,600,000 5.550%,  1/23/2049 2,809,008
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,649,993
2,500,000 1.375%,  8/6/2030 2,054,670
BAT Capital Corporation
1,750,000 4.700%,  4/2/2027 1,728,367
3,000,000 2.259%,  3/25/2028 2,604,696
1,600,000 7.750%,  10/19/2032 1,772,704
Becton, Dickinson and Company
894,000 3.794%,  5/20/2050 724,817
2,150,000 3.700%,  6/6/2027 2,083,002
1,250,000 4.693%,  2/13/2028 1,264,489
Bunge, Ltd. Finance Corporation
3,450,000 2.750%,  5/14/2031 2,960,956
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
a
918,036
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 348,395
2,000,000 4.900%,  5/1/2033 2,006,652
Principal
Amount Long-Term Fixed Income (95.1%) Value
Consumer Non-Cyclical (11.6%) - continued
CVS Health Corporation
$ 2,250,000 5.625%,  2/21/2053 $ 2,260,715
1,050,000 4.250%,  4/1/2050 875,895
1,350,000 5.125%,  2/21/2030 1,373,365
2,200,000 2.125%,  9/15/2031 1,804,891
Dentsply Sirona, Inc.
1,500,000 3.250%,  6/1/2030 1,331,321
Eli Lilly & Company
1,530,000 4.950%,  2/27/2063 1,597,148
1,750,000 4.700%,  2/27/2033 1,816,785
HCA, Inc.
290,000 5.375%,  2/1/2025 290,143
4,000,000 5.875%,  2/15/2026 4,062,250
1,200,000 5.375%,  9/1/2026 1,208,668
2,000,000 5.625%,  9/1/2028 2,041,590
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
a
1,697,105
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052
a
1,978,849
800,000 5.500%,  1/15/2030
a
763,800
1,650,000 3.625%,  1/15/2032
a
1,385,489
2,600,000 3.000%,  5/15/2032
a
2,040,899
Kenvue, Inc.
1,250,000 5.050%,  3/22/2053
a
1,297,652
1,150,000 5.000%,  3/22/2030
a
1,192,561
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 115,045
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,110,774
666,000 3.000%,  6/1/2026 637,721
250,000 3.750%,  4/1/2030 237,391
1,230,000 4.375%,  6/1/2046 1,076,378
1,150,000 4.875%,  10/1/2049 1,066,695
Mattel, Inc.
2,000,000 5.450%,  11/1/2041 1,777,975
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,791,607
Nestle Holdings, Inc.
3,000,000 4.950%,  3/14/2030
a
3,118,917
2,100,000 4.850%,  3/14/2033
a
2,200,322
Newell Brands, Inc.
1,400,000 4.700%,  4/1/2026 1,337,000
Philip Morris International, Inc.
1,250,000 5.125%,  11/17/2027 1,279,995
1,500,000 4.875%,  2/15/2028 1,513,212
3,700,000 5.125%,  2/15/2030 3,738,527
2,065,000 5.750%,  11/17/2032 2,168,779
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 850,048
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
a
1,882,392
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,271,232
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
a
637,481
Sysco Corporation
600,000 6.600%,  4/1/2050 687,590
1,000,000 6.600%,  4/1/2040 1,099,602

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Consumer Non-Cyclical (11.6%) - continued
Takeda Pharmaceutical Company,
Ltd.
$ 2,200,000 3.175%,  7/9/2050 $ 1,583,940
Total 109,573,742
Energy (6.9%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
a
168,642
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,662,540
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,582,097
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 4,882,943
3,700,000 4.000%,  3/1/2031 3,309,374
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
a
717,100
1,900,000 4.375%,  1/15/2028 1,806,654
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
961,188
Energy Transfer, LP
1,000,000 6.500%,  11/15/2026
b,d
885,000
2,520,000 4.200%,  4/15/2027 2,434,736
2,500,000 4.000%,  10/1/2027 2,402,421
2,350,000 3.750%,  5/15/2030 2,160,567
2,650,000 6.000%,  6/15/2048 2,530,704
Enterprise Products Operating,
LLC
900,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
b
855,443
EQT Corporation
2,400,000 6.125%,  2/1/2025 2,406,408
Equinor ASA
1,425,000 3.125%,  4/6/2030
e
1,337,816
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,149,506
Hess Corporation
1,200,000 6.000%,  1/15/2040 1,221,332
MPLX, LP
1,050,000 4.875%,  6/1/2025 1,046,294
1,750,000 4.800%,  2/15/2029 1,739,333
1,400,000 4.950%,  9/1/2032 1,374,251
622,000 5.000%,  3/1/2033 611,160
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,040,605
Occidental Petroleum Corporation
2,500,000 6.625%,  9/1/2030 2,668,750
Ovintiv Exploration, Inc.
2,911,000 5.375%,  1/1/2026 2,920,859
Petroleos Mexicanos
1,450,000 6.500%,  3/13/2027 1,301,634
Pioneer Natural Resources
Company
1,250,000 5.100%,  3/29/2026 1,262,409
1,200,000 2.150%,  1/15/2031 1,006,166
Plains All American Pipeline, LP
1,800,000 3.800%,  9/15/2030 1,628,753
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
a
1,695,637
Principal
Amount Long-Term Fixed Income (95.1%) Value
Energy (6.9%) - continued
Targa Resources Corporation
$ 1,400,000 6.125%,  3/15/2033 $ 1,461,624
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,208,261
Western Midstream Operating, LP
850,000 6.150%,  4/1/2033 864,288
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,224,761
1,800,000 7.500%,  1/15/2031 2,016,415
Williams Partners, LP
1,730,000 4.850%,  3/1/2048 1,536,634
Total 65,082,305
Financials (34.9%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b,e
1,669,584
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,363,170
1,500,000 4.625%,  10/15/2027 1,446,569
2,200,000 3.875%,  1/23/2028 2,042,663
1,600,000 3.400%,  10/29/2033 1,285,637
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,d
2,381,475
1,200,000 3.625%,  4/1/2027 1,127,353
1,850,000 2.100%,  9/1/2028 1,554,724
1,500,000 3.000%,  2/1/2030 1,285,962
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
a
1,046,451
Allianz SE
1,800,000 3.200%,  10/30/2027
a,b,d
1,308,137
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025
e
2,351,481
2,500,000 8.000%,  11/1/2031 2,637,042
American Express Company
1,350,000 4.900%,  2/13/2026 1,357,544
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 762,916
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
a,b,e
1,289,437
Aon Corporation/Aon Global
Holdings plc
1,500,000 5.350%,  2/28/2033 1,551,632
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,237,042
2,050,000 2.150%,  7/15/2026 1,790,088
1,200,000 2.875%,  6/15/2027
e
1,047,887
Associated Banc-Corp
1,850,000 4.250%,  1/15/2025 1,771,487
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
a,b
1,664,880
1,500,000 2.570%,  11/25/2035
a,b
1,171,752
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
a
690,213
1,200,000 5.500%,  1/15/2026
a
1,177,789
1,000,000 4.250%,  4/15/2026
a
936,381
3,600,000 4.375%,  5/1/2026
a
3,399,969
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,696,264
2,000,000 4.750%,  11/12/2026
b,d
1,556,600

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (34.9%) - continued
$ 3,000,000 5.294%,  8/18/2027 $ 2,987,787
1,200,000 4.379%,  4/12/2028 1,148,013
Bank of America Corporation
3,100,000 5.080%,  1/20/2027
b
3,094,087
3,700,000 4.375%,  1/27/2027
b,d
3,154,250
2,800,000 3.705%,  4/24/2028
b
2,654,884
1,500,000 5.202%,  4/25/2029
b
1,509,972
1,450,000 4.271%,  7/23/2029
b
1,389,725
1,175,000 3.974%,  2/7/2030
b
1,099,369
2,030,000 3.194%,  7/23/2030
b
1,809,054
3,800,000 1.922%,  10/24/2031
b
3,030,719
2,750,000 2.572%,  10/20/2032
b
2,258,184
1,200,000 2.972%,  2/4/2033
b
1,013,024
3,200,000 4.571%,  4/27/2033
b
3,052,203
1,200,000 4.244%,  4/24/2038
b
1,075,186
1,140,000 2.831%,  10/24/2051
b
751,385
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,d
1,046,781
2,075,000 5.802%,  10/25/2028
b
2,171,645
Barclays plc
1,900,000 6.125%,  12/15/2025
b,d
1,631,910
720,000 4.836%,  5/9/2028 683,108
1,600,000 4.972%,  5/16/2029
b
1,546,757
1,900,000 2.645%,  6/24/2031
b
1,544,094
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 3,224,608
1,050,000 4.250%,  1/15/2049 988,769
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025
a
1,401,938
1,250,000 4.000%,  1/15/2029 1,054,819
BNP Paribas SA
1,800,000 6.625%,  3/25/2024
a,b,d
1,715,220
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 900,885
BPCE SA
2,810,000 5.150%,  7/21/2024
a
2,757,903
Brandywine Operating
Partnership, LP
1,467,000 3.950%,  11/15/2027 1,120,362
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 852,450
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,728,036
Centene Corporation
90,000 4.250%,  12/15/2027 86,006
270,000 4.625%,  12/15/2029 254,475
3,145,000 3.375%,  2/15/2030 2,775,667
2,000,000 2.500%,  3/1/2031 1,629,797
1,800,000 2.625%,  8/1/2031 1,473,948
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,d
1,380,219
2,900,000 4.000%,  12/1/2030
b,d,e
2,229,375
Citigroup, Inc.
1,695,000 5.500%,  9/13/2025 1,700,537
1,510,000 4.450%,  9/29/2027 1,475,477
1,500,000 3.668%,  7/24/2028
b
1,419,895
2,000,000 4.075%,  4/23/2029
b
1,908,950
2,250,000 2.520%,  11/3/2032
b
1,841,779
4,100,000 3.057%,  1/25/2033
b
3,495,535
Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (34.9%) - continued
Comerica, Inc.
$ 1,150,000 5.625%,  7/1/2025
b,d
$ 970,686
Commerzbank AG
2,800,000 8.125%,  9/19/2023
a
2,770,044
Corebridge Financial, Inc.
950,000 3.650%,  4/5/2027
a
896,813
1,350,000 3.850%,  4/5/2029
a
1,230,882
CoreStates Capital III
1,360,000
5.434%,  (LIBOR 3M +
0.570%), 2/15/2027
a,b
1,264,920
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,183,111
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
a
85,737
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
a,b,d
1,344,420
Credit Suisse Group AG
1,300,000 7.500%,  7/17/2023
a,b,d,f
52,000
1,250,000 2.593%,  9/11/2025
a,b
1,162,564
2,350,000 7.250%,  9/12/2025
a,b,d,f
94,000
2,150,000 2.193%,  6/5/2026
a,b
1,929,660
2,250,000 1.305%,  2/2/2027
a,b
1,912,500
2,300,000 5.250%,  2/11/2027
a,b,d,f
92,000
1,900,000 4.282%,  1/9/2028
a
1,717,125
4,900,000 3.869%,  1/12/2029
a,b
4,320,512
250,000 3.091%,  5/14/2032
a,b
200,203
4,250,000 6.537%,  8/12/2033
a,b
4,307,768
Danske Bank AS
1,900,000 3.773%,  3/28/2025
a,b
1,855,442
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,d
3,128,580
1,400,000 3.961%,  11/26/2025
b
1,338,149
1,800,000 2.311%,  11/16/2027
b
1,557,975
Discover Bank
2,510,000 4.682%,  8/9/2028
b
2,342,436
Discover Financial Services
950,000 6.700%,  11/29/2032 1,005,180
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
a
240,438
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,242,167
1,250,000 6.100%,  10/15/2052 1,394,246
1,500,000 4.750%,  2/15/2033 1,508,720
EPR Properties
1,318,000 4.950%,  4/15/2028 1,176,085
2,800,000 3.750%,  8/15/2029 2,232,945
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,181,477
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 1,963,223
First-Citizens Bank & Trust
Company
4,900,000 6.125%,  3/9/2028 4,879,918
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
a
2,974,454
3,300,000 3.400%,  1/15/2026 3,009,408
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
180,000 3.750%,  12/15/2027
a
137,763

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (34.9%) - continued
Goldman Sachs Group, Inc.
$ 1,800,000 4.950%,  2/10/2025
b,d
$ 1,682,932
1,900,000 3.691%,  6/5/2028
b
1,807,672
2,750,000 3.814%,  4/23/2029
b
2,589,087
1,900,000 4.223%,  5/1/2029
b
1,825,386
5,200,000 3.102%,  2/24/2033
b
4,474,429
HSBC Holdings plc
2,100,000 8.000%,  3/7/2028
b,d,e
2,084,250
2,530,000 4.041%,  3/13/2028
b
2,410,840
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 794,966
900,000 4.350%,  6/15/2029 887,621
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 850,465
1,000,000 2.000%,  8/15/2031 770,652
J.P. Morgan Chase & Company
1,150,000 5.150%,  8/1/2023
b,d
1,145,687
750,000 6.000%,  8/1/2023
b,d
743,250
3,000,000 5.000%,  8/1/2024
b,d
2,875,098
1,800,000 2.956%,  5/13/2031
b
1,559,971
800,000 2.580%,  4/22/2032
b
671,981
2,100,000 2.545%,  11/8/2032
b
1,747,913
1,800,000 2.963%,  1/25/2033
b
1,539,302
3,200,000 4.586%,  4/26/2033
b
3,113,655
2,800,000 4.912%,  7/25/2033
b
2,784,503
2,000,000 5.717%,  9/14/2033
b
2,064,690
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,232,782
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,049,452
Lloyds Banking Group plc
1,100,000 2.438%,  2/5/2026
b
1,040,050
1,350,000 8.000%,  9/27/2029
b,d
1,234,575
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,d
854,750
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
*
2,170,823
Metropolitan Life Global Funding I
3,550,000 4.300%,  8/25/2029
a
3,457,945
Mitsubishi UFJ Financial Group,
Inc.
1,900,000 5.719%,  2/20/2026
b
1,909,958
835,000 5.541%,  4/17/2026
b
837,654
2,250,000 5.133%,  7/20/2033
b
2,250,996
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,113,753
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
964,635
1,140,000
8.026%,  (LIBOR 3M +
3.160%), 12/15/2025
b,d
1,130,457
1,490,000 4.350%,  9/8/2026 1,457,380
1,150,000 5.123%,  2/1/2029
b
1,155,632
2,400,000 3.622%,  4/1/2031
b
2,195,199
1,900,000 1.794%,  2/13/2032
b
1,499,952
2,000,000 2.943%,  1/21/2033
b
1,696,836
950,000 4.889%,  7/20/2033
b
936,974
2,900,000 6.342%,  10/18/2033
b
3,153,043
1,400,000 5.297%,  4/20/2037
b
1,333,694
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
a
1,470,365
Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (34.9%) - continued
$ 763,000 4.000%,  9/14/2026
a
$ 716,688
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
a
1,382,636
NatWest Group plc
1,500,000 4.269%,  3/22/2025
b
1,477,471
600,000 3.754%,  11/1/2029
b
567,044
1,150,000 4.600%,  6/28/2031
b,d,e
810,623
2,900,000 3.032%,  11/28/2035
b
2,273,556
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
a
2,335,931
Nomura Holdings, Inc.
2,500,000 5.709%,  1/9/2026 2,513,758
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 818,743
3,400,000 3.375%,  2/1/2031 2,701,593
Owl Rock Capital Corporation
1,550,000 3.400%,  7/15/2026 1,388,291
Owl Rock Core Income
Corporation
2,000,000 4.700%,  2/8/2027 1,827,369
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
a
886,032
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
a
1,655,117
PNC Financial Services Group,
Inc.
2,500,000 6.250%,  3/15/2030
b,d
2,291,250
1,700,000 5.068%,  1/24/2034
b
1,673,540
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,011,228
Prudential Financial, Inc.
880,000 5.125%,  3/1/2052
b
796,163
1,025,000 5.200%,  3/15/2044
b
978,653
1,750,000 3.700%,  10/1/2050
b
1,499,683
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
a,b,d
1,345,463
Realty Income Corporation
1,900,000 3.400%,  1/15/2028 1,783,003
2,050,000 4.850%,  3/15/2030 2,040,316
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,382,393
Simon Property Group, LP
1,900,000 3.250%,  9/13/2049 1,299,045
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 929,023
2,250,000 3.400%,  1/15/2030 1,947,720
1,150,000 3.200%,  2/15/2031 962,917
Standard Chartered plc
2,100,000 0.991%,  1/12/2025
a,b
2,023,664
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,002,011
Synovus Bank
2,100,000 5.625%,  2/15/2028 1,974,868
Truist Financial Corporation
1,250,000 5.125%,  12/15/2027
b,d
1,027,125
U.S. Bancorp
1,850,000 5.727%,  10/21/2026
b
1,862,891
UBS Group AG
1,050,000 4.875%,  2/12/2027
a,b,d
816,375

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (34.9%) - continued
$ 1,400,000 4.703%,  8/5/2027
a,b
$ 1,349,308
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,468,131
2,400,000 4.950%,  5/15/2062 2,360,136
760,000 4.750%,  7/15/2045 742,103
1,775,000 4.450%,  12/15/2048 1,647,165
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,d
1,914,423
3,800,000 3.526%,  3/24/2028
b
3,590,770
1,800,000 2.393%,  6/2/2028
b
1,622,836
2,750,000 4.478%,  4/4/2031
b
2,647,282
3,700,000 4.897%,  7/25/2033
b
3,620,897
Welltower OP, LLC
1,500,000 2.050%,  1/15/2029 1,264,757
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,500,612
1,850,000 2.963%,  11/16/2040 1,270,477
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,362,485
Total 330,309,287
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
a
542,192
3,200,000 6.000%,  2/22/2033
a
2,984,000
Total 3,526,192
Technology (5.1%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,308,862
1,750,000 3.950%,  8/8/2052 1,561,347
1,080,000 3.750%,  9/12/2047 945,197
Broadcom, Inc.
4,443,000 3.469%,  4/15/2034
a
3,670,659
2,400,000 3.137%,  11/15/2035
a
1,857,984
1,800,000 3.187%,  11/15/2036
a
1,369,807
1,800,000 4.926%,  5/15/2037
a
1,643,027
Dell International, LLC/EMC
Corporation
3,025,000 6.020%,  6/15/2026 3,113,190
700,000 6.100%,  7/15/2027 736,944
641,000 8.350%,  7/15/2046 789,638
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,555,330
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,743,190
2,500,000 5.600%,  3/2/2033 2,606,904
Global Payments, Inc.
900,000 5.300%,  8/15/2029 895,006
1,300,000 5.400%,  8/15/2032 1,285,775
Intel Corporation
1,350,000 4.875%,  2/10/2028 1,373,725
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
a
328,345
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,081,235
1,400,000 2.950%,  4/15/2031 1,168,469
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,305,523
Principal
Amount Long-Term Fixed Income (95.1%) Value
Technology (5.1%) - continued
NXP BV/NXP Funding, LLC
$ 1,200,000 5.550%,  12/1/2028 $ 1,222,878
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,030,713
1,100,000 4.300%,  6/18/2029 1,055,769
1,850,000 3.250%,  5/11/2041 1,346,823
Oracle Corporation
2,400,000 3.950%,  3/25/2051 1,812,024
3,300,000 6.150%,  11/9/2029 3,501,513
1,800,000 4.300%,  7/8/2034 1,659,759
2,350,000 4.000%,  7/15/2046 1,803,821
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 2,174,175
VeriSign, Inc.
360,000 4.750%,  7/15/2027 354,057
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,506,307
Total 47,807,996
Transportation (3.2%)
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
a
2,035,109
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,280,000 5.500%,  4/20/2026
a
1,256,952
1,900,000 5.750%,  4/20/2029
a
1,805,542
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,440,934
1,800,000 4.050%,  6/15/2048 1,583,429
Canadian Pacific Railway
Company
1,480,000 4.700%,  5/1/2048 1,377,520
CSX Corporation
1,100,000 2.400%,  2/15/2030 967,143
Delta Air Lines, Inc.
562,921 4.250%,  7/30/2023 558,079
2,000,000 7.375%,  1/15/2026
e
2,107,938
3,150,000 4.750%,  10/20/2028
a
3,058,980
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
a
2,117,243
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,145,027
Mileage Plus Holdings, LLC
2,975,000 6.500%,  6/20/2027
a
2,970,241
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,946,696
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,528,773
1,600,000 2.625%,  2/10/2030 1,374,056
United Airlines Pass Through Trust
528,337 3.750%,  9/3/2026 495,285
United Airlines, Inc.
250,000 4.375%,  4/15/2026
a
238,755
225,000 4.625%,  4/15/2029
a
203,631
Total 30,211,333
U.S. Government & Agencies (2.7%)
U.S. Treasury Bonds
12,750,000 3.500%,  2/15/2033 12,825,703

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
U.S. Government & Agencies (2.7%) -
continued
$ 3,500,000 2.250%,  5/15/2041 $ 2,790,840
1,150,000 4.000%,  11/15/2042 1,184,500
9,000,000 3.875%,  2/15/2043 9,095,625
Total 25,896,668
Utilities (8.5%)
AEP Transmission Company, LLC
1,000,000 5.400%,  3/15/2053 1,053,393
American Electric Power
Company, Inc.
2,800,000 3.875%,  2/15/2062
b
2,240,906
1,250,000 5.625%,  3/1/2033 1,309,467
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,394,589
Berkshire Hathaway Energy
Company
1,600,000 4.600%,  5/1/2053 1,490,763
1,425,000 4.450%,  1/15/2049 1,293,035
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,398,420
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,550,948
1,850,000 2.650%,  6/1/2031 1,577,785
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,286,189
2,250,000 4.125%,  5/15/2049 1,896,014
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,982,060
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,d
1,086,474
2,350,000 4.350%,  1/15/2027
b,d
1,974,000
Duke Energy Corporation
3,700,000 3.250%,  1/15/2082
b
2,793,500
1,500,000 3.500%,  6/15/2051 1,112,246
3,000,000 5.000%,  8/15/2052 2,814,751
2,160,000 3.150%,  8/15/2027 2,044,243
1,800,000 3.750%,  9/1/2046 1,413,555
Edison International
3,700,000 5.750%,  6/15/2027 3,797,454
Enel Finance America, LLC
2,100,000 7.100%,  10/14/2027
a
2,252,504
2,250,000 2.875%,  7/12/2041
a
1,498,316
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,673,882
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,659,335
Exelon Corporation
1,200,000 4.100%,  3/15/2052 996,908
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,450,700
2,200,000 5.350%,  7/15/2047 2,030,116
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
a
2,447,679
1,850,000 5.450%,  7/15/2044
a
1,803,069
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,439,365
Principal
Amount Long-Term Fixed Income (95.1%) Value
Utilities (8.5%) - continued
Indiana Michigan Power Company
$ 1,000,000 5.625%,  4/1/2053 $ 1,063,837
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,236,957
NextEra Energy Capital Holdings,
Inc.
1,000,000 6.051%,  3/1/2025 1,016,626
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 949,305
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,301,015
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
a
694,698
3,100,000 4.450%,  6/15/2029
a
2,843,198
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,268,494
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 999,687
3,200,000 4.550%,  7/1/2030 2,973,818
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,116,700
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,567,485
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,696,375
Southern Company
600,000 4.475%,  8/1/2024 593,301
2,000,000 5.700%,  10/15/2032 2,112,198
1,300,000 4.000%,  1/15/2051
b
1,221,480
1,350,000 3.750%,  9/15/2051
b
1,148,818
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
a
1,185,620
1,200,000 5.125%,  5/13/2025
a
1,173,384
Total 79,924,662
Total Long-Term Fixed Income
(cost $990,083,286) 899,139,948
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
15,320,976 Thrivent Cash Management Trust 15,320,976
Total Collateral Held for
Securities Loaned
(cost $15,320,976) 15,320,976
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
2,716
Total 2,716
Total Common Stock
(cost $3,180) 2,716

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 4.4% ) Value
Federal Home Loan Bank Discount
Notes
900,000 4.650%, 5/15/2023
h,i
$ 898,411
700,000 4.870%, 7/26/2023
h,i
691,983
Thrivent Core Short-Term Reserve
Fund
3,723,267 5.260% 37,232,676
U.S. Treasury Bills
2,700,000 4.685%, 5/18/2023
h
2,694,457
Total Short-Term Investments
(cost $41,492,281) 41,517,527
Total Investments (cost
$1,046,899,723) 101.1% $955,981,167
Other Assets and Liabilities, Net
(1.1%) (10,518,366)
Total Net Assets 100.0% $945,462,801
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $191,164,607 or 20.2%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e All or a portion of the security is on loan.
f Defaulted security.  Interest is not being accrued.
g Non-income producing security.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of April 28, 2023 was $2,170,823 or 0.23% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
April 28, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 3,373,378
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April
28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 14,797,761
Total lending $14,797,761
Gross amount payable upon return of
collateral for securities loaned $15,320,976
Net amounts due to counterparty $523,215
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,608,493
Gross unrealized depreciation (93,230,072)
Net unrealized appreciation (depreciation) $ (85,621,579)
Cost for federal income tax purposes $ 1,042,900,635

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 22,142,322 – 22,142,322 –
Basic Materials 10,196,557 – 10,196,557 –
Capital Goods 50,373,941 – 50,373,941 –
Collateralized Mortgage Obligations 34,323 – 34,323 –
Communications Services 67,977,125 – 67,977,125 –
Consumer Cyclical 56,083,495 – 56,083,495 –
Consumer Non-Cyclical 109,573,742 – 109,573,742 –
Energy 65,082,305 – 65,082,305 –
Financials 330,309,287 – 330,309,287 –
Foreign Government 3,526,192 – 3,526,192 –
Technology 47,807,996 – 47,807,996 –
Transportation 30,211,333 – 30,211,333 –
U.S. Government & Agencies 25,896,668 – 25,896,668 –
Utilities 79,924,662 – 79,924,662 –
Common Stock
Communications Services 2,716 – 2,716 –
Short-Term Investments 4,284,851 – 4,284,851 –
Subtotal Investments in Securities $903,427,515 $– $903,427,515 $–
Other Investments  * Total
Affiliated Short-Term Investments 37,232,676
Collateral Held for Securities Loaned 15,320,976
Subtotal Other Investments $52,553,652
Total Investments at Value $955,981,167
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,297,889 1,297,889 – –
Total Asset Derivatives $1,297,889 $1,297,889 $– $–
The following table presents Income Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $891,630 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 120 June 2023 $ 14,942,450 $ 856,300
Ultra 10-Yr. U.S. Treasury Note 75 June 2023 8,667,395 441,589
Total Futures Long Contracts $ 23,609,845 $ 1,297,889
Total Futures Contracts $ 23,609,845 $1,297,889

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial
Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,297,889
Total Interest Rate Contracts 1,297,889
Total Asset Derivatives $1,297,889
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,578,851)
Total Interest Rate Contracts (1,578,851)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (975,275)
Total Credit Contracts (975,275)
Total ($2,554,126)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,553,900
Total Interest Rate Contracts 5,553,900
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 603,964
Total Credit Contracts 603,964
Total $6,157,864
The following table presents Income Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $34,613,930
Futures - Short (2,425,245)
Credit Contracts
Credit Default Swaps - Buy Protection (371,558)

Income Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $31,600 $140,722 $135,089 $37,233 3,723 3.9%
Total Affiliated Short-Term Investments 31,600 37,233 3.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,268 44,039 33,986 15,321 15,321 1.6
Total Collateral Held for Securities Loaned 5,268 15,321 1.6
Total Value $36,868 $52,554
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $921
Total Income/Non Income Cash from Affiliated Investments $921
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 27
Total Affiliated Income from Securities Loaned, Net $27
Total $– $– $–

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 93.5% ) Value
Australia (5.7%)
57,722 Allkem, Ltd.
a
$ 474,042
16,250 Altium, Ltd. 414,233
182,019 Aristocrat Leisure, Ltd. 4,604,253
4,300 AUB Group, Ltd. 78,808
499,387 Aurizon Holdings, Ltd. 1,135,431
37,660 Australia and New Zealand
Banking Group, Ltd. 611,532
224,920 BHP Group, Ltd. 6,675,058
7,010 BlueScope Steel, Ltd. 93,175
4,172 Brambles, Ltd. 39,521
15,760 BWP Trust 40,625
55,253 Capricorn Metals, Ltd.
a
162,582
59,298 Carsales.com, Ltd. 940,365
9,776 Centuria Industrial REIT 20,330
97,303 Charter Hall Group 723,919
151,732 Charter Hall Retail REIT 390,577
108,945 Coles Group, Ltd. 1,316,074
187,990 Computershare, Ltd. 2,798,382
39,248 CSL, Ltd. 7,835,338
11,433 Data#3, Ltd. 57,716
15,778 Deterra Royalties, Ltd. 48,381
4,101 Event Hospitality and
Entertainment, Ltd. 32,867
106,347 Fortescue Metals Group, Ltd. 1,487,967
81,851 GrainCorp, Ltd. 370,849
65,839 Grange Resources, Ltd. 27,023
286,876 GWA Group, Ltd. 335,109
19,970 Helia Group, Ltd. 41,949
271,938 Humm Group, Ltd. 86,457
1,856 Iluka Resources, Ltd. 13,638
151,442 Incitec Pivot, Ltd. 322,665
35,553 JB Hi-Fi, Ltd. 1,052,216
1,147 Jumbo Interactive, Ltd. 9,977
85,534 Karoon Gas Australia, Ltd.
a
122,271
707,498 Lottery Corporation, Ltd. 2,372,229
785 Macquarie Group, Ltd. 95,763
11,328 National Storage REIT 18,868
24,861 Northern Star Resources, Ltd. 221,755
44,049 NRW Holdings, Ltd. 70,790
31,304 Nufarm, Ltd. 116,395
73,686 Perenti, Ltd.
a
56,467
246,218 Perseus Mining, Ltd. 363,884
36,124 Premier Investments, Ltd. 628,678
1,246 Pro Medicus, Ltd. 51,145
5,578 REA Group, Ltd. 524,602
56,923 Rio Tinto, Ltd. 4,269,488
53,396 Sandfire Resources, Ltd.
a
232,638
64,489 SEEK, Ltd. 1,052,221
11,004 Seven Group Holdings, Ltd. 173,814
797,117 Tabcorp Holdings, Ltd. 556,001
54,047 Technology One, Ltd. 544,892
39,556 Waypoint REIT, Ltd. 68,700
86,643 Webjet, Ltd.
a
428,479
39,176 Westpac Banking Corporation 586,432
62,000 Whitehaven Coal, Ltd. 297,524
Total 45,094,095
Austria (0.5%)
11,358 AMS AG
a
78,439
6,715 Andritz AG 436,113
5,672 BAWAG Group AG
b
276,647
34,230 OMV AG 1,619,862
46,244 Raiffeisen Bank International AG
a
710,389
4,836 Voestalpine AG 167,673
Shares Common Stock (93.5%) Value
Austria (0.5%) - continued
20,378 Wienerberger AG $ 613,884
Total 3,903,007
Belgium (0.9%)
323 D'ieteren Group 60,818
21,643 Groupe Bruxelles Lambert SA 1,942,497
1,626 KBC Ancora 78,256
22,395 KBC Groep NV 1,600,989
1,796 Melexis NV 171,204
38,341 Proximus SA 326,842
12,215 Solvay SA 1,466,033
10,527 Telenet Group Holding NV 244,193
475 Titan Cement International SA
a
7,846
9,115 UCB SA 847,311
Total 6,745,989
Bermuda (0.2%)
72,000 Alibaba Health Information
Technology, Ltd.
a
51,898
40,500 CK Infrastructure Holdings, Ltd. 230,582
2,950 FLEX LNG, Ltd. 102,323
35,806 Golden Ocean Group, Ltd. 329,837
13,000 Jardine Matheson Holdings, Ltd. 626,600
432,000 Pacific Basin Shipping, Ltd. 150,317
183,000 Road King Infrastructure, Ltd. 72,921
111,800 Shanghai Industrial Urban
Development Group, Ltd. 6,921
3,863 Stolt-Nielsen, Ltd. 111,388
Total 1,682,787
Brazil (0.5%)
19,400 Ambev SA 54,842
39,600 B3 SA - Brasil Bolsa Balcao 92,494
26,478 Banco Bradesco SA ADR 74,138
23,000 Banco BTG Pactual SA 107,811
29,000 Banco do Brasil SA 248,556
48,100 BB Seguridade Participacoes SA 327,976
8,233 Centrais Eletricas Brasileiras SA
ADR 55,326
15,534 Cia de Saneamento Basico do
Estado de Sao Paulo ADR 143,689
36,362 Companhia Siderurgica Nacional
SA ADR 103,632
2,677 Embraer SA ADR
a
41,359
10,400 ENGIE Brasil Energia SA 85,885
39,544 Gerdau SA ADR 197,324
29,000 Hypera SA 217,044
34,445 Itau Unibanco Holding SA ADR 177,392
4,200 Itausa SA 7,259
2,200 Localiza Rent a Car SA 25,565
27,700 Metalurgica Gerdau SA 64,477
72,890 Petroleo Brasileiro SA 345,613
34,662 Petroleo Brasileiro SA ADR 368,110
27,000 Telefonica Brasil SA 222,645
5,821 Telefonica Brasil SA ADR 47,558
47,712 Vale SA ADR 687,530
4,200 WEG SA 34,499
Total 3,730,724
Canada (8.0%)
2,726 Agnico Eagle Mines, Ltd. 154,645
99,863 ARC Resources, Ltd. 1,240,502
18,156 Bank of Montreal 1,636,633

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Canada (8.0%) - continued
31,715 Bank of Nova Scotia $ 1,583,116
142,062 Barrick Gold Corporation 2,701,050
13,016 Bausch Health Companies, Inc.
a
95,928
1,850 Baytex Energy Corporation
a
6,964
21,538 Bombardier, Inc.
a
930,290
20,201 Canadian Imperial Bank of
Commerce 846,896
61,817 Canadian National Railway
Company 7,368,672
49,934 Canadian Natural Resources, Ltd. 3,042,810
10,450 Canadian Utilities, Ltd. 302,119
45,481 Canadian Western Bank 815,727
59,027 CGI, Inc.
a
5,990,924
5,098 Cogeco Communications, Inc. 247,064
9,916 Dream Industrial REIT 108,612
3,971 Empire Company, Ltd. 106,628
25,331 Enbridge, Inc. 1,007,182
205 Fairfax Financial Holdings, Ltd. 143,259
17,613 Fortis, Inc.
c
773,368
1,320 IA Financial Corporation, Inc. 88,571
5,761 Intact Financial Corporation 871,432
12,317 InterRent REIT 117,820
65,763 Laurentian Bank of Canada 1,563,440
8,600 Loblaw Companies, Ltd. 808,870
43,874 Manulife Financial Corporation 866,243
5,021 National Bank of Canada 374,412
3,231 Nutrien, Ltd. 224,231
1,185 Precision Drilling Corporation
a
59,029
36,807 Rogers Communications, Inc. 1,818,549
43,025 Royal Bank of Canada 4,271,537
5,050 Russel Metals, Inc. 128,594
65,747 Shopify, Inc.
a
3,185,442
63,009 Sun Life Financial, Inc. 3,090,806
144,659 TC Energy Corporation 6,012,288
32,126 Thomson Reuters Corporation 4,224,503
11,649 Toromont Industries, Ltd. 941,309
55,063 Toronto-Dominion Bank 3,335,440
43,798 Tourmaline Oil Corporation 1,967,734
3,011 WSP Global, Inc. 397,385
Total 63,450,024
Cayman Islands (1.3%)
9,800 ANTA Sports Products, Ltd. 121,777
14,500 ASMPT, Ltd. 114,001
3,947 Baidu.com, Inc. ADR
a
476,048
1,384 Baozun, Inc. ADR
a
6,408
3,000 C&D International Investment
Group, Ltd. 9,239
61,400 Chailease Holding Company, Ltd. 447,184
136,000 China Hongqiao Group, Ltd. 133,957
75,000 China Overseas Property Holdings,
Ltd. 83,287
24,000 China Resources Land, Ltd. 111,762
13,883 China Resources Microelectronics,
Ltd. 115,051
62,400 Chow Tai Fook Jewellery Group,
Ltd. 125,312
92,000 Consun Pharmaceutical Group,
Ltd. 59,810
38,000 Geely Automobile Holdings, Ltd. 47,175
29,000 Haidilao International Holding,
Ltd.
a,b
70,902
6,806 Hello Group, Inc. ADR 56,898
2,581 Huazhu Group, Ltd. ADR
a
121,049
9,843 iQIYI, Inc. ADR
a
60,042
Shares Common Stock (93.5%) Value
Cayman Islands (1.3%) - continued
1,950 JD Health International, Inc.
a,b
$ 14,071
24,899 JD.com, Inc. 444,393
828 JOYY, Inc. ADR 25,196
3,528 Kanzhun, Ltd. ADR
a
65,233
9,588 KE Holdings, Inc. ADR
a
150,436
14,700 Kuaishou Technology
a,b
97,316
3,300 Li Auto, Inc
a
39,085
13,500 Li Ning Company, Ltd. 96,547
49,529 Meituan
a,b
846,473
5,358 Melco Resorts & Entertainment,
Ltd. ADR
a
73,083
2,333 MINISO Group Holding, Ltd. ADR 43,021
13,000 NetDragon Websoft Holdings, Ltd. 25,457
4,559 NetEase, Inc. ADR 406,344
12,398 NIO, Inc. ADR
a
97,572
6,342 PDD Holdings, Inc. ADR
a
432,207
309,600 Sands China, Ltd.
a
1,108,808
56,000 Seazen Group, Ltd.
a
12,038
673,000 Shui On Land, Ltd. 81,605
5,000 Silergy Corporation 78,922
116,000 Sino Biopharmaceutical, Ltd. 64,391
10,900 Sunny Optical Technology (Group)
Company, Ltd. 115,184
7,670 TAL Education Group ADR
a
44,946
70,190 Tencent Holdings, Ltd. 3,117,567
29,067 Tencent Music Entertainment Group
ADR
a
215,386
7,362 Trip.com Group, Ltd. ADR
a
261,425
14,000 Want Want China Holdings, Ltd. 8,929
386 Weibo Corporation ADR
a
6,759
11,000 Wharf Real Estate Investment
Company, Ltd. 63,434
35,500 WuXi Biologics (Cayman), Inc.
a,b
211,681
87,800 Xiaomi Corporation
a,b
124,624
20,000 Xinyi Solar Holdings, Ltd. 21,502
28,000 Yadea Group Holdings, Ltd.
b
65,465
8,000 Zhongsheng Group Holdings, Ltd. 34,172
Total 10,653,174
Chile (0.1%)
1,368 Banco de Credito e Inversiones SA 41,265
34,669 Cencosud SA 70,648
617,851 Colbun SA 86,495
18,082 Embotelladora Andina SA 45,296
9,397 Empresas CMPC SA 14,726
6,017 Empresas Copec SA 41,867
23,854 S.A.C.I. Falabella 51,151
536 Sociedad Quimica y Minera de
Chile SA ADR 36,169
Total 387,617
China (1.4%)
626,500 Agricultural Bank of China, Ltd. 309,425
11,500 Aier Eye Hospital Group Company,
Ltd. 48,958
19,886 Alibaba Group Holding, Ltd. ADR
a
1,684,145
14,000 Anhui Conch Cement Company,
Ltd., Class H 44,205
3,850 Autohome, Inc. ADR 114,153
1,257,200 Bank of China, Ltd., Class A 666,475
437,100 Bank of Communications
Company, Ltd. 351,676
401,400 Baoshan Iron & Steel Company,
Ltd. 373,716

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
China (1.4%) - continued
18,000 Beijing North Star Company, Ltd. $ 2,065
6,700 Beijing Tongrentang Company, Ltd. 56,316
3,208 Bloomage Biotechnology
Corporation, Ltd. 46,118
14,500 BYD Company, Ltd., Class H 439,731
715,000 CGN Power Company, Ltd.
b
188,805
352,000 China Cinda Asset Management
Company, Ltd. 41,871
94,000 China Construction Bank
Corporation 62,842
43,270 China Life Insurance Company,
Ltd. 83,128
77,100 China Merchants Securities
Company, Ltd. 155,759
69,600 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 137,297
322,800 China Petroleum & Chemical
Corporation, Class A 313,315
152,800 China Petroleum & Chemical
Corporation, Class H 100,148
339,000 China Railway Group, Ltd. 260,636
7,600 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 64,751
54,500 China Shenhua Energy Company,
Ltd., Class H 181,024
45,500 China State Construction
Engineering Corporation, Ltd. 43,219
2,100 China Tourism Group Duty Free
Corporation, Ltd.
b
44,922
42,800 China United Network
Communications, Ltd. 33,647
35,300 China Vanke Company, Ltd., Class
A 77,175
7,400 China Vanke Company, Ltd., Class
H 11,568
35,500 CITIC Securities Company, Ltd.,
Class A 108,042
141,000 CMOC Group, Ltd. 86,436
133,000 CRRC Corporation, Ltd. 86,065
279,300 Daqin Railway Company, Ltd. 310,694
79,400 Focus Media Information
Technology Company, Ltd. 73,942
15,100 Foxconn Industrial Internet
Company, Ltd. 35,177
43,600 Fuyao Glass Industry Group
Company, Ltd., Class H
b
177,377
300 G-bits Network Technology Xiamen
Company, Ltd. 22,702
11,700 Gemdale Corporation 13,805
52,600 GF Securities Company, Ltd., Class
H 75,536
14,100 Great Wall Motor Company, Ltd.,
Class A 54,908
11,500 Gree Electric Appliances, Inc. of
Zhuhai 65,363
266,090 Greenland Holdings Corporation,
Ltd.
a
108,910
46,891 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 226,833
9,700 Guangzhou Shiyuan Electronic
Technology Company, Ltd. 92,515
118,100 Guotai Junan Securities Company,
Ltd. 258,339
17,800 Haier Smart Home Company, Ltd.,
Class H 58,021
Shares Common Stock (93.5%) Value
China (1.4%) - continued
16,500 HUAYU Automotive Systems
Company, Ltd. $ 39,087
22,600 Hundsun Technologies, Inc. 161,620
1,200 Jiangsu Hengrui Medicine
Company, Ltd. 8,442
118,000 Jiangxi Copper Company, Ltd. 209,916
31,700 Jiangxi Copper Company, Ltd. 93,736
1,702 Kweichow Moutai Company, Ltd. 433,264
3,700 Lepu Medical Technology (Beijing)
Company, Ltd. 12,779
9,880 LONGi Green Energy Technology
Company, Ltd. 49,908
11,200 Nongfu Spring Company, Ltd.
b
60,768
398,000 People's Insurance Company
(Group) of China, Ltd. 156,534
16,700 Perfect World Company, Ltd. 52,987
55,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 406,127
14,200 Poly Developments and Holdings
Group Company, Ltd. 28,550
1,300 Proya Cosmetics Company, Ltd. 31,555
25,500 Rongsheng Petrochemical
Company, Ltd. 48,716
14,800 Seazen Holdings Company, Ltd.
a
31,839
23,000 Shanghai Baosight Software
Company, Ltd. 179,452
2,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 8,609
177,000 Shanghai Rural Commercial Bank
Company, Ltd. 151,126
113,400 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 131,123
288,200 Shenwan Hongyuan Group
Company, Ltd. 188,286
171,000 Shenzhen Overseas Chinese Town
Company, Ltd. 123,805
9,600 Shenzhou International Group
Holdings, Ltd. 92,210
5,600 Sichuan Kelun Pharmaceutical
Company, Ltd. 25,736
87,000 Tong Ren Tang Technologies
Company, Ltd. 94,205
14,000 Tsingtao Brewery Company, Ltd. 149,879
14,775 Vipshop Holdings, Ltd. ADR
a
231,967
31,500 Wanda Film Holding Company,
Ltd.
a
65,054
17,800 Wanhua Chemical Group
Company, Ltd. 237,300
100,800 Zhejiang Century Huatong Group
Company, Ltd.
a
99,914
15,600 Zhejiang NHU Company, Ltd. 38,488
32,000 Zijin Mining Group Company, Ltd. 54,178
Total 11,488,915
Colombia (<0.1%)
1,198 Bancolombia SA 9,180
Total 9,180
Cyprus (<0.1%)
9,845 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (<0.1%)
4,752 Komercni Banka AS 153,436

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Czech Republic (<0.1%) - continued
39 Philip Morris CR $ 32,254
Total 185,690
Denmark (2.5%)
2,238 ALK-Abello AS
a
28,331
3,443 Carlsberg AS 569,806
13,650 Dampskibsselskabet Norden AS 857,721
37,028 Danske Bank AS
a
782,579
1,280 DFDS AS 51,563
24,109 DSV AS 4,537,371
15,027 Jyske Bank AS
a
1,098,683
67,634 Novo Nordisk AS 11,251,220
1,228 Ringkjoebing Landbobank AS 172,717
4,558 Scandinavian Tobacco Group AS
b
89,027
4,279 Spar Nord Bank AS 69,600
15,395 Sydbank AS 686,838
Total 20,195,456
Egypt (<0.1%)
109,530 Commercial International Bank
Egypt SAE GDR 132,735
Total 132,735
Finland (0.6%)
8,132 Cargotec Oyj 449,371
19,301 Kesko Oyj 402,386
5,556 Konecranes Oyj 217,628
7,378 Neste Oil Oyj 357,572
71,101 Nordea Bank Abp 789,880
40,367 Outokumpu Oyj 220,064
156,377 Stora Enso Oyj 1,983,939
479 Tieto Oyj 15,306
17,100 Tokmanni Group Corporation 234,190
Total 4,670,336
France (7.5%)
27,707 Air Liquide SA 4,984,237
3,410 Alten SA 579,729
1,758 BioMerieux 184,073
42,966 Bollore SA 290,252
8,176 Bureau Veritas SA 235,757
13,277 Coface SA 203,224
65,333 Compagnie de Saint-Gobain 3,782,449
168,018 Credit Agricole SA 2,053,780
54,298 Dassault Systemes SE 2,204,270
13,880 Eiffage SA 1,652,057
203,609 Engie SA 3,258,629
36,195 Groupe Eurotunnel SA 676,460
2,587 Hermes International 5,616,595
19,673 Ipsos SA 1,066,686
4,740 La Francaise des Jeux SAEM
b
202,597
45,497 Legrand SA 4,296,426
2,767 LNA Sante 96,957
1,673 L'Oreal SA 799,559
6,205 LVMH Moet Hennessy Louis Vuitton
SE 5,968,496
2,128 Nexans SA 183,100
34,880 Publicis Groupe SA 2,851,698
63,206 Rexel SA 1,464,085
9,057 Rubis SCA 267,669
61,720 Sanofi 6,651,481
5,414 Schneider Electric SE 944,161
10,259 SCOR SE 265,361
Shares Common Stock (93.5%) Value
France (7.5%) - continued
3,502 SOITEC
a
$ 517,261
1,313 Sopra Group SA 284,217
24,246 Thales SA 3,700,036
63,012 TotalEnergies SE 4,026,478
2,790 Verallia SA
b
113,248
907 Wendel SA 101,747
Total 59,522,775
Germany (5.8%)
23,483 Aixtron SE 664,850
21,845 Allianz SE 5,485,450
29,865 BASF SE 1,544,747
82,529 Bayer AG 5,446,626
8,298 Bayerische Motoren Werke AG 930,080
2,553 Bilfinger SE 110,452
3,598 CTS Eventim AG & Company
KGAA
a
237,056
2,656 Dermapharm Holding SE 133,336
24,923 Deutsche Boerse AG 4,753,049
93,508 Deutsche Lufthansa AG
a
1,005,207
29,649 Deutsche Post AG 1,426,110
2,666 Duerr AG 92,503
282,344 E.ON SE 3,734,787
359 ELMOS Semiconductor AG 27,135
19,773 Evonik Industries AG 431,576
740 Gerresheimer AG 80,636
2,478 GFT Technologies SE 97,861
14,756 HeidelbergCement AG 1,117,647
13,235 HENSOLDT AG 496,382
13,355 Hugo Boss AG 1,006,858
103,911 Infineon Technologies AG 3,784,118
13,118 Klockner & Company SE 145,610
3,426 Krones AG 450,161
4,720 LEG Immobilien AG 293,789
24,383 Merck KGaA
a
4,373,565
48,655 Porsche Automobil Holding SE 2,709,959
3,867 PVA TePla AG
a
82,809
8,325 SAP SE 1,126,511
1,734 Scout24 SE
b
108,075
14,136 Siemens AG 2,330,077
5,210 Siltronic AG 375,513
267 Stroeer SE 14,642
9,977 TAG Immobilien AG 85,433
50,628 TeamViewer SE
a,b
934,383
3,578 TUI AG
a
22,914
728 Vitesco Technologies Group AG
a
49,854
1,730 Volkswagen AG 290,455
Total 46,000,216
Greece (0.1%)
18,476 Eurobank Ergasias Services and
Holdings SA
a
26,124
844 Hellenic Telecommnications
Organization SA 12,332
1,287 JUMBO SA 29,652
1,757 Motor Oil (Hellas) Diilistiria
Korinthou AE 41,876
3,204 Mytilineos SA 92,957
40,380 National Bank of Greece SA
a
211,316
1,576 OPAP SA 26,875
Total 441,132

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Guernsey (<0.1%)
81,323 BMO Commercial Property Trust,
Ltd. $ 84,212
134,451 UK Commercial Property REIT, Ltd. 90,770
Total 174,982
Hong Kong (1.6%)
200,000 BOC Hong Kong (Holdings), Ltd. 631,345
30,000 China Resources Beer (Holdings)
Company, Ltd. 231,743
398,000 CK Hutchison Holdings, Ltd. 2,660,801
130,960 CSPC Pharmaceutical Group, Ltd. 133,356
35,000 Hang Lung Group, Ltd. 61,531
53,000 Hang Lung Properties, Ltd. 96,880
34,900 Hang Seng Bank, Ltd. 517,318
60,000 Henderson Land Development
Company, Ltd. 213,643
107,000 Hong Kong Exchanges & Clearing,
Ltd. 4,442,308
36,000 Hysan Development Company, Ltd. 101,738
101,000 Kerry Properties, Ltd. 260,591
45,600 Link REIT 298,265
40,000 Luk Fook Holdings International,
Ltd. 128,181
80,000 Melco International Development,
Ltd.
a
93,107
52,782 Sino Land Company, Ltd. 71,127
140,500 Sun Hung Kai Properties, Ltd. 1,956,223
63,500 Swire Pacific, Ltd. 504,071
38,800 Swire Properties, Ltd. 104,284
328,000 United Laboratories International
Holdings, Ltd. 265,576
Total 12,772,088
Hungary (<0.1%)
5,631 OTP Bank Nyrt 171,593
Total 171,593
India (1.2%)
953 ABB India, Ltd. 39,917
12,176 Asian Paints, Ltd. 433,324
2,942 Bajaj Auto, Ltd. 159,680
3,551 Bajaj Finance, Ltd. 273,900
12,180 Bajaj Finserv, Ltd. 202,630
5,285 Britannia Industries, Ltd. 294,680
12,528 CG Power & Industrial Solutions,
Ltd. 47,447
45,693 Cipla, Ltd. 508,359
55,043 Coal India, Ltd. 157,327
7,450 Coromandel International, Ltd. 86,014
1,043 CRISIL, Ltd. 45,991
7,712 Cummins India, Ltd. 148,929
1,187 Dabur India, Ltd. 7,748
2,818 Dr. Reddy's Laboratories, Ltd. ADR 170,376
30,442 HCL Technologies, Ltd. 398,000
5,208 Hindustan Unilever, Ltd. 156,759
4,659 Indian Bank 18,436
40,748 Infosys, Ltd. ADR 633,224
39,672 ITC, Ltd. 206,880
24,891 Kotak Mahindra Bank, Ltd. 592,408
2,647 Larsen & Toubro, Ltd. 76,743
1,739 LTIMindtree, Ltd.
b
94,522
2,188 Mahindra & Mahindra, Ltd. 32,920
157 Maruti Suzuki India, Ltd. 16,535
974 Mphasis, Ltd. 21,730
Shares Common Stock (93.5%) Value
India (1.2%) - continued
23,222 NTPC, Ltd. $ 48,979
510 Page Industries, Ltd. 251,949
2,463 Persistent Systems, Ltd. 143,488
9,733 PI Industries, Ltd. 403,671
8,760 Pidilite Industries, Ltd. 259,718
478 Polycab India, Ltd. 18,789
38,122 Reliance Industries, Ltd. 1,132,115
10,135 SBI Cards and Payment Services,
Ltd. 95,919
12,163 SBI Life Insurance Company, Ltd.
b
169,935
4,018 Schaeffler India, Ltd. 136,668
3,523 Siemens, Ltd. 148,907
1,540 Solar Industries India, Ltd. 72,150
2,113 SRF, Ltd. 65,846
3,964 Sun Pharmaceutical Industries, Ltd. 47,949
16,244 Tata Consultancy Services, Ltd. 642,234
4,436 Tata Elxsi, Ltd. 361,979
8,045 Tech Mahindra, Ltd. 101,232
1,020 Thermax, Ltd. 28,577
195 Titan Company, Ltd. 6,318
3,544 Trent, Ltd. 59,408
1,827 UltraTech Cement, Ltd. 169,133
4,415 Varun Beverages, Ltd. 78,251
Total 9,267,694
Indonesia (0.2%)
497,100 Astra International Tbk PT 229,297
1,696,500 Bank Central Asia Tbk PT 1,049,881
647,600 Bank Mandiri Persero Tbk PT 228,927
799,400 Bank Rakyat Indonesia Persero
Tbk PT 278,574
Total 1,786,679
Ireland (0.1%)
2,525 Flutter Entertainment plc
a
504,541
Total 504,541
Isle of Man (0.1%)
47,973 Entain plc 874,132
Total 874,132
Israel (1.5%)
2,526 Alony-Hetz Properties and
Investments, Ltd. 19,946
272,137 Bank Hapoalim BM 2,344,349
480,256 Bank Leumi Le-Israel BM 3,806,839
155 Big Shopping Centers, Ltd.
a
13,219
225 Camtek, Ltd.
a
5,833
9,260 Check Point Software Technologies,
Ltd.
a
1,179,353
1,083 Clal Insurance Enterprises
Holdings, Ltd.
a
16,663
375 Enlight Renewable Energy, Ltd.
a
6,215
209 Fattal Holdings 1998, Ltd.
a
18,778
2,027 First International Bank of Israel,
Ltd. 73,649
166 Fox-Wizel, Ltd. 13,967
11,961 Harel Insurance Investments &
Financial Services, Ltd. 107,363
201 Israel Corporation, Ltd. 58,871
108 Melisron, Ltd. 7,220
28,422 Mivne Real Estate (KD), Ltd. 79,618
93,672 Mizrahi Tefahot Bank, Ltd. 3,071,813

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Israel (1.5%) - continued
926 Nova, Ltd.
a
$ 86,101
371 Perion Network, Ltd.
a
13,370
19,548 Phoenix Holdings, Ltd. 209,718
27,302 Plus500, Ltd. 571,294
8,198 Shufersal, Ltd.
a
41,788
5,881 Wix.com, Ltd.
a
513,000
Total 12,258,967
Italy (2.5%)
74,413 A2A SPA 131,294
40,261 Azimut Holding SPA 899,276
58,204 Banca Farmafactoring SPA
b
560,108
7,109 Banca IFIS SPA 119,392
120,896 Banca Mediolanum SPA 1,093,066
77,596 Banca Popolare di Sondrio SPA 352,503
101,018 Banco BPM SPA 410,749
5,720 Brunello Cucinelli SPA 547,706
4,741 Buzzi Unicem SPA 117,889
13,499 Davide Campari-Milano NV 173,969
442,464 Enel SPA 3,022,976
1,365,451 Intesa Sanpaolo SPA 3,590,318
34,115 Italgas SPA 222,754
119,550 Leonardo SPA 1,424,671
13,722 Moncler SPA 1,017,918
97,263 OVS SPA
b
292,401
5,074 Prysmian SPA 207,657
81,890 Recordati SPA 3,769,608
5,607 Reply SPA 653,231
53,380 Saras SPA
a
69,015
7,642 Technogym SPA
b
69,735
66,309 UniCredit SPA 1,313,949
25,542 Unipol Gruppo SPA 143,607
Total 20,203,792
Japan (17.6%)
1,100 Advantest Corporation 85,725
13,600 AGC, Inc. 507,074
17,600 Air Water, Inc. 222,390
200 AirTrip Corporation 4,022
9,100 Amvis Holdings, Inc. 198,173
900 Appier Group, Inc.
a
10,220
17,900 Arcs Company, Ltd. 325,444
197,600 Astellas Pharma, Inc. 2,976,758
3,800 BayCurrent Consulting, Inc. 132,088
3,800 Canon Marketing Japan, Inc. 95,011
25,500 Chiyoda Company, Ltd. 157,022
7,700 Chugai Pharmaceutical Company,
Ltd. 198,704
113,700 Citizen Watch Company, Ltd. 629,141
44,900 Coca-Cola Bottlers Japan, Inc. 483,854
8,200 COMSYS Holdings Corporation 156,916
7,800 Dai Nippon Printing Company, Ltd. 224,220
2,200 Daido Steel Company, Ltd. 84,722
32,500 Daiichi Sankyo Company, Ltd. 1,115,225
13,600 Daikin Industries, Ltd. 2,470,183
6,900 Daito Trust Construction Company,
Ltd. 653,966
71,400 Daiwa House Industry Company,
Ltd. 1,819,877
1,700 Denso Corporation 102,618
2,400 Descente, Ltd. 76,229
9,400 Doutor Nichires Holdings
Company, Ltd. 148,233
Shares Common Stock (93.5%) Value
Japan (17.6%) - continued
8,700 Electric Power Development
Company, Ltd. $ 139,111
317,900 Eneos Holdings, Inc. 1,130,937
10,700 FANUC Corporation 361,352
900 Fast Retailing Company, Ltd. 213,122
20,800 Ferrotec Holdings Corporation 470,423
2,200 Food & Life Companies, Ltd. 52,990
8,900 Fuji Soft, Inc. 531,725
24,100 FUJIFILM Holdings NPV 1,256,091
110,300 Fujikura, Ltd. 752,038
11,600 Fujitsu, Ltd. 1,546,017
5,400 Fukuyama Transporting Company,
Ltd. 144,338
3,000 Fuyo General Lease Company, Ltd. 219,556
28,700 Gree, Inc. 148,683
56,300 H2O Retailing Corporation 667,134
8,400 Hamamatsu Photonics KK 445,316
8,300 Hanwa Company, Ltd. 257,010
16,900 Heiwa Corporation 333,676
2,700 HIS Company, Ltd.
a
40,680
8,000 Hisamitsu Pharmaceutical
Company, Inc. 221,277
3,500 Hitachi Zosen Corporation 21,706
17,600 Hitachi, Ltd. 973,538
121,200 Honda Motor Company, Ltd. 3,214,591
3,700 Horiba, Ltd. 203,843
25,200 Hoya Corporation 2,642,347
35,000 Ichigo, Inc. 66,969
35,600 Iida Group Holdings Company, Ltd. 632,943
27,100 Iino Kaiun Kaisha, Ltd. 203,928
52,900 Inaba Denki Sangyo Company, Ltd. 1,181,573
510 Industrial & Infrastructure Fund
Investment Corporation 584,469
84,500 Inpex Corporation 924,688
37,100 Isetan Mitsukoshi Holdings, Ltd. 409,612
11,200 ITOCHU Corporation 371,559
50,000 ITOCHU Techno-Solutions
Corporation 1,294,779
56,000 J. Front Retailing Company, Ltd. 588,966
39,100 Japan Post Holdings Company,
Ltd. 321,868
125,100 Japan Tobacco, Inc. 2,691,763
10,300 JEOL, Ltd. 300,518
46,000 JGC Corporation 575,473
5,100 Kaga Electronics Company, Ltd. 180,931
16,800 Kajima Corporation 222,273
23,200 Kamigumi Company, Ltd. 508,448
21,900 Kanematsu Corporation 285,067
27,700 Kawasaki Kisen Kaisha, Ltd. 660,100
98,100 KDDI Corporation 3,062,499
5 Kenedix Office Investment
Corporation 11,054
85 Kenedix Retail REIT Corporation 152,934
9,500 Keyence Corporation 4,284,085
1,600 Kikkoman Corporation 94,774
59,800 Kinden Corporation 815,355
9,000 Kobe Bussan Company, Ltd. 251,716
103,400 Kobe Steel, Ltd. 770,417
1,100 Kureha Corporation 68,292
1,800 Kusuri No Aoki Holdings Company,
Ltd. 86,371
1,200 KYB Company, Ltd. 38,282
18,400 Kyocera Corporation 965,771
53,300 Kyoei Steel, Ltd. 720,653

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Japan (17.6%) - continued
3,300 Kyoritsu Maintenance Company,
Ltd. $ 133,208
48 LaSalle Logiport REIT 57,024
800 Lasertec Corporation 108,837
1,000 Life Corporation 21,213
5,200 Lintec Corporation 86,960
20,500 Lion Corporation 223,488
1,400 M&A Research Institute Holdings,
Inc.
a
104,785
2,800 Management Solutions Company,
Ltd. 66,358
5,900 Mandom Corporation 70,135
2,500 Mani, Inc. 32,717
64,000 Marubeni Corporation 908,365
12,400 Maruha Nichiro Corporation 230,854
2,200 Maruichi Steel Tube, Ltd. 49,766
6,000 McDonald's Holdings Company
(Japan), Ltd. 249,962
9,300 MEITEC Corporation 157,151
13,200 Menicon Company, Ltd. 280,359
3,900 Mimasu Semiconductor Industry
Company, Ltd. 75,360
9,800 Ministop Company, Ltd. 101,714
7,900 MISUMI Group, Inc. 199,295
56,300 Mitsubishi Corporation 2,087,372
352,900 Mitsubishi HC Capital, Inc. 1,831,811
31,800 Mitsubishi Logistics Corporation 787,979
3,600 Mitsubishi Research Institute, Inc. 130,618
333,300 Mitsubishi UFJ Financial Group,
Inc. 2,086,303
8,900 Mitsuboshi Belting, Ltd. 254,982
17,700 Mitsui & Company, Ltd. 552,571
1,000 Mitsui-Soko Holdings Company,
Ltd. 29,353
15,700 Mixi, Inc. 331,916
13,000 Mizuho Financial Group, Inc. 188,446
30,400 Murata Manufacturing Company,
Ltd. 1,724,780
7,400 NHK Spring Company, Ltd. 54,865
1,600 Nichicon Corporation 15,167
33,800 Nidec Corporation 1,672,494
76,900 Nintendo Company, Ltd. 3,251,131
2,100 Nippon Kayaku Company, Ltd. 19,051
8,700 Nippon Paper Industries Company,
Ltd.
a
69,710
156 Nippon REIT Investment
Corporation 366,197
94,100 Nippon Steel Corporation 2,009,733
12,100 Nippon Television Holdings, Inc. 108,882
38,300 Nippon Yusen Kabushiki Kaisha 905,370
143,000 Nissan Motor Company, Ltd. 521,440
2,300 Nisshin Oillio Group, Ltd. 57,486
13,200 Nisshinbo Holdings, Inc. 101,621
84,000 Nissui Corporation 367,288
7,000 Niterra Company, Ltd. 146,719
12,700 Nitori Holdings Company, Ltd. 1,617,166
26,400 Nitto Kogyo Corporation 522,717
24,600 Nomura Research Institute, Ltd. 618,925
20,500 NS United Kaiun Kaisha, Ltd. 600,377
500 NSD Company, Ltd. 9,198
155,700 NTT Data Corporation 2,114,896
236 NTT UD REIT Investment
Corporation 227,445
3,400 Oisix ra daichi, Inc.
a
63,614
2,200 Okuma Corporation 97,695
Shares Common Stock (93.5%) Value
Japan (17.6%) - continued
7,100 Open Door, Inc.
a
$ 76,513
9,000 Oracle Corporation Japan 645,919
18,820 Orient Corporation 157,009
95,500 Oriental Land Company, Ltd. 3,379,668
36,600 ORIX Corporation 622,658
29 ORIX JREIT, Inc. 37,488
2,300 OSG Corporation 32,310
20,200 Otsuka Holdings Company, Ltd. 687,219
61,600 Pan Pacific International Holdings
Company 1,151,115
1,500 Pigeon Corporation 23,357
300 Pilot Corporation 9,998
32,216 Recruit Holdings Company, Ltd. 903,775
28,000 Renesas Electronics Corporation
a
364,909
224,700 Resona Holdings, Inc. 1,119,896
23,200 Resorttrust, Inc. 383,097
13,600 Rohto Pharmaceutical Company,
Ltd. 282,160
190,300 Round One Corporation 823,194
1,500 Royal Holdings Company, Ltd. 31,808
4,700 RS Technologies Company, Ltd. 105,597
12,500 Ryoyo Electro Corporation 228,017
8,500 Saizeriya Company, Ltd. 213,712
29,600 Sangetsu Company, Ltd. 493,580
19,200 Sankyo Company, Ltd. 847,034
13,200 Sankyu, Inc. 465,560
105,900 Santen Pharmaceutical Company,
Ltd. 891,003
1,500 Sanyo Special Steel Company, Ltd. 26,548
500 Sato Holdings Corporation 8,461
1,100 Sawai Group Holdings Company,
Ltd. 31,829
9,600 SCREEN Holdings Company, Ltd. 780,857
40,000 Secom Company, Ltd. 2,561,360
400 Seiko Holdings Corporation 8,780
1,900 Seino Holdings Company, Ltd. 21,094
475 Sekisui House REIT, Inc. 269,249
44,800 Shikoku Electric Power Company
a
264,696
59,000 Shin-Etsu Chemical Company, Ltd. 1,683,614
22,700 Shionogi & Company, Ltd. 1,016,155
106,800 SKY Perfect JSAT Holdings, Inc. 416,390
3,400 SMC Corporation 1,695,732
79,600 SoftBank Group Corporation 2,985,193
35,300 Sony Group Corporation 3,193,723
2,600 Starts Corporation, Inc. 49,134
43,200 Sumitomo Corporation 774,268
33,900 Sumitomo Dainippon Pharma
Company, Ltd. 212,676
33,600 Sumitomo Heavy Industries, Ltd. 811,843
57,400 Sumitomo Mitsui Financial Group,
Inc. 2,346,147
60,000 Sumitomo Mitsui Trust Holdings,
Inc. 2,162,863
1,600 Sumitomo Osaka Cement
Company, Ltd. 44,999
6,500 Sysmex Corporation 418,101
4,400 Taikisha, Ltd. 119,203
11,400 Taisho Pharmaceutical Holdings
Company, Ltd. 492,320
21,100 Taiyo Holdings Company, Ltd. 381,415
5,500 Takara Standard Company, Ltd. 66,524
19,500 Takashimaya Company, Ltd. 288,060
125,300 Takeda Pharmaceutical Company,
Ltd. 4,154,843
9,000 Takuma Company, Ltd. 94,156

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Japan (17.6%) - continued
10,200 Terumo Corporation $ 305,447
600 TKP Corporation
a
12,038
48,300 Toagosei Company, Ltd. 417,589
36,800 Toho Gas Company, Ltd. 688,543
28,000 Tohoku Electric Power Company,
Inc.
a
143,963
12,300 Tokio Marine Holdings, Inc. 247,317
8,000 Tokyo Century Corporation 275,217
23,100 Tokyo Electron, Ltd. 2,645,077
10,100 Tokyotokeiba Company, Ltd. 318,862
107,800 Tokyu Fudosan Holdings
Corporation 547,063
8,200 Toppan, Inc. 174,322
13,100 Toyo Suisan Kaisha, Ltd. 584,875
386,500 Toyota Motor Corporation 5,306,659
6,500 Transcosmos, Inc. 151,660
22,900 Tsubakimoto Chain Company 567,204
72,000 TV Asahi Holdings Corporation 832,336
5,400 United Arrows, Ltd. 78,813
14,300 Universal Entertainment
Corporation
a
301,038
3,400 UT Group Company, Ltd.
a
65,083
7,700 Yakult Honsha Company, Ltd. 579,148
6,600 Yellow Hat, Ltd. 93,809
12,500 Yuasa Trading Company, Ltd. 363,028
643,800 Z Holdings Corporation 1,763,524
54,000 ZOZO, Inc. 1,136,395
Total 139,852,154
Jersey (0.4%)
18,634 Experian plc 659,737
842,215 Man Group plc 2,408,719
Total 3,068,456
Kuwait (0.1%)
54,308 Boubyan Bank KSCP 119,938
13,972 HumanSoft Holding Company
KSCP
a
178,070
126,566 Kuwait Finance House KSCP 309,276
26,357 Mobile Telecommunications
Company KSCP 49,117
103,632 National Bank of Kuwait KSC 340,225
69,609 National Industries Group Holding 49,400
Total 1,046,026
Luxembourg (0.2%)
30,109 Allegro.eu SA
a,b
237,326
123,125 B&M European Value Retail SA 743,303
1,866 Reinet Investments SCA 40,805
35,821 Subsea 7 SA 409,452
11,022 Tenaris SA ADR 316,442
Total 1,747,328
Malaysia (0.1%)
4,000 AEON Credit Service (M) Berhad 10,735
127,200 Hong Leong Bank Berhad 574,859
82,600 Mah Sing Group Berhad 11,224
3,400 Malayan Banking Berhad 6,607
17,100 MISC Berhad 28,023
77,700 PETRONAS Chemicals Group
Berhad 123,648
1,300 Petronas Dagangan BHD 6,599
31,600 Public Bank Berhad 27,595
Shares Common Stock (93.5%) Value
Malaysia (0.1%) - continued
7,900 QL Resources Berhad $ 10,007
5,200 RHB Bank BHD 6,396
52,066 Sports Toto BHD 16,242
12,800 Ta Ann Holdings Berhad 8,883
Total 830,818
Malta (<0.1%)
5,800 Kambi Group plc
a
96,978
Total 96,978
Mexico (0.2%)
7,450 America Movil SAB de CV ADR 160,101
35,500 Arca Continental SAB de CV 339,115
42,000 Banco del Bajio SA
b
138,104
3,187 Coca-Cola FEMSA SAB de CV ADR 269,047
368 Fomento Economico Mexicano SAB
de CV ADR 35,703
16,430 Grupo Financiero Banorte SAB de
CV ADR 142,391
55,900 Grupo Mexico SAB de CV 273,383
4,900 Kimberly-Clark de Mexico, SA de
CV 11,076
82,400 Megacable Holdings SAB de CV 224,200
11,200 Wal-Mart de Mexico SAB de CV 45,144
Total 1,638,264
Netherlands (5.0%)
14,361 Aalberts NV 663,274
36,372 ABN AMRO Bank NV, DRIP
a,d
4
36,372 ABN AMRO Group NV
b
582,945
581 ASM International NV 210,933
14,661 ASML Holding NV 9,304,091
5,832 BE Semiconductor Industries NV 524,962
17,981 CNH Industrial NV 253,027
27,447 Euronext NV
b
2,182,847
17,233 Ferrari NV 4,801,963
37,239 ForFarmers BV 120,410
818 Heineken Holding NV 78,513
15,557 Heineken NV 1,786,341
1,627 IMCD NV 244,928
153,997 Koninklijke Ahold Delhaize NV 5,295,155
16,004 Koninklijke Vopak NV 611,491
20,326 NEPI Rockcastle NV 122,828
47,407 QIAGEN NV
a
2,120,084
7,005 Randstad Holding NV 380,623
15,845 Signify NV
b
529,169
203,906 Stellantis NV 3,382,115
76,978 STMicroelectronics NV 3,292,906
13,039 Technip Energies NV 289,282
56,653 Unilever plc 3,155,428
1,070 Van Lanschot Kempen NV 32,524
Total 39,965,843
New Zealand (<0.1%)
66,727 Contact Energy, Ltd. 323,628
Total 323,628
Norway (1.4%)
146,900 Aker Solutions ASA 524,321
162,320 DNB Bank ASA
c
2,855,222
56,430 Elkem ASA
b
190,993
95,249 Equinor ASA 2,742,317
52,292 Europris ASA
b
374,499

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Norway (1.4%) - continued
36,129 Hoegh Autoliners ASA $ 234,259
15,939 Leroy Seafood Group ASA 83,931
255,329 MPC Container Ships ASA 419,007
234,474 Norwegian Air Shuttle ASA
a
227,846
554 Storebrand ASA 4,274
24,334 TGS Nopec Geophysical Company
ASA 381,615
9,909 Veidekke ASA 113,994
8,748 Wallenius Wilhelmsen ASA 65,470
77,377 Yara International ASA 3,115,883
Total 11,333,631
Philippines (<0.1%)
10,300 Aboitiz Equity Ventures, Inc. 10,199
10,940 Jollibee Foods Corporation 44,489
5,460 SM Investments Corporation 88,476
Total 143,164
Poland (0.1%)
12,504 Asseco Poland SA 253,694
8,724 Jastrzebska Spolka Weglowa SA
a
90,289
743 KGHM Polska Miedz SA 21,373
21,469 Polski Koncern Naftowy Orlen SA 327,538
530 Santander Bank Polska SA 43,110
1,858 XTB SA
b
17,856
Total 753,860
Portugal (<0.1%)
12,114 EDP - Energias de Portugal SA 66,748
2,228 NOS SGPS SA 9,791
13,491 Redes Energeticas Nacionais
SGPS SA 39,178
230,354 Sonae SGPS SA 262,685
Total 378,402
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,d
9
3,228 LUKOIL PJSC
d,e
0
3,189 Mechel PJSC ADR
a,d
0
7,840 MMC Norilsk Nickel PJSC ADR
a,d
1
234 Novatek PJSC GDR
a,d,e
0
361 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
174,130 Sberbank of Russia PJSC
a,d
0
9,280 Sovcomflot OAO
a,d
0
404,300 Surgutneftegas PJSC
d,e
0
35,587 Surgutneftegas PJSC ADR
a,d
4
Total 14
Saudi Arabia (0.3%)
33,096 Al Rajhi Bank 683,100
43,228 Alinma Bank 368,011
2,624 Arab National Bank 19,241
3,669 Dr. Sulaiman Al Habib Medical
Services Group Company 281,838
1,818 Eastern Province Cement Company 20,677
3,410 Jarir Marketing Company 148,756
47,268 National Commercial Bank 620,376
33,200 Riyad Bank 267,772
2,007 Saudi Arabian Mining Company
a
37,545
4,964 Saudi Arabian Oil Company
b
47,848
1,856 Saudi Basic Industries Corporation 45,922
1,137 Saudi Electricity Company 7,371
Shares Common Stock (93.5%) Value
Saudi Arabia (0.3%) - continued
14,517 Saudi Telecom Company $ 174,727
Total 2,723,184
Singapore (0.8%)
1,425 China Yuchai International, Ltd. 11,001
76,000 ComfortDelGro Corporation, Ltd. 68,033
160,000 DBS Group Holdings, Ltd. 3,953,594
161,200 First Resources, Ltd. 185,845
234,000 Genting Singapore, Ltd. 199,070
40,500 Keppel Corporation, Ltd. 188,057
125,700 SembCorp Industries, Ltd. 404,459
18,300 Sheng Siong Group, Ltd. 24,304
66,900 Wing Tai Holdings, Ltd. 74,301
985,300 Yangzijiang Shipbuilding Holdings,
Ltd. 918,831
279,300 Yanlord Land Group, Ltd. 178,520
Total 6,206,015
South Africa (0.3%)
21,806 Absa Group, Ltd. 212,124
27,041 AECI, Ltd. 127,588
8,203 African Rainbow Minerals, Ltd. 103,049
646 Anglo American Platinum, Ltd. 38,300
3,969 AngloGold Ashanti, Ltd. ADR 105,496
2,588 Aspen Pharmacare Holdings, Ltd. 25,903
1,486 Barloworld, Ltd. 7,359
4,336 Coronation Fund Managers, Ltd. 7,109
28,830 DataTec, Ltd. 57,274
2,721 Exxaro Resources, Ltd. 28,590
28,736 FirstRand, Ltd. 101,273
18,670 Gold Fields, Ltd. ADR 290,505
1,771 Impala Platinum Holdings, Ltd. 17,242
10,420 Investec plc 58,087
792 Investec, Ltd. 4,356
4,596 Kumba Iron Ore, Ltd. 111,760
104,477 Momentum Metropolitan Holdings 105,845
3,724 MTN Group, Ltd. 26,157
2,315 Naspers, Ltd. 412,676
13,072 Sasol, Ltd. 170,225
8,731 Sibanye Stillwater, Ltd. 19,303
9,824 Standard Bank Group 92,107
4,762 Super Group, Ltd. 8,343
Total 2,130,671
South Korea (0.9%)
147 AfreecaTV Company, Ltd. 8,569
665 Alteogen, Inc.
a
21,775
1,629 Boryung 10,596
180 Caregen Company, Ltd. 28,718
355 Celltrion, Inc. 42,774
273 Cheil Worldwide, Inc. 3,778
255 Chongkundang Holdings
Corporation 9,675
3,063 Green Cross Holdings Corporation 35,815
16,593 GS Holdings Corporation 493,004
419 GS Retail Company, Ltd. 8,346
986 Hanall Biopharma Company, Ltd.
a
15,166
237 Hanmi Pharm Company, Ltd. 57,322
445 HD Hyundai Company, Ltd. 19,733
1,229 Huons Global Company, Ltd. 18,656
840 HYBE Company, Ltd.
a
169,863
499 Hyundai Motor Company 73,917
10,276 Industrial Bank of Korea 77,386
3,443 JYP Entertainment Corporation 232,912

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
South Korea (0.9%) - continued
6,642 Kakao Corporation $ 290,850
5,177 Kangwon Land, Inc. 73,334
483 Korea Zinc Company, Ltd. 185,645
182 Krafton, Inc.
a
26,291
443 KT&G Corporation 28,388
171 LG Chem, Ltd. 94,988
917 LG Corporation 60,019
405 LG Energy Solution
a
176,513
6,135 Lotte Shopping Company, Ltd. 366,801
714 LS Corporation 47,958
230 Medy-Tox, Inc. 40,719
1,244 Meritz Financial Group, Inc. 42,820
1,486 NAVER Corporation 215,285
595 NCSoft Corporation 168,368
4,247 NH Investment & Securities
Company, Ltd. 29,735
2,829 PharmaResearch Company, Ltd. 214,390
511 POSCO 144,615
1,130 Samsung Biologics Company,
Ltd.
a,b
660,890
3,098 Samsung C&T Corporation 254,421
45,426 Samsung Electronics Company,
Ltd. 2,235,145
297 Samsung SDI Company, Ltd. 154,135
924 Samsung SDS Company, Ltd. 81,246
685 Samsung Securities Corporation,
Ltd. 17,389
2,047 SD Biosensor, Inc. 31,923
4,257 SK Hynix, Inc. 286,426
195 SM Entertainment Company, Ltd. 15,712
29 Taekwang Industrial Corporation,
Ltd. 15,138
Total 7,287,149
Spain (1.7%)
81,458 Acerinox SA 880,096
278,886 Banco Bilbao Vizcaya Argentaria
SA
c
2,041,729
4,094 Bankinter SA 24,209
505,448 CaixaBank SA 1,870,977
64,087 Cia de Distribucion Integral Logista
Holdings SA 1,740,411
4,185 Endesa SA 93,881
135,081 Industria de Diseno Textil SA
c
4,643,664
4,443 Let's GOWEX SA
a,d,f
1
182,678 Mediaset Espana Comunicacion
SA
a
607,504
10,236 Melia Hotels International SA
a
66,092
88,021 Merlin Properties Socimi SA 778,267
59,937 Repsol SA 880,460
20,395 Telefonica SA 92,638
1,222 Vidrala SA 128,283
Total 13,848,212
Sweden (2.8%)
38,477 AB Industrivarden, Class A 1,100,948
51,673 AB Industrivarden, Class C 1,475,602
3,284 AddLife AB 38,914
47,893 Alleima AB
a
245,858
48,154 Arjo AB 213,620
146,310 Assa Abloy AB 3,485,982
16,738 Atlas Copco AB, Class A 242,101
13,884 Atlas Copco AB, Class B 178,087
46,610 Betsson AB 503,140
Shares Common Stock (93.5%) Value
Sweden (2.8%) - continued
4,406 Bilia AB $ 49,725
18,303 Biotage AB 227,682
32,461 Boliden AB
c
1,160,056
20,526 Bravida Holding AB
b
249,899
15,061 Elekta AB 126,636
3,443 Epiroc AB, Class A 68,974
23,006 Epiroc AB, Class B 396,120
1,073 Evolution Gaming Group AB
b
143,362
42,823 Fastighets AB Balder
a
199,376
138,901 Granges AB 1,381,529
18,552 Hexagon AB 212,415
85,135 Hexpol AB 1,003,385
8,232 Indutrade AB 197,666
21,494 Inwido AB 225,866
3,135 L E Lundbergforetagen AB 150,421
2,373 Lindab International AB 38,005
4,562 Loomis AB 146,024
4,661 Mekonomen Aktiebolag 57,155
2,392 Micronic Mydata AB 50,837
22,916 Modern Times Group MTG AB 184,226
3,554 New Wave Group AB 71,777
30,403 NIBE Industrier AB 340,419
8,521 Nyfosa AB 58,393
10,255 Pandox AB 122,193
21,950 Saab AB 1,232,477
9,732 Sandvik AB 198,239
541 Sectra AB 8,542
15,918 Skandinaviska Enskilda Banken AB 181,000
4,886 Skanska AB 79,918
311,974 SSAB AB, Class A 2,215,594
106,516 SSAB AB, Class B 719,950
8,950 Svolder AB 54,057
9,551 Swedbank AB 165,962
36,137 Telefonaktiebolaget LM Ericsson 198,959
46,220 Trelleborg AB
c
1,161,421
9,296 Vitrolife AB 209,297
55,463 Volvo AB, Class B 1,140,359
Total 21,912,168
Switzerland (7.5%)
168,757 Aryzta AG
a
299,842
9,246 Baloise Holding AG 1,547,718
33 Belimo Holding AG 15,927
667 Bucher Industries AG 300,381
570 Burckhardt Compression Holding
AG 351,967
7,595 Coca-Cola HBC AG 231,851
23,573 Compagnie Financiere Richemont
SA 3,896,637
2,055 DKSH Holding AG 163,683
5,578 Galenica AG
b
499,894
668,950 Glencore Xstrata plc 3,948,582
25,564 Holcim, Ltd. 1,689,083
3,981 Huber+Suhner AG 327,912
3,298 Implenia AG 148,829
22,257 Julius Baer Group, Ltd. 1,594,852
327 Lonza Group AG 203,931
1,555 Mobilezone Holding AG 23,797
93,133 Nestle SA 11,947,993
151,026 Novartis AG 15,449,037
10,456 OC Oerlikon Corporation AG 58,547
620 Partners Group Holding AG 601,855
19,176 PSP Swiss Property AG 2,258,188
590 Roche Holding AG, Bearer Shares 199,657

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Switzerland (7.5%) - continued
9,637 Roche Holding AG, Participation
Certificates $ 3,017,732
551 Schindler Holding AG 117,706
3,830 Schindler Holding AG, Participation
Certificates 855,897
10,516 Sika AG 2,904,762
2,362 Swiss Life Holding AG
a
1,559,055
5,884 Tecan Group AG 2,564,086
1,059 u-blox Holding AG 127,657
106,412 UBS Group AG 2,165,757
925 Vontobel Holding AG 61,957
1,847 Zehnder Group AG 150,864
Total 59,285,636
Taiwan (1.3%)
11,222 ASE Technology Holding Company,
Ltd. ADR 76,983
160,000 Asia Cement Corporation 229,164
215,000 Capital Securities Corporation 96,056
10,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 29,317
7,000 Cheng Loong Corporation 7,138
92,000 Cheng Shin Rubber Industry
Company, Ltd. 113,380
3,000 Chicony Power Technology
Company, Ltd. 8,362
16,000 China Steel Chemical Corporation 60,003
132,000 China Steel Corporation 125,193
60,000 Chipbond Technology Corporation 128,837
16,000 Delta Electronics, Inc. 156,735
8,000 Eclat Textile Company, Ltd. 127,400
50,000 Far Eastern New Century
Corporation 51,974
67,000 Feng Hsin Steel Company, Ltd. 148,404
37,000 Formosa Plastics Corporation 113,187
6,000 Fusheng Precision Company, Ltd. 42,250
5,000 Giga-Byte Technology Company,
Ltd. 21,410
2,000 Global Unichip Corporation 65,249
17,000 Globalwafers Company, Ltd. 267,176
10,000 Holtek Semiconductor, Inc. 22,424
7,000 Hotai Motor Company, Ltd. 150,889
88,000 Hua Nan Financial Holdings
Company, Ltd. 62,840
7,000 International Games System
Company, Ltd. 122,251
1,000 Largan Precision Company, Ltd. 65,662
8,000 Makalot Industrial Company, Ltd. 58,102
17,000 MediaTek, Inc. 369,645
3,000 Momo.com, Inc. 81,288
307,000 Nan Ya Plastics Corporation 780,264
31,000 Novatek Microelectronics
Corporation 423,805
74,000 Pou Chen Corporation 76,656
3,000 Poya International Company, Ltd. 56,151
24,000 Radiant Opto-Electronics
Corporation 88,433
7,000 Raydium Semiconductor
Corporation 87,200
6,000 Sanyang Motor Company, Ltd. 10,715
17,000 Shanghai Commercial & Savings
Bank, Ltd. 25,711
9,000 Sigurd Microelectronics
Corporation 15,306
Shares Common Stock (93.5%) Value
Taiwan (1.3%) - continued
118,000 SinoPac Financial Holdings
Company, Ltd. $ 64,216
25,000 Systex Corporation 66,448
12,534 Taichung Commercial Bank
Company, Ltd. 5,756
177,000 Taiwan Cooperative Financial
Holding Company, Ltd. 154,285
18,000 Taiwan Fertilizer Company, Ltd. 34,659
263,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,316,934
58,000 Topco Scientific Company, Ltd. 352,798
19,000 TTY Biopharm Company, Ltd. 47,563
170,000 United Microelectronics
Corporation 273,421
34,000 USI Corporation 28,281
6,000 Voltronic Power Technology
Corporation 345,001
24,000 YFY, Inc. 24,105
181,600 Yuanta Financial Holding Company,
Ltd. 133,677
Total 10,212,704
Thailand (0.2%)
126,600 Airports of Thailand Public
Company, Ltd. NVDR
a
271,978
141,800 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 121,816
19,400 Bumrungrad Hospital Public
Company, Ltd. 135,482
49,900 Central Pattana pcl NVDR 99,718
46,000 Delta Electronics Public Company,
Ltd. NVDR 98,460
268,200 Krung Thai Bank Public Company,
Ltd. NVDR 141,788
1,740,700 Land and Houses Public Company,
Ltd. NVDR 500,404
28,400 Thanachart Capital Public
Company, Ltd. NVDR 36,034
33,300 Tipco Asphalt pcl NVDR 19,619
Total 1,425,299
Turkey (0.1%)
42,360 BIM Birlesik Magazalar AS 340,362
46,688 Haci Omer Sabanci Holding AS 91,776
32,336 Turk Hava Yollari Anonim Ortakligi
a
212,655
302,545 Turkiye Is Bankasi AS 168,642
Total 813,435
United Kingdom (10.1%)
24,268 3i Group plc 539,942
9,020 Antofagasta plc 165,905
13,978 AstraZeneca plc 2,057,052
453,600 Auto Trader Group plc
b
3,627,443
47,292 Avacta Group plc
a,c
73,104
83,720 Babcock International Group plc
a
334,664
28,964 BAE Systems plc 369,002
98,521 Balfour Beatty plc 474,218
969 Bank of Georgia Group plc 36,047
431,450 Barclays plc 869,121
27,082 Beazley plc 203,183
5,965 Bellway plc 180,856
2,498 Big Yellow Group plc 38,452
4,481 Bodycote plc 38,886
801,350 BP plc 5,376,275

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
United Kingdom (10.1%) - continued
106,564 British American Tobacco plc $ 3,937,107
23,957 Britvic plc 275,424
19,013 Bunzl plc 756,855
87,546 Centamin plc 113,625
22,829 Central Asia Metals plc 58,959
652,821 Centrica plc 938,076
2,250 Clarkson plc 87,659
5,918 Coca-Cola European Partners plc 381,533
18,312 Compass Group plc 483,090
11,221 Computacenter plc 325,309
22,443 Crest Nicholson Holdings plc 75,837
955 Croda International plc 83,906
143,944 Diageo plc 6,566,192
6,962 Dr. Martens plc 14,515
12,533 Drax Group plc 99,168
54,005 DS Smith plc 210,850
4,490 easyJet plc
a
28,170
52,744 Evraz plc
a,d
7
1,851 Fevertree Drinks plc 31,544
24,924 FirstGroup plc 35,154
482 Games Workshop Group plc 60,162
3,917 Greggs plc 139,116
144,041 GSK plc 2,597,526
144,406 Halma plc 4,199,833
35,552 Hays plc 51,005
859,616 HSBC Holdings plc 6,195,578
110,473 IG Group Holdings plc 1,019,838
101,254 Imperial Brands plc 2,506,462
58,707 Inchcape plc 597,666
51,446 InterContinental Hotels Group plc 3,537,271
12,645 Intermediate Capital Group plc 207,630
12,742 J D Wetherspoon plc
a
114,177
13,747 Jet2 plc 212,311
9,664 Lancashire Holdings, Ltd. 74,489
70,453 Marks and Spencer Group plc
a
145,775
166,007 Moneysupermarket.com Group plc 573,247
6,474 Morgan Sindall Group plc 138,084
13,419 Next plc 1,138,564
1,813 OSB Group plc 11,352
70,750 PageGroup plc 403,767
56,445 Paragon Banking Group plc 356,461
24,783 Playtech plc
a
179,900
91,606 QinetiQ Group plc 428,038
56,374 Redde Northgate plc 266,390
9,815 Redrow plc 63,990
165,444 RELX plc 5,512,400
58,785 Rightmove plc 425,492
88,477 Rio Tinto plc 5,624,718
82,089 Rotork plc 338,314
5,939 RS Group plc 68,905
23,125 Safestore Holdings plc 288,262
81,313 Sage Group plc 838,579
2,314 Serica Energy plc 6,917
319,756 Shell plc 9,825,557
12,169 Spectris plc 576,297
7,365 Spirax-Sarco Engineering plc 1,029,189
19,203 Spirent Communications plc 43,660
78,344 SSP Group plc
a
253,828
36,595 Standard Chartered plc 289,948
21,015 TORM plc 657,759
3,726 Tritax Big Box REIT plc 7,280
7,178 Unite Group plc 86,612
4,694 Whitbread plc 192,136
Total 80,171,615
Shares Common Stock (93.5%) Value
United States (0.1%)
8,769 Yum China Holding, Inc. $ 536,487
Total 536,487
Virgin Islands, British (<0.1%)
2,348 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $666,859,786) 744,039,461
Shares
Collateral Held for Securities
Loaned ( 1.3% )
10,575,472 Thrivent Cash Management Trust 10,575,472
Total Collateral Held for
Securities Loaned
(cost $10,575,472) 10,575,472
Shares Preferred Stock ( 0.5% )
Germany (0.5%)
3,508 Bayerische Motoren Werke AG 372,884
23,294 Volkswagen AG 3,180,802
Total 3,553,686
Russian Federation (<0.1%)
90 Transneft PJSC
d,e
0
Total 0
South Korea (<0.1%)
1,134 Samsung Electronics Company,
Ltd. 47,407
Total 47,407
Total Preferred Stock
(cost $3,557,884) 3,601,093
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
120,600
3,250,000 6.000%,  5/16/2024
g
105,625
637,000 6.000%,  11/15/2026
g
18,154
680,000 5.375%,  4/12/2027
g
22,100
70,000 5.500%,  4/12/2037
g
2,275
Total 268,754
Total Long-Term Fixed Income
(cost $3,822,422) 268,754
Shares or
Principal
Amount Short-Term Investments ( 5.2% )
Federal Home Loan Bank Discount
Notes
100,000 4.725%,  5/10/2023
h,i
99,884
3,100,000 4.650%,  5/15/2023
h,i
3,094,525
300,000 4.870%,  6/9/2023
h,i
298,461
800,000 4.740%,  6/21/2023
h,i
794,640

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (5.2%) Value
Thrivent Core Short-Term Reserve
Fund
3,730,008 5.260% $ 37,300,077
Total Short-Term Investments
(cost $41,519,303) 41,587,587
Total Investments (cost
$726,334,867) 100.6% $800,072,367
Other Assets and Liabilities,
Net (0.6%) (4,530,337)
Total Net Assets 100.0% $795,542,030
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $14,296,157 or 1.8% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of April 28, 2023:
Securities Lending Transactions
Common Stock $ 10,111,633
Total lending $10,111,633
Gross amount payable upon return of
collateral for securities loaned $10,575,472
Net amounts due to counterparty $463,839
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $98,914,706
Gross unrealized depreciation (28,711,915)
Net unrealized appreciation (depreciation) $70,202,791
Cost for federal income tax purposes $731,892,033

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 35,374,739 1,633,718 33,741,020 1
Consumer Discretionary 94,151,242 3,532,310 90,618,932 –
Consumer Staples^ 52,256,532 686,283 51,570,249 0
Energy^ 47,120,783 684,552 46,436,218 13
Financials^ 128,105,094 251,530 127,853,560 4
Health Care 90,738,818 266,304 90,472,514 –
Industrials 115,040,863 52,360 114,988,503 –
Information Technology 78,516,004 5,588,002 72,928,002 –
Materials^ 70,453,204 1,644,887 68,808,309 8
Real Estate 16,513,788 150,436 16,363,352 –
Utilities 15,768,394 199,015 15,569,379 –
Preferred Stock
Consumer Discretionary 3,553,686 – 3,553,686 –
Energy^ – – – 0
Information Technology 47,407 – 47,407 –
Long-Term Fixed Income
Energy 268,754 – 268,754 –
Short-Term Investments 4,287,510 – 4,287,510 –
Subtotal Investments in Securities $752,196,818 $14,689,397 $737,507,395 $26
Other Investments  * Total
Affiliated Short-Term Investments 37,300,077
Collateral Held for Securities Loaned 10,575,472
Subtotal Other Investments $47,875,549
Total Investments at Value $800,072,367
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,022,457 2,022,457 – –
Total Asset Derivatives $2,022,457 $2,022,457 $– $–
The following table presents International Allocation Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling
$1,891,749 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 389 June 2023 $ 39,816,617 $ 1,993,103
ICE US mini MSCI Emerging Markets Index 30 June 2023 1,446,946 29,354
Total Futures Long Contracts $ 41,263,563 $ 2,022,457
Total Futures Contracts $ 41,263,563 $2,022,457

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,022,457
Total Equity Contracts 2,022,457
Total Asset Derivatives $2,022,457
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,820,644
Total Equity Contracts 5,820,644
Total $5,820,644
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,360,423
Total Equity Contracts 5,360,423
Total $5,360,423
The following table presents International Allocation Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $59,000,838

International Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $54,447 $136,555 $153,702 $37,300 3,730 4.7%
Total Affiliated Short-Term Investments 54,447 37,300 4.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,936 38,630 32,991 10,575 10,575 1.3
Total Collateral Held for Securities Loaned 4,936 10,575 1.3
Total Value $59,383 $47,875
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $1,103
Total Income/Non Income Cash from Affiliated Investments $1,103
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 56
Total Affiliated Income from Securities Loaned, Net $56
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (10.5%)
1,022,396 Alphabet, Inc., Class C
a
$ 110,643,695
222,064 Meta Platforms, Inc.
a
53,366,421
102,523 Netflix, Inc.
a
33,825,413
Total 197,835,529
Consumer Discretionary (13.0%)
943,781 Amazon.com, Inc.
a
99,521,707
9,364 Chipotle Mexican Grill, Inc.
a
19,361,194
52,778 Domino's Pizza, Inc. 16,755,432
135,232 Home Depot, Inc. 40,642,625
31,740 O'Reilly Automotive, Inc.
a
29,115,419
231,332 Tesla, Inc.
a
38,010,161
Total 243,406,538
Consumer Staples (3.7%)
143,746 BJ's Wholesale Club Holdings,
Inc.
a
10,977,882
262,987 Philip Morris International, Inc. 26,290,810
359,565 US Foods Holding Corporation
a
13,807,296
117,718 Walmart, Inc. 17,771,887
Total 68,847,875
Energy (2.2%)
605,325 Halliburton Company 19,824,394
102,193 Pioneer Natural Resources
Company 22,232,087
Total 42,056,481
Financials (12.0%)
152,403 American Express Company 24,588,700
244,105 Charles Schwab Corporation 12,752,045
202,588 Intercontinental Exchange, Inc. 22,067,911
186,474 J.P. Morgan Chase & Company 25,778,166
164,918 Mastercard, Inc. 62,673,787
450,880 PayPal Holdings, Inc.
a
34,266,880
107,039 Raymond James Financial, Inc. 9,690,241
95,309 S&P Global, Inc. 34,557,137
Total 226,374,867
Health Care (14.9%)
55,380 Amgen, Inc. 13,276,801
237,333 AstraZeneca plc ADR 17,377,522
139,434 Danaher Corporation 33,033,309
172,653 Dexcom, Inc.
a
20,949,715
114,359 Intuitive Surgical, Inc.
a
34,447,218
68,271 Laboratory Corporation of America
Holdings 15,477,719
211,578 Medtronic plc 19,243,019
64,518 Molina Healthcare, Inc.
a
19,219,267
76,932 Novo Nordisk AS ADR 12,854,568
20,547 Regeneron Pharmaceuticals, Inc.
a
16,474,379
101,114 UnitedHealth Group, Inc. 49,757,188
156,095 Zoetis, Inc. 27,438,379
Total 279,549,084
Industrials (5.5%)
386,761 Fastenal Company 20,823,212
55,915 Northrop Grumman Corporation 25,791,912
79,519 Parker-Hannifin Corporation 25,834,133
980,255 Uber Technologies, Inc.
a
30,436,918
Total 102,886,175
Shares Common Stock (97.9%) Value
Information Technology (33.6%)
114,771 Adobe, Inc.
a
$ 43,332,939
185,327 Advanced Micro Devices, Inc.
a
16,562,674
560,501 Apple, Inc. 95,105,810
204,707 Applied Materials, Inc. 23,138,032
504,676 Cisco Systems, Inc. 23,845,941
338,105 Fortinet, Inc.
a
21,317,520
632,062 Microsoft Corporation 194,207,370
311,738 NVIDIA Corporation 86,504,178
276,779 QUALCOMM, Inc. 32,327,787
193,970 Salesforce, Inc.
a
38,477,829
101,019 ServiceNow, Inc.
a
46,410,149
28,695 Tyler Technologies, Inc.
a
10,876,266
Total 632,106,495
Materials (1.0%)
128,656 Nucor Corporation 19,064,246
Total 19,064,246
Real Estate (1.1%)
75,637 SBA Communications Corporation 19,732,937
Total 19,732,937
Utilities (0.4%)
72,266 Entergy Corporation 7,774,376
Total 7,774,376
Total Common Stock
(cost $1,387,363,819) 1,839,634,603
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
3,962,007 5.260% 39,620,070
Total Short-Term Investments
(cost $39,600,781) 39,620,070
Total Investments (cost
$1,426,964,600) 100.0% $1,879,254,673
Other Assets and Liabilities, Net
(<0.1%) (14,258)
Total Net Assets 100.0% $1,879,240,415
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 507,183,404
Gross unrealized depreciation (65,346,965)
Net unrealized appreciation (depreciation) $ 441,836,439
Cost for federal income tax purposes $ 1,437,418,234

Large Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 197,835,529 197,835,529 – –
Consumer Discretionary 243,406,538 243,406,538 – –
Consumer Staples 68,847,875 68,847,875 – –
Energy 42,056,481 42,056,481 – –
Financials 226,374,867 226,374,867 – –
Health Care 279,549,084 279,549,084 – –
Industrials 102,886,175 102,886,175 – –
Information Technology 632,106,495 632,106,495 – –
Materials 19,064,246 19,064,246 – –
Real Estate 19,732,937 19,732,937 – –
Utilities 7,774,376 7,774,376 – –
Subtotal Investments in Securities $1,839,634,603 $1,839,634,603 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 39,620,070
Subtotal Other Investments $39,620,070
Total Investments at Value $1,879,254,673
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $41,567 $161,028 $162,975 $39,620 3,962 2.1%
Total Affiliated Short-Term Investments 41,567 39,620 2.1
Total Value $41,567 $39,620
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $1,227
Total Income/Non Income Cash from Affiliated Investments $1,227
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (7.4%)
393,094 Alphabet, Inc., Class C
a
$ 42,540,633
720,592 Comcast Corporation 29,810,891
110,678 Meta Platforms, Inc.
a
26,598,137
738,917 Verizon Communications, Inc. 28,692,147
1,237,410 Warner Bros. Discovery, Inc.
a
16,841,150
Total 144,482,958
Consumer Discretionary (7.3%)
111,817 Aptiv plc
a
11,501,497
11,304 Booking Holdings, Inc.
a
30,366,048
254,153 D.R. Horton, Inc. 27,911,083
875,530 Ford Motor Company 10,401,296
182,027 Lowe's Companies, Inc. 37,830,671
263,519 Sony Group Corporation ADR 23,629,749
Total 141,640,344
Consumer Staples (7.6%)
1,011,135 Coty, Inc.
a
12,002,173
173,037 Lamb Weston Holdings, Inc. 19,347,267
434,074 Philip Morris International, Inc. 43,394,378
332,584 Sysco Corporation 25,522,496
317,759 Walmart, Inc. 47,972,076
Total 148,238,390
Energy (9.0%)
747,937 BP plc ADR 30,126,902
346,968 ConocoPhillips 35,699,538
284,789 Devon Energy Corporation 15,216,276
1,029,117 Enterprise Products Partners, LP 27,076,068
166,362 Exxon Mobil Corporation 19,687,279
296,726 Halliburton Company 9,717,777
158,243 Marathon Petroleum Corporation 19,305,646
79,023 Pioneer Natural Resources
Company 17,191,454
Total 174,020,940
Financials (19.0%)
1,172,094 Bank of America Corporation 34,318,912
146,575 Capital One Financial Corporation 14,261,748
258,811 Charles Schwab Corporation 13,520,287
161,351 Chubb, Ltd. 32,521,908
360,301 Comerica, Inc. 15,626,254
133,440 Discover Financial Services 13,807,037
320,029 Equitable Holdings, Inc. 8,317,554
271,881 Fidelity National Information
Services, Inc. 15,964,852
173,296 Intercontinental Exchange, Inc. 18,877,133
304,534 J.P. Morgan Chase & Company 42,098,780
150,533 M&T Bank Corporation 18,937,051
57,293 MetLife, Inc. 3,513,780
220,694 Morgan Stanley 19,855,839
221,165 PayPal Holdings, Inc.
a
16,808,540
203,163 Raymond James Financial, Inc. 18,392,346
304,872 State Street Corporation 22,030,051
1,120,949 Wells Fargo & Company 44,557,723
34,332 Zurich Insurance Group AG 16,649,380
Total 370,059,175
Health Care (16.4%)
337,468 AstraZeneca plc ADR 24,709,407
680,835 Avantor, Inc.
a
13,262,666
71,006 Biogen, Inc.
a
21,602,155
100,397 Cigna Group 25,429,556
Shares Common Stock (98.0%) Value
Health Care (16.4%) - continued
185,145 CVS Health Corporation $ 13,572,980
68,808 Elevance Health, Inc. 32,246,869
372,871 Gilead Sciences, Inc. 30,653,725
75,014 HCA Healthcare, Inc. 21,553,773
186,797 Johnson & Johnson 30,578,669
86,616 Laboratory Corporation of America
Holdings 19,636,713
344,145 Merck & Company, Inc. 39,738,423
602,327 Pfizer, Inc. 23,424,497
162,145 Zimmer Biomet Holdings, Inc. 22,447,354
Total 318,856,787
Industrials (11.0%)
50,614 Carlisle Companies, Inc. 10,925,032
1,390,860 CNH Industrial NV 19,611,126
115,585 Crane Company
a
8,330,211
115,585 Crane NXT Company 5,474,106
549,181 CSX Corporation 16,826,906
601,559 Delta Air Lines, Inc.
a
20,639,489
173,720 Emerson Electric Company 14,463,927
93,043 General Dynamics Corporation 20,315,009
295,206 Johnson Controls International plc 17,665,127
77,846 L3Harris Technologies, Inc. 15,191,647
65,322 Parker-Hannifin Corporation 21,221,811
188,049 United Parcel Service, Inc. 33,813,091
26,112 United Rentals, Inc. 9,429,304
Total 213,906,786
Information Technology (8.8%)
1,058,427 Cisco Systems, Inc. 50,010,676
156,332 Microsoft Corporation 48,034,570
225,009 QUALCOMM, Inc. 26,281,051
558,390 Samsung Electronics Company,
Ltd. 27,475,075
119,226 Texas Instruments, Inc. 19,934,587
Total 171,735,959
Materials (4.2%)
766,548 Axalta Coating Systems, Ltd.
a
24,199,920
272,931 CF Industries Holdings, Inc. 19,536,401
199,142 Eastman Chemical Company 16,781,696
136,154 Nucor Corporation 20,175,300
Total 80,693,317
Real Estate (3.0%)
51,259 AvalonBay Communities, Inc. 9,245,586
131,924 CBRE Group, Inc.
a
10,113,294
1,085,050 Healthcare Realty Trust, Inc. 21,462,289
1,127,832 Host Hotels & Resorts, Inc. 18,237,043
Total 59,058,212
Utilities (4.3%)
310,277 Constellation Energy Corporation 24,015,440
199,650 Duke Energy Corporation 19,741,392
208,127 Entergy Corporation 22,390,303
275,722 Public Service Enterprise Group,
Inc. 17,425,630
Total 83,572,765
Total Common Stock
(cost $1,469,088,081) 1,906,265,633

Large Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
3,541,014 5.260% $ 35,410,144
Total Short-Term Investments
(cost $35,387,316) 35,410,144
Total Investments (cost
$1,504,475,397) 99.8% $1,941,675,777
Other Assets and Liabilities, Net
0.2% 3,014,645
Total Net Assets 100.0% $1,944,690,422
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 517,117,484
Gross unrealized depreciation (73,464,248)
Net unrealized appreciation (depreciation) $ 443,653,236
Cost for federal income tax purposes $ 1,498,022,541
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 144,482,958 144,482,958 – –
Consumer Discretionary 141,640,344 141,640,344 – –
Consumer Staples 148,238,390 148,238,390 – –
Energy 174,020,940 174,020,940 – –
Financials 370,059,175 353,409,795 16,649,380 –
Health Care 318,856,787 318,856,787 – –
Industrials 213,906,786 213,906,786 – –
Information Technology 171,735,959 144,260,884 27,475,075 –
Materials 80,693,317 80,693,317 – –
Real Estate 59,058,212 59,058,212 – –
Utilities 83,572,765 83,572,765 – –
Subtotal Investments in Securities $1,906,265,633 $1,862,141,178 $44,124,455 $–
Other Investments  * Total
Affiliated Short-Term Investments 35,410,144
Subtotal Other Investments $35,410,144
Total Investments at Value $1,941,675,777
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $23,279 $102,828 $90,697 $35,410 3,541 1.8%
Total Affiliated Short-Term Investments 23,279 35,410 1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 6,353 6,353 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $23,279 $35,410
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $991
Total Income/Non Income Cash from Affiliated Investments $991
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.3% ) Value
Asset-Backed Securities (17.7%)
510 Asset Backed Trust
$ 4,456,866
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 4,067,689
3,406,648
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
3,162,146
ACHV ABS Trust
2,684,674
6.420%,  3/18/2030, Ser.
2023-1PL, Class A
a
2,686,768
4,000,000
6.420%,  5/20/2030, Ser.
2023-2PL, Class A
a
4,004,210
Affirm Asset Securitization Trust
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
8,644,209
852,734
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
830,010
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,810,805
Americredit Automobile
Receivables Trust
5,500,000
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 5,512,357
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,409,410
Ares XL CLO, Ltd.
9,000,000
6.660%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
8,788,860
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
9,798,604
Bankers Healthcare Group
Securitization Trust
2,648,112
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
2,624,326
BHG Securitization Trust
3,265,923
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
3,116,308
BRAVO Residential Funding Trust
4,441,215
5.565%,  (SOFR30A +
0.750%), 5/25/2023, Ser.
2021-HE2, Class A1
a,c
4,341,199
Business Jet Securities, LLC
990,413
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
936,591
CarVal CLO VII-C, Ltd.
3,250,000
6.883%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
3,253,023
Cascade Funding Mortgage Trust
1,792,535
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,654,225
Cascade Funding Mortgage Trust,
LLC
1,900,000
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
1,829,221
Commonbond Student Loan Trust
217,854
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
203,521
621,902
5.520%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
603,480
Principal
Amount Long-Term Fixed Income (97.3%) Value
Asset-Backed Securities (17.7%) - continued
Dext ABS, LLC
$ 4,175,000
5.680%,  4/15/2024, Ser.
2023-1, Class A1
a
$ 4,174,159
DT Auto Owner Trust
2,750,000
5.880%,  4/15/2027, Ser.
2023-2A, Class A
a
2,752,424
Education Funding Trust
1,588,668
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,470,571
Exeter Automobile Receivables
Trust
3,250,000
5.610%,  6/16/2025, Ser.
2023-1A, Class A2 3,247,180
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
897,563
Flatiron CLO, Ltd.
4,000,000
6.314%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,924,548
Ford Credit Auto Owner Trust
2,500,000
5.140%,  3/15/2026, Ser.
2023-A, Class A2A 2,495,568
Foundation Finance Trust
1,728,544
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,537,999
Freedom ABS Trust
2,542,173
6.490%,  12/18/2029, Ser.
2022-4FP, Class A
a
2,544,371
Galaxy XXIII CLO, Ltd.
6,000,000
6.623%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,838,606
Genesis Sales Finance Master
Trust
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,471,609
GMAC Mortgage Corporation
Loan Trust
17,736
5.520%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
8,752
GSAA Home Equity Trust
525,206
6.970%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
547,770
920,881
4.485%,  8/25/2034, Ser.
2004-10, Class M2
b
855,317
Lendingpoint Asset Securitization
Trust
98,455
1.110%,  2/15/2029, Ser.
2021-B, Class A
*
98,282
Longfellow Place CLO, Ltd.
8,495,464
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
8,411,223
Marlette Funding Trust
2,149,480
5.180%,  11/15/2032, Ser.
2022-3A, Class A
a
2,132,020
6,486,734
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
6,475,387

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Asset-Backed Securities (17.7%) - continued
Mercury Financial Credit Card
Master Trust
$ 4,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
$ 3,764,953
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,385,697
National Collegiate Trust
685,312
5.315%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
657,811
Navient Student Loan Trust
2,222,630
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,147,939
Oak Street Investment
2,490,425
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,229,881
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,153,991
OZLM VIII, Ltd.
4,000,000
6.910%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
3,881,544
Pagaya AI Debt Trust
1,683,791
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
1,682,385
Pagaya AI Technology in Housing
Trust
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,799,474
Park Blue CLO 2022-II, Ltd.
4,000,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
4,028,172
PPM CLO 6, Ltd.
6,500,000
7.025%,  (TSFR3M +
2.450%), 1/20/2031, Ser.
2022-6A, Class A
a,c
6,498,538
Pretium Mortgage Credit Partners,
LLC
2,330,319
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
2,221,140
4,196,971
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,891,322
1,491,770
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,422,282
Progress Residential Trust
2,996,299
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,812,639
Santander Drive Auto Receivables
Trust
4,500,000
5.360%,  5/15/2026, Ser.
2023-1, Class A2 4,490,944
SoFi Consumer Loan Program
Trust
5,432,319
5.810%,  5/15/2031, Ser.
2023-1S, Class A
a
5,431,607
Sound Point CLO XIV, Ltd.
5,500,000
6.773%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
5,454,361
Principal
Amount Long-Term Fixed Income (97.3%) Value
Asset-Backed Securities (17.7%) - continued
$ 9,250,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
$ 8,962,982
Sound Point CLO XV, Ltd.
9,000,000
6.773%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
8,884,305
Terwin Mortgage Trust
1,201,463
6.520%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,172,209
Towd Point Asset Trust
2,894,785
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,634,932
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,287,537
Upstart Securitization Trust
411,563
0.910%,  6/20/2031, Ser.
2021-2, Class A
*
408,725
1,380,773
0.830%,  7/20/2031, Ser.
2021-3, Class A
*
1,360,520
4,381,889
6.590%,  2/20/2033, Ser.
2023-1, Class A
a
4,358,981
VCAT Asset Securitization, LLC
1,741,121
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,661,253
Vericrest Opportunity Loan
Transferee
3,093,099
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,825,596
3,124,518
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,857,487
2,578,116
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
2,366,729
4,432,611
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
4,073,828
Wind River CLO, Ltd.
5,000,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
4,922,910
Total 244,892,985
Basic Materials (1.1%)
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,843,547
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,653,872
Glencore Funding, LLC
2,000,000 4.625%,  4/29/2024
a
1,980,348
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,000,355
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,252,680
Nucor Corporation
950,000 2.000%,  6/1/2025 896,849
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 876,399

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Basic Materials (1.1%) - continued
Syngenta Finance NV
$ 3,352,000 4.892%,  4/24/2025
a
$ 3,333,047
Total 14,837,097
Capital Goods (1.9%)
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 2,010,878
Boeing Company
4,500,000 4.875%,  5/1/2025 4,494,959
2,500,000 2.196%,  2/4/2026 2,323,968
Caterpillar Financial Services
Corporation
2,000,000 3.650%,  8/12/2025 1,968,086
Howmet Aerospace, Inc.
2,450,000 6.875%,  5/1/2025 2,523,271
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 780,912
John Deere Capital Corporation
1,250,000 4.050%,  9/8/2025 1,242,194
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,250,226
Raytheon Technologies
Corporation
1,900,000 5.000%,  2/27/2026 1,932,054
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026
a
1,673,293
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,211,224
1,750,000 0.875%,  11/15/2025 1,589,651
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,954,511
Total 25,955,227
Collateralized Mortgage Obligations (9.6%)
Angel Oak Mortgage Trust
5,969,047
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
5,096,439
Banc of America Funding Trust
286,610
4.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
280,041
569,146
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 552,099
Bear Stearns Adjustable Rate
Mortgage Trust
76,568
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
71,731
Bellemeade Re, Ltd.
881,387
6.565%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
880,942
CAFL Issuer, LLC
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,276,342
Cascade Funding Mortgage Trust
3,514,706
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
3,331,808
1,119,302
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,083,637
Principal
Amount Long-Term Fixed Income (97.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
Cascade Funding Mortgage Trust,
LLC
$ 1,359,514
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
$ 1,308,443
Chase Mortgage Finance Trust
Series
1,330,421
3.852%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,214,886
CHNGE Mortgage Trust
2,865,419
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
2,819,665
4,693,994
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
4,232,462
6,195,916
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
6,199,564
5,944,549
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
5,604,766
CIM Trust
2,926,603
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
2,797,146
Citigroup Mortgage Loan Trust,
Inc.
657,034
4.105%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
605,290
COLT Mortgage Loan Trust
5,885,160
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
4,997,269
Countrywide Alternative Loan Trust
103,003
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 72,145
104,565
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 83,574
Credit Suisse Mortgage Capital
Certificates
5,213,409
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
4,369,791
Deephaven Residential Mortgage
Trust
6,071,790
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
5,431,593
5,730,488
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
4,832,669
Federal National Mortgage
Association - REMIC
3,572,535
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,533,498
Flagstar Mortgage Trust
2,680,117
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,353,038
GCAT Trust
4,764,376
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
4,055,038
GS Mortgage-Backed Securities
Trust
420,702
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
385,330
Homeward Opportunities Fund
Trust
1,720,300
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
1,714,698

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
J.P. Morgan Alternative Loan Trust
$ 284,746
4.092%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
$ 267,567
J.P. Morgan Mortgage Trust
161,109
4.068%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
124,644
LHOME Mortgage Trust
3,398,531
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,327,741
4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
3,949,329
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,709,479
MFRA Trust
5,260,500
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
5,006,819
Mortgage Equity Conversion Asset
Trust
638,383
5.270%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
631,293
637,187
5.230%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
629,677
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,399,882
Oaktown Re, Ltd.
205,436
6.465%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
205,367
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,425,845
Preston Ridge Partners Mortgage
Trust, LLC
2,329,156
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,238,898
2,505,147
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,371,683
ROC Securities Trust Series
4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,994,917
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
2,131,909
Toorak Mortgage Corporation, Ltd.
6,094,222
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
5,416,337
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,355,040
TRK Trust
5,899,215
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
4,962,907
TVC Mortgage Trust
754,964
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
753,030
Vericrest Opportunity Loan
Transferee
2,411,017
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
2,282,445
Principal
Amount Long-Term Fixed Income (97.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
Verus Securitization Trust
$ 1,979,849
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
$ 1,687,686
Visio 2020-1R Trust
620,750
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
562,685
Wachovia Mortgage Loan Trust,
LLC
13,849
3.937%,  5/20/2036, Ser.
2006-A, Class 2A1
c
13,075
Total 132,632,159
Commercial Mortgage-Backed Securities (0.9%)
GCT Commercial Mortgage Trust
2,500,000
6.198%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,130,034
GS Mortgage Securities Trust
8,490,000
6.548%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
7,403,299
Silver Hill Trust
3,379,867
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
3,203,703
Total 12,737,036
Communications Services (3.6%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,466,939
1,500,000 4.400%,  2/15/2026 1,480,222
1,000,000 1.450%,  9/15/2026 892,600
2,050,000 5.500%,  3/15/2028 2,114,300
Bell Canada
3,750,000 0.750%,  3/17/2024 3,592,860
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
1,963,756
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,125,000 4.500%,  2/1/2024 2,100,226
3,380,000 4.908%,  7/23/2025 3,348,360
Comcast Corporation
2,500,000 5.250%,  11/7/2025 2,551,609
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
504,004
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 974,234
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,261,742
Fox Corporation
1,060,000 3.050%,  4/7/2025 1,022,297
Magallanes, Inc.
1,300,000 3.428%,  3/15/2024
a
1,271,569
3,600,000 3.638%,  3/15/2025
a
3,484,385
Netflix, Inc.
2,000,000 5.875%,  2/15/2025 2,028,624

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Communications Services (3.6%) - continued
NTT Finance Corporation
$ 1,400,000 4.142%,  7/26/2024
a
$ 1,387,596
Paramount Global
710,000 4.750%,  5/15/2025 702,938
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,099,328
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,608,116
1,500,000 7.625%,  2/15/2025 1,545,529
Take-Two Interactive Software, Inc.
1,000,000 3.300%,  3/28/2024 981,030
750,000 5.000%,  3/28/2026 755,705
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 2,918,802
WarnerMedia Holdings, Inc.
3,200,000 3.755%,  3/15/2027
a
3,015,702
Total 50,072,473
Consumer Cyclical (5.6%)
American Honda Finance
Corporation
1,070,000 1.200%,  7/8/2025 995,266
2,000,000 4.750%,  1/12/2026 2,019,897
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 897,301
Daimler Finance North America,
LLC
1,000,000
5.646%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,000,010
Daimler Trucks Finance North
America, LLC
4,000,000 1.625%,  12/13/2024
a
3,790,527
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,906,934
Ford Motor Credit Company, LLC
2,160,000 3.370%,  11/17/2023 2,123,500
2,750,000 3.810%,  1/9/2024 2,699,091
1,000,000 2.300%,  2/10/2025 930,992
1,400,000 3.375%,  11/13/2025 1,300,123
General Motors Company
1,500,000 6.125%,  10/1/2025 1,526,725
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,644,872
2,100,000 3.950%,  4/13/2024 2,064,322
1,580,000 2.900%,  2/26/2025 1,512,231
1,075,000 2.750%,  6/20/2025 1,019,692
2,000,000 2.350%,  2/26/2027 1,798,885
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,550,706
1,000,000 1.000%,  9/17/2024
a
940,334
1,360,000 1.800%,  10/15/2025
a
1,249,538
1,250,000 1.650%,  9/17/2026
a
1,109,864
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,127,005
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 3,222,502
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,257,461
700,000 5.875%,  11/15/2024 703,716
1,400,000 4.750%,  5/30/2025 1,390,841
Principal
Amount Long-Term Fixed Income (97.3%) Value
Consumer Cyclical (5.6%) - continued
Lowe's Companies, Inc.
$ 3,250,000 4.000%,  4/15/2025 $ 3,208,750
3,000,000 4.400%,  9/8/2025 2,988,293
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,326,365
2,500,000 5.750%,  5/1/2025 2,532,043
Mercedes-Benz Finance North
America, LLC
1,500,000 5.500%,  11/27/2024
a
1,512,518
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 3,015,000
Nissan Motor Company, Ltd.
3,650,000 3.043%,  9/15/2023
a
3,603,388
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,272,033
Starbucks Corporation
1,600,000 4.750%,  2/15/2026 1,613,764
Tesla Auto Lease Trust
2,750,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
2,595,357
Toyota Motor Credit Corporation
1,125,000 0.800%,  10/16/2025 1,031,352
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,371,151
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
1,986,324
Walmart, Inc.
2,000,000 4.000%,  4/15/2026 2,000,560
Total 77,839,233
Consumer Non-Cyclical (5.6%)
AbbVie, Inc.
3,330,000 3.600%,  5/14/2025 3,253,313
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,563,466
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,596,545
2,000,000 5.250%,  3/2/2025 2,017,310
1,425,000 5.150%,  3/2/2028 1,458,505
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,731,502
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,276,080
Bunge, Ltd. Finance Corporation
3,650,000 1.630%,  8/17/2025 3,374,159
Cargill, Inc.
2,500,000 3.500%,  4/22/2025
a
2,456,197
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,150,592
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,732,479
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,618,792
Diageo Capital plc
800,000 1.375%,  9/29/2025 742,397
1,750,000 5.200%,  10/24/2025 1,776,318
Gilead Sciences, Inc.
1,219,000 0.750%,  9/29/2023 1,197,085

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Consumer Non-Cyclical (5.6%) - continued
GSK Consumer Healthcare Capital
US, LLC
$ 1,900,000 3.375%,  3/24/2027 $ 1,813,828
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,792,797
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,692,140
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
3,600,000 2.500%,  1/15/2027
a
3,205,476
Kenvue, Inc.
1,600,000 5.500%,  3/22/2025
a
1,627,023
1,585,000 5.050%,  3/22/2028
a
1,641,564
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,351,388
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,310,637
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,816,110
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a,e
1,883,113
Nestle Holdings, Inc.
2,525,000 5.000%,  3/14/2028
a
2,625,814
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 3,892,270
Philip Morris International, Inc.
2,750,000 5.000%,  11/17/2025 2,774,632
1,650,000 0.875%,  5/1/2026 1,487,561
1,600,000 4.875%,  2/15/2028 1,614,093
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,487,708
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,899,658
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,297,811
Zoetis, Inc.
2,350,000 5.400%,  11/14/2025 2,395,060
Total 77,553,423
Energy (4.1%)
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,505,604
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,696,100
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,763,347
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,347,419
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,157,316
1,350,000 5.850%,  12/15/2025 1,374,203
Energy Transfer, LP
3,285,000 4.200%,  9/15/2023 3,269,640
1,050,000 2.900%,  5/15/2025 1,002,217
EQT Corporation
1,000,000 6.125%,  2/1/2025 1,002,670
600,000 5.678%,  10/1/2025 598,388
Principal
Amount Long-Term Fixed Income (97.3%) Value
Energy (4.1%) - continued
Hess Corporation
$ 2,301,000 3.500%,  7/15/2024 $ 2,257,905
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,981,383
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,494,706
1,300,000 1.750%,  3/1/2026 1,195,825
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,290,715
1,630,000 5.500%,  1/15/2026 1,638,409
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,537,193
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,237,739
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 969,446
Ovintiv Exploration, Inc.
2,550,000 5.375%,  1/1/2026 2,558,636
Phillips 66
1,200,000 4.950%,  12/1/2027 1,211,170
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,326,114
Plains All American Pipeline, LP/
PAA Finance Corporation
2,000,000 3.850%,  10/15/2023 1,982,741
1,625,000 4.650%,  10/15/2025 1,608,483
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,237,055
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
3,250,000 6.875%,  1/15/2029 3,319,222
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 697,020
Western Midstream Operating, LP
2,500,000 3.350%,  2/1/2025 2,387,140
Total 57,647,806
Financials (31.6%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,625,000 3.150%,  2/15/2024 1,587,394
2,500,000 1.650%,  10/29/2024 2,337,622
2,000,000 6.500%,  7/15/2025 2,019,511
1,800,000 1.750%,  1/30/2026 1,614,893
750,000 2.450%,  10/29/2026 672,483
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,483,091
1,000,000 0.700%,  2/15/2024 960,338
2,500,000 0.800%,  8/18/2024 2,347,474
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,486,846
3,400,000 5.250%,  8/11/2025
a
3,333,425
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,531,470
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025
e
4,615,510
American Express Company
2,850,000 2.250%,  3/4/2025 2,713,800

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Financials (31.6%) - continued
$ 2,750,000 3.950%,  8/1/2025 $ 2,696,543
1,125,000 4.900%,  2/13/2026 1,131,286
American International Group, Inc.
800,000 2.500%,  6/30/2025 759,714
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,178,081
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,325,381
2,000,000 3.875%,  1/15/2026 1,864,202
1,200,000 2.150%,  7/15/2026 1,047,857
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,366,899
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
1,951,610
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,422,731
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,913,158
2,150,000 5.500%,  1/15/2026
a
2,110,205
1,500,000 2.125%,  2/21/2026
a
1,333,640
650,000 4.250%,  4/15/2026
a
608,647
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,569,454
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
379,399
Banco Santander SA
2,000,000 0.701%,  6/30/2024
c
1,981,208
2,400,000 5.147%,  8/18/2025 2,383,161
2,000,000 1.849%,  3/25/2026 1,810,908
1,000,000 4.175%,  3/24/2028
c
950,743
Bank of America Corporation
2,150,000 4.200%,  8/26/2024 2,120,843
2,450,000 0.810%,  10/24/2024
c
2,393,059
1,000,000 3.458%,  3/15/2025
c
980,046
2,750,000 0.976%,  4/22/2025
c
2,618,839
2,500,000 3.841%,  4/25/2025
c
2,455,094
1,375,000 0.981%,  9/25/2025
c
1,285,166
2,100,000 2.456%,  10/22/2025
c
2,006,784
3,000,000 1.530%,  12/6/2025
c
2,814,370
1,650,000 3.384%,  4/2/2026
c
1,591,085
1,475,000 1.319%,  6/19/2026
c
1,349,198
2,000,000 4.827%,  7/22/2026
c
1,980,765
3,500,000 1.734%,  7/22/2027
c
3,135,647
Bank of Montreal
3,000,000 0.625%,  7/9/2024 2,843,673
1,500,000 4.250%,  9/14/2024 1,480,438
2,000,000 1.500%,  1/10/2025 1,883,733
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,034,743
800,000 4.700%,  9/20/2025
c,f
779,000
2,000,000 4.414%,  7/24/2026
c
1,976,050
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,066,658
3,200,000 4.846%,  2/7/2028
a
3,204,946
Bank of Nova Scotia
2,000,000 5.250%,  12/6/2024 2,001,798
1,065,000 4.900%,  6/4/2025
c,f
974,414
Principal
Amount Long-Term Fixed Income (97.3%) Value
Financials (31.6%) - continued
Barclays plc
$ 2,000,000
6.252%,  (LIBOR 3M +
1.380%), 5/16/2024
c
$ 1,999,946
2,000,000 4.375%,  9/11/2024 1,944,285
2,400,000 1.007%,  12/10/2024
c
2,317,110
2,000,000 2.279%,  11/24/2027
c
1,787,388
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,032,271
1,650,000 4.700%,  3/24/2025
e
1,591,570
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,f
2,953,990
1,930,000 2.819%,  11/19/2025
a,c
1,843,428
2,200,000 1.323%,  1/13/2027
a,c
1,983,306
BPCE SA
1,050,000 2.375%,  1/14/2025
a
992,428
1,750,000 5.975%,  1/18/2027
a,c
1,763,823
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,027,333
2,200,000 5.144%,  4/28/2025 2,201,107
2,000,000 3.945%,  8/4/2025 1,954,939
Capital One Financial Corporation
2,500,000 1.343%,  12/6/2024
c
2,419,246
1,250,000 2.636%,  3/3/2026
c
1,170,650
1,500,000 4.985%,  7/24/2026
c
1,464,089
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,866,860
1,800,000 4.625%,  12/15/2029 1,696,500
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,f
571,125
1,750,000 4.000%,  6/1/2026
c,f
1,467,847
Citigroup, Inc.
3,500,000 0.776%,  10/30/2024
c
3,414,022
4,000,000 0.981%,  5/1/2025
c
3,809,000
1,000,000 4.000%,  12/10/2025
c,f
871,100
2,000,000 3.290%,  3/17/2026
c
1,929,712
1,075,000 3.106%,  4/8/2026
c
1,034,168
1,850,000 1.122%,  1/28/2027
c
1,661,880
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,f
561,309
Commerzbank AG
4,700,000 8.125%,  9/19/2023
a
4,649,718
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,721,099
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027
a
1,888,027
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 491,103
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,e,f
2,400,750
1,250,000 1.247%,  1/26/2027
a,c
1,120,229
Credit Agricole SA/London
1,065,000 1.907%,  6/16/2026
a,c
985,846
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,387,500
810,000 7.500%,  12/11/2023
a,c,f,g
32,400
5,650,000 1.305%,  2/2/2027
a,c
4,802,500
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,485,851
2,000,000 0.976%,  9/10/2025
a,c
1,865,238
1,000,000 6.466%,  1/9/2026
a,c
1,007,128

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Financials (31.6%) - continued
Deutsche Bank AG
$ 1,800,000 3.700%,  5/30/2024 $ 1,745,689
1,090,000 2.222%,  9/18/2024
c
1,067,719
4,300,000 4.500%,  4/1/2025 4,032,466
3,000,000 6.000%,  10/30/2025
c,f
2,234,700
1,450,000 2.129%,  11/24/2026
c
1,290,226
Discover Bank
1,250,000 2.450%,  9/12/2024 1,188,221
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 2,027,084
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,753,653
2,500,000 0.800%,  8/12/2024
a
2,363,274
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 1,976,016
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,318,629
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,568,229
First-Citizens Bank & Trust
Company
2,685,000 6.125%,  3/9/2028 2,673,996
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,794,115
3,000,000 3.400%,  1/15/2026 2,735,825
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,636,557
Goldman Sachs Group, Inc.
2,500,000 0.925%,  10/21/2024
c
2,439,850
2,250,000 5.700%,  11/1/2024 2,270,005
1,060,000 3.500%,  4/1/2025 1,029,793
2,085,000 3.272%,  9/29/2025
c
2,017,318
325,000 4.250%,  10/21/2025 319,430
2,550,000 0.855%,  2/12/2026
c
2,340,277
2,000,000 3.800%,  5/10/2026
c,f
1,657,500
2,500,000 3.615%,  3/15/2028
c
2,380,278
1,900,000 4.482%,  8/23/2028
c
1,864,162
HSBC Holdings plc
1,645,000 4.250%,  3/14/2024 1,618,478
2,500,000 1.162%,  11/22/2024
c
2,432,488
500,000 0.976%,  5/24/2025
c
473,011
1,750,000 2.999%,  3/10/2026
c
1,665,946
1,575,000 1.645%,  4/18/2026
c
1,456,872
1,400,000 1.589%,  5/24/2027
c
1,247,384
Huntington National Bank
2,000,000 5.699%,  11/18/2025
c
1,952,808
ING Groep NV
500,000 4.625%,  1/6/2026
a
493,379
2,000,000 1.726%,  4/1/2027
c
1,801,614
2,000,000 4.017%,  3/28/2028
c
1,910,181
J.P. Morgan Chase & Company
1,075,000 1.514%,  6/1/2024
c
1,071,361
1,900,000 3.875%,  9/10/2024 1,867,412
1,500,000
6.061%,  (LIBOR 3M +
0.850%), 1/10/2025
c,e
1,496,453
1,300,000 0.563%,  2/16/2025
c
1,248,716
3,500,000 0.969%,  6/23/2025
c
3,318,731
1,850,000 1.561%,  12/10/2025
c
1,736,982
2,000,000 5.546%,  12/15/2025
c
2,009,002
1,200,000 2.005%,  3/13/2026
c
1,131,632
1,100,000 2.083%,  4/22/2026
c
1,036,412
Principal
Amount Long-Term Fixed Income (97.3%) Value
Financials (31.6%) - continued
$ 2,000,000 3.650%,  6/1/2026
c,f
$ 1,753,400
3,500,000 1.045%,  11/19/2026
c
3,153,660
1,275,000 1.040%,  2/4/2027
c
1,143,979
1,000,000 1.578%,  4/22/2027
c
906,046
1,700,000 4.851%,  7/25/2028
c
1,704,623
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,448,158
KeyCorp
950,000 3.878%,  5/23/2025
c
917,983
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 840,252
2,881,000 4.375%,  10/1/2025 2,703,957
Lloyds Banking Group plc
1,500,000 0.695%,  5/11/2024
c
1,498,173
1,075,000 7.500%,  6/27/2024
c,f
1,033,951
350,000 4.582%,  12/10/2025 335,039
2,000,000 4.716%,  8/11/2026
c
1,973,152
2,000,000 3.750%,  3/18/2028
c
1,881,176
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,f
1,150,625
Macquarie Group, Ltd.
2,750,000 1.201%,  10/14/2025
a,c
2,580,357
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 1,953,480
2,000,000 4.650%,  1/27/2026 1,937,109
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,064,122
4,000,000 0.953%,  7/19/2025
c
3,777,290
1,800,000 5.063%,  9/12/2025
c
1,790,767
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
666,332
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,436,197
Morgan Stanley
900,000
5.185%,  (SOFRRATE +
0.466%), 11/10/2023
c
898,927
3,000,000
5.293%,  (SOFRRATE +
0.455%), 1/25/2024
c
2,997,060
1,500,000 0.791%,  1/22/2025
c
1,446,700
750,000 2.720%,  7/22/2025
c
723,476
1,700,000 0.864%,  10/21/2025
c
1,581,452
2,500,000 1.164%,  10/21/2025
c
2,340,306
2,075,000 5.000%,  11/24/2025 2,078,453
1,500,000 4.679%,  7/17/2026
c
1,487,623
2,250,000 6.138%,  10/16/2026
c
2,309,133
1,500,000 0.985%,  12/10/2026
c
1,341,532
1,000,000 1.593%,  5/4/2027
c
899,404
3,000,000 5.164%,  4/20/2029
c
3,021,626
National Bank of Canada
2,500,000 0.750%,  8/6/2024 2,358,973
NatWest Group plc
2,500,000 4.269%,  3/22/2025
c
2,462,451
1,250,000 5.847%,  3/2/2027
c
1,264,527
649,000 3.754%,  11/1/2029
c
613,353
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,000,856
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,001,587
1,500,000 2.329%,  1/22/2027 1,333,101

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Financials (31.6%) - continued
Nordea Bank ABP
$ 3,300,000 1.500%,  9/30/2026
a
$ 2,938,865
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 639,404
1,115,000 4.500%,  1/15/2025 1,073,696
1,630,000 5.250%,  1/15/2026 1,593,375
Owl Rock Capital Corporation
1,250,000 4.250%,  1/15/2026 1,164,920
1,500,000 3.400%,  7/15/2026 1,343,507
Owl Rock Core Income
Corporation
1,100,000 4.700%,  2/8/2027 1,005,053
Owl Rock Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,820,591
1,250,000 3.750%,  6/17/2026
a
1,107,539
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,095,298
PNC Financial Services Group,
Inc.
1,750,000 5.671%,  10/28/2025
c
1,752,565
2,500,000 3.400%,  9/15/2026
c,f
1,912,686
2,000,000 4.758%,  1/26/2027
c
1,977,154
Principal Life Global Funding II
2,000,000 1.375%,  1/10/2025
a
1,877,220
1,600,000 0.875%,  1/12/2026
a
1,437,122
Realty Income Corporation
4,000,000 4.625%,  11/1/2025 3,957,043
546,000 4.875%,  6/1/2026 546,093
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,889,365
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,063,895
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 1,994,260
Royal Bank of Canada
1,750,000 3.970%,  7/26/2024 1,726,184
2,525,000 4.950%,  4/25/2025 2,526,605
3,175,000 4.875%,  1/12/2026 3,192,183
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 379,194
1,750,000 2.490%,  1/6/2028
c
1,534,711
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
966,124
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,682,365
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,091,938
2,000,000 2.226%,  1/21/2026
a,c
1,864,655
2,000,000 1.488%,  12/14/2026
a,c
1,766,577
Standard Chartered plc
1,500,000 0.991%,  1/12/2025
a,c
1,445,474
1,000,000 1.214%,  3/23/2025
a,c
956,232
2,000,000 1.822%,  11/23/2025
a,c
1,871,648
2,100,000 2.608%,  1/12/2028
a,c
1,882,633
State Street Corporation
2,000,000 5.751%,  11/4/2026
c
2,033,285
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,209,167
1,750,000 0.948%,  1/12/2026 1,569,835
Principal
Amount Long-Term Fixed Income (97.3%) Value
Financials (31.6%) - continued
$ 2,400,000 2.174%,  1/14/2027 $ 2,176,459
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,920,371
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,698,647
3,500,000 4.500%,  7/23/2025 3,261,293
Synovus Bank
3,155,000 5.625%,  2/15/2028 2,967,004
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,472,258
2,000,000 5.103%,  1/9/2026 2,018,718
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,f
775,170
1,350,000 4.260%,  7/28/2026
c
1,307,122
1,900,000 1.267%,  3/2/2027
c
1,683,967
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
c
2,013,936
1,750,000 4.548%,  7/22/2028
c
1,701,327
UBS AG
4,350,000 5.125%,  5/15/2024 4,230,375
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,602,313
2,200,000 4.490%,  8/5/2025
a,c
2,156,525
UnitedHealth Group, Inc.
1,200,000 5.150%,  10/15/2025 1,223,173
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
c
5,487,026
2,000,000 3.908%,  4/25/2026
c
1,950,236
1,500,000 4.540%,  8/15/2026
c
1,477,555
1,650,000 3.526%,  3/24/2028
c
1,559,150
Welltower OP, LLC
3,000,000 3.625%,  3/15/2024 2,947,045
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
994,155
Westpac New Zealand, Ltd.
1,900,000 4.902%,  2/15/2028
a
1,900,379
Total 438,549,761
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,352,026
2,000,000 1.450%,  5/5/2026
a
1,822,420
Total 4,174,446
Mortgage-Backed Securities (0.5%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,500,000 5.500%,  5/1/2041
h
6,553,320
111,693
3.797%,  (LIBOR 12M +
1.473%), 1/1/2043
c
110,127
Total 6,663,447
Technology (3.5%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,250,000 3.125%,  1/15/2025 2,179,784
Dell International, LLC/EMC
Corporation
1,500,000 4.000%,  7/15/2024 1,480,751

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Technology (3.5%) - continued
$ 3,000,000 5.850%,  7/15/2025 $ 3,063,834
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,725,883
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,943,464
1,900,000 5.450%,  3/2/2028 1,948,546
Global Payments, Inc.
1,075,000 3.750%,  6/1/2023 1,072,914
2,000,000 1.500%,  11/15/2024 1,887,907
875,000 2.650%,  2/15/2025 835,348
Hewlett Packard Enterprise
Company
2,525,000 5.900%,  10/1/2024 2,551,875
Intel Corporation
1,275,000 4.875%,  2/10/2026 1,291,712
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,462,637
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 998,027
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024 1,882,338
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,527,471
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,140,944
3,250,000 2.950%,  5/15/2025 3,131,596
2,000,000 5.800%,  11/10/2025 2,049,918
1,900,000 4.500%,  5/6/2028 1,880,446
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
967,851
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,365,409
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 723,233
825,000 1.000%,  9/15/2025 756,647
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,433,980
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
965,584
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,359,977
VMware, Inc.
650,000 1.400%,  8/15/2026 580,415
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 2,850,977
Total 48,059,468
Transportation (1.1%)
British Airways plc
507,127 4.625%,  6/20/2024
a
500,953
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,889,815
Continental Airlines, Inc.
1,193,360 4.150%,  4/11/2024 1,167,658
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,063,207
Principal
Amount Long-Term Fixed Income (97.3%) Value
Transportation (1.1%) - continued
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
$ 2,374,998 4.500%,  10/20/2025
a
$ 2,329,065
Mileage Plus Holdings, LLC
2,635,000 6.500%,  6/20/2027
a
2,630,785
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
960,015
1,000,000 3.950%,  3/10/2025
a
973,524
1,200,000 1.200%,  11/15/2025
a
1,079,364
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,654,082
TTX Company
650,000 4.125%,  10/1/2023
a
646,188
Total 15,894,656
U.S. Government & Agencies (6.6%)
U.S. Treasury Bonds
7,000,000 3.500%,  2/15/2033 7,041,563
U.S. Treasury Notes
71,000,000 3.500%,  1/31/2028 70,919,570
13,000,000 4.000%,  10/31/2029 13,368,164
Total 91,329,297
Utilities (3.6%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,611,541
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,401,572
Ameren Corporation
750,000 2.500%,  9/15/2024 721,764
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,210,666
1,425,000 1.000%,  11/1/2025 1,298,587
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 1,904,036
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,134,910
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,964,332
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,136,812
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,444,197
1,750,000 4.220%,  11/1/2024 1,724,290
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
755,000
1,085,000 0.900%,  9/15/2025 996,079
2,650,000 5.000%,  12/8/2025 2,667,155
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,071,973
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,029,454
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,303,288
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,478,287

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Utilities (3.6%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 1,900,000 4.800%,  3/15/2028 $ 1,923,690
850,000 4.750%,  4/30/2043
c
824,500
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,f
1,186,125
1,080,000 0.950%,  8/15/2025 991,700
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 1,993,697
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 1,947,236
Sempra Energy
3,250,000 3.300%,  4/1/2025 3,155,523
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 1,921,009
Southern Company
1,100,000 4.000%,  1/15/2051
c
1,033,560
1,250,000 3.750%,  9/15/2051
c
1,063,721
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,933,459
WEC Energy Group, Inc.
1,250,000 0.550%,  9/15/2023 1,227,576
Total 50,055,739
Total Long-Term Fixed Income
(cost $1,411,587,334) 1,348,894,253
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
7,943,700 Thrivent Cash Management Trust 7,943,700
Total Collateral Held for
Securities Loaned
(cost $7,943,700) 7,943,700
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 11.643%
c
1,575,180
Total 1,575,180
Total Preferred Stock
(cost $1,490,400) 1,575,180
Shares or
Principal
Amount Short-Term Investments ( 2.5% ) Value
Federal Home Loan Bank Discount
Notes
17,855,000 4.569%, 5/1/2023
i
17,855,000
5,000,000 4.500%, 5/3/2023
i
4,998,738
10,000,000 4.555%, 5/10/2023
i
9,988,388
2,400,000 4.828%, 6/21/2023
i
2,383,919
Total Short-Term Investments
(cost $35,216,989) 35,226,045
Total Investments (cost
$1,456,238,423) 100.5% $1,393,639,178
Other Assets and Liabilities, Net
(0.5%) (7,592,372)
Total Net Assets 100.0% $1,386,046,806
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $565,945,389 or 40.8%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
c Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of April 28, 2023 was $1,867,527 or
0.13% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 28, 2023.
Security
Acquisition
Date Cost
Lendingpoint Asset
Securitization Trust,
2/15/2029 9/29/2021 $ 98,448
Upstart Securitization Trust,
6/20/2031 5/4/2021 411,552
Upstart Securitization Trust,
7/20/2031 7/22/2021 1,380,678
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 7,707,621
Total lending $7,707,621
Gross amount payable upon return of
collateral for securities loaned $7,943,700
Net amounts due to counterparty $236,079

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,955,178
Gross unrealized depreciation (65,530,153)
Net unrealized appreciation (depreciation) $ (59,574,975)
Cost for federal income tax purposes $ 1,453,214,153
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 244,892,985 – 244,892,985 –
Basic Materials 14,837,097 – 14,837,097 –
Capital Goods 25,955,227 – 25,955,227 –
Collateralized Mortgage Obligations 132,632,159 – 132,632,159 –
Commercial Mortgage-Backed Securities 12,737,036 – 12,737,036 –
Communications Services 50,072,473 – 50,072,473 –
Consumer Cyclical 77,839,233 – 77,839,233 –
Consumer Non-Cyclical 77,553,423 – 77,553,423 –
Energy 57,647,806 – 57,647,806 –
Financials 438,549,761 – 438,549,761 –
Foreign Government 4,174,446 – 4,174,446 –
Mortgage-Backed Securities 6,663,447 – 6,663,447 –
Technology 48,059,468 – 48,059,468 –
Transportation 15,894,656 – 15,894,656 –
U.S. Government & Agencies 91,329,297 – 91,329,297 –
Utilities 50,055,739 – 50,055,739 –
Preferred Stock
Financials 1,575,180 1,575,180 – –
Short-Term Investments 35,226,045 – 35,226,045 –
Subtotal Investments in Securities $1,385,695,478 $1,575,180 $1,384,120,298 $–
Other Investments  * Total
Collateral Held for Securities Loaned 7,943,700
Subtotal Other Investments $7,943,700
Total Investments at Value $1,393,639,178
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (415,476)
Total Interest Rate Contracts (415,476)
Total ($415,476)

Limited Maturity Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,107,278
Total Interest Rate Contracts 1,107,278
Total $1,107,278
The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $60,728,565
Futures - Short (128,400,840)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $4,500 $25,900 $22,456 $7,944 7,944 0.6%
Total Collateral Held for Securities Loaned 4,500 7,944 0.6
Total Value $4,500 $7,944
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $36
Total Affiliated Income from Securities Loaned, Net $36
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (11.6%)
1,302 Activision Blizzard, Inc.
a
$ 101,178
129 Alphabet, Inc., Class C
a
13,960
14,482 AT&T, Inc. 255,897
5,053 BCE, Inc. 242,869
209 Charter Communications, Inc.
a
77,058
126,000 CITIC Telecom International
Holdings, Ltd. 50,620
5,811 Comcast Corporation 240,401
5,520 Deutsche Telekom AG 133,098
3,100 KDDI Corporation 96,776
5,737 Koninklijke (Royal) KPN NV 20,922
12,200 Nintendo Company, Ltd. 515,784
14,713 Orange SA 191,504
357 Paradox Interactive AB 8,773
2,394 Proximus SA 20,408
2,522 Publicis Groupe SA 206,192
175 Rogers Communications, Inc. 8,646
4,200 SKY Perfect JSAT Holdings, Inc. 16,375
22,200 SoftBank Corporation 249,946
462 Swisscom AG 317,187
4,474 Telefonica Deutschland Holding
AG 15,118
25,863 Telefonica SA 117,475
12,438 TELUS Corporation 263,660
14,583 Verizon Communications, Inc. 566,258
Total 3,730,105
Consumer Discretionary (5.5%)
16,467 Europris ASA
b
117,932
308 Ferrari NV 85,824
9,900 Heiwa Corporation 195,467
72 Hermes International 156,318
1,358 McDonald's Corporation 401,629
5,500 McDonald's Holdings Company
(Japan), Ltd. 229,131
210 Pool Corporation 73,777
8,500 Sekisui House, Ltd. 174,749
1,700 T-Gaia Corporation 20,856
138 Ulta Beauty, Inc.
a
76,097
63,200 Yamada Holdings Company, Ltd. 220,235
Total 1,752,015
Consumer Staples (14.9%)
671 Church & Dwight Company, Inc. 65,167
540 Clorox Company 89,435
5,754 Coca-Cola Company 369,119
894 Coles Group, Ltd. 10,800
4,550 Colgate-Palmolive Company 363,090
2,243 Conagra Brands, Inc. 85,144
133 Costco Wholesale Corporation 66,928
84 Dollar General Corporation 18,603
1,648 General Mills, Inc. 146,062
728 Hershey Company 198,788
11,745 Hormel Foods Corporation 474,968
1,744 J.M. Smucker Company 269,291
8,100 Japan Tobacco, Inc. 174,287
6,519 Koninklijke Ahold Delhaize NV 224,154
7,852 Kroger Company 381,843
241 Loblaw Companies, Ltd. 22,667
6,150 Mondelez International, Inc. 471,828
1,905 Nestle SA 244,392
2,497 PepsiCo, Inc. 476,652
1,460 Procter & Gamble Company 228,315
118,200 Sheng Siong Group, Ltd. 156,983
Shares Common Stock (97.1%) Value
Consumer Staples (14.9%) - continued
2,438 Tyson Foods, Inc. $ 152,351
616 Walmart, Inc. 92,997
Total 4,783,864
Energy (1.3%)
8,835 Equinor ASA 254,369
210 Valero Energy Corporation 24,080
4,157 Williams Companies, Inc. 125,791
Total 404,240
Financials (12.6%)
330 Aon plc 107,309
859 Assurant, Inc. 105,769
9,514 Bank Leumi Le-Israel BM 75,414
563 Bank of Nova Scotia 28,103
738 Berkshire Hathaway, Inc.
a
242,470
143,000 BOC Hong Kong (Holdings), Ltd. 451,411
2,290 Cboe Global Markets, Inc. 319,913
1,950 Central Pacific Financial
Corporation 30,966
2,212 CME Group, Inc. 410,923
411 Erie Indemnity Company 89,323
267 FactSet Research Systems, Inc. 109,921
336 Fidelity National Information
Services, Inc. 19,730
1,197 Global Payments, Inc. 134,914
3,596 Hartford Financial Services Group,
Inc. 255,280
1,582 Jack Henry & Associates, Inc. 258,404
3,008 Janus Henderson Group plc 78,058
2,563 Julius Baer Group, Ltd. 183,655
1,302 Laurentian Bank of Canada 30,954
961 Marsh & McLennan Companies,
Inc. 173,163
536 Mastercard, Inc. 203,696
11,100 Matsui Securities Company, Ltd. 63,520
69,600 Mitsubishi HC Capital, Inc. 361,275
4,573 Mizrahi Tefahot Bank, Ltd. 149,964
87 PayPal Holdings, Inc.
a
6,612
107 Sun Life Financial, Inc. 5,249
539 Visa, Inc. 125,441
Total 4,021,437
Health Care (20.2%)
763 Agilent Technologies, Inc. 103,333
572 Amgen, Inc. 137,131
2,434 Baxter International, Inc. 116,053
58 Biogen, Inc.
a
17,645
228 BioMarin Pharmaceutical, Inc.
a
21,897
200 Bio-Rad Laboratories, Inc.
a
90,158
1,227 Bio-Techne Corporation 98,013
247 Bristol-Myers Squibb Company 16,492
3,697 Centene Corporation
a
254,834
466 CSL, Ltd. 93,031
100 Danaher Corporation 23,691
956 Enanta Pharmaceuticals, Inc.
a
33,986
4,671 Galenica AG
b
418,609
8,315 Gilead Sciences, Inc. 683,576
10,797 GSK plc 194,705
571 Incyte Corporation
a
42,488
5,029 Johnson & Johnson 823,247
1,500 Kaken Pharmaceutical Company,
Ltd. 41,303
721 Medtronic plc 65,575

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.1%) Value
Health Care (20.2%) - continued
5,453 Merck & Company, Inc. $ 629,658
288 Merck KGaA
a
51,658
35 Molina Healthcare, Inc.
a
10,426
356 Novartis AG 36,417
3,177 Novo Nordisk AS 528,508
1,017 Pfizer, Inc. 39,551
565 Quest Diagnostics, Inc. 78,428
26,500 Raffles Medical Group, Ltd. 29,264
250 Regeneron Pharmaceuticals, Inc.
a
200,448
333 Roche Holding AG, Bearer Shares 112,688
1,576 Roche Holding AG, Participation
Certificates 493,509
966 Royalty Pharma PLC 33,955
3,924 Sanofi 422,884
800 Takeda Pharmaceutical Company,
Ltd. 26,527
284 UnitedHealth Group, Inc. 139,754
1,053 Vertex Pharmaceuticals, Inc.
a
358,789
67 Ypsomed Holding AG 15,576
Total 6,483,807
Industrials (10.4%)
703 3M Company 74,673
440 Acuity Brands, Inc. 69,247
595 Automatic Data Processing, Inc. 130,900
3,700 BellSystem24 Holdings, Inc. 38,038
14,558 Cia de Distribucion Integral
Logista Holdings SA 395,352
3,845 Computershare, Ltd. 57,236
1,800 COMSYS Holdings Corporation 34,445
6,127 CSX Corporation 187,731
2,755 Expeditors International of
Washington, Inc. 313,629
674 Fastenal Company 36,288
182 Forrester Research, Inc.
a
5,631
19 JB Hunt Transport Services, Inc. 3,330
5,600 Kamigumi Company, Ltd. 122,729
27,000 Kandenko Company, Ltd. 203,438
101 Kuehne & Nagel International AG 29,922
7,000 Nikkon Holdings Company, Ltd. 135,649
317 Norfolk Southern Corporation 64,360
266 Paychex, Inc. 29,223
353 Paycom Software, Inc.
a
102,501
889 Republic Services, Inc. 128,567
640 Robert Half International, Inc. 46,720
72 Schindler Holding AG,
Participation Certificates 16,090
4,203 Thomson Reuters Corporation 552,686
722 Trex Company, Inc.
a
39,465
187 Union Pacific Corporation 36,596
142 United Parcel Service, Inc. 25,533
2,628 Waste Management, Inc. 436,379
Total 3,316,358
Information Technology (9.5%)
337 Accenture plc 94,458
233 Adobe, Inc.
a
87,971
1,997 Akamai Technologies, Inc.
a
163,694
3,900 Amano Corporation 79,408
343 Apple, Inc. 58,200
1,544 Arista Networks, Inc.
a
247,287
758 Cadence Design Systems, Inc.
a
158,763
1,200 Canon, Inc. 28,581
Shares Common Stock (97.1%) Value
Information Technology (9.5%) - continued
1,253 Check Point Software
Technologies, Ltd.
a
$ 159,582
6,225 Cisco Systems, Inc. 294,131
492 F5, Inc.
a
66,105
200 ITOCHU Techno-Solutions
Corporation 5,179
2,459 Keysight Technologies, Inc.
a
355,670
4,700 Kyocera Corporation 246,691
586 Motorola Solutions, Inc. 170,760
4,500 NEC Networks & System
Integration Corporation 56,095
1,459 NetApp, Inc. 91,757
366 NICE, Ltd.
a
75,023
387 QUALCOMM, Inc. 45,202
25 Roper Industries, Inc. 11,369
999 Splunk, Inc.
a
86,154
2,033 Texas Instruments, Inc. 339,918
600 Tokyo Electron, Ltd. 68,703
200 VeriSign, Inc.
a
44,360
139 Zoom Video Communications,
Inc.
a
8,539
Total 3,043,600
Materials (2.9%)
102 BHP Group, Ltd. 3,027
1,904 Franco-Nevada Corporation 288,989
636 HeidelbergCement AG 48,172
817 Holcim, Ltd. 53,981
8,572 Newmont Corporation 406,313
537 Rio Tinto plc 34,139
892 Vidrala SA 93,640
Total 928,261
Real Estate (1.2%)
6,200 Daiwa House Industry Company,
Ltd. 158,028
80 Equity Residential 5,060
532 Public Storage, Inc. 156,850
8,000 Swire Pacific, Ltd. 63,505
Total 383,443
Utilities (7.0%)
192 BKW FMB Energie 32,879
1,000 CLP Holdings, Ltd. 7,446
6,528 Consolidated Edison, Inc. 642,812
620 Dominion Energy, Inc. 35,427
3,352 Edison International 246,707
8,722 Enel SPA 59,590
2,305 Entergy Corporation 247,972
4,867 Evergy, Inc. 302,289
1,201 Fortis, Inc. 52,735
32,000 Hong Kong and China Gas
Company, Ltd. 28,414
3,600 Kyushu Electric Power Company,
Inc.
a
20,963
8,290 NiSource, Inc. 235,933
91 Pinnacle West Capital Corporation 7,140
18,000 Power Assets Holdings, Ltd. 102,857

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.1%) Value
Utilities (7.0%) - continued
1,373 Sempra Energy $ 213,488
Total 2,236,652
Total Common Stock
(cost $27,956,029) 31,083,782
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
69,199 5.260% 691,986
Total Short-Term Investments
(cost $691,986) 691,986
Total Investments (cost
$28,648,015) 99.3% $31,775,768
Other Assets and Liabilities, Net
0.7% 222,951
Total Net Assets 100.0% $31,998,719
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $536,541 or 1.7% of total net assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,768,569
Gross unrealized depreciation (708,220)
Net unrealized appreciation (depreciation) $ 3,060,349
Cost for federal income tax purposes $ 28,724,684
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,730,105 1,254,752 2,475,353 –
Consumer Discretionary 1,752,015 551,503 1,200,512 –
Consumer Staples 4,783,864 3,950,581 833,283 –
Energy 404,240 149,871 254,369 –
Financials 4,021,437 2,671,892 1,349,545 –
Health Care 6,483,807 4,019,128 2,464,679 –
Industrials 3,316,358 1,730,773 1,585,585 –
Information Technology 3,043,600 2,483,920 559,680 –
Materials 928,261 695,302 232,959 –
Real Estate 383,443 161,910 221,533 –
Utilities 2,236,652 1,931,768 304,884 –
Subtotal Investments in Securities $31,083,782 $19,601,400 $11,482,382 $–
Other Investments  * Total
Affiliated Short-Term Investments 691,986
Subtotal Other Investments $691,986
Total Investments at Value $31,775,768
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Low Volatility Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,265 9,265 – –
Total Asset Derivatives $9,265 $9,265 $– $–

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 6 June 2023 $ 517,775 $ 9,265
Total Futures Long Contracts $ 517,775 $ 9,265
Total Futures Contracts $ 517,775 $9,265
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Low Volatility Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,265
Total Equity Contracts 9,265
Total Asset Derivatives $9,265
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for Low
Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 56,445
Total Equity Contracts 56,445
Total $56,445
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 567
Total Equity Contracts 567
Total $567
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $541,748

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $674 $4,462 $4,444 $692 69 2.2%
Total Affiliated Short-Term Investments 674 692 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 344 344 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $674 $692
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $17
Total Income/Non Income Cash from Affiliated Investments $17
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.5% ) Value
Communications Services (2.0%)
3,289 Ziff Davis, Inc.
a
$ 240,558
11,041 ZoomInfo Technologies, Inc.
a
241,908
Total 482,466
Consumer Discretionary (13.1%)
3,406 Aptiv plc
a
350,341
1,559 Burlington Stores, Inc.
a
300,591
248 Chipotle Mexican Grill, Inc.
a
512,770
493 Deckers Outdoor Corporation
a
236,315
2,265 Five Below, Inc.
a
447,020
1,773 Fox Factory Holding Corporation
a
196,573
825 Lithia Motors, Inc. 182,234
59 NVR, Inc.
a
344,560
4,186 Planet Fitness, Inc.
a
348,024
2,914 Wyndham Hotels & Resorts, Inc. 198,793
Total 3,117,221
Consumer Staples (3.8%)
1,292 Casey's General Stores, Inc. 295,635
2,603 Celsius Holdings, Inc.
a
248,769
3,151 Lamb Weston Holdings, Inc. 352,313
Total 896,717
Energy (2.1%)
3,032 Matador Resources Company 148,659
26,009 TechnipFMC plc
a
356,063
Total 504,722
Financials (9.5%)
2,006 Arthur J. Gallagher & Company 417,368
7,588 Columbia Banking System, Inc. 162,080
1,630 Kinsale Capital Group, Inc. 532,537
882 MSCI, Inc. 425,521
3,646 PayPal Holdings, Inc.
a
277,096
3,372 Tradeweb Markets, Inc. 237,423
5,936 Western Alliance Bancorp 220,344
Total 2,272,369
Health Care (18.2%)
839 Argenx SE ADR
a
325,431
603 Ascendis Pharma AS ADR
a
42,186
9,981 Avantor , Inc.
a
194,430
4,050 Bio- Techne Corporation 323,514
890 Cooper Companies, Inc. 339,491
3,801 Dexcom , Inc.
a
461,213
3,826 Edwards Lifesciences Corporation
a
336,612
2,076 Immunocore Holdings plc ADR
a
120,512
881 Inspire Medical Systems, Inc.
a
235,782
1,347 Insulet Corporation
a
428,400
16,222 Maravai LifeSciences Holdings,
Inc.
a
223,701
7,989 Progyny , Inc.
a
265,554
14,305 R1 RCM, Inc.
a
223,015
1,235 Repligen Corporation
a
187,263
660 Sarepta Therapeutics, Inc.
a
81,028
915 ShockWave Medical, Inc.
a
265,497
1,617 Zoetis, Inc. 284,236
Total 4,337,865
Industrials (17.0%)
2,394 Advanced Drainage Systems, Inc. 205,214
3,610 ASGN, Inc.
a
258,440
Shares Common Stock (95.5%) Value
Industrials (17.0%) - continued
1,235 Carlisle Companies, Inc. $ 266,575
2,096 Chart Industries, Inc.
a
278,977
12,328 Driven Brands Holdings, Inc.
a
378,470
14,517 Howmet Aerospace, Inc. 642,958
1,978 Middleby Corporation
a
278,661
751 Old Dominion Freight Line, Inc. 240,613
975 Paycom Software, Inc.
a
283,111
2,728 Regal Rexnord Corporation 355,076
2,713 Ritchie Brothers Auctioneers, Inc. 155,156
358 Saia, Inc.
a
106,602
4,863 TransUnion 334,623
6,238 WillScot Mobile Mini Holdings
Corporation
a
283,205
Total 4,067,681
Information Technology (23.1%)
3,022 Amphenol Corporation 228,070
2,134 Arista Networks, Inc.
a
341,781
2,091 BILL Holdings, Inc.
a
160,610
6,372 Calix, Inc.
a
291,200
5,852 Cognex Corporation 279,082
2,822 Entegris , Inc. 211,424
765 EPAM Systems, Inc.
a
216,067
3,883 Five9, Inc.
a
251,774
518 HubSpot , Inc.
a
218,052
632 Lam Research Corporation 331,219
3,782 Lattice Semiconductor
Corporation
a
301,425
701 Monolithic Power Systems, Inc. 323,841
2,546 Palo Alto Networks, Inc.
a
464,543
3,101 PTC, Inc.
a
390,075
6,756 Sprout Social, Inc.
a
332,801
1,259 Synopsys, Inc.
a
467,492
1,162 Tyler Technologies, Inc.
a
440,433
898 Universal Display Corporation 119,847
2,828 Wolfspeed , Inc.
a
131,643
Total 5,501,379
Materials (3.9%)
2,604 AptarGroup, Inc. 308,600
779 Martin Marietta Materials, Inc. 282,933
4,177 RPM International, Inc. 342,639
Total 934,172
Real Estate (2.8%)
2,544 CBRE Group, Inc.
a
195,023
2,782 Regency Centers Corporation 170,898
723 SBA Communications Corporation 188,623
2,824 Zillow Group, Inc.
a
120,811
Total 675,355
Total Common Stock
(cost $21,817,910) 22,789,947
Shares
Registered Investment
Companies ( 2.1% ) Value
U.S. Unaffiliated  (2.1%)
3,133 Communication Services Select
Sector SPDR Fund 187,667
1,475 SPDR S&P Biotech ETF
a
118,295

Mid Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (2.1%) Value
U.S. Unaffiliated  (2.1%)- continued
1,504 SPDR S&P Oil & Gas Exploration
ETF
b
$ 191,173
Total 497,135
Total Registered Investment
Companies (cost $438,603) 497,135
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
177,100 Thrivent Cash Management Trust 177,100
Total Collateral Held for
Securities Loaned
(cost $177,100) 177,100
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
70,738 5.260% 707,383
Total Short-Term Investments
(cost $707,383) 707,383
Total Investments (cost
$23,140,996) 101.3% $24,171,565
Other Assets and Liabilities, Net
(1.3%) (302,603)
Total Net Assets 100.0% $23,868,962
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of April 28, 2023:
Securities Lending Transactions
Common Stock $ 177,954
Total lending $177,954
Gross amount payable upon return of
collateral for securities loaned $177,100
Net amounts due to counterparty $(854)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,677,978
Gross unrealized depreciation (1,931,238)
Net unrealized appreciation (depreciation) $746,740
Cost for federal income tax purposes $23,424,825
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 482,466 482,466 – –
Consumer Discretionary 3,117,221 3,117,221 – –
Consumer Staples 896,717 896,717 – –
Energy 504,722 504,722 – –
Financials 2,272,369 2,272,369 – –
Health Care 4,337,865 4,337,865 – –
Industrials 4,067,681 4,067,681 – –
Information Technology 5,501,379 5,501,379 – –
Materials 934,172 934,172 – –
Real Estate 675,355 675,355 – –
Registered Investment Companies
U.S. Unaffiliated 497,135 497,135 – –
Subtotal Investments in Securities $23,287,082 $23,287,082 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 707,383
Collateral Held for Securities Loaned 177,100
Subtotal Other Investments $884,483
Total Investments at Value $24,171,565
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $831 $3,659 $3,783 $707 71 3.0%
Total Affiliated Short-Term Investments 831 707 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   43 3,616 3,482 177 177 0.7
Total Collateral Held for Securities Loaned 43 177 0.7
Total Value $874 $884
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $12
Total Income/Non Income Cash from Affiliated Investments $12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.1% ) Value
Communications Services (0.7%)
3,512,764 DISH Network Corporation
a
$ 26,380,858
Total 26,380,858
Consumer Discretionary (14.8%)
408,194 Aptiv plc
a
41,986,835
47,779 Chipotle Mexican Grill, Inc.
a
98,788,816
345,396 Crocs, Inc.
a
42,715,123
123,720 Domino's Pizza, Inc. 39,277,388
1,196,831 Harley-Davidson, Inc. 44,402,430
139,900 Lululemon Athletica, Inc.
a
53,152,207
21,090 NVR, Inc.
a
123,165,600
653,740 Skyline Champion Corporation
a
48,487,896
2,419,471 Sonos, Inc.
a
51,147,617
Total 543,123,912
Consumer Staples (4.2%)
516,478 BJ's Wholesale Club Holdings,
Inc.
a
39,443,425
266,784 Casey's General Stores, Inc. 61,045,515
468,212 Lamb Weston Holdings, Inc. 52,350,783
Total 152,839,723
Energy (4.5%)
1,279,957 Devon Energy Corporation 68,388,102
2,453,648 NOV, Inc. 41,098,604
501,380 Valero Energy Corporation 57,493,245
Total 166,979,951
Financials (14.9%)
1,776,985 Ally Financial, Inc. 46,876,864
169,936 Ameriprise Financial, Inc. 51,850,872
1,524,054 Arch Capital Group, Ltd.
a
114,410,734
382,104 Kinsale Capital Group, Inc. 124,837,198
2,135,252 Radian Group, Inc. 51,822,566
882,828 Voya Financial, Inc. 67,518,686
1,151,093 Western Alliance Bancorp 42,728,572
1,646,179 Zions Bancorp NA 45,862,547
Total 545,908,039
Health Care (11.2%)
315,182 Align Technology, Inc.
a
102,528,705
585,467 Bio-Techne Corporation 46,767,104
913,082 Centene Corporation
a
62,938,742
835,999 Edwards Lifesciences Corporation
a
73,551,192
172,933 Insulet Corporation
a
54,999,612
2,613,089 Maravai LifeSciences Holdings,
Inc.
a
36,034,497
1,145,263 Revance Therapeutics, Inc.
a
36,453,721
Total 413,273,573
Industrials (18.2%)
829,015 Advanced Drainage Systems, Inc. 71,063,166
1,097,842 Fastenal Company 59,107,813
424,664 Forward Air Corporation 44,806,299
1,741,779 Howmet Aerospace, Inc. 77,143,392
259,706 Lincoln Electric Holdings, Inc. 43,578,667
278,718 Old Dominion Freight Line, Inc. 89,298,460
677,493 Quanta Services, Inc. 114,929,912
990,173 Timken Company 76,094,795
262,160 United Rentals, Inc. 94,668,597
Total 670,691,101
Shares Common Stock (95.1%) Value
Information Technology (10.0%)
181,948 ANSYS, Inc.
a
$ 57,117,116
297,439 BILL Holdings, Inc.
a
22,846,290
1,095,249 Ciena Corporation
a
50,425,264
2,653,433 Dropbox, Inc.
a
53,970,827
250,772 NICE, Ltd. ADR
a
51,159,996
805,313 ON Semiconductor Corporation
a
57,950,323
903,769 Trimble, Inc.
a
42,567,520
637,629 Wolfspeed, Inc.
a
29,681,630
Total 365,718,966
Materials (8.1%)
1,554,085 Ball Corporation 82,646,240
789,460 PPG Industries, Inc. 110,729,660
994,984 Steel Dynamics, Inc. 103,428,587
Total 296,804,487
Real Estate (3.5%)
399,391 Alexandria Real Estate Equities,
Inc. 49,596,375
332,146 Camden Property Trust 36,552,667
428,887 Digital Realty Trust, Inc. 42,524,146
Total 128,673,188
Utilities (5.0%)
1,159,189 Alliant Energy Corporation 63,917,682
1,977,368 CenterPoint Energy, Inc. 60,250,403
565,654 Entergy Corporation 60,853,057
Total 185,021,142
Total Common Stock
(cost $2,847,285,128) 3,495,414,940
Shares Short-Term Investments ( 4.8% ) Value
Thrivent Core Short-Term Reserve
Fund
17,849,887 5.260% 178,498,867
Total Short-Term Investments
(cost $178,470,729) 178,498,867
Total Investments (cost
$3,025,755,857) 99.9% $3,673,913,807
Other Assets and Liabilities, Net
0.1% 2,471,690
Total Net Assets 100.0% $3,676,385,497
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Mid Cap Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 875,309,473
Gross unrealized depreciation (227,422,143)
Net unrealized appreciation (depreciation) $ 647,887,330
Cost for federal income tax purposes $ 3,026,026,477
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 26,380,858 26,380,858 – –
Consumer Discretionary 543,123,912 543,123,912 – –
Consumer Staples 152,839,723 152,839,723 – –
Energy 166,979,951 166,979,951 – –
Financials 545,908,039 545,908,039 – –
Health Care 413,273,573 413,273,573 – –
Industrials 670,691,101 670,691,101 – –
Information Technology 365,718,966 365,718,966 – –
Materials 296,804,487 296,804,487 – –
Real Estate 128,673,188 128,673,188 – –
Utilities 185,021,142 185,021,142 – –
Subtotal Investments in Securities $3,495,414,940 $3,495,414,940 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 178,498,867
Subtotal Other Investments $178,498,867
Total Investments at Value $3,673,913,807
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $174,339 $303,879 $299,719 $178,499 17,850 4.8%
Total Affiliated Short-Term Investments 174,339 178,499 4.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 92,825 92,825 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $174,339 $178,499
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $4,124
Total Income/Non Income Cash from Affiliated Investments $4,124
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 61
Total Affiliated Income from Securities Loaned, Net $61
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (2.8%)
25,741 Imax Corporation
a
$ 539,274
26,123 Warner Bros. Discovery, Inc.
a
355,534
Total 894,808
Consumer Discretionary (9.6%)
2,787 Aptiv plc
a
286,671
11,066 Cedar Fair, LP 483,806
5,492 D.R. Horton, Inc. 603,131
10,920 eBay, Inc. 507,016
4,123 Lear Corporation 526,342
16,855 Tapestry, Inc. 687,852
Total 3,094,818
Consumer Staples (6.8%)
3,536 Dollar Tree, Inc.
a
543,518
4,525 Lamb Weston Holdings, Inc. 505,940
6,194 Sysco Corporation 475,328
16,959 US Foods Holding Corporation
a
651,226
Total 2,176,012
Energy (7.2%)
22,359 Enterprise Products Partners, LP 588,265
6,950 Helmerich & Payne, Inc. 230,462
2,721 Marathon Petroleum Corporation 331,962
11,921 Noble Corporation plc
a
458,363
3,233 Pioneer Natural Resources
Company 703,339
Total 2,312,391
Financials (19.0%)
4,963 Allstate Corporation 574,517
1,755 Capital One Financial Corporation 170,761
21,818 Carlyle Group, Inc. 661,740
3,804 Cboe Global Markets, Inc. 531,419
5,981 Comerica, Inc. 259,396
21,425 Eastern Bankshares, Inc. 249,601
4,471 Enterprise Financial Services
Corporation 191,180
17,950 Equitable Holdings, Inc. 466,520
6,656 Fidelity National Information
Services, Inc. 390,840
3,452 M&T Bank Corporation 434,262
2,268 Raymond James Financial, Inc. 205,322
3,023 Selective Insurance Group, Inc. 291,206
10,385 Synovus Financial Corporation 319,858
5,447 Texas Capital Bancshares, Inc.
a
273,712
8,477 Voya Financial, Inc. 648,321
6,496 Wintrust Financial Corporation 444,131
Total 6,112,786
Health Care (9.1%)
2,943 Acadia Healthcare Company, Inc.
a
212,749
21,636 Avantor, Inc.
a
421,469
12,594 Baxter International, Inc. 600,482
6,427 Cardinal Health, Inc. 527,657
2,481 Laboratory Corporation of America
Holdings 562,468
4,035 Universal Health Services, Inc. 606,662
Total 2,931,487
Industrials (14.5%)
4,156 AGCO Corporation 515,094
Shares Common Stock (98.5%) Value
Industrials (14.5%) - continued
15,599 Barnes Group, Inc. $ 655,626
4,919 Booz Allen Hamilton Holding
Corporation 470,847
3,061 Carlisle Companies, Inc. 660,717
4,214 JB Hunt Transport Services, Inc. 738,672
2,001 Lincoln Electric Holdings, Inc. 335,768
18,072 Sensata Technologies Holding plc 785,228
16,200 Southwest Airlines Company 490,698
Total 4,652,650
Information Technology (8.6%)
6,996 CommVault Systems, Inc.
a
407,657
3,449 Jabil, Inc. 269,539
16,436 Juniper Networks, Inc. 495,546
17,800 Knowles Corporation
a
300,464
6,529 MKS Instruments, Inc. 547,587
3,345 ON Semiconductor Corporation
a
240,706
3,353 PTC, Inc.
a
421,774
2,789 Western Digital Corporation
a
96,053
Total 2,779,326
Materials (8.2%)
22,433 Axalta Coating Systems, Ltd.
a
708,210
12,632 Berry Plastics Group, Inc. 730,256
7,972 Celanese Corporation 846,945
4,941 CF Industries Holdings, Inc. 353,677
Total 2,639,088
Real Estate (7.1%)
1,874 AvalonBay Communities, Inc. 338,013
5,284 CBRE Group, Inc.
a
405,072
27,054 Healthcare Realty Trust, Inc. 535,128
34,031 Host Hotels & Resorts, Inc. 550,281
23,339 Kimco Realty Corporation 447,876
Total 2,276,370
Utilities (5.6%)
5,534 Alliant Energy Corporation 305,145
6,429 Constellation Energy Corporation 497,605
3,386 DTE Energy Company 380,620
21,172 NiSource, Inc. 602,555
Total 1,785,925
Total Common Stock
(cost $30,677,403) 31,655,661
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
50,964 5.260% 509,644
Total Short-Term Investments
(cost $509,644) 509,644
Total Investments (cost
$31,187,047) 100.1% $32,165,305
Other Assets and Liabilities, Net
(0.1%) (16,173)
Total Net Assets 100.0% $32,149,132
a Non-income producing security.

Mid Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,882,564
Gross unrealized depreciation (1,881,882)
Net unrealized appreciation (depreciation) $1,000,682
Cost for federal income tax purposes $31,164,623
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 894,808 894,808 – –
Consumer Discretionary 3,094,818 3,094,818 – –
Consumer Staples 2,176,012 2,176,012 – –
Energy 2,312,391 2,312,391 – –
Financials 6,112,786 6,112,786 – –
Health Care 2,931,487 2,931,487 – –
Industrials 4,652,650 4,652,650 – –
Information Technology 2,779,326 2,779,326 – –
Materials 2,639,088 2,639,088 – –
Real Estate 2,276,370 2,276,370 – –
Utilities 1,785,925 1,785,925 – –
Subtotal Investments in Securities $31,655,661 $31,655,661 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 509,644
Subtotal Other Investments $509,644
Total Investments at Value $32,165,305
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $462 $13,090 $13,042 $510 51 1.6%
Total Affiliated Short-Term Investments 462 510 1.6
Total Value $462 $510
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $22
Total Income/Non Income Cash from Affiliated Investments $22
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (<0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 272,602
6.775%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 271,283
Grinding Media, Inc., Term Loan
156,705
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
148,086
Hyperion Materials &
Technologies, Inc., Term Loan
138,797
9.489%,  (LIBOR 3M +
4.500%), 8/30/2028
b
136,830
INEOS US Petrochem, LLC, Term
Loan
397,912
7.847%,  (LIBOR 1M +
2.750%), 1/29/2026
b
395,625
Lummus Technology Holdings V,
LLC, Term Loan
143,232
8.525%,  (LIBOR 1M +
3.500%), 6/30/2027
b
141,421
Nouryon USA, LLC, Term Loan
460,793
7.895%,  (LIBOR 3M +
2.750%), 10/1/2025
b
458,056
Spectrum Group Buyer, Inc., Term
Loan
142,200
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
134,587
Total 1,685,888
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
216,622
7.097%,  (TSFR1M +
2.000%), 7/22/2029
b
215,606
Berry Global, Inc., Term Loan
270,018
6.650%,  (LIBOR 1M +
1.750%), 7/1/2026
b
269,281
Brookfield WEC Holdings, Inc.,
Term Loan
340,259
7.775%,  (LIBOR 1M +
2.750%), 8/1/2025
b
338,984
BW Holding, Inc., Term Loan
147,753
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
136,055
Charter Next Generation, Inc.,
Term Loan
264,108
8.847%,  (LIBOR 1M +
3.750%), 12/1/2027
b
260,353
Clydesdale Acquisition Holdings,
Inc., Term Loan
394,015
9.257%,  (TSFR1M +
4.175%), 4/13/2029
b
384,503
Cornerstone Building Brands, Inc.,
Term Loan
377,437
8.240%,  (LIBOR 1M +
3.250%), 4/12/2028
b
340,260
Foley Products Company, LLC,
Term Loan
139,159
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
137,593
Ingersoll-Rand Services Company,
Term Loan
227,826
6.832%,  (LIBOR 1M +
1.750%), 2/28/2027
b
226,650
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.1%) - continued
Quikrete Holdings, Inc., Term Loan
$ 130,326
7.650%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 129,396
321,750
8.025%,  (LIBOR 1M +
3.000%), 3/18/2029
b
320,067
Smyrna Ready Mix Concrete, LLC,
Term Loan
277,024
9.332%,  (TSFR1M +
4.250%), 4/1/2029
b,c
274,253
TK Elevator US Newco, Inc., Term
Loan
232,831
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
227,011
TransDigm, Inc., Term Loan
465,642
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
464,906
Vertiv Group Corporation, Term
Loan
228,829
7.598%,  (LIBOR 1M +
2.750%), 3/2/2027
b
226,218
Total 3,951,136
Communications Services (0.2%)
Altice France SA/France, Term
Loan
475,758
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
446,618
CCI Buyer, Inc., Term Loan
184,061
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
180,726
Cengage Learning, Inc., Term
Loan
152,227
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
148,400
Charter Communications
Operating, LLC, Term Loan
573,031
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
563,003
Clear Channel Outdoor Holdings,
Inc., Term Loan
414,115
8.750%,  (LIBOR 3M +
3.500%), 8/21/2026
b
389,612
Connect Finco SARL, Term Loan
138,287
8.530%,  (LIBOR 1M +
3.500%), 12/12/2026
b
137,423
Crown Subsea Communications
Holding, Inc., Term Loan
139,500
9.668%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
138,105
191,868
10.168%,  (TSFR1M +
5.250%), 4/27/2027
b
191,269
CSC Holdings, LLC, Term Loan
215,600
7.448%,  (LIBOR 1M +
2.500%), 4/15/2027
b,d,e
190,105
DIRECTV Financing, LLC, Term
Loan
531,975
10.025%,  (LIBOR 1M +
5.000%), 8/2/2027
b
509,866
Intelsat Jackson Holdings SA,
Term Loan
283,434
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
279,491

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Level 3 Financing, Inc., Term Loan
$ 238,000
6.847%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 202,783
Lumen Technologies, Inc., Term
Loan
294,554
7.347%,  (LIBOR 3M +
2.250%), 3/15/2027
b
199,331
MH Sub I, LLC, Term Loan
354,267
0.000%,  (TSFR1M +
4.250%), 4/25/2028
b,d,e
339,654
NEP Group, Inc., Term Loan
152,206
8.275%,  (LIBOR 1M +
3.250%), 10/20/2025
b
142,180
Playtika Holding Corporation, Term
Loan
183,066
7.775%,  (LIBOR 1M +
2.750%), 3/11/2028
b
181,636
Radiate Holdco, LLC, Term Loan
298,060
8.275%,  (LIBOR 1M +
3.250%), 9/25/2026
b
245,715
RLG Holdings, LLC, Term Loan
147,752
9.025%,  (LIBOR 1M +
4.000%), 7/8/2028
b
139,379
SBA Senior Finance II, LLC, Term
Loan
451,629
6.780%,  (LIBOR 1M +
1.750%), 4/11/2025
b
450,992
UPC Financing Partnership, Term
Loan
139,000
7.873%,  (LIBOR 1M +
2.925%), 1/31/2029
b
137,030
Virgin Media Bristol, LLC, Term
Loan
347,000
7.448%,  (LIBOR 3M +
2.500%), 1/31/2028
b
341,035
Zayo Group Holdings, Inc., Term
Loan
293,000
8.025%,  (LIBOR 1M +
3.000%), 3/9/2027
b
237,395
Ziggo Financing Partnership, Term
Loan
234,000
7.448%,  (LIBOR 1M +
2.500%), 4/30/2028
b
229,467
Total 6,021,215
Consumer Cyclical (0.3%)
1011778 B.C., ULC, Term Loan
569,059
6.775%,  (LIBOR 1M +
1.750%), 11/19/2026
b
562,304
AlixPartners, LLP, Term Loan
161,178
7.775%,  (LIBOR 1M +
2.750%), 2/4/2028
b
160,797
Allied Universal Holdco, LLC, Term
Loan
569,111
8.832%,  (LIBOR 1M +
3.750%), 5/14/2028
b
548,276
Alterra Mountain Company, Term
Loan
179,091
8.525%,  (LIBOR 1M +
3.500%), 8/17/2028
b
178,344
Arches Buyer, Inc., Term Loan
98,747
8.332%,  (LIBOR 1M +
3.250%), 12/6/2027
b
91,341
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.3%) - continued
Belron Luxembourg SARL, Term
Loan
$ 81,031
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
$ 80,828
Caesars Entertainment, Inc., Term
Loan
350,000
8.332%,  (TSFR1M +
3.250%), 2/6/2030
b
348,250
Carnival Corporation, Term Loan
264,559
8.025%,  (LIBOR 1M +
3.000%), 6/30/2025
b
262,657
188,048
8.275%,  (LIBOR 1M +
3.250%), 10/18/2028
b
184,366
Clarios Global, LP, Term Loan
369,000
8.275%,  (LIBOR 1M +
3.250%), 4/30/2026
b
368,000
318,841
0.000%,  (TSFR1M +
3.750%), 4/20/2030
b,d,e
318,309
Crocs, Inc., Term Loan
165,873
8.582%,  (TSFR1M +
3.500%), 2/19/2029
b
165,610
Delta 2 Lux SARL, Term Loan
338,000
8.232%,  (TSFR1M +
3.250%), 1/15/2030
b
338,254
Fertitta Entertainment, LLC/NV,
Term Loan
139,296
8.982%,  (TSFR1M +
4.000%), 1/27/2029
b
135,379
First Brands Group, LLC, Term
Loan
184,059
10.456%,  (TSFR6M +
5.000%), 3/30/2027
b
177,999
Go Daddy Operating Company,
LLC, Term Loan
224,438
8.232%,  (TSFR1M +
3.250%), 11/10/2029
b
224,438
Great Outdoors Group, LLC, Term
Loan
317,389
8.775%,  (LIBOR 1M +
3.750%), 3/5/2028
b
314,415
Harbor Freight Tools USA, Inc.,
Term Loan
281,556
7.775%,  (LIBOR 1M +
2.750%), 10/19/2027
b
272,834
Hilton Worldwide Finance, LLC,
Term Loan
342,000
6.821%,  (LIBOR 1M +
1.750%), 6/21/2026
b
341,251
IRB Holding Corporation, Term
Loan
327,174
8.082%,  (TSFR1M +
3.000%), 12/15/2027
b
321,573
Petco Health & Wellness
Company, Inc., Term Loan
150,773
8.410%,  (LIBOR 3M +
3.250%), 3/4/2028
b
148,477
PetSmart, LLC, Term Loan
447,722
8.832%,  (LIBOR 1M +
3.750%), 2/12/2028
b
445,483
Pilot Travel Centers, LLC, Term
Loan
384,068
7.082%,  (TSFR1M +
2.000%), 8/6/2028
b
382,835

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.3%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 457,665
7.608%,  (LIBOR 1M +
2.750%), 9/23/2026
b
$ 456,617
Scientific Games Holdings, LP,
Term Loan
232,830
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
229,179
Scientific Games International,
Inc., Term Loan
345,261
7.981%,  (TSFR1M +
3.000%), 4/14/2029
b
343,779
Staples, Inc., Term Loan
126,729
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
125,534
222,836
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
200,786
Stars Group Holdings BV, Term
Loan
134,318
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
134,094
Uber Technologies, Inc., Term
Loan
166,566
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
165,941
UFC Holdings, LLC, Term Loan
223,676
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
222,992
Total 8,250,942
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
329,386
8.584%,  (TSFR1M +
3.750%), 7/30/2028
b
320,371
Alltech, Inc., Term Loan
138,797
9.025%,  (LIBOR 1M +
4.000%), 10/15/2028
b
133,592
Bausch + Lomb Corporation, Term
Loan
358,195
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
347,998
Chobani, LLC, Term Loan
143,265
8.597%,  (LIBOR 1M +
3.500%), 10/23/2027
b
142,505
DaVita, Inc., Term Loan
114,973
6.847%,  (LIBOR 1M +
1.750%), 8/12/2026
b
113,835
Elanco Animal Health, Inc., Term
Loan
180,668
6.653%,  (LIBOR 1M +
1.750%), 8/1/2027
b
175,338
Froneri U.S., Inc., Term Loan
351,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
346,339
Gainwell Acquisition Corporation,
Term Loan
500,321
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
481,248
ICON Luxembourg SARL, Term
Loan
407,488
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
407,210
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 451,452
8.525%,  (LIBOR 1M +
3.500%), 5/5/2028
b
$ 450,765
LifePoint Health, Inc., Term Loan
198,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
186,009
Medline Borrower, LP, Term Loan
828,814
8.275%,  (LIBOR 1M +
3.250%), 10/21/2028
b
803,834
Organon & Company, Term Loan
413,355
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
412,496
Packaging Coordinators Midco,
Inc., Term Loan
135,654
8.659%,  (LIBOR 3M +
3.500%), 11/30/2027
b
131,520
Phoenix Newco, Inc., Term Loan
188,050
8.275%,  (LIBOR 1M +
3.250%), 11/15/2028
b
184,652
PRA Health Sciences, Inc., Term
Loan
101,526
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
101,457
Reynolds Consumer Products,
LLC, Term Loan
272,395
6.832%,  (LIBOR 1M +
1.750%), 2/4/2027
b
269,361
Select Medical Corporation, Term
Loan
229,000
7.530%,  (LIBOR 1M +
2.500%), 3/6/2025
b
228,212
Sotera Health Holdings, LLC, Term
Loan
162,800
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
157,712
Total 5,394,454
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
227,835
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
227,083
CQP Holdco, LP, Term Loan
457,671
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
456,298
GIP II Blue Holding, LP, Term Loan
125,192
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
124,701
GIP III Stetson I, LP, Term Loan
128,578
9.332%,  (LIBOR 1M +
4.250%), 7/18/2025
b
128,150
Oryx Midstream Services Permian
Basin, LLC, Term Loan
104,730
8.193%,  (LIBOR 3M +
3.250%), 10/5/2028
b
103,495
Total 1,039,727
Financials (0.1%)
Acrisure, LLC, Term Loan
214,892
8.525%,  (LIBOR 1M +
3.500%), 2/15/2027
b
204,953

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
Alliant Holdings Intermediate, LLC,
Term Loan
$ 90,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
$ 89,175
AmWINS Group, Inc., Term Loan
345,235
7.275%,  (LIBOR 1M +
2.250%), 2/19/2028
b
341,234
Asurion, LLC, Term Loan
457,659
8.275%,  (LIBOR 1M +
3.250%), 12/23/2026
b
426,625
Edelman Financial Engines Center,
LLC, Term Loan
94,519
8.775%,  (LIBOR 1M +
3.750%), 4/7/2028
b
91,258
First Eagle Holdings, Inc., Term
Loan
93,504
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
90,165
FleetCor Technologies Operating
Company, LLC, Term  Loan
183,069
6.775%,  (LIBOR 1M +
1.750%), 4/30/2028
b
180,858
Focus Financial Partners, LLC,
Term Loan
157,604
8.232%,  (TSFR1M +
3.250%), 6/30/2028
b
156,512
Howden Group Holdings, Ltd.,
Term Loan
93,522
8.313%,  (LIBOR 1M +
3.250%), 11/12/2027
b
92,313
HUB International, Ltd., Term Loan
388,958
8.020%,  (LIBOR 1M +
3.000%), 4/25/2025
b
387,955
Hudson River Trading, LLC, Term
Loan
98,497
8.097%,  (TSFR1M +
3.000%), 3/18/2028
b
92,326
Jane Street Group, LLC, Term
Loan
184,059
7.775%,  (LIBOR 1M +
2.750%), 1/26/2028
b
183,225
Sedgwick Claims Management
Services, Inc., Term Loan
154,000
8.732%,  (TSFR1M +
3.750%), 2/24/2028
b
152,096
Trans Union, LLC, Term Loan
304,884
7.275%,  (LIBOR 1M +
2.250%), 12/1/2028
b
303,707
USI, Inc./NY, Term Loan
340,290
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
339,296
VFH Parent, LLC, Term Loan
137,610
8.064%,  (TSFR1M +
3.000%), 1/13/2029
b
134,299
Total 3,265,997
Technology (0.3%)
Amentum Government Services
Holdings, LLC, Term  Loan
227,852
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
218,168
Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
AthenaHealth Group, Inc., Delayed
Draw
$ 54,212
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
$ 50,726
AthenaHealth Group, Inc., Term
Loan
441,291
8.464%,  (PRIME + 3.500%),
2/15/2029
b
412,920
Boxer Parent Company, Inc., Term
Loan
348,951
8.775%,  (LIBOR 1M +
3.750%), 10/2/2025
b
344,421
Central Parent, Inc., Term Loan
407,978
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
407,357
Cloud Software Group, Inc., Term
Loan
248,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
231,545
Coherent Corporation, Term Loan
218,859
7.847%,  (LIBOR 3M +
2.750%), 7/1/2029
b
217,629
CommScope, Inc., Term Loan
272,800
8.275%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
252,204
CoreLogic, Inc., Term Loan
179,544
8.563%,  (LIBOR 1M +
3.500%), 6/2/2028
b
160,660
Cornerstone OnDemand, Inc.,
Term Loan
250,734
8.775%,  (LIBOR 1M +
3.750%), 10/15/2028
b
223,675
Dcert Buyer, Inc., Term Loan
277,569
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
274,622
Dun & Bradstreet Corporation,
Term Loan
272,567
8.268%,  (LIBOR 1M +
3.250%), 2/8/2026
b
271,970
Entegris, Inc., Term Loan
224,438
7.661%,  (TSFR1M +
2.750%), 7/6/2029
b
224,121
Gen Digital, Inc., Term Loan
264,062
7.082%,  (TSFR1M +
2.000%), 9/12/2029
b
261,049
Genesys Cloud Services Holdings
II, LLC, Term Loan
227,835
9.025%,  (LIBOR 1M +
4.000%), 12/1/2027
b
225,415
Hyland Software, Inc., Term Loan
227,807
8.525%,  (LIBOR 1M +
3.500%), 7/1/2024
b
226,028
Informatica, LLC, Term Loan
228,844
7.813%,  (LIBOR 1M +
2.750%), 10/29/2028
b
227,814
Ingram Micro, Inc., Term Loan
227,840
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
222,714
Magenta Buyer, LLC, Term Loan
246,747
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
207,268

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
McAfee Corporation, Term Loan
$ 470,629
8.653%,  (TSFR1M +
3.750%), 3/1/2029
b
$ 443,064
Mitchell International, Inc., Term
Loan
286,553
8.760%,  (LIBOR 1M +
3.750%), 10/15/2028
b
274,927
MKS Instruments, Inc., Term Loan
411,930
7.814%,  (TSFR1M +
2.750%), 8/17/2029
b
409,648
Open Text Corporation, Term Loan
354,113
8.582%,  (TSFR1M +
3.500%), 1/31/2030
b
353,727
Peraton Corporation, Term Loan
711,857
8.832%,  (LIBOR 1M +
3.750%), 2/1/2028
b
696,431
Polaris Newco, LLC, Term Loan
411,909
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
381,189
Proofpoint, Inc., Term Loan
304,458
8.275%,  (LIBOR 1M +
3.250%), 8/31/2028
b
297,480
RealPage, Inc., Term Loan
232,818
8.025%,  (LIBOR 1M +
3.000%), 4/22/2028
b
225,864
SS&C Technologies, Inc., Term
Loan
33,292
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
33,212
25,388
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,327
160,113
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
159,734
Tempo Acquisition, LLC, Term
Loan
223,866
7.982%,  (TSFR1M +
3.000%), 8/31/2028
b
223,493
UKG, Inc., Term Loan
488,526
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
475,092
Verscend Holding Corporation,
Term Loan
336,213
9.025%,  (LIBOR 1M +
4.000%), 8/27/2025
b
335,584
Total 8,995,078
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
553,500
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
556,649
Air Canada, Term Loan
434,340
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
432,780
Brown Group Holding, LLC, Term
Loan
183,999
7.582%,  (LIBOR 1M +
2.500%), 6/7/2028
b
179,696
Genesee & Wyoming, Inc., Term
Loan
228,821
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
227,921
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%) - continued
KKR Apple Bidco, LLC, Term Loan
$ 145,200
0.000%,  (TSFR1M +
2.750%), 9/23/2028
b,d,e
$ 143,227
Mileage Plus Holdings, LLC, Term
Loan
208,250
10.213%,  (LIBOR 3M +
5.250%), 6/20/2027
b
216,493
SkyMiles IP, Ltd., Term Loan
437,400
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
452,831
United Airlines, Inc., Term Loan
421,723
8.770%,  (LIBOR 1M +
3.750%), 4/21/2028
b
419,745
XPO, Inc., Term Loan
229,000
6.621%,  (LIBOR 1M +
1.750%), 2/23/2025
b
228,453
Total 2,857,795
Utilities (<0.1%)
PG&E Corporation, Term Loan
335,615
8.063%,  (LIBOR 1M +
3.000%), 6/23/2025
b
334,538
Total 334,538
Total Bank Loans
(cost $42,036,321) 41,796,770
Shares
Registered Investment
Companies ( 43.9% ) Value
U.S. Affiliated  (43.5%)
7,675,964 Thrivent Core Emerging Markets
Debt Fund 58,337,326
2,114,247 Thrivent Core Emerging Markets
Equity Fund 17,780,819
1,132,108 Thrivent Core International Equity
Fund 10,947,480
8,107,451 Thrivent Core Low Volatility Equity
Fund 93,478,909
2,581,758 Thrivent Core Mid Cap Value Fund 24,759,062
5,988,623 Thrivent Core Small Cap Value
Fund 53,358,629
2,787,922 Thrivent Global Stock Fund, Class
S 68,387,726
9,977,945 Thrivent High Yield Fund, Class S 40,710,015
15,111,858 Thrivent Income Fund, Class S 121,650,455
13,013,039 Thrivent International Allocation
Fund, Class S 127,397,653
17,688,709 Thrivent Large Cap Growth Fund,
Class S 255,424,954
10,940,628 Thrivent Large Cap Value Fund,
Class S 283,034,049
5,703,501 Thrivent Limited Maturity Bond
Fund, Class S 68,270,906
5,014,977 Thrivent Mid Cap Stock Fund,
Class S 159,476,276
1,596,231 Thrivent Small Cap Stock Fund,
Class S 43,098,235
Total 1,426,112,494
U.S. Unaffiliated  (0.4%)
11,147 Communication Services Select
Sector SPDR Fund 667,705

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (43.9%) Value
U.S. Unaffiliated  (0.4%)- continued
3,971 Invesco QQQ Trust Series 1 $ 1,280,886
11,429 SPDR Bloomberg High Yield Bond
ETF
f
1,057,068
23,547 SPDR S&P 500 ETF Trust 9,793,904
15,420 SPDR S&P Biotech ETF
g
1,236,684
5,347 SPDR S&P Oil & Gas Exploration
ETF 679,657
Total 14,715,904
Total Registered Investment
Companies (cost $1,171,476,956) 1,440,828,398
Shares Common Stock ( 21.7% ) Value
Communications Services (1.3%)
28,719 Alphabet, Inc., Class A
g
3,082,697
110,671 Alphabet, Inc., Class C
g
11,976,816
17,680 Altice USA, Inc.
g
61,880
11,713 AMC Networks, Inc.
g
207,203
4,672 Bumble, Inc.
g
85,077
34 Cable One, Inc. 25,786
144,010 Comcast Corporation 5,957,694
11,273 DISH Network Corporation
g
84,660
9,105 EchoStar Corporation
g
155,422
343 Electronic Arts, Inc. 43,657
10,776 Emerald Holding, Inc.
g
39,979
1,298 EverQuote, Inc.
g
9,047
11,716 Frontier Communications Parent,
Inc.
g
264,079
5,703 iHeartMedia, Inc.
g
19,789
3,135 Interpublic Group of Companies,
Inc. 112,014
547 Liberty Broadband Corporation,
Class C
g
46,375
17,980 Liberty Global plc, Class A
g
350,790
5,334 Liberty Latin America, Ltd., Class
A
g
47,313
1,088 Liberty Latin America, Ltd., Class
C
g
9,661
2,383 Live Nation Entertainment, Inc.
g
161,520
78,961 Lumen Technologies, Inc. 187,138
1,780 Match Group, Inc.
g
65,682
23,862 Meta Platforms, Inc.
g
5,734,516
3,854 Netflix, Inc.
g
1,271,550
4,274 New York Times Company 169,891
2,643 Omnicom Group, Inc. 239,376
94,955 QuinStreet, Inc.
g
1,054,950
828 ROBLOX Corporation
g
29,477
3,194 Shutterstock, Inc. 213,998
2,153 TechTarget, Inc.
g
73,396
10,743 Telephone and Data Systems, Inc. 107,430
680 Trade Desk, Inc.
g
43,751
2,157 Tripadvisor, Inc.
g
38,244
63,008 Verizon Communications, Inc. 2,446,601
24,906 Walt Disney Company
g
2,552,865
111,163 Warner Brothers Discovery, Inc.
g
1,512,928
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
6,334
313 Yelp, Inc.
g
9,365
29,763 Ziff Davis, Inc.
g
2,176,866
3,170 ZipRecruiter, Inc.
g
53,700
39,153 ZoomInfo Technologies, Inc.
g
857,842
Total 41,587,359
Shares Common Stock (21.7%) Value
Consumer Discretionary (2.4%)
9,127 2U, Inc.
g
$ 50,564
2,138 Advance Auto Parts, Inc. 268,383
68,820 Amazon.com, Inc.
g
7,257,069
1,738 American Axle & Manufacturing
Holdings, Inc.
g
12,427
24,193 Aptiv plc
g
2,488,492
11,920 Autoliv, Inc. 1,022,855
68 AutoNation, Inc.
g
8,956
2,640 Beazer Homes USA, Inc.
g
56,258
2,401 Best Buy Company, Inc. 178,923
5,651 Bloomin' Brands, Inc. 139,975
1,960 Booking Holdings, Inc.
g
5,265,168
986 Boyd Gaming Corporation 68,428
2,006 Brunswick Corporation 170,089
7,789 Buckle, Inc. 261,165
5,578 Burlington Stores, Inc.
g
1,075,494
6,756 Cedar Fair, LP 295,372
5,830 Cheesecake Factory, Inc. 196,413
1,165 Chegg, Inc.
g
20,947
6,751 Chico's FAS, Inc.
g
34,025
1,433 Chipotle Mexican Grill, Inc.
g
2,962,899
898 Chuy's Holdings, Inc.
g
31,322
99,459 Clarus Corporation 967,736
175 Columbia Sportswear Company 14,620
8,001 Container Store Group, Inc.
g
24,723
50,592 Cooper-Standard Holdings, Inc.
g
680,462
938 Crocs, Inc.
g
116,002
3,066 Culp, Inc.
g
16,740
21,571 D.R. Horton, Inc. 2,368,927
12,386 Darden Restaurants, Inc. 1,881,805
1,741 Deckers Outdoor Corporation
g
834,531
10,449 Designer Brands, Inc. 85,577
2,303 Domino's Pizza, Inc. 731,133
1,944 Dorman Products, Inc.
g
167,495
2,054 Duolingo, Inc.
g
279,673
3,436 eBay, Inc. 159,534
152,663 Everi Holdings, Inc.
g
2,320,478
13,915 Five Below, Inc.
g
2,746,264
76,488 Ford Motor Company 908,677
7,960 Fox Factory Holding Corporation
g
882,525
20,845 Gap, Inc. 200,112
825 Garmin, Ltd. 80,990
47,828 General Motors Company 1,580,237
12,626 Gentex Corporation 348,351
35,209 Goodyear Tire & Rubber
Company
g
375,680
2,753 Grand Canyon Education, Inc.
g
326,781
33,310 Harley-Davidson, Inc. 1,235,801
187 Hasbro, Inc. 11,074
615 Hibbet, Inc. 33,413
2,190 Hilton Grand Vacations, Inc.
g
93,732
1,785 Hilton Worldwide Holdings, Inc. 257,076
15,518 Home Depot, Inc. 4,663,780
4,694 Hyatt Hotels Corporation
g
536,524
1,536 KB Home 67,308
471 Kura Sushi USA, Inc.
g
32,461
3,335 La-Z-Boy, Inc. 95,815
5,083 Lear Corporation 648,896
1,004 Lennar Corporation 113,261
6,338 Lithia Motors, Inc. 1,400,001
15,446 Lowe's Companies, Inc. 3,210,142
381 Lululemon Athletica, Inc.
g
144,753
7,780 Macy's, Inc. 127,125
10,575 MarineMax, Inc.
g
307,944

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Consumer Discretionary (2.4%) - continued
151 Marriott Vacations Worldwide
Corporation $ 20,319
6,944 McDonald's Corporation 2,053,688
3,645 Modine Manufacturing Company
g
76,217
8,162 Mohawk Industries, Inc.
g
864,356
22,698 Newell Brands, Inc. 275,781
29,437 Nordstrom, Inc.
f
455,096
268 NVR, Inc.
g
1,565,120
2,689 ODP Corporation
g
116,192
1,181 O'Reilly Automotive, Inc.
g
1,083,343
792 Oxford Industries, Inc. 81,727
18,512 Papa John's International, Inc. 1,384,512
507 Patrick Industries, Inc. 34,795
2,356 PENN Entertainment, Inc.
g
70,185
29,529 Planet Fitness, Inc.
g
2,455,041
5,914 Playa Hotels and Resorts NV
g
55,059
4,938 Polaris, Inc. 536,514
125 Pool Corporation 43,915
1,322 PulteGroup, Inc. 88,772
4,554 PVH Corporation 390,779
3,033 Ross Stores, Inc. 323,712
829 Royal Caribbean Cruises, Ltd.
g
54,241
16,223 Ruth's Hospitality Group, Inc. 262,164
1,982 Six Flags Entertainment
Corporation
g
48,103
22,142 Skyline Champion Corporation
g
1,642,272
5,895 Sleep Number Corporation
g
132,932
15,961 Sonos, Inc.
g
337,416
22,848 Sony Group Corporation ADR 2,048,780
51,512 Stoneridge, Inc.
g
969,971
808 Taylor Morrison Home Corporation
g
34,817
16,918 Tesla, Inc.
g
2,779,797
2,475 Texas Roadhouse, Inc. 273,785
94,930 ThredUp, Inc.
g
250,615
572 TopBuild Corporation
g
128,975
15,272 Travel + Leisure Company 584,459
3,248 Ulta Beauty, Inc.
g
1,791,045
99 Vail Resorts, Inc. 23,811
2,336 Vera Bradley, Inc.
g
12,241
2,816 Visteon Corporation
g
395,338
8,748 Wendy's Company 193,331
4,450 Wingstop, Inc. 890,490
11,680 Wyndham Hotels & Resorts, Inc. 796,810
12,265 Zumiez, Inc.
g
214,454
Total 78,784,353
Consumer Staples (1.1%)
29,839 Altria Group, Inc. 1,417,651
23,846 Archer-Daniels-Midland Company 1,861,896
6,798 BJ's Wholesale Club Holdings,
Inc.
g
519,163
1,088 Boston Beer Company, Inc.
g
345,451
807 Calavo Growers, Inc. 25,792
1,648 Cal-Maine Foods, Inc. 78,280
5,664 Casey's General Stores, Inc. 1,296,036
24,750 Celsius Holdings, Inc.
g
2,365,358
4,710 Coca-Cola Company 302,147
1,990 Costco Wholesale Corporation 1,001,408
86,754 Coty, Inc.
g
1,029,770
868 Darling Ingredients, Inc.
g
51,707
186 Dollar Tree, Inc.
g
28,590
19,836 e.l.f. Beauty, Inc.
g
1,839,987
5,820 Edgewell Personal Care Company 254,159
11,729 Flowers Foods, Inc. 322,665
1,280 Hain Celestial Group, Inc.
g
22,950
Shares Common Stock (21.7%) Value
Consumer Staples (1.1%) - continued
163 Hershey Company $ 44,509
18,212 Hormel Foods Corporation 736,493
678 Ingredion, Inc. 71,983
3,074 John B. Sanfilippo & Son, Inc. 319,542
8,643 Kroger Company 420,309
35,129 Lamb Weston Holdings, Inc. 3,927,773
503 McCormick & Company, Inc. 44,189
14,754 Mondelez International, Inc. 1,131,927
580 PepsiCo, Inc. 110,716
4,901 Performance Food Group
Company
g
307,244
46,795 Philip Morris International, Inc. 4,678,096
4,851 Post Holdings, Inc.
g
438,967
26,191 Primo Water Corporation 397,841
10,151 Procter & Gamble Company 1,587,413
217 Seneca Foods Corporation
g
10,329
3,493 SpartanNash Company 85,648
2,714 Sprouts Farmers Markets, Inc.
g
94,067
28,101 Sysco Corporation 2,156,471
46,497 Turning Point Brands, Inc. 1,106,164
7,530 Tyson Foods, Inc. 470,550
13,344 US Foods Holding Corporation
g
512,410
31,805 Walmart, Inc. 4,801,601
Total 36,217,252
Energy (1.2%)
14,742 Antero Midstream Corporation 158,624
639 APA Corporation 23,547
15,889 Archrock, Inc. 163,498
2,319 Baker Hughes Company 67,808
64,455 BP plc ADR 2,596,247
4,096 Cactus, Inc. 165,806
2,719 California Resources Corporation 110,120
4,593 Callon Petroleum Company
g
152,212
3,383 ChampionX Corporation 91,612
3,750 Cheniere Energy, Inc. 573,750
2,968 Chevron Corporation 500,345
267 Civitas Resources, Inc. 18,436
28,887 Clean Energy Fuels Corporation
g
123,348
1,654 Comstock Resources, Inc. 19,021
29,397 ConocoPhillips 3,024,657
2,391 CVR Energy, Inc. 62,979
33,824 Devon Energy Corporation 1,807,216
88,303 Enterprise Products Partners, LP 2,323,252
1,465 EOG Resources, Inc. 175,024
23,456 EQT Corporation 817,207
1,553 Equitrans Midstream Corporation 7,998
1,689 Evolution Petroleum Corporation 11,131
46,859 Exxon Mobil Corporation 5,545,294
5,872 Green Plains, Inc.
g
200,646
99 Gulfport Energy Corporation
g
8,956
85,803 Halliburton Company 2,810,048
1,267 Helmerich & Payne, Inc. 42,014
2,812 HF Sinclair Corporation 124,037
13,716 International Seaways, Inc. 546,171
37,515 Liberty Energy, Inc. 480,567
4,958 Magnolia Oil & Gas Corporation 104,713
5,156 Marathon Oil Corporation 124,569
26,539 Marathon Petroleum Corporation 3,237,758
25,541 Matador Resources Company 1,252,275
21,602 NexTier Oilfield Solutions, Inc.
g
174,544
52,708 NOV, Inc. 882,859
628 ONEOK, Inc. 41,077
13,315 Par Pacific Holdings, Inc.
g
311,970
3,587 Patterson-UTI Energy, Inc. 40,139

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Energy (1.2%) - continued
11,876 PBF Energy, Inc. $ 413,997
5,582 Phillips 66 552,618
10,549 Pioneer Natural Resources
Company 2,294,935
48,333 ProPetro Holding Corporation
g
335,431
625 Range Resources Corporation 16,531
35,434 RPC, Inc. 261,857
9,421 SM Energy Company 264,542
2,338 Solaris Oilfield Infrastructure, Inc. 17,956
3,346 Southwestern Energy Company
g
17,366
54,322 Talos Energy, Inc.
g
740,409
181,602 TechnipFMC plc
g
2,486,131
12,940 U.S. Silica Holdings, Inc.
g
168,867
10,334 Valero Energy Corporation 1,185,000
9,036 Viper Energy Partners, LP 266,020
10,643 Williams Companies, Inc. 322,057
Total 38,265,192
Financials (3.3%)
31,957 AGNC Investment Corporation 316,694
2,956 Allstate Corporation 342,187
20,873 Ally Financial, Inc. 550,630
4,542 Amalgamated Financial
Corporation 73,944
5,743 American Express Company 926,576
3,989 American Financial Group, Inc. 489,570
469 Ameriprise Financial, Inc. 143,101
5,348 Ameris Bancorp 179,158
5,033 Annaly Capital Management, Inc. 100,559
52 Apollo Global Management, Inc. 3,296
4,159 Arch Capital Group, Ltd.
g
312,216
8,219 Arthur J. Gallagher & Company 1,710,045
11,570 Associated Banc-Corp 206,293
1,114 Assurant, Inc. 137,167
4,327 Assured Guaranty, Ltd. 233,095
742 Atlantic Union Bankshares
Corporation 21,236
9,283 Banc of California, Inc. 105,362
125,736 Bank of America Corporation 3,681,550
182 Bank of Hawaii Corporation 8,814
3,713 Bank of Marin Bancorp 65,460
7,070 Bank of N.T. Butterfield & Son, Ltd. 181,911
8,558 Bank of New York Mellon
Corporation 364,485
2,739 Bank OZK 97,837
7,830 BankFinancial Corporation 64,793
7,465 BankUnited, Inc. 168,336
958 BayCom Corporation 15,979
4,706 BCB Bancorp, Inc. 55,531
10,363 Berkshire Hathaway, Inc.
g
3,404,764
1,251 BlackRock, Inc. 839,671
39,981 Blackstone Mortgage Trust, Inc. 729,253
412 BOK Financial Corporation 34,554
693 Bread Financial Holdings, Inc. 19,127
16,539 Bridgewater Bancshares, Inc.
g
164,563
8,596 Brighthouse Financial, Inc.
g
379,943
3,656 Brookline Bancorp, Inc. 34,878
2,531 Business First Bancshares, Inc. 39,028
14,051 Byline Bancorp, Inc. 271,887
8,068 Cadence Bank 163,135
17,310 Capital One Financial Corporation 1,684,263
58,134 Carlyle Group, Inc. 1,763,204
891 Cathay General Bancorp 28,396
4,650 Cboe Global Markets, Inc. 649,605
Shares Common Stock (21.7%) Value
Financials (3.3%) - continued
19,128 Central Pacific Financial
Corporation $ 303,753
513 Central Valley Community Bancorp 7,490
31,274 Charles Schwab Corporation 1,633,754
6,501 Chimera Investment Corporation 36,926
13,811 Chubb, Ltd. 2,783,745
12,099 Citigroup, Inc. 569,500
2,508 Citizens Financial Group, Inc. 77,598
4,183 CNB Financial Corporation 78,473
83,403 Columbia Banking System, Inc. 1,781,488
39,104 Comerica, Inc. 1,695,940
4,999 Commerce Bancshares, Inc. 279,194
893 Community Bank System, Inc. 44,614
7,645 Community Trust Bancorp, Inc. 275,296
8,900 ConnectOne Bancorp, Inc. 140,442
1,850 CrossFirst Bankshares, Inc.
g
18,555
32 Cullen/Frost Bankers, Inc. 3,528
17,300 Customers Bancorp, Inc.
g
377,832
10,947 CVB Financial Corporation 163,877
2,758 Dime Community Bancshares, Inc. 56,815
11,998 Discover Financial Services 1,241,433
4,581 Eagle Bancorp, Inc. 114,983
7,617 East West Bancorp, Inc. 393,723
14,156 Eastern Bankshares, Inc. 164,917
7,046 Ellington Residential Mortgage
REIT 51,929
5,824 Enova International, Inc.
g
255,790
6,101 Enterprise Financial Services
Corporation 260,879
27,143 Equitable Holdings, Inc. 705,447
2,286 Equity Bancshares, Inc. 53,835
189 Erie Indemnity Company 41,075
2,271 Euronet Worldwide, Inc.
g
251,491
15,515 F.N.B. Corporation 178,112
1,379 Farmers National Banc
Corporation 16,121
5,818 Federated Hermes, Inc. 240,807
26,932 Fidelity National Information
Services, Inc. 1,581,447
3,776 Fifth Third Bancorp 98,931
6,055 Financial Institutions, Inc. 105,841
15,940 First BanCorp/Puerto Rico 187,295
11,307 First Commonwealth Financial
Corporation 141,111
422 First Financial Bancorp 8,735
3,406 First Financial Bankshares, Inc. 99,660
2,697 First Financial Corporation 93,181
14,977 First Foundation, Inc. 94,205
1,853 First Hawaiian, Inc. 35,411
1,406 First Internet Bancorp 20,682
1,229 First Interstate BancSystem, Inc. 31,450
304 First Merchants Corporation 8,871
892 First Mid-Illinois Bancshares, Inc. 23,513
6,028 First of Long Island Corporation 70,528
1,162 First Republic Bank
f
4,079
6,161 Fiserv, Inc.
g
752,381
424 Five Star Bancorp 9,014
835 FLEETCOR Technologies, Inc.
g
178,623
8,090 Flushing Financial Corporation 97,323
1,863 Flywire Corporation
g
54,344
15,104 Fulton Financial Corporation 180,191
15,490 Genworth Financial, Inc.
g
89,997
8,933 Glacier Bancorp, Inc. 296,844
966 Global Life, Inc. 104,830
2,735 Global Payments, Inc. 308,262

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Financials (3.3%) - continued
5,160 Great Southern Bancorp, Inc. $ 262,541
4,532 Green Dot Corporation
g
77,905
12,151 Hamilton Lane, Inc. 895,286
6,384 Hancock Whitney Corporation 233,144
16,987 Hanmi Financial Corporation 274,510
6,131 Hanover Insurance Group, Inc. 733,022
3,084 Hartford Financial Services Group,
Inc. 218,933
14,540 Heartland Financial USA, Inc. 473,422
16,111 Heritage Commerce Corporation 136,944
2,114 Heritage Financial Corporation 37,228
4,872 Home BancShares, Inc. 106,063
5,293 HomeStreet, Inc. 51,660
6,664 Hometrust Bancshares, Inc. 139,078
34,176 Hope Bancorp, Inc. 311,002
9,328 Horizon Bancorp, Inc. 98,224
17,513 Houlihan Lokey, Inc. 1,600,338
4,940 Huntington Bancshares, Inc. 55,328
853 Independent Bank Corporation/MA 47,768
7,334 Independent Bank Corporation/MI 130,692
3,064 Interactive Brokers Group, Inc. 238,532
22,485 Intercontinental Exchange, Inc. 2,449,291
590 International Bancshares
Corporation 25,175
13,873 Invesco Mortgage Capital, Inc. 147,193
10,852 Invesco, Ltd. 185,895
44,848 J.P. Morgan Chase & Company 6,199,788
659 Jack Henry & Associates, Inc. 107,641
28,833 Janus Henderson Group plc 748,216
2,693 KeyCorp 30,323
12,565 Kinsale Capital Group, Inc. 4,105,111
963 KKR & Company, Inc. 51,106
13,689 M&T Bank Corporation 1,722,076
187 Marsh & McLennan Companies,
Inc. 33,696
16,568 Mastercard, Inc. 6,296,337
1,042 Mercantile Bank Corporation 29,239
281 Mercury General Corporation 8,545
4,839 MetLife, Inc. 296,776
4,658 Metropolitan Bank Holding
Corporation
f,g
149,475
20,842 MFA Financial, Inc. 222,801
12,120 MGIC Investment Corporation 180,224
6,826 Midland States Bancorp, Inc. 136,520
10,800 MidWestOne Financial Group, Inc. 223,560
18,873 Morgan Stanley 1,698,004
14,547 Mr. Cooper Group, Inc.
g
673,526
3,621 MSCI, Inc. 1,746,951
902 MVB Financial Corporation 16,462
26,690 Nasdaq, Inc. 1,477,825
12,118 Navient Corporation 200,432
18,198 New York Community Bancorp,
Inc. 194,537
26,161 NMI Holdings, Inc.
g
612,167
6,942 OceanFirst Financial Corporation 111,072
5,453 OFG Bancorp 139,433
12,953 Old National Bancorp 173,700
23,298 Old Republic International
Corporation 588,740
2,534 Old Second Bancorp, Inc. 31,143
17,132 OneMain Holdings, Inc. 657,355
947 Pacific Premier Bancorp, Inc. 21,061
14,407 PacWest Bancorp
f
146,231
400 Pathward Financial, Inc. 17,812
56,716 PayPal Holdings, Inc.
g
4,310,416
Shares Common Stock (21.7%) Value
Financials (3.3%) - continued
1,862 PCB Bancorp $ 25,733
507 Peapack-Gladstone Financial
Corporation 13,466
1,490 PennyMac Financial Services, Inc. 93,110
3,382 Pinnacle Financial Partners, Inc. 183,406
513 PNC Financial Services Group,
Inc. 66,818
8,665 Popular, Inc. 519,987
1,015 Preferred Bank/Los Angeles, CA 48,801
3,032 Premier Financial Corporation 50,362
3,173 Principal Financial Group, Inc. 236,991
3,865 Prosperity Bancshares, Inc. 242,026
1,705 Prudential Financial, Inc. 148,335
577 QCR Holdings, Inc. 23,888
20,573 Radian Group, Inc. 499,307
21,380 Raymond James Financial, Inc. 1,935,531
3,300 Regions Financial Corporation 60,258
39 Reinsurance Group of America,
Inc. 5,550
412 RenaissanceRe Holdings, Ltd. 88,749
67,683 Rithm Capital Corporation 552,293
13,653 RLI Corporation 1,898,450
3,610 S&P Global, Inc. 1,308,914
1,237 S&T Bancorp, Inc. 34,055
9,494 Seacoast Banking Corporation of
Florida 210,672
1,255 Shore Bancshares, Inc. 16,666
1,155 Simmons First National
Corporation 19,300
864 SmartFinancial, Inc. 18,611
832 South Plains Financial, Inc. 17,081
491 Southern First Bancshares, Inc.
g
13,542
2,299 SouthState Corporation 158,585
27,836 State Street Corporation 2,011,429
3,811 Synchrony Financial 112,463
8,172 Synovus Financial Corporation 251,698
1,320 T. Rowe Price Group, Inc. 148,276
2,938 Territorial Bancorp, Inc. 49,212
3,830 Texas Capital Bancshares, Inc.
g
192,458
9,482 TPG RE Finance Trust, Inc. 67,607
16,356 TPG, Inc. 473,833
12,118 Tradeweb Markets, Inc. 853,228
28,501 Triumph Financial, Inc.
g
1,480,912
5,012 Truist Financial Corporation 163,291
4,719 TrustCo Bank Corporation NY 140,815
15,284 Two Harbors Investment
Corporation 212,906
1,013 U.S. Bancorp 34,726
3,532 UMB Financial Corporation 224,671
5,957 United Bankshares, Inc. 197,355
1,677 United Community Banks, Inc. 41,757
2,079 Univest Financial Corporation 41,829
26,232 Unum Group 1,106,990
10,810 Valley National Bancorp 101,398
7,524 Veritex Holdings, Inc. 129,488
14,220 Virtu Financial, Inc. 285,111
1,311 Visa, Inc. 305,109
2,424 Voya Financial, Inc. 185,388
1,681 W.R. Berkley Corporation 99,045
1,139 Walker & Dunlop, Inc. 76,666
5,762 Washington Federal, Inc. 161,566
123 Webster Financial Corporation 4,588
107,370 Wells Fargo & Company 4,267,958
1,941 Westamerica Bancorporation 78,630
63,554 Western Alliance Bancorp
f
2,359,124

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Financials (3.3%) - continued
1,715 Western Asset Mortgage Capital
Corporation $ 15,195
19,887 Western Union Company 217,365
646 WEX, Inc.
g
114,568
100 Willis Towers Watson plc 23,160
1,609 Wintrust Financial Corporation 110,007
636 WSFS Financial Corporation 22,368
22,260 Zions Bancorp NA 620,164
2,905 Zurich Insurance Group AG 1,408,786
Total 108,907,309
Health Care (3.3%)
1,780 10X Genomics, Inc.
g
93,325
19,748 Abbott Laboratories 2,181,562
33,834 ACADIA Pharmaceuticals, Inc.
g
721,679
4,287 Adaptive Biotechnologies
Corporation
g
30,609
11,578 Agilent Technologies, Inc. 1,568,009
65,704 Agiliti, Inc.
g
1,098,571
4,521 Agios Pharmaceuticals, Inc.
g
103,395
11,192 Aldeyra Therapeutics, Inc.
g
106,660
860 Align Technology, Inc.
g
279,758
3,326 Alignment Healthcare, Inc.
g
20,921
22,677 Alkermes plc
g
647,428
13,097 Allogene Therapeutics, Inc.
g
71,117
125 Alnylam Pharmaceuticals, Inc.
g
24,900
4,728 Amedisys, Inc.
g
379,658
2,924 AmerisourceBergen Corporation 487,869
2,119 Amgen, Inc. 508,009
6,874 Amicus Therapeutics, Inc.
g
79,326
551 AMN Healthcare Services, Inc.
g
47,579
1,977 Anika Therapeutics, Inc.
g
50,730
2,655 Arcutis Biotherapeutics, Inc.
g
36,745
5,118 Argenx SE ADR
g
1,985,170
288 Arvinas, Inc.
g
7,549
3,998 Ascendis Pharma AS ADR
g
279,700
37,806 AstraZeneca plc ADR 2,768,155
3,224 Avanos Medical, Inc.
g
95,237
92,906 Avantor, Inc.
g
1,809,809
14,765 Axonics, Inc.
g
848,397
22,818 Azenta, Inc.
g
992,355
37,101 Baxter International, Inc. 1,768,976
7,044 Biogen, Inc.
g
2,142,996
19,604 BioLife Solutions, Inc.
g
344,246
155 BioMarin Pharmaceutical, Inc.
g
14,886
888 Bio-Rad Laboratories, Inc.
g
400,302
15,926 Bio-Techne Corporation 1,272,169
1,276 Blueprint Medicines Corporation
g
65,140
1,159 Bristol-Myers Squibb Company 77,386
1,277 Cardinal Health, Inc. 104,842
32,887 Centene Corporation
g
2,266,901
3,080 Charles River Laboratories
International, Inc.
g
585,570
268 Chemed Corporation 147,735
8,636 Cigna Group 2,187,412
5,346 Codexis, Inc.
g
20,956
7,958 Community Health Systems, Inc.
g
50,454
87 CONMED Corporation 10,925
3,356 Cooper Companies, Inc. 1,280,146
1,696 CRISPR Therapeutics AG
g
83,002
15,891 CVS Health Corporation 1,164,969
7,713 Danaher Corporation 1,827,287
14,144 Deciphera Pharmaceuticals, Inc.
g
200,986
2,429 Dentsply Sirona, Inc. 101,848
19,905 Dexcom, Inc.
g
2,415,273
Shares Common Stock (21.7%) Value
Health Care (3.3%) - continued
18,328 Dynavax Technologies
Corporation
g
$ 190,795
15,945 Edwards Lifesciences
Corporation
g
1,402,841
9,997 Elanco Animal Health, Inc.
g
94,672
5,860 Elevance Health, Inc. 2,746,289
2,131 Enanta Pharmaceuticals, Inc.
g
75,757
3,385 Enhabit, Inc.
g
41,466
32,230 Enovis Corporation
g
1,877,398
2,002 Exact Sciences Corporation
g
128,268
3,983 FibroGen, Inc.
g
68,189
31,759 Gilead Sciences, Inc. 2,610,907
2,672 Globus Medical, Inc.
g
155,350
797 Guardant Health, Inc.
g
17,980
24,937 Halozyme Therapeutics, Inc.
g
801,226
6,348 HCA Healthcare, Inc. 1,823,971
956 HealthEquity, Inc.
g
51,098
10,577 Hologic, Inc.
g
909,728
100 IDEXX Laboratories, Inc.
g
49,216
14,303 Immunocore Holdings plc ADR
g
830,289
16,535 Inari Medical, Inc.
g
1,098,255
13,498 Insmed, Inc.
g
263,211
10,396 Inspire Medical Systems, Inc.
g
2,782,281
5,254 Insulet Corporation
g
1,670,982
4,364 Intuitive Surgical, Inc.
g
1,314,524
6,235 Ionis Pharmaceuticals, Inc.
g
220,532
1,404 Jazz Pharmaceuticals, Inc.
g
197,220
32,512 Johnson & Johnson 5,322,214
1,735 Kiniksa Pharmaceuticals, Ltd.
g
18,651
7,421 Kura Oncology, Inc.
g
72,281
10,223 Laboratory Corporation of America
Holdings 2,317,656
21,272 Lantheus Holdings, Inc.
g
1,817,692
129 Ligand Pharmaceuticals, Inc.
g
9,849
6,581 LivaNova plc
g
315,230
12 Madrigal Pharmaceuticals, Inc.
g
3,744
138,692 Maravai LifeSciences Holdings,
Inc.
g
1,912,563
1,502 Masimo Corporation
g
284,088
2,672 Medpace Holdings, Inc.
g
534,774
44,438 Medtronic plc 4,041,636
56,155 Merck & Company, Inc. 6,484,218
5,882 Mersana Therapeutics, Inc.
g
25,763
803 Mirati Therapeutics, Inc.
g
35,581
978 Moderna, Inc.
g
129,966
4,462 Molina Healthcare, Inc.
g
1,329,185
386 MultiPlan Corporation
g
378
4,191 Myriad Genetics, Inc.
g
89,226
16,168 Natera, Inc.
g
820,041
4,120 National HealthCare Corporation 238,589
2,970 Novo Nordisk AS ADR 496,257
1,955 Nurix Therapeutics, Inc.
g
18,827
4,022 OraSure Technologies, Inc.
g
27,350
5,364 Pediatrix Medical Group, Inc.
g
76,866
58,936 Pfizer, Inc. 2,292,021
6,251 Phreesia, Inc.
g
197,782
85,845 Progyny, Inc.
g
2,853,488
7,420 Protagonist Therapeutics, Inc.
g
167,692
50,566 R1 RCM, Inc.
g
788,324
2,617 RAPT Therapeutics, Inc.
g
47,629
765 Regeneron Pharmaceuticals, Inc.
g
613,369
11,539 Repligen Corporation
g
1,749,659
35,809 Revance Therapeutics, Inc.
g
1,139,800
1,472 Royalty Pharma PLC 51,741
2,944 Sage Therapeutics, Inc.
g
143,814

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Health Care (3.3%) - continued
3,955 Sarepta Therapeutics, Inc.
g
$ 485,555
3,777 Sensus Healthcare, Inc.
g
17,865
3,237 ShockWave Medical, Inc.
g
939,248
27,867 Silk Road Medical, Inc.
g
1,226,705
2,478 SpringWorks Therapeutics, Inc.
g
57,936
11,625 Stevanato Group SPA 308,179
3,030 Syneos Health, Inc.
g
118,958
2,625 Teleflex, Inc. 715,365
18,799 Travere Therapeutics, Inc.
g
405,494
5,421 Twist Bioscience Corporation
g
67,654
3,831 Ultragenyx Pharmaceutical, Inc.
g
167,300
4,784 UnitedHealth Group, Inc. 2,354,159
3,184 Vanda Pharmaceuticals, Inc.
g
19,550
389 Veeva Systems, Inc.
g
69,662
11,742 Veracyte, Inc.
g
265,839
15,747 Vericel Corporation
g
496,188
75,229 Viatris, Inc. 701,887
30,639 Viemed Healthcare, Inc.
g
332,433
19,547 Vor BioPharma, Inc.
f,g
86,984
294 VYNE Therapeutics, Inc.
f,g
1,546
4,685 Waters Corporation
g
1,407,187
3,048 Zentalis Pharmaceuticals, Inc.
g
67,147
15,158 Zimmer Biomet Holdings, Inc. 2,098,474
13,717 Zoetis, Inc. 2,411,174
Total 108,571,507
Industrials (2.8%)
5,777 3M Company 613,633
7,613 Acuity Brands, Inc. 1,198,134
10,795 Advanced Drainage Systems, Inc. 925,347
4,915 AGCO Corporation 609,165
23,451 Air Lease Corporation 943,199
18,380 Alaska Air Group, Inc.
g
798,795
746 Albany International Corporation 68,043
1,026 American Woodmark Corporation
g
51,834
18,911 AMETEK, Inc. 2,608,394
829 Apogee Enterprises, Inc. 35,282
4,946 Armstrong World Industries, Inc. 339,592
34,245 ASGN, Inc.
g
2,451,600
977 Atkore International Group, Inc.
g
123,424
4,310 AZZ, Inc. 162,616
53,111 Badger Infrastructure Solutions,
Ltd. 1,163,867
8,396 Barnes Group, Inc. 352,884
1,739 Beacon Roofing Supply, Inc.
g
104,653
128 Broadridge Financial Solutions,
Inc. 18,612
8,755 Carlisle Companies, Inc. 1,889,767
818 Caterpillar, Inc. 178,978
1,074 CBIZ, Inc.
g
56,589
15,701 Chart Industries, Inc.
g
2,089,803
7,956 Cimpress plc
g
413,314
4,702 Cintas Corporation 2,143,031
118,543 CNH Industrial NV 1,671,456
294 Columbus McKinnon Corporation 10,205
20,276 Conduent Incorporated
g
71,169
5,006 Core & Main, Inc.
g
130,456
632 CoStar Group, Inc.
g
48,632
13,747 Crane Company
g
990,746
13,747 Crane NXT Company 651,058
2,239 CSW Industrials, Inc. 301,526
115,379 CSX Corporation 3,535,213
2,051 Curtiss-Wright Corporation 348,321
2,202 Daseke, Inc.
g
18,012
1,671 Deere & Company 631,671
Shares Common Stock (21.7%) Value
Industrials (2.8%) - continued
50,899 Delta Air Lines, Inc.
g
$ 1,746,345
2,637 Donaldson Company, Inc. 167,581
24 Dover Corporation 3,508
68,517 Driven Brands Holdings, Inc.
g
2,103,472
2,315 Eagle Bulk Shipping, Inc. 103,527
5,040 EMCOR Group, Inc. 861,840
14,840 Emerson Electric Company 1,235,578
181 Equifax, Inc. 37,717
9,506 Expeditors International of
Washington, Inc. 1,082,163
22,491 Fastenal Company 1,210,915
95,747 First Advantage Corporation
g
1,231,306
2,431 Forrester Research, Inc.
g
75,215
7,308 Fortune Brands Innovations, Inc. 472,755
15,462 Forward Air Corporation 1,631,396
1,668 Genco Shipping & Trading, Ltd. 25,704
7,949 General Dynamics Corporation 1,735,585
520 Gorman-Rupp Company 12,766
6,405 Greenbrier Companies, Inc. 169,412
8,171 Hawaiian Holdings, Inc.
g
68,064
2,830 Healthcare Services Group, Inc. 44,176
434 Heidrick & Struggles International,
Inc. 10,898
7,480 Helios Technologies, Inc. 449,847
8,195 Hillman Solutions Corporation
g
68,838
55,825 Howmet Aerospace, Inc. 2,472,489
1,531 Hubbell, Inc. 412,329
528 ICF International, Inc. 60,192
1,266 IDEX Corporation 261,201
5,779 Interface, Inc. 45,307
24,671 Janus International Group, Inc.
g
222,039
84 JB Hunt Transport Services, Inc. 14,724
20,175 JetBlue Airways Corporation
g
144,050
25,074 Johnson Controls International plc 1,500,428
142 Knight-Swift Transportation
Holdings, Inc. 7,997
6,996 L3Harris Technologies, Inc. 1,365,269
6,660 Landstar System, Inc. 1,172,360
15,710 Lincoln Electric Holdings, Inc. 2,636,138
6,466 ManpowerGroup, Inc. 489,541
7,308 Masterbrand, Inc.
g
58,976
2,565 Matson, Inc. 174,497
4,696 Maximus, Inc. 392,820
10,769 Mercury Systems, Inc.
g
513,358
17,825 Middleby Corporation
g
2,511,186
6,538 Miller Industries, Inc. 213,139
131 Moog, Inc. 11,804
2,813 MSC Industrial Direct Company,
Inc. 255,224
288 National Presto Industries, Inc. 19,590
2,073 Northrop Grumman Corporation 956,213
3,537 Old Dominion Freight Line, Inc. 1,133,219
8,117 Owens Corning, Inc. 866,977
6,212 PACCAR, Inc. 463,974
8,492 Parker-Hannifin Corporation 2,758,881
4,894 Paycom Software, Inc.
g
1,421,071
6,380 Paylocity Holding Corporation
g
1,233,190
33,076 Pentair plc 1,921,054
1,929 Quanta Services, Inc. 327,236
26,358 Regal Rexnord Corporation 3,430,757
1,854 Republic Services, Inc. 268,125
3,917 Resideo Technologies, Inc.
g
69,723
29,941 Ritchie Brothers Auctioneers, Inc. 1,712,326
618 RXO, Inc.
g
11,180
4,580 Saia, Inc.
g
1,363,787

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Industrials (2.8%) - continued
12,219 SkyWest, Inc.
g
$ 345,798
384 Snap-On, Inc. 99,613
4,754 Southwest Airlines Company 143,999
7,260 Standex International Corporation 891,601
404 Stanley Black & Decker, Inc. 34,881
1,101 Sterling Construction Company,
Inc.
g
40,649
73,436 Sun Country Airlines Holdings,
Inc.
g
1,448,892
6,624 Sunrun, Inc.
g
139,369
4,024 Tennant Company 307,514
3,862 Terex Corporation 172,207
3,402 Textron, Inc. 227,730
14,584 Timken Company 1,120,780
3,251 Titan International, Inc.
g
31,730
1,781 Trane Technologies plc 330,928
17,355 TransUnion 1,194,198
6,816 Trex Company, Inc.
g
372,563
2,812 TriNet Group, Inc.
g
260,897
425 TTEC Holdings, Inc. 14,480
7,362 Tutor Perini Corporation
g
39,019
36,870 Uber Technologies, Inc.
g
1,144,814
612 UniFirst Corporation/MA 100,172
6,558 Union Pacific Corporation 1,283,401
16,079 United Parcel Service, Inc. 2,891,165
5,598 United Rentals, Inc. 2,021,494
776 Valmont Industries, Inc. 225,475
6,461 Wabash National Corporation 165,854
40,682 WillScot Mobile Mini Holdings
Corporation
g
1,846,963
Total 92,086,186
Information Technology (3.9%)
16,442 8x8, Inc.
g
47,189
8,245 Adobe, Inc.
g
3,112,982
11,163 Adtran Holdings, Inc. 101,807
6,915 Advanced Micro Devices, Inc.
g
617,994
2,686 Alarm.com Holdings, Inc.
g
128,095
2,091 Alpha and Omega Semiconductor,
Ltd.
g
49,933
7,171 Alteryx, Inc.
g
294,943
1,017 American Software, Inc. 12,143
6,482 Amkor Technology, Inc. 145,002
25,928 Amphenol Corporation 1,956,786
518 ANSYS, Inc.
g
162,611
1,148 Appian Corporation
g
43,107
99,775 Apple, Inc. 16,929,822
7,643 Applied Materials, Inc. 863,888
7,591 Arista Networks, Inc.
g
1,215,775
8,179 Arrow Electronics, Inc.
g
935,923
8,506 Autodesk, Inc.
g
1,656,884
397 Aviat Networks, Inc.
g
13,026
1,839 Benchmark Electronics, Inc. 39,263
11,380 BigCommerce Holdings, Inc.
g
84,098
8,226 BILL Holdings, Inc.
g
631,839
2,003 Cadence Design Systems, Inc.
g
419,528
3,234 CalAmp Corporation
g
8,214
51,148 Calix, Inc.
g
2,337,464
418 CDW Corporation 70,889
18,560 Ciena Corporation
g
854,502
126,587 Cisco Systems, Inc. 5,981,236
41,098 Cognex Corporation 1,959,964
135 Cognizant Technology Solutions
Corporation 8,061
4,305 Coherent Corporation
g
146,973
Shares Common Stock (21.7%) Value
Information Technology (3.9%) - continued
7,708 Cohu, Inc.
g
$ 260,839
42,845 CommScope Holding Company,
Inc.
g
211,226
874 Corning, Inc. 29,034
1,791 Datadog, Inc.
g
120,678
10,893 Descartes Systems Group, Inc.
g
862,508
9,660 Dolby Laboratories, Inc. 808,445
7,337 Dropbox, Inc.
g
149,235
2,134 Elastic NV
g
122,172
9,962 Entegris, Inc. 746,353
3,121 EPAM Systems, Inc.
g
881,495
30 Fair Isaac Corporation
g
21,839
497 First Solar, Inc.
g
90,742
28,569 Five9, Inc.
g
1,852,414
43,701 Flex, Ltd.
g
898,930
3,668 FormFactor, Inc.
g
100,173
12,539 Fortinet, Inc.
g
790,584
21,823 Gen Digital, Inc. 385,612
17,133 Gilat Satellite Networks, Ltd.
g
80,868
57 GoDaddy, Inc.
g
4,314
73,131 Grid Dynamics Holdings, Inc.
g
794,934
13,812 Guidewire Software, Inc.
g
1,052,336
22,527 Hackett Group, Inc. 418,101
117 HP, Inc. 3,476
1,971 HubSpot, Inc.
g
829,692
2,878 IPG Photonics Corporation
g
330,912
55,332 Juniper Networks, Inc. 1,668,260
30 Keysight Technologies, Inc.
g
4,339
879 KLA Corporation 339,769
18,263 Knowles Corporation
g
308,279
3,118 Lam Research Corporation 1,634,081
36,853 Lattice Semiconductor
Corporation
g
2,937,184
1,054 Littelfuse, Inc. 255,321
14,211 Lumentum Holdings, Inc.
g
685,681
573 MaxLinear, Inc.
g
13,826
25,570 Microchip Technology, Inc. 1,866,354
66,730 Microsoft Corporation 20,503,460
3,439 Monolithic Power Systems, Inc. 1,588,715
205 Motorola Solutions, Inc. 59,737
4,938 NCR Corporation
g
110,068
714 NICE, Ltd. ADR
g
145,663
12,127 Nova, Ltd.
g
1,109,014
19,552 NVIDIA Corporation 5,425,484
2,220 ON Semiconductor Corporation
g
159,751
6,243 PagerDuty, Inc.
g
187,665
9,063 Palo Alto Networks, Inc.
g
1,653,635
445 PC Connection, Inc. 17,920
3,621 Plexus Corporation
g
316,729
10,993 PTC, Inc.
g
1,382,809
7,345 Q2 Holdings, Inc.
g
180,834
877 Qorvo, Inc.
g
80,754
38,192 QUALCOMM, Inc. 4,460,826
427 Qualys, Inc.
g
48,225
7,864 Rackspace Technology, Inc.
g
11,481
6,134 Rambus, Inc.
g
271,982
4,329 RingCentral, Inc.
g
119,307
13,226 Salesforce, Inc.
g
2,623,642
49,974 Samsung Electronics Company,
Ltd. 2,458,925
1,095 Sanmina Corporation
g
57,225
3,809 ServiceNow, Inc.
g
1,749,931
4,569 SiTime Corporation
g
495,599
8,109 Skyworks Solutions, Inc. 858,743
18,468 Splunk, Inc.
g
1,592,680

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Information Technology (3.9%) - continued
3,287 Sprinklr, Inc.
g
$ 39,313
59,529 Sprout Social, Inc.
g
2,932,399
4,444 Synopsys, Inc.
g
1,650,146
295 Teledyne Technologies, Inc.
g
122,248
6,388 Teradata Corporation
g
247,279
79 Teradyne, Inc. 7,219
27,999 Texas Instruments, Inc. 4,681,433
2,572 Trimble, Inc.
g
121,141
129,738 TTM Technologies, Inc.
g
1,532,206
5,195 Tyler Technologies, Inc.
g
1,969,061
801 Ubiquiti, Inc. 186,273
7,871 Universal Display Corporation 1,050,464
8,397 Upland Software, Inc.
g
30,817
4,055 Verint Systems, Inc.
g
147,967
14,063 Viavi Solutions, Inc.
g
126,004
15,058 Vishay Intertechnology, Inc. 320,585
16,353 Vontier Corporation 443,657
1,086 Western Digital Corporation
g
37,402
12,088 Wolfspeed, Inc.
g
562,696
26,513 Workiva, Inc.
g
2,476,844
2,875 Xerox Holdings Corporation 45,051
12,200 Yext, Inc.
g
107,116
91 Zebra Technologies Corporation
g
26,211
2,766 Zoom Video Communications,
Inc.
g
169,915
Total 129,094,198
Materials (0.8%)
2,048 Albemarle Corporation 379,822
460 Alcoa Corporation 17,084
12,850 AptarGroup, Inc. 1,522,854
3,146 Avery Dennison Corporation 548,914
65,716 Axalta Coating Systems, Ltd.
g
2,074,654
4,247 Ball Corporation 225,855
8,640 Carpenter Technology Corporation 455,674
5,673 Celanese Corporation 602,700
30,123 CF Industries Holdings, Inc. 2,156,204
2,852 Cleveland-Cliffs, Inc.
g
43,864
235 Commercial Metals Company 10,972
20,990 Compass Minerals International,
Inc. 687,003
3,916 Corteva, Inc. 239,346
967 Crown Holdings, Inc. 82,949
17,627 Eastman Chemical Company 1,485,427
1,530 Greif, Inc. 96,069
237 Hawkins, Inc. 9,561
12,010 Huntsman Corporation 321,748
8,333 Ingevity Corporation
g
597,809
4,199 Innospec, Inc. 426,744
2,249 International Flavors & Fragrances,
Inc. 218,063
39,510 Ivanhoe Mines, Ltd.
g
342,652
2,095 Kaiser Aluminum Corporation 137,683
3,874 Linde plc 1,431,249
7,146 LSB Industries, Inc.
g
63,814
11,087 LyondellBasell Industries NV 1,048,941
3,063 Martin Marietta Materials, Inc. 1,112,482
4,052 Mercer International, Inc. 39,426
3,413 MP Materials Corporation
g
73,960
1,329 Myers Industries, Inc. 25,185
4,632 Newmont Corporation 219,557
16,726 Nucor Corporation 2,478,459
8,043 O-I Glass, Inc.
g
180,726
4,484 Orion Engineered Carbons SA 108,558
2,794 PPG Industries, Inc. 391,886
Shares Common Stock (21.7%) Value
Materials (0.8%) - continued
146,231 Ranpak Holdings Corporation
g
$ 596,623
929 Reliance Steel & Aluminum
Company 230,206
15,396 RPM International, Inc. 1,262,934
3,103 Ryerson Holding Corporation 117,200
8,042 Schnitzer Steel Industries, Inc. 232,333
232 Sensient Technologies Corporation 17,275
12,029 SSR Mining, Inc. 172,255
5,068 Steel Dynamics, Inc. 526,819
23,719 Summit Materials, Inc.
g
650,138
3,929 TimkenSteel Corporation
g
65,771
2,473 TriMas Corporation 62,839
2,625 Trinseo plc 47,565
74,757 Tronox Holdings plc 1,023,423
2,510 United States Lime & Minerals, Inc. 403,859
9,879 United States Steel Corporation 226,032
168 Vulcan Materials Company 29,420
667 Westlake Corporation 75,891
5,545 WestRock Company 165,962
Total 25,764,439
Real Estate (0.9%)
37,258 Agree Realty Corporation 2,533,171
1,105 Alexandria Real Estate Equities,
Inc. 137,219
2,446 American Assets Trust, Inc. 44,517
16,132 Apartment Income REIT
Corporation 596,561
6,959 AvalonBay Communities, Inc. 1,255,195
5,086 Camden Property Trust 559,714
3,701 CareTrust REIT, Inc. 72,132
20,561 CBRE Group, Inc.
g
1,576,206
29,872 CubeSmart 1,358,877
117,592 Cushman and Wakefield plc
g
1,158,281
1,220 Digital Realty Trust, Inc. 120,963
7,095 DigitalBridge Group, Inc. 88,191
1,280 EastGroup Properties, Inc. 213,197
2,743 Elme Communities 47,262
16,684 EPR Properties 700,061
5,828 Equity Commonwealth 120,756
11,285 Equity Residential 713,776
9,766 Essential Properties Realty Trust,
Inc. 241,709
710 Essex Property Trust, Inc. 156,008
2,893 Extra Space Storage, Inc. 439,852
13,414 First Industrial Realty Trust, Inc. 703,833
5,224 FirstService Corporation 787,466
15,956 Four Corners Property Trust, Inc. 407,038
2,008 Getty Realty Corporation 66,927
539 Gladstone Land Corporation 8,683
100,437 Healthcare Realty Trust, Inc. 1,986,644
98,217 Host Hotels & Resorts, Inc. 1,588,169
2,914 Howard Hughes Corporation
g
225,456
13,848 Independence Realty Trust, Inc. 230,569
63 Jones Lang LaSalle, Inc.
g
8,760
4,660 Kennedy-Wilson Holdings, Inc. 78,195
1,858 Life Storage, Inc. 249,678
1,758 LTC Properties, Inc. 58,805
36,263 LXP Industrial Trust 340,872
1,540 Mid-America Apartment
Communities, Inc. 236,852
26,626 National Retail Properties, Inc. 1,158,231
57,109 National Storage Affiliates Trust 2,201,552
29,303 Necessity Retail REIT, Inc. 161,460
12,743 NetSTREIT Corporation 232,177

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Real Estate (0.9%) - continued
9,028 Public Storage, Inc. $ 2,661,725
2,933 Realty Income Corporation 184,310
9,968 Regency Centers Corporation 612,334
23,190 Rexford Industrial Realty, Inc. 1,293,306
23,242 Sabra Health Care REIT, Inc. 264,959
5,371 SBA Communications Corporation 1,401,240
42,437 Service Properties Trust 372,172
3,371 Terreno Realty Corporation 207,620
24,247 UDR, Inc. 1,002,129
1,796 Welltower, Inc. 142,279
9,978 Zillow Group, Inc.
g
426,859
Total 31,433,948
Utilities (0.7%)
1,738 AES Corporation 41,121
3,180 Alliant Energy Corporation 175,345
3,810 Artesian Resources Corporation 208,712
1,852 Avista Corporation 81,618
10,447 Black Hills Corporation 682,085
5,443 CenterPoint Energy, Inc. 165,848
4,904 Consolidated Water Company,
Ltd. 82,878
26,387 Constellation Energy Corporation 2,042,354
17,494 Duke Energy Corporation 1,729,807
5,746 Edison International 422,906
25,697 Entergy Corporation 2,764,483
2,544 Essential Utilities, Inc. 108,629
21,094 Evergy, Inc. 1,310,148
960 NextEra Energy Partners, LP 55,210
90,136 NiSource, Inc. 2,565,270
20,804 NorthWestern Corporation 1,219,530
41,445 OGE Energy Corporation 1,555,845
3,931 PG&E Corporation
g
67,259
12,326 Pinnacle West Capital Corporation 967,098
14,759 Portland General Electric
Company 747,101
27,623 Public Service Enterprise Group,
Inc. 1,745,774
16,650 Sempra Energy 2,588,908
2,948 Spire, Inc. 199,668
6,551 UGI Corporation 221,948
634 Vistra Energy Corporation 15,127
1,284 Xcel Energy, Inc. 89,764
Total 21,854,436
Total Common Stock
(cost $636,083,933) 712,566,179
Principal
Amount Long-Term Fixed Income ( 21.4% ) Value
Asset-Backed Securities (1.1%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
742,557
720 East CLO I, Ltd.
900,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
905,721
300,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
302,784
Principal
Amount Long-Term Fixed Income (21.4%) Value
Asset-Backed Securities (1.1%) - continued
Access Group, Inc.
$ 31,093
5.520%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
$ 30,400
Affirm Asset Securitization Trust
1,300,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
1,238,512
350,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
c,h
349,125
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,109,678
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
850,377
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
1,316,898
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
535,790
Ares XL CLO, Ltd.
875,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
815,561
Bankers Healthcare Group
Securitization Trust
416,132
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
412,394
Business Jet Securities, LLC
270,112
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
255,434
CarVal CLO II, Ltd.
500,000
7.250%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
474,450
CarVal CLO VII-C, Ltd.
700,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,h
701,294
CarVal CLO VIII-C, Ltd.
550,000
7.371%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
552,027
375,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
376,426
CMFT Net Lease Master Issuer,
LLC
553,720
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
459,093
Commonbond Student Loan Trust
33,316
5.520%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
32,329
Dryden 36 Senior Loan Fund
700,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
671,875
FirstKey Homes Trust
2,000,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,908,005
Foundation Finance Trust
398,895
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
354,923

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Asset-Backed Securities (1.1%) - continued
FRTKL Trust
$ 1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
$ 915,980
GSAA Home Equity Trust
1,534,801
4.485%,  8/25/2034, Ser.
2004-10, Class M2
i
1,425,528
Harley Marine Financing, LLC
1,969,212
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,905,618
Home Partners of America Trust
1,063,918
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
949,792
866,723
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
719,260
Laurel Road Prime Student Loan
Trust
392,220
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
370,841
Longfellow Place CLO, Ltd.
1,510,305
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,495,328
425,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
412,704
Marlette Funding Trust
337,775
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
335,032
Mercury Financial Credit Card
Master Trust
1,100,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
1,035,362
National Collegiate Trust
228,437
5.315%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
219,270
Oak Street Investment
670,499
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
600,352
Pretium Mortgage Credit Partners,
LLC
561,773
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
535,453
331,505
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
316,063
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
447,145
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,325,322
Sound Point CLO XIV, Ltd.
1,050,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,017,420
Tricon Residential Trust
725,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
654,413
Upstart Securitization Trust
525,827
6.590%,  2/20/2033, Ser.
2023-1, Class A
h
523,078
Principal
Amount Long-Term Fixed Income (21.4%) Value
Asset-Backed Securities (1.1%) - continued
VCAT Asset Securitization, LLC
$ 425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
$ 391,983
Vericrest Opportunity Loan
Transferee
499,923
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
457,198
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
640,417
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
709,145
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
576,039
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
423,491
354,491
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
325,425
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
321,995
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
321,019
Wind River CLO, Ltd.
625,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
615,364
525,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
499,266
Total 34,880,956
Basic Materials (0.1%)
Alcoa Nederland Holding BV
165,000 5.500%,  12/15/2027
h
162,328
Anglo American Capital plc
300,000 3.875%,  3/16/2029
h
277,830
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
h
171,037
Chemours Company
140,000 5.750%,  11/15/2028
h
124,429
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027
f
176,717
80,000 4.625%,  3/1/2029
f,h
72,476
Consolidated Energy Finance SA
253,000 5.625%,  10/15/2028
h
222,382
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
h
294,167
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
h
157,765
396,000 4.000%,  3/27/2027
h
383,018
Hecla Mining Company
110,000 7.250%,  2/15/2028 110,010
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
h
121,059
Mercer International, Inc.
72,000 5.125%,  2/1/2029 60,125
Methanex Corporation
162,000 4.250%,  12/1/2024 158,266
Mosaic Company
325,000 4.050%,  11/15/2027 315,491

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Basic Materials (0.1%) - continued
Novelis Corporation
$ 90,000 3.250%,  11/15/2026
h
$ 82,392
70,000 4.750%,  1/30/2030
h
63,341
90,000 3.875%,  8/15/2031
h
75,366
Nutrien, Ltd.
113,000 4.900%,  3/27/2028 113,463
OCI NV
101,000 4.625%,  10/15/2025
h
95,976
Olin Corporation
291,000 5.125%,  9/15/2027 281,543
15,000 5.625%,  8/1/2029 14,625
SCIL IV, LLC/SCIL USA Holdings,
LLC
178,000 5.375%,  11/1/2026
f,h
163,875
SK Invictus Intermediate II SARL
140,000 5.000%,  10/30/2029
h
119,199
SPCM SA
147,000 3.375%,  3/15/2030
h
121,625
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
h
142,787
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
f,h
115,324
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
h
113,715
United States Steel Corporation
184,000 6.875%,  3/1/2029 180,799
Total 4,491,130
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
178,000 6.375%,  6/15/2030
h
176,099
AECOM
265,000 5.125%,  3/15/2027 259,586
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
235,290
15,000 4.625%,  5/15/2030
h
13,597
ARD Finance SA
55,000 6.500%,  6/30/2027
h
45,073
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
h
179,592
34,000 5.250%,  8/15/2027
h
29,077
Boeing Company
460,000 5.930%,  5/1/2060 454,519
350,000 5.040%,  5/1/2027 351,676
600,000 5.705%,  5/1/2040 602,199
Bombardier, Inc.
75,000 7.125%,  6/15/2026
h
74,764
186,000 7.875%,  4/15/2027
f,h
185,453
120,000 6.000%,  2/15/2028
h
113,813
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
130,711
Canpack SA/Canpack US, LLC
220,000 3.125%,  11/1/2025
h
195,141
Carrier Global Corporation
256,000 3.577%,  4/5/2050 191,216
450,000 2.700%,  2/15/2031 386,574
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
h
178,190
Principal
Amount Long-Term Fixed Income (21.4%) Value
Capital Goods (0.4%) - continued
Clean Harbors, Inc.
$ 229,000 6.375%,  2/1/2031
h
$ 233,635
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
h
22,574
46,000 8.750%,  4/15/2030
h
42,334
CNH Industrial NV
210,000 3.850%,  11/15/2027 201,770
Cornerstone Building Brands, Inc.
119,000 6.125%,  1/15/2029
h
89,548
Covanta Holding Corporation
90,000 4.875%,  12/1/2029
h
80,100
CP Atlas Buyer, Inc.
120,000 7.000%,  12/1/2028
f,h
90,178
Crown Cork & Seal Company, Inc.
148,000 7.375%,  12/15/2026 155,570
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
h
105,871
250,000 3.500%,  9/1/2028
h
227,214
H&E Equipment Services, Inc.
258,000 3.875%,  12/15/2028
h
223,573
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
h
105,048
Howmet Aerospace, Inc.
378,000 3.000%,  1/15/2029 339,218
343,000 5.950%,  2/1/2037 349,024
Ingersoll-Rand Luxembourg
Finance SA
232,000 3.500%,  3/21/2026 224,410
JELD-WEN, Inc.
23,000 6.250%,  5/15/2025
h
23,160
60,000 4.625%,  12/15/2025
h
57,900
John Deere Capital Corporation
228,000 4.350%,  9/15/2032 229,111
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 303,071
78,000 6.150%,  9/1/2036 89,314
Mauser Packaging Solutions
Holding Company
140,000 9.250%,  4/15/2027
h
132,860
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
h
78,120
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
h
87,599
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
h
153,604
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
h
175,420
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 458,248
OI European Group BV
243,000 4.750%,  2/15/2030
h
223,098
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
h
49,909
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
h
105,673
Parker-Hannifin Corporation
570,000 4.500%,  9/15/2029 565,334

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Capital Goods (0.4%) - continued
PGT Innovations, Inc.
$ 156,000 4.375%,  10/1/2029
h
$ 141,430
Raytheon Technologies
Corporation
331,000 4.125%,  11/16/2028 326,528
375,000 4.450%,  11/16/2038 357,100
300,000 3.750%,  11/1/2046 247,656
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026
h
288,009
Republic Services, Inc.
235,000 2.900%,  7/1/2026 224,440
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
h
118,826
Sealed Air Corporation
144,000 6.125%,  2/1/2028
h
146,117
Silgan Holdings, Inc.
69,000 4.125%,  2/1/2028 64,515
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
h
224,622
Textron, Inc.
510,000 3.375%,  3/1/2028 478,529
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
115,000 7.750%,  4/15/2026
h
102,350
TransDigm, Inc.
138,000 6.250%,  3/15/2026
h
138,652
584,000 5.500%,  11/15/2027 560,454
Triumph Group, Inc.
148,000 9.000%,  3/15/2028
h
150,031
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 172,944
170,000 4.000%,  7/15/2030 152,146
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
h
97,601
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
h
205,294
Total 13,222,302
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
114,298
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 66,283
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
894,437
BINOM Securitization Trust
509,566
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
449,463
CHL Mortgage Pass-Through Trust
1,299,065
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 734,528
CHNGE Mortgage Trust
1,105,914
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
1,089,157
Citicorp Mortgage Securities, Inc.
408,567
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 364,769
Principal
Amount Long-Term Fixed Income (21.4%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
COLT Mortgage Loan Trust
$ 966,848
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
$ 820,980
Countrywide Alternative Loan Trust
133,567
3.170%,  10/25/2035, Ser.
2005-43, Class 4A1
b
108,932
597,108
7.000%,  10/25/2037, Ser.
2007-24, Class A10 228,157
Countrywide Home Loans, Inc.
151,264
5.750%,  4/25/2037, Ser.
2007-3, Class A27 74,254
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
493,425
850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
769,901
888,386
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
719,425
541,934
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
535,912
496,851
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
420,681
1,663,373
3.461%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,671,032
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
65,818
6.000%,  5/25/2023, Ser.
2006-AR5, Class 23A 47,477
Federal Home Loan Mortgage
Corporation - REMIC
1,669,943
4.000%,  1/25/2051, Ser.
5249, Class LA 1,628,046
24,274
4.000%,  7/15/2031, Ser.
4104, Class KI
j
161
237,634
3.000%,  2/15/2033, Ser.
4170, Class IG
j
21,066
639,303
3.000%,  3/15/2033, Ser.
4180, Class PI
j
67,333
1,426,774
4.500%,  10/15/2033, Ser.
2695, Class BH 1,422,169
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 906,086
Federal National Mortgage
Association - REMIC
1,645,689
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,623,468
941,182
4.000%,  7/25/2052, Ser.
2022-37, Class PE 912,666
734,165
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
29,916
2,457,965
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,485,305
1,429,014
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,413,399
Flagstar Mortgage Trust
548,206
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
481,303
GCAT Trust
771,695
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
656,802

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
GS Mortgage-Backed Securities
Trust
$ 1,114,331
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
$ 951,753
GSR Mortgage Loan Trust
693,024
3.961%,  9/25/2034, Ser.
2004-11, Class 2A2
b
654,108
J.P. Morgan Mortgage Trust
939,537
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
771,962
740,527
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
595,936
LHOME Mortgage Trust
764,669
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
748,742
350,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
337,138
Mello Mortgage Capital
Acceptance
999,360
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
821,115
Merrill Lynch Alternative Note
Asset Trust
146,329
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 59,612
New Residential Mortgage Loan
Trust
1,991,018
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,635,902
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
977,752
Onslow Bay Financial, LLC
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
505,404
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,380,259
Preston Ridge Partners Mortgage
Trust, LLC
593,324
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
561,714
Residential Accredit Loans, Inc.
Trust
196,452
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 167,306
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
856,054
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
967,787
TRK Trust
758,470
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
638,088
Vericrest Opportunity Loan
Transferee
512,341
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
485,020
Principal
Amount Long-Term Fixed Income (21.4%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Verus Securitization Trust
$ 395,970
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
$ 337,537
Total 34,589,722
Commercial Mortgage-Backed Securities (0.9%)
BANK 2022-BNK39
3,990,261
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
115,854
BANK5 2023-5YR1
1,150,000
6.260%,  3/15/2056, Ser.
2023-5YR1, Class A3
b
1,206,424
BBCMS Mortgage Trust
2,272,159
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
97,906
900,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 936,857
6,991,286
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
569,271
5,596,343
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
524,700
Benchmark Mortgage Trust
1,700,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,430,924
BFLD Trust
325,000
6.648%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
277,305
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
3,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
2,734,096
2,000,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
1,897,148
3,000,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
2,851,939
2,800,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
2,699,467
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
2,912,675
3,800,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
3,683,434
3,500,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
3,403,234
1,175,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,k
1,190,630
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
2,500,000
4.250%,  5/25/2033, Ser.
K155, Class A2 2,513,670
Morgan Stanley Capital I Trust
5,948,217
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
588,992
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
1,018,185
Total 30,652,711

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Communications Services (0.6%)
Activision Blizzard, Inc.
$ 456,000 2.500%,  9/15/2050 $ 297,711
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
h
73,348
Altice Financing SA
100,000 5.750%,  8/15/2029
h
79,765
Altice France SA/France
110,000 8.125%,  2/1/2027
h
98,221
81,000 5.125%,  7/15/2029
h
59,887
175,000 5.500%,  10/15/2029
h
131,002
AMC Networks, Inc.
70,000 5.000%,  4/1/2024 69,040
223,000 4.250%,  2/15/2029 154,495
American Tower Corporation
100,000 3.375%,  10/15/2026 95,217
165,000 5.500%,  3/15/2028 170,175
275,000 2.900%,  1/15/2030 242,520
205,000 5.650%,  3/15/2033 212,896
AT&T, Inc.
342,000 3.650%,  6/1/2051 254,986
502,000 3.500%,  9/15/2053 360,047
350,000 2.300%,  6/1/2027 321,012
725,000 4.350%,  3/1/2029 712,604
300,000 4.900%,  8/15/2037 290,851
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
h
135,474
220,000 5.125%,  5/1/2027
h
207,585
100,000 5.000%,  2/1/2028
h
92,459
18,000 6.375%,  9/1/2029
h
17,106
185,000 4.750%,  3/1/2030
h
159,173
40,000 4.500%,  8/15/2030
h
33,588
99,000 4.250%,  2/1/2031
h
81,082
362,000 4.750%,  2/1/2032
h
299,548
150,000 4.250%,  1/15/2034
h
114,261
Cengage Learning, Inc.
123,000 9.500%,  6/15/2024
h
123,000
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
300,000 4.500%,  2/1/2024 296,503
341,000 4.200%,  3/15/2028 323,465
650,000 3.500%,  6/1/2041 444,144
Clear Channel Worldwide
Holdings, Inc.
141,000 5.125%,  8/15/2027
h
127,360
Comcast Corporation
285,000 2.887%,  11/1/2051 194,766
300,000 4.250%,  10/15/2030 297,107
130,000 4.400%,  8/15/2035 127,488
546,000 4.750%,  3/1/2044 514,841
Connect Finco SARL/Connect US
Finco, LLC
89,000 6.750%,  10/1/2026
h
84,822
Consolidated Communications,
Inc.
79,000 5.000%,  10/1/2028
h
57,923
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
400,918
Crown Castle, Inc.
227,000 4.800%,  9/1/2028 227,314
Principal
Amount Long-Term Fixed Income (21.4%) Value
Communications Services (0.6%) - continued
CSC Holdings, LLC
$ 60,000 5.375%,  2/1/2028
h
$ 49,212
237,000 6.500%,  2/1/2029
h
197,879
354,000 4.125%,  12/1/2030
h
254,059
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 694,866
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
208,000 5.875%,  8/15/2027
h
182,535
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 389,572
DISH DBS Corporation
60,000 5.875%,  11/15/2024 49,643
60,000 5.250%,  12/1/2026
h
45,830
60,000 7.375%,  7/1/2028 30,061
95,000 5.750%,  12/1/2028
h
67,536
91,000 5.125%,  6/1/2029 41,968
DISH Network Corporation
111,000 11.750%,  11/15/2027
h
104,856
Frontier Communications
Holdings, LLC
164,000 5.875%,  10/15/2027
h
150,960
70,000 6.750%,  5/1/2029
h
56,339
43,000 8.750%,  5/15/2030
h
42,531
GCI, LLC
150,000 4.750%,  10/15/2028
h
128,250
Gray Escrow II, Inc.
196,000 5.375%,  11/15/2031
h
125,640
Gray Television, Inc.
235,000 4.750%,  10/15/2030
h
151,806
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 188,898
Iliad Holding SASU
214,000 6.500%,  10/15/2026
h
205,913
Lamar Media Corporation
127,000 3.750%,  2/15/2028 116,527
94,000 3.625%,  1/15/2031 80,970
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
h
123,485
Level 3 Financing, Inc.
100,000 4.625%,  9/15/2027
h
61,763
300,000 4.250%,  7/1/2028
h
174,884
83,000 10.500%,  5/15/2030
h
79,456
Magallanes, Inc.
399,000 5.141%,  3/15/2052
h
318,824
343,000 4.054%,  3/15/2029
h
317,500
343,000 5.050%,  3/15/2042
h
283,695
Meta Platforms, Inc.
456,000 3.850%,  8/15/2032 430,456
Netflix, Inc.
110,000 4.875%,  4/15/2028 110,686
150,000 5.875%,  11/15/2028 157,589
272,000 5.375%,  11/15/2029
h
278,067
300,000 4.875%,  6/15/2030
f,h
297,956
News Corporation
166,000 3.875%,  5/15/2029
h
147,380
NTT Finance Corporation
398,000 4.372%,  7/27/2027
h
398,472

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Communications Services (0.6%) - continued
Omnicom Group, Inc.
$ 156,000 3.600%,  4/15/2026 $ 151,752
210,000 4.200%,  6/1/2030 202,756
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
76,000 6.250%,  6/15/2025
h
76,066
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
h
124,100
Radiate Holdco, LLC/Radiate
Finance, Inc.
145,000 6.500%,  9/15/2028
h
67,657
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
h
50,528
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
h
197,758
105,000 4.000%,  7/15/2028
h
88,657
125,000 4.125%,  7/1/2030
h
100,262
Sprint Capital Corporation
550,000 8.750%,  3/15/2032 672,274
Take-Two Interactive Software, Inc.
224,000 4.950%,  3/28/2028 225,896
TEGNA, Inc.
246,000 4.625%,  3/15/2028 219,014
Telecom Italia Capital SA
53,000 6.000%,  9/30/2034 45,182
Telecom Italia SPA
72,000 5.303%,  5/30/2024
h
70,325
Telesat Canada/Telesat, LLC
80,000 4.875%,  6/1/2027
h
42,816
45,000 6.500%,  10/15/2027
h
15,770
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 405,947
282,000 3.500%,  4/15/2031 254,754
300,000 4.375%,  4/15/2040 269,454
United States Cellular Corporation
140,000 6.700%,  12/15/2033 127,400
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
224,000 4.750%,  4/15/2028
h
178,121
Univision Communications, Inc.
235,000 6.625%,  6/1/2027
h
226,274
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 217,574
304,000 2.100%,  3/22/2028 271,767
994,000 2.650%,  11/20/2040 705,433
500,000 3.400%,  3/22/2041 393,549
VTR Finance NV
190,000 6.375%,  7/15/2028
h
64,600
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
h
196,112
Walt Disney Company
457,000 3.600%,  1/13/2051 369,705
WMG Acquisition Corporation
34,000 3.750%,  12/1/2029
h
29,920
46,000 3.875%,  7/15/2030
h
40,595
116,000 3.000%,  2/15/2031
h
94,936
YPSO Finance BIS SA
74,000 10.500%,  5/15/2027
h
54,647
Total 20,771,369
Principal
Amount Long-Term Fixed Income (21.4%) Value
Consumer Cyclical (0.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
$ 210,000 4.375%,  1/15/2028
h
$ 196,315
Adient Global Holdings, Ltd.
93,000 4.875%,  8/15/2026
h
89,358
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
75,000 6.625%,  7/15/2026
h
72,296
100,000 6.000%,  6/1/2029
h
78,398
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
255,000 4.625%,  6/1/2028
h
221,503
Allison Transmission, Inc.
94,000 3.750%,  1/30/2031
h
80,238
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 303,474
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027
f
301,210
Arko Corporation
97,000 5.125%,  11/15/2029
h
78,599
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
h
116,900
40,000 4.625%,  4/1/2030
h
33,145
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
h
137,336
Boyne USA, Inc.
63,000 4.750%,  5/15/2029
h
57,066
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
150,000 6.250%,  9/15/2027
h
137,437
Caesars Entertainment, Inc.
263,000 6.250%,  7/1/2025
h
263,321
75,000 8.125%,  7/1/2027
h
76,519
156,000 4.625%,  10/15/2029
f,h
136,858
Carnival Corporation
209,000 10.500%,  2/1/2026
h
218,180
41,000 7.625%,  3/1/2026
h
37,490
233,000 5.750%,  3/1/2027
h
191,759
68,000 4.000%,  8/1/2028
h
58,945
Cedar Fair, LP
163,000 5.250%,  7/15/2029
f
151,631
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
132,579
69,000 6.750%,  5/1/2031
h
69,452
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
f,h
186,317
Clarios Global, LP/Clarios US
Finance Company, Inc.
105,000 8.500%,  5/15/2027
h
105,614
172,000 6.750%,  5/15/2028
e,h
172,666
D.R. Horton, Inc.
148,000 2.600%,  10/15/2025 139,790
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
h
355,123
Dana, Inc.
160,000 5.625%,  6/15/2028 147,594

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Consumer Cyclical (0.7%) - continued
Expedia Group, Inc.
$ 900,000 3.250%,  2/15/2030 $ 790,949
Ford Motor Company
259,000 3.250%,  2/12/2032 200,859
151,000 6.100%,  8/19/2032 144,006
Ford Motor Credit Company, LLC
525,000 2.300%,  2/10/2025 488,771
370,000 4.134%,  8/4/2025 350,126
270,000 2.700%,  8/10/2026 239,491
200,000 7.350%,  3/6/2030 205,432
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
h
129,468
General Motors Company
450,000 6.125%,  10/1/2025 458,017
400,000 6.800%,  10/1/2027 422,777
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 268,449
GLP Capital, LP
469,000 5.750%,  6/1/2028 461,625
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029 92,816
65,000 5.250%,  7/15/2031 56,062
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
h
62,823
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
f,h
127,226
Hilton Domestic Operating
Company, Inc.
304,000 4.875%,  1/15/2030 288,621
68,000 3.625%,  2/15/2032
h
58,032
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
111,000 5.000%,  6/1/2029
h
100,463
Home Depot, Inc.
375,000 5.400%,  9/15/2040 396,162
228,000 4.250%,  4/1/2046 207,088
340,000 3.900%,  6/15/2047 292,966
Hyundai Capital America
375,000 1.800%,  1/10/2028
h
320,580
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
211,749
International Game Technology plc
206,000 5.250%,  1/15/2029
h
197,528
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
h
81,780
Jaguar Land Rover Automotive plc
181,000 5.500%,  7/15/2029
h
149,841
KB Home
215,000 4.800%,  11/15/2029 200,487
Kia Corporation
200,000 2.375%,  2/14/2025
h
190,200
Kohl's Corporation
182,000 3.375%,  5/1/2031 124,116
425,000 5.550%,  7/17/2045 247,588
L Brands, Inc.
240,000 6.625%,  10/1/2030
h
230,391
70,000 6.875%,  11/1/2035 63,354
Lennar Corporation
392,000 4.750%,  5/30/2025 389,436
Principal
Amount Long-Term Fixed Income (21.4%) Value
Consumer Cyclical (0.7%) - continued
Lowe's Companies, Inc.
$ 228,000 5.625%,  4/15/2053 $ 229,330
558,000 2.625%,  4/1/2031 480,312
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
h
128,244
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 413,716
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
h
120,008
McDonald's Corporation
470,000 4.450%,  3/1/2047 429,778
Michaels Companies, Inc.
112,000 5.250%,  5/1/2028
h
92,267
NCL Corporation, Ltd.
63,000 3.625%,  12/15/2024
h
59,066
47,000 5.875%,  3/15/2026
h
40,484
180,000 5.875%,  2/15/2027
h
169,790
Nissan Motor Acceptance
Company, LLC
640,000 1.125%,  9/16/2024
h
595,047
Nissan Motor Company, Ltd.
60,000 3.522%,  9/17/2025
h
56,134
62,000 4.345%,  9/17/2027
h
56,817
78,000 4.810%,  9/17/2030
h
68,606
Nordstrom, Inc.
55,000 4.375%,  4/1/2030 43,013
78,000 4.250%,  8/1/2031 57,923
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
f,h
126,368
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
h
170,127
190,000 7.750%,  2/15/2029
h
187,365
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
289,000 5.750%,  4/15/2026
h
286,822
128,000 6.250%,  1/15/2028
h
119,877
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
160,000 5.750%,  1/15/2029
h
118,800
Royal Caribbean Cruises, Ltd.
71,000 11.500%,  6/1/2025
h
75,349
240,000 4.250%,  7/1/2026
f,h
214,821
171,000 9.250%,  1/15/2029
f,h
182,419
55,000 7.250%,  1/15/2030
h
55,155
Scientific Games International, Inc.
160,000 7.250%,  11/15/2029
h
160,000
72,000 6.625%,  3/1/2030
h
63,881
SeaWorld Parks and
Entertainment, Inc.
104,000 5.250%,  8/15/2029
h
93,603
Six Flags Theme Parks, Inc.
73,000 7.000%,  7/1/2025
h
73,894
Staples, Inc.
132,000 7.500%,  4/15/2026
h
111,320
119,000 10.750%,  4/15/2027
h
80,555
Starbucks Corporation
284,000 4.750%,  2/15/2026 286,443
Station Casinos, LLC
111,000 4.625%,  12/1/2031
h
95,048

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Consumer Cyclical (0.7%) - continued
Target Corporation
$ 342,000 2.950%,  1/15/2052 $ 249,183
Toll Brothers Finance Corporation
250,000 3.800%,  11/1/2029 227,986
Toyota Motor Credit Corporation
259,000 4.700%,  1/12/2033 264,539
Travel + Leisure Company
72,000 6.625%,  7/31/2026
h
71,855
Tripadvisor, Inc.
35,000 7.000%,  7/15/2025
h
35,219
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
f,h
100,910
VICI Properties, LP/VICI Note
Company, Inc.
684,000 4.625%,  6/15/2025
h
664,415
256,000 5.750%,  2/1/2027
h
254,356
115,000 3.750%,  2/15/2027
h
107,485
Viking Cruises, Ltd.
224,000 5.875%,  9/15/2027
h
192,176
Volkswagen Group of America
Finance, LLC
422,000 4.350%,  6/8/2027
h
415,771
Wabash National Corporation
157,000 4.500%,  10/15/2028
h
136,605
Walmart, Inc.
342,000 4.500%,  9/9/2052 338,594
170,000 3.900%,  4/15/2028 169,778
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
h
88,330
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
h
164,445
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
h
95,994
Total 21,716,415
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
116,000 9.000%,  1/30/2028
h
114,840
Abbott Laboratories
598,000 4.750%,  11/30/2036 620,512
AbbVie, Inc.
125,000 2.950%,  11/21/2026 118,658
200,000 4.500%,  5/14/2035 194,647
600,000 4.300%,  5/14/2036 568,168
325,000 4.850%,  6/15/2044 309,461
450,000 4.875%,  11/14/2048 431,881
Albertsons Companies, Inc./
Safeway, Inc.
219,000 4.625%,  1/15/2027
h
211,707
205,000 3.500%,  3/15/2029
h
181,629
Amgen, Inc.
375,000 4.200%,  2/22/2052 317,256
340,000 5.250%,  3/2/2030 349,196
340,000 5.600%,  3/2/2043 349,861
Anheuser-Busch InBev Worldwide,
Inc.
522,000 4.700%,  2/1/2036 525,172
643,000 4.375%,  4/15/2038 620,782
341,000 5.550%,  1/23/2049 368,412
Aramark Services, Inc.
220,000 5.000%,  2/1/2028
h
209,528
Principal
Amount Long-Term Fixed Income (21.4%) Value
Consumer Non-Cyclical (0.7%) - continued
Archer-Daniels-Midland Company
$ 560,000 2.700%,  9/15/2051 $ 391,148
AstraZeneca plc
600,000 3.000%,  5/28/2051
f
454,924
Avantor Funding, Inc.
143,000 4.625%,  7/15/2028
h
133,759
B&G Foods, Inc.
73,000 5.250%,  4/1/2025 68,974
70,000 5.250%,  9/15/2027 61,308
BAT Capital Corporation
114,000 7.750%,  10/19/2032 126,305
Bausch Health Companies, Inc.
64,000 5.500%,  11/1/2025
f,h
55,782
141,000 4.875%,  6/1/2028
h
92,884
158,000 11.000%,  9/30/2028
h
127,388
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 107,020
325,000 3.700%,  6/6/2027 314,872
BellRing Brands, Inc.
97,000 7.000%,  3/15/2030
h
99,374
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 483,950
Bunge, Ltd. Finance Corporation
497,000 2.750%,  5/14/2031 426,549
Cargill, Inc.
336,000 3.125%,  5/25/2051
h
246,768
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 175,706
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
h
18,253
Chobani, LLC/Chobani Finance
Corporation, Inc.
168,000 4.625%,  11/15/2028
h
154,148
CHS/Community Health Systems,
Inc.
40,000 8.000%,  12/15/2027
h
39,618
140,000 6.000%,  1/15/2029
h
124,075
Colgate-Palmolive Company
284,000 4.600%,  3/1/2033 294,509
Constellation Brands, Inc.
339,000 3.600%,  2/15/2028 324,699
275,000 2.875%,  5/1/2030 243,736
Coty, Inc.
115,000 5.000%,  4/15/2026
h
112,285
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
207,000 4.750%,  1/15/2029
h
194,321
CVS Health Corporation
511,000 5.625%,  2/21/2053 513,434
256,000 5.125%,  2/21/2030 260,431
435,000 4.875%,  7/20/2035 426,344
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
h
119,628
Eli Lilly & Company
169,000 4.950%,  2/27/2063 176,417
Embecta Corporation
54,000 6.750%,  2/15/2030
h
48,925
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
226,285

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Consumer Non-Cyclical (0.7%) - continued
Energizer Holdings, Inc.
$ 160,000 4.750%,  6/15/2028
h
$ 143,887
General Mills, Inc.
91,000 4.950%,  3/29/2033 92,684
HCA, Inc.
396,000 3.500%,  9/1/2030 356,436
HLF Financing SARL, LLC/
Herbalife International, Inc.
262,000 4.875%,  6/1/2029
h
200,566
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
359,135
Jazz Securities DAC
94,000 4.375%,  1/15/2029
h
86,392
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
342,000 4.375%,  2/2/2052
h
241,702
227,000 5.500%,  1/15/2030
h
216,728
392,000 3.000%,  5/15/2032
h
307,705
Kenvue, Inc.
454,000 5.350%,  3/22/2026
h
466,091
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 339,825
Kraft Heinz Foods Company
325,000 3.875%,  5/15/2027 317,295
70,000 5.200%,  7/15/2045 67,862
300,000 4.375%,  6/1/2046 262,531
Lamb Weston Holdings, Inc.
100,000 4.125%,  1/31/2030
h
91,583
Mattel, Inc.
175,000 3.375%,  4/1/2026
h
165,532
286,000 5.450%,  11/1/2041 254,250
Medtronic, Inc.
343,000 4.375%,  3/15/2035 341,972
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
h
112,869
113,000 5.250%,  10/1/2029
h
97,741
Nestle Holdings, Inc.
511,000 5.250%,  3/13/2026
h
525,469
Newell Brands, Inc.
362,000 4.700%,  4/1/2026 345,710
Organon & Company/Organon
Foreign Debt Co-Issuer BV
161,000 4.125%,  4/30/2028
h
148,121
Owens & Minor, Inc.
116,000 6.625%,  4/1/2030
h
100,920
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 213,785
Performance Food Group, Inc.
102,000 4.250%,  8/1/2029
h
92,856
Perrigo Finance Unlimited
Company
262,000 4.375%,  3/15/2026 251,883
Philip Morris International, Inc.
341,000 4.875%,  2/13/2026 342,758
228,000 5.125%,  11/17/2027 233,471
228,000 5.625%,  11/17/2029 238,145
341,000 5.375%,  2/15/2033 347,808
Post Holdings, Inc.
66,000 5.625%,  1/15/2028
h
64,488
63,000 5.500%,  12/15/2029
h
59,922
Principal
Amount Long-Term Fixed Income (21.4%) Value
Consumer Non-Cyclical (0.7%) - continued
$ 135,000 4.500%,  9/15/2031
h
$ 118,135
Primo Water Holdings, Inc.
140,000 4.375%,  4/30/2029
h
123,470
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 460,863
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
204,223
Scotts Miracle-Gro Company
104,000 4.500%,  10/15/2029 90,032
SEG Holding, LLC
185,000 5.625%,  10/15/2028
h
175,288
Simmons Foods, Inc.
217,000 4.625%,  3/1/2029
h
179,296
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
h
113,125
100,000 5.500%,  7/15/2030
h
92,117
Syneos Health, Inc.
150,000 3.625%,  1/15/2029
h
125,355
Sysco Corporation
325,000 6.600%,  4/1/2040 357,371
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 244,791
Teleflex, Inc.
320,000 4.625%,  11/15/2027 308,000
Tenet Healthcare Corporation
58,000 4.625%,  7/15/2024 57,501
465,000 5.125%,  11/1/2027 451,178
105,000 6.125%,  10/1/2028 101,872
Teva Pharmaceutical Finance
Netherlands III BV
340,000 3.150%,  10/1/2026 307,218
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028
f
162,846
United Natural Foods, Inc.
81,000 6.750%,  10/15/2028
h
76,885
Zoetis, Inc.
509,000 4.700%,  2/1/2043 478,134
Total 23,851,351
Energy (0.5%)
Antero Resources Corporation
101,000 5.375%,  3/1/2030
h
94,627
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
h
163,190
BP Capital Markets America, Inc.
736,000 2.939%,  6/4/2051 516,677
150,000 3.543%,  4/6/2027 146,459
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 159,250
Callon Petroleum Company
133,000 8.250%,  7/15/2025 132,335
74,000 7.500%,  6/15/2030
h
70,286
Canadian Natural Resources, Ltd.
215,000 2.050%,  7/15/2025 202,315
325,000 2.950%,  7/15/2030 285,656
Cheniere Energy Partners, LP
941,000 4.500%,  10/1/2029 885,327
88,000 3.250%,  1/31/2032 73,311

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Energy (0.5%) - continued
Cheniere Energy, Inc.
$ 128,000 4.625%,  10/15/2028 $ 122,010
Chesapeake Energy Corporation
240,000 6.750%,  4/15/2029
h
237,582
Chord Energy Corporation
130,000 6.375%,  6/1/2026
h
129,328
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
111,006
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
h
98,724
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
h
356,757
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
h
120,060
CrownRock, LP/CrownRock
Finance, Inc.
161,000 5.625%,  10/15/2025
h
158,938
Devon Energy Corporation
641,000 4.500%,  1/15/2030 614,278
DT Midstream, Inc.
155,000 4.125%,  6/15/2029
h
137,369
70,000 4.375%,  6/15/2031
h
60,866
Enbridge, Inc.
321,000 2.500%,  2/14/2025 307,165
Endeavor Energy Resources, LP/
EER Finance, Inc.
156,000 5.750%,  1/30/2028
h
155,220
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
h
93,662
Energy Transfer, LP
250,000 4.000%,  10/1/2027 240,242
215,000 4.900%,  3/15/2035 202,440
175,000 5.150%,  2/1/2043 153,234
445,000 6.000%,  6/15/2048 424,967
EnLink Midstream Partners, LP
175,000 4.850%,  7/15/2026 170,400
EnLink Midstream, LLC
69,000 6.500%,  9/1/2030
h
69,702
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 215,991
EQM Midstream Partners, LP
118,000 4.750%,  1/15/2031
h
96,709
EQT Corporation
342,000 6.125%,  2/1/2025 342,913
342,000 3.900%,  10/1/2027 323,549
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 360,528
Ferrellgas, LP/Ferrellgas Finance
Corporation
115,000 5.375%,  4/1/2026
h
107,219
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 93,125
Halliburton Company
400,000 4.850%,  11/15/2035 390,819
228,000 5.000%,  11/15/2045 209,223
Harvest Midstream, LP
268,000 7.500%,  9/1/2028
h
262,225
Principal
Amount Long-Term Fixed Income (21.4%) Value
Energy (0.5%) - continued
Hess Midstream Operations, LP
$ 170,000 5.625%,  2/15/2026
h
$ 167,336
81,000 5.500%,  10/15/2030
h
75,388
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
h
238,236
70,000 6.250%,  4/15/2032
h
65,442
Holly Energy Partners, LP/Holly
Energy Finance Corporation
99,000 6.375%,  4/15/2027
h
97,511
Howard Midstream Energy
Partners, LLC
172,000 6.750%,  1/15/2027
h
160,518
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
h
112,086
Laredo Petroleum, Inc.
230,000 7.750%,  7/31/2029
h
203,044
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 217,125
MEG Energy Corporation
148,000 7.125%,  2/1/2027
h
151,692
MPLX, LP
290,000 4.875%,  6/1/2025 288,977
455,000 4.950%,  9/1/2032 446,632
84,000 5.000%,  3/1/2033 82,536
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 108,179
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
h
164,951
National Fuel Gas Company
575,000 5.500%,  1/15/2026 577,966
New Fortress Energy, Inc.
70,000 6.750%,  9/15/2025
h
66,664
Noble Finance II, LLC
115,000 8.000%,  4/15/2030
h
117,762
Northriver Midstream Finance, LP
56,000 5.625%,  2/15/2026
h
52,581
NuStar Logistics, LP
140,000 5.750%,  10/1/2025 137,303
Occidental Petroleum Corporation
95,000 8.500%,  7/15/2027 104,607
130,000 6.450%,  9/15/2036 137,963
Ovintiv Exploration, Inc.
397,000 5.375%,  1/1/2026 398,345
Phillips 66
254,000 4.950%,  12/1/2027 256,364
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
h
105,513
Range Resources Corporation
138,000 4.750%,  2/15/2030
f,h
126,960
SM Energy Company
108,000 6.625%,  1/15/2027 104,220
105,000 6.500%,  7/15/2028 99,488
Southwestern Energy Company
92,000 5.375%,  2/1/2029 86,736
90,000 5.375%,  3/15/2030 83,758
80,000 4.750%,  2/1/2032 70,540
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
72,000 5.875%,  3/1/2027 70,186

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Energy (0.5%) - continued
$ 85,000 5.000%,  6/1/2031
h
$ 74,430
Suncor Energy, Inc.
411,000 7.150%,  2/1/2032 455,726
Sunoco, LP/Sunoco Finance
Corporation
200,000 5.875%,  3/15/2028 195,500
Talen Energy Supply, LLC
79,000 8.625%,  6/1/2030
e,h
79,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
191,000 5.500%,  1/15/2028
h
176,707
Targa Resources Corporation
400,000 4.200%,  2/1/2033 363,407
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
127,870
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
143,287
29,000 8.750%,  2/15/2030
h
29,261
USA Compression Partners, LP/
USA Compression Finance
Corporation
156,000 6.875%,  4/1/2026 154,315
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
h
132,035
146,000 6.250%,  1/15/2030
h
148,045
85,000 4.125%,  8/15/2031
h
75,297
Weatherford International, Ltd.
155,000 8.625%,  4/30/2030
h
157,886
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 192,612
114,000 6.150%,  4/1/2033 115,916
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 214,804
420,000 7.500%,  1/15/2031 470,497
Total 17,578,888
Financials (1.8%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
425,000 3.500%,  1/15/2025 407,166
425,000 3.875%,  1/23/2028 394,605
265,000 3.400%,  10/29/2033 212,934
Air Lease Corporation
650,000 3.000%,  2/1/2030 557,250
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
367,657
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
77,000 6.750%,  10/15/2027
h
71,879
Ally Financial, Inc.
400,000 5.750%,  11/20/2025
f
388,675
400,000 8.000%,  11/1/2031 421,927
30,000 6.700%,  2/14/2033 27,070
American Express Company
475,000 2.250%,  3/4/2025 452,300
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 513,965
American International Group, Inc.
255,000 3.900%,  4/1/2026 249,039
Principal
Amount Long-Term Fixed Income (21.4%) Value
Financials (1.8%) - continued
$ 227,000 5.125%,  3/27/2033 $ 228,068
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
127,038
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,h
223,172
Aon Corporation/Aon Global
Holdings plc
114,000 5.350%,  2/28/2033 117,924
Ares Capital Corporation
170,000 3.250%,  7/15/2025 157,526
575,000 3.875%,  1/15/2026 535,958
300,000 2.150%,  7/15/2026 261,964
Associated Banc-Corp
325,000 4.250%,  1/15/2025 311,207
Australia & New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
277,480
Avolon Holdings Funding, Ltd.
199,000 5.250%,  5/15/2024
h
196,218
130,000 4.250%,  4/15/2026
h
121,729
Banco Santander Mexico SA
225,000 5.375%,  4/17/2025
h
224,644
Banco Santander SA
400,000 4.175%,  3/24/2028
b
380,297
Bank of America Corporation
408,000 5.080%,  1/20/2027
b
407,222
325,000 1.734%,  7/22/2027
b
291,167
425,000 3.824%,  1/20/2028
b
405,719
199,000 5.202%,  4/25/2029
b
200,323
300,000 2.087%,  6/14/2029
b
259,246
150,000 3.974%,  2/7/2030
b
140,345
350,000 2.496%,  2/13/2031
b
295,472
600,000 1.922%,  10/24/2031
b
478,535
343,000 2.972%,  2/4/2033
b
289,556
685,000 4.571%,  4/27/2033
b
653,362
455,000 3.846%,  3/8/2037
b
393,640
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 111,837
Barclays plc
550,000 4.972%,  5/16/2029
b
531,698
340,000 5.746%,  8/9/2033
b
334,555
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 326,760
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 318,155
BNP Paribas SA
572,000 3.132%,  1/20/2033
b,h
480,549
BPCE SA
588,000 3.500%,  10/23/2027
h
544,112
Camden Property Trust
400,000 3.150%,  7/1/2029 360,834
Canadian Imperial Bank of
Commerce
341,000 5.001%,  4/28/2028 342,514
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 405,754
350,000 2.636%,  3/3/2026
b
327,782
Centene Corporation
65,000 4.250%,  12/15/2027 62,115
13,000 4.625%,  12/15/2029 12,253

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Financials (1.8%) - continued
$ 260,000 3.000%,  10/15/2030 $ 221,582
600,000 2.625%,  8/1/2031 491,316
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 543,828
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 207,856
Citigroup, Inc.
408,000 0.981%,  5/1/2025
b
388,518
455,000 4.400%,  6/10/2025 447,258
299,000 1.281%,  11/3/2025
b
280,669
304,000 3.200%,  10/21/2026 288,670
468,000 3.668%,  7/24/2028
b
443,007
228,000 4.125%,  7/25/2028 217,473
99,000 3.520%,  10/27/2028
b
92,933
484,000 4.910%,  5/24/2033
b
472,834
Coinbase Global, Inc.
47,000 3.625%,  10/1/2031
h
26,265
Commerzbank AG
390,000 8.125%,  9/19/2023
h
385,828
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
b,h
460,802
Corebridge Financial, Inc.
227,000 4.400%,  4/5/2052
h
177,673
171,000 4.350%,  4/5/2042
h
141,247
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
h
233,395
Credit Agricole SA
400,000 6.875%,  9/23/2024
b,h,l
384,120
Credit Suisse Group AG
220,000 2.593%,  9/11/2025
b,h
204,611
350,000 7.250%,  9/12/2025
b,h,l,m
14,000
600,000 2.193%,  6/5/2026
b,h
538,510
282,000 3.091%,  5/14/2032
b,h
225,829
Danske Bank AS
350,000 0.976%,  9/10/2025
b,h
326,417
Deutsche Bank AG
525,000 3.729%,  1/14/2032
b
394,955
Discover Bank
480,000 4.682%,  8/9/2028
b
447,956
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
h
209,270
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 332,460
306,000 4.625%,  5/15/2042 284,679
EPR Properties
210,000 4.950%,  4/15/2028 187,388
306,000 3.600%,  11/15/2031 238,021
ERP Operating, LP
75,000 3.375%,  6/1/2025 72,564
First Horizon Bank
150,000 5.750%,  5/1/2030 141,777
First Horizon National Corporation
510,000 4.000%,  5/26/2025 476,783
First-Citizens Bank & Trust
Company
480,000 6.125%,  3/9/2028 478,033
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
h
232,635
Principal
Amount Long-Term Fixed Income (21.4%) Value
Financials (1.8%) - continued
Fortress Transportation and
Infrastructure Investors, LLC
$ 102,000 6.500%,  10/1/2025
h
$ 100,728
58,000 9.750%,  8/1/2027
h
60,403
49,000 5.500%,  5/1/2028
h
44,913
FS KKR Capital Corporation
296,000 4.250%,  2/14/2025
h
279,504
325,000 3.400%,  1/15/2026 296,381
Genworth Mortgage Holdings, Inc.
88,000 6.500%,  8/15/2025
h
87,146
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
335,000 3.750%,  12/15/2027
h
256,392
goeasy, Ltd.
47,000 5.375%,  12/1/2024
h
44,624
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
b
286,557
145,000 1.992%,  1/27/2032
b
116,096
1,029,000 3.102%,  2/24/2033
b
885,421
195,000 4.750%,  10/21/2045 180,851
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 84,471
HSBC Holdings plc
510,000 1.162%,  11/22/2024
b
496,228
725,000 3.803%,  3/11/2025
b
709,962
450,000 2.999%,  3/10/2026
b
428,386
275,000 3.900%,  5/25/2026 265,787
350,000 5.402%,  8/11/2033
b
346,907
HUB International, Ltd.
210,000 5.625%,  12/1/2029
h
186,900
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
139,000 4.750%,  9/15/2024 137,128
220,000 6.375%,  12/15/2025 218,130
43,000 5.250%,  5/15/2027 40,522
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 198,742
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 220,407
J.P. Morgan Chase & Company
300,000 0.824%,  6/1/2025
b
285,026
362,000 1.561%,  12/10/2025
b
339,885
375,000 1.040%,  2/4/2027
b
336,464
456,000 1.578%,  4/22/2027
b
413,157
460,000 2.947%,  2/24/2028
b
427,966
575,000 4.203%,  7/23/2029
b
553,834
425,000 2.522%,  4/22/2031
b
363,526
450,000 1.953%,  2/4/2032
b
362,726
457,000 4.586%,  4/26/2033
b
444,669
342,000 4.912%,  7/25/2033
b
340,107
470,000 3.882%,  7/24/2038
b
412,059
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
h
39,520
KeyBank NA/Cleveland, OH
203,000 5.000%,  1/26/2033 188,715
KeyCorp
168,000 3.878%,  5/23/2025
b
162,338
Kimco Realty Corporation
424,000 3.300%,  2/1/2025 408,289

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Financials (1.8%) - continued
Lloyds Banking Group plc
$ 340,000 5.871%,  3/6/2029
b
$ 347,107
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
h
184,126
Macquarie Airfinance Holdings,
Ltd.
57,000 8.375%,  5/1/2028
h
57,038
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
b,h
322,779
Manufacturers & Traders Trust
Company
341,000 4.700%,  1/27/2028 323,468
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 87,475
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
*
335,201
Mitsubishi UFJ Financial Group,
Inc.
400,000 0.962%,  10/11/2025
b
373,627
339,000 5.422%,  2/22/2029
b
344,290
350,000 2.048%,  7/17/2030 287,634
Molina Healthcare, Inc.
122,000 4.375%,  6/15/2028
h
114,340
Morgan Stanley
350,000 2.630%,  2/18/2026
b
333,129
275,000 2.188%,  4/28/2026
b
258,888
450,000 4.350%,  9/8/2026 440,148
469,000 5.050%,  1/28/2027
b
470,243
468,000 3.591%,  7/22/2028
b
443,548
227,000 5.164%,  4/20/2029
b
228,636
440,000 3.622%,  4/1/2031
b
402,453
227,000 5.250%,  4/21/2034
b
229,530
400,000 5.297%,  4/20/2037
b
381,056
445,000 2.802%,  1/25/2052
b
296,724
MPT Operating Partnership, LP/
MPT Finance Corporation
138,000 4.625%,  8/1/2029 104,469
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 226,030
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
h
109,910
NatWest Group plc
225,000 4.445%,  5/8/2030
b
213,581
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
204,000 4.500%,  9/30/2028
h
151,282
New York Life Global Funding
337,000 4.550%,  1/28/2033
h
334,982
Office Properties Income Trust
47,000 4.250%,  5/15/2024 44,375
51,000 2.650%,  6/15/2026 35,700
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 362,766
375,000 3.375%,  2/1/2031 297,970
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 185,873
187,000 3.875%,  9/15/2028 150,071
Principal
Amount Long-Term Fixed Income (21.4%) Value
Financials (1.8%) - continued
Owl Rock Capital Corporation
$ 150,000 4.250%,  1/15/2026 $ 139,790
Owl Rock Core Income
Corporation
286,000 4.700%,  2/8/2027 261,314
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
136,544
Park Intermediate Holdings, LLC
186,000 4.875%,  5/15/2029
h
160,890
Pine Street Trust I
342,000 4.572%,  2/15/2029
h
322,595
PNC Financial Services Group,
Inc.
456,000 4.626%,  6/6/2033
b
422,015
PRA Group, Inc.
86,000 7.375%,  9/1/2025
h
85,453
58,000 8.375%,  2/1/2028
h
57,859
Principal Life Global Funding II
500,000 1.250%,  8/16/2026
h
445,852
Prologis, LP
227,000 2.875%,  11/15/2029 204,253
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
b
392,653
Radian Group, Inc.
140,000 4.875%,  3/15/2027 133,139
Realty Income Corporation
120,000 4.125%,  10/15/2026 117,278
396,000 5.625%,  10/13/2032 410,121
385,000 2.850%,  12/15/2032 321,247
Regency Centers, LP
350,000 4.125%,  3/15/2028 334,535
RLJ Lodging Trust, LP
59,000 3.750%,  7/1/2026
h
54,523
124,000 4.000%,  9/15/2029
h
104,160
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
h
181,787
Royal Bank of Canada
284,000 5.000%,  5/2/2033 284,095
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
b
113,584
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
b
525,205
Service Properties Trust
66,000 4.650%,  3/15/2024 64,656
38,000 4.350%,  10/1/2024 36,271
121,000 7.500%,  9/15/2025 118,505
130,000 5.500%,  12/15/2027 113,663
Simon Property Group, LP
400,000 3.800%,  7/15/2050 300,351
SLM Corporation
60,000 4.200%,  10/29/2025 55,425
Societe Generale SA
234,000 4.750%,  11/24/2025
h
220,793
Spirit Realty, LP
525,000 2.100%,  3/15/2028 443,397
Standard Chartered plc
399,000 1.822%,  11/23/2025
b,h
373,394

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Financials (1.8%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 228,000 3.010%,  10/19/2026 $ 213,547
338,000 5.710%,  1/13/2030 349,916
200,000 1.710%,  1/12/2031 157,774
Synchrony Financial
29,000 7.250%,  2/2/2033 26,680
Synovus Bank
250,000 5.625%,  2/15/2028 235,103
Toronto-Dominion Bank
341,000 5.156%,  1/10/2028 344,908
Truist Financial Corporation
162,000 5.125%,  12/15/2027
b,l
133,115
270,000 5.122%,  1/26/2034
b,f
261,793
U.S. Bancorp
228,000 5.727%,  10/21/2026
b
229,589
UDR, Inc.
425,000 2.100%,  8/1/2032 333,633
United Wholesale Mortgage, LLC
37,000 5.500%,  11/15/2025
h
35,250
92,000 5.500%,  4/15/2029
h
79,350
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 257,488
342,000 4.750%,  5/15/2052 332,428
114,000 4.950%,  5/15/2062 112,106
685,000 4.625%,  7/15/2035 691,385
USI, Inc./NY
47,000 6.875%,  5/1/2025
h
46,524
Wells Fargo & Company
400,000 3.000%,  4/22/2026 380,910
304,000 3.000%,  10/23/2026 286,090
342,000 3.526%,  3/24/2028
b
323,169
481,000 2.393%,  6/2/2028
b
433,658
187,000 5.389%,  4/24/2034
b
190,229
550,000 4.900%,  11/17/2045 494,968
Welltower OP, LLC
450,000 2.050%,  1/15/2029 379,427
Willis North America, Inc.
456,000 4.650%,  6/15/2027 448,872
XHR, LP
59,000 6.375%,  8/15/2025
h
58,178
64,000 4.875%,  6/1/2029
h
55,546
Total 59,268,658
Foreign Government (<0.1%)
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
h
320,933
Total 320,933
Mortgage-Backed Securities (4.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,323,213 2.500%,  5/1/2051 6,347,421
3,073,358 3.500%,  5/1/2052 2,858,084
3,439,604 4.000%,  5/1/2052 3,314,699
7,944,485 3.500%,  6/1/2052 7,386,903
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,543,192 2.500%,  7/1/2030 2,407,420
Principal
Amount Long-Term Fixed Income (21.4%) Value
Mortgage-Backed Securities (4.8%) - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 700,000 2.000%,  6/1/2037
e
$ 632,406
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,613,029 3.000%,  12/1/2036 2,451,750
2,286,511 3.000%,  8/1/2038 2,135,689
3,178,129 3.500%,  5/1/2040 3,032,311
1,982,977 2.500%,  4/1/2042 1,757,338
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,947,718 3.000%,  1/1/2052 7,149,378
1,291,628 2.000%,  2/1/2051 1,079,830
806,637 2.000%,  2/1/2051 673,431
3,667,480 2.500%,  2/1/2051 3,178,799
2,176,702 2.500%,  2/1/2051 1,898,493
14,254,663 2.000%,  3/1/2051 11,894,087
8,140,235 3.000%,  3/1/2052 7,344,029
9,407,139 2.000%,  4/1/2051 7,847,845
6,107,316 2.500%,  4/1/2051 5,294,209
4,725,067 3.000%,  4/1/2051 4,258,580
4,968,500 3.000%,  5/1/2050 4,510,620
1,531,854 2.000%,  5/1/2051 1,277,797
3,810,892 3.000%,  5/1/2051 3,468,918
2,675,401 3.000%,  6/1/2050 2,454,055
5,721,015 2.500%,  7/1/2051 4,958,945
2,167,854 3.500%,  7/1/2051 2,035,209
4,038,208 3.500%,  8/1/2050 3,807,763
3,189,991 3.500%,  9/1/2052 2,979,289
5,815,988 4.000%,  10/1/2052 5,582,285
1,539,696 2.000%,  11/1/2051 1,283,184
6,241,341 2.000%,  12/1/2050 5,210,717
9,623,247 2.500%,  12/1/2051 8,372,802
4,292,242 4.500%,  12/1/2052 4,233,736
1,800,000 5.500%,  5/1/2041
e
1,814,766
1,250,000 4.000%,  5/1/2049
e
1,194,824
6,000,000 4.500%,  5/1/2049
e
5,865,234
8,350,000 5.000%,  5/1/2049
e
8,302,053
650,000 4.500%,  6/1/2049
e
635,705
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,048,153 3.500%,  7/1/2061 1,890,564
3,034,140 4.000%,  12/1/2061 2,900,429
Total 155,721,597
Technology (0.4%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 212,235
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 508,465
Apple, Inc.
400,000 2.650%,  2/8/2051 281,131
795,000 3.750%,  9/12/2047 695,770
AthenaHealth Group, Inc.
164,000 6.500%,  2/15/2030
h
134,700
Black Knight InfoServ, LLC
175,000 3.625%,  9/1/2028
h
157,500
Broadcom, Inc.
75,000 3.469%,  4/15/2034
h
61,962

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Technology (0.4%) - continued
$ 457,000 3.137%,  11/15/2035
h
$ 353,791
380,000 3.187%,  11/15/2036
h
289,181
275,000 4.926%,  5/15/2037
h
251,018
Cloud Software Group, Inc.
131,000 6.500%,  3/31/2029
h
117,981
46,000 9.000%,  9/30/2029
h
39,528
CommScope Technologies, LLC
267,000 6.000%,  6/15/2025
f,h
250,970
CommScope, Inc.
125,000 7.125%,  7/1/2028
h
89,687
Dell International, LLC/EMC
Corporation
656,000 6.020%,  6/15/2026 675,125
Fiserv, Inc.
250,000 2.250%,  6/1/2027 227,564
370,000 2.650%,  6/1/2030 322,490
198,000 5.600%,  3/2/2033 206,467
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
177,055
230,000 3.750%,  10/1/2030
h
200,852
Global Payments, Inc.
342,000 5.300%,  8/15/2029 340,102
Intel Corporation
226,000 4.875%,  2/10/2026 228,962
226,000 4.875%,  2/10/2028 229,972
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
131,771
190,000 4.875%,  9/15/2029
h
173,293
140,000 5.250%,  7/15/2030
h
128,944
164,000 4.500%,  2/15/2031
h
142,596
KLA Corporation
343,000 3.300%,  3/1/2050 261,766
Mastercard, Inc.
275,000 3.950%,  2/26/2048 248,218
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024 282,351
Microsoft Corporation
360,000 3.041%,  3/17/2062 271,219
410,000 3.700%,  8/8/2046 371,699
MSCI, Inc.
210,000 4.000%,  11/15/2029
h
189,216
NCR Corporation
176,000 5.125%,  4/15/2029
h
152,240
175,000 6.125%,  9/1/2029
f,h
171,526
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 117,192
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 147,808
305,000 3.250%,  5/11/2041 222,044
Open Text Corporation
134,000 3.875%,  12/1/2029
h
112,619
175,000 4.125%,  2/15/2030
h
149,429
Oracle Corporation
228,000 6.900%,  11/9/2052 255,435
568,000 6.150%,  11/9/2029 602,685
420,000 3.850%,  7/15/2036 358,929
663,000 4.000%,  7/15/2046 508,908
PTC, Inc.
100,000 3.625%,  2/15/2025
h
96,438
60,000 4.000%,  2/15/2028
h
55,790
Principal
Amount Long-Term Fixed Income (21.4%) Value
Technology (0.4%) - continued
Rackspace Technology Global,
Inc.
$ 140,000 5.375%,  12/1/2028
h
$ 33,222
Roper Technologies, Inc.
335,000 1.750%,  2/15/2031 267,733
Seagate HDD Cayman
230,475 9.625%,  12/1/2032
h
252,734
Sensata Technologies, Inc.
134,000 3.750%,  2/15/2031
h
116,411
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
h
47,017
SS&C Technologies, Inc.
377,000 5.500%,  9/30/2027
h
364,904
Texas Instruments, Inc.
315,000 4.150%,  5/15/2048 290,853
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
h
98,530
Visa, Inc.
457,000 2.000%,  8/15/2050 289,091
470,000 2.700%,  4/15/2040 374,303
VMware, Inc.
350,000 4.650%,  5/15/2027 347,138
335,000 2.200%,  8/15/2031 265,586
Total 13,952,146
Transportation (0.2%)
Allegiant Travel Company
106,000 7.250%,  8/15/2027
h
104,688
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
f,h
37,677
American Airlines, Inc.
305,000 11.750%,  7/15/2025
h
335,518
84,000 7.250%,  2/15/2028
h
81,701
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
325,000 5.500%,  4/20/2026
h
319,148
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
145,000 5.375%,  3/1/2029
f,h
131,532
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 217,058
235,000 5.750%,  5/1/2040 253,630
260,000 4.450%,  3/15/2043 242,933
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 212,213
CSX Corporation
270,000 3.800%,  4/15/2050 219,166
Delta Air Lines, Inc.
69,000 7.000%,  5/1/2025
h
71,181
29,000 7.375%,  1/15/2026 30,565
479,000 4.750%,  10/20/2028
h
465,159
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
h
228,385
Hawaiian Brand Intellectual
Property, Ltd.
112,000 5.750%,  1/20/2026
h
104,341
Hertz Corporation
145,000 4.625%,  12/1/2026
h
130,596
174,000 5.000%,  12/1/2029
h
142,353

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Transportation (0.2%) - continued
Mileage Plus Holdings, LLC
$ 485,350 6.500%,  6/20/2027
h
$ 484,574
Norfolk Southern Corporation
795,000 4.450%,  3/1/2033 784,406
Rand Parent, LLC
121,000 8.500%,  2/15/2030
f,h
109,622
Ryder System, Inc.
228,000 2.850%,  3/1/2027 211,071
Southwest Airlines Company
353,000 2.625%,  2/10/2030 303,151
Union Pacific Corporation
455,000 2.973%,  9/16/2062 301,577
United Airlines, Inc.
129,000 4.375%,  4/15/2026
h
123,197
108,000 4.625%,  4/15/2029
h
97,743
VistaJet Malta Finance plc/XO
Management Holding, Inc.
143,000 6.375%,  2/1/2030
h
123,714
XPO Escrow Sub, LLC
141,000 7.500%,  11/15/2027
h
144,523
Total 6,011,422
U.S. Government & Agencies (7.7%)
U.S. Treasury Bonds
6,200,000 1.625%,  11/15/2050 3,984,711
132,000 4.000%,  11/15/2052 140,147
2,055,000 2.250%,  11/15/2027 1,943,500
9,775,000 3.875%,  12/31/2027 9,915,898
21,400,000 2.875%,  5/15/2028 20,749,641
5,090,000 5.250%,  11/15/2028 5,525,036
10,000,000 1.625%,  8/15/2029 8,969,531
12,370,000 1.500%,  2/15/2030 10,915,559
750,000 0.875%,  11/15/2030 626,016
9,780,000 1.375%,  11/15/2031 8,315,292
10,800,000 4.125%,  11/15/2032 11,399,063
1,175,000 4.375%,  5/15/2040 1,288,369
10,800,000 1.375%,  11/15/2040 7,475,203
560,000 3.000%,  5/15/2042 499,669
744,000 4.000%,  11/15/2042 766,320
15,871,000 2.500%,  5/15/2046 12,636,664
13,950,000 2.875%,  5/15/2049 11,952,861
U.S. Treasury Notes
4,150,000 2.500%,  1/31/2024 4,076,402
18,590,000 3.000%,  6/30/2024 18,242,164
5,990,000 2.125%,  7/31/2024 5,811,938
10,000,000 1.250%,  8/31/2024 9,579,688
5,740,000 2.250%,  11/15/2024 5,561,073
6,340,000 2.125%,  11/30/2024 6,130,235
700,000 1.375%,  1/31/2025 667,051
16,300,000 3.875%,  3/31/2025 16,233,781
4,625,000 0.250%,  8/31/2025 4,250,122
9,100,000 2.625%,  1/31/2026 8,822,379
9,100,000 0.500%,  2/28/2026 8,307,305
23,740,000 2.500%,  2/28/2026 22,928,574
7,450,000 0.500%,  4/30/2027 6,599,943
1,700,000 0.750%,  1/31/2028 1,494,539
10,200,000 3.500%,  1/31/2028 10,188,445
5,400,000 3.625%,  3/31/2028 5,429,109
Total 251,426,228
Principal
Amount Long-Term Fixed Income (21.4%) Value
Utilities (0.4%)
AES Corporation
$ 456,000 3.950%,  7/15/2030
h
$ 416,739
Ameren Illinois Company
257,000 4.500%,  3/15/2049 239,149
American Electric Power
Company, Inc.
198,000 5.625%,  3/1/2033 207,420
Appalachian Power Company
155,000 3.300%,  6/1/2027 147,874
Berkshire Hathaway Energy
Company
457,000 4.600%,  5/1/2053 425,799
265,000 4.500%,  2/1/2045 242,909
Calpine Corporation
131,000 4.500%,  2/15/2028
h
122,001
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 329,040
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 102,603
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 235,385
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 102,479
425,000 4.125%,  5/15/2049 358,136
Consumers Energy Company
475,000 4.350%,  4/15/2049 433,572
DTE Electric Company
215,000 3.700%,  3/15/2045 176,890
245,000 3.700%,  6/1/2046 197,754
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 352,368
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 201,760
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 250,996
Edison International
325,000 5.750%,  6/15/2027 333,560
Exelon Corporation
265,000 4.700%,  4/15/2050 241,294
459,000 4.450%,  4/15/2046 400,178
FirstEnergy Corporation
285,000 5.350%,  7/15/2047 262,992
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 146,501
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
233,282
National Rural Utilities Cooperative
Finance Corporation
275,000 3.700%,  3/15/2029 264,938
NextEra Energy Capital Holdings,
Inc.
285,000 6.051%,  3/1/2025 289,739
NextEra Energy Operating
Partners, LP
225,000 3.875%,  10/15/2026
h
210,656
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 452,955

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.4%) Value
Utilities (0.4%) - continued
NRG Energy, Inc.
$ 109,000 3.375%,  2/15/2029
h
$ 92,301
342,000 4.450%,  6/15/2029
h
313,669
65,000 5.250%,  6/15/2029
h
59,957
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 240,834
195,000 4.550%,  7/1/2030 181,217
PG&E Corporation
151,000 5.000%,  7/1/2028 142,086
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 201,766
Public Service Company of
Colorado
342,000 4.500%,  6/1/2052 318,259
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 470,246
Southern California Edison
Company
320,000 4.000%,  4/1/2047 264,475
Southern Company
456,000 5.113%,  8/1/2027 459,633
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 161,688
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 151,423
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
225,013
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 338,782
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
h
317,791
193,000 5.000%,  7/31/2027
h
183,410
Xcel Energy, Inc.
256,000 4.600%,  6/1/2032 251,483
Total 11,753,002
Total Long-Term Fixed Income
(cost $751,379,383) 700,208,830
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
6,122,044 Thrivent Cash Management Trust 6,122,044
Total Collateral Held for
Securities Loaned
(cost $6,122,044) 6,122,044
Shares or
Principal
Amount Short-Term Investments ( 12.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.725%, 5/10/2023
n,o
$ 99,884
1,100,000 4.690%, 5/11/2023
n,o
1,098,612
1,800,000 4.690%, 5/12/2023
n,o
1,797,502
7,700,000 4.650%, 5/15/2023
n,o
7,686,402
400,000 4.660%, 5/19/2023
n,o
399,092
700,000 4.720%, 5/25/2023
n,o
697,882
100,000 4.670%, 6/5/2023
n,o
99,540
100,000 4.650%, 6/6/2023
n,o
99,527
500,000 4.750%, 6/12/2023
n,o
497,239
2,500,000 4.711%, 6/14/2023
n,o
2,485,541
5,900,000 4.721%, 6/21/2023
n,o
5,860,468
400,000 4.800%, 7/12/2023
n,o
396,161
2,500,000 4.870%, 8/18/2023
n,o
2,463,909
Thrivent Core Short-Term Reserve
Fund
37,175,736 5.260% 371,757,360
U.S. Treasury Bills
1,200,000 4.685%, 5/18/2023
n
1,197,536
300,000 4.772%, 6/8/2023
n
298,490
Total Short-Term Investments
(cost $396,795,908) 396,935,145
Total Investments (cost
$3,003,894,545) 100.6% $3,298,457,366
Other Assets and Liabilities, Net
(0.6%) (18,786,472)
Total Net Assets 100.0% $3,279,670,894
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $118,124,416 or 3.6% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of April 28, 2023 was $335,201 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 28, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 520,889
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,970,651
Common Stock 1,961,984
Total lending $5,932,635
Gross amount payable upon return of
collateral for securities loaned $6,122,044
Net amounts due to counterparty $189,409
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 457,458,185
Gross unrealized depreciation (132,904,813)
Net unrealized appreciation (depreciation) $ 324,553,372
Cost for federal income tax purposes $ 3,004,609,783

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,685,888 – 1,537,802 148,086
Capital Goods 3,951,136 – 3,676,883 274,253
Communications Services 6,021,215 – 5,883,110 138,105
Consumer Cyclical 8,250,942 – 8,250,942 –
Consumer Non-Cyclical 5,394,454 – 5,394,454 –
Energy 1,039,727 – 1,039,727 –
Financials 3,265,997 – 3,265,997 –
Technology 8,995,078 – 8,995,078 –
Transportation 2,857,795 – 2,857,795 –
Utilities 334,538 – 334,538 –
Registered Investment Companies
U.S. Affiliated 1,192,209,331 1,167,450,269 24,759,062 –
U.S. Unaffiliated 14,715,904 14,715,904 – –
Common Stock
Communications Services 41,587,359 41,581,025 6,334 –
Consumer Discretionary 78,784,353 78,784,353 – –
Consumer Staples 36,217,252 36,217,252 – –
Energy 38,265,192 38,265,192 – –
Financials 108,907,309 107,498,523 1,408,786 –
Health Care 108,571,507 108,571,507 – –
Industrials 92,086,186 90,922,319 1,163,867 –
Information Technology 129,094,198 126,635,273 2,458,925 –
Materials 25,764,439 25,421,787 342,652 –
Real Estate 31,433,948 31,433,948 – –
Utilities 21,854,436 21,854,436 – –
Long-Term Fixed Income
Asset-Backed Securities 34,880,956 – 34,531,831 349,125
Basic Materials 4,491,130 – 4,491,130 –
Capital Goods 13,222,302 – 13,222,302 –
Collateralized Mortgage Obligations 34,589,722 – 34,589,722 –
Commercial Mortgage-Backed Securities 30,652,711 – 30,652,711 –
Communications Services 20,771,369 – 20,771,369 –
Consumer Cyclical 21,716,415 – 21,716,415 –
Consumer Non-Cyclical 23,851,351 – 23,851,351 –
Energy 17,578,888 – 17,578,888 –
Financials 59,268,658 – 59,268,658 –
Foreign Government 320,933 – 320,933 –
Mortgage-Backed Securities 155,721,597 – 155,721,597 –
Technology 13,952,146 – 13,952,146 –
Transportation 6,011,422 – 6,011,422 –
U.S. Government & Agencies 251,426,228 – 251,426,228 –
Utilities 11,753,002 – 11,753,002 –
Short-Term Investments 25,177,785 – 25,177,785 –
Subtotal Investments in Securities $2,686,674,799 $1,889,351,788 $796,413,442 $909,569
Other Investments  * Total
Affiliated Short-Term Investments 371,757,360
U.S. Affiliated Registered Investment Cos. 233,903,163
Collateral Held for Securities Loaned 6,122,044
Subtotal Other Investments $611,782,567
Total Investments at Value $3,298,457,366
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 31,387,719 31,387,719 – –
Total Asset Derivatives $31,387,719 $31,387,719 $– $–
Liability Derivatives
Futures Contracts 681,930 681,930 – –
Total Liability Derivatives $681,930 $681,930 $– $–
The following table presents Moderate Allocation Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $23,681,759 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 167 June 2023 $ 18,657,444 $ 581,479
CBOT 2-Yr. U.S. Treasury Note 250 June 2023 51,045,577 495,437
CBOT 5-Yr. U.S. Treasury Note 360 June 2023 38,873,227 633,961
CBOT U.S. Long Bond 278 June 2023 34,918,023 1,682,414
CME E-mini S&P 500 Index 2,097 June 2023 416,553,296 22,610,929
CME Ultra Long Term U.S. Treasury Bond 219 June 2023 29,659,742 1,308,227
ICE mini MSCI EAFE Index 39 June 2023 3,980,459 211,261
Ultra 10-Yr. U.S. Treasury Note 84 June 2023 9,838,512 363,551
Total Futures Long Contracts $ 603,526,280 $ 27,887,259
CME E-mini Russell 2000 Index (1,097) June 2023 ( $ 100,302,346) $ 2,954,566
CME E-mini S&P Mid-Cap 400 Index (566) June 2023 (142,079,854) 545,894
CME Euro Foreign Exchange Currency (240) June 2023 (32,994,679) (150,821)
Eurex Euro STOXX 50 Index (693) June 2023 (33,080,926) (6,708)
ICE US mini MSCI Emerging Markets Index (447) June 2023 (21,576,598) (420,272)
Ultra 10-Yr. U.S. Treasury Note (24) June 2023 (2,810,746) (104,129)
Total Futures Short Contracts ( $ 332,845,149) $2,818,530
Total Futures Contracts $ 270,681,131 $30,705,789

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Moderate Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 26,322,650
Total Equity Contracts 26,322,650
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,065,069
Total Interest Rate Contracts 5,065,069
Total Asset Derivatives $31,387,719
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 150,821
Total Foreign Exchange Contracts 150,821
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 426,980
Total Equity Contracts 426,980
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 104,129
Total Interest Rate Contracts 104,129
Total Liability Derivatives $681,930
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 39,649
Futures Net realized gains/(losses) on Futures contracts (7,464,959)
Total Interest Rate Contracts (7,425,310)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (7,064,238)
Total Equity Contracts (7,064,238)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 580,151
Total Credit Contracts 580,151
Total ($13,909,397)

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

e
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (150,821)
Total Foreign Exchange Contracts (150,821)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 33,547,284
Total Equity Contracts 33,547,284
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 12,743,993
Total Interest Rate Contracts 12,743,993
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (364,628)
Total Credit Contracts (364,628)
Total $45,775,828
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $398,570,326
Futures - Short (257,445,661)
Interest Rate Contracts
Futures - Long 126,129,878
Futures - Short (19,646,909)
Options Written (2,695,797)
Foreign Exchange Contracts
Futures - Short (1,664,263)
Credit Contracts
Credit Default Swaps - Buy Protection (28,221)
Credit Default Swaps - Sell Protection 128,577

Moderate Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $52,770 $1,698 $– $58,337 7,676 1.8%
Core Emerging Markets Equity 15,143 624 – 17,781 2,114 0.5
Core International Equity 9,129 248 – 10,947 1,132 0.3
Core Low Volatility Equity 88,716 8,876 – 93,479 8,107 2.9
Core Mid Cap Value — 24,470 – 24,759 2,582 0.8
Core Small Cap Value 55,375 665 – 53,359 5,989 1.6
Global Stock, Class S 61,951 2,177 – 68,388 2,788 2.1
High Yield, Class S 38,588 1,144 – 40,710 9,978 1.2
Income, Class S 111,668 2,244 – 121,650 15,112 3.7
International Allocation, Class S 122,829 2,811 19,000 127,398 13,013 3.9
Large Cap Growth, Class S 228,266 16,301 – 255,425 17,689 7.8
Large Cap Value, Class S 275,378 16,910 – 283,034 10,941 8.6
Limited Maturity Bond, Class S 65,534 931 – 68,271 5,704 2.1
Mid Cap Stock, Class S 154,663 4,259 – 159,476 5,015 4.9
Small Cap Stock, Class S 42,529 3,693 – 43,098 1,596 1.3
Total U.S. Affiliated Registered Investment
Companies 1,322,539 1,426,112 43.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 313,197 425,179 366,619 371,757 37,176 11.3
Total Affiliated Short-Term Investments 313,197 371,757 11.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,624 196,658 214,160 6,122 6,122 0.2
Total Collateral Held for Securities Loaned 23,624 6,122 0.2
Total Value $1,659,360 $1,803,991
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $3,869 $– $1,698
Core Emerging Markets Equity – 2,014 – 624
Core International Equity – 1,570 – 248
Core Low Volatility Equity Fund – (4,113) 7,086 1,791
Core Mid Cap Value – 289 – –
Core Small Cap Value – (2,681) – 665
Global Stock, Class S – 4,260 1,353 823
High Yield, Class S – 978 – 1,143
Income, Class S – 7,738 – 2,240
International Allocation, Class S (3,278) 24,036 – 2,811
Large Cap Growth, Class S – 10,858 16,301 –
Large Cap Value, Class S – (9,254) 11,880 5,029
Limited Maturity Bond, Class S – 1,806 – 932
Mid Cap Stock, Class S – 554 3,691 569
Small Cap Stock, Class S – (3,124) 3,515 178
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% – – – 8,347
Total Income/Non Income Cash from Affiliated Investments $27,098
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 43
Total Affiliated Income from Securities Loaned, Net $43
Total ($3,278) $38,800 $43,826

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (<0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 158,189
6.775%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 157,423
Grinding Media, Inc., Term Loan
90,540
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
85,561
Hyperion Materials &
Technologies, Inc., Term Loan
80,194
9.489%,  (LIBOR 3M +
4.500%), 8/30/2028
b
79,058
INEOS US Petrochem, LLC, Term
Loan
235,800
7.847%,  (LIBOR 1M +
2.750%), 1/29/2026
b
234,444
Lummus Technology Holdings V,
LLC, Term Loan
82,756
8.525%,  (LIBOR 1M +
3.500%), 6/30/2027
b
81,710
Nouryon USA, LLC, Term Loan
281,717
7.895%,  (LIBOR 3M +
2.750%), 10/1/2025
b
280,043
Spectrum Group Buyer, Inc., Term
Loan
82,160
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
77,761
Total 996,000
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
125,811
7.097%,  (TSFR1M +
2.000%), 7/22/2029
b
125,221
Berry Global, Inc., Term Loan
156,689
6.650%,  (LIBOR 1M +
1.750%), 7/1/2026
b
156,261
Brookfield WEC Holdings, Inc.,
Term Loan
196,992
7.775%,  (LIBOR 1M +
2.750%), 8/1/2025
b
196,254
BW Holding, Inc., Term Loan
85,369
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
78,610
Charter Next Generation, Inc.,
Term Loan
150,062
8.847%,  (LIBOR 1M +
3.750%), 12/1/2027
b
147,928
Clydesdale Acquisition Holdings,
Inc., Term Loan
227,852
9.257%,  (TSFR1M +
4.175%), 4/13/2029
b
222,352
Cornerstone Building Brands, Inc.,
Term Loan
214,453
8.240%,  (LIBOR 1M +
3.250%), 4/12/2028
b
193,330
Foley Products Company, LLC,
Term Loan
80,402
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
79,498
Ingersoll-Rand Services Company,
Term Loan
132,318
6.832%,  (LIBOR 1M +
1.750%), 2/28/2027
b
131,635
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Quikrete Holdings, Inc., Term Loan
$ 58,697
7.650%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 58,277
202,950
8.025%,  (LIBOR 1M +
3.000%), 3/18/2029
b
201,889
Smyrna Ready Mix Concrete, LLC,
Term Loan
161,060
9.332%,  (TSFR1M +
4.250%), 4/1/2029
b,c
159,449
TK Elevator US Newco, Inc., Term
Loan
134,326
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
130,968
TransDigm, Inc., Term Loan
269,038
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
268,613
Vertiv Group Corporation, Term
Loan
134,313
7.598%,  (LIBOR 1M +
2.750%), 3/2/2027
b
132,780
Total 2,283,065
Communications Services (0.1%)
Altice France SA/France, Term
Loan
275,281
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
258,420
AppLovin Corporation, Term Loan
1,196,977
8.082%,  (TSFR3M +
3.100%), 10/25/2028
b
1,187,497
CCI Buyer, Inc., Term Loan
106,457
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
104,528
Cengage Learning, Inc., Term
Loan
87,954
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
85,742
Charter Communications
Operating, LLC, Term Loan
331,283
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
325,486
Clear Channel Outdoor Holdings,
Inc., Term Loan
245,316
8.750%,  (LIBOR 3M +
3.500%), 8/21/2026
b
230,800
Connect Finco SARL, Term Loan
80,585
8.530%,  (LIBOR 1M +
3.500%), 12/12/2026
b
80,081
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
9.668%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
79,794
112,056
10.168%,  (TSFR1M +
5.250%), 4/27/2027
b
111,706
CSC Holdings, LLC, Term Loan
122,500
7.448%,  (LIBOR 1M +
2.500%), 4/15/2027
b,d,e
108,014
DIRECTV Financing, LLC, Term
Loan
313,871
10.025%,  (LIBOR 1M +
5.000%), 8/2/2027
b
300,827

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Intelsat Jackson Holdings SA,
Term Loan
$ 161,126
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
$ 158,885
Level 3 Financing, Inc., Term Loan
138,000
6.847%,  (LIBOR 1M +
1.750%), 3/1/2027
b
117,580
Lumen Technologies, Inc., Term
Loan
170,584
7.347%,  (LIBOR 3M +
2.250%), 3/15/2027
b
115,438
MH Sub I, LLC, Term Loan
201,288
0.000%,  (TSFR1M +
4.250%), 4/25/2028
b,d,e
192,985
NEP Group, Inc., Term Loan
87,940
8.275%,  (LIBOR 1M +
3.250%), 10/20/2025
b
82,148
Playtika Holding Corporation, Term
Loan
106,457
7.775%,  (LIBOR 1M +
2.750%), 3/11/2028
b
105,626
Radiate Holdco, LLC, Term Loan
176,132
8.275%,  (LIBOR 1M +
3.250%), 9/25/2026
b
145,200
RLG Holdings, LLC, Term Loan
85,368
9.025%,  (LIBOR 1M +
4.000%), 7/8/2028
b
80,530
SBA Senior Finance II, LLC, Term
Loan
261,627
6.780%,  (LIBOR 1M +
1.750%), 4/11/2025
b
261,258
UPC Financing Partnership, Term
Loan
81,000
7.873%,  (LIBOR 1M +
2.925%), 1/31/2029
b
79,852
Virgin Media Bristol, LLC, Term
Loan
200,000
7.448%,  (LIBOR 3M +
2.500%), 1/31/2028
b
196,562
Zayo Group Holdings, Inc., Term
Loan
169,000
8.025%,  (LIBOR 1M +
3.000%), 3/9/2027
b
136,927
Ziggo Financing Partnership, Term
Loan
135,000
7.448%,  (LIBOR 1M +
2.500%), 4/30/2028
b
132,385
Total 4,678,271
Consumer Cyclical (0.1%)
1011778 B.C., ULC, Term Loan
328,303
6.775%,  (LIBOR 1M +
1.750%), 11/19/2026
b
324,406
AlixPartners, LLP, Term Loan
93,523
7.775%,  (LIBOR 1M +
2.750%), 2/4/2028
b
93,302
Allied Universal Holdco, LLC, Term
Loan
328,333
8.832%,  (LIBOR 1M +
3.750%), 5/14/2028
b
316,313
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Alterra Mountain Company, Term
Loan
$ 103,475
8.525%,  (LIBOR 1M +
3.500%), 8/17/2028
b
$ 103,043
Arches Buyer, Inc., Term Loan
56,855
8.332%,  (LIBOR 1M +
3.250%), 12/6/2027
b
52,591
Caesars Entertainment, Inc., Term
Loan
207,000
8.332%,  (TSFR1M +
3.250%), 2/6/2030
b
205,965
Carnival Corporation, Term Loan
166,574
8.025%,  (LIBOR 1M +
3.000%), 6/30/2025
b
165,377
94,521
8.275%,  (LIBOR 1M +
3.250%), 10/18/2028
b
92,671
Clarios Global, LP, Term Loan
213,000
8.275%,  (LIBOR 1M +
3.250%), 4/30/2026
b
212,423
181,159
0.000%,  (TSFR1M +
3.750%), 4/20/2030
b,d,e
180,856
Crocs, Inc., Term Loan
95,696
8.582%,  (TSFR1M +
3.500%), 2/19/2029
b
95,544
Delta 2 Lux SARL, Term Loan
195,000
8.232%,  (TSFR1M +
3.250%), 1/15/2030
b
195,146
Fertitta Entertainment, LLC/NV,
Term Loan
80,593
8.982%,  (TSFR1M +
4.000%), 1/27/2029
b
78,327
First Brands Group, LLC, Term
Loan
104,466
10.456%,  (TSFR6M +
5.000%), 3/30/2027
b
101,027
Go Daddy Operating Company,
LLC, Term Loan
129,675
8.232%,  (TSFR1M +
3.250%), 11/10/2029
b
129,675
Great Outdoors Group, LLC, Term
Loan
184,066
8.775%,  (LIBOR 1M +
3.750%), 3/5/2028
b
182,341
Harbor Freight Tools USA, Inc.,
Term Loan
163,163
7.775%,  (LIBOR 1M +
2.750%), 10/19/2027
b
158,108
Hilton Worldwide Finance, LLC,
Term Loan
198,000
6.821%,  (LIBOR 1M +
1.750%), 6/21/2026
b
197,566
IRB Holding Corporation, Term
Loan
189,521
8.082%,  (TSFR1M +
3.000%), 12/15/2027
b
186,277
Petco Health & Wellness
Company, Inc., Term Loan
85,177
8.410%,  (LIBOR 3M +
3.250%), 3/4/2028
b
83,880
PetSmart, LLC, Term Loan
258,683
8.832%,  (LIBOR 1M +
3.750%), 2/12/2028
b
257,390

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Pilot Travel Centers, LLC, Term
Loan
$ 222,303
7.082%,  (TSFR1M +
2.000%), 8/6/2028
b
$ 221,589
Prime Security Services Borrower,
LLC, Term Loan
268,630
7.608%,  (LIBOR 1M +
2.750%), 9/23/2026
b
268,014
Scientific Games Holdings, LP,
Term Loan
134,325
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
132,219
Scientific Games International,
Inc., Term Loan
198,998
7.981%,  (TSFR1M +
3.000%), 4/14/2029
b
198,144
Staples, Inc., Term Loan
84,486
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
83,689
127,426
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
114,818
Stars Group Holdings BV, Term
Loan
77,606
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
77,476
UFC Holdings, LLC, Term Loan
129,908
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
129,511
Total 4,637,688
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
212,147
8.584%,  (TSFR1M +
3.750%), 7/30/2028
b
206,340
Alltech, Inc., Term Loan
80,193
9.025%,  (LIBOR 1M +
4.000%), 10/15/2028
b
77,186
Bausch + Lomb Corporation, Term
Loan
206,957
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
201,065
Chobani, LLC, Term Loan
82,776
8.597%,  (LIBOR 1M +
3.500%), 10/23/2027
b
82,336
DaVita, Inc., Term Loan
66,822
6.847%,  (LIBOR 1M +
1.750%), 8/12/2026
b
66,161
Elanco Animal Health, Inc., Term
Loan
105,062
6.653%,  (LIBOR 1M +
1.750%), 8/1/2027
b
101,963
Froneri U.S., Inc., Term Loan
203,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
200,304
Gainwell Acquisition Corporation,
Term Loan
284,273
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
273,436
ICON Luxembourg SARL, Term
Loan
235,437
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
235,277
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 261,524
8.525%,  (LIBOR 1M +
3.500%), 5/5/2028
b
$ 261,126
LifePoint Health, Inc., Term Loan
114,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
107,096
Medline Borrower, LP, Term Loan
478,583
8.275%,  (LIBOR 1M +
3.250%), 10/21/2028
b
464,158
Organon & Company, Term Loan
239,455
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
238,957
Packaging Coordinators Midco,
Inc., Term Loan
80,794
8.659%,  (LIBOR 3M +
3.500%), 11/30/2027
b
78,332
Phoenix Newco, Inc., Term Loan
108,452
8.275%,  (LIBOR 1M +
3.250%), 11/15/2028
b
106,493
PRA Health Sciences, Inc., Term
Loan
58,659
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
58,620
Reynolds Consumer Products,
LLC, Term Loan
158,069
6.832%,  (LIBOR 1M +
1.750%), 2/4/2027
b
156,308
Select Medical Corporation, Term
Loan
133,000
7.530%,  (LIBOR 1M +
2.500%), 3/6/2025
b
132,543
Sotera Health Holdings, LLC, Term
Loan
92,500
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
89,609
Total 3,137,310
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
132,323
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
131,886
CQP Holdco, LP, Term Loan
268,633
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
267,827
GIP II Blue Holding, LP, Term Loan
72,334
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
72,050
GIP III Stetson I, LP, Term Loan
75,978
9.332%,  (LIBOR 1M +
4.250%), 7/18/2025
b
75,725
Oryx Midstream Services Permian
Basin, LLC, Term Loan
61,841
8.193%,  (LIBOR 3M +
3.250%), 10/5/2028
b
61,112
Total 608,600
Financials (0.1%)
Acrisure, LLC, Term Loan
124,359
8.525%,  (LIBOR 1M +
3.500%), 2/15/2027
b
118,607

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (0.1%) - continued
Alliant Holdings Intermediate, LLC,
Term Loan
$ 52,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
$ 51,523
AmWINS Group, Inc., Term Loan
198,983
7.275%,  (LIBOR 1M +
2.250%), 2/19/2028
b
196,677
Asurion, LLC, Term Loan
160,827
8.275%,  (LIBOR 1M +
3.250%), 12/23/2026
b
149,922
107,800
8.275%,  (LIBOR 1M +
3.250%), 7/31/2027
b
99,356
Edelman Financial Engines Center,
LLC, Term Loan
54,721
8.775%,  (LIBOR 1M +
3.750%), 4/7/2028
b
52,834
First Eagle Holdings, Inc., Term
Loan
54,710
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
52,756
FleetCor Technologies Operating
Company, LLC, Term  Loan
106,459
6.775%,  (LIBOR 1M +
1.750%), 4/30/2028
b
105,173
Focus Financial Partners, LLC,
Term Loan
89,774
8.232%,  (TSFR1M +
3.250%), 6/30/2028
b
89,152
Howden Group Holdings, Ltd.,
Term Loan
54,720
8.313%,  (LIBOR 1M +
3.250%), 11/12/2027
b
54,013
HUB International, Ltd., Term Loan
224,820
8.020%,  (LIBOR 1M +
3.000%), 4/25/2025
b
224,240
Hudson River Trading, LLC, Term
Loan
56,711
8.097%,  (TSFR1M +
3.000%), 3/18/2028
b
53,157
Jane Street Group, LLC, Term
Loan
106,455
7.775%,  (LIBOR 1M +
2.750%), 1/26/2028
b
105,973
Sedgwick Claims Management
Services, Inc., Term Loan
87,500
8.732%,  (TSFR1M +
3.750%), 2/24/2028
b
86,418
Trans Union, LLC, Term Loan
176,512
7.275%,  (LIBOR 1M +
2.250%), 12/1/2028
b
175,830
USI, Inc./NY, Term Loan
197,010
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
196,435
VFH Parent, LLC, Term Loan
80,190
8.064%,  (TSFR1M +
3.000%), 1/13/2029
b
78,261
Total 1,890,327
Technology (0.1%)
Amentum Government Services
Holdings, LLC, Term  Loan
132,333
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
126,709
Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.1%) - continued
AthenaHealth Group, Inc., Delayed
Draw
$ 31,322
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
$ 29,309
AthenaHealth Group, Inc., Term
Loan
254,968
8.464%,  (PRIME + 3.500%),
2/15/2029
b
238,576
Boxer Parent Company, Inc., Term
Loan
201,815
8.775%,  (LIBOR 1M +
3.750%), 10/2/2025
b
199,195
Central Parent, Inc., Term Loan
236,408
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
236,048
Cloud Software Group, Inc., Term
Loan
143,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
133,512
Coherent Corporation, Term Loan
127,110
7.847%,  (LIBOR 3M +
2.750%), 7/1/2029
b
126,396
CommScope, Inc., Term Loan
155,000
8.275%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
143,298
CoreLogic, Inc., Term Loan
106,729
8.563%,  (LIBOR 1M +
3.500%), 6/2/2028
b
95,503
Cornerstone OnDemand, Inc.,
Term Loan
145,266
8.775%,  (LIBOR 1M +
3.750%), 10/15/2028
b
129,589
Dcert Buyer, Inc., Term Loan
160,174
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
158,473
Dun & Bradstreet Corporation,
Term Loan
158,168
8.268%,  (LIBOR 1M +
3.250%), 2/8/2026
b
157,822
Entegris, Inc., Term Loan
129,675
7.661%,  (TSFR1M +
2.750%), 7/6/2029
b
129,492
Gen Digital, Inc., Term Loan
152,925
7.082%,  (TSFR1M +
2.000%), 9/12/2029
b
151,180
Genesys Cloud Services Holdings
II, LLC, Term Loan
132,323
9.025%,  (LIBOR 1M +
4.000%), 12/1/2027
b
130,918
Hyland Software, Inc., Term Loan
132,307
8.525%,  (LIBOR 1M +
3.500%), 7/1/2024
b
131,274
Informatica, LLC, Term Loan
132,332
7.813%,  (LIBOR 1M +
2.750%), 10/29/2028
b
131,736
Ingram Micro, Inc., Term Loan
132,327
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
129,349
Magenta Buyer, LLC, Term Loan
142,278
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
119,513

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.1%) - continued
McAfee Corporation, Term Loan
$ 271,632
8.653%,  (TSFR1M +
3.750%), 3/1/2029
b
$ 255,722
Mitchell International, Inc., Term
Loan
165,166
8.760%,  (LIBOR 1M +
3.750%), 10/15/2028
b
158,465
MKS Instruments, Inc., Term Loan
237,805
7.814%,  (TSFR1M +
2.750%), 8/17/2029
b
236,488
Open Text Corporation, Term Loan
204,488
8.582%,  (TSFR1M +
3.500%), 1/31/2030
b
204,265
Peraton Corporation, Term Loan
411,325
8.832%,  (LIBOR 1M +
3.750%), 2/1/2028
b
402,412
Polaris Newco, LLC, Term Loan
237,793
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
220,058
Proofpoint, Inc., Term Loan
176,108
8.275%,  (LIBOR 1M +
3.250%), 8/31/2028
b
172,072
RealPage, Inc., Term Loan
134,318
8.025%,  (LIBOR 1M +
3.000%), 4/22/2028
b
130,306
SS&C Technologies, Inc., Term
Loan
23,353
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
23,297
22,906
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
22,852
80,057
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
79,867
Tempo Acquisition, LLC, Term
Loan
129,345
7.982%,  (TSFR1M +
3.000%), 8/31/2028
b
129,129
UKG, Inc., Term Loan
281,574
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
273,831
Verscend Holding Corporation,
Term Loan
193,756
9.025%,  (LIBOR 1M +
4.000%), 8/27/2025
b
193,393
Total 5,200,049
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
319,800
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
321,620
Air Canada, Term Loan
250,441
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
249,542
Brown Group Holding, LLC, Term
Loan
106,421
7.582%,  (LIBOR 1M +
2.500%), 6/7/2028
b
103,932
Genesee & Wyoming, Inc., Term
Loan
134,308
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
133,780
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 140,250
10.213%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 145,801
SkyMiles IP, Ltd., Term Loan
252,900
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
261,822
United Airlines, Inc., Term Loan
221,246
8.770%,  (LIBOR 1M +
3.750%), 4/21/2028
b
220,208
XPO, Inc., Term Loan
133,000
6.621%,  (LIBOR 1M +
1.750%), 2/23/2025
b
132,682
Total 1,569,387
Utilities (<0.1%)
PG&E Corporation, Term Loan
193,605
8.063%,  (LIBOR 1M +
3.000%), 6/23/2025
b
192,983
Total 192,983
Total Bank Loans
(cost $25,333,631) 25,193,680
Shares
Registered Investment
Companies ( 52.4% ) Value
U.S. Affiliated  (51.9%)
4,445,512 Thrivent Core Emerging Markets
Debt Fund 33,785,889
7,214,053 Thrivent Core Emerging Markets
Equity Fund 60,670,187
7,553,235 Thrivent Core International Equity
Fund 73,039,786
11,745,784 Thrivent Core Low Volatility Equity
Fund 135,428,892
3,361,415 Thrivent Core Mid Cap Value Fund 32,235,968
7,135,078 Thrivent Core Small Cap Value
Fund 63,573,548
7,127,937 Thrivent Global Stock Fund, Class
S 174,848,284
5,703,345 Thrivent High Yield Fund, Class S 23,269,646
8,360,633 Thrivent Income Fund, Class S 67,303,093
26,101,033 Thrivent International Allocation
Fund, Class S 255,529,111
22,471,359 Thrivent Large Cap Growth Fund,
Class S 324,486,421
12,850,841 Thrivent Large Cap Value Fund,
Class S 332,451,244
3,177,596 Thrivent Limited Maturity Bond
Fund, Class S 38,035,820
7,696,981 Thrivent Mid Cap Stock Fund,
Class S 244,764,004
2,458,729 Thrivent Small Cap Stock Fund,
Class S 66,385,672
Total 1,925,807,565
U.S. Unaffiliated  (0.5%)
15,406 Communication Services Select
Sector SPDR Fund 922,819
3,933 Invesco QQQ Trust Series 1 1,268,629
6,749 SPDR Bloomberg High Yield Bond
ETF 624,215

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (52.4%) Value
U.S. Unaffiliated  (0.5%)- continued
28,794 SPDR S&P 500 ETF Trust $ 11,976,288
24,431 SPDR S&P Biotech ETF
f
1,959,366
7,389 SPDR S&P Oil & Gas Exploration
ETF 939,216
Total 17,690,533
Total Registered Investment
Companies (cost $1,614,216,666) 1,943,498,098
Shares Common Stock ( 23.9% ) Value
Communications Services (1.2%)
36,114 Alphabet, Inc., Class A
f
3,876,477
96,570 Alphabet, Inc., Class C
f
10,450,805
22,627 Altice USA, Inc.
f
79,195
15,024 AMC Networks, Inc.
f
265,775
5,983 Bumble, Inc.
f
108,950
47 Cable One, Inc. 35,645
153,294 Comcast Corporation 6,341,773
31,693 DISH Network Corporation
f
238,014
11,675 EchoStar Corporation
f
199,292
469 Electronic Arts, Inc. 59,694
13,709 Emerald Holding, Inc.
f
50,860
1,660 EverQuote, Inc.
f
11,570
15,232 Frontier Communications Parent,
Inc.
f
343,329
7,299 iHeartMedia, Inc.
f
25,328
4,180 Interpublic Group of Companies,
Inc. 149,351
679 Liberty Broadband Corporation,
Class C
f
57,566
23,063 Liberty Global plc, Class A
f
449,959
6,774 Liberty Latin America, Ltd., Class
A
f
60,085
1,392 Liberty Latin America, Ltd., Class
C
f
12,361
3,178 Live Nation Entertainment, Inc.
f
215,405
101,055 Lumen Technologies, Inc. 239,500
2,374 Match Group, Inc.
f
87,601
19,616 Meta Platforms, Inc.
f
4,714,117
2,040 Netflix, Inc.
f
673,057
5,471 New York Times Company 217,472
3,545 Omnicom Group, Inc. 321,071
203,223 QuinStreet, Inc.
f
2,257,808
1,029 ROBLOX Corporation
f
36,632
4,068 Shutterstock, Inc. 272,556
2,755 TechTarget, Inc.
f
93,918
13,898 Telephone and Data Systems, Inc. 138,980
917 Trade Desk, Inc.
f
59,000
2,766 Tripadvisor, Inc.
f
49,041
51,138 Verizon Communications, Inc. 1,985,689
31,395 Walt Disney Company
f
3,217,988
93,738 Warner Brothers Discovery, Inc.
f
1,275,774
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
3,885
402 Yelp, Inc.
f
12,028
55,767 Ziff Davis, Inc.
f
4,078,798
4,056 ZipRecruiter, Inc.
f
68,709
54,114 ZoomInfo Technologies, Inc.
f
1,185,638
Total 44,020,696
Consumer Discretionary (2.7%)
11,671 2U, Inc.
f
64,657
2,796 Advance Auto Parts, Inc. 350,982
Shares Common Stock (23.9%) Value
Consumer Discretionary (2.7%) - continued
61,204 Amazon.com, Inc.
f
$ 6,453,962
2,229 American Axle & Manufacturing
Holdings, Inc.
f
15,937
29,869 Aptiv plc
f
3,072,325
15,243 Autoliv, Inc. 1,308,002
85 AutoNation, Inc.
f
11,194
3,386 Beazer Homes USA, Inc.
f
72,156
3,202 Best Buy Company, Inc. 238,613
7,219 Bloomin' Brands, Inc. 178,815
2,026 Booking Holdings, Inc.
f
5,442,464
1,237 Boyd Gaming Corporation 85,848
2,588 Brunswick Corporation 219,437
9,909 Buckle, Inc. 332,249
7,709 Burlington Stores, Inc.
f
1,486,372
22,905 Cedar Fair, LP 1,001,407
7,476 Cheesecake Factory, Inc. 251,866
1,490 Chegg, Inc.
f
26,790
8,658 Chico's FAS, Inc.
f
43,636
1,882 Chipotle Mexican Grill, Inc.
f
3,891,261
1,152 Chuy's Holdings, Inc.
f
40,182
189,369 Clarus Corporation 1,842,560
235 Columbia Sportswear Company 19,632
10,240 Container Store Group, Inc.
f
31,642
117,656 Cooper-Standard Holdings, Inc.
f
1,582,473
2,872 Crocs, Inc.
f
355,180
3,932 Culp, Inc.
f
21,469
17,507 D.R. Horton, Inc. 1,922,619
15,717 Darden Restaurants, Inc. 2,387,884
2,407 Deckers Outdoor Corporation
f
1,153,771
13,401 Designer Brands, Inc. 109,754
2,078 Domino's Pizza, Inc. 659,703
2,482 Dorman Products, Inc.
f
213,849
2,629 Duolingo, Inc.
f
357,965
4,582 eBay, Inc. 212,742
293,407 Everi Holdings, Inc.
f
4,459,786
20,993 Five Below, Inc.
f
4,143,178
62,076 Ford Motor Company 737,463
10,831 Fox Factory Holding Corporation
f
1,200,833
26,733 Gap, Inc. 256,637
1,127 Garmin, Ltd. 110,638
60,289 General Motors Company 1,991,949
16,160 Gentex Corporation 445,854
45,160 Goodyear Tire & Rubber Company
f
481,857
9,335 Grand Canyon Education, Inc.
f
1,108,065
48,740 Harley-Davidson, Inc. 1,808,254
255 Hasbro, Inc. 15,101
788 Hibbet, Inc. 42,812
2,928 Hilton Grand Vacations, Inc.
f
125,318
2,407 Hilton Worldwide Holdings, Inc. 346,656
15,816 Home Depot, Inc. 4,753,341
6,108 Hyatt Hotels Corporation
f
698,144
1,973 KB Home 86,457
602 Kura Sushi USA, Inc.
f
41,490
4,269 La-Z-Boy, Inc. 122,648
6,596 Lear Corporation 842,045
1,371 Lennar Corporation 154,663
9,779 Lithia Motors, Inc. 2,160,083
12,536 Lowe's Companies, Inc. 2,605,357
1,164 Lululemon Athletica, Inc.
f
442,239
10,243 Macy's, Inc. 167,371
13,482 MarineMax, Inc.
f
392,596
200 Marriott Vacations Worldwide
Corporation 26,912
8,702 McDonald's Corporation 2,573,617
4,665 Modine Manufacturing Company
f
97,545

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Consumer Discretionary (2.7%) - continued
10,723 Mohawk Industries, Inc.
f
$ 1,135,566
29,109 Newell Brands, Inc. 353,674
37,243 Nordstrom, Inc.
g
575,777
466 NVR, Inc.
f
2,721,440
3,465 ODP Corporation
f
149,723
623 O'Reilly Automotive, Inc.
f
571,484
995 Oxford Industries, Inc. 102,674
38,255 Papa John's International, Inc. 2,861,091
648 Patrick Industries, Inc. 44,472
3,196 PENN Entertainment, Inc.
f
95,209
45,303 Planet Fitness, Inc.
f
3,766,491
7,562 Playa Hotels and Resorts NV
f
70,402
6,351 Polaris, Inc. 690,036
169 Pool Corporation 59,373
1,792 PulteGroup, Inc. 120,333
5,926 PVH Corporation 508,510
4,053 Ross Stores, Inc. 432,577
1,132 Royal Caribbean Cruises, Ltd.
f
74,067
20,869 Ruth's Hospitality Group, Inc. 337,243
2,526 Six Flags Entertainment
Corporation
f
61,306
39,804 Skyline Champion Corporation
f
2,952,263
19,987 Sleep Number Corporation
f
450,707
51,920 Sonos, Inc.
f
1,097,589
18,543 Sony Group Corporation ADR 1,662,751
110,545 Stoneridge, Inc.
f
2,081,562
1,034 Taylor Morrison Home Corporation
f
44,555
15,116 Tesla, Inc.
f
2,483,710
3,203 Texas Roadhouse, Inc. 354,316
224,249 ThredUp, Inc.
f
592,017
734 TopBuild Corporation
f
165,502
19,588 Travel + Leisure Company 749,633
4,094 Ulta Beauty, Inc.
f
2,257,554
134 Vail Resorts, Inc. 32,230
2,989 Vera Bradley, Inc.
f
15,662
3,643 Visteon Corporation
f
511,441
11,817 Wendy's Company 261,156
7,508 Wingstop, Inc. 1,502,426
16,005 Wyndham Hotels & Resorts, Inc. 1,091,861
37,368 Zumiez, Inc.
f
653,379
Total 101,590,069
Consumer Staples (1.1%)
37,613 Altria Group, Inc. 1,786,994
29,969 Archer-Daniels-Midland Company 2,339,979
7,196 BJ's Wholesale Club Holdings,
Inc.
f
549,559
1,417 Boston Beer Company, Inc.
f
449,912
1,014 Calavo Growers, Inc. 32,407
2,110 Cal-Maine Foods, Inc. 100,225
9,052 Casey's General Stores, Inc. 2,071,279
38,979 Celsius Holdings, Inc.
f
3,725,223
5,906 Coca-Cola Company 378,870
2,507 Costco Wholesale Corporation 1,261,573
70,410 Coty, Inc.
f
835,767
1,174 Darling Ingredients, Inc.
f
69,935
273 Dollar Tree, Inc.
f
41,963
33,471 e.l.f. Beauty, Inc.
f
3,104,770
7,317 Edgewell Personal Care Company 319,533
15,425 Flowers Foods, Inc. 424,342
1,638 Hain Celestial Group, Inc.
f
29,369
203 Hershey Company 55,431
23,214 Hormel Foods Corporation 938,774
904 Ingredion, Inc. 95,978
10,422 John B. Sanfilippo & Son, Inc. 1,083,367
Shares Common Stock (23.9%) Value
Consumer Staples (1.1%) - continued
11,577 Kroger Company $ 562,989
41,463 Lamb Weston Holdings, Inc. 4,635,978
688 McCormick & Company, Inc. 60,441
18,519 Mondelez International, Inc. 1,420,778
729 PepsiCo, Inc. 139,159
6,286 Performance Food Group
Company
f
394,069
35,211 Philip Morris International, Inc. 3,520,044
6,265 Post Holdings, Inc.
f
566,920
88,800 Primo Water Corporation 1,348,872
12,730 Procter & Gamble Company 1,990,717
278 Seneca Foods Corporation
f
13,233
4,386 SpartanNash Company 107,545
3,481 Sprouts Farmers Markets, Inc.
f
120,651
22,807 Sysco Corporation 1,750,209
91,069 Turning Point Brands, Inc. 2,166,531
9,554 Tyson Foods, Inc. 597,029
7,068 US Foods Holding Corporation
f
271,411
24,544 Walmart, Inc. 3,705,408
Total 43,067,234
Energy (1.2%)
18,907 Antero Midstream Corporation 203,439
872 APA Corporation 32,133
20,377 Archrock, Inc. 209,679
3,167 Baker Hughes Company 92,603
52,312 BP plc ADR 2,107,127
5,247 Cactus, Inc. 212,399
3,488 California Resources Corporation 141,264
5,880 Callon Petroleum Company
f
194,863
4,323 ChampionX Corporation 117,067
4,752 Cheniere Energy, Inc. 727,056
3,738 Chevron Corporation 630,152
342 Civitas Resources, Inc. 23,615
36,872 Clean Energy Fuels Corporation
f
157,444
2,142 Comstock Resources, Inc. 24,633
23,859 ConocoPhillips 2,454,853
3,060 CVR Energy, Inc. 80,600
48,671 Devon Energy Corporation 2,600,492
71,667 Enterprise Products Partners, LP 1,885,559
1,841 EOG Resources, Inc. 219,944
30,219 EQT Corporation 1,052,830
1,987 Equitrans Midstream Corporation 10,233
2,162 Evolution Petroleum Corporation 14,248
52,465 Exxon Mobil Corporation 6,208,708
7,504 Green Plains, Inc.
f
256,412
128 Gulfport Energy Corporation
f
11,579
80,487 Halliburton Company 2,635,949
1,705 Helmerich & Payne, Inc. 56,538
3,841 HF Sinclair Corporation 169,427
17,551 International Seaways, Inc. 698,881
48,005 Liberty Energy, Inc. 614,944
6,406 Magnolia Oil & Gas Corporation 135,295
6,762 Marathon Oil Corporation 163,370
27,264 Marathon Petroleum Corporation 3,326,208
39,842 Matador Resources Company 1,953,453
27,548 NexTier Oilfield Solutions, Inc.
f
222,588
116,111 NOV, Inc. 1,944,859
847 ONEOK, Inc. 55,402
16,996 Par Pacific Holdings, Inc.
f
398,216
4,592 Patterson-UTI Energy, Inc. 51,385
15,199 PBF Energy, Inc. 529,837
7,446 Phillips 66 737,154
7,488 Pioneer Natural Resources
Company 1,629,014

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Energy (1.2%) - continued
61,850 ProPetro Holding Corporation
f
$ 429,239
843 Range Resources Corporation 22,297
45,507 RPC, Inc. 336,297
12,046 SM Energy Company 338,252
2,993 Solaris Oilfield Infrastructure, Inc. 22,986
4,160 Southwestern Energy Company
f
21,590
78,514 Talos Energy, Inc.
f
1,070,146
278,604 TechnipFMC plc
f
3,814,089
16,517 U.S. Silica Holdings, Inc.
f
215,547
15,563 Valero Energy Corporation 1,784,609
11,707 Viper Energy Partners, LP 344,654
13,674 Williams Companies, Inc. 413,775
Total 43,804,933
Financials (3.6%)
40,984 AGNC Investment Corporation 406,151
3,993 Allstate Corporation 462,230
69,098 Ally Financial, Inc. 1,822,805
5,891 Amalgamated Financial
Corporation 95,905
3,022 American Express Company 487,569
5,229 American Financial Group, Inc. 641,755
1,435 Ameriprise Financial, Inc. 437,847
6,859 Ameris Bancorp 229,777
6,720 Annaly Capital Management, Inc. 134,266
71 Apollo Global Management, Inc. 4,501
12,726 Arch Capital Group, Ltd.
f
955,341
11,315 Arthur J. Gallagher & Company 2,354,199
14,840 Associated Banc-Corp 264,597
1,425 Assurant, Inc. 175,460
5,558 Assured Guaranty, Ltd. 299,409
949 Atlantic Union Bankshares
Corporation 27,160
11,927 Banc of California, Inc. 135,371
113,262 Bank of America Corporation 3,316,311
234 Bank of Hawaii Corporation 11,333
4,730 Bank of Marin Bancorp 83,390
23,973 Bank of N.T. Butterfield & Son, Ltd. 616,825
11,527 Bank of New York Mellon
Corporation 490,935
3,513 Bank OZK 125,484
10,043 BankFinancial Corporation 83,106
9,574 BankUnited, Inc. 215,894
1,226 BayCom Corporation 20,450
6,014 BCB Bancorp, Inc. 70,965
13,011 Berkshire Hathaway, Inc.
f
4,274,764
1,573 BlackRock, Inc. 1,055,798
51,336 Blackstone Mortgage Trust, Inc. 936,369
528 BOK Financial Corporation 44,283
888 Bread Financial Holdings, Inc. 24,509
56,077 Bridgewater Bancshares, Inc.
f
557,966
11,000 Brighthouse Financial, Inc.
f
486,200
4,689 Brookline Bancorp, Inc. 44,733
3,241 Business First Bancshares, Inc. 49,976
45,955 Byline Bancorp, Inc. 889,229
10,306 Cadence Bank 208,387
16,280 Capital One Financial Corporation 1,584,044
73,607 Carlyle Group, Inc. 2,232,500
1,142 Cathay General Bancorp 36,396
5,866 Cboe Global Markets, Inc. 819,480
24,354 Central Pacific Financial
Corporation 386,742
658 Central Valley Community Bancorp 9,607
22,703 Charles Schwab Corporation 1,186,005
8,337 Chimera Investment Corporation 47,354
Shares Common Stock (23.9%) Value
Financials (3.6%) - continued
11,209 Chubb, Ltd. $ 2,259,286
15,210 Citigroup, Inc. 715,935
3,378 Citizens Financial Group, Inc. 104,515
5,346 CNB Financial Corporation 100,291
147,665 Columbia Banking System, Inc. 3,154,124
35,853 Comerica, Inc. 1,554,945
6,387 Commerce Bancshares, Inc. 356,714
1,145 Community Bank System, Inc. 57,204
9,734 Community Trust Bancorp, Inc. 350,521
11,334 ConnectOne Bancorp, Inc. 178,851
2,373 CrossFirst Bankshares, Inc.
f
23,801
43 Cullen/Frost Bankers, Inc. 4,741
21,983 Customers Bancorp, Inc.
f
480,109
14,041 CVB Financial Corporation 210,194
3,537 Dime Community Bancshares, Inc. 72,862
10,033 Discover Financial Services 1,038,115
5,945 Eagle Bancorp, Inc. 149,220
9,811 East West Bancorp, Inc. 507,131
18,157 Eastern Bankshares, Inc. 211,529
8,833 Ellington Residential Mortgage
REIT 65,099
7,470 Enova International, Inc.
f
328,082
20,686 Enterprise Financial Services
Corporation 884,533
22,030 Equitable Holdings, Inc. 572,560
2,932 Equity Bancshares, Inc. 69,049
254 Erie Indemnity Company 55,202
2,913 Euronet Worldwide, Inc.
f
322,586
19,819 F.N.B. Corporation 227,522
1,766 Farmers National Banc
Corporation 20,645
19,727 Federated Hermes, Inc. 816,501
23,428 Fidelity National Information
Services, Inc. 1,375,692
5,098 Fifth Third Bancorp 133,568
7,728 Financial Institutions, Inc. 135,085
20,445 First BanCorp/Puerto Rico 240,229
14,502 First Commonwealth Financial
Corporation 180,985
541 First Financial Bancorp 11,199
4,369 First Financial Bankshares, Inc. 127,837
3,459 First Financial Corporation 119,508
19,163 First Foundation, Inc. 120,535
2,377 First Hawaiian, Inc. 45,424
1,797 First Internet Bancorp 26,434
1,577 First Interstate BancSystem, Inc. 40,355
390 First Merchants Corporation 11,380
1,117 First Mid-Illinois Bancshares, Inc. 29,444
7,731 First of Long Island Corporation 90,453
1,585 First Republic Bank
g
5,563
7,748 Fiserv, Inc.
f
946,186
544 Five Star Bancorp 11,565
1,132 FLEETCOR Technologies, Inc.
f
242,157
10,343 Flushing Financial Corporation 124,426
2,385 Flywire Corporation
f
69,570
19,550 Fulton Financial Corporation 233,232
19,898 Genworth Financial, Inc.
f
115,607
19,937 Glacier Bancorp, Inc. 662,507
1,286 Global Life, Inc. 139,557
3,689 Global Payments, Inc. 415,787
6,539 Great Southern Bancorp, Inc. 332,704
5,795 Green Dot Corporation
f
99,616
20,503 Hamilton Lane, Inc. 1,510,661
8,169 Hancock Whitney Corporation 298,332
21,638 Hanmi Financial Corporation 349,670

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Financials (3.6%) - continued
7,864 Hanover Insurance Group, Inc. $ 940,220
4,166 Hartford Financial Services Group,
Inc. 295,744
37,056 Heartland Financial USA, Inc. 1,206,543
20,880 Heritage Commerce Corporation 177,480
2,711 Heritage Financial Corporation 47,741
6,248 Home BancShares, Inc. 136,019
6,788 HomeStreet, Inc. 66,251
8,453 Hometrust Bancshares, Inc. 176,414
43,612 Hope Bancorp, Inc. 396,869
11,939 Horizon Bancorp, Inc. 125,718
35,952 Houlihan Lokey, Inc. 3,285,294
6,662 Huntington Bancshares, Inc. 74,614
1,094 Independent Bank Corporation/MA 61,264
9,367 Independent Bank Corporation/MI 166,920
3,841 Interactive Brokers Group, Inc. 299,022
16,128 Intercontinental Exchange, Inc. 1,756,823
756 International Bancshares
Corporation 32,259
17,755 Invesco Mortgage Capital, Inc. 188,381
14,636 Invesco, Ltd. 250,715
39,658 J.P. Morgan Chase & Company 5,482,322
868 Jack Henry & Associates, Inc. 141,779
37,002 Janus Henderson Group plc 960,202
3,600 KeyCorp 40,536
20,444 Kinsale Capital Group, Inc. 6,679,259
1,315 KKR & Company, Inc. 69,787
11,623 M&T Bank Corporation 1,462,173
235 Marsh & McLennan Companies,
Inc. 42,345
16,372 Mastercard, Inc. 6,221,851
1,336 Mercantile Bank Corporation 37,488
354 Mercury General Corporation 10,765
3,928 MetLife, Inc. 240,904
5,989 Metropolitan Bank Holding
Corporation
f,g
192,187
26,554 MFA Financial, Inc. 283,862
15,655 MGIC Investment Corporation 232,790
9,038 Midland States Bancorp, Inc. 180,760
13,682 MidWestOne Financial Group, Inc. 283,217
15,317 Morgan Stanley 1,378,071
18,609 Mr. Cooper Group, Inc.
f
861,597
4,990 MSCI, Inc. 2,407,426
1,158 MVB Financial Corporation 21,134
33,842 Nasdaq, Inc. 1,873,832
15,543 Navient Corporation 257,081
23,342 New York Community Bancorp,
Inc. 249,526
33,420 NMI Holdings, Inc.
f
782,028
8,877 OceanFirst Financial Corporation 142,032
6,994 OFG Bancorp 178,837
16,546 Old National Bancorp 221,882
29,796 Old Republic International
Corporation 752,945
3,250 Old Second Bancorp, Inc. 39,943
21,925 OneMain Holdings, Inc. 841,262
1,215 Pacific Premier Bancorp, Inc. 27,022
18,478 PacWest Bancorp
g
187,552
511 Pathward Financial, Inc. 22,755
52,035 PayPal Holdings, Inc.
f
3,954,660
2,388 PCB Bancorp 33,002
615 Peapack-Gladstone Financial
Corporation 16,334
1,911 PennyMac Financial Services, Inc. 119,418
4,320 Pinnacle Financial Partners, Inc. 234,274
Shares Common Stock (23.9%) Value
Financials (3.6%) - continued
645 PNC Financial Services Group,
Inc. $ 84,011
11,079 Popular, Inc. 664,851
1,302 Preferred Bank/Los Angeles, CA 62,600
3,889 Premier Financial Corporation 64,596
4,280 Principal Financial Group, Inc. 319,673
4,942 Prosperity Bancshares, Inc. 309,468
2,329 Prudential Financial, Inc. 202,623
738 QCR Holdings, Inc. 30,553
37,191 Radian Group, Inc. 902,626
16,338 Raymond James Financial, Inc. 1,479,079
4,451 Regions Financial Corporation 81,275
53 Reinsurance Group of America,
Inc. 7,543
549 RenaissanceRe Holdings, Ltd. 118,260
86,621 Rithm Capital Corporation 706,827
29,228 RLI Corporation 4,064,153
1,916 S&P Global, Inc. 694,703
1,587 S&T Bancorp, Inc. 43,690
32,189 Seacoast Banking Corporation of
Florida 714,274
1,609 Shore Bancshares, Inc. 21,368
1,481 Simmons First National
Corporation 24,748
1,108 SmartFinancial, Inc. 23,866
1,068 South Plains Financial, Inc. 21,926
630 Southern First Bancshares, Inc.
f
17,375
2,948 SouthState Corporation 203,353
23,571 State Street Corporation 1,703,240
5,140 Synchrony Financial 151,681
10,451 Synovus Financial Corporation 321,891
1,802 T. Rowe Price Group, Inc. 202,419
3,768 Territorial Bancorp, Inc. 63,114
4,912 Texas Capital Bancshares, Inc.
f
246,828
12,240 TPG RE Finance Trust, Inc. 87,271
20,862 TPG, Inc. 604,372
16,746 Tradeweb Markets, Inc. 1,179,086
56,797 Triumph Financial, Inc.
f
2,951,172
6,300 Truist Financial Corporation 205,254
6,021 TrustCo Bank Corporation NY 179,667
19,583 Two Harbors Investment
Corporation 272,791
1,273 U.S. Bancorp 43,638
4,531 UMB Financial Corporation 288,217
7,609 United Bankshares, Inc. 252,086
2,151 United Community Banks, Inc. 53,560
2,658 Univest Financial Corporation 53,479
33,829 Unum Group 1,427,584
13,865 Valley National Bancorp 130,054
9,691 Veritex Holdings, Inc. 166,782
18,356 Virtu Financial, Inc. 368,038
1,652 Visa, Inc. 384,470
7,419 Voya Financial, Inc. 567,405
2,241 W.R. Berkley Corporation 132,040
1,459 Walker & Dunlop, Inc. 98,205
7,391 Washington Federal, Inc. 207,244
164 Webster Financial Corporation 6,117
92,733 Wells Fargo & Company 3,686,137
2,487 Westamerica Bancorporation 100,748
116,264 Western Alliance Bancorp
g
4,315,720
2,200 Western Asset Mortgage Capital
Corporation 19,492
25,954 Western Union Company 283,677
873 WEX, Inc.
f
154,827
137 Willis Towers Watson plc 31,729

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Financials (3.6%) - continued
2,064 Wintrust Financial Corporation $ 141,116
816 WSFS Financial Corporation 28,699
36,629 Zions Bancorp NA 1,020,484
2,357 Zurich Insurance Group AG 1,143,032
Total 132,966,451
Health Care (3.6%)
2,275 10X Genomics, Inc.
f
119,278
24,823 Abbott Laboratories 2,742,197
43,080 ACADIA Pharmaceuticals, Inc.
f
918,896
5,486 Adaptive Biotechnologies
Corporation
f
39,170
14,748 Agilent Technologies, Inc. 1,997,322
127,816 Agiliti, Inc.
f
2,137,084
5,798 Agios Pharmaceuticals, Inc.
f
132,600
14,287 Aldeyra Therapeutics, Inc.
f
136,155
2,631 Align Technology, Inc.
f
855,864
4,259 Alignment Healthcare, Inc.
f
26,789
28,705 Alkermes plc
f
819,528
16,738 Allogene Therapeutics, Inc.
f
90,887
155 Alnylam Pharmaceuticals, Inc.
f
30,876
6,040 Amedisys, Inc.
f
485,012
3,721 AmerisourceBergen Corporation 620,849
1,123 Amgen, Inc. 269,228
8,830 Amicus Therapeutics, Inc.
f
101,898
752 AMN Healthcare Services, Inc.
f
64,935
2,519 Anika Therapeutics, Inc.
f
64,638
3,393 Arcutis Biotherapeutics, Inc.
f
46,959
7,725 Argenx SE ADR
f
2,996,373
394 Arvinas, Inc.
f
10,327
6,096 Ascendis Pharma AS ADR
f
426,476
28,195 AstraZeneca plc ADR 2,064,438
4,125 Avanos Medical, Inc.
f
121,852
95,537 Avantor, Inc.
f
1,861,061
23,500 Axonics, Inc.
f
1,350,310
29,204 Azenta, Inc.
f
1,270,082
46,811 Baxter International, Inc. 2,231,948
6,236 Biogen, Inc.
f
1,897,178
33,082 BioLife Solutions, Inc.
f
580,920
212 BioMarin Pharmaceutical, Inc.
f
20,360
1,134 Bio-Rad Laboratories, Inc.
f
511,196
24,715 Bio-Techne Corporation 1,974,234
1,661 Blueprint Medicines Corporation
f
84,794
1,453 Bristol-Myers Squibb Company 97,017
1,703 Cardinal Health, Inc. 139,816
45,927 Centene Corporation
f
3,165,748
3,966 Charles River Laboratories
International, Inc.
f
754,016
358 Chemed Corporation 197,347
7,009 Cigna Group 1,775,310
6,841 Codexis, Inc.
f
26,817
10,206 Community Health Systems, Inc.
f
64,706
110 CONMED Corporation 13,813
4,636 Cooper Companies, Inc. 1,768,402
2,200 CRISPR Therapeutics AG
f
107,668
12,897 CVS Health Corporation 945,479
5,879 Danaher Corporation 1,392,794
18,085 Deciphera Pharmaceuticals, Inc.
f
256,988
3,239 Dentsply Sirona, Inc. 135,811
22,008 Dexcom, Inc.
f
2,670,451
23,393 Dynavax Technologies
Corporation
f
243,521
25,890 Edwards Lifesciences Corporation
f
2,277,802
13,044 Elanco Animal Health, Inc.
f
123,527
4,756 Elevance Health, Inc. 2,228,899
Shares Common Stock (23.9%) Value
Health Care (3.6%) - continued
2,679 Enanta Pharmaceuticals, Inc.
f
$ 95,238
4,342 Enhabit, Inc.
f
53,190
67,683 Enovis Corporation
f
3,942,535
2,623 Exact Sciences Corporation
f
168,056
5,007 FibroGen, Inc.
f
85,720
25,776 Gilead Sciences, Inc. 2,119,045
3,621 Globus Medical, Inc.
f
210,525
1,022 Guardant Health, Inc.
f
23,056
46,517 Halozyme Therapeutics, Inc.
f
1,494,591
5,152 HCA Healthcare, Inc. 1,480,324
1,274 HealthEquity, Inc.
f
68,095
13,378 Hologic, Inc.
f
1,150,642
124 IDEXX Laboratories, Inc.
f
61,028
21,851 Immunocore Holdings plc ADR
f
1,268,451
27,901 Inari Medical, Inc.
f
1,853,184
17,248 Insmed, Inc.
f
336,336
16,580 Inspire Medical Systems, Inc.
f
4,437,305
8,088 Insulet Corporation
f
2,572,308
2,314 Intuitive Surgical, Inc.
f
697,023
21,140 Ionis Pharmaceuticals, Inc.
f
747,722
1,891 Jazz Pharmaceuticals, Inc.
f
265,629
33,654 Johnson & Johnson 5,509,160
2,218 Kiniksa Pharmaceuticals, Ltd.
f
23,844
9,497 Kura Oncology, Inc.
f
92,501
7,694 Laboratory Corporation of America
Holdings 1,744,307
41,872 Lantheus Holdings, Inc.
f
3,577,962
165 Ligand Pharmaceuticals, Inc.
f
12,598
8,490 LivaNova plc
f
406,671
17 Madrigal Pharmaceuticals, Inc.
f
5,304
247,839 Maravai LifeSciences Holdings,
Inc.
f
3,417,700
1,900 Masimo Corporation
f
359,366
3,354 Medpace Holdings, Inc.
f
671,270
50,056 Medtronic plc 4,552,593
57,329 Merck & Company, Inc. 6,619,780
7,507 Mersana Therapeutics, Inc.
f
32,881
1,027 Mirati Therapeutics, Inc.
f
45,506
1,233 Moderna, Inc.
f
163,853
3,869 Molina Healthcare, Inc.
f
1,152,536
495 MultiPlan Corporation
f
484
5,356 Myriad Genetics, Inc.
f
114,029
25,073 Natera, Inc.
f
1,271,703
5,284 National HealthCare Corporation 305,996
1,573 Novo Nordisk AS ADR 262,833
3,398 Nurix Therapeutics, Inc.
f
32,723
5,135 OraSure Technologies, Inc.
f
34,918
6,855 Pediatrix Medical Group, Inc.
f
98,232
51,309 Pfizer, Inc. 1,995,407
10,549 Phreesia, Inc.
f
333,770
152,550 Progyny, Inc.
f
5,070,762
9,482 Protagonist Therapeutics, Inc.
f
214,293
69,887 R1 RCM, Inc.
f
1,089,538
3,352 RAPT Therapeutics, Inc.
f
61,006
405 Regeneron Pharmaceuticals, Inc.
f
324,725
17,850 Repligen Corporation
f
2,706,596
71,530 Revance Therapeutics, Inc.
f
2,276,800
1,985 Royalty Pharma PLC 69,773
3,769 Sage Therapeutics, Inc.
f
184,116
5,963 Sarepta Therapeutics, Inc.
f
732,078
4,821 Sensus Healthcare, Inc.
f
22,803
4,474 ShockWave Medical, Inc.
f
1,298,176
45,754 Silk Road Medical, Inc.
f
2,014,091
3,162 SpringWorks Therapeutics, Inc.
f
73,928
39,416 Stevanato Group SPA 1,044,918

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Health Care (3.6%) - continued
3,886 Syneos Health, Inc.
f
$ 152,564
3,337 Teleflex, Inc. 909,399
28,237 Travere Therapeutics, Inc.
f
609,072
6,907 Twist Bioscience Corporation
f
86,199
4,909 Ultragenyx Pharmaceutical, Inc.
f
214,376
3,272 UnitedHealth Group, Inc. 1,610,118
4,071 Vanda Pharmaceuticals, Inc.
f
24,996
556 Veeva Systems, Inc.
f
99,568
15,029 Veracyte, Inc.
f
340,257
26,573 Vericel Corporation
f
837,315
94,829 Viatris, Inc. 884,755
103,881 Viemed Healthcare, Inc.
f
1,127,109
32,984 Vor BioPharma, Inc.
f,g
146,779
377 VYNE Therapeutics, Inc.
f,g
1,983
5,863 Waters Corporation
f
1,761,011
3,909 Zentalis Pharmaceuticals, Inc.
f
86,115
12,937 Zimmer Biomet Holdings, Inc. 1,790,998
13,578 Zoetis, Inc. 2,386,741
Total 133,708,534
Industrials (3.5%)
7,245 3M Company 769,564
9,688 Acuity Brands, Inc. 1,524,697
18,708 Advanced Drainage Systems, Inc. 1,603,650
6,370 AGCO Corporation 789,498
54,442 Air Lease Corporation 2,189,657
23,651 Alaska Air Group, Inc.
f
1,027,873
958 Albany International Corporation 87,379
1,324 American Woodmark Corporation
f
66,889
24,012 AMETEK, Inc. 3,311,975
1,061 Apogee Enterprises, Inc. 45,156
6,281 Armstrong World Industries, Inc. 431,254
61,876 ASGN, Inc.
f
4,429,703
1,250 Atkore International Group, Inc.
f
157,913
5,518 AZZ, Inc. 208,194
120,075 Badger Infrastructure Solutions,
Ltd. 2,631,307
28,469 Barnes Group, Inc. 1,196,552
2,234 Beacon Roofing Supply, Inc.
f
134,442
160 Broadridge Financial Solutions,
Inc. 23,266
9,621 Carlisle Companies, Inc. 2,076,693
1,026 Caterpillar, Inc. 224,489
1,374 CBIZ, Inc.
f
72,396
24,246 Chart Industries, Inc.
f
3,227,143
26,973 Cimpress plc
f
1,401,247
5,922 Cintas Corporation 2,699,070
96,210 CNH Industrial NV 1,356,561
376 Columbus McKinnon Corporation 13,051
25,927 Conduent Incorporated
f
91,004
6,430 Core & Main, Inc.
f
167,566
786 CoStar Group, Inc.
f
60,483
12,913 Crane Company
f
930,640
12,913 Crane NXT Company 611,560
2,866 CSW Industrials, Inc. 385,964
123,660 CSX Corporation 3,788,942
4,837 Curtiss-Wright Corporation 821,468
2,818 Daseke, Inc.
f
23,051
2,096 Deere & Company 792,330
41,310 Delta Air Lines, Inc.
f
1,417,346
3,382 Donaldson Company, Inc. 214,926
33 Dover Corporation 4,823
102,220 Driven Brands Holdings, Inc.
f
3,138,154
2,955 Eagle Bulk Shipping, Inc. 132,148
6,482 EMCOR Group, Inc. 1,108,422
Shares Common Stock (23.9%) Value
Industrials (3.5%) - continued
12,045 Emerson Electric Company $ 1,002,867
247 Equifax, Inc. 51,470
12,052 Expeditors International of
Washington, Inc. 1,372,000
23,662 Fastenal Company 1,273,962
161,561 First Advantage Corporation
f
2,077,674
3,117 Forrester Research, Inc.
f
96,440
9,329 Fortune Brands Innovations, Inc. 603,493
34,751 Forward Air Corporation 3,666,578
2,133 Genco Shipping & Trading, Ltd. 32,870
6,452 General Dynamics Corporation 1,408,730
655 Gorman-Rupp Company 16,080
21,716 Greenbrier Companies, Inc. 574,388
10,457 Hawaiian Holdings, Inc.
f
87,107
3,860 Healthcare Services Group, Inc. 60,255
556 Heidrick & Struggles International,
Inc. 13,961
25,360 Helios Technologies, Inc. 1,525,150
10,487 Hillman Solutions Corporation
f
88,091
85,470 Howmet Aerospace, Inc. 3,785,466
1,969 Hubbell, Inc. 530,291
677 ICF International, Inc. 77,178
1,726 IDEX Corporation 356,108
7,360 Interface, Inc. 57,702
83,648 Janus International Group, Inc.
f
752,832
114 JB Hunt Transport Services, Inc. 19,983
25,798 JetBlue Airways Corporation
f
184,198
20,350 Johnson Controls International plc 1,217,744
176 Knight-Swift Transportation
Holdings, Inc. 9,912
5,732 L3Harris Technologies, Inc. 1,118,600
8,534 Landstar System, Inc. 1,502,240
27,580 Lincoln Electric Holdings, Inc. 4,627,924
18,764 ManpowerGroup, Inc. 1,420,622
9,329 Masterbrand, Inc.
f
75,285
3,283 Matson, Inc. 223,343
15,921 Maximus, Inc. 1,331,792
18,172 Mercury Systems, Inc.
f
866,259
31,271 Middleby Corporation
f
4,405,459
22,168 Miller Industries, Inc. 722,677
444 Moog, Inc. 40,009
3,593 MSC Industrial Direct Company,
Inc. 325,993
368 National Presto Industries, Inc. 25,031
1,098 Northrop Grumman Corporation 506,474
6,238 Old Dominion Freight Line, Inc. 1,998,593
10,498 Owens Corning, Inc. 1,121,291
8,378 PACCAR, Inc. 625,753
6,062 Parker-Hannifin Corporation 1,969,423
6,628 Paycom Software, Inc.
f
1,924,572
8,073 Paylocity Holding Corporation
f
1,560,430
42,364 Pentair plc 2,460,501
5,902 Quanta Services, Inc. 1,001,215
38,680 Regal Rexnord Corporation 5,034,589
2,490 Republic Services, Inc. 360,104
5,013 Resideo Technologies, Inc.
f
89,231
56,075 Ritchie Brothers Auctioneers, Inc. 3,206,929
832 RXO, Inc.
f
15,051
7,342 Saia, Inc.
f
2,186,227
15,637 SkyWest, Inc.
f
442,527
493 Snap-On, Inc. 127,889
6,422 Southwest Airlines Company 194,522
9,278 Standex International Corporation 1,139,431
551 Stanley Black & Decker, Inc. 47,573

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Industrials (3.5%) - continued
1,408 Sterling Construction Company,
Inc.
f
$ 51,983
141,233 Sun Country Airlines Holdings,
Inc.
f
2,786,527
8,456 Sunrun, Inc.
f
177,914
13,645 Tennant Company 1,042,751
4,944 Terex Corporation 220,453
4,596 Textron, Inc. 307,656
23,878 Timken Company 1,835,024
4,160 Titan International, Inc.
f
40,602
2,402 Trane Technologies plc 446,316
23,986 TransUnion 1,650,477
8,728 Trex Company, Inc.
f
477,073
3,535 TriNet Group, Inc.
f
327,977
533 TTEC Holdings, Inc. 18,159
9,421 Tutor Perini Corporation
f
49,931
19,499 Uber Technologies, Inc.
f
605,444
784 UniFirst Corporation/MA 128,325
8,222 Union Pacific Corporation 1,609,045
13,049 United Parcel Service, Inc. 2,346,341
7,354 United Rentals, Inc. 2,655,603
995 Valmont Industries, Inc. 289,107
8,258 Wabash National Corporation 211,983
61,930 WillScot Mobile Mini Holdings
Corporation
f
2,811,622
Total 129,118,848
Information Technology (4.2%)
21,016 8x8, Inc.
f
60,316
7,256 Adobe, Inc.
f
2,739,575
14,111 Adtran Holdings, Inc. 128,692
3,662 Advanced Micro Devices, Inc.
f
327,273
3,473 Alarm.com Holdings, Inc.
f
165,627
2,676 Alpha and Omega Semiconductor,
Ltd.
f
63,903
9,211 Alteryx, Inc.
f
378,848
1,302 American Software, Inc. 15,546
8,289 Amkor Technology, Inc. 185,425
34,237 Amphenol Corporation 2,583,866
1,585 ANSYS, Inc.
f
497,563
1,471 Appian Corporation
f
55,236
109,524 Apple, Inc. 18,584,032
4,048 Applied Materials, Inc. 457,545
10,491 Arista Networks, Inc.
f
1,680,239
10,643 Arrow Electronics, Inc.
f
1,217,878
10,741 Autodesk, Inc.
f
2,092,239
507 Aviat Networks, Inc.
f
16,635
2,358 Benchmark Electronics, Inc. 50,343
38,585 BigCommerce Holdings, Inc.
f
285,143
12,749 BILL Holdings, Inc.
f
979,251
2,517 Cadence Design Systems, Inc.
f
527,186
4,128 CalAmp Corporation
f
10,485
79,408 Calix, Inc.
f
3,628,946
565 CDW Corporation 95,818
38,258 Ciena Corporation
f
1,761,398
105,338 Cisco Systems, Inc. 4,977,221
62,999 Cognex Corporation 3,004,422
168 Cognizant Technology Solutions
Corporation 10,031
5,529 Coherent Corporation
f
188,760
26,135 Cohu, Inc.
f
884,408
54,329 CommScope Holding Company,
Inc.
f
267,842
1,194 Corning, Inc. 39,665
2,388 Datadog, Inc.
f
160,903
Shares Common Stock (23.9%) Value
Information Technology (4.2%) - continued
18,382 Descartes Systems Group, Inc.
f
$ 1,455,487
12,362 Dolby Laboratories, Inc. 1,034,576
22,451 Dropbox, Inc.
f
456,653
2,758 Elastic NV
f
157,896
13,767 Entegris, Inc. 1,031,424
4,312 EPAM Systems, Inc.
f
1,217,881
38 Fair Isaac Corporation
f
27,662
678 First Solar, Inc.
f
123,789
44,014 Five9, Inc.
f
2,853,868
56,272 Flex, Ltd.
f
1,157,515
5,492 FormFactor, Inc.
f
149,987
6,641 Fortinet, Inc.
f
418,715
27,400 Gen Digital, Inc. 484,158
58,088 Gilat Satellite Networks, Ltd.
f
274,175
77 GoDaddy, Inc.
f
5,827
123,401 Grid Dynamics Holdings, Inc.
f
1,341,369
28,593 Guidewire Software, Inc.
f
2,178,501
38,012 Hackett Group, Inc. 705,503
160 HP, Inc. 4,754
2,712 HubSpot, Inc.
f
1,141,616
3,719 IPG Photonics Corporation
f
427,611
70,172 Juniper Networks, Inc. 2,115,686
40 Keysight Technologies, Inc.
f
5,786
1,102 KLA Corporation 425,967
61,919 Knowles Corporation
f
1,045,193
4,200 Lam Research Corporation 2,201,136
58,113 Lattice Semiconductor
Corporation
f
4,631,606
3,576 Littelfuse, Inc. 866,250
17,974 Lumentum Holdings, Inc.
f
867,246
735 MaxLinear, Inc.
f
17,736
32,198 Microchip Technology, Inc. 2,350,132
60,383 Microsoft Corporation 18,553,281
5,015 Monolithic Power Systems, Inc. 2,316,780
274 Motorola Solutions, Inc. 79,844
6,319 NCR Corporation
f
140,851
2,192 NICE, Ltd. ADR
f
447,190
20,463 Nova, Ltd.
f
1,871,341
15,959 NVIDIA Corporation 4,428,463
6,795 ON Semiconductor Corporation
f
488,968
7,989 PagerDuty, Inc.
f
240,149
12,526 Palo Alto Networks, Inc.
f
2,285,494
559 PC Connection, Inc. 22,511
12,276 Plexus Corporation
f
1,073,782
15,194 PTC, Inc.
f
1,911,253
9,517 Q2 Holdings, Inc.
f
234,309
1,174 Qorvo, Inc.
f
108,102
31,669 QUALCOMM, Inc. 3,698,939
579 Qualys, Inc.
f
65,392
10,065 Rackspace Technology, Inc.
f
14,695
7,831 Rambus, Inc.
f
347,227
5,552 RingCentral, Inc.
f
153,013
11,207 Salesforce, Inc.
f
2,223,133
40,580 Samsung Electronics Company,
Ltd. 1,996,702
1,404 Sanmina Corporation
f
73,373
2,010 ServiceNow, Inc.
f
923,434
7,712 SiTime Corporation
f
836,521
10,524 Skyworks Solutions, Inc. 1,114,492
23,273 Splunk, Inc.
f
2,007,064
4,223 Sprinklr, Inc.
f
50,507
93,147 Sprout Social, Inc.
f
4,588,421
6,142 Synopsys, Inc.
f
2,280,647
400 Teledyne Technologies, Inc.
f
165,760
8,183 Teradata Corporation
f
316,764

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Information Technology (4.2%) - continued
98 Teradyne, Inc. $ 8,955
30,689 Texas Instruments, Inc. 5,131,201
7,872 Trimble, Inc.
f
370,771
296,039 TTM Technologies, Inc.
f
3,496,221
6,269 Tyler Technologies, Inc.
f
2,376,139
1,016 Ubiquiti, Inc. 236,271
12,101 Universal Display Corporation 1,614,999
10,770 Upland Software, Inc.
f
39,526
5,194 Verint Systems, Inc.
f
189,529
18,015 Viavi Solutions, Inc.
f
161,414
19,344 Vishay Intertechnology, Inc. 411,834
20,903 Vontier Corporation 567,098
1,484 Western Digital Corporation
f
51,109
19,629 Wolfspeed, Inc.
f
913,730
50,358 Workiva, Inc.
f
4,704,444
3,679 Xerox Holdings Corporation 57,650
15,544 Yext, Inc.
f
136,476
124 Zebra Technologies Corporation
f
35,716
3,617 Zoom Video Communications, Inc.
f
222,192
Total 155,081,642
Materials (1.0%)
2,611 Albemarle Corporation 484,236
629 Alcoa Corporation 23,361
23,139 AptarGroup, Inc. 2,742,203
4,061 Avery Dennison Corporation 708,563
53,336 Axalta Coating Systems, Ltd.
f
1,683,817
12,998 Ball Corporation 691,234
29,293 Carpenter Technology Corporation 1,544,913
7,423 Celanese Corporation 788,619
27,554 CF Industries Holdings, Inc. 1,972,315
3,846 Cleveland-Cliffs, Inc.
f
59,151
293 Commercial Metals Company 13,680
35,419 Compass Minerals International,
Inc. 1,159,264
5,238 Corteva, Inc. 320,146
1,213 Crown Holdings, Inc. 104,051
14,489 Eastman Chemical Company 1,220,988
1,965 Greif, Inc. 123,382
304 Hawkins, Inc. 12,263
15,402 Huntsman Corporation 412,620
24,424 Ingevity Corporation
f
1,752,178
5,442 Innospec, Inc. 553,070
3,033 International Flavors & Fragrances,
Inc. 294,080
133,958 Ivanhoe Mines, Ltd.
f
1,161,757
2,678 Kaiser Aluminum Corporation 175,998
4,853 Linde plc 1,792,941
9,122 LSB Industries, Inc.
f
81,459
13,916 LyondellBasell Industries NV 1,316,593
4,231 Martin Marietta Materials, Inc. 1,536,699
5,187 Mercer International, Inc. 50,469
4,367 MP Materials Corporation
f
94,633
1,702 Myers Industries, Inc. 32,253
6,239 Newmont Corporation 295,729
12,342 Nucor Corporation 1,828,838
10,293 O-I Glass, Inc.
f
231,284
5,789 Orion Engineered Carbons SA 140,152
7,478 PPG Industries, Inc. 1,048,864
246,749 Ranpak Holdings Corporation
f
1,006,736
1,221 Reliance Steel & Aluminum
Company 302,564
21,259 RPM International, Inc. 1,743,876
3,966 Ryerson Holding Corporation 149,796
10,372 Schnitzer Steel Industries, Inc. 299,647
Shares Common Stock (23.9%) Value
Materials (1.0%) - continued
297 Sensient Technologies Corporation $ 22,115
15,103 SSR Mining, Inc. 216,275
11,487 Steel Dynamics, Inc. 1,194,074
40,023 Summit Materials, Inc.
f
1,097,030
5,028 TimkenSteel Corporation
f
84,169
3,165 TriMas Corporation 80,423
3,367 Trinseo plc 61,010
149,970 Tronox Holdings plc 2,053,089
8,511 United States Lime & Minerals, Inc. 1,369,420
12,939 United States Steel Corporation 296,044
230 Vulcan Materials Company 40,278
854 Westlake Corporation 97,168
7,562 WestRock Company 226,331
Total 36,791,848
Real Estate (1.1%)
61,550 Agree Realty Corporation 4,184,784
3,380 Alexandria Real Estate Equities,
Inc. 419,728
3,123 American Assets Trust, Inc. 56,839
20,617 Apartment Income REIT
Corporation 762,417
6,817 AvalonBay Communities, Inc. 1,229,582
8,217 Camden Property Trust 904,281
4,736 CareTrust REIT, Inc. 92,305
21,817 CBRE Group, Inc.
f
1,672,491
38,658 CubeSmart 1,758,552
263,770 Cushman and Wakefield plc
f
2,598,135
3,736 Digital Realty Trust, Inc. 370,424
9,181 DigitalBridge Group, Inc. 114,120
1,641 EastGroup Properties, Inc. 273,325
3,501 Elme Communities 60,322
21,352 EPR Properties 895,930
7,460 Equity Commonwealth 154,571
14,742 Equity Residential 932,431
12,500 Essential Properties Realty Trust,
Inc. 309,375
970 Essex Property Trust, Inc. 213,138
3,821 Extra Space Storage, Inc. 580,945
17,167 First Industrial Realty Trust, Inc. 900,752
8,816 FirstService Corporation 1,328,924
20,423 Four Corners Property Trust, Inc. 520,991
2,564 Getty Realty Corporation 85,458
690 Gladstone Land Corporation 11,116
101,419 Healthcare Realty Trust, Inc. 2,006,068
79,712 Host Hotels & Resorts, Inc. 1,288,943
3,737 Howard Hughes Corporation
f
289,132
46,951 Independence Realty Trust, Inc. 781,734
81 Jones Lang LaSalle, Inc.
f
11,262
5,986 Kennedy-Wilson Holdings, Inc. 100,445
2,413 Life Storage, Inc. 324,259
2,244 LTC Properties, Inc. 75,062
46,582 LXP Industrial Trust 437,871
2,059 Mid-America Apartment
Communities, Inc. 316,674
34,474 National Retail Properties, Inc. 1,499,619
81,009 National Storage Affiliates Trust 3,122,897
37,494 Necessity Retail REIT, Inc. 206,592
16,328 NetSTREIT Corporation 297,496
11,349 Public Storage, Inc. 3,346,026
4,005 Realty Income Corporation 251,674
13,776 Regency Centers Corporation 846,260
30,022 Rexford Industrial Realty, Inc. 1,674,327
29,807 Sabra Health Care REIT, Inc. 339,800
5,024 SBA Communications Corporation 1,310,711

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (23.9%) Value
Real Estate (1.1%) - continued
54,067 Service Properties Trust $ 474,168
4,304 Terreno Realty Corporation 265,083
31,468 UDR, Inc. 1,300,572
2,453 Welltower, Inc. 194,327
13,787 Zillow Group, Inc.
f
589,808
Total 41,781,746
Utilities (0.7%)
2,373 AES Corporation 56,145
9,729 Alliant Energy Corporation 536,457
4,869 Artesian Resources Corporation 266,724
2,375 Avista Corporation 104,666
20,727 Black Hills Corporation 1,353,266
16,655 CenterPoint Energy, Inc. 507,478
6,260 Consolidated Water Company,
Ltd. 105,794
21,416 Constellation Energy Corporation 1,657,599
14,198 Duke Energy Corporation 1,403,898
7,751 Edison International 570,474
25,536 Entergy Corporation 2,747,163
3,249 Essential Utilities, Inc. 138,732
26,974 Evergy, Inc. 1,675,355
1,228 NextEra Energy Partners, LP 70,622
115,016 NiSource, Inc. 3,273,355
31,277 NorthWestern Corporation 1,833,458
53,510 OGE Energy Corporation 2,008,766
5,369 PG&E Corporation
f
91,864
15,902 Pinnacle West Capital Corporation 1,247,671
28,414 Portland General Electric
Company 1,438,317
24,501 Public Service Enterprise Group,
Inc. 1,548,463
20,970 Sempra Energy 3,260,625
10,000 Spire, Inc. 677,300
8,723 UGI Corporation 295,535
855 Vistra Energy Corporation 20,400
1,753 Xcel Energy, Inc. 122,552
Total 27,012,679
Total Common Stock
(cost $802,306,939) 888,944,680
Principal
Amount Long-Term Fixed Income ( 10.7% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
458,638
720 East CLO I, Ltd.
550,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
553,496
175,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
176,624
Access Group, Inc.
37,312
5.520%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
36,480
Affirm Asset Securitization Trust
725,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
690,708
200,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
c,h
199,500
Principal
Amount Long-Term Fixed Income (10.7%) Value
Asset-Backed Securities (0.5%) - continued
AMSR Trust
$ 650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
$ 554,839
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
425,189
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
312,544
Ares XL CLO, Ltd.
525,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
489,337
Bankers Healthcare Group
Securitization Trust
226,981
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
224,942
Business Jet Securities, LLC
165,069
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
156,099
CarVal CLO II, Ltd.
300,000
7.250%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
284,670
CarVal CLO VII-C, Ltd.
400,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,h
400,739
CarVal CLO VIII-C, Ltd.
350,000
7.371%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
351,290
250,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
250,951
CMFT Net Lease Master Issuer,
LLC
337,047
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
279,448
Commonbond Student Loan Trust
33,316
5.520%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
32,329
Dryden 36 Senior Loan Fund
450,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
431,920
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,049,403
Foundation Finance Trust
243,769
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
216,897
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
545,226
GSAA Home Equity Trust
959,251
4.485%,  8/25/2034, Ser.
2004-10, Class M2
i
890,955
Harley Marine Financing, LLC
1,270,459
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,229,431

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Asset-Backed Securities (0.5%) - continued
Home Partners of America Trust
$ 628,679
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
$ 561,241
490,565
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
407,101
Laurel Road Prime Student Loan
Trust
137,277
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
129,794
Longfellow Place CLO, Ltd.
943,940
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
934,580
250,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
242,767
Marlette Funding Trust
184,241
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
182,745
Mercury Financial Credit Card
Master Trust
625,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
588,274
National Collegiate Trust
152,291
5.315%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
146,180
Pretium Mortgage Credit Partners,
LLC
332,903
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
317,306
221,003
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
210,708
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
268,287
Sound Point CLO XIV, Ltd.
650,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
629,831
Tricon Residential Trust
425,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
383,622
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
230,578
Vericrest Opportunity Loan
Transferee
312,452
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
285,749
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
411,696
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
480,389
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
288,020
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
230,995
209,472
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
192,297
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
214,664
Principal
Amount Long-Term Fixed Income (10.7%) Value
Asset-Backed Securities (0.5%) - continued
$ 250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
$ 214,012
Wind River CLO, Ltd.
375,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
369,218
325,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
309,069
Total 18,470,778
Basic Materials (0.1%)
Alcoa Nederland Holding BV
94,000 5.500%,  12/15/2027
h
92,478
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
185,220
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
h
114,025
Chemours Company
85,000 5.750%,  11/15/2028
h
75,546
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 107,994
40,000 4.625%,  3/1/2029
g,h
36,238
Consolidated Energy Finance SA
138,000 5.625%,  10/15/2028
h
121,299
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
h
166,986
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
h
92,030
222,000 4.000%,  3/27/2027
h
214,722
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,005
Hudbay Minerals, Inc.
80,000 4.500%,  4/1/2026
h
74,498
Mercer International, Inc.
41,000 5.125%,  2/1/2029 34,238
Methanex Corporation
92,000 4.250%,  12/1/2024 89,879
Mosaic Company
175,000 4.050%,  11/15/2027 169,880
Novelis Corporation
55,000 3.250%,  11/15/2026
h
50,351
40,000 4.750%,  1/30/2030
h
36,195
55,000 3.875%,  8/15/2031
h
46,057
Nutrien, Ltd.
66,000 4.900%,  3/27/2028 66,271
OCI NV
64,000 4.625%,  10/15/2025
h
60,817
Olin Corporation
130,000 5.125%,  9/15/2027 125,775
10,000 5.625%,  8/1/2029 9,750
SCIL IV, LLC/SCIL USA Holdings,
LLC
101,000 5.375%,  11/1/2026
h
92,985
SK Invictus Intermediate II SARL
79,000 5.000%,  10/30/2029
h
67,262
SPCM SA
89,000 3.375%,  3/15/2030
h
73,637

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Basic Materials (0.1%) - continued
SunCoke Energy, Inc.
$ 86,000 4.875%,  6/30/2029
h
$ 74,876
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
h
65,504
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
h
60,977
United States Steel Corporation
105,000 6.875%,  3/1/2029 103,173
Total 2,568,668
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
97,000 6.375%,  6/15/2030
h
95,964
AECOM
185,000 5.125%,  3/15/2027 181,220
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
147,056
10,000 4.625%,  5/15/2030
h
9,065
ARD Finance SA
31,000 6.500%,  6/30/2027
h
25,405
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
h
118,018
Boeing Company
290,000 5.930%,  5/1/2060 286,544
250,000 5.040%,  5/1/2027 251,197
400,000 5.705%,  5/1/2040 401,466
Bombardier, Inc.
53,000 7.125%,  6/15/2026
h
52,833
89,000 7.875%,  4/15/2027
h
88,738
75,000 6.000%,  2/15/2028
h
71,133
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
h
79,360
Canpack SA/Canpack US, LLC
120,000 3.125%,  11/1/2025
h
106,441
Carrier Global Corporation
148,000 3.577%,  4/5/2050 110,547
125,000 2.700%,  2/15/2031 107,382
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
h
100,940
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
h
132,631
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
h
12,759
26,000 8.750%,  4/15/2030
h
23,928
CNH Industrial NV
125,000 3.850%,  11/15/2027 120,101
Cornerstone Building Brands, Inc.
68,000 6.125%,  1/15/2029
h
51,170
Covanta Holding Corporation
54,000 4.875%,  12/1/2029
h
48,060
CP Atlas Buyer, Inc.
70,000 7.000%,  12/1/2028
g,h
52,604
Crown Cork & Seal Company, Inc.
84,000 7.375%,  12/15/2026 88,297
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
h
57,499
145,000 3.500%,  9/1/2028
h
131,784
Principal
Amount Long-Term Fixed Income (10.7%) Value
Capital Goods (0.2%) - continued
H&E Equipment Services, Inc.
$ 142,000 3.875%,  12/15/2028
h
$ 123,052
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
h
66,849
Howmet Aerospace, Inc.
215,000 3.000%,  1/15/2029 192,941
199,000 5.950%,  2/1/2037 202,495
Ingersoll-Rand Luxembourg
Finance SA
135,000 3.500%,  3/21/2026 130,583
JELD-WEN, Inc.
38,000 6.250%,  5/15/2025
h
38,264
30,000 4.625%,  12/15/2025
h
28,950
John Deere Capital Corporation
132,000 4.350%,  9/15/2032 132,643
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 167,487
46,000 6.150%,  9/1/2036 52,673
Mauser Packaging Solutions
Holding Company
80,000 9.250%,  4/15/2027
h
75,920
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
h
84,000
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
h
49,670
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
h
90,356
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
h
95,765
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 266,617
OI European Group BV
87,000 4.750%,  2/15/2030
h
79,875
Owens-Brockway Glass Container,
Inc.
32,000 5.875%,  8/15/2023
h
31,942
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
h
57,240
Parker-Hannifin Corporation
331,000 4.500%,  9/15/2029 328,291
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
h
82,501
Raytheon Technologies
Corporation
101,000 4.125%,  11/16/2028 99,635
225,000 4.450%,  11/16/2038 214,260
200,000 3.750%,  11/1/2046 165,104
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026
h
167,329
Republic Services, Inc.
130,000 2.900%,  7/1/2026 124,158
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
h
68,030
Sealed Air Corporation
82,000 6.125%,  2/1/2028
h
83,205
Silgan Holdings, Inc.
39,000 4.125%,  2/1/2028 36,465
SRM Escrow Issuer, LLC
125,000 6.000%,  11/1/2028
h
116,991

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Capital Goods (0.2%) - continued
Textron, Inc.
$ 200,000 3.375%,  3/1/2028 $ 187,658
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
60,000 7.750%,  4/15/2026
h
53,400
TransDigm, Inc.
127,000 6.250%,  3/15/2026
h
127,600
278,000 5.500%,  11/15/2027 266,791
Triumph Group, Inc.
84,000 9.000%,  3/15/2028
h
85,152
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 105,688
110,000 4.000%,  7/15/2030 98,447
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
h
60,420
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
h
112,912
Total 7,503,501
Collateralized Mortgage Obligations (0.5%)
Banc of America Alternative Loan
Trust
13,182
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 11,508
BINOM Securitization Trust
291,181
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
256,836
CHL Mortgage Pass-Through Trust
826,678
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 467,427
CHNGE Mortgage Trust
645,117
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
635,342
Citicorp Mortgage Securities, Inc.
265,028
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 236,617
Citigroup Mortgage Loan Trust,
Inc.
1,980
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,929
COLT Mortgage Loan Trust
588,516
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
499,727
Countrywide Alternative Loan Trust
56,239
3.170%,  10/25/2035, Ser.
2005-43, Class 4A1
b
45,866
287,658
7.000%,  10/25/2037, Ser.
2007-24, Class A10 109,915
Countrywide Home Loan
Mortgage Pass Through Trust
32,141
3.506%,  11/25/2035, Ser.
2005-22, Class 2A1
b
25,384
Countrywide Home Loans, Inc.
75,632
5.750%,  4/25/2037, Ser.
2007-3, Class A27 37,127
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
291,569
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
452,883
481,209
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
389,689
Principal
Amount Long-Term Fixed Income (10.7%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
$ 316,128
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
$ 312,616
293,594
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
248,584
1,074,262
3.461%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,079,208
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
32,909
6.000%,  5/25/2023, Ser.
2006-AR5, Class 23A 23,739
Federal Home Loan Mortgage
Corporation - REMIC
834,971
4.000%,  1/25/2051, Ser.
5249, Class LA 814,023
13,818
4.000%,  7/15/2031, Ser.
4104, Class KI
j
92
105,615
3.000%,  2/15/2033, Ser.
4170, Class IG
j
9,363
331,697
3.000%,  3/15/2033, Ser.
4180, Class PI
j
34,935
824,564
4.500%,  10/15/2033, Ser.
2695, Class BH 821,903
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 494,228
Federal National Mortgage
Association - REMIC
914,272
4.500%,  6/25/2052, Ser.
2022-43, Class MA 901,927
564,710
4.000%,  7/25/2052, Ser.
2022-37, Class PE 547,599
440,499
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
17,950
1,484,054
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,500,562
803,820
4.500%,  1/25/2046, Ser.
2022-68, Class BA 795,037
Flagstar Mortgage Trust
324,863
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
285,217
GCAT Trust
469,727
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
399,792
GS Mortgage-Backed Securities
Trust
650,027
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
555,189
J.P. Morgan Mortgage Trust
581,618
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
477,881
435,604
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
350,550
LHOME Mortgage Trust
446,057
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
436,766
250,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
240,813
Mello Mortgage Capital
Acceptance
586,581
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
481,959

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 31,793
New Residential Mortgage Loan
Trust
1,168,641
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
960,204
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
586,651
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
307,637
Palisades Mortgage Loan Trust
875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
832,915
Preston Ridge Partners Mortgage
Trust, LLC
362,587
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
343,270
Residential Accredit Loans, Inc.
Trust
128,322
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 109,284
Residential Funding Mortgage
Security I Trust
19,445
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 15,235
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
523,144
Sequoia Mortgage Trust
94,747
3.184%,  9/20/2046, Ser.
2007-1, Class 4A1
b
64,416
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
483,893
TRK Trust
442,441
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
372,218
Vericrest Opportunity Loan
Transferee
301,377
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
285,306
Verus Securitization Trust
237,582
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
202,522
Total 19,410,240
Commercial Mortgage-Backed Securities (0.4%)
BANK 2022-BNK39
2,743,305
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
79,650
BANK5 2023-5YR1
625,000
6.260%,  3/15/2056, Ser.
2023-5YR1, Class A3
b
655,665
BBCMS Mortgage Trust
1,333,658
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
57,467
Principal
Amount Long-Term Fixed Income (10.7%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
$ 500,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 $ 520,476
3,995,021
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
325,298
3,534,533
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
331,390
Benchmark Mortgage Trust
1,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 841,720
BFLD Trust
200,000
6.648%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
170,649
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
1,594,889
1,150,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
1,090,860
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
1,663,631
1,500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
1,446,143
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
1,747,605
600,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
581,595
550,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
534,794
725,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,k
734,644
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,500,000
4.250%,  5/25/2033, Ser.
K155, Class A2 1,508,202
Morgan Stanley Capital I Trust
3,717,635
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
368,120
SCOTT Trust
625,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
636,365
Total 14,889,163
Communications Services (0.3%)
Activision Blizzard, Inc.
265,000 2.500%,  9/15/2050 173,012
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
h
39,083
Altice Financing SA
60,000 5.750%,  8/15/2029
h
47,859
Altice France SA/France
168,000 5.125%,  7/15/2029
h
124,210
50,000 5.500%,  10/15/2029
h
37,429
AMC Networks, Inc.
40,000 5.000%,  4/1/2024 39,452
126,000 4.250%,  2/15/2029 87,293
American Tower Corporation
80,000 3.375%,  10/15/2026 76,174

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Communications Services (0.3%) - continued
$ 290,000 2.900%,  1/15/2030 $ 255,748
88,000 5.650%,  3/15/2033 91,389
AT&T, Inc.
198,000 3.650%,  6/1/2051 147,623
283,000 3.500%,  9/15/2053 202,975
250,000 2.300%,  6/1/2027 229,294
350,000 4.350%,  3/1/2029 344,016
180,000 4.900%,  8/15/2037 174,511
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
h
135,474
120,000 5.125%,  5/1/2027
h
113,228
60,000 5.000%,  2/1/2028
h
55,476
6,000 6.375%,  9/1/2029
h
5,702
125,000 4.750%,  3/1/2030
h
107,550
40,000 4.500%,  8/15/2030
h
33,588
52,000 4.250%,  2/1/2031
h
42,589
110,000 4.750%,  2/1/2032
h
91,023
86,000 4.250%,  1/15/2034
h
65,510
Cengage Learning, Inc.
70,000 9.500%,  6/15/2024
h
70,000
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
198,000 4.200%,  3/15/2028 187,818
400,000 3.500%,  6/1/2041 273,319
Clear Channel Worldwide
Holdings, Inc.
80,000 5.125%,  8/15/2027
h
72,261
Comcast Corporation
152,000 2.887%,  11/1/2051 103,875
200,000 4.250%,  10/15/2030 198,072
180,000 4.400%,  8/15/2035 176,522
243,000 4.750%,  3/1/2044 229,133
Connect Finco SARL/Connect US
Finco, LLC
50,000 6.750%,  10/1/2026
h
47,653
Consolidated Communications,
Inc.
45,000 5.000%,  10/1/2028
h
32,994
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
h
238,642
Crown Castle, Inc.
132,000 4.800%,  9/1/2028 132,182
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
h
24,606
145,000 6.500%,  2/1/2029
h
121,065
191,000 4.125%,  12/1/2030
h
137,077
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 402,998
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
118,000 5.875%,  8/15/2027
h
103,553
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 229,748
DISH DBS Corporation
34,000 5.875%,  11/15/2024 28,131
29,000 5.250%,  12/1/2026
h
22,151
34,000 7.375%,  7/1/2028 17,035
57,000 5.750%,  12/1/2028
h
40,522
52,000 5.125%,  6/1/2029 23,982
Principal
Amount Long-Term Fixed Income (10.7%) Value
Communications Services (0.3%) - continued
DISH Network Corporation
$ 66,000 11.750%,  11/15/2027
h
$ 62,347
Frontier Communications
Holdings, LLC
91,000 5.875%,  10/15/2027
h
83,764
39,000 6.750%,  5/1/2029
h
31,389
25,000 8.750%,  5/15/2030
h
24,728
GCI, LLC
85,000 4.750%,  10/15/2028
h
72,675
Gray Escrow II, Inc.
111,000 5.375%,  11/15/2031
h
71,153
Gray Television, Inc.
135,000 4.750%,  10/15/2030
h
87,208
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 66,114
Iliad Holding SASU
122,000 6.500%,  10/15/2026
h
117,390
Lamar Media Corporation
72,000 3.750%,  2/15/2028 66,062
53,000 3.625%,  1/15/2031 45,653
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
h
59,843
Level 3 Financing, Inc.
133,000 4.625%,  9/15/2027
h
82,145
85,000 4.250%,  7/1/2028
h
49,550
47,000 10.500%,  5/15/2030
h
44,993
Magallanes, Inc.
233,000 5.141%,  3/15/2052
h
186,180
199,000 4.054%,  3/15/2029
h
184,206
199,000 5.050%,  3/15/2042
h
164,593
Meta Platforms, Inc.
265,000 3.850%,  8/15/2032 250,155
Netflix, Inc.
60,000 4.875%,  4/15/2028 60,374
105,000 5.875%,  11/15/2028 110,312
169,000 5.375%,  11/15/2029
h
172,770
180,000 4.875%,  6/15/2030
g,h
178,773
News Corporation
94,000 3.875%,  5/15/2029
h
83,456
NTT Finance Corporation
231,000 4.372%,  7/27/2027
h
231,274
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 82,685
135,000 4.200%,  6/1/2030 130,343
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
43,000 6.250%,  6/15/2025
h
43,037
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
h
70,550
Radiate Holdco, LLC/Radiate
Finance, Inc.
80,000 6.500%,  9/15/2028
h
37,328
Scripps Escrow II, Inc.
37,000 3.875%,  1/15/2029
h
28,762
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
101,178
55,000 4.000%,  7/15/2028
h
46,439
95,000 4.125%,  7/1/2030
h
76,199

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Communications Services (0.3%) - continued
Sprint Capital Corporation
$ 333,000 8.750%,  3/15/2032 $ 407,031
Take-Two Interactive Software, Inc.
133,000 4.950%,  3/28/2028 134,126
TEGNA, Inc.
157,000 4.625%,  3/15/2028 139,777
Telecom Italia Capital SA
30,000 6.000%,  9/30/2034 25,575
Telecom Italia SPA
41,000 5.303%,  5/30/2024
h
40,046
Telesat Canada/Telesat, LLC
40,000 4.875%,  6/1/2027
h
21,408
25,000 6.500%,  10/15/2027
h
8,761
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 236,148
165,000 3.500%,  4/15/2031 149,058
200,000 4.375%,  4/15/2040 179,636
United States Cellular Corporation
80,000 6.700%,  12/15/2033 72,800
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
125,000 4.750%,  4/15/2028
h
99,398
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
h
144,430
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 125,964
425,000 2.650%,  11/20/2040 301,619
290,000 3.400%,  3/22/2041 228,259
VTR Finance NV
95,000 6.375%,  7/15/2028
h
32,300
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
h
111,825
Walt Disney Company
266,000 3.600%,  1/13/2051 215,190
WMG Acquisition Corporation
19,000 3.750%,  12/1/2029
h
16,720
26,000 3.875%,  7/15/2030
h
22,945
66,000 3.000%,  2/15/2031
h
54,016
YPSO Finance BIS SA
42,000 10.500%,  5/15/2027
h
31,016
Total 11,635,223
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
120,000 4.375%,  1/15/2028
h
112,180
Adient Global Holdings, Ltd.
53,000 4.875%,  8/15/2026
h
50,924
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
40,000 6.625%,  7/15/2026
h
38,558
65,000 6.000%,  6/1/2029
h
50,959
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
h
112,923
Allison Transmission, Inc.
54,000 3.750%,  1/30/2031
h
46,094
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 158,294
Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Cyclical (0.3%) - continued
American Axle & Manufacturing,
Inc.
$ 200,000 6.500%,  4/1/2027
g
$ 185,360
Arko Corporation
58,000 5.125%,  11/15/2029
h
46,997
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
h
66,800
20,000 4.625%,  4/1/2030
h
16,573
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
h
77,824
Boyne USA, Inc.
36,000 4.750%,  5/15/2029
h
32,609
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 6.250%,  9/15/2027
h
77,881
Caesars Entertainment, Inc.
151,000 6.250%,  7/1/2025
h
151,184
40,000 8.125%,  7/1/2027
h
40,810
91,000 4.625%,  10/15/2029
h
79,834
Carnival Corporation
121,000 10.500%,  2/1/2026
h
126,315
22,000 7.625%,  3/1/2026
h
20,116
131,000 5.750%,  3/1/2027
h
107,813
38,000 4.000%,  8/1/2028
h
32,940
Cedar Fair, LP
92,000 5.250%,  7/15/2029 85,583
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
h
80,495
39,000 6.750%,  5/1/2031
h
39,255
Cinemark USA, Inc.
111,000 5.875%,  3/15/2026
g,h
106,057
Clarios Global, LP/Clarios US
Finance Company, Inc.
65,000 8.500%,  5/15/2027
h
65,380
98,000 6.750%,  5/15/2028
e,h
98,379
D.R. Horton, Inc.
87,000 2.600%,  10/15/2025 82,174
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
h
225,576
Dana, Inc.
80,000 5.625%,  6/15/2028 73,797
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 474,570
Ford Motor Company
143,000 3.250%,  2/12/2032 110,899
86,000 6.100%,  8/19/2032 82,017
Ford Motor Credit Company, LLC
347,000 2.300%,  2/10/2025 323,054
210,000 4.134%,  8/4/2025 198,720
171,000 2.700%,  8/10/2026 151,678
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
h
78,605
General Motors Company
150,000 6.125%,  10/1/2025 152,672
250,000 6.800%,  10/1/2027 264,236
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 161,070

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Cyclical (0.3%) - continued
GLP Capital, LP
$ 298,000 5.750%,  6/1/2028 $ 293,314
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029 44,198
35,000 5.250%,  7/15/2031 30,187
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
h
37,163
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
h
67,854
Hilton Domestic Operating
Company, Inc.
172,000 4.875%,  1/15/2030 163,299
39,000 3.625%,  2/15/2032
h
33,283
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
63,000 5.000%,  6/1/2029
h
57,019
Home Depot, Inc.
215,000 5.400%,  9/15/2040 227,133
126,000 4.250%,  4/1/2046 114,444
205,000 3.900%,  6/15/2047 176,641
Hyundai Capital America
300,000 1.800%,  1/10/2028
h
256,464
International Game Technology plc
90,000 5.250%,  1/15/2029
h
86,299
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
h
46,110
Jaguar Land Rover Automotive plc
103,000 5.500%,  7/15/2029
h
85,268
KB Home
120,000 4.800%,  11/15/2029 111,900
Kohl's Corporation
128,000 3.375%,  5/1/2031 87,291
225,000 5.550%,  7/17/2045 131,076
L Brands, Inc.
120,000 6.625%,  10/1/2030
h
115,196
40,000 6.875%,  11/1/2035 36,202
Lennar Corporation
258,000 4.750%,  5/30/2025 256,312
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 132,770
324,000 2.625%,  4/1/2031 278,891
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
h
68,702
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 240,849
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
h
68,842
McDonald's Corporation
225,000 4.450%,  3/1/2047 205,745
Michaels Companies, Inc.
64,000 5.250%,  5/1/2028
h
52,724
NCL Corporation, Ltd.
36,000 3.625%,  12/15/2024
h
33,752
27,000 5.875%,  3/15/2026
h
23,257
102,000 5.875%,  2/15/2027
h
96,214
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
h
353,309
Nissan Motor Company, Ltd.
34,000 3.522%,  9/17/2025
h
31,809
Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Cyclical (0.3%) - continued
$ 35,000 4.345%,  9/17/2027
h
$ 32,074
44,000 4.810%,  9/17/2030
h
38,701
Nordstrom, Inc.
32,000 4.375%,  4/1/2030 25,026
44,000 4.250%,  8/1/2031 32,674
PENN Entertainment, Inc.
100,000 4.125%,  7/1/2029
h
84,245
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
h
99,241
50,000 7.750%,  2/15/2029
h
49,306
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
165,000 5.750%,  4/15/2026
h
163,756
73,000 6.250%,  1/15/2028
h
68,367
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
90,000 5.750%,  1/15/2029
h
66,825
Royal Caribbean Cruises, Ltd.
40,000 11.500%,  6/1/2025
h
42,450
146,000 4.250%,  7/1/2026
g,h
130,683
91,000 9.250%,  1/15/2029
h
97,077
32,000 7.250%,  1/15/2030
h
32,090
Scientific Games International, Inc.
90,000 7.250%,  11/15/2029
h
90,000
41,000 6.625%,  3/1/2030
h
36,376
SeaWorld Parks and
Entertainment, Inc.
59,000 5.250%,  8/15/2029
h
53,102
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
h
30,367
Staples, Inc.
75,000 7.500%,  4/15/2026
h
63,250
67,000 10.750%,  4/15/2027
h
45,355
Starbucks Corporation
157,000 4.750%,  2/15/2026 158,351
Station Casinos, LLC
62,000 4.625%,  12/1/2031
h
53,090
Target Corporation
198,000 2.950%,  1/15/2052 144,264
Toll Brothers Finance Corporation
135,000 3.800%,  11/1/2029 123,113
Toyota Motor Credit Corporation
151,000 4.700%,  1/12/2033 154,229
Travel + Leisure Company
41,000 6.625%,  7/31/2026
h
40,917
Tripadvisor, Inc.
20,000 7.000%,  7/15/2025
h
20,125
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
g,h
50,455
VICI Properties, LP/VICI Note
Company, Inc.
367,000 4.625%,  6/15/2025
h
356,492
165,000 5.750%,  2/1/2027
h
163,940
90,000 3.750%,  2/15/2027
h
84,118
Viking Cruises, Ltd.
127,000 5.875%,  9/15/2027
h
108,957
Volkswagen Group of America
Finance, LLC
215,000 4.350%,  6/8/2027
h
211,827
Wabash National Corporation
92,000 4.500%,  10/15/2028
h
80,049

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Cyclical (0.3%) - continued
Walmart, Inc.
$ 198,000 4.500%,  9/9/2052 $ 196,028
99,000 3.900%,  4/15/2028 98,871
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
h
41,841
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
h
96,732
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
h
54,706
Total 12,049,792
Consumer Non-Cyclical (0.4%)
1375209 B.C., Ltd.
66,000 9.000%,  1/30/2028
h
65,340
Abbott Laboratories
348,000 4.750%,  11/30/2036 361,100
AbbVie, Inc.
100,000 2.950%,  11/21/2026 94,926
100,000 4.500%,  5/14/2035 97,324
400,000 4.300%,  5/14/2036 378,778
140,000 4.850%,  6/15/2044 133,306
275,000 4.875%,  11/14/2048 263,928
Albertsons Companies, Inc./
Safeway, Inc.
124,000 4.625%,  1/15/2027
h
119,870
118,000 3.500%,  3/15/2029
h
104,547
Amgen, Inc.
150,000 4.200%,  2/22/2052 126,902
198,000 5.250%,  3/2/2030 203,355
198,000 5.600%,  3/2/2043 203,743
Anheuser-Busch InBev Worldwide,
Inc.
304,000 4.700%,  2/1/2036 305,848
375,000 4.375%,  4/15/2038 362,042
198,000 5.550%,  1/23/2049 213,917
Aramark Services, Inc.
143,000 5.000%,  2/1/2028
h
136,193
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 237,483
AstraZeneca plc
360,000 3.000%,  5/28/2051 272,954
Avantor Funding, Inc.
82,000 4.625%,  7/15/2028
h
76,701
B&G Foods, Inc.
41,000 5.250%,  4/1/2025 38,739
40,000 5.250%,  9/15/2027 35,033
BAT Capital Corporation
66,000 7.750%,  10/19/2032 73,124
Bausch Health Companies, Inc.
36,000 5.500%,  11/1/2025
g,h
31,377
80,000 4.875%,  6/1/2028
h
52,700
90,000 11.000%,  9/30/2028
h
72,563
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 81,887
225,000 3.700%,  6/6/2027 217,989
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
h
56,346
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 278,612
Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Bunge, Ltd. Finance Corporation
$ 289,000 2.750%,  5/14/2031 $ 248,034
Cargill, Inc.
196,000 3.125%,  5/25/2051
h
143,948
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 85,710
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
h
9,126
Chobani, LLC/Chobani Finance
Corporation, Inc.
96,000 4.625%,  11/15/2028
h
88,085
CHS/Community Health Systems,
Inc.
23,000 8.000%,  12/15/2027
h
22,780
90,000 6.000%,  1/15/2029
h
79,763
Colgate-Palmolive Company
165,000 4.600%,  3/1/2033 171,106
Constellation Brands, Inc.
198,000 3.600%,  2/15/2028 189,647
180,000 2.875%,  5/1/2030 159,536
Coty, Inc.
64,000 5.000%,  4/15/2026
h
62,489
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
118,000 4.750%,  1/15/2029
h
110,773
CVS Health Corporation
298,000 5.625%,  2/21/2053 299,419
149,000 5.125%,  2/21/2030 151,579
250,000 4.875%,  7/20/2035 245,025
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
h
57,421
Eli Lilly & Company
98,000 4.950%,  2/27/2063 102,301
Embecta Corporation
31,000 6.750%,  2/15/2030
h
28,086
Encompass Health Corporation
135,000 4.500%,  2/1/2028 127,285
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
h
76,440
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,981
HCA, Inc.
265,000 3.500%,  9/1/2030 238,524
HLF Financing SARL, LLC/
Herbalife International, Inc.
150,000 4.875%,  6/1/2029
h
114,828
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
h
246,905
Jazz Securities DAC
53,000 4.375%,  1/15/2029
h
48,710
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
200,000 4.375%,  2/2/2052
h
141,346
142,000 5.500%,  1/15/2030
h
135,575
243,000 3.000%,  5/15/2032
h
190,746
Kenvue, Inc.
240,000 5.350%,  3/22/2026
h
246,392
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 200,409

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Kraft Heinz Foods Company
$ 150,000 3.875%,  5/15/2027 $ 146,444
40,000 5.200%,  7/15/2045 38,778
90,000 4.375%,  6/1/2046 78,759
Lamb Weston Holdings, Inc.
59,000 4.125%,  1/31/2030
h
54,034
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
99,319
166,000 5.450%,  11/1/2041 147,572
Medtronic, Inc.
200,000 4.375%,  3/15/2035 199,400
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
h
64,747
63,000 5.250%,  10/1/2029
h
54,493
Nestle Holdings, Inc.
289,000 5.250%,  3/13/2026
h
297,183
Newell Brands, Inc.
230,000 4.700%,  4/1/2026 219,650
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
h
117,761
Owens & Minor, Inc.
66,000 6.625%,  4/1/2030
h
57,420
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 118,770
Performance Food Group, Inc.
77,000 4.250%,  8/1/2029
h
70,097
Perrigo Finance Unlimited
Company
165,000 4.375%,  3/15/2026 158,629
Philip Morris International, Inc.
198,000 4.875%,  2/13/2026 199,021
126,000 5.125%,  11/17/2027 129,024
126,000 5.625%,  11/17/2029 131,606
198,000 5.375%,  2/15/2033 201,953
Post Holdings, Inc.
44,000 5.625%,  1/15/2028
h
42,992
36,000 5.500%,  12/15/2029
h
34,241
77,000 4.500%,  9/15/2031
h
67,381
Primo Water Holdings, Inc.
99,000 4.375%,  4/30/2029
h
87,311
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 246,241
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
h
116,443
Scotts Miracle-Gro Company
60,000 4.500%,  10/15/2029 51,942
SEG Holding, LLC
110,000 5.625%,  10/15/2028
h
104,225
Simmons Foods, Inc.
127,000 4.625%,  3/1/2029
h
104,934
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
h
63,350
70,000 5.500%,  7/15/2030
h
64,482
Syneos Health, Inc.
90,000 3.625%,  1/15/2029
h
75,213
Sysco Corporation
250,000 6.600%,  4/1/2040 274,900
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 143,995
Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Teleflex, Inc.
$ 230,000 4.625%,  11/15/2027 $ 221,375
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,648
245,000 5.125%,  11/1/2027 237,718
65,000 6.125%,  10/1/2028 63,064
Teva Pharmaceutical Finance
Netherlands III BV
193,000 3.150%,  10/1/2026 174,391
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028 110,629
United Natural Foods, Inc.
46,000 6.750%,  10/15/2028
h
43,663
Zoetis, Inc.
288,000 4.700%,  2/1/2043 270,535
Total 13,996,929
Energy (0.3%)
Antero Resources Corporation
57,000 5.375%,  3/1/2030
h
53,403
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
h
81,595
BP Capital Markets America, Inc.
436,000 2.939%,  6/4/2051 306,075
84,000 3.543%,  4/6/2027 82,017
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 95,550
Callon Petroleum Company
75,000 8.250%,  7/15/2025 74,625
61,000 7.500%,  6/15/2030
h
57,939
Canadian Natural Resources, Ltd.
140,000 2.050%,  7/15/2025 131,740
215,000 2.950%,  7/15/2030 188,973
Cheniere Energy Partners, LP
533,000 4.500%,  10/1/2029 501,466
52,000 3.250%,  1/31/2032 43,320
Cheniere Energy, Inc.
83,000 4.625%,  10/15/2028 79,116
Chesapeake Energy Corporation
136,000 6.750%,  4/15/2029
h
134,630
Chord Energy Corporation
65,000 6.375%,  6/1/2026
h
64,664
CNX Resources Corporation
80,000 6.000%,  1/15/2029
h
74,004
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
h
55,801
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
h
207,959
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
h
67,941
CrownRock, LP/CrownRock
Finance, Inc.
92,000 5.625%,  10/15/2025
h
90,821
Devon Energy Corporation
374,000 4.500%,  1/15/2030 358,408
DT Midstream, Inc.
85,000 4.125%,  6/15/2029
h
75,332
40,000 4.375%,  6/15/2031
h
34,781

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Energy (0.3%) - continued
Enbridge, Inc.
$ 86,000 2.500%,  2/14/2025 $ 82,293
Endeavor Energy Resources, LP/
EER Finance, Inc.
89,000 5.750%,  1/30/2028
h
88,555
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
h
53,806
Energy Transfer, LP
345,000 4.000%,  10/1/2027 331,534
90,000 4.900%,  3/15/2035 84,742
125,000 5.150%,  2/1/2043 109,453
255,000 6.000%,  6/15/2048 243,521
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 97,371
EnLink Midstream, LLC
39,000 6.500%,  9/1/2030
h
39,397
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 143,994
EQM Midstream Partners, LP
67,000 4.750%,  1/15/2031
h
54,911
EQT Corporation
199,000 6.125%,  2/1/2025 199,531
199,000 3.900%,  10/1/2027 188,264
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 240,352
Ferrellgas, LP/Ferrellgas Finance
Corporation
65,000 5.375%,  4/1/2026
h
60,602
Genesis Energy LP/Genesis
Energy Finance Corporation
53,000 8.875%,  4/15/2030 53,071
Halliburton Company
175,000 4.850%,  11/15/2035 170,983
133,000 5.000%,  11/15/2045 122,047
Harvest Midstream, LP
152,000 7.500%,  9/1/2028
h
148,724
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
h
108,276
46,000 5.500%,  10/15/2030
h
42,813
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
h
130,796
39,000 6.250%,  4/15/2032
h
36,460
Holly Energy Partners, LP/Holly
Energy Finance Corporation
90,000 6.375%,  4/15/2027
h
88,646
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
h
90,525
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
h
58,119
Laredo Petroleum, Inc.
130,000 7.750%,  7/31/2029
h
114,764
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 121,186
MEG Energy Corporation
84,000 7.125%,  2/1/2027
h
86,096
MPLX, LP
170,000 4.875%,  6/1/2025 169,400
265,000 4.950%,  9/1/2032 260,126
49,000 5.000%,  3/1/2033 48,146
Principal
Amount Long-Term Fixed Income (10.7%) Value
Energy (0.3%) - continued
Murphy Oil Corporation
$ 50,000 5.875%,  12/1/2027 $ 49,172
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
94,257
National Fuel Gas Company
325,000 5.500%,  1/15/2026 326,677
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
h
38,093
Noble Finance II, LLC
65,000 8.000%,  4/15/2030
h
66,561
Northriver Midstream Finance, LP
32,000 5.625%,  2/15/2026
h
30,046
NuStar Logistics, LP
80,000 5.750%,  10/1/2025 78,459
Occidental Petroleum Corporation
55,000 8.500%,  7/15/2027 60,562
90,000 6.450%,  9/15/2036 95,513
Ovintiv Exploration, Inc.
230,000 5.375%,  1/1/2026 230,779
Phillips 66
150,000 4.950%,  12/1/2027 151,396
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
h
59,638
Range Resources Corporation
79,000 4.750%,  2/15/2030
h
72,680
SM Energy Company
58,000 6.625%,  1/15/2027 55,970
65,000 6.500%,  7/15/2028 61,588
Southwestern Energy Company
53,000 5.375%,  2/1/2029 49,967
48,000 5.375%,  3/15/2030 44,671
46,000 4.750%,  2/1/2032 40,561
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
57,000 5.875%,  3/1/2027 55,564
30,000 5.000%,  6/1/2031
h
26,270
Suncor Energy, Inc.
239,000 7.150%,  2/1/2032 265,009
Sunoco, LP/Sunoco Finance
Corporation
140,000 5.875%,  3/15/2028 136,850
Talen Energy Supply, LLC
45,000 8.625%,  6/1/2030
e,h
45,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
108,000 5.500%,  1/15/2028
h
99,918
Targa Resources Corporation
232,000 4.200%,  2/1/2033 210,776
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
h
77,635
Transocean, Inc.
85,000 11.500%,  1/30/2027
h
86,996
6,000 8.750%,  2/15/2030
h
6,054
USA Compression Partners, LP/
USA Compression Finance
Corporation
88,000 6.875%,  4/1/2026 87,050

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Energy (0.3%) - continued
Venture Global Calcasieu Pass,
LLC
$ 79,000 3.875%,  8/15/2029
h
$ 70,958
90,000 6.250%,  1/15/2030
h
91,261
45,000 4.125%,  8/15/2031
h
39,863
Weatherford International, Ltd.
90,000 8.625%,  4/30/2030
h
91,676
Western Midstream Operating, LP
140,000 3.950%,  6/1/2025 134,828
66,000 6.150%,  4/1/2033 67,109
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 124,360
250,000 7.500%,  1/15/2031 280,058
Total 10,332,489
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
265,000 3.500%,  1/15/2025 253,880
350,000 3.875%,  1/23/2028 324,969
160,000 3.400%,  10/29/2033 128,564
Air Lease Corporation
390,000 3.000%,  2/1/2030 334,350
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
h
196,084
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
40,000 6.750%,  10/15/2027
h
37,340
Ally Financial, Inc.
260,000 5.750%,  11/20/2025
g
252,638
260,000 8.000%,  11/1/2031 274,252
17,000 6.700%,  2/14/2033 15,340
American Express Company
250,000 2.250%,  3/4/2025 238,053
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 305,167
American International Group, Inc.
149,000 3.900%,  4/1/2026 145,517
132,000 5.125%,  3/27/2033 132,621
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
h
72,593
Aon Corporation/Aon Global
Holdings plc
66,000 5.350%,  2/28/2033 68,272
Ares Capital Corporation
114,000 3.250%,  7/15/2025 105,635
275,000 3.875%,  1/15/2026 256,328
150,000 2.150%,  7/15/2026 130,982
Associated Banc-Corp
75,000 4.250%,  1/15/2025 71,817
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
231,233
Avolon Holdings Funding, Ltd.
116,000 5.250%,  5/15/2024
h
114,378
25,000 4.250%,  4/15/2026
h
23,410
Banco Santander Mexico SA
125,000 5.375%,  4/17/2025
h
124,802
Banco Santander SA
200,000 4.175%,  3/24/2028
b
190,149
Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
Bank of America Corporation
$ 238,000 5.080%,  1/20/2027
b
$ 237,546
180,000 1.734%,  7/22/2027
b
161,262
285,000 3.824%,  1/20/2028
b
272,070
116,000 5.202%,  4/25/2029
b
116,771
180,000 2.087%,  6/14/2029
b
155,548
125,000 3.974%,  2/7/2030
b
116,954
300,000 2.496%,  2/13/2031
b
253,262
400,000 1.922%,  10/24/2031
b
319,023
200,000 2.972%,  2/4/2033
b
168,837
398,000 4.571%,  4/27/2033
b
379,618
265,000 3.846%,  3/8/2037
b
229,263
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 64,905
Barclays plc
280,000 4.972%,  5/16/2029
b
270,682
200,000 5.746%,  8/9/2033
b
196,797
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 189,894
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 198,730
BNP Paribas SA
333,000 3.132%,  1/20/2033
b,h
279,760
BPCE SA
350,000 3.500%,  10/23/2027
h
323,876
Camden Property Trust
275,000 3.150%,  7/1/2029 248,073
Canadian Imperial Bank of
Commerce
199,000 5.001%,  4/28/2028 199,884
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 262,547
175,000 2.636%,  3/3/2026
b
163,891
Centene Corporation
50,000 4.625%,  12/15/2029 47,125
139,000 3.000%,  10/15/2030 118,461
340,000 2.625%,  8/1/2031 278,412
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 294,574
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 115,476
Citigroup, Inc.
254,000 0.981%,  5/1/2025
b
241,871
335,000 4.400%,  6/10/2025 329,300
186,000 1.281%,  11/3/2025
b
174,597
168,000 3.200%,  10/21/2026 159,528
326,000 3.668%,  7/24/2028
b
308,591
126,000 4.125%,  7/25/2028 120,182
50,000 3.520%,  10/27/2028
b
46,936
281,000 4.910%,  5/24/2033
b
274,517
Coinbase Global, Inc.
27,000 3.625%,  10/1/2031
h
15,088
Commerzbank AG
230,000 8.125%,  9/19/2023
h
227,539
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
b,h
268,379
Corebridge Financial, Inc.
132,000 4.400%,  4/5/2052
h
103,317
100,000 4.350%,  4/5/2042
h
82,600

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
Credit Acceptance Corporation
$ 150,000 5.125%,  12/31/2024
h
$ 142,895
Credit Agricole SA
238,000 6.875%,  9/23/2024
b,h,l
228,551
Credit Suisse Group AG
125,000 2.593%,  9/11/2025
b,h
116,256
225,000 7.250%,  9/12/2025
b,h,l,m
9,000
350,000 2.193%,  6/5/2026
b,h
314,131
164,000 3.091%,  5/14/2032
b,h
131,333
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
186,524
Deutsche Bank AG
300,000 3.729%,  1/14/2032
b
225,688
Discover Bank
290,000 4.682%,  8/9/2028
b
270,640
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
h
106,861
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 79,501
179,000 4.625%,  5/15/2042 166,528
EPR Properties
130,000 4.950%,  4/15/2028 116,002
190,000 3.600%,  11/15/2031 147,791
ERP Operating, LP
32,000 3.375%,  6/1/2025 30,961
First Horizon Bank
90,000 5.750%,  5/1/2030 85,066
First Horizon National Corporation
255,000 4.000%,  5/26/2025 238,391
First-Citizens Bank & Trust
Company
285,000 6.125%,  3/9/2028 283,832
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
h
135,277
Fortress Transportation and
Infrastructure Investors, LLC
73,000 6.500%,  10/1/2025
h
72,090
33,000 9.750%,  8/1/2027
h
34,367
8,000 5.500%,  5/1/2028
h
7,333
FS KKR Capital Corporation
154,000 4.250%,  2/14/2025
h
145,418
250,000 3.400%,  1/15/2026 227,985
Genworth Mortgage Holdings, Inc.
50,000 6.500%,  8/15/2025
h
49,515
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
190,000 3.750%,  12/15/2027
h
145,417
goeasy, Ltd.
27,000 5.375%,  12/1/2024
h
25,635
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
b
181,785
80,000 1.992%,  1/27/2032
b
64,053
598,000 3.102%,  2/24/2033
b
514,559
165,000 4.750%,  10/21/2045 153,028
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 51,459
HSBC Holdings plc
316,000 1.162%,  11/22/2024
b
307,466
525,000 3.803%,  3/11/2025
b
514,111
Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
$ 225,000 2.999%,  3/10/2026
b
$ 214,193
200,000 3.900%,  5/25/2026 193,299
200,000 5.402%,  8/11/2033
b
198,233
HUB International, Ltd.
124,000 5.625%,  12/1/2029
h
110,360
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
79,000 4.750%,  9/15/2024 77,936
125,000 6.375%,  12/15/2025 123,937
33,000 5.250%,  5/15/2027 31,098
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 99,371
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 128,699
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
b
206,365
276,000 1.578%,  4/22/2027
b
250,069
210,000 2.947%,  2/24/2028
b
195,376
375,000 4.203%,  7/23/2029
b
361,196
250,000 2.522%,  4/22/2031
b
213,839
300,000 1.953%,  2/4/2032
b
241,817
265,000 4.586%,  4/26/2033
b
257,850
198,000 4.912%,  7/25/2033
b
196,904
195,000 3.882%,  7/24/2038
b
170,961
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
h
22,703
KeyBank NA/Cleveland, OH
119,000 5.000%,  1/26/2033 110,626
KeyCorp
95,000 3.878%,  5/23/2025
b
91,798
Kimco Realty Corporation
268,000 3.300%,  2/1/2025 258,070
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
b
204,180
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
h
107,781
Macquarie Airfinance Holdings,
Ltd.
33,000 8.375%,  5/1/2028
h
33,022
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
b,h
200,799
Manufacturers & Traders Trust
Company
198,000 4.700%,  1/27/2028 187,820
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 52,068
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
*
207,505
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
b
233,517
200,000 5.422%,  2/22/2029
b
203,121
250,000 2.048%,  7/17/2030 205,453
Molina Healthcare, Inc.
69,000 4.375%,  6/15/2028
h
64,668
Morgan Stanley
50,000 2.630%,  2/18/2026
b
47,590
180,000 2.188%,  4/28/2026
b
169,454

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
$ 210,000 4.350%,  9/8/2026 $ 205,403
273,000 5.050%,  1/28/2027
b
273,723
276,000 3.591%,  7/22/2028
b
261,579
132,000 5.164%,  4/20/2029
b
132,952
290,000 3.622%,  4/1/2031
b
265,253
132,000 5.250%,  4/21/2034
b
133,471
232,000 5.297%,  4/20/2037
b
221,012
230,000 2.802%,  1/25/2052
b
153,363
MPT Operating Partnership, LP/
MPT Finance Corporation
80,000 4.625%,  8/1/2029 60,562
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 156,482
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
h
62,535
NatWest Group plc
200,000 4.445%,  5/8/2030
b
189,850
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
116,000 4.500%,  9/30/2028
h
86,023
New York Life Global Funding
196,000 4.550%,  1/28/2033
h
194,827
Office Properties Income Trust
27,000 4.250%,  5/15/2024 25,492
29,000 2.650%,  6/15/2026 20,300
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 251,081
225,000 3.375%,  2/1/2031 178,782
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 97,828
118,000 3.875%,  9/15/2028 94,697
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 83,874
Owl Rock Core Income
Corporation
166,000 4.700%,  2/8/2027 151,672
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
81,927
Park Intermediate Holdings, LLC
106,000 4.875%,  5/15/2029
h
91,690
Pine Street Trust I
198,000 4.572%,  2/15/2029
h
186,766
PNC Financial Services Group,
Inc.
265,000 4.626%,  6/6/2033
b
245,250
PRA Group, Inc.
49,000 7.375%,  9/1/2025
h
48,688
33,000 8.375%,  2/1/2028
h
32,920
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
h
240,760
Prologis, LP
132,000 2.875%,  11/15/2029 118,773
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
b
227,992
Radian Group, Inc.
85,000 4.875%,  3/15/2027 80,834
Realty Income Corporation
85,000 4.125%,  10/15/2026 83,072
228,000 5.625%,  10/13/2032 236,130
Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
$ 100,000 2.850%,  12/15/2032 $ 83,441
Regency Centers, LP
220,000 4.125%,  3/15/2028 210,279
RLJ Lodging Trust, LP
33,000 3.750%,  7/1/2026
h
30,496
71,000 4.000%,  9/15/2029
h
59,640
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
h
101,462
Royal Bank of Canada
166,000 5.000%,  5/2/2033 166,055
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
b
66,341
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
315,123
Service Properties Trust
38,000 4.650%,  3/15/2024 37,226
21,000 4.350%,  10/1/2024 20,045
55,000 7.500%,  9/15/2025 53,866
90,000 5.500%,  12/15/2027 78,690
Simon Property Group, LP
250,000 3.800%,  7/15/2050 187,719
SLM Corporation
40,000 4.200%,  10/29/2025 36,950
Societe Generale SA
138,000 4.750%,  11/24/2025
h
130,211
Spirit Realty, LP
325,000 2.100%,  3/15/2028 274,484
Standard Chartered plc
327,000 1.822%,  11/23/2025
b,h
306,015
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 118,013
200,000 5.710%,  1/13/2030 207,051
125,000 1.710%,  1/12/2031 98,609
Synchrony Financial
16,000 7.250%,  2/2/2033 14,720
Synovus Bank
250,000 5.625%,  2/15/2028 235,103
Toronto-Dominion Bank
198,000 5.156%,  1/10/2028 200,269
Truist Financial Corporation
94,000 5.125%,  12/15/2027
b,l
77,240
157,000 5.122%,  1/26/2034
b,g
152,228
U.S. Bancorp
132,000 5.727%,  10/21/2026
b
132,920
UDR, Inc.
275,000 2.100%,  8/1/2032 215,880
United Wholesale Mortgage, LLC
21,000 5.500%,  11/15/2025
h
20,007
53,000 5.500%,  4/15/2029
h
45,713
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 149,072
198,000 4.750%,  5/15/2052 192,458
66,000 4.950%,  5/15/2062 64,904
455,000 4.625%,  7/15/2035 459,241
USI, Inc./NY
27,000 6.875%,  5/1/2025
h
26,726
Wells Fargo & Company
150,000 3.000%,  4/22/2026 142,841
168,000 3.000%,  10/23/2026 158,103

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
$ 199,000 3.526%,  3/24/2028
b
$ 188,043
294,000 2.393%,  6/2/2028
b
265,063
109,000 5.389%,  4/24/2034
b
110,882
323,000 4.900%,  11/17/2045 290,681
Welltower OP, LLC
270,000 2.050%,  1/15/2029 227,656
Willis North America, Inc.
265,000 4.650%,  6/15/2027 260,858
XHR, LP
33,000 6.375%,  8/15/2025
h
32,540
36,000 4.875%,  6/1/2029
h
31,245
Total 34,476,859
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
h
171,164
Total 171,164
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,682,411 2.500%,  5/1/2051 3,191,743
1,699,660 3.500%,  5/1/2052 1,580,607
2,467,026 4.000%,  5/1/2052 2,377,440
3,730,033 3.500%,  6/1/2052 3,468,241
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,367,308 2.500%,  7/1/2030 1,294,312
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 2.000%,  6/1/2037
e
451,719
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,494,896 3.000%,  12/1/2036 1,402,629
1,280,446 3.000%,  8/1/2038 1,195,986
1,874,739 3.500%,  5/1/2040 1,788,723
2,192,940 2.500%,  4/1/2042 1,943,409
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,394,620 3.000%,  1/1/2052 3,953,185
488,227 2.000%,  2/1/2051 407,603
749,977 2.000%,  2/1/2051 626,998
2,398,062 2.500%,  2/1/2051 2,091,560
2,681,599 2.500%,  2/1/2051 2,324,283
8,192,335 2.000%,  3/1/2051 6,835,682
4,491,164 3.000%,  3/1/2052 4,051,878
5,322,347 2.000%,  4/1/2051 4,440,133
4,416,059 2.500%,  4/1/2051 3,828,120
2,629,603 3.000%,  4/1/2051 2,369,992
2,778,437 3.000%,  5/1/2050 2,522,386
905,792 2.000%,  5/1/2051 755,567
2,653,036 3.000%,  5/1/2051 2,414,963
1,721,118 3.000%,  6/1/2050 1,578,724
4,184,026 2.500%,  7/1/2051 3,626,691
1,154,618 3.500%,  7/1/2051 1,083,970
1,443,829 3.500%,  8/1/2050 1,361,435
1,475,966 3.500%,  9/1/2052 1,378,477
4,164,534 4.000%,  10/1/2052 3,997,191
Principal
Amount Long-Term Fixed Income (10.7%) Value
Mortgage-Backed Securities (2.5%) - continued
$ 892,577 2.000%,  11/1/2051 $ 743,875
3,671,377 2.000%,  12/1/2050 3,065,127
5,728,123 2.500%,  12/1/2051 4,983,811
2,550,818 4.500%,  12/1/2052 2,516,049
500,000 5.500%,  5/1/2041
e
504,102
300,000 4.000%,  5/1/2049
e
286,758
4,000,000 4.500%,  5/1/2049
e
3,910,156
4,650,000 5.000%,  5/1/2049
e
4,623,299
400,000 4.500%,  6/1/2049
e
391,203
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,033,302 3.500%,  7/1/2061 953,798
2,177,169 4.000%,  12/1/2061 2,081,224
Total 92,403,049
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 122,873
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 308,711
Apple, Inc.
232,000 2.650%,  2/8/2051 163,056
485,000 3.750%,  9/12/2047 424,464
AthenaHealth Group, Inc.
93,000 6.500%,  2/15/2030
h
76,384
Black Knight InfoServ, LLC
98,000 3.625%,  9/1/2028
h
88,200
Broadcom, Inc.
76,000 3.469%,  4/15/2034
h
62,789
266,000 3.137%,  11/15/2035
h
205,927
220,000 3.187%,  11/15/2036
h
167,421
180,000 4.926%,  5/15/2037
h
164,303
Cloud Software Group, Inc.
74,000 6.500%,  3/31/2029
h
66,646
26,000 9.000%,  9/30/2029
h
22,342
CommScope Technologies, LLC
159,000 6.000%,  6/15/2025
g,h
149,454
CommScope, Inc.
60,000 7.125%,  7/1/2028
h
43,050
Dell International, LLC/EMC
Corporation
465,000 6.020%,  6/15/2026 478,556
Fiserv, Inc.
250,000 2.250%,  6/1/2027 227,564
180,000 2.650%,  6/1/2030 156,887
116,000 5.600%,  3/2/2033 120,960
Gartner, Inc.
85,000 3.625%,  6/15/2029
h
75,248
165,000 3.750%,  10/1/2030
h
144,089
Global Payments, Inc.
198,000 5.300%,  8/15/2029 196,901
Intel Corporation
129,000 4.875%,  2/10/2026 130,691
129,000 4.875%,  2/10/2028 131,267
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
h
71,482
101,000 4.875%,  9/15/2029
h
92,119
90,000 5.250%,  7/15/2030
h
82,892
96,000 4.500%,  2/15/2031
h
83,471

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Technology (0.2%) - continued
KLA Corporation
$ 199,000 3.300%,  3/1/2050 $ 151,870
Mastercard, Inc.
160,000 3.950%,  2/26/2048 144,417
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 169,410
Microsoft Corporation
95,000 3.041%,  3/17/2062 71,572
200,000 3.700%,  8/8/2046 181,316
MSCI, Inc.
125,000 4.000%,  11/15/2029
h
112,629
NCR Corporation
100,000 5.125%,  4/15/2029
h
86,500
100,000 6.125%,  9/1/2029
g,h
98,015
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 76,430
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 80,622
180,000 3.250%,  5/11/2041 131,042
Open Text Corporation
72,000 3.875%,  12/1/2029
h
60,512
105,000 4.125%,  2/15/2030
h
89,658
Oracle Corporation
132,000 6.900%,  11/9/2052 147,883
330,000 6.150%,  11/9/2029 350,151
250,000 3.850%,  7/15/2036 213,648
380,000 4.000%,  7/15/2046 291,682
PTC, Inc.
70,000 3.625%,  2/15/2025
h
67,507
40,000 4.000%,  2/15/2028
h
37,193
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
h
21,357
Roper Technologies, Inc.
225,000 1.750%,  2/15/2031 179,821
Seagate HDD Cayman
129,185 9.625%,  12/1/2032
h
141,662
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
h
66,893
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
h
28,210
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
h
174,225
Texas Instruments, Inc.
155,000 4.150%,  5/15/2048 143,118
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
h
55,110
Visa, Inc.
266,000 2.000%,  8/15/2050 168,267
225,000 2.700%,  4/15/2040 179,188
VMware, Inc.
175,000 4.650%,  5/15/2027 173,569
180,000 2.200%,  8/15/2031 142,703
Total 8,093,927
Transportation (0.1%)
Allegiant Travel Company
60,000 7.250%,  8/15/2027
h
59,258
Principal
Amount Long-Term Fixed Income (10.7%) Value
Transportation (0.1%) - continued
American Airlines Group, Inc.
$ 23,000 3.750%,  3/1/2025
g,h
$ 21,664
American Airlines, Inc.
175,000 11.750%,  7/15/2025
h
192,510
48,000 7.250%,  2/15/2028
h
46,686
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
183,000 5.500%,  4/20/2026
h
179,705
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
70,000 5.375%,  3/1/2029
g,h
63,498
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 139,788
140,000 5.750%,  5/1/2040 151,099
100,000 4.450%,  3/15/2043 93,436
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 122,860
CSX Corporation
170,000 3.800%,  4/15/2050 137,994
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
h
41,264
16,000 7.375%,  1/15/2026 16,864
284,000 4.750%,  10/20/2028
h
275,794
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
h
132,805
Hawaiian Brand Intellectual
Property, Ltd.
63,000 5.750%,  1/20/2026
h
58,692
Hertz Corporation
87,000 4.625%,  12/1/2026
h
78,357
104,000 5.000%,  12/1/2029
h
85,084
Mileage Plus Holdings, LLC
282,200 6.500%,  6/20/2027
h
281,749
Norfolk Southern Corporation
463,000 4.450%,  3/1/2033 456,830
Rand Parent, LLC
69,000 8.500%,  2/15/2030
h
62,511
Ryder System, Inc.
133,000 2.850%,  3/1/2027 123,125
Southwest Airlines Company
206,000 2.625%,  2/10/2030 176,910
Union Pacific Corporation
265,000 2.973%,  9/16/2062 175,644
United Airlines, Inc.
74,000 4.375%,  4/15/2026
h
70,671
62,000 4.625%,  4/15/2029
h
56,112
VistaJet Malta Finance plc/XO
Management Holding, Inc.
82,000 6.375%,  2/1/2030
h
70,941
XPO Escrow Sub, LLC
80,000 7.500%,  11/15/2027
h
81,999
Total 3,453,850
U.S. Government & Agencies (3.8%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 257,078
100,000 4.000%,  11/15/2052 106,172
4,485,000 2.250%,  11/15/2027 4,241,654
5,600,000 3.875%,  12/31/2027 5,680,719
7,300,000 2.875%,  5/15/2028 7,078,148

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
U.S. Government & Agencies (3.8%) -
continued
$ 1,510,000 5.250%,  11/15/2028 $ 1,639,058
4,600,000 1.625%,  8/15/2029 4,125,984
4,100,000 1.500%,  2/15/2030 3,617,930
250,000 0.875%,  11/15/2030 208,672
4,680,000 1.375%,  11/15/2031 3,979,097
4,675,000 4.125%,  11/15/2032 4,934,316
1,175,000 4.375%,  5/15/2040 1,288,369
6,780,000 3.000%,  5/15/2042 6,049,561
567,000 4.000%,  11/15/2042 584,010
12,618,000 2.500%,  5/15/2046 10,046,590
10,050,000 2.875%,  5/15/2049 8,611,201
U.S. Treasury Notes
2,610,000 3.000%,  6/30/2024 2,561,164
1,585,000 2.125%,  7/31/2024 1,537,883
2,490,000 2.250%,  11/15/2024 2,412,382
4,360,000 2.125%,  11/30/2024 4,215,745
700,000 1.375%,  1/31/2025 667,051
9,100,000 3.875%,  3/31/2025 9,063,031
17,550,000 2.875%,  5/31/2025 17,148,270
250,000 0.250%,  8/31/2025 229,736
5,715,000 2.625%,  1/31/2026 5,540,648
3,990,000 0.500%,  2/28/2026 3,642,434
20,870,000 2.500%,  2/28/2026 20,156,670
5,000,000 0.500%,  4/30/2027 4,429,492
5,100,000 3.500%,  1/31/2028 5,094,223
3,000,000 3.625%,  3/31/2028 3,016,172
Total 142,163,460
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
h
242,184
Ameren Illinois Company
150,000 4.500%,  3/15/2049 139,581
American Electric Power
Company, Inc.
116,000 5.625%,  3/1/2033 121,519
Appalachian Power Company
92,000 3.300%,  6/1/2027 87,770
Berkshire Hathaway Energy
Company
265,000 4.600%,  5/1/2053 246,908
155,000 4.500%,  2/1/2045 142,079
Calpine Corporation
75,000 4.500%,  2/15/2028
h
69,848
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 205,650
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 70,000
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 101,459
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 56,633
175,000 4.125%,  5/15/2049 147,468
Consumers Energy Company
325,000 4.350%,  4/15/2049 296,655
DTE Electric Company
95,000 3.700%,  3/15/2045 78,161
135,000 3.700%,  6/1/2046 108,967
Principal
Amount Long-Term Fixed Income (10.7%) Value
Utilities (0.2%) - continued
Duke Energy Carolinas, LLC
$ 250,000 3.700%,  12/1/2047 $ 202,510
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 115,292
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 137,643
Edison International
187,000 5.750%,  6/15/2027 191,925
Exelon Corporation
190,000 4.700%,  4/15/2050 173,003
376,000 4.450%,  4/15/2046 327,815
FirstEnergy Corporation
165,000 5.350%,  7/15/2047 152,259
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 80,961
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
127,244
National Rural Utilities Cooperative
Finance Corporation
150,000 3.700%,  3/15/2029 144,512
NextEra Energy Capital Holdings,
Inc.
166,000 6.051%,  3/1/2025 168,760
NextEra Energy Operating
Partners, LP
120,000 3.875%,  10/15/2026
h
112,350
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 255,113
NRG Energy, Inc.
61,000 3.375%,  2/15/2029
h
51,654
198,000 4.450%,  6/15/2029
h
181,598
35,000 5.250%,  6/15/2029
h
32,284
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 122,689
114,000 4.550%,  7/1/2030 105,942
PG&E Corporation
86,000 5.000%,  7/1/2028 80,923
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 118,990
Public Service Company of
Colorado
199,000 4.500%,  6/1/2052 185,186
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 287,372
Southern California Edison
Company
185,000 4.000%,  4/1/2047 152,900
Southern Company
265,000 5.113%,  8/1/2027 267,111
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 131,903
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 83,681
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
h
119,688
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 248,440

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Utilities (0.2%) - continued
Vistra Operations Company, LLC
$ 185,000 5.125%,  5/13/2025
h
$ 180,897
102,000 5.000%,  7/31/2027
h
96,932
Xcel Energy, Inc.
149,000 4.600%,  6/1/2032 146,371
Total 6,898,830
Total Long-Term Fixed Income
(cost $425,303,390) 398,517,922
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
2,641,461 Thrivent Cash Management Trust 2,641,461
Total Collateral Held for
Securities Loaned
(cost $2,641,461) 2,641,461
Shares or
Principal
Amount Short-Term Investments ( 12.5% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.660%, 5/3/2023
n,o
99,975
1,800,000 4.724%, 5/10/2023
n,o
1,797,910
1,000,000 4.690%, 5/12/2023
n,o
998,612
15,000,000 4.650%, 5/15/2023
n,o
14,973,510
1,200,000 4.671%, 5/19/2023
n,o
1,197,276
1,100,000 4.720%, 5/25/2023
n,o
1,096,672
100,000 4.670%, 6/5/2023
n,o
99,540
400,000 4.650%, 6/6/2023
n,o
398,106
300,000 4.870%, 6/9/2023
n,o
298,462
500,000 4.750%, 6/12/2023
n,o
497,239
2,500,000 4.715%, 6/14/2023
n,o
2,485,541
4,400,000 4.722%, 6/21/2023
n,o
4,370,518
300,000 4.800%, 7/12/2023
n,o
297,121
2,800,000 4.800%, 7/19/2023
n,o
2,770,529
300,000 4.915%, 7/26/2023
n,o
296,564
Thrivent Core Short-Term Reserve
Fund
42,847,661 5.260% 428,476,611
U.S. Treasury Bills
2,100,000 4.685%, 5/18/2023
n
2,095,689
100,000 4.772%, 6/8/2023
n
99,497
Total Short-Term Investments
(cost $462,204,778) 462,349,372
Total Investments (cost
$3,332,006,865) 100.3% $3,721,145,213
Other Assets and Liabilities, Net
(0.3%) (9,340,816)
Total Net Assets 100.0% $3,711,804,397
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $66,050,194 or 1.8% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of April 28, 2023
was $207,505 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 28, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 322,455
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,370,187
Common Stock 1,172,482
Total lending $2,542,669
Gross amount payable upon return of
collateral for securities loaned $2,641,461
Net amounts due to counterparty $98,792

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $562,409,728
Gross unrealized depreciation (135,283,443)
Net unrealized appreciation (depreciation) $427,126,285
Cost for federal income tax purposes $3,332,760,433

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 996,000 – 910,439 85,561
Capital Goods 2,283,065 – 2,123,616 159,449
Communications Services 4,678,271 – 4,598,477 79,794
Consumer Cyclical 4,637,688 – 4,637,688 –
Consumer Non-Cyclical 3,137,310 – 3,137,310 –
Energy 608,600 – 608,600 –
Financials 1,890,327 – 1,890,327 –
Technology 5,200,049 – 5,200,049 –
Transportation 1,569,387 – 1,569,387 –
Utilities 192,983 – 192,983 –
Registered Investment Companies
U.S. Affiliated 1,559,309,263 1,527,073,295 32,235,968 –
U.S. Unaffiliated 17,690,533 17,690,533 – –
Common Stock
Communications Services 44,020,696 44,016,811 3,885 –
Consumer Discretionary 101,590,069 101,590,069 – –
Consumer Staples 43,067,234 43,067,234 – –
Energy 43,804,933 43,804,933 – –
Financials 132,966,451 131,823,419 1,143,032 –
Health Care 133,708,534 133,708,534 – –
Industrials 129,118,848 126,487,541 2,631,307 –
Information Technology 155,081,642 153,084,940 1,996,702 –
Materials 36,791,848 35,630,091 1,161,757 –
Real Estate 41,781,746 41,781,746 – –
Utilities 27,012,679 27,012,679 – –
Long-Term Fixed Income
Asset-Backed Securities 18,470,778 – 18,271,278 199,500
Basic Materials 2,568,668 – 2,568,668 –
Capital Goods 7,503,501 – 7,503,501 –
Collateralized Mortgage Obligations 19,410,240 – 19,410,240 –
Commercial Mortgage-Backed Securities 14,889,163 – 14,889,163 –
Communications Services 11,635,223 – 11,635,223 –
Consumer Cyclical 12,049,792 – 12,049,792 –
Consumer Non-Cyclical 13,996,929 – 13,996,929 –
Energy 10,332,489 – 10,332,489 –
Financials 34,476,859 – 34,476,859 –
Foreign Government 171,164 – 171,164 –
Mortgage-Backed Securities 92,403,049 – 92,403,049 –
Technology 8,093,927 – 8,093,927 –
Transportation 3,453,850 – 3,453,850 –
U.S. Government & Agencies 142,163,460 – 142,163,460 –
Utilities 6,898,830 – 6,898,830 –
Short-Term Investments 33,872,761 – 33,872,761 –
Subtotal Investments in Securities $2,923,528,839 $2,426,771,825 $496,232,710 $524,304
Other Investments  * Total
Affiliated Short-Term Investments 428,476,611
U.S. Affiliated Registered Investment Cos. 366,498,302
Collateral Held for Securities Loaned 2,641,461
Subtotal Other Investments $797,616,374
Total Investments at Value $3,721,145,213
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 38,971,720 38,971,720 – –
Total Asset Derivatives $38,971,720 $38,971,720 $– $–
Liability Derivatives
Futures Contracts 230,215 230,215 – –
Total Liability Derivatives $230,215 $230,215 $– $–
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling
$31,677,575 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 193 June 2023 $ 21,562,195 $ 672,009
CBOT 2-Yr. U.S. Treasury Note 218 June 2023 44,511,744 432,021
CBOT 5-Yr. U.S. Treasury Note 316 June 2023 34,059,415 619,117
CBOT U.S. Long Bond 110 June 2023 13,816,484 665,704
CME E-mini S&P 500 Index 2,568 June 2023 509,911,523 27,891,877
CME Ultra Long Term U.S. Treasury Bond 167 June 2023 22,617,246 997,598
ICE mini MSCI EAFE Index 470 June 2023 47,969,638 2,545,962
ICE US mini MSCI Emerging Markets Index 266 June 2023 12,841,162 248,697
Ultra 10-Yr. U.S. Treasury Note 75 June 2023 8,784,385 324,599
Total Futures Long Contracts $ 716,073,792 $ 34,397,584
CBOT 2-Yr. U.S. Treasury Note (27) June 2023 ( $ 5,512,781) ( $ 53,649)
CME E-mini Russell 2000 Index (1,287) June 2023 (117,672,754) 3,464,374
CME E-mini S&P Mid-Cap 400 Index (975) June 2023 (244,918,262) 1,109,762
CME Euro Foreign Exchange Currency (269) June 2023 (36,981,536) (169,045)
Eurex Euro STOXX 50 Index (777) June 2023 (37,090,735) (7,521)
Total Futures Short Contracts ( $ 442,176,068) $4,343,921
Total Futures Contracts $ 273,897,724 $38,741,505

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 35,260,672
Total Equity Contracts 35,260,672
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,711,048
Total Interest Rate Contracts 3,711,048
Total Asset Derivatives $38,971,720
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 169,045
Total Foreign Exchange Contracts 169,045
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 53,649
Total Interest Rate Contracts 53,649
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,521
Total Equity Contracts 7,521
Total Liability Derivatives $230,215
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 23,563
Futures Net realized gains/(losses) on Futures contracts (5,596,103)
Total Interest Rate Contracts (5,572,540)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (15,647,320)
Total Equity Contracts (15,647,320)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 976,721
Total Credit Contracts 976,721
Total ($20,243,139)

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (169,045)
Total Foreign Exchange Contracts (169,045)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 47,947,216
Total Equity Contracts 47,947,216
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 9,202,975
Total Interest Rate Contracts 9,202,975
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (624,963)
Total Credit Contracts (624,963)
Total $56,356,183
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended April 28,
2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $541,363,737
Futures - Short (346,125,476)
Interest Rate Contracts
Futures - Long 107,371,835
Futures - Short (15,589,362)
Options Written (1,602,074)
Foreign Exchange Contracts
Futures - Short (1,865,361)
Credit Contracts
Credit Default Swaps - Buy Protection (16,724)
Credit Default Swaps - Sell Protection 187,262

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $30,562 $983 $– $33,786 4,446 0.9%
Core Emerging Markets Equity 51,668 2,130 – 60,670 7,214 1.6
Core International Equity 60,909 1,656 – 73,040 7,553 2.0
Core Low Volatility Equity 128,528 12,860 – 135,429 11,746 3.6
Core Mid Cap Value — 31,860 – 32,236 3,361 0.9
Core Small Cap Value 65,976 792 – 63,574 7,135 1.7
Global Stock, Class S 158,393 5,563 – 174,848 7,128 4.7
High Yield, Class S 22,057 654 – 23,270 5,703 0.7
Income, Class S 61,780 1,242 – 67,303 8,361 1.8
International Allocation, Class S 229,106 5,244 18,000 255,529 26,101 6.9
Large Cap Growth, Class S 289,984 20,708 – 324,486 22,471 8.7
Large Cap Value, Class S 323,459 19,861 – 332,451 12,851 9.0
Limited Maturity Bond, Class S 36,511 519 – 38,036 3,178 1.0
Mid Cap Stock, Class S 237,376 6,538 – 244,764 7,697 6.6
Small Cap Stock, Class S 65,509 5,689 – 66,386 2,459 1.8
Total U.S. Affiliated Registered Investment
Companies 1,761,818 1,925,808 51.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 343,488 398,179 313,190 428,477 42,848 11.5
Total Affiliated Short-Term Investments 343,488 428,477 11.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,871 265,565 273,795 2,641 2,641 0.1
Total Collateral Held for Securities Loaned 10,871 2,641 0.1
Total Value $2,116,177 $2,356,926
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $2,241 $– $983
Core Emerging Markets Equity – 6,872 – 2,130
Core International Equity – 10,475 – 1,656
Core Low Volatility Equity Fund – (5,959) 10,265 2,595
Core Mid Cap Value – 376 – –
Core Small Cap Value – (3,194) – 792
Global Stock, Class S – 10,892 3,459 2,105
High Yield, Class S – 559 – 653
Income, Class S – 4,281 – 1,239
International Allocation, Class S (6,391) 45,570 – 5,244
Large Cap Growth, Class S – 13,794 20,708 –
Large Cap Value, Class S – (10,869) 13,955 5,907
Limited Maturity Bond, Class S – 1,006 – 519
Mid Cap Stock, Class S – 850 5,665 873
Small Cap Stock, Class S – (4,812) 5,415 274
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 2 (2) – 9,254
Total Income/Non Income Cash from Affiliated Investments $34,224
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 27
Total Affiliated Income from Securities Loaned, Net $27
Total ($6,389) $72,080 $59,467

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.1% )
a
Value
Basic Materials (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 158,189
6.775%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 157,423
Grinding Media, Inc., Term Loan
90,540
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
85,561
Hyperion Materials &
Technologies, Inc., Term Loan
80,193
9.489%,  (LIBOR 3M +
4.500%), 8/30/2028
b
79,057
INEOS US Petrochem, LLC, Term
Loan
230,204
7.847%,  (LIBOR 1M +
2.750%), 1/29/2026
b
228,880
Lummus Technology Holdings V,
LLC, Term Loan
82,756
8.525%,  (LIBOR 1M +
3.500%), 6/30/2027
b
81,710
Nouryon USA, LLC, Term Loan
266,106
7.895%,  (LIBOR 3M +
2.750%), 10/1/2025
b
264,525
Spectrum Group Buyer, Inc., Term
Loan
82,160
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
77,761
Total 974,917
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
125,811
7.097%,  (TSFR1M +
2.000%), 7/22/2029
b
125,221
Berry Global, Inc., Term Loan
156,689
6.650%,  (LIBOR 1M +
1.750%), 7/1/2026
b
156,261
Brookfield WEC Holdings, Inc.,
Term Loan
196,992
7.775%,  (LIBOR 1M +
2.750%), 8/1/2025
b
196,253
BW Holding, Inc., Term Loan
85,368
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
78,609
Charter Next Generation, Inc.,
Term Loan
150,062
8.847%,  (LIBOR 1M +
3.750%), 12/1/2027
b
147,928
Clydesdale Acquisition Holdings,
Inc., Term Loan
227,852
9.257%,  (TSFR1M +
4.175%), 4/13/2029
b
222,352
Cornerstone Building Brands, Inc.,
Term Loan
214,453
8.240%,  (LIBOR 1M +
3.250%), 4/12/2028
b
193,330
Foley Products Company, LLC,
Term Loan
80,403
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
79,498
Ingersoll-Rand Services Company,
Term Loan
132,318
6.832%,  (LIBOR 1M +
1.750%), 2/28/2027
b
131,635
Principal
Amount Bank Loans (2.1%)
a
Value
Capital Goods (0.2%) - continued
Quikrete Holdings, Inc., Term Loan
$ 92,522
7.650%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 91,861
168,300
8.025%,  (LIBOR 1M +
3.000%), 3/18/2029
b
167,420
Smyrna Ready Mix Concrete, LLC,
Term Loan
161,060
9.332%,  (TSFR1M +
4.250%), 4/1/2029
b,c
159,450
TK Elevator US Newco, Inc., Term
Loan
134,326
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
130,968
TransDigm, Inc., Term Loan
269,038
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
268,613
Vertiv Group Corporation, Term
Loan
132,323
7.598%,  (LIBOR 1M +
2.750%), 3/2/2027
b
130,813
Total 2,280,212
Communications Services (0.3%)
Altice France SA/France, Term
Loan
275,281
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
258,420
CCI Buyer, Inc., Term Loan
106,457
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
104,528
Cengage Learning, Inc., Term
Loan
87,954
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
85,742
Charter Communications
Operating, LLC, Term Loan
331,283
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
325,486
Clear Channel Outdoor Holdings,
Inc., Term Loan
211,883
8.750%,  (LIBOR 3M +
3.500%), 8/21/2026
b
199,346
Connect Finco SARL, Term Loan
80,585
8.530%,  (LIBOR 1M +
3.500%), 12/12/2026
b
80,081
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
9.668%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
79,794
112,056
10.168%,  (TSFR1M +
5.250%), 4/27/2027
b
111,706
CSC Holdings, LLC, Term Loan
122,499
7.448%,  (LIBOR 1M +
2.500%), 4/15/2027
b,d,e
108,014
DIRECTV Financing, LLC, Term
Loan
281,125
10.025%,  (LIBOR 1M +
5.000%), 8/2/2027
b
269,442
Intelsat Jackson Holdings SA,
Term Loan
161,126
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
158,885

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Communications Services (0.3%) - continued
Level 3 Financing, Inc., Term Loan
$ 138,000
6.847%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 117,580
Lumen Technologies, Inc., Term
Loan
170,584
7.347%,  (LIBOR 3M +
2.250%), 3/15/2027
b
115,438
MH Sub I, LLC, Term Loan
201,288
0.000%,  (TSFR1M +
4.250%), 4/25/2028
b,d,e
192,985
NEP Group, Inc., Term Loan
87,940
8.275%,  (LIBOR 1M +
3.250%), 10/20/2025
b
82,148
Playtika Holding Corporation, Term
Loan
106,457
7.775%,  (LIBOR 1M +
2.750%), 3/11/2028
b
105,625
Radiate Holdco, LLC, Term Loan
169,350
8.275%,  (LIBOR 1M +
3.250%), 9/25/2026
b
139,608
RLG Holdings, LLC, Term Loan
85,367
9.025%,  (LIBOR 1M +
4.000%), 7/8/2028
b
80,530
SBA Senior Finance II, LLC, Term
Loan
261,627
6.780%,  (LIBOR 1M +
1.750%), 4/11/2025
b
261,258
UPC Financing Partnership, Term
Loan
81,000
7.873%,  (LIBOR 1M +
2.925%), 1/31/2029
b
79,852
Virgin Media Bristol, LLC, Term
Loan
200,000
7.448%,  (LIBOR 3M +
2.500%), 1/31/2028
b
196,562
Zayo Group Holdings, Inc., Term
Loan
169,000
8.025%,  (LIBOR 1M +
3.000%), 3/9/2027
b
136,927
Ziggo Financing Partnership, Term
Loan
135,000
7.448%,  (LIBOR 1M +
2.500%), 4/30/2028
b
132,385
Total 3,422,342
Consumer Cyclical (0.4%)
1011778 B.C., ULC, Term Loan
328,303
6.775%,  (LIBOR 1M +
1.750%), 11/19/2026
b
324,406
AlixPartners, LLP, Term Loan
93,523
7.775%,  (LIBOR 1M +
2.750%), 2/4/2028
b
93,302
Allied Universal Holdco, LLC, Term
Loan
328,333
8.832%,  (LIBOR 1M +
3.750%), 5/14/2028
b
316,313
Alterra Mountain Company, Term
Loan
103,475
8.525%,  (LIBOR 1M +
3.500%), 8/17/2028
b
103,043
Arches Buyer, Inc., Term Loan
56,855
8.332%,  (LIBOR 1M +
3.250%), 12/6/2027
b
52,591
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.4%) - continued
Belron Luxembourg SARL, Term
Loan
$ 46,040
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
$ 45,925
Caesars Entertainment, Inc., Term
Loan
199,000
8.332%,  (TSFR1M +
3.250%), 2/6/2030
b
198,005
Carnival Corporation, Term Loan
137,179
8.025%,  (LIBOR 1M +
3.000%), 6/30/2025
b
136,193
124,370
8.275%,  (LIBOR 1M +
3.250%), 10/18/2028
b
121,935
Clarios Global, LP, Term Loan
213,000
8.275%,  (LIBOR 1M +
3.250%), 4/30/2026
b
212,423
181,159
0.000%,  (TSFR1M +
3.750%), 4/20/2030
b,d,e
180,856
Crocs, Inc., Term Loan
95,696
8.582%,  (TSFR1M +
3.500%), 2/19/2029
b
95,544
Delta 2 Lux SARL, Term Loan
195,000
8.232%,  (TSFR1M +
3.250%), 1/15/2030
b
195,146
Fertitta Entertainment, LLC/NV,
Term Loan
80,593
8.982%,  (TSFR1M +
4.000%), 1/27/2029
b
78,327
First Brands Group, LLC, Term
Loan
104,466
10.456%,  (TSFR6M +
5.000%), 3/30/2027
b
101,027
Go Daddy Operating Company,
LLC, Term Loan
129,675
8.232%,  (TSFR1M +
3.250%), 11/10/2029
b
129,675
Great Outdoors Group, LLC, Term
Loan
184,066
8.775%,  (LIBOR 1M +
3.750%), 3/5/2028
b
182,341
Harbor Freight Tools USA, Inc.,
Term Loan
163,163
7.775%,  (LIBOR 1M +
2.750%), 10/19/2027
b
158,108
Hilton Worldwide Finance, LLC,
Term Loan
198,000
6.821%,  (LIBOR 1M +
1.750%), 6/21/2026
b
197,566
IRB Holding Corporation, Term
Loan
189,521
8.082%,  (TSFR1M +
3.000%), 12/15/2027
b
186,277
Petco Health & Wellness
Company, Inc., Term Loan
85,177
8.410%,  (LIBOR 3M +
3.250%), 3/4/2028
b
83,880
PetSmart, LLC, Term Loan
258,684
8.832%,  (LIBOR 1M +
3.750%), 2/12/2028
b
257,390
Pilot Travel Centers, LLC, Term
Loan
222,303
7.082%,  (TSFR1M +
2.000%), 8/6/2028
b
221,589

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.4%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 263,655
7.608%,  (LIBOR 1M +
2.750%), 9/23/2026
b
$ 263,051
Scientific Games Holdings, LP,
Term Loan
134,325
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
132,219
Scientific Games International,
Inc., Term Loan
198,997
7.981%,  (TSFR1M +
3.000%), 4/14/2029
b
198,144
Staples, Inc., Term Loan
34,562
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
34,237
138,399
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
124,704
Stars Group Holdings BV, Term
Loan
77,606
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
77,476
Uber Technologies, Inc., Term
Loan
94,640
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
94,285
UFC Holdings, LLC, Term Loan
129,908
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
129,511
Total 4,725,489
Consumer Non-Cyclical (0.3%)
AI Aqua Merger Sub, Inc., Term
Loan
173,067
8.584%,  (TSFR1M +
3.750%), 7/30/2028
b
168,330
Alltech, Inc., Term Loan
80,193
9.025%,  (LIBOR 1M +
4.000%), 10/15/2028
b
77,186
Bausch + Lomb Corporation, Term
Loan
206,957
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
201,065
Chobani, LLC, Term Loan
82,776
8.597%,  (LIBOR 1M +
3.500%), 10/23/2027
b
82,336
DaVita, Inc., Term Loan
66,822
6.847%,  (LIBOR 1M +
1.750%), 8/12/2026
b
66,161
Elanco Animal Health, Inc., Term
Loan
105,062
6.653%,  (LIBOR 1M +
1.750%), 8/1/2027
b
101,963
Froneri U.S., Inc., Term Loan
203,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
200,304
Gainwell Acquisition Corporation,
Term Loan
284,273
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
273,436
ICON Luxembourg SARL, Term
Loan
235,437
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
235,277
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 261,524
8.525%,  (LIBOR 1M +
3.500%), 5/5/2028
b
$ 261,126
LifePoint Health, Inc., Term Loan
114,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
107,096
Medline Borrower, LP, Term Loan
478,583
8.275%,  (LIBOR 1M +
3.250%), 10/21/2028
b
464,158
Organon & Company, Term Loan
239,455
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
238,957
Packaging Coordinators Midco,
Inc., Term Loan
77,802
8.659%,  (LIBOR 3M +
3.500%), 11/30/2027
b
75,431
Phoenix Newco, Inc., Term Loan
108,452
8.275%,  (LIBOR 1M +
3.250%), 11/15/2028
b
106,493
PRA Health Sciences, Inc., Term
Loan
58,659
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
58,620
Reynolds Consumer Products,
LLC, Term Loan
158,069
6.832%,  (LIBOR 1M +
1.750%), 2/4/2027
b
156,308
Select Medical Corporation, Term
Loan
133,000
7.530%,  (LIBOR 1M +
2.500%), 3/6/2025
b
132,543
Sotera Health Holdings, LLC, Term
Loan
92,500
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
89,609
Total 3,096,399
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
132,323
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
131,887
CQP Holdco, LP, Term Loan
263,658
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
262,867
GIP II Blue Holding, LP, Term Loan
72,334
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
72,049
GIP III Stetson I, LP, Term Loan
73,056
9.332%,  (LIBOR 1M +
4.250%), 7/18/2025
b
72,813
Oryx Midstream Services Permian
Basin, LLC, Term Loan
59,846
8.193%,  (LIBOR 3M +
3.250%), 10/5/2028
b
59,140
Total 598,756
Financials (0.2%)
Acrisure, LLC, Term Loan
124,359
8.525%,  (LIBOR 1M +
3.500%), 2/15/2027
b
118,607

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Financials (0.2%) - continued
Alliant Holdings Intermediate, LLC,
Term Loan
$ 52,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
$ 51,523
AmWINS Group, Inc., Term Loan
198,983
7.275%,  (LIBOR 1M +
2.250%), 2/19/2028
b
196,677
Asurion, LLC, Term Loan
165,578
8.275%,  (LIBOR 1M +
3.250%), 12/23/2026
b
154,350
93,100
8.275%,  (LIBOR 1M +
3.250%), 7/31/2027
b
85,807
Edelman Financial Engines Center,
LLC, Term Loan
54,721
8.775%,  (LIBOR 1M +
3.750%), 4/7/2028
b
52,834
First Eagle Holdings, Inc., Term
Loan
54,710
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
52,756
FleetCor Technologies Operating
Company, LLC, Term  Loan
106,459
6.775%,  (LIBOR 1M +
1.750%), 4/30/2028
b
105,173
Focus Financial Partners, LLC,
Term Loan
89,774
8.232%,  (TSFR1M +
3.250%), 6/30/2028
b
89,152
Howden Group Holdings, Ltd.,
Term Loan
54,720
8.313%,  (LIBOR 1M +
3.250%), 11/12/2027
b
54,013
HUB International, Ltd., Term Loan
224,820
8.020%,  (LIBOR 1M +
3.000%), 4/25/2025
b
224,240
Hudson River Trading, LLC, Term
Loan
56,711
8.097%,  (TSFR1M +
3.000%), 3/18/2028
b
53,157
Jane Street Group, LLC, Term
Loan
106,455
7.775%,  (LIBOR 1M +
2.750%), 1/26/2028
b
105,973
Sedgwick Claims Management
Services, Inc., Term Loan
87,500
8.732%,  (TSFR1M +
3.750%), 2/24/2028
b
86,419
Trans Union, LLC, Term Loan
176,512
7.275%,  (LIBOR 1M +
2.250%), 12/1/2028
b
175,830
USI, Inc./NY, Term Loan
197,010
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
196,435
VFH Parent, LLC, Term Loan
80,190
8.064%,  (TSFR1M +
3.000%), 1/13/2029
b
78,261
Total 1,881,207
Technology (0.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
132,333
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
126,709
Principal
Amount Bank Loans (2.1%)
a
Value
Technology (0.5%) - continued
AthenaHealth Group, Inc., Delayed
Draw
$ 31,322
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
$ 29,309
AthenaHealth Group, Inc., Term
Loan
254,968
8.464%,  (PRIME + 3.500%),
2/15/2029
b
238,576
Boxer Parent Company, Inc., Term
Loan
201,815
8.775%,  (LIBOR 1M +
3.750%), 10/2/2025
b
199,195
Central Parent, Inc., Term Loan
236,407
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
236,048
Cloud Software Group, Inc., Term
Loan
143,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
133,512
Coherent Corporation, Term Loan
127,110
7.847%,  (LIBOR 3M +
2.750%), 7/1/2029
b
126,396
CommScope, Inc., Term Loan
155,000
8.275%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
143,298
CoreLogic, Inc., Term Loan
101,742
8.563%,  (LIBOR 1M +
3.500%), 6/2/2028
b
91,041
Cornerstone OnDemand, Inc.,
Term Loan
145,266
8.775%,  (LIBOR 1M +
3.750%), 10/15/2028
b
129,589
Dcert Buyer, Inc., Term Loan
160,174
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
158,473
Dun & Bradstreet Corporation,
Term Loan
158,168
8.268%,  (LIBOR 1M +
3.250%), 2/8/2026
b
157,822
Entegris, Inc., Term Loan
129,675
7.661%,  (TSFR1M +
2.750%), 7/6/2029
b
129,492
Gen Digital, Inc., Term Loan
152,925
7.082%,  (TSFR1M +
2.000%), 9/12/2029
b
151,180
Genesys Cloud Services Holdings
II, LLC, Term Loan
132,323
9.025%,  (LIBOR 1M +
4.000%), 12/1/2027
b
130,918
Hyland Software, Inc., Term Loan
132,307
8.525%,  (LIBOR 1M +
3.500%), 7/1/2024
b
131,274
Informatica, LLC, Term Loan
132,332
7.813%,  (LIBOR 1M +
2.750%), 10/29/2028
b
131,736
Ingram Micro, Inc., Term Loan
132,327
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
129,349
Magenta Buyer, LLC, Term Loan
142,278
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
119,513

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Technology (0.5%) - continued
McAfee Corporation, Term Loan
$ 271,632
8.653%,  (TSFR1M +
3.750%), 3/1/2029
b
$ 255,722
Mitchell International, Inc., Term
Loan
165,166
8.760%,  (LIBOR 1M +
3.750%), 10/15/2028
b
158,465
MKS Instruments, Inc., Term Loan
237,805
7.814%,  (TSFR1M +
2.750%), 8/17/2029
b
236,488
Open Text Corporation, Term Loan
204,488
8.582%,  (TSFR1M +
3.500%), 1/31/2030
b
204,265
Peraton Corporation, Term Loan
410,985
8.832%,  (LIBOR 1M +
3.750%), 2/1/2028
b
402,079
Polaris Newco, LLC, Term Loan
237,793
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
220,058
Proofpoint, Inc., Term Loan
176,108
8.275%,  (LIBOR 1M +
3.250%), 8/31/2028
b
172,072
RealPage, Inc., Term Loan
134,318
8.025%,  (LIBOR 1M +
3.000%), 4/22/2028
b
130,306
SS&C Technologies, Inc., Term
Loan
18,403
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
18,359
19,561
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
19,514
88,738
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
88,527
Tempo Acquisition, LLC, Term
Loan
129,345
7.982%,  (TSFR1M +
3.000%), 8/31/2028
b
129,129
UKG, Inc., Term Loan
281,574
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
273,831
Verscend Holding Corporation,
Term Loan
193,881
9.025%,  (LIBOR 1M +
4.000%), 8/27/2025
b
193,518
Total 5,195,763
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
319,800
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
321,620
Air Canada, Term Loan
250,493
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
249,594
Brown Group Holding, LLC, Term
Loan
106,421
7.582%,  (LIBOR 1M +
2.500%), 6/7/2028
b
103,932
Genesee & Wyoming, Inc., Term
Loan
132,318
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
131,798
Principal
Amount Bank Loans (2.1%)
a
Value
Transportation (0.1%) - continued
KKR Apple Bidco, LLC, Term Loan
$ 82,500
0.000%,  (TSFR1M +
2.750%), 9/23/2028
b,d,e
$ 81,379
Mileage Plus Holdings, LLC, Term
Loan
106,250
10.213%,  (LIBOR 3M +
5.250%), 6/20/2027
b
110,455
SkyMiles IP, Ltd., Term Loan
252,900
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
261,822
United Airlines, Inc., Term Loan
259,501
8.770%,  (LIBOR 1M +
3.750%), 4/21/2028
b
258,284
XPO, Inc., Term Loan
133,000
6.621%,  (LIBOR 1M +
1.750%), 2/23/2025
b
132,682
Total 1,651,566
Utilities (<0.1%)
PG&E Corporation, Term Loan
193,538
8.063%,  (LIBOR 1M +
3.000%), 6/23/2025
b
192,917
Total 192,917
Total Bank Loans
(cost $24,154,985) 24,019,568
Shares
Registered Investment
Companies ( 40.1% ) Value
U.S. Affiliated  (39.7%)
4,550,445 Thrivent Core Emerging Markets
Debt Fund 34,583,382
875,992 Thrivent Core Emerging Markets
Equity Fund 7,367,089
1,437,296 Thrivent Core International Equity
Fund 13,898,656
2,141,483 Thrivent Core Low Volatility Equity
Fund 24,691,298
659,403 Thrivent Core Mid Cap Value Fund 6,323,674
1,076,999 Thrivent Core Small Cap Value
Fund 9,596,063
72,373 Thrivent Global Stock Fund, Class
S 1,775,315
6,008,276 Thrivent High Yield Fund, Class S 24,513,765
9,227,287 Thrivent Income Fund, Class S 74,279,657
2,702,938 Thrivent International Allocation
Fund, Class S 26,461,763
3,540,701 Thrivent Large Cap Growth Fund,
Class S 51,127,728
3,695,806 Thrivent Large Cap Value Fund,
Class S 95,610,507
3,422,563 Thrivent Limited Maturity Bond
Fund, Class S 40,968,079
816,743 Thrivent Mid Cap Stock Fund,
Class S 25,972,431
264,226 Thrivent Small Cap Stock Fund,
Class S 7,134,107
Total 444,303,514
U.S. Unaffiliated  (0.4%)
2,822 Communication Services Select
Sector SPDR Fund 169,038

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (40.1%) Value
U.S. Unaffiliated  (0.4%)- continued
1,057 Invesco QQQ Trust Series 1 $ 340,946
6,134 SPDR Bloomberg High Yield Bond
ETF
f
567,334
8,419 SPDR S&P 500 ETF Trust 3,501,715
3,193 SPDR S&P Biotech ETF
g
256,078
1,354 SPDR S&P Oil & Gas Exploration
ETF 172,107
Total 5,007,218
Total Registered Investment
Companies (cost $390,260,547) 449,310,732
Principal
Amount Long-Term Fixed Income ( 37.1% ) Value
Asset-Backed Securities (1.6%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
393,119
720 East CLO I, Ltd.
600,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
603,814
175,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
176,624
Access Group, Inc.
55,968
5.520%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
54,720
Affirm Asset Securitization Trust
750,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
714,526
225,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
c,h
224,437
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
554,839
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
425,189
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
290,219
Ares XL CLO, Ltd.
450,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
419,431
Bankers Healthcare Group
Securitization Trust
264,811
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
262,433
CarVal CLO II, Ltd.
275,000
7.250%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
260,948
CarVal CLO VII-C, Ltd.
400,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,h
400,739
CarVal CLO VIII-C, Ltd.
325,000
7.371%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
326,198
Principal
Amount Long-Term Fixed Income (37.1%) Value
Asset-Backed Securities (1.6%) - continued
$ 300,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
$ 301,141
CMFT Net Lease Master Issuer,
LLC
312,972
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
259,487
Commonbond Student Loan Trust
38,869
5.520%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
37,718
Dryden 36 Senior Loan Fund
375,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
359,933
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,049,403
Foundation Finance Trust
199,447
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
177,461
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
501,608
GSAA Home Equity Trust
886,348
4.485%,  8/25/2034, Ser.
2004-10, Class M2
i
823,242
Harley Marine Financing, LLC
1,101,065
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,065,507
Home Partners of America Trust
580,319
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
518,068
476,698
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
395,593
Laurel Road Prime Student Loan
Trust
196,109
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
185,420
Longfellow Place CLO, Ltd.
849,546
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
841,122
250,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
242,767
Marlette Funding Trust
214,948
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
213,202
Mercury Financial Credit Card
Master Trust
650,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
611,805
National Collegiate Trust
114,219
5.315%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
109,635
Oak Street Investment
383,142
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
343,059

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Asset-Backed Securities (1.6%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 332,903
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
$ 317,306
165,752
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
158,031
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
268,287
Sound Point CLO XIV, Ltd.
550,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
532,934
Tricon Residential Trust
400,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
361,056
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
207,520
Vericrest Opportunity Loan
Transferee
249,961
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
228,599
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
457,513
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
265,864
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
230,995
193,359
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
177,505
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
171,731
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
214,012
Wind River CLO, Ltd.
350,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
344,604
275,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
261,520
Total 17,340,884
Basic Materials (0.3%)
Alcoa Nederland Holding BV
98,000 5.500%,  12/15/2027
h
96,413
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
185,220
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
h
85,518
Chemours Company
95,000 5.750%,  11/15/2028
h
84,434
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 78,541
50,000 4.625%,  3/1/2029
f,h
45,298
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
h
148,547
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
h
174,753
Principal
Amount Long-Term Fixed Income (37.1%) Value
Basic Materials (0.3%) - continued
Glencore Funding, LLC
$ 136,000 3.375%,  9/23/2051
h
$ 94,106
235,000 4.000%,  3/27/2027
h
227,296
Hecla Mining Company
55,000 7.250%,  2/15/2028 55,005
Hudbay Minerals, Inc.
90,000 4.500%,  4/1/2026
h
83,810
Mercer International, Inc.
43,000 5.125%,  2/1/2029 35,908
Methanex Corporation
96,000 4.250%,  12/1/2024 93,787
Mosaic Company
200,000 4.050%,  11/15/2027 194,148
Novelis Corporation
45,000 3.250%,  11/15/2026
h
41,196
50,000 4.750%,  1/30/2030
h
45,244
45,000 3.875%,  8/15/2031
h
37,683
Nutrien, Ltd.
68,000 4.900%,  3/27/2028 68,279
OCI NV
76,000 4.625%,  10/15/2025
h
72,220
Olin Corporation
170,000 5.125%,  9/15/2027 164,475
10,000 5.625%,  8/1/2029 9,750
SCIL IV, LLC/SCIL USA Holdings,
LLC
106,000 5.375%,  11/1/2026
h
97,589
SK Invictus Intermediate II SARL
83,000 5.000%,  10/30/2029
h
70,668
SPCM SA
105,000 3.375%,  3/15/2030
h
86,875
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
h
87,065
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
h
68,271
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
h
75,810
United States Steel Corporation
110,000 6.875%,  3/1/2029 108,086
Total 2,715,995
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
90,000 6.375%,  6/15/2030
h
89,039
AECOM
165,000 5.125%,  3/15/2027 161,629
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
h
112,743
15,000 4.625%,  5/15/2030
h
13,597
ARD Finance SA
32,000 6.500%,  6/30/2027
h
26,225
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
144,000 5.250%,  8/15/2027
h
123,149
Boeing Company
415,000 5.930%,  5/1/2060 410,055
185,000 5.040%,  5/1/2027 185,886
325,000 5.705%,  5/1/2040 326,191
Bombardier, Inc.
25,000 7.125%,  6/15/2026
h
24,921

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Capital Goods (0.7%) - continued
$ 117,000 7.875%,  4/15/2027
f,h
$ 116,656
85,000 6.000%,  2/15/2028
h
80,618
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
h
65,356
Canpack SA/Canpack US, LLC
150,000 3.125%,  11/1/2025
h
133,051
Carrier Global Corporation
170,000 3.577%,  4/5/2050 126,979
275,000 2.700%,  2/15/2031 236,239
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
h
106,090
Clean Harbors, Inc.
136,000 6.375%,  2/1/2031
h
138,753
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
h
13,741
27,000 8.750%,  4/15/2030
h
24,848
CNH Industrial NV
110,000 3.850%,  11/15/2027 105,689
Cornerstone Building Brands, Inc.
71,000 6.125%,  1/15/2029
h
53,428
Covanta Holding Corporation
44,000 4.875%,  12/1/2029
h
39,160
CP Atlas Buyer, Inc.
80,000 7.000%,  12/1/2028
f,h
60,119
Crown Cork & Seal Company, Inc.
88,000 7.375%,  12/15/2026 92,501
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
h
65,713
145,000 3.500%,  9/1/2028
h
131,784
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
h
149,048
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
h
85,949
Howmet Aerospace, Inc.
224,000 3.000%,  1/15/2029 201,018
204,000 5.950%,  2/1/2037 207,583
Ingersoll-Rand Luxembourg
Finance SA
129,000 3.500%,  3/21/2026 124,780
JELD-WEN, Inc.
18,000 6.250%,  5/15/2025
h
18,125
30,000 4.625%,  12/15/2025
h
28,950
John Deere Capital Corporation
136,000 4.350%,  9/15/2032 136,662
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 183,438
40,000 6.150%,  9/1/2036 45,802
Mauser Packaging Solutions
Holding Company
100,000 9.250%,  4/15/2027
h
94,900
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
h
46,200
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
h
52,379
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
h
99,391
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
h
112,770
Principal
Amount Long-Term Fixed Income (37.1%) Value
Capital Goods (0.7%) - continued
Northrop Grumman Corporation
$ 300,000 3.850%,  4/15/2045 $ 249,953
OI European Group BV
136,000 4.750%,  2/15/2030
h
124,862
Owens-Brockway Glass Container,
Inc.
32,000 5.875%,  8/15/2023
h
31,942
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
h
70,449
Parker-Hannifin Corporation
340,000 4.500%,  9/15/2029 337,217
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
h
97,006
Raytheon Technologies
Corporation
170,000 4.125%,  11/16/2028 167,703
200,000 4.450%,  11/16/2038 190,453
175,000 3.750%,  11/1/2046 144,466
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026
h
172,400
Republic Services, Inc.
125,000 2.900%,  7/1/2026 119,383
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
h
70,751
Sealed Air Corporation
86,000 6.125%,  2/1/2028
h
87,264
Silgan Holdings, Inc.
41,000 4.125%,  2/1/2028 38,335
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
h
149,748
Textron, Inc.
275,000 3.375%,  3/1/2028 258,030
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
55,000 7.750%,  4/15/2026
h
48,950
TransDigm, Inc.
82,000 6.250%,  3/15/2026
h
82,388
345,000 5.500%,  11/15/2027 331,090
Triumph Group, Inc.
88,000 9.000%,  3/15/2028
h
89,207
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 115,296
90,000 4.000%,  7/15/2030 80,548
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
h
46,477
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
h
138,573
Total 7,893,646
Collateralized Mortgage Obligations (1.7%)
Alternative Loan Trust
123,823
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 71,806
BINOM Securitization Trust
272,982
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
240,784
CHL Mortgage Pass-Through Trust
649,533
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 367,264

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
CHNGE Mortgage Trust
$ 645,116
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
$ 635,342
Citicorp Mortgage Securities, Inc.
201,421
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 179,829
COLT Mortgage Loan Trust
546,479
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
464,032
Countrywide Alternative Loan Trust
130,052
3.170%,  10/25/2035, Ser.
2005-43, Class 4A1
b
106,066
396,619
7.000%,  10/25/2037, Ser.
2007-24, Class A10 151,549
Countrywide Home Loans, Inc.
75,632
5.750%,  4/25/2037, Ser.
2007-3, Class A27 37,127
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
291,569
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
407,595
481,209
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
389,689
316,128
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
312,616
293,594
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
248,584
831,687
3.461%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
835,516
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
35,901
6.000%,  5/25/2023, Ser.
2006-AR5, Class 23A 25,897
Federal Home Loan Mortgage
Corporation - REMIC
1,097,391
4.000%,  1/25/2051, Ser.
5249, Class LA 1,069,859
246,435
3.000%,  2/15/2033, Ser.
4170, Class IG
j
21,847
257,327
3.000%,  3/15/2033, Ser.
4180, Class PI
j
27,103
917,212
4.500%,  10/15/2033, Ser.
2695, Class BH 914,252
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 535,414
Federal National Mortgage
Association - REMIC
868,558
4.500%,  6/25/2052, Ser.
2022-43, Class MA 856,830
494,121
4.000%,  7/25/2052, Ser.
2022-37, Class PE 479,149
367,082
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
14,958
1,530,431
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,547,454
893,134
4.500%,  1/25/2046, Ser.
2022-68, Class BA 883,375
Flagstar Mortgage Trust
284,255
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
249,565
Principal
Amount Long-Term Fixed Income (37.1%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
GCAT Trust
$ 436,175
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
$ 371,236
GS Mortgage-Backed Securities
Trust
673,242
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
575,017
GSR Mortgage Loan Trust
368,057
3.961%,  9/25/2034, Ser.
2004-11, Class 2A2
b
347,389
J.P. Morgan Mortgage Trust
492,138
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
404,361
392,043
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
315,495
LHOME Mortgage Trust
403,576
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
395,169
200,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
192,650
Mello Mortgage Capital
Acceptance
543,130
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
446,258
Merrill Lynch Alternative Note
Asset Trust
78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 31,793
New Residential Mortgage Loan
Trust
1,082,075
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
889,077
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
488,876
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
307,637
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
761,522
Preston Ridge Partners Mortgage
Trust, LLC
329,625
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
312,064
Residential Accredit Loans, Inc.
Trust
94,297
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 80,307
Residential Asset Securitization
Trust
437,029
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 265,575
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
475,585
Sequoia Mortgage Trust
229,328
3.184%,  9/20/2046, Ser.
2007-1, Class 4A1
b
155,913
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
483,893

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
TRK Trust
$ 400,304
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
$ 336,769
Vericrest Opportunity Loan
Transferee
301,377
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
285,306
Verus Securitization Trust
237,582
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
202,522
Total 19,489,485
Commercial Mortgage-Backed Securities (1.6%)
BANK 2022-BNK39
2,743,305
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
79,650
BANK5 2023-5YR1
675,000
6.260%,  3/15/2056, Ser.
2023-5YR1, Class A3
b
708,119
BBCMS Mortgage Trust
1,259,566
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
54,274
550,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 572,523
3,995,020
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
325,298
2,945,444
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
276,158
Benchmark Mortgage Trust
950,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 799,634
BFLD Trust
150,000
6.648%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
127,987
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
1,594,889
1,250,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
1,185,718
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
1,663,631
1,250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
1,205,119
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
1,747,605
2,450,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
2,374,846
2,250,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
2,187,793
650,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,k
658,646
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,500,000
4.250%,  5/25/2033, Ser.
K155, Class A2 1,508,202
Principal
Amount Long-Term Fixed Income (37.1%) Value
Commercial Mortgage-Backed Securities (1.6%)
- continued
Morgan Stanley Capital I Trust
$ 2,924,540
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
$ 289,588
SCOTT Trust
575,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
585,456
Total 17,945,136
Communications Services (1.1%)
Activision Blizzard, Inc.
272,000 2.500%,  9/15/2050 177,582
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
h
49,255
Altice Financing SA
50,000 5.750%,  8/15/2029
h
39,883
Altice France SA/France
184,000 5.125%,  7/15/2029
h
136,040
57,000 5.500%,  10/15/2029
h
42,669
AMC Networks, Inc.
40,000 5.000%,  4/1/2024 39,452
131,000 4.250%,  2/15/2029 90,757
American Tower Corporation
180,000 3.375%,  10/15/2026 171,391
135,000 2.900%,  1/15/2030 119,055
157,000 5.650%,  3/15/2033 163,047
AT&T, Inc.
204,000 3.650%,  6/1/2051 152,097
301,000 3.500%,  9/15/2053 215,885
175,000 2.300%,  6/1/2027 160,506
275,000 4.350%,  3/1/2029 270,298
200,000 4.900%,  8/15/2037 193,901
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
h
60,865
160,000 5.125%,  5/1/2027
h
150,971
78,000 5.000%,  2/1/2028
h
72,118
10,000 6.375%,  9/1/2029
h
9,504
115,000 4.750%,  3/1/2030
h
98,946
100,000 4.500%,  8/15/2030
h
83,970
54,000 4.250%,  2/1/2031
h
44,227
107,000 4.750%,  2/1/2032
h
88,540
89,000 4.250%,  1/15/2034
h
67,795
Cengage Learning, Inc.
73,000 9.500%,  6/15/2024
h
73,000
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
150,000 4.500%,  2/1/2024 148,251
203,000 4.200%,  3/15/2028 192,561
360,000 3.500%,  6/1/2041 245,987
Clear Channel Worldwide
Holdings, Inc.
84,000 5.125%,  8/15/2027
h
75,874
Comcast Corporation
176,000 2.887%,  11/1/2051 120,277
225,000 4.250%,  10/15/2030 222,831
145,000 4.400%,  8/15/2035 142,198
317,000 4.750%,  3/1/2044 298,909

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Communications Services (1.1%) - continued
Connect Finco SARL/Connect US
Finco, LLC
$ 53,000 6.750%,  10/1/2026
h
$ 50,512
Consolidated Communications,
Inc.
47,000 5.000%,  10/1/2028
h
34,460
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
h
214,778
Crown Castle, Inc.
136,000 4.800%,  9/1/2028 136,188
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
h
114,828
110,000 6.500%,  2/1/2029
h
91,843
123,000 4.125%,  12/1/2030
h
88,275
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 413,989
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
123,000 5.875%,  8/15/2027
h
107,941
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 219,758
DISH DBS Corporation
35,000 5.875%,  11/15/2024 28,958
48,000 5.250%,  12/1/2026
h
36,664
36,000 7.375%,  7/1/2028 18,037
62,000 5.750%,  12/1/2028
h
44,076
54,000 5.125%,  6/1/2029 24,904
DISH Network Corporation
52,000 11.750%,  11/15/2027
h
49,122
Frontier Communications
Holdings, LLC
105,000 5.875%,  10/15/2027
h
96,651
41,000 6.750%,  5/1/2029
h
32,999
26,000 8.750%,  5/15/2030
h
25,717
GCI, LLC
100,000 4.750%,  10/15/2028
h
85,500
Gray Escrow II, Inc.
134,000 5.375%,  11/15/2031
h
85,897
Gray Television, Inc.
115,000 4.750%,  10/15/2030
h
74,288
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 75,559
Iliad Holding SASU
127,000 6.500%,  10/15/2026
h
122,201
Lamar Media Corporation
75,000 3.750%,  2/15/2028 68,815
56,000 3.625%,  1/15/2031 48,238
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
h
80,740
Level 3 Financing, Inc.
97,000 4.625%,  9/15/2027
h
59,910
135,000 4.250%,  7/1/2028
h
78,698
49,000 10.500%,  5/15/2030
h
46,908
Magallanes, Inc.
238,000 5.141%,  3/15/2052
h
190,176
204,000 4.054%,  3/15/2029
h
188,834
204,000 5.050%,  3/15/2042
h
168,728
Meta Platforms, Inc.
272,000 3.850%,  8/15/2032 256,763
Principal
Amount Long-Term Fixed Income (37.1%) Value
Communications Services (1.1%) - continued
Netflix, Inc.
$ 70,000 4.875%,  4/15/2028 $ 70,436
55,000 5.875%,  11/15/2028 57,783
138,000 5.375%,  11/15/2029
h
141,078
180,000 4.875%,  6/15/2030
f,h
178,773
News Corporation
98,000 3.875%,  5/15/2029
h
87,007
NTT Finance Corporation
238,000 4.372%,  7/27/2027
h
238,283
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 92,413
90,000 4.200%,  6/1/2030 86,895
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
43,000 6.250%,  6/15/2025
h
43,037
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
h
73,950
Radiate Holdco, LLC/Radiate
Finance, Inc.
70,000 6.500%,  9/15/2028
h
32,662
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
h
30,317
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
101,178
65,000 4.000%,  7/15/2028
h
54,883
55,000 4.125%,  7/1/2030
h
44,115
Sprint Capital Corporation
299,000 8.750%,  3/15/2032 365,472
Take-Two Interactive Software, Inc.
137,000 4.950%,  3/28/2028 138,159
TEGNA, Inc.
146,000 4.625%,  3/15/2028 129,984
Telecom Italia Capital SA
31,000 6.000%,  9/30/2034 26,427
Telecom Italia SPA
43,000 5.303%,  5/30/2024
h
42,000
Telesat Canada/Telesat, LLC
50,000 4.875%,  6/1/2027
h
26,760
20,000 6.500%,  10/15/2027
h
7,009
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 242,569
172,000 3.500%,  4/15/2031 155,382
210,000 4.375%,  4/15/2040 188,618
United States Cellular Corporation
90,000 6.700%,  12/15/2033 81,900
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
134,000 4.750%,  4/15/2028
h
106,554
Univision Communications, Inc.
139,000 6.625%,  6/1/2027
h
133,838
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 129,781
180,000 2.100%,  3/22/2028 160,914
475,000 2.650%,  11/20/2040 337,103
310,000 3.400%,  3/22/2041 244,001
VTR Finance NV
85,000 6.375%,  7/15/2028
h
28,900
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
h
116,833

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Communications Services (1.1%) - continued
Walt Disney Company
$ 272,000 3.600%,  1/13/2051 $ 220,043
WMG Acquisition Corporation
20,000 3.750%,  12/1/2029
h
17,600
28,000 3.875%,  7/15/2030
h
24,710
69,000 3.000%,  2/15/2031
h
56,471
YPSO Finance BIS SA
44,000 10.500%,  5/15/2027
h
32,493
Total 12,025,928
Consumer Cyclical (1.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
140,000 4.375%,  1/15/2028
h
130,877
Adient Global Holdings, Ltd.
55,000 4.875%,  8/15/2026
h
52,846
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
45,000 6.625%,  7/15/2026
h
43,378
50,000 6.000%,  6/1/2029
h
39,199
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
h
147,669
Allison Transmission, Inc.
56,000 3.750%,  1/30/2031
h
47,801
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 187,330
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027
f
152,922
Arko Corporation
63,000 5.125%,  11/15/2029
h
51,049
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
h
58,450
40,000 4.625%,  4/1/2030
h
33,145
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
h
96,135
Boyne USA, Inc.
38,000 4.750%,  5/15/2029
h
34,420
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
100,000 6.250%,  9/15/2027
h
91,625
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
h
147,179
50,000 8.125%,  7/1/2027
h
51,013
107,000 4.625%,  10/15/2029
h
93,871
Carnival Corporation
86,000 10.500%,  2/1/2026
h
89,777
43,000 7.625%,  3/1/2026
h
39,318
171,000 5.750%,  3/1/2027
h
140,733
40,000 4.000%,  8/1/2028
h
34,674
Cedar Fair, LP
97,000 5.250%,  7/15/2029 90,234
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
h
66,290
41,000 6.750%,  5/1/2031
h
41,268
Cinemark USA, Inc.
116,000 5.875%,  3/15/2026
f,h
110,834
Principal
Amount Long-Term Fixed Income (37.1%) Value
Consumer Cyclical (1.2%) - continued
Clarios Global, LP/Clarios US
Finance Company, Inc.
$ 50,000 8.500%,  5/15/2027
h
$ 50,292
102,000 6.750%,  5/15/2028
e,h
102,395
D.R. Horton, Inc.
95,000 2.600%,  10/15/2025 89,730
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
h
192,962
Dana, Inc.
95,000 5.625%,  6/15/2028 87,634
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 474,570
Ford Motor Company
154,000 3.250%,  2/12/2032 119,430
89,000 6.100%,  8/19/2032 84,878
Ford Motor Credit Company, LLC
375,000 2.300%,  2/10/2025 349,122
240,000 4.134%,  8/4/2025 227,109
195,000 2.700%,  8/10/2026 172,966
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
h
64,734
General Motors Company
165,000 6.125%,  10/1/2025 167,940
300,000 6.800%,  10/1/2027 317,083
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 161,070
GLP Capital, LP
255,000 5.750%,  6/1/2028 250,990
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 66,297
40,000 5.250%,  7/15/2031 34,500
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
h
30,969
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
h
85,759
Hilton Domestic Operating
Company, Inc.
183,000 4.875%,  1/15/2030 173,742
40,000 3.625%,  2/15/2032
h
34,136
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
66,000 5.000%,  6/1/2029
h
59,735
Home Depot, Inc.
205,000 5.400%,  9/15/2040 216,568
120,000 4.250%,  4/1/2046 108,994
345,000 3.900%,  6/15/2047 297,275
Hyundai Capital America
225,000 1.800%,  1/10/2028
h
192,348
Hyundai Capital Services, Inc.
200,000 2.125%,  4/24/2025
h
188,222
International Game Technology plc
121,000 5.250%,  1/15/2029
h
116,024
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
h
48,720
Jaguar Land Rover Automotive plc
107,000 5.500%,  7/15/2029
h
88,580
KB Home
105,000 4.800%,  11/15/2029 97,912

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Consumer Cyclical (1.2%) - continued
Kia Corporation
$ 250,000 2.375%,  2/14/2025
h
$ 237,750
Kohl's Corporation
114,000 3.375%,  5/1/2031 77,743
275,000 5.550%,  7/17/2045 160,204
L Brands, Inc.
150,000 6.625%,  10/1/2030
h
143,995
30,000 6.875%,  11/1/2035 27,152
Lennar Corporation
234,000 4.750%,  5/30/2025 232,469
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 136,793
340,000 2.625%,  4/1/2031 292,663
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
h
87,023
Marriott International, Inc./MD
255,000 4.625%,  6/15/2030 247,647
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
h
71,633
McDonald's Corporation
282,000 4.450%,  3/1/2047 257,867
Michaels Companies, Inc.
66,000 5.250%,  5/1/2028
h
54,371
NCL Corporation, Ltd.
38,000 3.625%,  12/15/2024
h
35,627
28,000 5.875%,  3/15/2026
h
24,118
107,000 5.875%,  2/15/2027
h
100,931
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
h
278,928
Nissan Motor Company, Ltd.
36,000 3.522%,  9/17/2025
h
33,680
37,000 4.345%,  9/17/2027
h
33,907
46,000 4.810%,  9/17/2030
h
40,460
Nordstrom, Inc.
33,000 4.375%,  4/1/2030 25,808
46,000 4.250%,  8/1/2031 34,160
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
h
80,033
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
h
118,144
94,000 7.750%,  2/15/2029
h
92,696
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
172,000 5.750%,  4/15/2026
h
170,704
76,000 6.250%,  1/15/2028
h
71,177
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
100,000 5.750%,  1/15/2029
h
74,250
Royal Caribbean Cruises, Ltd.
42,000 11.500%,  6/1/2025
h
44,572
160,000 4.250%,  7/1/2026
f,h
143,214
88,000 9.250%,  1/15/2029
h
93,876
33,000 7.250%,  1/15/2030
h
33,093
Scientific Games International, Inc.
100,000 7.250%,  11/15/2029
h
100,000
39,000 6.625%,  3/1/2030
h
34,602
SeaWorld Parks and
Entertainment, Inc.
62,000 5.250%,  8/15/2029
h
55,802
Principal
Amount Long-Term Fixed Income (37.1%) Value
Consumer Cyclical (1.2%) - continued
Six Flags Theme Parks, Inc.
$ 45,000 7.000%,  7/1/2025
h
$ 45,551
Staples, Inc.
79,000 7.500%,  4/15/2026
h
66,624
71,000 10.750%,  4/15/2027
h
48,062
Starbucks Corporation
162,000 4.750%,  2/15/2026 163,394
Station Casinos, LLC
74,000 4.625%,  12/1/2031
h
63,365
Target Corporation
204,000 2.950%,  1/15/2052 148,635
Toll Brothers Finance Corporation
160,000 3.800%,  11/1/2029 145,911
Toyota Motor Credit Corporation
184,000 4.700%,  1/12/2033 187,935
Travel + Leisure Company
43,000 6.625%,  7/31/2026
h
42,913
Tripadvisor, Inc.
21,000 7.000%,  7/15/2025
h
21,131
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f,h
60,546
VICI Properties, LP/VICI Note
Company, Inc.
384,000 4.625%,  6/15/2025
h
373,005
129,000 5.750%,  2/1/2027
h
128,172
80,000 3.750%,  2/15/2027
h
74,772
Viking Cruises, Ltd.
132,000 5.875%,  9/15/2027
h
113,247
Volkswagen Group of America
Finance, LLC
265,000 4.350%,  6/8/2027
h
261,089
Wabash National Corporation
97,000 4.500%,  10/15/2028
h
84,399
Walmart, Inc.
204,000 4.500%,  9/9/2052 201,968
102,000 3.900%,  4/15/2028 101,867
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
h
55,787
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
h
106,405
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
h
56,771
Total 13,123,364
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
69,000 9.000%,  1/30/2028
h
68,310
Abbott Laboratories
360,000 4.750%,  11/30/2036 373,552
AbbVie, Inc.
75,000 2.950%,  11/21/2026 71,195
100,000 4.500%,  5/14/2035 97,324
325,000 4.300%,  5/14/2036 307,757
200,000 4.850%,  6/15/2044 190,437
225,000 4.875%,  11/14/2048 215,941
Albertsons Companies, Inc./
Safeway, Inc.
130,000 4.625%,  1/15/2027
h
125,671
136,000 3.500%,  3/15/2029
h
120,495

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Consumer Non-Cyclical (1.3%) - continued
Amgen, Inc.
$ 200,000 4.200%,  2/22/2052 $ 169,203
206,000 5.250%,  3/2/2030 211,571
206,000 5.600%,  3/2/2043 211,975
Anheuser-Busch InBev Worldwide,
Inc.
316,000 4.700%,  2/1/2036 317,920
383,000 4.375%,  4/15/2038 369,766
204,000 5.550%,  1/23/2049 220,399
Aramark Services, Inc.
130,000 5.000%,  2/1/2028
h
123,812
Archer-Daniels-Midland Company
329,000 2.700%,  9/15/2051 229,799
AstraZeneca plc
360,000 3.000%,  5/28/2051 272,954
Avantor Funding, Inc.
85,000 4.625%,  7/15/2028
h
79,507
B&G Foods, Inc.
43,000 5.250%,  4/1/2025 40,629
42,000 5.250%,  9/15/2027 36,785
BAT Capital Corporation
68,000 7.750%,  10/19/2032 75,340
Bausch Health Companies, Inc.
38,000 5.500%,  11/1/2025
f,h
33,121
83,000 4.875%,  6/1/2028
h
54,676
93,000 11.000%,  9/30/2028
h
74,981
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 81,887
160,000 3.700%,  6/6/2027 155,014
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
h
59,420
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 291,393
Bunge, Ltd. Finance Corporation
299,000 2.750%,  5/14/2031 256,616
Cargill, Inc.
206,000 3.125%,  5/25/2051
h
151,292
Central Garden & Pet Company
130,000 4.125%,  10/15/2030 111,423
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
h
9,126
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
h
91,755
CHS/Community Health Systems,
Inc.
24,000 8.000%,  12/15/2027
h
23,771
70,000 6.000%,  1/15/2029
h
62,037
Colgate-Palmolive Company
170,000 4.600%,  3/1/2033 176,291
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 181,985
110,000 2.875%,  5/1/2030 97,495
Coty, Inc.
76,000 5.000%,  4/15/2026
h
74,206
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
123,000 4.750%,  1/15/2029
h
115,466
CVS Health Corporation
306,000 5.625%,  2/21/2053 307,457
Principal
Amount Long-Term Fixed Income (37.1%) Value
Consumer Non-Cyclical (1.3%) - continued
$ 153,000 5.125%,  2/21/2030 $ 155,648
245,000 4.875%,  7/20/2035 240,125
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
h
81,347
Eli Lilly & Company
102,000 4.950%,  2/27/2063 106,477
Embecta Corporation
32,000 6.750%,  2/15/2030
h
28,992
Encompass Health Corporation
160,000 4.500%,  2/1/2028
f
150,857
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
h
89,929
General Mills, Inc.
54,000 4.950%,  3/29/2033 54,999
HCA, Inc.
234,000 3.500%,  9/1/2030 210,621
HLF Financing SARL, LLC/
Herbalife International, Inc.
169,000 4.875%,  6/1/2029
h
129,373
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
h
179,567
Jazz Securities DAC
55,000 4.375%,  1/15/2029
h
50,549
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
204,000 4.375%,  2/2/2052
h
144,173
135,000 5.500%,  1/15/2030
h
128,891
204,000 3.000%,  5/15/2032
h
160,132
Kenvue, Inc.
265,000 5.350%,  3/22/2026
h
272,058
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 191,696
Kraft Heinz Foods Company
200,000 3.875%,  5/15/2027 195,259
30,000 5.200%,  7/15/2045 29,084
180,000 4.375%,  6/1/2046 157,519
Lamb Weston Holdings, Inc.
60,000 4.125%,  1/31/2030
h
54,950
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
99,319
170,000 5.450%,  11/1/2041 151,128
Medtronic, Inc.
204,000 4.375%,  3/15/2035 203,388
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
h
79,621
68,000 5.250%,  10/1/2029
h
58,817
Nestle Holdings, Inc.
298,000 5.250%,  3/13/2026
h
306,438
Newell Brands, Inc.
197,000 4.700%,  4/1/2026 188,135
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
h
88,320
Owens & Minor, Inc.
69,000 6.625%,  4/1/2030
h
60,030
PepsiCo, Inc.
175,000 4.200%,  7/18/2052 166,277
Performance Food Group, Inc.
60,000 4.250%,  8/1/2029
h
54,621

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Consumer Non-Cyclical (1.3%) - continued
Perrigo Finance Unlimited
Company
$ 155,000 4.375%,  3/15/2026 $ 149,015
Philip Morris International, Inc.
204,000 4.875%,  2/13/2026 205,052
139,000 5.125%,  11/17/2027 142,335
139,000 5.625%,  11/17/2029 145,185
204,000 5.375%,  2/15/2033 208,073
Post Holdings, Inc.
39,000 5.625%,  1/15/2028
h
38,107
37,000 5.500%,  12/15/2029
h
35,192
80,000 4.500%,  9/15/2031
h
70,006
Primo Water Holdings, Inc.
83,000 4.375%,  4/30/2029
h
73,200
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 286,483
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
h
123,609
Scotts Miracle-Gro Company
62,000 4.500%,  10/15/2029 53,673
SEG Holding, LLC
130,000 5.625%,  10/15/2028
h
123,175
Simmons Foods, Inc.
134,000 4.625%,  3/1/2029
h
110,717
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
h
76,925
40,000 5.500%,  7/15/2030
h
36,847
Syneos Health, Inc.
95,000 3.625%,  1/15/2029
h
79,392
Sysco Corporation
350,000 6.600%,  4/1/2040 384,861
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 143,995
Teleflex, Inc.
140,000 4.250%,  6/1/2028
h
131,243
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,648
285,000 5.125%,  11/1/2027 276,529
50,000 6.125%,  10/1/2028 48,510
Teva Pharmaceutical Finance
Netherlands III BV
202,000 3.150%,  10/1/2026 182,523
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028 96,468
United Natural Foods, Inc.
65,000 6.750%,  10/15/2028
h
61,698
Zoetis, Inc.
318,000 4.700%,  2/1/2043 298,716
Total 14,230,271
Energy (0.9%)
Antero Resources Corporation
65,000 5.375%,  3/1/2030
h
60,899
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
h
100,794
BP Capital Markets America, Inc.
440,000 2.939%,  6/4/2051 308,883
91,000 3.543%,  4/6/2027 88,852
Principal
Amount Long-Term Fixed Income (37.1%) Value
Energy (0.9%) - continued
Buckeye Partners, LP
$ 120,000 3.950%,  12/1/2026 $ 109,200
Callon Petroleum Company
79,000 8.250%,  7/15/2025 78,605
44,000 7.500%,  6/15/2030
h
41,792
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 84,690
140,000 2.950%,  7/15/2030 123,052
Cheniere Energy Partners, LP
564,000 4.500%,  10/1/2029 530,632
43,000 3.250%,  1/31/2032 35,823
Cheniere Energy, Inc.
82,000 4.625%,  10/15/2028 78,162
Chesapeake Energy Corporation
142,000 6.750%,  4/15/2029
h
140,569
Chord Energy Corporation
90,000 6.375%,  6/1/2026
h
89,535
CNX Resources Corporation
55,000 6.000%,  1/15/2029
h
50,878
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
h
64,385
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
h
212,441
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
h
70,733
CrownRock, LP/CrownRock
Finance, Inc.
96,000 5.625%,  10/15/2025
h
94,770
Devon Energy Corporation
384,000 4.500%,  1/15/2030 367,992
DT Midstream, Inc.
100,000 4.125%,  6/15/2029
h
88,625
35,000 4.375%,  6/15/2031
h
30,433
Enbridge, Inc.
86,000 2.500%,  2/14/2025 82,293
Endeavor Energy Resources, LP/
EER Finance, Inc.
93,000 5.750%,  1/30/2028
h
92,535
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
h
55,798
Energy Transfer, LP
150,000 4.000%,  10/1/2027 144,145
155,000 4.900%,  3/15/2035 145,945
50,000 5.150%,  2/1/2043 43,781
275,000 6.000%,  6/15/2048 262,620
EnLink Midstream Partners, LP
115,000 4.850%,  7/15/2026 111,977
EnLink Midstream, LLC
41,000 6.500%,  9/1/2030
h
41,417
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 125,995
EQM Midstream Partners, LP
70,000 4.750%,  1/15/2031
h
57,370
EQT Corporation
204,000 6.125%,  2/1/2025 204,545
204,000 3.900%,  10/1/2027 192,994
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 240,352

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Energy (0.9%) - continued
Ferrellgas, LP/Ferrellgas Finance
Corporation
$ 68,000 5.375%,  4/1/2026
h
$ 63,399
Genesis Energy LP/Genesis
Energy Finance Corporation
55,000 8.875%,  4/15/2030 55,074
Halliburton Company
250,000 4.850%,  11/15/2035 244,262
136,000 5.000%,  11/15/2045 124,800
Harvest Midstream, LP
159,000 7.500%,  9/1/2028
h
155,574
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
h
78,746
48,000 5.500%,  10/15/2030
h
44,675
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
h
116,782
37,000 6.250%,  4/15/2032
h
34,591
Holly Energy Partners, LP/Holly
Energy Finance Corporation
58,000 6.375%,  4/15/2027
h
57,128
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
h
95,191
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
h
74,724
Laredo Petroleum, Inc.
155,000 7.750%,  7/31/2029
h
136,834
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 131,285
MEG Energy Corporation
88,000 7.125%,  2/1/2027
h
90,195
MPLX, LP
177,000 4.875%,  6/1/2025 176,375
272,000 4.950%,  9/1/2032 266,997
52,000 5.000%,  3/1/2033 51,094
Murphy Oil Corporation
70,000 5.875%,  12/1/2027 68,841
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
h
103,683
National Fuel Gas Company
340,000 5.500%,  1/15/2026 341,754
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
h
38,093
Noble Finance II, LLC
68,000 8.000%,  4/15/2030
h
69,633
Northriver Midstream Finance, LP
33,000 5.625%,  2/15/2026
h
30,985
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 88,266
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 44,045
60,000 6.450%,  9/15/2036 63,675
Ovintiv Exploration, Inc.
237,000 5.375%,  1/1/2026 237,803
Phillips 66
152,000 4.950%,  12/1/2027 153,415
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
h
68,812
Range Resources Corporation
82,000 4.750%,  2/15/2030
h
75,440
Principal
Amount Long-Term Fixed Income (37.1%) Value
Energy (0.9%) - continued
SM Energy Company
$ 75,000 6.625%,  1/15/2027 $ 72,375
50,000 6.500%,  7/15/2028 47,375
Southwestern Energy Company
55,000 5.375%,  2/1/2029 51,853
68,000 5.375%,  3/15/2030 63,284
48,000 4.750%,  2/1/2032 42,324
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
75,000 5.875%,  3/1/2027 73,110
15,000 5.000%,  6/1/2031
h
13,135
Suncor Energy, Inc.
248,000 7.150%,  2/1/2032 274,988
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 87,975
Talen Energy Supply, LLC
47,000 8.625%,  6/1/2030
e,h
47,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
115,000 5.500%,  1/15/2028
h
106,394
Targa Resources Corporation
238,000 4.200%,  2/1/2033 216,227
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
h
59,368
Transocean, Inc.
70,000 11.500%,  1/30/2027
h
71,644
34,000 8.750%,  2/15/2030
h
34,306
USA Compression Partners, LP/
USA Compression Finance
Corporation
92,000 6.875%,  4/1/2026 91,006
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
h
87,125
73,000 6.250%,  1/15/2030
h
74,023
55,000 4.125%,  8/15/2031
h
48,722
Weatherford International, Ltd.
106,000 8.625%,  4/30/2030
h
107,974
Western Midstream Operating, LP
147,000 3.950%,  6/1/2025 141,570
68,000 6.150%,  4/1/2033 69,143
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 128,129
225,000 7.500%,  1/15/2031 252,052
Total 10,296,785
Financials (3.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
230,000 3.500%,  1/15/2025 220,349
175,000 3.875%,  1/23/2028 162,485
150,000 3.400%,  10/29/2033 120,528
Air Lease Corporation
540,000 3.000%,  2/1/2030 462,946
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
h
220,594
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
48,000 6.750%,  10/15/2027
h
44,808

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Financials (3.2%) - continued
Ally Financial, Inc.
$ 160,000 5.750%,  11/20/2025
f
$ 155,470
270,000 8.000%,  11/1/2031 284,801
18,000 6.700%,  2/14/2033 16,242
American Express Company
325,000 2.250%,  3/4/2025 309,468
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 240,921
American International Group, Inc.
153,000 3.900%,  4/1/2026 149,424
136,000 5.125%,  3/27/2033 136,640
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
h
63,519
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,h
198,375
Aon Corporation/Aon Global
Holdings plc
70,000 5.350%,  2/28/2033 72,410
Ares Capital Corporation
101,000 3.250%,  7/15/2025 93,589
400,000 3.875%,  1/15/2026 372,840
200,000 2.150%,  7/15/2026 174,643
Associated Banc-Corp
275,000 4.250%,  1/15/2025 263,329
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
231,233
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
h
110,434
135,000 4.250%,  4/15/2026
h
126,411
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
h
199,684
Banco Santander SA
200,000 4.175%,  3/24/2028
b
190,149
Bank of America Corporation
234,000 5.080%,  1/20/2027
b
233,554
225,000 1.734%,  7/22/2027
b
201,577
205,000 3.824%,  1/20/2028
b
195,700
119,000 5.202%,  4/25/2029
b
119,791
180,000 2.087%,  6/14/2029
b
155,548
125,000 2.496%,  2/13/2031
b
105,526
325,000 1.922%,  10/24/2031
b
259,206
204,000 2.972%,  2/4/2033
b
172,214
409,000 4.571%,  4/27/2033
b
390,110
275,000 3.846%,  3/8/2037
b
237,915
Bank of Nova Scotia
70,000 4.850%,  2/1/2030 69,898
Barclays plc
410,000 4.972%,  5/16/2029
b
396,356
200,000 5.746%,  8/9/2033
b
196,797
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 194,910
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 189,400
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,h
285,641
BPCE SA
315,000 3.500%,  10/23/2027
h
291,488
Camden Property Trust
150,000 3.150%,  7/1/2029 135,313
Principal
Amount Long-Term Fixed Income (37.1%) Value
Financials (3.2%) - continued
Canadian Imperial Bank of
Commerce
$ 204,000 5.001%,  4/28/2028 $ 204,906
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 190,943
225,000 2.636%,  3/3/2026
b
210,717
Centene Corporation
13,000 4.250%,  12/15/2027 12,423
18,000 4.625%,  12/15/2029 16,965
170,000 3.000%,  10/15/2030 144,881
370,000 2.625%,  8/1/2031 302,978
Charles Schwab Corporation
350,000 2.450%,  3/3/2027 317,233
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 127,485
Citigroup, Inc.
207,000 0.981%,  5/1/2025
b
197,116
370,000 4.400%,  6/10/2025 363,704
152,000 1.281%,  11/3/2025
b
142,681
160,000 3.200%,  10/21/2026 151,932
240,000 3.668%,  7/24/2028
b
227,183
120,000 4.125%,  7/25/2028 114,460
225,000 3.520%,  10/27/2028
b
211,211
289,000 4.910%,  5/24/2033
b
282,333
Coinbase Global, Inc.
28,000 3.625%,  10/1/2031
h
15,647
Commerzbank AG
200,000 8.125%,  9/19/2023
h
197,860
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
b,h
276,481
Corebridge Financial, Inc.
136,000 4.400%,  4/5/2052
h
106,447
102,000 4.350%,  4/5/2042
h
84,252
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
h
114,316
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,h,l
179,576
Credit Suisse Group AG
140,000 2.593%,  9/11/2025
b,h
130,207
200,000 7.250%,  9/12/2025
b,h,l,m
8,000
350,000 2.193%,  6/5/2026
b,h
314,131
170,000 3.091%,  5/14/2032
b,h
136,138
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
186,524
Deutsche Bank AG
300,000 3.729%,  1/14/2032
b
225,688
Discover Bank
260,000 4.682%,  8/9/2028
b
242,643
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
h
138,029
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 180,685
220,000 4.625%,  5/15/2042 204,671
EPR Properties
105,000 4.950%,  4/15/2028 93,694
155,000 3.600%,  11/15/2031 120,566
ERP Operating, LP
54,000 3.375%,  6/1/2025 52,246
First Horizon Bank
90,000 5.750%,  5/1/2030 85,066

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Financials (3.2%) - continued
First Horizon National Corporation
$ 350,000 4.000%,  5/26/2025 $ 327,204
First-Citizens Bank & Trust
Company
225,000 6.125%,  3/9/2028 224,078
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
h
139,376
Fortress Transportation and
Infrastructure Investors, LLC
66,000 6.500%,  10/1/2025
h
65,177
35,000 9.750%,  8/1/2027
h
36,450
22,000 5.500%,  5/1/2028
h
20,165
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
h
169,969
225,000 3.400%,  1/15/2026 205,187
Genworth Mortgage Holdings, Inc.
52,000 6.500%,  8/15/2025
h
51,496
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
199,000 3.750%,  12/15/2027
h
152,305
goeasy, Ltd.
28,000 5.375%,  12/1/2024
h
26,585
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
b
155,815
85,000 1.992%,  1/27/2032
b
68,056
612,000 3.102%,  2/24/2033
b
526,606
210,000 4.750%,  10/21/2045 194,763
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 45,634
HSBC Holdings plc
363,000 1.162%,  11/22/2024
b
353,197
275,000 3.803%,  3/11/2025
b
269,296
300,000 2.999%,  3/10/2026
b
285,591
350,000 3.900%,  5/25/2026 338,274
225,000 5.402%,  8/11/2033
b
223,012
HUB International, Ltd.
111,000 5.625%,  12/1/2029
h
98,790
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
112,000 4.750%,  9/15/2024 110,491
105,000 6.375%,  12/15/2025 104,107
35,000 5.250%,  5/15/2027 32,983
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 99,371
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 131,011
J.P. Morgan Chase & Company
180,000 0.824%,  6/1/2025
b
171,016
197,000 1.561%,  12/10/2025
b
184,965
250,000 1.040%,  2/4/2027
b
224,310
270,000 1.578%,  4/22/2027
b
244,632
300,000 2.947%,  2/24/2028
b
279,108
275,000 4.203%,  7/23/2029
b
264,877
175,000 2.522%,  4/22/2031
b
149,687
265,000 1.953%,  2/4/2032
b
213,605
273,000 4.586%,  4/26/2033
b
265,634
204,000 4.912%,  7/25/2033
b
202,871
280,000 3.882%,  7/24/2038
b
245,482
Principal
Amount Long-Term Fixed Income (37.1%) Value
Financials (3.2%) - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 28,000 5.000%,  8/15/2028
h
$ 23,544
KeyBank NA/Cleveland, OH
125,000 5.000%,  1/26/2033 116,204
KeyCorp
100,000 3.878%,  5/23/2025
b
96,630
Kimco Realty Corporation
270,000 3.300%,  2/1/2025 259,995
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
b
207,243
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
h
89,817
Macquarie Airfinance Holdings,
Ltd.
34,000 8.375%,  5/1/2028
h
34,022
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,h
258,974
Manufacturers & Traders Trust
Company
203,000 4.700%,  1/27/2028 192,563
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 53,110
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
*
175,581
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
186,813
202,000 5.422%,  2/22/2029
b
205,152
250,000 2.048%,  7/17/2030 205,453
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
h
68,417
Morgan Stanley
300,000 2.630%,  2/18/2026
b
285,539
110,000 2.188%,  4/28/2026
b
103,555
275,000 4.350%,  9/8/2026 268,980
267,000 5.050%,  1/28/2027
b
267,707
240,000 3.591%,  7/22/2028
b
227,460
136,000 5.164%,  4/20/2029
b
136,980
350,000 3.622%,  4/1/2031
b
320,133
136,000 5.250%,  4/21/2034
b
137,515
238,000 5.297%,  4/20/2037
b
226,728
260,000 2.802%,  1/25/2052
b
173,367
MPT Operating Partnership, LP/
MPT Finance Corporation
97,000 4.625%,  8/1/2029 73,431
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 104,322
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
h
65,378
NatWest Group plc
100,000 4.445%,  5/8/2030
b
94,925
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
121,000 4.500%,  9/30/2028
h
89,731
New York Life Global Funding
206,000 4.550%,  1/28/2033
h
204,767

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Financials (3.2%) - continued
Office Properties Income Trust
$ 28,000 4.250%,  5/15/2024 $ 26,436
30,000 2.650%,  6/15/2026 21,000
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 245,203
225,000 3.375%,  2/1/2031 178,782
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 81,197
148,000 3.875%,  9/15/2028 118,773
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 83,874
Owl Rock Core Income
Corporation
170,000 4.700%,  2/8/2027 155,326
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
81,927
Park Intermediate Holdings, LLC
110,000 4.875%,  5/15/2029
h
95,150
Pine Street Trust I
204,000 4.572%,  2/15/2029
h
192,425
PNC Financial Services Group,
Inc.
272,000 4.626%,  6/6/2033
b
251,728
PRA Group, Inc.
51,000 7.375%,  9/1/2025
h
50,676
34,000 8.375%,  2/1/2028
h
33,917
Principal Life Global Funding II
300,000 1.250%,  8/16/2026
h
267,511
Prologis, LP
136,000 2.875%,  11/15/2029 122,372
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
b
233,421
Radian Group, Inc.
70,000 4.875%,  3/15/2027 66,569
Realty Income Corporation
75,000 4.125%,  10/15/2026 73,299
240,000 5.625%,  10/13/2032 248,558
225,000 2.850%,  12/15/2032 187,742
Regency Centers, LP
215,000 4.125%,  3/15/2028 205,500
RLJ Lodging Trust, LP
35,000 3.750%,  7/1/2026
h
32,344
73,000 4.000%,  9/15/2029
h
61,320
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
h
88,780
Royal Bank of Canada
170,000 5.000%,  5/2/2033 170,057
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
b
67,347
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
315,123
Service Properties Trust
39,000 4.650%,  3/15/2024 38,206
22,000 4.350%,  10/1/2024 20,999
79,000 7.500%,  9/15/2025 77,371
70,000 5.500%,  12/15/2027 61,203
Simon Property Group, LP
250,000 3.800%,  7/15/2050 187,719
Principal
Amount Long-Term Fixed Income (37.1%) Value
Financials (3.2%) - continued
SLM Corporation
$ 40,000 4.200%,  10/29/2025 $ 36,950
Societe Generale SA
132,000 4.750%,  11/24/2025
h
124,550
Spirit Realty, LP
375,000 2.100%,  3/15/2028 316,712
Standard Chartered plc
441,000 1.822%,  11/23/2025
b,h
412,698
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 112,393
207,000 5.710%,  1/13/2030 214,298
250,000 1.710%,  1/12/2031 197,218
Synchrony Financial
70,000 4.250%,  8/15/2024 66,801
17,000 7.250%,  2/2/2033 15,640
Synovus Bank
250,000 5.625%,  2/15/2028 235,103
Toronto-Dominion Bank
204,000 5.156%,  1/10/2028 206,338
Truist Financial Corporation
97,000 5.125%,  12/15/2027
b,l
79,705
170,000 5.122%,  1/26/2034
b,f
164,833
U.S. Bancorp
136,000 5.727%,  10/21/2026
b
136,948
UDR, Inc.
175,000 2.100%,  8/1/2032 137,378
United Wholesale Mortgage, LLC
22,000 5.500%,  11/15/2025
h
20,959
55,000 5.500%,  4/15/2029
h
47,438
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 153,589
204,000 4.750%,  5/15/2052 198,290
68,000 4.950%,  5/15/2062 66,871
380,000 4.625%,  7/15/2035 383,542
USI, Inc./NY
28,000 6.875%,  5/1/2025
h
27,716
Wells Fargo & Company
200,000 3.000%,  4/22/2026 190,455
163,000 3.000%,  10/23/2026 153,397
204,000 3.526%,  3/24/2028
b
192,768
300,000 2.393%,  6/2/2028
b
270,473
112,000 5.389%,  4/24/2034
b
113,934
307,000 4.900%,  11/17/2045 276,282
Welltower OP, LLC
270,000 2.050%,  1/15/2029 227,656
Willis North America, Inc.
272,000 4.650%,  6/15/2027 267,748
XHR, LP
35,000 6.375%,  8/15/2025
h
34,512
38,000 4.875%,  6/1/2029
h
32,981
Total 35,877,497
Foreign Government (<0.1%)
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
h
192,560
Total 192,560

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Mortgage-Backed Securities (8.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 3,786,434 2.500%,  5/1/2051 $ 3,281,905
1,862,641 3.500%,  5/1/2052 1,732,172
1,660,498 4.000%,  5/1/2052 1,600,200
5,086,408 3.500%,  6/1/2052 4,729,420
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,540,500 2.500%,  7/1/2030 1,458,258
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 2.000%,  6/1/2037
e
451,719
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,689,354 3.000%,  12/1/2036 1,585,085
1,371,907 3.000%,  8/1/2038 1,281,414
2,080,067 3.500%,  5/1/2040 1,984,630
2,379,573 2.500%,  4/1/2042 2,108,805
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,979,012 3.000%,  1/1/2052 4,478,875
467,000 2.000%,  2/1/2051 389,881
749,977 2.000%,  2/1/2051 626,998
2,600,975 2.500%,  2/1/2051 2,268,539
2,839,340 2.500%,  2/1/2051 2,461,006
7,987,526 2.000%,  3/1/2051 6,664,790
5,099,343 3.000%,  3/1/2052 4,600,570
5,192,533 2.000%,  4/1/2051 4,331,837
4,791,894 2.500%,  4/1/2051 4,153,918
2,937,759 3.000%,  4/1/2051 2,647,726
3,105,312 3.000%,  5/1/2050 2,819,138
888,031 2.000%,  5/1/2051 740,752
2,487,221 3.000%,  5/1/2051 2,264,027
2,010,811 3.000%,  6/1/2050 1,844,449
4,440,191 2.500%,  7/1/2051 3,848,734
1,296,000 3.500%,  7/1/2051 1,216,701
978,317 2.500%,  8/1/2050 857,530
2,662,059 3.500%,  8/1/2050 2,510,145
2,047,308 3.500%,  9/1/2052 1,912,081
2,776,356 4.000%,  10/1/2052 2,664,794
892,577 2.000%,  11/1/2051 743,875
3,569,395 2.000%,  12/1/2050 2,979,985
5,040,749 2.500%,  12/1/2051 4,385,753
2,305,547 4.500%,  12/1/2052 2,274,121
900,000 5.500%,  5/1/2041
e
907,383
1,000,000 4.000%,  5/1/2049
e
955,859
3,850,000 4.500%,  5/1/2049
e
3,763,525
4,950,000 5.000%,  5/1/2049
e
4,921,576
300,000 4.500%,  6/1/2049
e
293,402
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,383,887 3.500%,  7/1/2061 1,277,408
1,436,005 4.000%,  12/1/2061 1,372,722
Total 97,391,708
Technology (0.7%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 126,596
Principal
Amount Long-Term Fixed Income (37.1%) Value
Technology (0.7%) - continued
Analog Devices, Inc.
$ 350,000 2.950%,  10/1/2051 $ 254,233
Apple, Inc.
238,000 2.650%,  2/8/2051 167,273
490,000 3.750%,  9/12/2047 428,840
AthenaHealth Group, Inc.
97,000 6.500%,  2/15/2030
h
79,670
Black Knight InfoServ, LLC
111,000 3.625%,  9/1/2028
h
99,900
Broadcom, Inc.
86,000 3.469%,  4/15/2034
h
71,050
272,000 3.137%,  11/15/2035
h
210,572
200,000 3.187%,  11/15/2036
h
152,201
125,000 4.926%,  5/15/2037
h
114,099
Cloud Software Group, Inc.
77,000 6.500%,  3/31/2029
h
69,348
27,000 9.000%,  9/30/2029
h
23,201
CommScope Technologies, LLC
160,000 6.000%,  6/15/2025
f,h
150,394
CommScope, Inc.
70,000 7.125%,  7/1/2028
h
50,225
Dell International, LLC/EMC
Corporation
397,000 6.020%,  6/15/2026 408,574
Fiserv, Inc.
200,000 2.250%,  6/1/2027 182,051
250,000 2.650%,  6/1/2030 217,899
119,000 5.600%,  3/2/2033 124,089
Gartner, Inc.
120,000 3.625%,  6/15/2029
h
106,233
95,000 3.750%,  10/1/2030
h
82,961
Global Payments, Inc.
204,000 5.300%,  8/15/2029 202,868
Intel Corporation
132,000 4.875%,  2/10/2026 133,730
132,000 4.875%,  2/10/2028 134,320
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
h
142,964
55,000 5.000%,  7/15/2028
h
51,767
10,000 4.875%,  9/15/2029
h
9,121
80,000 5.250%,  7/15/2030
h
73,682
106,000 4.500%,  2/15/2031
h
92,166
KLA Corporation
204,000 3.300%,  3/1/2050 155,686
Mastercard, Inc.
140,000 3.950%,  2/26/2048 126,365
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 169,410
Microsoft Corporation
200,000 3.041%,  3/17/2062 150,677
250,000 3.700%,  8/8/2046 226,646
MSCI, Inc.
105,000 4.000%,  11/15/2029
h
94,608
NCR Corporation
105,000 5.125%,  4/15/2029
h
90,825
104,000 6.125%,  9/1/2029
f,h
101,935
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 112,097
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 76,783

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
Technology (0.7%) - continued
$ 180,000 3.250%,  5/11/2041 $ 131,042
Open Text Corporation
71,000 3.875%,  12/1/2029
h
59,671
115,000 4.125%,  2/15/2030
h
98,196
Oracle Corporation
136,000 6.900%,  11/9/2052 152,365
340,000 6.150%,  11/9/2029 360,762
225,000 3.850%,  7/15/2036 192,283
408,000 4.000%,  7/15/2046 313,174
PTC, Inc.
40,000 3.625%,  2/15/2025
h
38,575
70,000 4.000%,  2/15/2028
h
65,088
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
h
23,730
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 131,868
Seagate HDD Cayman
131,425 9.625%,  12/1/2032
h
144,118
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
h
69,499
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
h
28,210
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
h
223,589
Texas Instruments, Inc.
170,000 4.150%,  5/15/2048 156,968
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
h
65,130
Visa, Inc.
272,000 2.000%,  8/15/2050 172,063
280,000 2.700%,  4/15/2040 222,989
VMware, Inc.
150,000 4.650%,  5/15/2027 148,774
200,000 2.200%,  8/15/2031 158,559
Total 8,221,712
Transportation (0.3%)
Allegiant Travel Company
63,000 7.250%,  8/15/2027
h
62,220
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
f,h
22,606
American Airlines, Inc.
171,000 11.750%,  7/15/2025
h
188,110
50,000 7.250%,  2/15/2028
h
48,632
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
205,000 5.500%,  4/20/2026
h
201,309
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
95,000 5.375%,  3/1/2029
f,h
86,176
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 118,012
130,000 5.750%,  5/1/2040 140,306
176,000 4.450%,  3/15/2043 164,447
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 126,583
CSX Corporation
165,000 3.800%,  4/15/2050 133,935
Principal
Amount Long-Term Fixed Income (37.1%) Value
Transportation (0.3%) - continued
Delta Air Lines, Inc.
$ 41,000 7.000%,  5/1/2025
h
$ 42,296
17,000 7.375%,  1/15/2026 17,917
420,000 4.750%,  10/20/2028
h
407,864
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
h
136,830
Hawaiian Brand Intellectual
Property, Ltd.
66,000 5.750%,  1/20/2026
h
61,487
Hertz Corporation
72,000 4.625%,  12/1/2026
h
64,848
86,000 5.000%,  12/1/2029
h
70,358
Mileage Plus Holdings, LLC
289,000 6.500%,  6/20/2027
h
288,537
Norfolk Southern Corporation
476,000 4.450%,  3/1/2033 469,657
Rand Parent, LLC
72,000 8.500%,  2/15/2030
h
65,229
Ryder System, Inc.
136,000 2.850%,  3/1/2027 125,902
Southwest Airlines Company
252,000 2.625%,  2/10/2030 216,414
Union Pacific Corporation
272,000 2.973%,  9/16/2062 180,284
United Airlines, Inc.
77,000 4.375%,  4/15/2026
h
73,536
64,000 4.625%,  4/15/2029
h
57,922
VistaJet Malta Finance plc/XO
Management Holding, Inc.
85,000 6.375%,  2/1/2030
h
73,536
XPO Escrow Sub, LLC
84,000 7.500%,  11/15/2027
h
86,099
Total 3,731,052
U.S. Government & Agencies (13.2%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 3,406,285
79,000 4.000%,  11/15/2052 83,876
2,285,000 2.250%,  11/15/2027 2,161,021
4,700,000 3.875%,  12/31/2027 4,767,746
5,450,000 2.875%,  5/15/2028 5,284,371
2,190,000 5.250%,  11/15/2028 2,377,177
4,000,000 1.625%,  8/15/2029 3,587,813
6,250,000 1.500%,  2/15/2030 5,515,137
2,750,000 0.875%,  11/15/2030 2,295,391
5,095,000 1.375%,  11/15/2031 4,331,944
6,725,000 4.125%,  11/15/2032 7,098,027
550,000 4.375%,  5/15/2040 603,066
7,335,000 1.375%,  11/15/2040 5,076,909
2,000,000 3.000%,  5/15/2042 1,784,531
517,000 4.000%,  11/15/2042 532,510
4,999,000 2.500%,  5/15/2046 3,980,259
7,300,000 2.875%,  5/15/2049 6,254,902
U.S. Treasury Notes
10,230,000 2.500%,  1/31/2024 10,048,577
19,985,000 3.000%,  6/30/2024 19,611,062
1,350,000 2.125%,  7/31/2024 1,309,869
8,000,000 1.250%,  8/31/2024 7,663,750
2,540,000 2.250%,  11/15/2024 2,460,823
1,090,000 2.125%,  11/30/2024 1,053,936
950,000 1.375%,  1/31/2025 905,283

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.1%) Value
U.S. Government & Agencies (13.2%) -
continued
$ 9,700,000 3.875%,  3/31/2025 $ 9,660,594
5,000,000 0.250%,  8/31/2025 4,594,727
7,440,000 2.625%,  1/31/2026 7,213,022
3,610,000 0.500%,  2/28/2026 3,295,535
9,300,000 2.500%,  2/28/2026 8,982,129
4,200,000 0.500%,  4/30/2027 3,720,774
1,700,000 0.750%,  1/31/2028 1,494,539
3,400,000 3.500%,  1/31/2028 3,396,148
3,200,000 3.625%,  3/31/2028 3,217,250
Total 147,768,983
Utilities (0.6%)
AES Corporation
271,000 3.950%,  7/15/2030
h
247,667
Ameren Illinois Company
150,000 4.500%,  3/15/2049 139,581
American Electric Power
Company, Inc.
119,000 5.625%,  3/1/2033 124,661
Appalachian Power Company
85,000 3.300%,  6/1/2027 81,092
Berkshire Hathaway Energy
Company
273,000 4.600%,  5/1/2053 254,362
228,000 4.500%,  2/1/2045 208,993
Calpine Corporation
78,000 4.500%,  2/15/2028
h
72,642
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 205,650
CenterPoint Energy, Inc.
50,000 2.500%,  9/1/2024 48,157
42,000 4.250%,  11/1/2028 40,274
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 166,393
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 62,027
325,000 4.125%,  5/15/2049 273,869
Consumers Energy Company
175,000 4.350%,  4/15/2049 159,737
DTE Electric Company
115,000 3.700%,  3/15/2045 94,616
145,000 3.700%,  6/1/2046 117,038
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 174,159
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 115,292
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 149,788
Edison International
193,000 5.750%,  6/15/2027 198,083
Exelon Corporation
200,000 4.700%,  4/15/2050 182,109
263,000 4.450%,  4/15/2046 229,296
FirstEnergy Corporation
170,000 5.350%,  7/15/2047 156,873
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 77,106
Principal
Amount Long-Term Fixed Income (37.1%) Value
Utilities (0.6%) - continued
Jersey Central Power & Light
Company
$ 150,000 2.750%,  3/1/2032
h
$ 127,244
National Rural Utilities Cooperative
Finance Corporation
200,000 3.700%,  3/15/2029 192,682
NextEra Energy Capital Holdings,
Inc.
147,000 6.051%,  3/1/2025 149,444
NextEra Energy Operating
Partners, LP
150,000 3.875%,  10/15/2026
h
140,438
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 265,525
NRG Energy, Inc.
61,000 3.375%,  2/15/2029
h
51,654
204,000 4.450%,  6/15/2029
h
187,101
40,000 5.250%,  6/15/2029
h
36,896
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 159,041
126,000 4.550%,  7/1/2030 117,094
PG&E Corporation
94,000 5.000%,  7/1/2028 88,451
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 113,817
Public Service Company of
Colorado
204,000 4.500%,  6/1/2052 189,839
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 235,123
Southern California Edison
Company
175,000 4.000%,  4/1/2047 144,635
Southern Company
272,000 5.113%,  8/1/2027 274,167
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 123,393
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 108,387
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
h
148,413
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 112,927
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
h
185,786
127,000 5.000%,  7/31/2027
h
120,690
Xcel Energy, Inc.
153,000 4.600%,  6/1/2032 150,300
Total 7,002,512
Total Long-Term Fixed Income
(cost $445,515,751) 415,247,518
Shares Common Stock ( 11.4% ) Value
Communications Services (0.6%)
6,911 Alphabet, Inc., Class A
g
741,827
14,775 Alphabet, Inc., Class C
g
1,598,950
2,732 Altice USA, Inc.
g
9,562

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Communications Services (0.6%) - continued
1,810 AMC Networks, Inc.
g
$ 32,019
721 Bumble, Inc.
g
13,129
9 Cable One, Inc. 6,826
23,230 Comcast Corporation 961,025
4,512 DISH Network Corporation
g
33,885
1,847 EchoStar Corporation
g
31,528
91 Electronic Arts, Inc. 11,582
1,990 Emerald Holding, Inc.
g
7,383
200 EverQuote, Inc.
g
1,394
2,200 Frontier Communications Parent,
Inc.
g
49,588
881 iHeartMedia, Inc.
g
3,057
810 Interpublic Group of Companies,
Inc. 28,941
132 Liberty Broadband Corporation,
Class C
g
11,191
2,840 Liberty Global plc, Class A
g
55,408
1,006 Liberty Latin America, Ltd., Class
A
g
8,923
168 Liberty Latin America, Ltd., Class
C
g
1,492
616 Live Nation Entertainment, Inc.
g
41,752
12,200 Lumen Technologies, Inc. 28,914
460 Match Group, Inc.
g
16,974
2,731 Meta Platforms, Inc.
g
656,314
349 Netflix, Inc.
g
115,146
661 New York Times Company 26,275
686 Omnicom Group, Inc. 62,131
24,581 QuinStreet, Inc.
g
273,095
200 ROBLOX Corporation
g
7,120
782 Shutterstock, Inc. 52,394
333 TechTarget, Inc.
g
11,352
1,850 Telephone and Data Systems, Inc. 18,500
178 Trade Desk, Inc.
g
11,453
334 Tripadvisor, Inc.
g
5,922
3,677 Verizon Communications, Inc. 142,778
5,995 Walt Disney Company
g
614,488
7,802 Warner Brothers Discovery, Inc.
g
106,185
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
3,085
48 Yelp, Inc.
g
1,436
7,775 Ziff Davis, Inc.
g
568,664
489 ZipRecruiter, Inc.
g
8,284
9,914 ZoomInfo Technologies, Inc.
g
217,216
Total 6,597,188
Consumer Discretionary (1.4%)
1,405 2U, Inc.
g
7,784
419 Advance Auto Parts, Inc. 52,597
11,259 Amazon.com, Inc.
g
1,187,262
269 American Axle & Manufacturing
Holdings, Inc.
g
1,923
4,473 Aptiv plc
g
460,093
2,002 Autoliv, Inc. 171,792
16 AutoNation, Inc.
g
2,107
408 Beazer Homes USA, Inc.
g
8,694
621 Best Buy Company, Inc. 46,277
871 Bloomin' Brands, Inc. 21,575
292 Booking Holdings, Inc.
g
784,403
237 Boyd Gaming Corporation 16,448
361 Brunswick Corporation 30,609
1,385 Buckle, Inc. 46,439
1,412 Burlington Stores, Inc.
g
272,248
3,151 Cedar Fair, LP 137,762
902 Cheesecake Factory, Inc. 30,388
Shares Common Stock (11.4%) Value
Consumer Discretionary (1.4%) - continued
179 Chegg, Inc.
g
$ 3,218
1,044 Chico's FAS, Inc.
g
5,262
325 Chipotle Mexican Grill, Inc.
g
671,976
139 Chuy's Holdings, Inc.
g
4,848
21,846 Clarus Corporation 212,562
45 Columbia Sportswear Company 3,759
1,236 Container Store Group, Inc.
g
3,819
14,655 Cooper-Standard Holdings, Inc.
g
197,110
398 Crocs, Inc.
g
49,221
474 Culp, Inc.
g
2,588
1,259 D.R. Horton, Inc. 138,263
3,015 Darden Restaurants, Inc. 458,069
441 Deckers Outdoor Corporation
g
211,389
1,616 Designer Brands, Inc. 13,235
320 Domino's Pizza, Inc. 101,590
299 Dorman Products, Inc.
g
25,762
317 Duolingo, Inc.
g
43,163
888 eBay, Inc. 41,230
33,991 Everi Holdings, Inc.
g
516,663
3,123 Five Below, Inc.
g
616,355
4,481 Ford Motor Company 53,234
1,851 Fox Factory Holding Corporation
g
205,220
3,224 Gap, Inc. 30,950
218 Garmin, Ltd. 21,401
11,513 General Motors Company 380,390
1,949 Gentex Corporation 53,773
5,442 Goodyear Tire & Rubber
Company
g
58,066
1,284 Grand Canyon Education, Inc.
g
152,411
7,725 Harley-Davidson, Inc. 286,598
49 Hasbro, Inc. 2,902
95 Hibbet, Inc. 5,161
568 Hilton Grand Vacations, Inc.
g
24,310
466 Hilton Worldwide Holdings, Inc. 67,113
2,971 Home Depot, Inc. 892,904
906 Hyatt Hotels Corporation
g
103,556
238 KB Home 10,429
73 Kura Sushi USA, Inc.
g
5,031
516 La-Z-Boy, Inc. 14,825
965 Lear Corporation 123,192
266 Lennar Corporation 30,007
1,372 Lithia Motors, Inc. 303,061
902 Lowe's Companies, Inc. 187,463
162 Lululemon Athletica, Inc.
g
61,549
1,663 Macy's, Inc. 27,173
1,893 MarineMax, Inc.
g
55,124
32 Marriott Vacations Worldwide
Corporation 4,306
1,670 McDonald's Corporation 493,903
562 Modine Manufacturing Company
g
11,751
1,472 Mohawk Industries, Inc.
g
155,885
3,511 Newell Brands, Inc. 42,659
4,542 Nordstrom, Inc.
f
70,219
79 NVR, Inc.
g
461,360
459 ODP Corporation
g
19,833
104 O'Reilly Automotive, Inc.
g
95,400
191 Oxford Industries, Inc. 19,709
4,565 Papa John's International, Inc. 341,416
78 Patrick Industries, Inc. 5,353
615 PENN Entertainment, Inc.
g
18,321
6,455 Planet Fitness, Inc.
g
536,669
910 Playa Hotels and Resorts NV
g
8,472
821 Polaris, Inc. 89,202
33 Pool Corporation 11,594
346 PulteGroup, Inc. 23,234

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Consumer Discretionary (1.4%) - continued
912 PVH Corporation $ 78,259
786 Ross Stores, Inc. 83,890
219 Royal Caribbean Cruises, Ltd.
g
14,329
3,126 Ruth's Hospitality Group, Inc. 50,516
304 Six Flags Entertainment
Corporation
g
7,378
4,494 Skyline Champion Corporation
g
333,320
2,749 Sleep Number Corporation
g
61,990
7,163 Sonos, Inc.
g
151,426
1,338 Sony Group Corporation ADR 119,978
13,384 Stoneridge, Inc.
g
252,021
125 Taylor Morrison Home Corporation
g
5,386
2,760 Tesla, Inc.
g
453,496
441 Texas Roadhouse, Inc. 48,783
28,076 ThredUp, Inc.
g
74,121
88 TopBuild Corporation
g
19,842
2,416 Travel + Leisure Company 92,460
783 Ulta Beauty, Inc.
g
431,770
26 Vail Resorts, Inc. 6,254
361 Vera Bradley, Inc.
g
1,892
484 Visteon Corporation
g
67,949
2,292 Wendy's Company 50,653
818 Wingstop, Inc. 163,690
2,822 Wyndham Hotels & Resorts, Inc. 192,517
5,098 Zumiez, Inc.
g
89,139
Total 15,014,671
Consumer Staples (0.5%)
7,183 Altria Group, Inc. 341,264
5,747 Archer-Daniels-Midland Company 448,726
1,092 BJ's Wholesale Club Holdings,
Inc.
g
83,396
209 Boston Beer Company, Inc.
g
66,360
194 Calavo Growers, Inc. 6,200
255 Cal-Maine Foods, Inc. 12,112
1,561 Casey's General Stores, Inc. 357,188
5,180 Celsius Holdings, Inc.
g
495,053
1,135 Coca-Cola Company 72,810
479 Costco Wholesale Corporation 241,042
5,062 Coty, Inc.
g
60,086
228 Darling Ingredients, Inc.
g
13,582
53 Dollar Tree, Inc.
g
8,147
3,644 e.l.f. Beauty, Inc.
g
338,017
1,400 Edgewell Personal Care Company 61,138
2,590 Flowers Foods, Inc. 71,251
198 Hain Celestial Group, Inc.
g
3,550
39 Hershey Company 10,649
4,461 Hormel Foods Corporation 180,403
175 Ingredion, Inc. 18,580
1,433 John B. Sanfilippo & Son, Inc. 148,960
2,255 Kroger Company 109,661
6,191 Lamb Weston Holdings, Inc. 692,216
133 McCormick & Company, Inc. 11,684
3,547 Mondelez International, Inc. 272,126
140 PepsiCo, Inc. 26,725
758 Performance Food Group
Company
g
47,519
3,039 Philip Morris International, Inc. 303,809
852 Post Holdings, Inc.
g
77,097
12,217 Primo Water Corporation 185,576
2,441 Procter & Gamble Company 381,724
34 Seneca Foods Corporation
g
1,618
840 SpartanNash Company 20,597
420 Sprouts Farmers Markets, Inc.
g
14,557
1,639 Sysco Corporation 125,777
Shares Common Stock (11.4%) Value
Consumer Staples (0.5%) - continued
10,955 Turning Point Brands, Inc. $ 260,619
1,832 Tyson Foods, Inc. 114,482
1,194 US Foods Holding Corporation
g
45,850
2,002 Walmart, Inc. 302,242
Total 6,032,393
Energy (0.5%)
2,280 Antero Midstream Corporation 24,533
169 APA Corporation 6,228
2,458 Archrock, Inc. 25,293
614 Baker Hughes Company 17,953
3,773 BP plc ADR 151,976
633 Cactus, Inc. 25,624
421 California Resources Corporation 17,051
710 Callon Petroleum Company
g
23,529
522 ChampionX Corporation 14,136
911 Cheniere Energy, Inc. 139,383
714 Chevron Corporation 120,366
41 Civitas Resources, Inc. 2,831
4,445 Clean Energy Fuels Corporation
g
18,980
294 Comstock Resources, Inc. 3,381
1,715 ConocoPhillips 176,456
369 CVR Energy, Inc. 9,720
5,375 Devon Energy Corporation 287,186
5,167 Enterprise Products Partners, LP 135,944
381 EOG Resources, Inc. 45,518
4,082 EQT Corporation 142,217
240 Equitrans Midstream Corporation 1,236
261 Evolution Petroleum Corporation 1,720
8,654 Exxon Mobil Corporation 1,024,114
906 Green Plains, Inc.
g
30,958
15 Gulfport Energy Corporation
g
1,357
12,660 Halliburton Company 414,615
332 Helmerich & Payne, Inc. 11,009
744 HF Sinclair Corporation 32,818
2,679 International Seaways, Inc. 106,678
5,922 Liberty Energy, Inc. 75,861
860 Magnolia Oil & Gas Corporation 18,163
1,005 Marathon Oil Corporation 24,281
3,892 Marathon Petroleum Corporation 474,824
5,434 Matador Resources Company 266,429
3,742 NexTier Oilfield Solutions, Inc.
g
30,235
16,223 NOV, Inc. 271,735
164 ONEOK, Inc. 10,727
2,049 Par Pacific Holdings, Inc.
g
48,008
554 Patterson-UTI Energy, Inc. 6,199
1,835 PBF Energy, Inc. 63,968
1,449 Phillips 66 143,451
736 Pioneer Natural Resources
Company 160,117
7,452 ProPetro Holding Corporation
g
51,717
163 Range Resources Corporation 4,311
7,037 RPC, Inc. 52,003
1,450 SM Energy Company 40,716
361 Solaris Oilfield Infrastructure, Inc. 2,773
806 Southwestern Energy Company
g
4,183
9,037 Talos Energy, Inc.
g
123,174
39,716 TechnipFMC plc
g
543,712
1,991 U.S. Silica Holdings, Inc.
g
25,983
2,750 Valero Energy Corporation 315,343
1,617 Viper Energy Partners, LP 47,605
2,631 Williams Companies, Inc. 79,614
Total 5,897,942

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Financials (1.6%)
4,943 AGNC Investment Corporation $ 48,985
775 Allstate Corporation 89,714
9,522 Ally Financial, Inc. 251,190
834 Amalgamated Financial
Corporation 13,578
521 American Express Company 84,058
800 American Financial Group, Inc. 98,184
199 Ameriprise Financial, Inc. 60,719
827 Ameris Bancorp 27,704
1,304 Annaly Capital Management, Inc. 26,054
14 Apollo Global Management, Inc. 887
1,764 Arch Capital Group, Ltd.
g
132,423
2,091 Arthur J. Gallagher & Company 435,053
1,788 Associated Banc-Corp 31,880
172 Assurant, Inc. 21,178
671 Assured Guaranty, Ltd. 36,147
115 Atlantic Union Bankshares
Corporation 3,291
1,467 Banc of California, Inc. 16,650
11,920 Bank of America Corporation 349,018
28 Bank of Hawaii Corporation 1,356
629 Bank of Marin Bancorp 11,089
3,298 Bank of N.T. Butterfield & Son, Ltd. 84,858
2,239 Bank of New York Mellon
Corporation 95,359
423 Bank OZK 15,110
1,212 BankFinancial Corporation 10,029
1,154 BankUnited, Inc. 26,023
148 BayCom Corporation 2,469
726 BCB Bancorp, Inc. 8,567
2,492 Berkshire Hathaway, Inc.
g
818,747
301 BlackRock, Inc. 202,031
8,220 Blackstone Mortgage Trust, Inc. 149,933
64 BOK Financial Corporation 5,368
107 Bread Financial Holdings, Inc. 2,953
7,715 Bridgewater Bancshares, Inc.
g
76,764
1,350 Brighthouse Financial, Inc.
g
59,670
565 Brookline Bancorp, Inc. 5,390
391 Business First Bancshares, Inc. 6,029
6,305 Byline Bancorp, Inc. 122,002
1,247 Cadence Bank 25,214
1,904 Capital One Financial Corporation 185,259
12,311 Carlyle Group, Inc. 373,393
138 Cathay General Bancorp 4,398
1,129 Cboe Global Markets, Inc. 157,721
4,077 Central Pacific Financial
Corporation 64,743
79 Central Valley Community Bancorp 1,153
2,149 Charles Schwab Corporation 112,264
1,005 Chimera Investment Corporation 5,708
806 Chubb, Ltd. 162,457
2,909 Citigroup, Inc. 136,927
656 Citizens Financial Group, Inc. 20,297
646 CNB Financial Corporation 12,119
20,039 Columbia Banking System, Inc. 428,033
3,263 Comerica, Inc. 141,516
774 Commerce Bancshares, Inc. 43,228
138 Community Bank System, Inc. 6,894
1,609 Community Trust Bancorp, Inc. 57,940
1,538 ConnectOne Bancorp, Inc. 24,270
286 CrossFirst Bankshares, Inc.
g
2,869
8 Cullen/Frost Bankers, Inc. 882
3,670 Customers Bancorp, Inc.
g
80,153
1,692 CVB Financial Corporation 25,329
426 Dime Community Bancshares, Inc. 8,776
Shares Common Stock (11.4%) Value
Financials (1.6%) - continued
812 Discover Financial Services $ 84,018
820 Eagle Bancorp, Inc. 20,582
1,322 East West Bancorp, Inc. 68,334
2,188 Eastern Bankshares, Inc. 25,490
1,697 Ellington Residential Mortgage
REIT 12,507
901 Enova International, Inc.
g
39,572
2,846 Enterprise Financial Services
Corporation 121,695
1,584 Equitable Holdings, Inc. 41,168
353 Equity Bancshares, Inc. 8,313
49 Erie Indemnity Company 10,649
351 Euronet Worldwide, Inc.
g
38,870
2,398 F.N.B. Corporation 27,529
213 Farmers National Banc
Corporation 2,490
2,714 Federated Hermes, Inc. 112,332
2,157 Fidelity National Information
Services, Inc. 126,659
988 Fifth Third Bancorp 25,886
1,045 Financial Institutions, Inc. 18,267
2,463 First BanCorp/Puerto Rico 28,940
1,747 First Commonwealth Financial
Corporation 21,803
65 First Financial Bancorp 1,345
526 First Financial Bankshares, Inc. 15,391
417 First Financial Corporation 14,407
2,455 First Foundation, Inc. 15,442
286 First Hawaiian, Inc. 5,465
217 First Internet Bancorp 3,192
190 First Interstate BancSystem, Inc. 4,862
47 First Merchants Corporation 1,371
215 First Mid-Illinois Bancshares, Inc. 5,667
932 First of Long Island Corporation 10,904
305 First Republic Bank
f
1,071
1,483 Fiserv, Inc.
g
181,104
66 Five Star Bancorp 1,403
219 FLEETCOR Technologies, Inc.
g
46,848
1,355 Flushing Financial Corporation 16,301
288 Flywire Corporation
g
8,401
2,620 Fulton Financial Corporation 31,257
2,401 Genworth Financial, Inc.
g
13,950
2,639 Glacier Bancorp, Inc. 87,694
252 Global Life, Inc. 27,347
715 Global Payments, Inc. 80,588
1,064 Great Southern Bancorp, Inc. 54,136
701 Green Dot Corporation
g
12,050
2,233 Hamilton Lane, Inc. 164,527
984 Hancock Whitney Corporation 35,936
3,627 Hanmi Financial Corporation 58,612
948 Hanover Insurance Group, Inc. 113,343
808 Hartford Financial Services Group,
Inc. 57,360
5,148 Heartland Financial USA, Inc. 167,619
2,927 Heritage Commerce Corporation 24,879
327 Heritage Financial Corporation 5,759
753 Home BancShares, Inc. 16,393
818 HomeStreet, Inc. 7,984
1,314 Hometrust Bancshares, Inc. 27,423
7,030 Hope Bancorp, Inc. 63,973
1,441 Horizon Bancorp, Inc. 15,174
4,279 Houlihan Lokey, Inc. 391,015
1,291 Huntington Bancshares, Inc. 14,459
132 Independent Bank Corporation/MA 7,392
1,290 Independent Bank Corporation/MI 22,988

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Financials (1.6%) - continued
738 Interactive Brokers Group, Inc. $ 57,453
1,543 Intercontinental Exchange, Inc. 168,079
91 International Bancshares
Corporation 3,883
2,144 Invesco Mortgage Capital, Inc. 22,748
2,836 Invesco, Ltd. 48,581
4,980 J.P. Morgan Chase & Company 688,435
141 Jack Henry & Associates, Inc. 23,031
5,486 Janus Henderson Group plc 142,362
698 KeyCorp 7,859
2,945 Kinsale Capital Group, Inc. 962,161
255 KKR & Company, Inc. 13,533
992 M&T Bank Corporation 124,794
45 Marsh & McLennan Companies,
Inc. 8,109
3,057 Mastercard, Inc. 1,161,752
161 Mercantile Bank Corporation 4,518
68 Mercury General Corporation 2,068
283 MetLife, Inc. 17,356
932 Metropolitan Bank Holding
Corporation
g
29,908
3,198 MFA Financial, Inc. 34,187
3,015 MGIC Investment Corporation 44,833
1,254 Midland States Bancorp, Inc. 25,080
2,241 MidWestOne Financial Group, Inc. 46,389
1,102 Morgan Stanley 99,147
2,281 Mr. Cooper Group, Inc.
g
105,610
921 MSCI, Inc. 444,336
139 MVB Financial Corporation 2,537
6,483 Nasdaq, Inc. 358,964
1,873 Navient Corporation 30,979
2,813 New York Community Bancorp,
Inc. 30,071
4,389 NMI Holdings, Inc.
g
102,703
1,069 OceanFirst Financial Corporation 17,104
843 OFG Bancorp 21,556
2,002 Old National Bancorp 26,847
3,597 Old Republic International
Corporation 90,896
392 Old Second Bancorp, Inc. 4,818
2,647 OneMain Holdings, Inc. 101,565
146 Pacific Premier Bancorp, Inc. 3,247
2,227 PacWest Bancorp
f
22,604
62 Pathward Financial, Inc. 2,761
7,803 PayPal Holdings, Inc.
g
593,028
288 PCB Bancorp 3,980
122 Peapack-Gladstone Financial
Corporation 3,240
230 PennyMac Financial Services, Inc. 14,373
523 Pinnacle Financial Partners, Inc. 28,362
123 PNC Financial Services Group,
Inc. 16,021
1,688 Popular, Inc. 101,297
157 Preferred Bank/Los Angeles, CA 7,549
469 Premier Financial Corporation 7,790
829 Principal Financial Group, Inc. 61,918
597 Prosperity Bancshares, Inc. 37,384
451 Prudential Financial, Inc. 39,237
89 QCR Holdings, Inc. 3,685
4,817 Radian Group, Inc. 116,909
1,411 Raymond James Financial, Inc. 127,738
862 Regions Financial Corporation 15,740
10 Reinsurance Group of America,
Inc. 1,423
106 RenaissanceRe Holdings, Ltd. 22,833
Shares Common Stock (11.4%) Value
Financials (1.6%) - continued
10,458 Rithm Capital Corporation $ 85,337
3,534 RLI Corporation 491,403
329 S&P Global, Inc. 119,289
191 S&T Bancorp, Inc. 5,258
4,428 Seacoast Banking Corporation of
Florida 98,257
194 Shore Bancshares, Inc. 2,576
178 Simmons First National
Corporation 2,974
134 SmartFinancial, Inc. 2,886
129 South Plains Financial, Inc. 2,648
76 Southern First Bancshares, Inc.
g
2,096
355 SouthState Corporation 24,488
1,989 State Street Corporation 143,725
996 Synchrony Financial 29,392
1,652 Synovus Financial Corporation 50,882
349 T. Rowe Price Group, Inc. 39,203
454 Territorial Bancorp, Inc. 7,604
592 Texas Capital Bancshares, Inc.
g
29,748
1,471 TPG RE Finance Trust, Inc. 10,488
2,901 TPG, Inc. 84,042
3,070 Tradeweb Markets, Inc. 216,159
6,680 Triumph Financial, Inc.
g
347,093
1,205 Truist Financial Corporation 39,259
848 TrustCo Bank Corporation NY 25,304
2,364 Two Harbors Investment
Corporation 32,931
244 U.S. Bancorp 8,364
546 UMB Financial Corporation 34,731
921 United Bankshares, Inc. 30,513
259 United Community Banks, Inc. 6,449
321 Univest Financial Corporation 6,459
4,553 Unum Group 192,137
1,671 Valley National Bancorp 15,674
1,231 Veritex Holdings, Inc. 21,186
2,205 Virtu Financial, Inc. 44,210
315 Visa, Inc. 73,310
1,028 Voya Financial, Inc. 78,621
435 W.R. Berkley Corporation 25,630
176 Walker & Dunlop, Inc. 11,847
891 Washington Federal, Inc. 24,984
32 Webster Financial Corporation 1,194
8,549 Wells Fargo & Company 339,823
300 Westamerica Bancorporation 12,153
16,016 Western Alliance Bancorp
f
594,514
265 Western Asset Mortgage Capital
Corporation 2,348
3,998 Western Union Company 43,698
169 WEX, Inc.
g
29,972
27 Willis Towers Watson plc 6,253
249 Wintrust Financial Corporation 17,024
98 WSFS Financial Corporation 3,447
5,362 Zions Bancorp NA 149,385
170 Zurich Insurance Group AG 82,442
Total 18,236,920
Health Care (1.7%)
274 10X Genomics, Inc.
g
14,366
4,754 Abbott Laboratories 525,174
7,553 ACADIA Pharmaceuticals, Inc.
g
161,106
662 Adaptive Biotechnologies
Corporation
g
4,727
2,825 Agilent Technologies, Inc. 382,590
14,884 Agiliti, Inc.
g
248,860
699 Agios Pharmaceuticals, Inc.
g
15,986

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Health Care (1.7%) - continued
1,731 Aldeyra Therapeutics, Inc.
g
$ 16,496
364 Align Technology, Inc.
g
118,409
514 Alignment Healthcare, Inc.
g
3,233
4,452 Alkermes plc
g
127,105
2,022 Allogene Therapeutics, Inc.
g
10,979
30 Alnylam Pharmaceuticals, Inc.
g
5,976
765 Amedisys, Inc.
g
61,430
713 AmerisourceBergen Corporation 118,964
191 Amgen, Inc. 45,790
1,065 Amicus Therapeutics, Inc.
g
12,290
146 AMN Healthcare Services, Inc.
g
12,607
303 Anika Therapeutics, Inc.
g
7,775
410 Arcutis Biotherapeutics, Inc.
g
5,674
1,146 Argenx SE ADR
g
444,510
76 Arvinas, Inc.
g
1,992
883 Ascendis Pharma AS ADR
g
61,775
2,487 AstraZeneca plc ADR 182,098
497 Avanos Medical, Inc.
g
14,681
12,305 Avantor, Inc.
g
239,701
2,612 Axonics, Inc.
g
150,086
4,320 Azenta, Inc.
g
187,877
8,964 Baxter International, Inc. 427,404
607 Biogen, Inc.
g
184,668
3,601 BioLife Solutions, Inc.
g
63,234
41 BioMarin Pharmaceutical, Inc.
g
3,938
217 Bio-Rad Laboratories, Inc.
g
97,821
4,307 Bio-Techne Corporation 344,043
242 Blueprint Medicines Corporation
g
12,354
279 Bristol-Myers Squibb Company 18,629
330 Cardinal Health, Inc. 27,093
8,392 Centene Corporation
g
578,461
509 Charles River Laboratories
International, Inc.
g
96,771
71 Chemed Corporation 39,139
504 Cigna Group 127,658
826 Codexis, Inc.
g
3,238
1,231 Community Health Systems, Inc.
g
7,805
13 CONMED Corporation 1,632
852 Cooper Companies, Inc. 324,995
305 CRISPR Therapeutics AG
g
14,927
930 CVS Health Corporation 68,178
1,064 Danaher Corporation 252,072
2,177 Deciphera Pharmaceuticals, Inc.
g
30,935
628 Dentsply Sirona, Inc. 26,332
3,989 Dexcom, Inc.
g
484,025
2,820 Dynavax Technologies
Corporation
g
29,356
4,430 Edwards Lifesciences
Corporation
g
389,751
1,842 Elanco Animal Health, Inc.
g
17,444
342 Elevance Health, Inc. 160,278
513 Enanta Pharmaceuticals, Inc.
g
18,237
523 Enhabit, Inc.
g
6,407
8,127 Enovis Corporation
g
473,398
382 Exact Sciences Corporation
g
24,475
959 FibroGen, Inc.
g
16,418
1,854 Gilead Sciences, Inc. 152,417
699 Globus Medical, Inc.
g
40,640
123 Guardant Health, Inc.
g
2,775
6,049 Halozyme Therapeutics, Inc.
g
194,354
371 HCA Healthcare, Inc. 106,599
247 HealthEquity, Inc.
g
13,202
2,566 Hologic, Inc.
g
220,702
24 IDEXX Laboratories, Inc.
g
11,812
3,147 Immunocore Holdings plc ADR
g
182,683
Shares Common Stock (11.4%) Value
Health Care (1.7%) - continued
3,037 Inari Medical, Inc.
g
$ 201,718
3,312 Insmed, Inc.
g
64,584
2,128 Inspire Medical Systems, Inc.
g
569,517
1,415 Insulet Corporation
g
450,027
401 Intuitive Surgical, Inc.
g
120,789
2,908 Ionis Pharmaceuticals, Inc.
g
102,856
367 Jazz Pharmaceuticals, Inc.
g
51,553
4,877 Johnson & Johnson 798,365
267 Kiniksa Pharmaceuticals, Ltd.
g
2,870
1,144 Kura Oncology, Inc.
g
11,143
718 Laboratory Corporation of America
Holdings 162,778
4,981 Lantheus Holdings, Inc.
g
425,626
20 Ligand Pharmaceuticals, Inc.
g
1,527
1,464 LivaNova plc
g
70,126
3 Madrigal Pharmaceuticals, Inc.
g
936
34,703 Maravai LifeSciences Holdings,
Inc.
g
478,554
310 Masimo Corporation
g
58,633
642 Medpace Holdings, Inc.
g
128,490
9,508 Medtronic plc 864,753
8,096 Merck & Company, Inc. 934,845
905 Mersana Therapeutics, Inc.
g
3,964
124 Mirati Therapeutics, Inc.
g
5,494
235 Moderna, Inc.
g
31,229
710 Molina Healthcare, Inc.
g
211,502
60 MultiPlan Corporation
g
59
647 Myriad Genetics, Inc.
g
13,775
2,810 Natera, Inc.
g
142,523
637 National HealthCare Corporation 36,889
270 Novo Nordisk AS ADR 45,114
410 Nurix Therapeutics, Inc.
g
3,948
622 OraSure Technologies, Inc.
g
4,230
828 Pediatrix Medical Group, Inc.
g
11,865
4,865 Pfizer, Inc. 189,200
1,148 Phreesia, Inc.
g
36,323
20,449 Progyny, Inc.
g
679,725
1,145 Protagonist Therapeutics, Inc.
g
25,877
12,804 R1 RCM, Inc.
g
199,614
404 RAPT Therapeutics, Inc.
g
7,353
70 Regeneron Pharmaceuticals, Inc.
g
56,125
2,443 Repligen Corporation
g
370,432
8,735 Revance Therapeutics, Inc.
g
278,035
385 Royalty Pharma PLC 13,533
455 Sage Therapeutics, Inc.
g
22,227
889 Sarepta Therapeutics, Inc.
g
109,143
584 Sensus Healthcare, Inc.
g
2,762
819 ShockWave Medical, Inc.
g
237,641
5,029 Silk Road Medical, Inc.
g
221,377
381 SpringWorks Therapeutics, Inc.
g
8,908
5,422 Stevanato Group SPA 143,737
469 Syneos Health, Inc.
g
18,413
538 Teleflex, Inc. 146,616
3,913 Travere Therapeutics, Inc.
g
84,403
832 Twist Bioscience Corporation
g
10,383
593 Ultragenyx Pharmaceutical, Inc.
g
25,896
581 UnitedHealth Group, Inc. 285,904
490 Vanda Pharmaceuticals, Inc.
g
3,009
108 Veeva Systems, Inc.
g
19,341
1,813 Veracyte, Inc.
g
41,046
2,892 Vericel Corporation
g
91,127
18,109 Viatris, Inc. 168,957
14,291 Viemed Healthcare, Inc.
g
155,057
3,591 Vor BioPharma, Inc.
g
15,980
45 VYNE Therapeutics, Inc.
g
237

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Health Care (1.7%) - continued
1,126 Waters Corporation
g
$ 338,205
471 Zentalis Pharmaceuticals, Inc.
g
10,376
1,144 Zimmer Biomet Holdings, Inc. 158,375
2,474 Zoetis, Inc. 434,880
Total 19,099,056
Industrials (1.6%)
1,391 3M Company 147,752
1,624 Acuity Brands, Inc. 255,585
3,119 Advanced Drainage Systems, Inc. 267,361
913 AGCO Corporation 113,157
7,235 Air Lease Corporation 290,992
3,107 Alaska Air Group, Inc.
g
135,030
116 Albany International Corporation 10,580
159 American Woodmark Corporation
g
8,033
4,614 AMETEK, Inc. 636,409
128 Apogee Enterprises, Inc. 5,448
949 Armstrong World Industries, Inc. 65,158
8,500 ASGN, Inc.
g
608,515
151 Atkore International Group, Inc.
g
19,076
666 AZZ, Inc. 25,128
14,812 Badger Infrastructure Solutions,
Ltd. 324,588
3,916 Barnes Group, Inc. 164,590
270 Beacon Roofing Supply, Inc.
g
16,249
31 Broadridge Financial Solutions,
Inc. 4,508
1,371 Carlisle Companies, Inc. 295,930
197 Caterpillar, Inc. 43,104
166 CBIZ, Inc.
g
8,747
3,396 Chart Industries, Inc.
g
452,008
3,711 Cimpress plc
g
192,786
1,131 Cintas Corporation 515,476
6,919 CNH Industrial NV 97,558
45 Columbus McKinnon Corporation 1,562
3,121 Conduent Incorporated
g
10,955
776 Core & Main, Inc.
g
20,223
152 CoStar Group, Inc.
g
11,696
1,392 Crane Company
g
100,321
1,392 Crane NXT Company 65,925
346 CSW Industrials, Inc. 46,596
19,098 CSX Corporation 585,163
645 Curtiss-Wright Corporation 109,540
340 Daseke, Inc.
g
2,781
403 Deere & Company 152,342
2,969 Delta Air Lines, Inc.
g
101,866
408 Donaldson Company, Inc. 25,928
6 Dover Corporation 877
15,644 Driven Brands Holdings, Inc.
g
480,271
356 Eagle Bulk Shipping, Inc. 15,920
842 EMCOR Group, Inc. 143,982
867 Emerson Electric Company 72,186
48 Equifax, Inc. 10,002
2,314 Expeditors International of
Washington, Inc. 263,426
3,901 Fastenal Company 210,030
17,590 First Advantage Corporation
g
226,207
376 Forrester Research, Inc.
g
11,633
1,130 Fortune Brands Innovations, Inc. 73,100
4,291 Forward Air Corporation 452,743
257 Genco Shipping & Trading, Ltd. 3,960
464 General Dynamics Corporation 101,310
125 Gorman-Rupp Company 3,069
2,987 Greenbrier Companies, Inc. 79,006
1,262 Hawaiian Holdings, Inc.
g
10,513
Shares Common Stock (11.4%) Value
Industrials (1.6%) - continued
743 Healthcare Services Group, Inc. $ 11,598
67 Heidrick & Struggles International,
Inc. 1,682
3,489 Helios Technologies, Inc. 209,829
1,264 Hillman Solutions Corporation
g
10,618
14,994 Howmet Aerospace, Inc. 664,084
378 Hubbell, Inc. 101,803
82 ICF International, Inc. 9,348
335 IDEX Corporation 69,117
1,062 Interface, Inc. 8,326
11,508 Janus International Group, Inc.
g
103,572
22 JB Hunt Transport Services, Inc. 3,856
3,105 JetBlue Airways Corporation
g
22,170
1,463 Johnson Controls International plc 87,546
34 Knight-Swift Transportation
Holdings, Inc. 1,915
429 L3Harris Technologies, Inc. 83,719
1,090 Landstar System, Inc. 191,873
3,237 Lincoln Electric Holdings, Inc. 543,169
2,689 ManpowerGroup, Inc. 203,584
1,130 Masterbrand, Inc.
g
9,119
396 Matson, Inc. 26,940
2,190 Maximus, Inc. 183,194
1,978 Mercury Systems, Inc.
g
94,291
4,323 Middleby Corporation
g
609,024
3,049 Miller Industries, Inc. 99,397
61 Moog, Inc. 5,497
434 MSC Industrial Direct Company,
Inc. 39,377
44 National Presto Industries, Inc. 2,993
186 Northrop Grumman Corporation 85,796
1,033 Old Dominion Freight Line, Inc. 330,963
1,448 Owens Corning, Inc. 154,661
1,623 PACCAR, Inc. 121,222
590 Parker-Hannifin Corporation 191,679
1,233 Paycom Software, Inc.
g
358,026
1,544 Paylocity Holding Corporation
g
298,440
6,929 Pentair plc 402,436
818 Quanta Services, Inc. 138,766
5,493 Regal Rexnord Corporation 714,969
483 Republic Services, Inc. 69,852
605 Resideo Technologies, Inc.
g
10,769
7,571 Ritchie Brothers Auctioneers, Inc. 432,986
163 RXO, Inc.
g
2,949
929 Saia, Inc.
g
276,628
1,888 SkyWest, Inc.
g
53,430
59 Snap-On, Inc. 15,305
1,246 Southwest Airlines Company 37,741
1,121 Standex International Corporation 137,670
107 Stanley Black & Decker, Inc. 9,238
205 Sterling Construction Company,
Inc.
g
7,569
16,366 Sun Country Airlines Holdings,
Inc.
g
322,901
1,025 Sunrun, Inc.
g
21,566
1,877 Tennant Company 143,440
597 Terex Corporation 26,620
891 Textron, Inc. 59,644
3,314 Timken Company 254,681
502 Titan International, Inc.
g
4,900
466 Trane Technologies plc 86,587
4,394 TransUnion 302,351
1,052 Trex Company, Inc.
g
57,502
676 TriNet Group, Inc.
g
62,719
102 TTEC Holdings, Inc. 3,475

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Industrials (1.6%) - continued
1,135 Tutor Perini Corporation
g
$ 6,016
3,328 Uber Technologies, Inc.
g
103,334
95 UniFirst Corporation/MA 15,550
1,577 Union Pacific Corporation 308,619
938 United Parcel Service, Inc. 168,662
1,078 United Rentals, Inc. 389,277
120 Valmont Industries, Inc. 34,867
997 Wabash National Corporation 25,593
9,003 WillScot Mobile Mini Holdings
Corporation
g
408,736
Total 18,152,677
Information Technology (2.2%)
2,530 8x8, Inc.
g
7,261
1,337 Adobe, Inc.
g
504,798
2,424 Adtran Holdings, Inc. 22,107
624 Advanced Micro Devices, Inc.
g
55,767
669 Alarm.com Holdings, Inc.
g
31,905
323 Alpha and Omega Semiconductor,
Ltd.
g
7,713
1,111 Alteryx, Inc.
g
45,695
157 American Software, Inc. 1,875
998 Amkor Technology, Inc. 22,325
6,455 Amphenol Corporation 487,159
220 ANSYS, Inc.
g
69,062
178 Appian Corporation
g
6,684
20,699 Apple, Inc. 3,512,206
688 Applied Materials, Inc. 77,765
1,923 Arista Networks, Inc.
g
307,988
1,517 Arrow Electronics, Inc.
g
173,590
2,045 Autodesk, Inc.
g
398,346
61 Aviat Networks, Inc.
g
2,001
284 Benchmark Electronics, Inc. 6,063
5,308 BigCommerce Holdings, Inc.
g
39,226
2,224 BILL Holdings, Inc.
g
170,825
483 Cadence Design Systems, Inc.
g
101,164
498 CalAmp Corporation
g
1,265
10,968 Calix, Inc.
g
501,238
108 CDW Corporation 18,316
6,089 Ciena Corporation
g
280,338
11,224 Cisco Systems, Inc. 530,334
8,998 Cognex Corporation 429,115
33 Cognizant Technology Solutions
Corporation 1,970
702 Coherent Corporation
g
23,966
3,595 Cohu, Inc.
g
121,655
8,580 CommScope Holding Company,
Inc.
g
42,299
231 Corning, Inc. 7,674
463 Datadog, Inc.
g
31,197
2,001 Descartes Systems Group, Inc.
g
158,439
1,493 Dolby Laboratories, Inc. 124,949
3,111 Dropbox, Inc.
g
63,278
370 Elastic NV
g
21,182
2,523 Entegris, Inc. 189,023
796 EPAM Systems, Inc.
g
224,822
7 Fair Isaac Corporation
g
5,096
131 First Solar, Inc.
g
23,918
6,204 Five9, Inc.
g
402,267
7,206 Flex, Ltd.
g
148,227
686 FormFactor, Inc.
g
18,735
1,131 Fortinet, Inc.
g
71,310
5,246 Gen Digital, Inc. 92,697
7,991 Gilat Satellite Networks, Ltd.
g
37,717
15 GoDaddy, Inc.
g
1,135
Shares Common Stock (11.4%) Value
Information Technology (2.2%) - continued
13,434 Grid Dynamics Holdings, Inc.
g
$ 146,028
3,414 Guidewire Software, Inc.
g
260,113
4,138 Hackett Group, Inc. 76,801
31 HP, Inc. 921
498 HubSpot, Inc.
g
209,633
501 IPG Photonics Corporation
g
57,605
11,029 Juniper Networks, Inc. 332,524
8 Keysight Technologies, Inc.
g
1,157
212 KLA Corporation 81,946
8,518 Knowles Corporation
g
143,784
770 Lam Research Corporation 403,542
7,698 Lattice Semiconductor
Corporation
g
613,531
492 Littelfuse, Inc. 119,182
3,250 Lumentum Holdings, Inc.
g
156,812
89 MaxLinear, Inc.
g
2,148
6,149 Microchip Technology, Inc. 448,815
10,010 Microsoft Corporation 3,075,673
812 Monolithic Power Systems, Inc. 375,120
53 Motorola Solutions, Inc. 15,444
763 NCR Corporation
g
17,007
302 NICE, Ltd. ADR
g
61,611
2,227 Nova, Ltd.
g
203,659
2,932 NVIDIA Corporation 813,601
941 ON Semiconductor Corporation
g
67,714
963 PagerDuty, Inc.
g
28,948
2,295 Palo Alto Networks, Inc.
g
418,746
107 PC Connection, Inc. 4,309
1,688 Plexus Corporation
g
147,649
2,784 PTC, Inc.
g
350,199
1,322 Q2 Holdings, Inc.
g
32,548
228 Qorvo, Inc.
g
20,994
4,030 QUALCOMM, Inc. 470,704
113 Qualys, Inc.
g
12,762
1,215 Rackspace Technology, Inc.
g
1,774
949 Rambus, Inc.
g
42,079
669 RingCentral, Inc.
g
18,438
2,061 Salesforce, Inc.
g
408,841
2,924 Samsung Electronics Company,
Ltd. 143,873
169 Sanmina Corporation
g
8,832
345 ServiceNow, Inc.
g
158,500
838 SiTime Corporation
g
90,898
1,996 Skyworks Solutions, Inc. 211,376
4,459 Splunk, Inc.
g
384,544
509 Sprinklr, Inc.
g
6,088
12,601 Sprout Social, Inc.
g
620,725
1,125 Synopsys, Inc.
g
417,735
78 Teledyne Technologies, Inc.
g
32,323
988 Teradata Corporation
g
38,245
19 Teradyne, Inc. 1,736
4,870 Texas Instruments, Inc. 814,264
1,091 Trimble, Inc.
g
51,386
36,765 TTM Technologies, Inc.
g
434,195
1,140 Tyler Technologies, Inc.
g
432,094
195 Ubiquiti, Inc. 45,347
1,710 Universal Display Corporation 228,217
1,298 Upland Software, Inc.
g
4,764
627 Verint Systems, Inc.
g
22,879
2,174 Viavi Solutions, Inc.
g
19,479
2,334 Vishay Intertechnology, Inc. 49,691
2,516 Vontier Corporation 68,259
288 Western Digital Corporation
g
9,919
3,363 Wolfspeed, Inc.
g
156,548
5,803 Workiva, Inc.
g
542,116

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Information Technology (2.2%) - continued
443 Xerox Holdings Corporation $ 6,942
1,872 Yext, Inc.
g
16,436
24 Zebra Technologies Corporation
g
6,913
698 Zoom Video Communications,
Inc.
g
42,878
Total 24,333,251
Materials (0.5%)
502 Albemarle Corporation 93,101
122 Alcoa Corporation 4,531
3,749 AptarGroup, Inc. 444,294
526 Avery Dennison Corporation 91,777
3,832 Axalta Coating Systems, Ltd.
g
120,976
1,801 Ball Corporation 95,777
4,030 Carpenter Technology Corporation 212,542
1,101 Celanese Corporation 116,970
3,017 CF Industries Holdings, Inc. 215,957
745 Cleveland-Cliffs, Inc.
g
11,458
57 Commercial Metals Company 2,661
3,855 Compass Minerals International,
Inc. 126,174
1,015 Corteva, Inc. 62,037
233 Crown Holdings, Inc. 19,987
1,100 Eastman Chemical Company 92,697
237 Greif, Inc. 14,881
37 Hawkins, Inc. 1,493
1,858 Huntsman Corporation 49,776
3,320 Ingevity Corporation
g
238,177
740 Innospec, Inc. 75,206
588 International Flavors & Fragrances,
Inc. 57,013
18,430 Ivanhoe Mines, Ltd.
g
159,835
322 Kaiser Aluminum Corporation 21,162
931 Linde plc 343,958
964 LSB Industries, Inc.
g
8,609
2,666 LyondellBasell Industries NV 252,230
777 Martin Marietta Materials, Inc. 282,206
627 Mercer International, Inc. 6,101
526 MP Materials Corporation
g
11,398
261 Myers Industries, Inc. 4,946
1,212 Newmont Corporation 57,449
1,180 Nucor Corporation 174,852
1,243 O-I Glass, Inc.
g
27,930
696 Orion Engineered Carbons SA 16,850
1,084 PPG Industries, Inc. 152,042
26,865 Ranpak Holdings Corporation
g
109,609
182 Reliance Steel & Aluminum
Company 45,100
3,904 RPM International, Inc. 320,245
477 Ryerson Holding Corporation 18,016
1,388 Schnitzer Steel Industries, Inc. 40,099
36 Sensient Technologies Corporation 2,681
2,892 SSR Mining, Inc. 41,414
1,768 Steel Dynamics, Inc. 183,784
4,357 Summit Materials, Inc.
g
119,425
607 TimkenSteel Corporation
g
10,161
381 TriMas Corporation 9,681
406 Trinseo plc 7,357
18,099 Tronox Holdings plc 247,775
1,171 United States Lime & Minerals, Inc. 188,414
2,043 United States Steel Corporation 46,744
45 Vulcan Materials Company 7,880
103 Westlake Corporation 11,719
Shares Common Stock (11.4%) Value
Materials (0.5%) - continued
1,456 WestRock Company $ 43,578
Total 5,120,735
Real Estate (0.5%)
7,742 Agree Realty Corporation 526,379
469 Alexandria Real Estate Equities,
Inc. 58,240
378 American Assets Trust, Inc. 6,880
2,490 Apartment Income REIT
Corporation 92,080
847 AvalonBay Communities, Inc. 152,773
1,128 Camden Property Trust 124,136
571 CareTrust REIT, Inc. 11,129
2,954 CBRE Group, Inc.
g
226,454
5,267 CubeSmart 239,596
32,452 Cushman and Wakefield plc
g
319,652
517 Digital Realty Trust, Inc. 51,261
1,225 DigitalBridge Group, Inc. 15,227
198 EastGroup Properties, Inc. 32,979
424 Elme Communities 7,306
2,578 EPR Properties 108,173
900 Equity Commonwealth 18,648
2,846 Equity Residential 180,009
1,508 Essential Properties Realty Trust,
Inc. 37,323
188 Essex Property Trust, Inc. 41,309
738 Extra Space Storage, Inc. 112,206
2,073 First Industrial Realty Trust, Inc. 108,770
959 FirstService Corporation 144,560
2,464 Four Corners Property Trust, Inc. 62,857
311 Getty Realty Corporation 10,366
83 Gladstone Land Corporation 1,337
9,008 Healthcare Realty Trust, Inc. 178,178
5,750 Host Hotels & Resorts, Inc. 92,977
450 Howard Hughes Corporation
g
34,816
6,459 Independence Realty Trust, Inc. 107,542
10 Jones Lang LaSalle, Inc.
g
1,390
722 Kennedy-Wilson Holdings, Inc. 12,115
337 Life Storage, Inc. 45,286
272 LTC Properties, Inc. 9,098
5,793 LXP Industrial Trust 54,454
399 Mid-America Apartment
Communities, Inc. 61,366
5,224 National Retail Properties, Inc. 227,244
13,604 National Storage Affiliates Trust 524,434
4,518 Necessity Retail REIT, Inc. 24,894
1,971 NetSTREIT Corporation 35,912
2,173 Public Storage, Inc. 640,666
776 Realty Income Corporation 48,764
2,525 Regency Centers Corporation 155,111
4,103 Rexford Industrial Realty, Inc. 228,824
3,595 Sabra Health Care REIT, Inc. 40,983
899 SBA Communications Corporation 234,540
6,649 Service Properties Trust 58,312
521 Terreno Realty Corporation 32,088
4,425 UDR, Inc. 182,885
475 Welltower, Inc. 37,630
2,528 Zillow Group, Inc.
g
108,148
Total 5,867,307
Utilities (0.3%)
460 AES Corporation 10,884
1,349 Alliant Energy Corporation 74,384
588 Artesian Resources Corporation 32,211

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.4%) Value
Utilities (0.3%) - continued
286 Avista Corporation $ 12,604
2,432 Black Hills Corporation 158,785
2,309 CenterPoint Energy, Inc. 70,355
759 Consolidated Water Company,
Ltd. 12,827
1,539 Constellation Energy Corporation 119,119
1,025 Duke Energy Corporation 101,352
1,503 Edison International 110,621
2,896 Entergy Corporation 311,552
392 Essential Utilities, Inc. 16,738
5,181 Evergy, Inc. 321,792
148 NextEra Energy Partners, LP 8,512
19,439 NiSource, Inc. 553,234
4,133 NorthWestern Corporation 242,276
7,589 OGE Energy Corporation 284,891
1,041 PG&E Corporation
g
17,812
2,164 Pinnacle West Capital Corporation 169,787
3,979 Portland General Electric
Company 201,417
2,406 Public Service Enterprise Group,
Inc. 152,059
4,005 Sempra Energy 622,737
1,376 Spire, Inc. 93,196
1,602 UGI Corporation 54,276
164 Vistra Energy Corporation 3,913
340 Xcel Energy, Inc. 23,769
Total 3,781,103
Total Common Stock
(cost $111,897,396) 128,133,243
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
2,914,558 Thrivent Cash Management Trust 2,914,558
Total Collateral Held for
Securities Loaned
(cost $2,914,558) 2,914,558
Shares or
Principal
Amount Short-Term Investments ( 10.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.660%, 5/3/2023
n,o
99,975
1,200,000 4.710%, 5/10/2023
n,o
1,198,607
1,600,000 4.690%, 5/11/2023
n,o
1,597,981
600,000 4.690%, 5/12/2023
n,o
599,167
900,000 4.650%, 5/15/2023
n,o
898,411
300,000 4.660%, 5/19/2023
n,o
299,319
100,000 4.750%, 6/12/2023
n,o
99,448
100,000 4.750%, 6/14/2023
n,o
99,422
1,600,000 4.721%, 6/21/2023
n,o
1,589,279
100,000 4.800%, 7/12/2023
n,o
99,040
1,000,000 4.870%, 8/18/2023
n,o
985,563
Thrivent Core Short-Term Reserve
Fund
10,536,408 5.260% 105,364,075
Shares or
Principal
Amount Short-Term Investments (10.1%) Value
U.S. Treasury Bills
400,000 4.685%, 5/18/2023
n
$ 399,179
200,000 4.772%, 6/8/2023
n
198,993
Total Short-Term Investments
(cost $113,488,124) 113,528,459
Total Investments (cost
$1,088,231,361) 101.1% $1,133,154,078
Other Assets and Liabilities, Net
(1.1%) (12,563,146)
Total Net Assets 100.0% $1,120,590,932
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $66,072,366 or 5.9% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Fund as of April
28, 2023 was $175,581 or 0.02% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of April 28,
2023.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 272,847
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,639,053
Common Stock 1,183,903
Total lending $2,822,956
Gross amount payable upon return of
collateral for securities loaned $2,914,558
Net amounts due to counterparty $91,602
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $110,859,138
Gross unrealized depreciation (59,856,891)
Net unrealized appreciation (depreciation) $51,002,247
Cost for federal income tax purposes $1,088,986,851

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 974,917 – 889,356 85,561
Capital Goods 2,280,212 – 2,120,762 159,450
Communications Services 3,422,342 – 3,342,548 79,794
Consumer Cyclical 4,725,489 – 4,725,489 –
Consumer Non-Cyclical 3,096,399 – 3,096,399 –
Energy 598,756 – 598,756 –
Financials 1,881,207 – 1,881,207 –
Technology 5,195,763 – 5,195,763 –
Transportation 1,651,566 – 1,651,566 –
Utilities 192,917 – 192,917 –
Long-Term Fixed Income
Asset-Backed Securities 17,340,884 – 17,116,447 224,437
Basic Materials 2,715,995 – 2,715,995 –
Capital Goods 7,893,646 – 7,893,646 –
Collateralized Mortgage Obligations 19,489,485 – 19,489,485 –
Commercial Mortgage-Backed Securities 17,945,136 – 17,945,136 –
Communications Services 12,025,928 – 12,025,928 –
Consumer Cyclical 13,123,364 – 13,123,364 –
Consumer Non-Cyclical 14,230,271 – 14,230,271 –
Energy 10,296,785 – 10,296,785 –
Financials 35,877,497 – 35,877,497 –
Foreign Government 192,560 – 192,560 –
Mortgage-Backed Securities 97,391,708 – 97,391,708 –
Technology 8,221,712 – 8,221,712 –
Transportation 3,731,052 – 3,731,052 –
U.S. Government & Agencies 147,768,983 – 147,768,983 –
Utilities 7,002,512 – 7,002,512 –
Registered Investment Companies
U.S. Affiliated 354,167,026 347,843,352 6,323,674 –
U.S. Unaffiliated 5,007,218 5,007,218 – –
Common Stock
Communications Services 6,597,188 6,594,103 3,085 –
Consumer Discretionary 15,014,671 15,014,671 – –
Consumer Staples 6,032,393 6,032,393 – –
Energy 5,897,942 5,897,942 – –
Financials 18,236,920 18,154,478 82,442 –
Health Care 19,099,056 19,099,056 – –
Industrials 18,152,677 17,828,089 324,588 –
Information Technology 24,333,251 24,189,378 143,873 –
Materials 5,120,735 4,960,900 159,835 –
Real Estate 5,867,307 5,867,307 – –
Utilities 3,781,103 3,781,103 – –
Short-Term Investments 8,164,384 – 8,164,384 –
Subtotal Investments in Securities $934,738,957 $480,269,990 $453,919,725 $549,242
Other Investments  * Total
Affiliated Short-Term Investments 105,364,075
U.S. Affiliated Registered Investment Cos. 90,136,488
Collateral Held for Securities Loaned 2,914,558
Subtotal Other Investments $198,415,121
Total Investments at Value $1,133,154,078
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,931,622 6,931,622 – –
Total Asset Derivatives $6,931,622 $6,931,622 $– $–
Liability Derivatives
Futures Contracts 96,602 96,602 – –
Total Liability Derivatives $96,602 $96,602 $– $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $7,566,212 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 36 June 2023 $ 4,021,964 $ 125,349
CBOT 2-Yr. U.S. Treasury Note 55 June 2023 11,230,027 108,996
CBOT 5-Yr. U.S. Treasury Note 237 June 2023 25,557,535 451,364
CBOT U.S. Long Bond 114 June 2023 14,318,902 689,911
CME E-mini S&P 500 Index 312 June 2023 62,349,064 2,991,536
CME Ultra Long Term U.S. Treasury Bond 107 June 2023 14,491,289 639,180
ICE mini MSCI EAFE Index 248 June 2023 25,311,639 1,343,401
ICE US mini MSCI Emerging Markets Index 35 June 2023 1,689,627 32,723
Ultra 10-Yr. U.S. Treasury Note 18 June 2023 2,108,252 77,904
Total Futures Long Contracts $ 161,078,299 $ 6,460,364
CBOT 10-Yr. U.S. Treasury Note (22) June 2023 ( $ 2,490,377) ( $ 44,092)
CME E-mini Russell 2000 Index (150) June 2023 (13,715,421) 404,421
CME E-mini S&P Mid-Cap 400 Index (95) June 2023 (23,822,537) 66,837
CME Euro Foreign Exchange Currency (80) June 2023 (10,998,227) (50,274)
Eurex Euro STOXX 50 Index (231) June 2023 (11,026,975) (2,236)
Total Futures Short Contracts ( $ 62,053,537) $374,656
Total Futures Contracts $ 99,024,762 $6,835,020

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Moderately Conservative
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,838,918
Total Equity Contracts 4,838,918
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,092,704
Total Interest Rate Contracts 2,092,704
Total Asset Derivatives $6,931,622
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 50,274
Total Foreign Exchange Contracts 50,274
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 44,092
Total Interest Rate Contracts 44,092
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,236
Total Equity Contracts 2,236
Total Liability Derivatives $96,602
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 21,297
Futures Net realized gains/(losses) on Futures contracts (3,689,702)
Total Interest Rate Contracts (3,668,405)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,113,564)
Total Equity Contracts (1,113,564)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 176,801
Total Credit Contracts 176,801
Total ($4,605,168)

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (50,274)
Total Foreign Exchange Contracts (50,274)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,868,379
Total Equity Contracts 4,868,379
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 6,532,212
Total Interest Rate Contracts 6,532,212
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (108,196)
Total Credit Contracts (108,196)
Total $11,242,121
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended April 28,
2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $65,946,370
Futures - Short (33,738,663)
Interest Rate Contracts
Futures - Long 59,888,058
Futures - Short (23,854,410)
Options Written (1,448,028)
Foreign Exchange Contracts
Futures - Short (554,754)
Credit Contracts
Credit Default Swaps - Buy Protection (16,724)
Credit Default Swaps - Sell Protection 46,889

Moderately Conservative Allocation Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $31,283 $1,006 $– $34,583 4,550 3.1%
Core Emerging Markets Equity 6,274 259 – 7,367 876 0.7
Core International Equity 11,590 316 – 13,899 1,437 1.2
Core Low Volatility Equity 23,433 2,345 – 24,691 2,141 2.2
Core Mid Cap Value — 6,250 – 6,324 659 0.6
Core Small Cap Value 9,959 119 – 9,596 1,077 0.8
Global Stock, Class S 1,608 56 – 1,775 72 0.2
High Yield, Class S 23,236 689 – 24,514 6,008 2.2
Income, Class S 68,184 1,371 – 74,280 9,227 6.6
International Allocation, Class S 36,716 841 17,000 26,462 2,703 2.4
Large Cap Growth, Class S 45,691 3,264 – 51,128 3,541 4.6
Large Cap Value, Class S 93,024 5,713 – 95,611 3,696 8.5
Limited Maturity Bond, Class S 39,326 558 – 40,968 3,423 3.7
Mid Cap Stock, Class S 25,188 694 – 25,972 817 2.3
Small Cap Stock, Class S 7,040 611 – 7,134 264 0.6
Total U.S. Affiliated Registered Investment
Companies 422,552 444,304 39.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 97,047 171,848 163,531 105,364 10,536 9.4
Total Affiliated Short-Term Investments 97,047 105,364 9.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,890 65,495 76,470 2,915 2,915 0.3
Total Collateral Held for Securities Loaned 13,890 2,915 0.3
Total Value $533,489 $552,583
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $2,294 $– $1,007
Core Emerging Markets Equity – 834 – 259
Core International Equity – 1,993 – 315
Core Low Volatility Equity Fund – (1,087) 1,872 473
Core Mid Cap Value – 74 – –
Core Small Cap Value – (482) – 120
Global Stock, Class S – 111 35 21
High Yield, Class S – 589 – 688
Income, Class S – 4,725 – 1,368
International Allocation, Class S (1,298) 7,203 – 840
Large Cap Growth, Class S – 2,173 3,263 –
Large Cap Value, Class S – (3,126) 4,013 1,699
Limited Maturity Bond, Class S – 1,084 – 559
Mid Cap Stock, Class S – 90 601 93
Small Cap Stock, Class S – (517) 582 29
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% – – – 2,481
Total Income/Non Income Cash from Affiliated Investments $9,952
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total ($1,298) $15,958 $10,366

Money Market Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 7.6% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 102,915,000 4.761%  $ 102,915,000
Total 102,915,000
Principal
Amount
U.S. Government Agency Debt
( 77.5% )
a
Value
Federal Agricultural Mortgage
Corporation
20,000,000
5.230% (FEDL 1M + 0.400%),
5/18/2023
b
20,004,818
4,000,000 4.850% , 6/1/2023 3,982,217
7,300,000
5.180% (FEDL 1M + 0.350%),
6/29/2023
b
7,303,793
7,800,000
4.870% (SOFRRATE +
0.060%), 9/15/2023
b
7,800,000
3,650,000
5.198% (LIBOR 1M +
0.350%), 11/1/2023
b
3,654,080
8,000,000
5.040% (SOFRRATE +
0.230%), 3/20/2024
b
8,000,000
Federal Farm Credit Bank
7,800,000
5.166% (USBMMY 3M +
0.035%), 5/3/2023
b
7,799,981
15,000,000
5.210% (FEDL 1M + 0.380%),
5/11/2023
b
15,001,669
3,850,000
4.835% (SOFRRATE +
0.025%), 8/28/2023
b
3,849,643
3,250,000
4.840% (SOFRRATE +
0.030%), 8/28/2023
b
3,250,000
6,500,000
4.860% (FEDL 1M + 0.030%),
12/8/2023
b
6,498,685
1,800,000
5.290% (LIBOR 1M +
0.400%), 12/8/2023
b
1,804,207
6,400,000
4.880% (SOFRRATE +
0.070%), 12/14/2023
b
6,400,000
9,900,000
4.850% (SOFRRATE +
0.040%), 2/5/2024
b
9,893,130
18,470,000
4.850% (FEDL 1M + 0.020%),
3/25/2024
b
18,468,211
11,850,000
4.885% (SOFRRATE +
0.075%), 4/18/2024
b
11,850,000
9,000,000
5.181% (USBMMY 3M +
0.050%), 5/1/2024
b
9,000,000
14,500,000
4.890% (SOFRRATE +
0.080%), 7/22/2024
b
14,500,000
3,600,000
4.910% (SOFRRATE +
0.100%), 8/8/2024
b
3,600,000
7,600,000
4.970% (FEDL 1M + 0.140%),
11/14/2024
b
7,600,000
8,200,000
4.930% (FEDL 1M + 0.100%),
1/24/2025
b
8,199,654
8,500,000
4.980% (FEDL 1M + 0.150%),
2/3/2025
b
8,500,000
Federal Home Loan Bank
7,700,000
4.850% (SOFRRATE +
0.040%), 5/2/2023
b
7,700,000
8,000,000
4.855% (SOFRRATE +
0.045%), 5/2/2023
b
8,000,000
22,500,000
4.840% (SOFRRATE +
0.030%), 5/3/2023
b
22,500,000
6,000,000
4.850% (SOFRRATE +
0.040%), 5/3/2023
b
6,000,000
19,200,00 0
4.840% (SOFRRATE +
0.030%), 5/4/2023
b
19,200,000
7,330,000
4.875% (SOFRRATE +
0.065%), 5/4/2023
b
7,330,000
Principal
Amount
U.S. Government Agency Debt
(77.5%)
a
Value
$ 7,500,000 4.650% , 5/5/2023 $ 7,494,188
8,200,000 4.704% , 5/9/2023 8,189,286
7,500,000 4.700% , 5/10/2023 7,489,229
7,500,000
4.840% (SOFRRATE +
0.030%), 5/11/2023
b
7,500,000
8,000,000 4.663% , 5/12/2023 7,986,529
7,900,000 4.760% , 5/16/2023 7,882,243
7,900,000 4.740% , 5/18/2023 7,880,237
7,500,000
4.840% (SOFRRATE +
0.030%), 5/18/2023
b
7,500,000
4,195,000 4.690% , 5/19/2023 4,184,070
7,340,000
4.900% (SOFRRATE +
0.090%), 5/23/2023
b
7,340,000
12,460,000 4.768% , 5/24/2023 12,418,744
7,900,000 4.750% , 5/26/2023 7,871,856
5,000,000
4.830% (SOFRRATE +
0.020%), 5/26/2023
b
5,000,000
28,800,000 4.868% , 5/30/2023
c
28,693,578
8,500,000
4.860% (SOFRRATE +
0.050%), 6/2/2023
b
8,500,000
7,900,000 4.805% , 6/5/2023 7,860,986
19,500,000
4.850% (SOFRRATE +
0.040%), 6/5/2023
b
19,500,000
7,900,000 4.830% , 6/6/2023 7,859,723
7,500,000
4.850% (SOFRRATE +
0.040%), 6/6/2023
b
7,500,000
10,158,000 4.838% , 6/7/2023 10,104,756
7,900,000 4.820% , 6/8/2023 7,857,691
14,910,000 4.847% , 6/9/2023 14,827,689
7,500,000
4.850% (SOFRRATE +
0.040%), 6/13/2023
b
7,500,000
19,800,000 4.714% , 6/14/2023 19,680,739
3,850,000
4.835% (SOFRRATE +
0.025%), 6/15/2023
b
3,850,000
7,240,000 2.800% , 6/16/2023 7,240,000
7,460,000 4.820% , 6/16/2023 7,412,057
5,712,000 4.759% , 6/21/2023 5,671,982
7,400,000 2.280% , 6/23/2023 7,370,351
7,290,000
4.860% (SOFRRATE +
0.050%), 6/27/2023
b
7,290,000
6,740,000 4.705% , 6/30/2023 6,685,385
7,850,000 2.350% , 7/5/2023 7,813,003
11,250,000 2.350% , 7/5/2023 11,195,038
19,675,000
4.860% (SOFRRATE +
0.050%), 7/6/2023
b
19,675,988
8,000,000 3.000% , 7/14/2023
d
7,967,500
7,500,000
4.860% (SOFRRATE +
0.050%), 7/18/2023
b
7,500,000
1,900,000 4.710% , 7/21/2023 1,879,368
4,000,000
4.915% (SOFRRATE +
0.105%), 7/21/2023
b
4,000,000
10,800,000
4.870% (SOFRRATE +
0.060%), 7/27/2023
b
10,800,000
751,000 4.970% , 7/28/2023 741,669
11,000,000 4.800% , 8/2/2023 10,860,667
11,475,000
4.840% (SOFRRATE +
0.030%), 8/3/2023
b
11,475,000
7,490,000 4.920% , 8/4/2023 7,390,708
20,000,000
4.825% (SOFRRATE +
0.015%), 8/7/2023
b
20,000,000
19,625,000
4.830% (SOFRRATE +
0.020%), 8/14/2023
b
19,625,000
3,000,000 4.910% , 8/18/2023 2,954,582
1,038,000 5.000% , 9/5/2023 1,019,402
4,700,000 5.020% , 9/6/2023 4,614,799

Money Market Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(77.5%)
a
Value
$ 7,800,000
4.830% (SOFRRATE +
0.020%), 9/14/2023
b
$ 7,800,000
5,000,000
4.900% (SOFRRATE +
0.090%), 9/14/2023
b
5,000,000
19,550,000
4.880% (SOFRRATE +
0.070%), 9/25/2023
b
19,550,000
14,400,000
4.850% (SOFRRATE +
0.040%), 10/6/2023
b
14,400,000
10,000,000
4.905% (SOFRRATE +
0.095%), 10/6/2023
b
10,000,000
7,900,000
4.890% (SOFRRATE +
0.080%), 10/23/2023
b
7,900,000
15,800,000 5.000% , 10/24/2023 15,800,000
38,000,000
4.835% (SOFRRATE +
0.025%), 11/1/2023
b,c
38,000,000
7,850,000
4.880% (SOFRRATE +
0.070%), 11/24/2023
b
7,850,000
7,800,000
4.880% (SOFRRATE +
0.070%), 11/27/2023
b
7,800,000
5,000,000
4.880% (SOFRRATE +
0.070%), 11/27/2023
b
5,000,000
16,000,000
4.840% (SOFRRATE +
0.030%), 11/28/2023
b
16,000,000
8,490,000
4.880% (SOFRRATE +
0.070%), 12/14/2023
b
8,490,000
10,000,000
4.900% (SOFRRATE +
0.090%), 12/27/2023
b
10,000,000
42,000,000
4.850% (SOFRRATE +
0.040%), 2/1/2024
b,c
42,000,000
13,000,000
4.930% (SOFRRATE +
0.120%), 3/14/2024
b
13,000,000
7,900,000 5.300% , 5/22/2024 7,900,000
U.S. International Development
Finance Corporation
2,088,462
5.100% (T-BILL 3M FLAT),
5/5/2023
b
2,088,462
7,861,657
5.100% (T-BILL 3M FLAT),
5/5/2023
b
7,861,657
6,872,727
5.100% (T-BILL 3M FLAT),
5/5/2023
b
6,872,727
1,238,095
5.100% (T-BILL 3M FLAT),
5/5/2023
b
1,238,095
1,385,417
5.100% (T-BILL 3M FLAT),
5/5/2023
b
1,385,417
1,644,231
5.100% (T-BILL 3M FLAT),
5/5/2023
b
1,644,231
6,146,538
5.100% (T-BILL 3M FLAT),
5/5/2023
b
6,146,538
960,526
5.100% (T-BILL 3M FLAT),
5/5/2023
b
960,526
10,410,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
10,410,000
2,724,867
5.100% (T-BILL 3M FLAT),
5/5/2023
b
2,724,867
2,847,865
5.100% (T-BILL 3M FLAT),
5/5/2023
b
2,847,865
4,930,864
5.100% (T-BILL 3M FLAT),
5/5/2023
b
4,930,864
2,957,220
5.100% (T-BILL 3M FLAT),
5/5/2023
b
2,957,220
4,224,600
5.100% (T-BILL 3M FLAT),
5/5/2023
b
4,224,600
2,961,111
5.100% (T-BILL 3M + 0.070%),
5/5/2023
b
2,961,111
3,666,940
5.100% (T-BILL 3M FLAT),
5/5/2023
b
3,666,940
Principal
Amount
U.S. Government Agency Debt
(77.5%)
a
Value
$ 4,249,999
5.100% (T-BILL 3M FLAT),
5/5/2023
b
$ 4,249,999
4,915,260
5.100% (T-BILL 3M FLAT),
5/5/2023
b
4,915,260
843,750
5.100% (T-BILL 3M FLAT),
5/5/2023
b
843,750
778,947
5.100% (T-BILL 3M FLAT),
5/5/2023
b
778,947
3,642,453
5.100% (T-BILL 3M FLAT),
5/5/2023
b
3,642,453
2,394,340
5.100% (T-BILL 3M FLAT),
5/5/2023
b
2,394,340
4,520,834
5.100% (T-BILL 3M FLAT),
5/5/2023
b
4,520,834
2,856,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
2,856,000
2,792,250
5.100% (T-BILL 3M FLAT),
5/5/2023
b
2,792,250
3,901,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
3,901,000
3,591,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
3,591,000
3,157,895
5.100% (T-BILL 3M FLAT),
5/5/2023
b
3,157,895
5,180,000
5.100% (T-BILL 3M FLAT),
5/5/2023
b
5,180,000
6,511,295
5.100% (T-BILL 3M FLAT),
5/5/2023
b
6,511,295
1,264,900
5.100% (T-BILL 3M FLAT),
5/5/2023
b
1,264,900
4,425,000 5.080% , 11/15/2023 4,525,096
9,360,000 5.060% , 12/14/2023 9,534,545
Total 1,055,414,815
Principal
Amount U.S. Treasury Debt ( 13.4% )
a
Value
U.S. Treasury Bills
18,600,000 4.615% , 5/23/2023 18,542,773
3,828,000 4.632% , 6/6/2023 3,809,286
7,675,000 4.707% , 6/13/2023 7,629,847
11,850,000 4.833% , 6/27/2023 11,756,134
16,800,000 4.933% , 7/5/2023 16,645,757
7,800,000 4.723% , 7/18/2023 7,718,143
19,750,000 5.120% , 7/20/2023 19,519,671
11,750,000 4.786% , 7/25/2023 11,614,112
20,000,000 5.036% , 7/27/2023 19,751,022
7,800,000 5.025% , 8/24/2023 7,672,616
U.S. Treasury Notes
31,475,000
5.160% (USBMMY 3M +
0.029%), 7/31/2023
b
31,466,558
7,400,000
5.166% (USBMMY 3M +
0.035%), 10/31/2023
b
7,398,478
3,645,000
5.168% (USBMMY 3M +
0.037%), 7/31/2024
b
3,641,478
11,790,000
5.331% (USBMMY 3M +
0.200%), 1/31/2025
b
11,786,473
Total 178,952,348

Money Market Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

P i
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 8.8% )
a
Value
RBC Dominion Securities
$ 120,000,000 4.750% , 5/1/2023
e
$ 120,000,000
Total 120,000,000
Total Investments (at amortized
cost $1,457,282,163) 107.3% $1,457,282,163
Other Assets and Liabilities,
Net (7.3)% (99,753,262)
Total Net Assets 100.0% $1,357,528,901
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
e Repurchase agreement dated April 28, 2023, $120,047,500
maturing May 1, 2023, collateralized by $122,448,510 U.S.
Government or related agency securities, 0.13%-6.13%,
due January 15, 2025 – August 15, 2052.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $1,457,282,163
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 102,915,000 102,915,000 – –
U.S. Government Agency Debt 1,055,414,815 – 1,055,414,815 –
U.S. Treasury Debt 178,952,348 – 178,952,348 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 120,000,000 – 120,000,000 –
Total Investments at Amortized Cost $1,457,282,163 $102,915,000 $1,354,367,163 $–

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.1% ) Value
Alabama (0.7%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,035,536
1,250,000 5.000%, 6/1/2033, Ser. A 1,292,379
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
a
2,141,553
1,000,000 5.500%, 8/1/2058, Ser. A
a
1,084,670
2,000,000 5.250%, 8/1/2048, Ser. A
a
2,155,296
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,076,183
Total 9,785,617
Arizona (2.2%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053 719,186
275,000 5.250%, 7/1/2043 268,628
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 779,997
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
1,976,054
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 298,143
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 909,741
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
c
3,907,232
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,640,422
Northern Arizona University Rev.
Refg.
1,180,000 5.000%, 6/1/2036, Ser. A 1,237,113
750,000 5.000%, 6/1/2037, Ser. A 785,852
320,000 5.000%, 6/1/2038, Ser. A 334,533
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,049,358
10,000,000 5.000%, 7/1/2049, Ser. A 10,493,789
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,258
Principal
Amount Long-Term Fixed Income (99.1%) Value
Arizona (2.2%) - continued
Student & Academic Services LLC,
AZ Lease Rev. Northern Arizona
Capital Fac. Finance Corporation
(BAM Insured)
$ 750,000 5.000%, 6/1/2039
a
$ 760,008
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 520,032
725,000 5.000%, 8/1/2039 758,953
Total 28,889,299
Arkansas (0.1%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 950,774
University of Arkansas Various Fac.
Rev. Refg. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 665,901
Total 1,616,675
California (7.7%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,925,000 6.000%, 9/1/2024, Ser. A
a
1,969,393
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,866,880
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
c
1,856,548
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
160,000 5.000%, 6/1/2049, Ser. B-1 161,478
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 7,409,963
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,854,199
California Health Fac. Financing
Auth. Rev.
6,225,000 5.000%, 11/15/2056, Ser. A 6,423,339
California Health Fac. Financing
Auth. Rev. Refg. (Cedars Sinai
Health System)
2,000,000 4.000%, 8/15/2048, Ser. A 1,947,984
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
a,d
5,254,324
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 282,024
300,000 5.000%, 10/1/2026 311,707

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
California (7.7%) - continued
California Municipal Finance Auth.
Rev. (LINXS APM)
$ 5,135,000
5.000%, 12/31/2043, Ser. A,
AMT $ 5,232,895
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,414,150
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
c
1,006,653
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
b
1,043,685
550,000 5.000%, 7/1/2038, AMT
b
571,746
500,000 5.000%, 11/21/2045, AMT
b
510,762
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
b
256,349
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
a
536,138
1,000,000 5.375%, 8/15/2057, Ser. A
a
1,077,518
California Various Purpose G.O.
500,000 4.000%, 10/1/2050 492,795
10,000 5.250%, 4/1/2029 10,022
500,000 5.000%, 4/1/2049 540,440
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 2,004,781
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,128,535
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
215,000 7.600%, 5/1/2023, Ser. A
a,d
215,000
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
75,000 7.500%, 5/1/2023, Ser. A
a,d
75,000
San Diego, CA Unified School
District G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
d
10,349,398
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,004,893
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 7,847,677
5,700,000 5.000%, 5/1/2047, Ser. B 5,952,708
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,651,873
Principal
Amount Long-Term Fixed Income (99.1%) Value
California (7.7%) - continued
University of California Regents
Medical Center Rev.
$ 7,500,000 5.000%, 5/15/2047, Ser. P $ 8,234,449
Total 102,495,306
Colorado (4.2%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 755,739
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 621,540
475,000 5.000%, 4/1/2048 483,314
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,578,718
2,500,000 5.000%, 12/1/2055 2,568,059
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
994,861
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,726,081
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 2,804,082
4,000,000 5.000%, 9/1/2046 4,058,879
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,055,502
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,093,197
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,770,896
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 534,726
385,000 5.000%, 5/15/2031, Ser. A 411,250
300,000 5.000%, 5/15/2032, Ser. A 319,960
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,229,140
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,840,156
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,419,028
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,578,371

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Colorado (4.2%) - continued
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
$ 1,000,000
5.000%, 5/1/2041, Ser. B,
AMT $ 992,046
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,676,893
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,065,744
2,250,000 5.000%, 12/1/2046, Ser. A 2,290,477
Weld County, CO School District
No. 6 Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,260,725
Total 56,129,384
Connecticut (1.0%)
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,899,226
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
897,416
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,408,716
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 474,703
4,000,000 5.000%, 7/1/2047, Ser. L 4,236,695
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 622,033
Total 13,538,789
Delaware (0.3%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,034,918
600,000 4.000%, 9/1/2051 515,010
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 840,757
500,000 5.000%, 7/1/2048, Ser. A 461,636
Total 3,852,321
District Of Columbia (1.7%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,077,164
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,072,525
Principal
Amount Long-Term Fixed Income (99.1%) Value
District Of Columbia (1.7%) - continued
District of Columbia Water & Sewer
Auth. Public Utility Rev.
$ 13,715,000 5.000%, 10/1/2049, Ser. A $ 14,537,627
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,012,862
Total 22,700,178
Florida (4.6%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 894,249
500,000 4.000%, 10/1/2046 368,003
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 997,334
1,500,000 4.000%, 10/1/2047, Ser. A 1,480,575
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,584,582
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
2,000,000 5.000%, 5/1/2026 2,050,557
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,463,516
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,300,000 5.750%, 6/15/2047, Ser. A 1,343,293
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 976,414
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 240,512
250,000 4.000%, 7/1/2055, Ser. A 198,755
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,035,726
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,045,504
840,000 5.000%, 10/1/2031, Ser. B 877,426
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,422,445

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Florida (4.6%) - continued
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
$ 700,000 5.250%, 10/1/2052, Ser. A $ 597,982
Lee Memorial Health System, FL
Hospital Rev. Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,042,060
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,519,095
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,161,403
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,068,322
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,308,899
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 829,072
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 1,006,239
500,000 5.000%, 11/1/2047, Ser. A 505,117
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,461,946
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,357,189
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
b
217,796
South Florida Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,171,980
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 508,866
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,122,518
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,137,007
Total 60,994,382
Principal
Amount Long-Term Fixed Income (99.1%) Value
Georgia (1.6%)
Atlanta, GA Airport General Rev.
$ 3,500,000
5.000%, 7/1/2047, Ser. B,
AMT $ 3,688,052
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,440,344
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,614,971
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,521,236
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 201,626
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,812,616
1,920,000 5.000%, 5/15/2033, Ser. A 2,001,326
1,900,000 5.000%, 5/15/2034, Ser. A 1,974,740
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 253,955
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 623,673
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,067,165
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,774,297
Total 20,974,001
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 256,069
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 763,167
Total 1,019,236
Hawaii (1.1%)
Hawaii Airports System Rev. Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 8,083,986
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,604,072
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 4,735,578
Total 14,423,636
Idaho (0.4%)
College of Western Idaho Annual
Appropriation C.O.P
3,800,000 5.000%, 8/1/2052 3,954,732

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Idaho (0.4%) - continued
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
$ 1,000,000 4.000%, 3/1/2051, Ser. A $ 902,078
800,000 4.000%, 3/1/2046, Ser. A 734,325
Total 5,591,135
Illinois (6.8%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 1,047,606
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 10,662,061
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,126,600
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,156,873
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,013,818
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,013,818
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,236,336
5,000,000 5.000%, 1/1/2048, Ser. B 5,233,602
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,032,617
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 811,885
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,037,950
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
b
247,287
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,178,124
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,040,963
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,757,058
2,100,000 5.000%, 8/1/2047, Ser. A 2,095,702
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 510,395
2,885,000 5.000%, 2/15/2037 2,892,502
1,000,000 5.000%, 2/15/2047, Ser. A 953,133
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,047,721
7,150,000 5.000%, 6/1/2024 7,251,468
1,500,000 5.500%, 7/1/2033 1,506,023
1,750,000 5.500%, 7/1/2038 1,757,027
Principal
Amount Long-Term Fixed Income (99.1%) Value
Illinois (6.8%) - continued
$ 1,000,000 5.500%, 5/1/2047, Ser. B
e
$ 1,093,950
Illinois Toll Highway Auth. Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 5,643,548
5,400,000 5.000%, 1/1/2044, Ser. A 5,796,114
3,610,000 5.000%, 1/1/2045, Ser. A 3,928,558
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
a
6,150,281
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 513,023
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
f
1,208,946
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
a
2,968,064
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
a
1,881,620
Peoria, IL G.O. (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
a,e
1,222,870
2,000,000 4.375%, 1/1/2042, Ser. A
a,e
1,998,218
Total 91,015,761
Indiana (0.8%)
Duneland, IN School Corporation
Rev. (School Building
Improvements)
2,000,000 4.000%, 1/15/2035 2,114,119
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
a
4,663,382
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,870,077
Total 10,647,578
Iowa (1.6%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,640,653
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 4,890,939
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 8,768,757
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,171,194
650,000 5.375%, 10/1/2052 676,058
Total 21,147,601
Kansas (0.6%)
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,121,506

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Kansas (0.6%) - continued
$ 750,000 5.000%, 9/1/2038, Ser. A $ 837,092
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,593,479
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
b
357,923
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,493,988
Total 8,403,988
Kentucky (0.7%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 955,361
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,111,953
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
a
783,669
Total 9,850,983
Louisiana (0.5%)
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
a,d
1,386,989
800,000 5.000%, 9/1/2031
a,d
818,887
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,517,282
New Orleans, LA G.O. Refg.
850,000 5.000%, 12/1/2027 893,295
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
a
1,543,353
Total 7,159,806
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 925,079
Total 925,079
Maryland (0.4%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,708,535
Principal
Amount Long-Term Fixed Income (99.1%) Value
Maryland (0.4%) - continued
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
$ 1,000,000 5.750%, 7/1/2053, Ser. A $ 1,065,877
1,325,000 6.000%, 7/1/2058, Ser. A 1,441,669
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,014,984
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 179,926
200,000 4.000%, 7/1/2045 184,261
Total 5,595,252
Massachusetts (3.8%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
a
5,291,416
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 799,095
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,199,998
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 3,078,570
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 433,254
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 11,847,648
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
14,295,000 5.250%, 7/1/2033, Ser. L 18,149,667
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,122,984
Total 49,922,632
Michigan (2.8%)
Grand Valley State University, MI
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 665,901
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,921,799
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,479,150

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Michigan (2.8%) - continued
Great Lakes Water Auth., MI Water
Supply System Rev.
$ 10,000,000 5.000%, 7/1/2046, Ser. A $ 10,306,801
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,162,970
2,110,000 4.000%, 9/1/2046 1,935,173
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 560,161
7,775,000 5.000%, 12/31/2043, AMT 7,839,424
5,110,000 5.000%, 6/30/2048, AMT 5,115,383
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,389,974
Total 37,376,736
Minnesota (3.6%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,261,489
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,542,070
2,500,000 5.250%, 6/15/2047, Ser. B 2,568,378
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 331,654
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
477,909
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,466,591
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,108,805
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,573,089
4,000,000 5.000%, 10/1/2052, Ser. B 4,194,904
1,000,000 5.000%, 10/1/2040 1,058,369
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,369,302
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,041,167
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 205,196
150,000 5.000%, 10/1/2030 153,855
200,000 5.000%, 10/1/2032 204,806
Principal
Amount Long-Term Fixed Income (99.1%) Value
Minnesota (3.6%) - continued
$ 175,000 5.000%, 10/1/2033 $ 179,058
1,500,000 5.000%, 10/1/2047 1,563,908
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,841,825
Rochester, MN Health Care Fac.
Rev. Refg. (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,265,540
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,005,484
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,159,116
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 7,096,177
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 814,208
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 466,101
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 211,987
Total 48,160,988
Missouri (0.9%)
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,856,121
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
a
4,683,250
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 993,265
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,050,629
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
a
1,042,469

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Missouri (0.9%) - continued
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
$ 2,750,000 6.000%, 10/1/2049
b
$ 2,703,338
Total 12,329,072
Montana (0.7%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 901,655
800,000 5.000%, 7/1/2039, Ser. A 867,199
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 3,313,790
1,000,000 4.000%, 7/1/2044 875,029
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,611,226
Total 8,568,899
Nebraska (1.8%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,154,790
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,247,142
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 8,860,393
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,374,886
University of Nebraska Fac.
Corporation Rev.
4,000,000 4.000%, 7/15/2059, Ser. A 3,865,764
Total 24,502,975
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,534,352
3,250,000 5.000%, 9/1/2047, Ser. A 3,320,260
Total 4,854,612
New Hampshire (0.4%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 5,259,151
Total 5,259,151
New Jersey (2.8%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 426,183
750,000 6.000%, 6/15/2047 803,653
Principal
Amount Long-Term Fixed Income (99.1%) Value
New Jersey (2.8%) - continued
New Jersey Economic
Development Auth. Rev.
$ 1,485,000 5.000%, 6/15/2043, Ser. EEE
d
$ 1,688,403
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,642,967
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 283,159
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,861,790
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,438,649
500,000 5.500%, 6/15/2050, Ser. CC 554,132
1,000,000 5.250%, 6/15/2033, Ser. AA 1,042,642
1,645,000 5.250%, 6/15/2034, Ser. AA 1,712,353
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,139,171
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 970,842
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
a
3,298,810
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,358,951
Total 37,221,705
New York (11.3%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,381,273
Build NYC Resource Corporation
Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
b
349,782
Build NYC Resource Corporation
Rev. (Global Community Charter
School)
1,275,000 5.000%, 6/15/2052 1,205,849
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,112,559
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
c
2,996,654
Metropolitan Transportation Auth.,
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,380,834
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 999,297
New York City, NY G.O.
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,323,428

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
New York (11.3%) - continued
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
$ 17,000,000 4.000%, 6/15/2051, Ser. AA-1 $ 16,652,897
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 8,729,843
4,000,000 4.125%, 6/15/2047, Ser. DD 3,964,141
4,875,000
3.720%, 6/15/2049, Ser.
BB-1
c
4,875,000
7,000,000
5.000%, 6/15/2049, Ser.
CC-1 7,493,732
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
19,000,000 5.000%, 2/1/2043, Ser. A 20,046,651
800,000 4.000%, 11/1/2045, Ser. D 785,091
New York Dormitory Auth. Personal
Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,061,574
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 8,911,638
10,000 5.000%, 2/15/2043, Ser. B
d
11,029
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,508,192
2,200,000 5.000%, 7/15/2042, Ser. A 2,246,768
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 634,056
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 801,391
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,051,220
1,000,000 5.000%, 12/1/2040, AMT 1,044,871
1,000,000 5.000%, 12/1/2041, AMT 1,040,278
600,000 5.000%, 12/1/2042, AMT 621,147
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,661,242
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,134,482
2,500,000 5.000%, 9/1/2035 2,552,129
2,500,000 5.000%, 9/1/2036 2,548,855
5,000,000 5.000%, 9/1/2039 5,078,139
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,325,310
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,762,068
Principal
Amount Long-Term Fixed Income (99.1%) Value
New York (11.3%) - continued
Triborough, NY Bridge & Tunnel
Auth. Rev.
$ 2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 $ 2,656,423
1,000,000 5.250%, 11/15/2045, Ser. A 1,032,985
Triborough, NY Bridge & Tunnel
Auth. Rev. (MTA Bridges &
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,325,101
Triborough, NY Bridge & Tunnel
Auth. Rev. Refg. (MTA Bridges &
Tunnels)
8,000,000 5.000%, 5/15/2057, Ser. A 8,607,565
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 807,553
Total 150,721,047
North Carolina (1.1%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,665,987
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,575,620
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,431,798
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
a,e
802,202
1,000,000 5.250%, 7/1/2048, AMT
a,e
1,073,274
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 938,994
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,088,518
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
a
4,419,377
Total 14,995,770
North Dakota (0.4%)
Horace, ND Refg. Improvement
U.T.G.O.
1,800,000 5.000%, 5/1/2048, Ser. A 1,800,345
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,952,567
Total 5,752,912

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Ohio (4.3%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
$ 1,600,000 4.000%, 11/15/2037 $ 1,492,563
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,025,163
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 482,005
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
14,670,000 5.000%, 6/1/2055, Ser. B-2 13,673,658
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,417,796
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 743,231
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,664,814
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,141,962
Ohio Higher Educational Fac.
Commission Rev. Refg. (Case
Western Reserve University)
1,250,000 4.000%, 12/1/2044, Ser. A 1,227,772
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,464,531
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,132,010
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,756,525
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
a
10,628,272
Toledo, OH Water System Rev.
(Water Utility Improvements)
2,455,000 5.000%, 11/15/2036 2,605,490
Total 56,455,792
Oklahoma (0.8%)
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,589,786
5,665,000 5.000%, 1/1/2047, Ser. C 5,916,057
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,110,163
Total 10,616,006
Principal
Amount Long-Term Fixed Income (99.1%) Value
Oregon (1.6%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
$ 700,000
Zero Coupon, 6/15/2040,
Ser. A $ 328,414
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,741,499
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 326,195
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,198,327
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,065,603
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,930,964
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 277,093
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,308,506
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
866,192
Total 21,042,793
Pennsylvania (2.6%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,705,785
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,653,107
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
d
425,437
410,000 5.000%, 5/15/2048
d
367,948
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 964,764
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 671,544
550,000 5.000%, 1/1/2038
d
568,061

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Pennsylvania (2.6%) - continued
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
$ 130,000 5.000%, 1/1/2038
d
$ 134,269
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 197,888
250,000 5.000%, 3/1/2045 204,056
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,674,653
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 798,132
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,080,007
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 941,845
3,000,000 5.000%, 12/1/2040, Ser. B 3,105,532
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,089,519
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
a
11,518,350
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
a
2,738,592
Total 34,839,489
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 5,748,543
Total 5,748,543
South Carolina (0.6%)
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,109,967
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,239,528
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 2,338,965
Principal
Amount Long-Term Fixed Income (99.1%) Value
South Carolina (0.6%) - continued
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
$ 2,000,000 5.000%, 11/15/2047, Ser. C $ 1,876,391
Total 7,564,851
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 688,697
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,021,522
Total 1,710,219
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,131,509
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,083,182
Total 2,214,691
Texas (10.8%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
a
3,024,962
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,043,375
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 911,968
500,000 5.000%, 1/1/2045, Ser. E 526,637
1,000,000 5.000%, 1/1/2046, Ser. B 1,058,829
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,000,706
2,000,000 6.000%, 8/15/2043 2,012,294
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
a
2,810,441
1,000,000 5.000%, 8/15/2036, Ser. A
a
1,043,089
4,605,000 5.000%, 8/15/2039
a
4,661,693
2,000,000 5.000%, 8/15/2046, Ser. A
a
2,048,741
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
a
3,396,736

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (10.8%) - continued
Dallas and Fort Worth, TX
International Airport Rev. Refg.
$ 4,000,000 5.250%, 11/1/2033, Ser. F $ 4,036,721
2,000,000 4.000%, 11/1/2045, Ser. B 1,962,727
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
a
6,945,704
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
a
5,882,843
Gulf Coast, TX Waste Disposal
Auth. Rev. (ExxonMobil)
4,655,000 3.830%, 12/1/2025, AMT
c
4,655,000
Harris County Industrial
Development Corporation
Pollution Control Rev. (Exxon)
500,000 3.770%, 3/1/2024
c
500,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 270,331
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,811,951
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 357,756
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
a,d
12,824,138
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,362,458
Lake Travis, TX Independent
School District G.O. Refg. (PSF-
GTD Insured)
1,000,000 5.000%, 2/15/2031
a
1,091,062
Lower Colorado River, TX Auth.
Transmission Contract Rev. Refg.
(LCRA Transmission Services
Corporation) (AGM Insured)
6,000,000 5.500%, 5/15/2053
a
6,715,201
2,000,000 5.500%, 5/15/2048
a
2,255,173
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,375,382
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 996,922
Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (10.8%) - continued
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
$ 5,000,000 5.250%, 2/1/2028
a
$ 5,586,515
2,000,000 5.250%, 2/1/2029
a
2,287,966
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
a
4,311,361
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,798,377
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,087,913
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
280,000 5.000%, 10/1/2031, Ser. A 267,030
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,412,091
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 638,760
600,000 5.000%, 10/1/2040 637,254
700,000 5.000%, 10/1/2041 742,052
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 532,245
750,000 5.500%, 11/15/2047, Ser. D 826,316
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,703,940
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 760,097
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,051,917
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,410,479
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 476,510
4,275,000 4.000%, 6/30/2040, Ser. A 4,035,820
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
a
3,472,229

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (10.8%) - continued
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
$ 2,605,000 4.000%, 3/1/2051 $ 2,426,821
Total 143,048,533
Utah (1.9%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
1,500,000 4.000%, 3/1/2051, Ser. A
b
1,132,564
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 275,504
2,000,000 5.000%, 7/1/2045, Ser. A 2,198,232
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,679,826
3,000,000 5.000%, 10/1/2049, Ser. A 3,207,169
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
a
1,677,670
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,454,372
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,027,456
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,037,557
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
800,000 5.000%, 10/15/2048 815,409
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
1,000,000 4.000%, 5/15/2043, Ser. A 986,453
1,610,000 5.000%, 5/15/2045, Ser. A 1,630,602
Total 25,122,814
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,136,135
1,000,000 5.000%, 12/1/2036, Ser. A 1,041,349
Total 4,177,484
Virginia (2.2%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,933,196
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,817,033
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 610,185
6,575,000 5.000%, 12/31/2049, AMT 6,539,453
10,610,000 5.000%, 12/31/2052, AMT 10,495,951
Principal
Amount Long-Term Fixed Income (99.1%) Value
Virginia (2.2%) - continued
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
$ 500,000 4.000%, 1/1/2048, AMT $ 431,653
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 469,923
1,000,000 4.000%, 1/1/2040, AMT 928,447
Total 29,225,841
Washington (2.4%)
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,379,118
Grant County, WA Public Hospital
District No. 2 U.T.G.O. (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,337,274
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
773,304
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,044,190
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,015,468
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,118,808
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
b
614,078
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,830,448
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,075,591
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 466,002
450,000 4.000%, 5/1/2045 425,526
Washington Various Purpose G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 12,144,482
Total 32,224,289
West Virginia (1.1%)
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,543,441
West Virginia University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 5,337,152
Total 14,880,593
Wisconsin (2.6%)
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,051,449
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 995,845

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Wisconsin (2.6%) - continued
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
$ 1,000,000 5.500%, 7/1/2052, Ser. A-1
a
$ 1,083,182
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 2,870,633
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 399,944
920,000 5.500%, 7/1/2043, AMT 963,734
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 1,999,454
4,000,000 4.000%, 9/30/2051, AMT 3,279,633
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,366,009
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,209,567
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 739,737
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,564,223
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 791,107
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,179,244
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,987,702
Total 34,481,463
Total Long-Term Fixed Income
(cost $1,358,515,110) 1,319,775,907
Principal
Amount Short-Term Investments ( 0.1% )
g
Value
Federal Home Loan Bank Discount
Notes
$ 700,000 4.725%, 5/10/2023
h
$ 699,187
100,000 4.730%, 5/17/2023
h
99,798
100,000 4.740%, 6/21/2023
h
99,330
Total Short-Term Investments
(cost $898,055) 898,315
Total Investments
(cost $1,359,413,165) 99.2% $1,320,674,222
Other Assets and Liabilities,
Net 0.8% 10,664,138
Total Net Assets 100.0% $1,331,338,360
a To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $14,796,113 or 1.1% of
total net assets.
c Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of April 28, 2023 was $773,304 or 0.06% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 28, 2023.

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 737,172
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 30,665,833
Gross unrealized depreciation (79,156,619)
Net unrealized appreciation (depreciation) $ (48,490,786)
Cost for federal income tax purposes $ 1,369,752,017
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 244,858,166 – 244,858,166 –
Electric Revenue 39,164,382 – 39,164,382 –
Escrowed/Pre-refunded 34,118,883 – 34,118,883 –
General Obligation 112,295,234 – 112,295,234 –
Health Care 234,100,255 – 234,100,255 –
Housing Finance 15,998,982 – 15,998,982 –
Industrial Development Revenue 20,956,090 – 20,956,090 –
Other Revenue 65,846,647 – 65,846,647 –
Tax Revenue 82,428,411 – 82,428,411 –
Transportation 342,557,199 – 342,557,199 –
Water & Sewer 127,451,658 – 127,451,658 –
Short-Term Investments 898,315 – 898,315 –
Total Investments at Value $1,320,674,222 $– $1,320,674,222 $–
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 649,199 649,199 – –
Total Asset Derivatives $649,199 $649,199 $– $–
Liability Derivatives
Futures Contracts 62,190 62,190 – –
Total Liability Derivatives $62,190 $62,190 $– $–

Municipal Bond Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Municipal Bond Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $898,315 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 100 June 2023 $ 13,227,815 ( $ 62,190)
Ultra 10-Yr. U.S. Treasury Note 150 June 2023 17,568,771 649,199
Total Futures Long Contracts $ 30,796,586 $ 587,009
Total Futures Contracts $ 30,796,586 $587,009
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 649,199
Total Interest Rate Contracts 649,199
Total Asset Derivatives $649,199
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 62,190
Total Interest Rate Contracts 62,190
Total Liability Derivatives $62,190
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (395,682)
Total Interest Rate Contracts (395,682)
Total ($395,682)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 587,009
Total Interest Rate Contracts 587,009
Total $587,009
The following table presents Municipal Bond Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $14,608,838

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.1% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 310,408
6.775%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 308,906
Grinding Media, Inc., Term Loan
177,984
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
168,195
Hyperion Materials &
Technologies, Inc., Term Loan
157,646
9.489%,  (LIBOR 3M +
4.500%), 8/30/2028
b
155,412
INEOS US Petrochem, LLC, Term
Loan
452,696
7.847%,  (LIBOR 1M +
2.750%), 1/29/2026
b
450,093
Lummus Technology Holdings V,
LLC, Term Loan
162,683
8.525%,  (LIBOR 1M +
3.500%), 6/30/2027
b
160,627
Nouryon USA, LLC, Term Loan
522,445
7.895%,  (LIBOR 3M +
2.750%), 10/1/2025
b
519,342
Spectrum Group Buyer, Inc., Term
Loan
161,511
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
152,863
Total 1,915,438
Capital Goods (0.6%)
Ali Group North America
Corporation, Term Loan
246,892
7.097%,  (TSFR1M +
2.000%), 7/22/2029
b
245,734
Berry Global, Inc., Term Loan
307,466
6.650%,  (LIBOR 1M +
1.750%), 7/1/2026
b
306,626
Brookfield WEC Holdings, Inc.,
Term Loan
386,025
7.775%,  (LIBOR 1M +
2.750%), 8/1/2025
b
384,578
BW Holding, Inc., Term Loan
167,817
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
154,531
Charter Next Generation, Inc.,
Term Loan
318,130
8.847%,  (LIBOR 1M +
3.750%), 12/1/2027
b
313,606
Clydesdale Acquisition Holdings,
Inc., Term Loan
447,744
9.257%,  (TSFR1M +
4.175%), 4/13/2029
b
436,936
Cornerstone Building Brands, Inc.,
Term Loan
454,640
8.240%,  (LIBOR 1M +
3.250%), 4/12/2028
b
409,858
Foley Products Company, LLC,
Term Loan
158,056
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
156,278
Ingersoll-Rand Services Company,
Term Loan
259,662
6.832%,  (LIBOR 1M +
1.750%), 2/28/2027
b
258,322
Principal
Amount Bank Loans (7.1%)
a
Value
Capital Goods (0.6%) - continued
Quikrete Holdings, Inc., Term Loan
$ 513,347
7.650%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 509,682
Smyrna Ready Mix Concrete, LLC,
Term Loan
341,447
9.332%,  (TSFR1M +
4.250%), 4/1/2029
b,c
338,032
TK Elevator US Newco, Inc., Term
Loan
264,672
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
258,055
Vertiv Group Corporation, Term
Loan
259,672
7.598%,  (LIBOR 1M +
2.750%), 3/2/2027
b
256,709
Total 4,028,947
Communications Services (1.1%)
Altice France SA/France, Term
Loan
540,589
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
507,478
CCI Buyer, Inc., Term Loan
208,934
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
205,148
Cengage Learning, Inc., Term
Loan
172,899
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
168,553
Charter Communications
Operating, LLC, Term Loan
650,629
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
639,243
Clear Channel Outdoor Holdings,
Inc., Term Loan
483,052
8.750%,  (LIBOR 3M +
3.500%), 8/21/2026
b
454,470
Connect Finco SARL, Term Loan
157,190
8.530%,  (LIBOR 1M +
3.500%), 12/12/2026
b
156,207
Crown Subsea Communications
Holding, Inc., Term Loan
158,444
9.668%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
156,860
249,986
10.168%,  (TSFR1M +
5.250%), 4/27/2027
b
249,206
CSC Holdings, LLC, Term Loan
259,700
7.448%,  (LIBOR 1M +
2.500%), 4/15/2027
b,d,e
228,991
DIRECTV Financing, LLC, Term
Loan
617,011
10.025%,  (LIBOR 1M +
5.000%), 8/2/2027
b
591,368
Intelsat Jackson Holdings SA,
Term Loan
335,157
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
330,495
Level 3 Financing, Inc., Term Loan
271,000
6.847%,  (LIBOR 1M +
1.750%), 3/1/2027
b
230,900

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.1%)
a
Value
Communications Services (1.1%) - continued
Lumen Technologies, Inc., Term
Loan
$ 334,223
7.347%,  (LIBOR 3M +
2.250%), 3/15/2027
b
$ 226,175
MH Sub I, LLC, Term Loan
426,731
0.000%,  (TSFR1M +
4.250%), 4/25/2028
b,d,e
409,128
NEP Group, Inc., Term Loan
172,874
8.275%,  (LIBOR 1M +
3.250%), 10/20/2025
b
161,487
Nexstar Media, Inc., Term Loan
338,722
7.525%,  (LIBOR 1M +
2.500%), 9/18/2026
b
337,665
Playtika Holding Corporation, Term
Loan
208,934
7.775%,  (LIBOR 1M +
2.750%), 3/11/2028
b
207,302
Radiate Holdco, LLC, Term Loan
359,053
8.275%,  (LIBOR 1M +
3.250%), 9/25/2026
b
295,996
RLG Holdings, LLC, Term Loan
167,817
9.025%,  (LIBOR 1M +
4.000%), 7/8/2028
b
158,306
SBA Senior Finance II, LLC, Term
Loan
513,305
6.780%,  (LIBOR 1M +
1.750%), 4/11/2025
b
512,582
UPC Financing Partnership, Term
Loan
158,000
7.873%,  (LIBOR 1M +
2.925%), 1/31/2029
b
155,761
Virgin Media Bristol, LLC, Term
Loan
393,000
7.448%,  (LIBOR 3M +
2.500%), 1/31/2028
b
386,244
Zayo Group Holdings, Inc., Term
Loan
327,900
9.232%,  (TSFR1M +
4.250%), 3/9/2027
b
270,330
Ziggo Financing Partnership, Term
Loan
266,000
7.448%,  (LIBOR 1M +
2.500%), 4/30/2028
b
260,848
Total 7,300,743
Consumer Cyclical (1.4%)
1011778 B.C., ULC, Term Loan
645,663
6.775%,  (LIBOR 1M +
1.750%), 11/19/2026
b
637,999
AlixPartners, LLP, Term Loan
183,066
7.775%,  (LIBOR 1M +
2.750%), 2/4/2028
b
182,634
Allied Universal Holdco, LLC, Term
Loan
645,722
8.832%,  (LIBOR 1M +
3.750%), 5/14/2028
b
622,082
Alterra Mountain Company, Term
Loan
202,970
8.525%,  (LIBOR 1M +
3.500%), 8/17/2028
b
202,123
Arches Buyer, Inc., Term Loan
111,714
8.332%,  (LIBOR 1M +
3.250%), 12/6/2027
b
103,336
Principal
Amount Bank Loans (7.1%)
a
Value
Consumer Cyclical (1.4%) - continued
Belron Luxembourg SARL, Term
Loan
$ 97,606
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
$ 97,362
Caesars Entertainment, Inc., Term
Loan
422,000
8.332%,  (TSFR1M +
3.250%), 2/6/2030
b
419,890
Carnival Corporation, Term Loan
513,401
8.275%,  (LIBOR 1M +
3.250%), 10/18/2028
b
503,348
Clarios Global, LP, Term Loan
419,000
8.275%,  (LIBOR 1M +
3.250%), 4/30/2026
b
417,864
384,058
0.000%,  (TSFR1M +
3.750%), 4/20/2030
b,d,e
383,417
Crocs, Inc., Term Loan
188,557
8.582%,  (TSFR1M +
3.500%), 2/19/2029
b
188,257
Delta 2 Lux SARL, Term Loan
383,000
8.232%,  (TSFR1M +
3.250%), 1/15/2030
b
383,287
Fertitta Entertainment, LLC/NV,
Term Loan
157,206
8.982%,  (TSFR1M +
4.000%), 1/27/2029
b
152,785
First Brands Group, LLC, Term
Loan
216,891
10.456%,  (TSFR6M +
5.000%), 3/30/2027
b
209,751
Go Daddy Operating Company,
LLC, Term Loan
255,360
8.232%,  (TSFR1M +
3.250%), 11/10/2029
b
255,360
Great Outdoors Group, LLC, Term
Loan
361,167
8.775%,  (LIBOR 1M +
3.750%), 3/5/2028
b
357,783
Harbor Freight Tools USA, Inc.,
Term Loan
320,357
7.775%,  (LIBOR 1M +
2.750%), 10/19/2027
b
310,432
Hilton Worldwide Finance, LLC,
Term Loan
388,000
6.821%,  (LIBOR 1M +
1.750%), 6/21/2026
b
387,150
IRB Holding Corporation, Term
Loan
372,060
8.082%,  (TSFR1M +
3.000%), 12/15/2027
b
365,691
Petco Health & Wellness
Company, Inc., Term Loan
175,249
8.410%,  (LIBOR 3M +
3.250%), 3/4/2028
b
172,580
PetSmart, LLC, Term Loan
508,522
8.832%,  (LIBOR 1M +
3.750%), 2/12/2028
b
505,979
Pilot Travel Centers, LLC, Term
Loan
435,674
7.082%,  (TSFR1M +
2.000%), 8/6/2028
b
434,276

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.1%)
a
Value
Consumer Cyclical (1.4%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 518,355
7.608%,  (LIBOR 1M +
2.750%), 9/23/2026
b
$ 517,168
Scientific Games Holdings, LP,
Term Loan
264,670
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
260,520
Scientific Games International,
Inc., Term Loan
391,030
7.981%,  (TSFR1M +
3.000%), 4/14/2029
b
389,353
Staples, Inc., Term Loan
142,740
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
141,394
254,893
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
229,672
Stars Group Holdings BV, Term
Loan
152,227
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
151,973
Uber Technologies, Inc., Term
Loan
200,635
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
199,883
UFC Holdings, LLC, Term Loan
254,933
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
254,152
Total 9,437,501
Consumer Non-Cyclical (0.9%)
AI Aqua Merger Sub, Inc., Term
Loan
508,548
8.584%,  (TSFR1M +
3.750%), 7/30/2028
b
494,629
Alltech, Inc., Term Loan
157,646
9.025%,  (LIBOR 1M +
4.000%), 10/15/2028
b
151,734
Bausch + Lomb Corporation, Term
Loan
406,950
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
395,364
Chobani, LLC, Term Loan
162,720
8.597%,  (LIBOR 1M +
3.500%), 10/23/2027
b
161,856
DaVita, Inc., Term Loan
130,696
6.847%,  (LIBOR 1M +
1.750%), 8/12/2026
b
129,402
Elanco Animal Health, Inc., Term
Loan
206,197
6.653%,  (LIBOR 1M +
1.750%), 8/1/2027
b
200,114
Froneri U.S., Inc., Term Loan
399,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
393,701
Gainwell Acquisition Corporation,
Term Loan
602,659
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
579,686
ICON Luxembourg SARL, Term
Loan
462,725
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
462,410
Principal
Amount Bank Loans (7.1%)
a
Value
Consumer Non-Cyclical (0.9%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 513,103
8.525%,  (LIBOR 1M +
3.500%), 5/5/2028
b
$ 512,324
LifePoint Health, Inc., Term Loan
225,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
211,374
Medline Borrower, LP, Term Loan
940,251
8.275%,  (LIBOR 1M +
3.250%), 10/21/2028
b
911,912
Organon & Company, Term Loan
469,805
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
468,828
Packaging Coordinators Midco,
Inc., Term Loan
163,583
8.659%,  (LIBOR 3M +
3.500%), 11/30/2027
b
158,598
Phoenix Newco, Inc., Term Loan
213,920
8.275%,  (LIBOR 1M +
3.250%), 11/15/2028
b
210,054
PRA Health Sciences, Inc., Term
Loan
115,288
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
115,210
Reynolds Consumer Products,
LLC, Term Loan
310,173
6.832%,  (LIBOR 1M +
1.750%), 2/4/2027
b
306,718
Select Medical Corporation, Term
Loan
261,000
7.530%,  (LIBOR 1M +
2.500%), 3/6/2025
b
260,102
Sotera Health Holdings, LLC, Term
Loan
192,400
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
186,388
Total 6,310,404
Energy (0.2%)
Buckeye Partners, LP, Term Loan
259,672
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
258,815
CQP Holdco, LP, Term Loan
518,582
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
517,026
GIP II Blue Holding, LP, Term Loan
142,194
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
141,635
GIP III Stetson I, LP, Term Loan
154,878
9.332%,  (LIBOR 1M +
4.250%), 7/18/2025
b
154,363
Oryx Midstream Services Permian
Basin, LLC, Term Loan
125,676
8.193%,  (LIBOR 3M +
3.250%), 10/5/2028
b
124,195
Total 1,196,034
Financials (0.5%)
Acrisure, LLC, Term Loan
243,744
8.525%,  (LIBOR 1M +
3.500%), 2/15/2027
b
232,470

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.1%)
a
Value
Financials (0.5%) - continued
Alliant Holdings Intermediate, LLC,
Term Loan
$ 102,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
$ 101,065
AmWINS Group, Inc., Term Loan
391,001
7.275%,  (LIBOR 1M +
2.250%), 2/19/2028
b
386,470
Asurion, LLC, Term Loan
16,988
8.275%,  (LIBOR 1M +
3.250%), 12/23/2026
b
15,836
476,272
8.275%,  (LIBOR 1M +
3.250%), 7/31/2027
b
438,966
Edelman Financial Engines Center,
LLC, Term Loan
106,458
8.775%,  (LIBOR 1M +
3.750%), 4/7/2028
b
102,785
First Eagle Holdings, Inc., Term
Loan
106,435
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
102,634
FleetCor Technologies Operating
Company, LLC, Term  Loan
208,938
6.775%,  (LIBOR 1M +
1.750%), 4/30/2028
b
206,414
Focus Financial Partners, LLC,
Term Loan
183,539
8.232%,  (TSFR1M +
3.250%), 6/30/2028
b
182,267
Howden Group Holdings, Ltd.,
Term Loan
106,456
8.313%,  (LIBOR 1M +
3.250%), 11/12/2027
b
105,080
HUB International, Ltd., Term Loan
442,676
8.020%,  (LIBOR 1M +
3.000%), 4/25/2025
b
441,534
Hudson River Trading, LLC, Term
Loan
111,432
8.097%,  (TSFR1M +
3.000%), 3/18/2028
b
104,449
Jane Street Group, LLC, Term
Loan
208,931
7.775%,  (LIBOR 1M +
2.750%), 1/26/2028
b
207,985
Sedgwick Claims Management
Services, Inc., Term Loan
185,500
8.732%,  (TSFR1M +
3.750%), 2/24/2028
b
183,207
Trans Union, LLC, Term Loan
345,891
7.275%,  (LIBOR 1M +
2.250%), 12/1/2028
b
344,556
USI, Inc./NY, Term Loan
386,060
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
384,933
VFH Parent, LLC, Term Loan
156,420
8.064%,  (TSFR1M +
3.000%), 1/13/2029
b
152,657
Total 3,693,308
Technology (1.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
259,692
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
248,655
Principal
Amount Bank Loans (7.1%)
a
Value
Technology (1.5%) - continued
AthenaHealth Group, Inc., Delayed
Draw
$ 61,560
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
$ 57,602
AthenaHealth Group, Inc., Term
Loan
501,110
8.464%,  (PRIME + 3.500%),
2/15/2029
b
468,894
Boxer Parent Company, Inc., Term
Loan
396,671
8.775%,  (LIBOR 1M +
3.750%), 10/2/2025
b
391,522
Central Parent, Inc., Term Loan
463,837
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
463,132
Cloud Software Group, Inc., Term
Loan
281,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
262,356
Coherent Corporation, Term Loan
249,441
7.847%,  (LIBOR 3M +
2.750%), 7/1/2029
b
248,039
CommScope, Inc., Term Loan
328,600
8.275%,  (LIBOR 1M +
3.250%), 4/4/2026
b,d,e
303,790
CoreLogic, Inc., Term Loan
216,451
8.563%,  (LIBOR 1M +
3.500%), 6/2/2028
b
193,684
Cornerstone OnDemand, Inc.,
Term Loan
284,563
8.775%,  (LIBOR 1M +
3.750%), 10/15/2028
b
253,853
Dcert Buyer, Inc., Term Loan
315,374
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
312,025
Dun & Bradstreet Corporation,
Term Loan
310,368
8.268%,  (LIBOR 1M +
3.250%), 2/8/2026
b
309,688
Entegris, Inc., Term Loan
255,360
7.661%,  (TSFR1M +
2.750%), 7/6/2029
b
255,000
Gen Digital, Inc., Term Loan
299,626
7.082%,  (TSFR1M +
2.000%), 9/12/2029
b
296,208
Genesys Cloud Services Holdings
II, LLC, Term Loan
259,672
9.025%,  (LIBOR 1M +
4.000%), 12/1/2027
b
256,914
Hyland Software, Inc., Term Loan
383,990
8.525%,  (LIBOR 1M +
3.500%), 7/1/2024
b
380,991
Informatica, LLC, Term Loan
259,688
7.813%,  (LIBOR 1M +
2.750%), 10/29/2028
b
258,520
Ingram Micro, Inc., Term Loan
259,678
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
253,836
Magenta Buyer, LLC, Term Loan
279,581
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
234,848

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.1%)
a
Value
Technology (1.5%) - continued
McAfee Corporation, Term Loan
$ 534,308
8.653%,  (TSFR1M +
3.750%), 3/1/2029
b
$ 503,014
Mitchell International, Inc., Term
Loan
325,357
8.760%,  (LIBOR 1M +
3.750%), 10/15/2028
b
312,157
MKS Instruments, Inc., Term Loan
467,650
7.814%,  (TSFR1M +
2.750%), 8/17/2029
b
465,059
Open Text Corporation, Term Loan
401,992
8.582%,  (TSFR1M +
3.500%), 1/31/2030
b
401,554
Peraton Corporation, Term Loan
807,802
8.832%,  (LIBOR 1M +
3.750%), 2/1/2028
b
790,297
Polaris Newco, LLC, Term Loan
467,626
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
432,751
Proofpoint, Inc., Term Loan
345,252
8.275%,  (LIBOR 1M +
3.250%), 8/31/2028
b
337,339
RealPage, Inc., Term Loan
264,657
8.025%,  (LIBOR 1M +
3.000%), 4/22/2028
b
256,751
SS&C Technologies, Inc., Term
Loan
251,745
6.775%,  (LIBOR 1M +
1.750%), 4/16/2025
b
251,148
Tempo Acquisition, LLC, Term
Loan
254,710
7.982%,  (TSFR1M +
3.000%), 8/31/2028
b
254,285
UKG, Inc., Term Loan
554,194
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
538,954
Verscend Holding Corporation,
Term Loan
381,061
9.025%,  (LIBOR 1M +
4.000%), 8/27/2025
b
380,348
Total 10,373,214
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
628,665
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
632,242
Air Canada, Term Loan
493,514
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
491,742
Brown Group Holding, LLC, Term
Loan
208,864
7.582%,  (LIBOR 1M +
2.500%), 6/7/2028
b
203,979
Genesee & Wyoming, Inc., Term
Loan
259,662
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
258,641
KKR Apple Bidco, LLC, Term Loan
174,900
0.000%,  (TSFR1M +
2.750%), 9/23/2028
b,d,e
172,523
Principal
Amount Bank Loans (7.1%)
a
Value
Transportation (0.5%) - continued
SkyMiles IP, Ltd., Term Loan
$ 496,800
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
$ 514,327
United Airlines, Inc., Term Loan
762,773
8.770%,  (LIBOR 1M +
3.750%), 4/21/2028
b
759,196
XPO, Inc., Term Loan
261,000
6.621%,  (LIBOR 1M +
1.750%), 2/23/2025
b
260,376
Total 3,293,026
Utilities (0.1%)
PG&E Corporation, Term Loan
380,820
8.063%,  (LIBOR 1M +
3.000%), 6/23/2025
b
379,597
Total 379,597
Total Bank Loans
(cost $48,151,650) 47,928,212
Principal
Amount Long-Term Fixed Income ( 73.5% ) Value
Asset-Backed Securities (10.5%)
510 Asset Backed Trust
500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
436,798
759,560
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
693,235
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
880,288
522 Funding CLO, Ltd.
1,300,000
7.650%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,252,372
720 East CLO I, Ltd.
900,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
908,352
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
1,143,241
1,250,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
1,243,844
Amur Equipment Finance
Receivables XI, LLC
1,164,671
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
1,157,931
Anchorage Capital CLO 16, Ltd.
1,550,000
7.665%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
1,483,280
Anchorage Capital CLO 21, Ltd.
1,500,000
7.650%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,438,540
Ares XL CLO, Ltd.
1,150,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,071,881

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Asset-Backed Securities (10.5%) - continued
Atrium IX
$ 935,000
6.953%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,f
$ 889,209
Babson CLO, Ltd.
1,825,000
8.150%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,724,789
Bankers Healthcare Group
Securitization Trust
907,924
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
899,769
Barings CLO, Ltd.
1,250,000
8.400%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
1,186,324
Benefit Street Partners CLO II, Ltd.
950,000
7.160%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
919,023
Benefit Street Partners CLO, Ltd.
1,400,000
7.410%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
1,335,677
Business Jet Securities, LLC
180,075
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
170,289
1,383,434
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,332,426
CarVal CLO VII-C, Ltd.
1,350,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
1,352,495
CarVal CLO VIII-C, Ltd.
1,500,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
1,505,705
CarVal CLO, Ltd.
1,100,000
8.756%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,048,229
Cascade Funding Mortgage Trust,
LLC
1,000,000
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
962,748
College Avenue Student Loans,
LLC
249,481
6.670%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
248,208
Dewolf Park CLO, Ltd.
1,250,000
8.110%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
1,151,818
Dryden 36 Senior Loan Fund
950,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
911,831
Education Funding Trust
649,910
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
601,597
Principal
Amount Long-Term Fixed Income (73.5%) Value
Asset-Backed Securities (10.5%) - continued
FirstKey Homes Trust
$ 2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
$ 2,073,370
GMAC Mortgage Corporation
Loan Trust
59,120
5.520%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
29,174
Harley Marine Financing, LLC
1,143,413
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,106,488
Home Equity Asset Trust
1,383,677
6.340%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
1,313,358
Invesco US CLO, Ltd.
1,250,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
1,253,715
Long Beach Mortgage Loan Trust
930,617
6.520%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
905,672
Longfellow Place CLO, Ltd.
1,350,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,310,943
Madison Park Funding XVIII, Ltd.
1,850,000
6.178%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,760,649
Madison Park Funding XXI, Ltd.
1,500,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,439,181
Myers Park CLO, Ltd.
1,275,000
6.650%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
1,249,409
Neuberger Berman CLO, Ltd.
1,500,000
8.260%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,387,518
OCP CLO, Ltd.
1,625,000
7.260%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,538,314
Pagaya AI Debt Trust
1,238,082
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
1,237,048
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,044,855
PPM CLO 6, Ltd.
1,000,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
1,002,715
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
664,369

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Asset-Backed Securities (10.5%) - continued
$ 850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
$ 719,442
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
777,122
683,826
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
647,685
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,110,655
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
150,156
Saxon Asset Securities Trust
335,414
3.042%,  8/25/2035, Ser.
2004-2, Class MF2
b
293,741
Sculptor CLO, Ltd.
1,500,000
7.650%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
1,423,758
Shackleton CLO, Ltd.
930,000
7.450%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
888,599
Silver Point CLO 2, Ltd.
800,000
7.773%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,e,f
799,930
Sound Point CLO, Ltd.
1,550,000
7.500%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
1,461,312
Stratus CLO, Ltd.
1,700,000
7.750%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
1,606,475
1,400,000
8.098%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
1,404,896
TCI-Flatiron CLO, Ltd.
1,400,000
7.086%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,340,290
Upstart Securitization Trust
1,095,472
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
1,089,745
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
276,694
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,052,113
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,326,788
644,529
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
591,682
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,325,462
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
193,197
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,009,737
Principal
Amount Long-Term Fixed Income (73.5%) Value
Asset-Backed Securities (10.5%) - continued
$ 250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
$ 214,012
Whitebox CLO III, Ltd.
1,500,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,435,010
Whitebox CLO IV, Ltd.
1,500,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
1,501,166
Wind River CLO, Ltd.
750,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
713,237
Total 70,619,581
Basic Materials (1.8%)
Alcoa Nederland Holding BV
477,000 5.500%,  12/15/2027
f
469,275
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
185,220
ATI, Inc., Convertible
113,000 3.500%,  6/15/2025 286,794
Cascades, Inc./Cascades USA,
Inc.
325,000 5.125%,  1/15/2026
f
308,817
Chemours Company
585,000 5.750%,  11/15/2028
f
519,937
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027
i
417,249
380,000 4.625%,  3/1/2029
f,i
344,263
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
f
709,337
Ecolab, Inc.
194,000 2.125%,  2/1/2032
i
163,650
First Quantum Minerals, Ltd.
850,000 6.875%,  10/15/2027
f
825,222
Freeport-McMoRan, Inc.
425,000 4.625%,  8/1/2030 404,929
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
f
212,788
Hecla Mining Company
190,000 7.250%,  2/15/2028 190,017
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
f
433,019
International Flavors and
Fragrances, Inc.
261,000 1.230%,  10/1/2025
f
234,526
Mercer International, Inc.
206,000 5.125%,  2/1/2029 172,024
Methanex Corporation
553,000 4.250%,  12/1/2024 540,252
Mosaic Company
261,000 4.050%,  11/15/2027 253,363
Novelis Corporation
315,000 3.250%,  11/15/2026
f
288,371
140,000 4.750%,  1/30/2030
f
126,682
175,000 3.875%,  8/15/2031
f
146,545
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 285,221

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Basic Materials (1.8%) - continued
OCI NV
$ 309,000 4.625%,  10/15/2025
f
$ 293,630
Olin Corporation
675,000 5.125%,  9/15/2027 653,063
20,000 5.625%,  8/1/2029 19,500
Peabody Energy Corporation,
Convertible
133,000 3.250%,  3/1/2028 192,651
SCIL IV, LLC/SCIL USA Holdings,
LLC
507,000 5.375%,  11/1/2026
f
466,768
Sherwin-Williams Company
141,000 4.250%,  8/8/2025 139,790
SK Invictus Intermediate II SARL
404,000 5.000%,  10/30/2029
f
343,974
SPCM SA
462,000 3.375%,  3/15/2030
f
382,250
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
f
480,599
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
f
330,287
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
f
347,736
United States Steel Corporation
524,000 6.875%,  3/1/2029 514,883
United States Steel Corporation,
Convertible
135,000 5.000%,  11/1/2026 246,348
Westlake Corporation
148,000 3.600%,  8/15/2026 142,317
Total 12,071,297
Capital Goods (3.6%)
Advanced Drainage Systems, Inc.
450,000 6.375%,  6/15/2030
f
445,194
Amphenol Corporation
164,000 4.750%,  3/30/2026 164,892
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
f
441,168
50,000 4.625%,  5/15/2030
f
45,324
ARD Finance SA
159,000 6.500%,  6/30/2027
f
130,303
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
700,000 5.250%,  8/15/2027
f
598,640
39,000 5.250%,  8/15/2027
f
33,353
Boeing Company
316,000 4.875%,  5/1/2025 315,646
561,000 2.196%,  2/4/2026 521,498
220,000 3.250%,  3/1/2028 203,943
510,000 5.150%,  5/1/2030 513,925
Bombardier, Inc.
216,000 7.125%,  6/15/2026
f
215,321
523,000 7.875%,  4/15/2027
f,i
521,463
380,000 6.000%,  2/15/2028
f
360,408
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
f
266,091
Canpack SA/Canpack US, LLC
790,000 3.125%,  11/1/2025
f
700,734
Principal
Amount Long-Term Fixed Income (73.5%) Value
Capital Goods (3.6%) - continued
Carrier Global Corporation
$ 252,000 2.722%,  2/15/2030 $ 220,646
Chart Industries, Inc.
501,000 7.500%,  1/1/2030
f
516,030
Chart Industries, Inc., Convertible
75,000 1.000%,  11/15/2024 174,712
Clean Harbors, Inc.
665,000 6.375%,  2/1/2031
f
678,460
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
f
65,760
134,000 8.750%,  4/15/2030
f
123,322
Cornerstone Building Brands, Inc.
345,000 6.125%,  1/15/2029
f
259,612
Covanta Holding Corporation
260,000 4.875%,  12/1/2029
f
231,400
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
f,i
319,380
Crown Cork & Seal Company, Inc.
423,000 7.375%,  12/15/2026 444,636
General Electric Company
37,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,j
36,935
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
f
321,264
709,000 3.500%,  9/1/2028
f
644,379
Greenbrier Companies, Inc.,
Convertible
193,000 2.875%,  4/15/2028 156,716
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
f
705,380
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
f
420,193
Howmet Aerospace, Inc.
223,000 6.875%,  5/1/2025 229,669
1,084,000 3.000%,  1/15/2029 972,784
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 208,496
JELD-WEN, Inc.
190,000 4.625%,  12/15/2025
f
183,350
John Deere Capital Corporation
176,000 4.750%,  1/20/2028 180,125
280,000 2.800%,  7/18/2029 257,816
138,000 3.900%,  6/7/2032 133,882
Kaman Corporation, Convertible
70,000 3.250%,  5/1/2024 65,870
KBR, Inc., Convertible
205,000 2.500%,  11/1/2023 458,380
Mauser Packaging Solutions
Holding Company
600,000 9.250%,  4/15/2027
f
569,399
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
f
168,000
Mueller Water Products, Inc.
281,000 4.000%,  6/15/2029
f
253,767
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
f
456,295
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
f
554,900

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Capital Goods (3.6%) - continued
Northrop Grumman Corporation
$ 82,000 4.700%,  3/15/2033 $ 82,525
OI European Group BV
554,000 4.750%,  2/15/2030
f
508,627
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 157,279
Owens-Brockway Glass Container,
Inc.
193,000 5.875%,  8/15/2023
f
192,649
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
f
317,020
Parker-Hannifin Corporation
138,000 2.700%,  6/14/2024 134,282
Patrick Industries, Inc., Convertible
126,000 1.750%,  12/1/2028 113,841
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
f
436,075
Raytheon Technologies
Corporation
307,000 4.125%,  11/16/2028 302,852
Republic Services, Inc.
124,000 3.950%,  5/15/2028 121,557
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
f
341,057
Sealed Air Corporation
419,000 6.125%,  2/1/2028
f
425,160
Silgan Holdings, Inc.
202,000 4.125%,  2/1/2028 188,870
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
f
832,974
Textron, Inc.
221,000 3.650%,  3/15/2027 212,030
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
190,000 7.750%,  4/15/2026
f
169,100
TransDigm, Inc.
515,000 6.250%,  3/15/2026
f
517,434
1,564,000 5.500%,  11/15/2027 1,500,941
Triumph Group, Inc.
436,000 9.000%,  3/15/2028
f
441,982
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 586,089
310,000 4.000%,  7/15/2030 277,442
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,275
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
171,964
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
f
672,337
Total 24,255,823
Collateralized Mortgage Obligations (6.5%)
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
1,341,655
Banc of America Alternative Loan
Trust
863,412
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 753,761
Principal
Amount Long-Term Fixed Income (73.5%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
Banc of America Mortgage
Securities Trust
$ 292,095
3.871%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 262,453
150,576
4.013%,  9/25/2035, Ser.
2005-H, Class 2A1
b
129,227
CAFL Issuer, LLC
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
965,626
CHL Mortgage Pass-Through Trust
302,910
3.485%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
284,563
206,942
6.000%,  4/25/2037, Ser.
2007-3, Class A18 105,552
137,961
6.000%,  4/25/2037, Ser.
2007-3, Class A33 70,368
649,533
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 367,264
CHNGE Mortgage Trust
955,374
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
900,766
878,149
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
855,716
1,687,350
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
1,649,791
1,244,153
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
1,225,302
CIM Trust
1,250,000
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
1,239,643
Citigroup Mortgage Loan Trust,
Inc.
247,375
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 224,006
1,023,739
4.154%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
877,325
Countrywide Alternative Loan Trust
291,534
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 251,631
388,662
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 295,483
373,122
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 270,655
111,672
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 89,253
182,893
7.000%,  10/25/2037, Ser.
2007-24, Class A10 69,884
Countrywide Home Loan
Mortgage Pass Through Trust
221,807
3.506%,  11/25/2035, Ser.
2005-22, Class 2A1
b
175,173
Credit Suisse Mortgage Trust
903,224
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
893,187
316,178
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
267,706
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
547,061
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 493,606

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
Federal Home Loan Mortgage
Corporation
$ 1,229,538
3.500%,  8/15/2035, Ser.
345, Class C8
k
$ 132,962
Federal Home Loan Mortgage
Corporation - REMIC
763,402
4.000%,  1/25/2051, Ser.
5249, Class LA 744,250
12,955,608
1.500%,  12/25/2050, Ser.
5107, Class IO
k
1,161,731
650,771
3.000%,  5/15/2027, Ser.
4046, Class GI
k
22,998
608,733
3.000%,  7/15/2027, Ser.
4084, Class NI
k
24,708
1,084,859
3.500%,  10/15/2032, Ser.
4119, Class KI
k
109,918
1,468,249
3.000%,  4/15/2033, Ser.
4203, Class DI
k
81,291
Federal National Mortgage
Association - REMIC
914,272
4.500%,  6/25/2052, Ser.
2022-43, Class MA 901,927
541,180
4.000%,  7/25/2052, Ser.
2022-37, Class PE 524,783
498,461
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
18,125
772,134
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
28,913
1,157,533
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
34,668
1,931,909
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
85,379
1,067,642
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
38,799
536,131
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
20,408
1,375,555
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
49,739
427,655
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
18,402
1,933,243
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
66,919
878,993
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
36,925
1,038,425
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
33,327
942,588
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
84,530
893,134
4.500%,  1/25/2046, Ser.
2022-68, Class BA 883,375
First Horizon Alternative Mortgage
Securities Trust
134,855
4.793%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
120,990
Flagstar Mortgage Trust
1,621,203
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
1,412,810
1,761,007
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,f
1,446,915
852,764
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
748,694
GCAT Trust
1,328,424
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
1,288,067
Principal
Amount Long-Term Fixed Income (73.5%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
Genworth Mortgage Insurance
Corporation
$ 838,386
6.715%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
$ 837,364
GMAC Mortgage Corporation
Loan Trust
89,589
3.381%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
78,576
11,716
3.584%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
11,076
Home RE, Ltd.
700,000
8.315%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
707,440
IndyMac IMJA Mortgage Loan
Trust
280,343
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 132,712
IndyMac INDA Mortgage Loan
Trust
1,624,227
3.377%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,255,375
J.P. Morgan Alternative Loan Trust
349,810
4.092%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
328,706
J.P. Morgan Mortgage Trust
479,164
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
385,605
1,250,000
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
1,222,852
215,649
4.100%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
198,918
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
1,427,370
Merrill Lynch Alternative Note
Asset Trust
507,273
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 206,656
MFRA Trust
319,388
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
f,g
303,985
MortgageIT Trust
1,741,129
5.480%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,412,690
Onslow Bay Mortgage Loan Trust
1,111,971
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
1,079,635
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
979,466
Radnor Re, Ltd.
1,350,000
8.565%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
1,367,404
Residential Accredit Loans, Inc.
Trust
333,968
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 284,420

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
$ 165,439
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 129,205
202,302
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 165,494
Residential Funding Mortgage
Security I Trust
226,863
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 177,748
ROC Securities Trust Series
1,925,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,831,004
Sequoia Mortgage Trust
207,590
3.184%,  9/20/2046, Ser.
2007-1, Class 4A1
b
141,134
Structured Adjustable Rate
Mortgage Loan Trust
112,081
3.682%,  7/25/2035, Ser.
2005-15, Class 4A1
b
94,650
Verus Securitization Trust
2,054,562
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
1,701,664
871,133
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
742,054
1,229,730
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
1,233,896
815,727
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,f
784,071
Washington Mutual Mortgage
Pass-Through Certificates
342,998
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 285,311
Total 43,687,630
Commercial Mortgage-Backed Securities (0.7%)
BANK 2021-BNK37
1,300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,095,074
BANK 2022-BNK39
13,467,132
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,k
391,007
BANK5 2023-5YR1
850,000
6.412%,  3/15/2056, Ser.
2023-5YR1, Class AS
b
881,520
BBCMS Mortgage Trust
5,408,725
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,k
233,059
6,491,908
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
528,609
BFLD Trust
1,100,000
6.648%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
938,571
SCOTT Trust
600,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
610,911
Total 4,678,751
Communications Services (4.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
436,000 10.500%,  2/15/2028
f
233,428
Principal
Amount Long-Term Fixed Income (73.5%) Value
Communications Services (4.5%) - continued
Altice Financing SA
$ 205,000 5.750%,  8/15/2029
f
$ 163,519
Altice France SA/France
205,000 8.125%,  2/1/2027
f
183,047
936,000 5.500%,  10/15/2029
f
700,672
AMC Networks, Inc.
200,000 5.000%,  4/1/2024 197,258
625,000 4.250%,  2/15/2029 433,002
American Tower Corporation
184,000 3.375%,  5/15/2024 179,945
247,000 4.400%,  2/15/2026 243,743
144,000 1.450%,  9/15/2026 128,534
243,000 5.500%,  3/15/2028 250,622
192,000 3.800%,  8/15/2029 180,384
AT&T, Inc.
433,000 4.300%,  2/15/2030 420,227
Cable One, Inc., Convertible
261,000 1.125%,  3/15/2028 200,056
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
f
245,424
515,000 5.125%,  5/1/2027
f
485,938
463,000 5.000%,  2/1/2028
f
428,086
311,000 6.375%,  9/1/2029
f
295,562
1,090,000 4.750%,  3/1/2030
f
937,832
328,000 4.250%,  2/1/2031
f
268,636
383,000 4.750%,  2/1/2032
f
316,925
417,000 4.250%,  1/15/2034
f
317,646
Cengage Learning, Inc.
349,000 9.500%,  6/15/2024
f
349,000
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
197,000 4.500%,  2/1/2024 194,703
223,000 4.908%,  7/23/2025 220,912
221,000 5.050%,  3/30/2029 214,155
Clear Channel Worldwide
Holdings, Inc.
406,000 5.125%,  8/15/2027
f
366,725
Comcast Corporation
432,000 5.250%,  11/7/2025 440,918
147,000 2.350%,  1/15/2027 137,347
476,000 3.400%,  4/1/2030 446,239
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
f
248,747
Consolidated Communications,
Inc.
231,000 5.000%,  10/1/2028
f
169,369
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 191,227
151,000 5.100%,  5/1/2033 151,420
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
f
254,261
561,000 6.500%,  2/1/2029
f
468,397
980,000 4.125%,  12/1/2030
f
703,328
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 609,382
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
646,000 5.875%,  8/15/2027
f
566,910

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Communications Services (4.5%) - continued
DISH DBS Corporation
$ 171,000 5.875%,  11/15/2024 $ 141,482
247,000 5.250%,  12/1/2026
f
188,667
170,000 7.375%,  7/1/2028 85,174
326,000 5.750%,  12/1/2028
f
231,756
264,000 5.125%,  6/1/2029 121,753
DISH Network Corporation
222,000 11.750%,  11/15/2027
f
209,711
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
f
509,028
201,000 6.750%,  5/1/2029
f
161,773
125,000 8.750%,  5/15/2030
f
123,638
GCI, LLC
625,000 4.750%,  10/15/2028
f
534,375
Gray Escrow II, Inc.
733,000 5.375%,  11/15/2031
f
469,868
Gray Television, Inc.
425,000 4.750%,  10/15/2030
f
274,544
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 207,788
Iliad Holding SASU
614,000 6.500%,  10/15/2026
f
590,797
Lamar Media Corporation
372,000 3.750%,  2/15/2028 341,322
267,000 3.625%,  1/15/2031 229,990
LCPR Senior Secured Financing
DAC
373,000 6.750%,  10/15/2027
f
354,308
Level 3 Financing, Inc.
243,000 4.625%,  9/15/2027
f
150,084
920,000 4.250%,  7/1/2028
f
536,310
237,000 10.500%,  5/15/2030
f
226,881
Magallanes, Inc.
253,000 3.638%,  3/15/2025
f
244,875
599,000 4.054%,  3/15/2029
f
554,469
Meta Platforms, Inc.
141,000 3.500%,  8/15/2027 136,827
Netflix, Inc.
330,000 4.875%,  4/15/2028 332,058
News Corporation
482,000 3.875%,  5/15/2029
f
427,934
NTT Finance Corporation
177,000 1.162%,  4/3/2026
f
161,261
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
216,000 6.250%,  6/15/2025
f
216,186
Paramount Global
175,000 6.375%,  3/30/2062
b
150,108
122,000 4.750%,  5/15/2025 120,787
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
f
356,150
Radiate Holdco, LLC/Radiate
Finance, Inc.
250,000 6.500%,  9/15/2028
f
116,650
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
b,f
112,937
Scripps Escrow II, Inc.
188,000 3.875%,  1/15/2029
f
146,143
Principal
Amount Long-Term Fixed Income (73.5%) Value
Communications Services (4.5%) - continued
Sirius XM Radio, Inc.
$ 535,000 5.000%,  8/1/2027
f
$ 492,095
485,000 4.000%,  7/15/2028
f
409,510
100,000 4.125%,  7/1/2030
f
80,210
Sprint Capital Corporation
293,000 6.875%,  11/15/2028 315,878
930,000 8.750%,  3/15/2032 1,136,754
Take-Two Interactive Software, Inc.
279,000 3.300%,  3/28/2024 273,707
TEGNA, Inc.
708,000 4.625%,  3/15/2028 630,332
Telecom Italia Capital SA
153,000 6.000%,  9/30/2034 130,430
Telecom Italia SPA
209,000 5.303%,  5/30/2024
f
204,138
Telesat Canada/Telesat, LLC
235,000 4.875%,  6/1/2027
f
125,771
90,000 6.500%,  10/15/2027
f
31,540
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 171,236
315,000 4.950%,  3/15/2028 318,367
United States Cellular Corporation
415,000 6.700%,  12/15/2033 377,650
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
628,000 4.750%,  4/15/2028
f
499,374
Univision Communications, Inc.
674,000 6.625%,  6/1/2027
f
648,972
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 220,810
552,000 3.150%,  3/22/2030 499,324
383,000 2.550%,  3/21/2031 326,082
296,000 2.355%,  3/15/2032 242,998
Viasat, Inc.
125,000 6.500%,  7/15/2028
f
99,170
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
168,100
VTR Finance NV
310,000 6.375%,  7/15/2028
f
105,400
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
f
565,803
Walt Disney Company
123,000 3.800%,  3/22/2030 118,993
WMG Acquisition Corporation
99,000 3.750%,  12/1/2029
f
87,120
134,000 3.875%,  7/15/2030
f
118,255
334,000 3.000%,  2/15/2031
f,i
273,351
YPSO Finance BIS SA
214,000 10.500%,  5/15/2027
f
158,034
Total 30,138,564
Consumer Cyclical (6.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
700,000 4.375%,  1/15/2028
f
654,384
Adient Global Holdings, Ltd.
269,000 4.875%,  8/15/2026
f
258,465
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
215,000 6.625%,  7/15/2026
f
207,250

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Cyclical (6.2%) - continued
$ 380,000 6.000%,  6/1/2029
f
$ 297,913
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
765,000 4.625%,  6/1/2028
f
664,510
Allison Transmission, Inc.
95,000 4.750%,  10/1/2027
f
90,511
276,000 3.750%,  1/30/2031
f
235,592
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 122,873
312,000 4.700%,  12/1/2032 320,869
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027
i
685,832
American Honda Finance
Corporation
148,000 4.600%,  4/17/2030 148,520
Arko Corporation
310,000 5.125%,  11/15/2029
f
251,193
Ashton Woods USA, LLC/Ashton
Woods Finance Company
280,000 4.625%,  8/1/2029
f
233,800
228,000 4.625%,  4/1/2030
f
188,928
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 120,579
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 15,473
Booking Holdings, Inc.,
Convertible
87,000 0.750%,  5/1/2025 129,673
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
f
393,698
Boyne USA, Inc.
186,000 4.750%,  5/15/2029
f
168,479
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
690,000 6.250%,  9/15/2027
f
632,212
Burlington Stores, Inc., Convertible
272,000 2.250%,  4/15/2025 304,980
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
f
686,837
240,000 8.125%,  7/1/2027
f
244,860
481,000 4.625%,  10/15/2029
f,i
421,979
Carnival Corporation
322,000 10.500%,  2/1/2026
f
336,144
381,000 7.625%,  3/1/2026
f,i
348,381
759,000 5.750%,  3/1/2027
f
624,657
195,000 4.000%,  8/1/2028
f
169,035
Cedar Fair, LP
670,000 5.250%,  7/15/2029 623,267
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
250,954
202,000 6.750%,  5/1/2031
f
203,323
Cinemark USA, Inc.
572,000 5.875%,  3/15/2026
f,i
546,529
Clarios Global, LP/Clarios US
Finance Company, Inc.
185,000 8.500%,  5/15/2027
f
186,082
600,000 6.750%,  5/15/2028
e,f
602,322
Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Cyclical (6.2%) - continued
Cracker Barrel Old Country Store,
Inc., Convertible
$ 111,000 0.625%,  6/15/2026 $ 98,096
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 65,172
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
f
203,031
Dana, Inc.
540,000 5.625%,  6/15/2028
i
498,128
Expedia Group, Inc.
220,000 3.250%,  2/15/2030 193,343
Expedia Group, Inc., Convertible
255,000 Zero Coupon,  2/15/2026 224,718
Ford Motor Company
769,000 3.250%,  2/12/2032 596,372
435,000 6.100%,  8/19/2032 414,851
Ford Motor Company, Convertible
405,000 Zero Coupon,  3/15/2026 395,077
Ford Motor Credit Company, LLC
537,000 2.300%,  2/10/2025 499,943
715,000 4.134%,  8/4/2025 676,595
1,454,000 2.700%,  8/10/2026 1,289,703
255,000 2.900%,  2/10/2029 211,560
350,000 7.350%,  3/6/2030 359,506
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
f
314,422
FTI Consulting, Inc., Convertible
126,000 2.000%,  8/15/2023 224,154
General Motors Company
143,000 6.125%,  10/1/2025 145,548
221,000 6.800%,  10/1/2027 233,584
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 240,838
124,000 1.200%,  10/15/2024 116,592
544,000 2.900%,  2/26/2025 520,667
135,000 2.750%,  6/20/2025 128,054
150,000 5.700%,  9/30/2030
b,j
131,062
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029
i
278,447
195,000 5.250%,  7/15/2031
i
168,187
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
f,i
127,416
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
f,i
391,101
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 863,963
196,000 3.625%,  2/15/2032
f
167,268
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
318,000 5.000%,  6/1/2029
f
287,812
Home Depot, Inc.
208,000 3.250%,  4/15/2032 191,973
Hyundai Capital America
118,000 5.500%,  3/30/2026
f
118,513
221,000 3.000%,  2/10/2027
f
204,107
147,000 2.100%,  9/15/2028
f
125,263
International Game Technology plc
545,000 5.250%,  1/15/2029
f
522,587

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Cyclical (6.2%) - continued
Jacobs Entertainment, Inc.
$ 268,000 6.750%,  2/15/2029
f
$ 233,160
Jaguar Land Rover Automotive plc
532,000 5.500%,  7/15/2029
f
440,416
KB Home
395,000 4.800%,  11/15/2029 368,337
Kohl's Corporation
131,000 3.375%,  5/1/2031 89,337
L Brands, Inc.
880,000 6.625%,  10/1/2030
f
844,769
100,000 6.875%,  11/1/2035 90,506
Lennar Corporation
67,000 5.875%,  11/15/2024 67,356
138,000 4.750%,  5/30/2025 137,097
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 217,208
335,000 4.500%,  4/15/2030 331,566
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
f
384,733
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 164,036
220,000 4.625%,  6/15/2030 213,656
Marriott Vacations Worldwide
Corporation, Convertible
215,000 Zero Coupon,  1/15/2026 208,013
164,000 3.250%,  12/15/2027
f
160,392
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
f
347,000
Michaels Companies, Inc.
320,000 5.250%,  5/1/2028
f
263,619
NCL Corporation, Ltd.
182,000 3.625%,  12/15/2024
f,i
170,635
134,000 5.875%,  3/15/2026
f
115,423
518,000 5.875%,  2/15/2027
f
488,618
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
f
176,714
177,000 3.522%,  9/17/2025
f
165,595
184,000 4.345%,  9/17/2027
f
168,619
229,000 4.810%,  9/17/2030
f
201,420
Nordstrom, Inc.
160,000 4.375%,  4/1/2030
i
125,130
225,000 4.250%,  8/1/2031 167,085
O'Reilly Automotive, Inc.
198,000 3.900%,  6/1/2029 191,341
PENN Entertainment, Inc.
605,000 4.125%,  7/1/2029
f
509,685
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
f
652,153
385,000 7.750%,  2/15/2029
f
379,660
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
834,000 5.750%,  4/15/2026
f
827,715
370,000 6.250%,  1/15/2028
f
346,518
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
570,000 5.750%,  1/15/2029
f
423,225
Royal Caribbean Cruises, Ltd.
203,000 11.500%,  6/1/2025
f
215,434
682,000 4.250%,  7/1/2026
f
610,450
511,000 9.250%,  1/15/2029
f
545,122
Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Cyclical (6.2%) - continued
$ 160,000 7.250%,  1/15/2030
f
$ 160,450
Scientific Games International, Inc.
650,000 7.250%,  11/15/2029
f
650,000
SeaWorld Parks and
Entertainment, Inc.
308,000 5.250%,  8/15/2029
f
277,209
Six Flags Theme Parks, Inc.
161,000 7.000%,  7/1/2025
f,i
162,971
Staples, Inc.
380,000 7.500%,  4/15/2026
f
320,468
344,000 10.750%,  4/15/2027
f
232,866
Station Casinos, LLC
383,000 4.625%,  12/1/2031
f
327,957
Tapestry, Inc.
150,000 3.050%,  3/15/2032 124,219
Target Corporation
307,000 2.350%,  2/15/2030 272,604
Toyota Motor Credit Corporation
141,000 4.700%,  1/12/2033 144,015
Travel + Leisure Company
205,000 6.625%,  7/31/2026
f
204,586
Tripadvisor, Inc.
102,000 7.000%,  7/15/2025
f
102,638
Uber Technologies, Inc.
470,000 6.250%,  1/15/2028
f,i
474,277
Uber Technologies, Inc.,
Convertible
273,000 Zero Coupon,  12/15/2025 237,442
Vail Resorts, Inc., Convertible
280,000 Zero Coupon,  1/1/2026 253,225
VICI Properties, LP/VICI Note
Company, Inc.
281,000 4.625%,  6/15/2025
f
272,954
190,000 4.500%,  9/1/2026
f
180,742
576,000 5.750%,  2/1/2027
f
572,301
356,000 3.750%,  2/15/2027
f
332,735
Viking Cruises, Ltd.
653,000 5.875%,  9/15/2027
f
560,228
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
f
273,119
68,000 3.350%,  5/13/2025
f
65,855
Wabash National Corporation
500,000 4.500%,  10/15/2028
f
435,047
Walmart, Inc.
165,000 3.900%,  4/15/2028 164,784
238,000 4.000%,  4/15/2030 236,874
Wyndham Hotels & Resorts, Inc.
245,000 4.375%,  8/15/2028
f
227,799
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
f
643,269
ZF North America Capital, Inc.
274,000 7.125%,  4/14/2030
f
282,822
Total 41,832,956
Consumer Non-Cyclical (5.3%)
1375209 B.C., Ltd.
371,000 9.000%,  1/30/2028
f
367,290
Abbott Laboratories
752,000 1.400%,  6/30/2030 627,670

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Non-Cyclical (5.3%) - continued
AbbVie, Inc.
$ 605,000 3.600%,  5/14/2025 $ 591,067
Albertsons Companies, Inc./
Safeway, Inc.
600,000 4.625%,  1/15/2027
f
580,018
664,000 3.500%,  3/15/2029
f
588,301
Amgen, Inc.
247,000 5.150%,  3/2/2028 252,808
392,000 5.250%,  3/2/2030 402,602
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 275,449
295,000 4.750%,  1/23/2029 301,680
Aramark Services, Inc.
633,000 5.000%,  2/1/2028
f
602,869
Archer-Daniels-Midland Company
155,000 4.500%,  8/15/2033 155,276
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 266,490
Avantor Funding, Inc.
408,000 4.625%,  7/15/2028
f
381,633
B&G Foods, Inc.
200,000 5.250%,  4/1/2025 188,970
203,000 5.250%,  9/15/2027 177,793
BAT Capital Corporation
141,000 7.750%,  10/19/2032 156,220
BAT International Finance plc
135,000 1.668%,  3/25/2026 122,918
Bausch Health Companies, Inc.
186,000 5.500%,  11/1/2025
f,i
162,117
400,000 4.875%,  6/1/2028
f
263,500
658,000 11.000%,  9/30/2028
f
530,512
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 166,912
221,000 2.823%,  5/20/2030 196,509
BellRing Brands, Inc.
282,000 7.000%,  3/15/2030
f
288,903
BioMarin Pharmaceutical, Inc.,
Convertible
300,000 1.250%,  5/15/2027 309,614
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 193,518
Bristol-Myers Squibb Company
205,000 2.950%,  3/15/2032 185,121
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 250,608
Cargill, Inc.
288,000 2.125%,  11/10/2031
f
239,138
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 484,262
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
f
63,885
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
f
444,094
CHS/Community Health Systems,
Inc.
117,000 8.000%,  12/15/2027
f
115,883
260,000 6.000%,  1/15/2029
f
230,425
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 116,819
Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Non-Cyclical (5.3%) - continued
Constellation Brands, Inc.
$ 295,000 3.150%,  8/1/2029 $ 271,140
110,000 4.900%,  5/1/2033 110,366
Coty, Inc.
391,000 5.000%,  4/15/2026
f
381,768
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
468,000 4.750%,  1/15/2029
f
439,335
CVS Health Corporation
168,000 5.000%,  2/20/2026 169,973
115,000 4.300%,  3/25/2028 113,592
168,000 5.125%,  2/21/2030 170,908
Diageo Capital plc
121,000 1.375%,  9/29/2025 112,288
129,000 2.000%,  4/29/2030 111,205
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
f
325,388
Eli Lilly & Company
310,000 4.700%,  2/27/2033 321,831
Embecta Corporation
155,000 6.750%,  2/15/2030
f
140,432
Encompass Health Corporation
860,000 4.500%,  2/1/2028 810,856
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
f
94,426
435,000 4.375%,  3/31/2029
f
380,373
General Mills, Inc.
62,000 4.950%,  3/29/2033 63,147
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 210,481
HCA, Inc.
299,000 5.875%,  2/1/2029 308,253
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,016,000 4.875%,  6/1/2029
f
777,768
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
f
122,801
Integer Holdings Corporation,
Convertible
295,000 2.125%,  2/15/2028
f
334,825
Ionis Pharmaceuticals, Inc.,
Convertible
132,000 0.125%,  12/15/2024 121,795
146,000 Zero Coupon,  4/1/2026 133,407
Jazz Investments I, Ltd.,
Convertible
277,000 2.000%,  6/15/2026 300,891
Jazz Securities DAC
268,000 4.375%,  1/15/2029
f
246,309
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
395,000 2.500%,  1/15/2027
f
351,712
173,000 3.625%,  1/15/2032
f
145,266
Kenvue, Inc.
156,000 5.500%,  3/22/2025
f
158,635
312,000 5.350%,  3/22/2026
f
320,309
85,000 5.000%,  3/22/2030
f
88,146
Kraft Heinz Foods Company
602,000 3.875%,  5/15/2027 587,729
152,000 6.750%,  3/15/2032 170,978

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Non-Cyclical (5.3%) - continued
Kroger Company
$ 124,000 4.500%,  1/15/2029 $ 124,064
Lamb Weston Holdings, Inc.
285,000 4.125%,  1/31/2030
f
261,012
Mattel, Inc.
965,000 3.375%,  4/1/2026
f
912,790
McKesson Corporation
136,000 0.900%,  12/3/2025 123,495
490,000 1.300%,  8/15/2026 440,002
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 161,491
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
f
392,854
318,000 5.250%,  10/1/2029
f
275,058
Mylan, Inc.
127,000 4.200%,  11/29/2023 125,677
Nestle Holdings, Inc.
188,000 5.250%,  3/13/2026
f
193,323
312,000 4.950%,  3/14/2030
f
324,367
Newell Brands, Inc.
374,000 4.700%,  4/1/2026 357,170
Organon & Company/Organon
Foreign Debt Co-Issuer BV
465,000 4.125%,  4/30/2028
f
427,802
Owens & Minor, Inc.
334,000 6.625%,  4/1/2030
f,i
290,580
Performance Food Group, Inc.
293,000 4.250%,  8/1/2029
f
266,734
Perrigo Finance Unlimited
Company
754,000 4.375%,  3/15/2026 724,886
Philip Morris International, Inc.
476,000 4.875%,  2/13/2026 478,455
322,000 4.875%,  2/15/2028 324,836
141,000 5.625%,  11/17/2029 147,274
141,000 5.750%,  11/17/2032 148,086
Post Holdings, Inc.
184,000 5.625%,  1/15/2028
f
179,786
196,000 5.500%,  12/15/2029
f
186,424
388,000 4.500%,  9/15/2031
f
339,530
Post Holdings, Inc., Convertible
246,000 2.500%,  8/15/2027
f
257,636
Primo Water Holdings, Inc.
401,000 4.375%,  4/30/2029
f
353,652
Procter & Gamble Company
122,000 1.200%,  10/29/2030 100,297
Roche Holdings, Inc.
141,000 1.930%,  12/13/2028
f
125,555
200,000 2.076%,  12/13/2031
f
170,153
Royalty Pharma plc
343,000 1.200%,  9/2/2025 312,754
Scotts Miracle-Gro Company
299,000 4.500%,  10/15/2029
i
258,843
SEG Holding, LLC
670,000 5.625%,  10/15/2028
f
634,825
Simmons Foods, Inc.
641,000 4.625%,  3/1/2029
f
529,626
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
f
303,175
205,000 5.500%,  7/15/2030
f
188,839
Principal
Amount Long-Term Fixed Income (73.5%) Value
Consumer Non-Cyclical (5.3%) - continued
Stryker Corporation
$ 244,000 3.650%,  3/7/2028 $ 236,385
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
f
422,028
Sysco Corporation
128,000 5.950%,  4/1/2030 136,909
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 302,426
Teleflex, Inc.
480,000 4.625%,  11/15/2027 462,000
223,000 4.250%,  6/1/2028
f
209,051
Tenet Healthcare Corporation
152,000 4.625%,  7/15/2024 150,693
1,415,000 5.125%,  11/1/2027 1,372,940
185,000 6.125%,  10/1/2028 179,489
Teva Pharmaceutical Finance
Netherlands III BV
977,000 3.150%,  10/1/2026 882,799
Thermo Fisher Scientific, Inc.
145,000 4.950%,  11/21/2032 150,715
Topgolf Callaway Brands
Corporation, Convertible
103,000 2.750%,  5/1/2026 143,221
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 472,606
United Natural Foods, Inc.
298,000 6.750%,  10/15/2028
f
282,862
Winnebago Industries, Inc.,
Convertible
136,000 1.500%,  4/1/2025 150,484
Wyeth, LLC
233,000 6.500%,  2/1/2034 269,071
Zoetis, Inc.
329,000 3.900%,  8/20/2028 322,301
Total 35,264,238
Energy (4.8%)
Antero Resources Corporation
481,000 5.375%,  3/1/2030
f
450,650
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
f
561,565
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 615,652
259,000 4.812%,  2/13/2033 263,487
BP Capital Markets plc
231,000 4.875%,  3/22/2030
b,j
212,238
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 418,600
Callon Petroleum Company
381,000 8.250%,  7/15/2025 379,095
213,000 7.500%,  6/15/2030
f,i
202,311
Cheniere Energy Partners, LP
401,000 4.500%,  10/1/2029 377,276
325,000 3.250%,  1/31/2032 270,752
Cheniere Energy, Inc.
364,000 4.625%,  10/15/2028 346,965
Chesapeake Energy Corporation
698,000 6.750%,  4/15/2029
f
690,967

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Energy (4.8%) - continued
Chord Energy Corporation
$ 360,000 6.375%,  6/1/2026
f
$ 358,140
CNX Resources Corporation
330,000 6.000%,  1/15/2029
f
305,268
CNX Resources Corporation,
Convertible
206,000 2.250%,  5/1/2026 277,173
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
f
212,764
330,000 5.875%,  1/15/2030
f
283,296
Continental Resources, Inc.
296,000 5.750%,  1/15/2031
f
289,429
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
f
162,872
CrownRock, LP/CrownRock
Finance, Inc.
467,000 5.625%,  10/15/2025
f
461,018
Diamondback Energy, Inc.
374,000 3.125%,  3/24/2031 327,129
DT Midstream, Inc.
645,000 4.125%,  6/15/2029
f
571,633
130,000 4.375%,  6/15/2031
f
113,037
Enbridge, Inc.
175,000 7.375%,  1/15/2083
b
173,250
175,000 7.625%,  1/15/2083
b
178,252
147,000 3.700%,  7/15/2027 140,961
78,000 5.700%,  3/8/2033 81,002
Endeavor Energy Resources, LP/
EER Finance, Inc.
445,000 5.750%,  1/30/2028
f
442,774
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
f
266,039
Energy Transfer, LP
139,000 4.200%,  9/15/2023 138,350
100,000 6.750%,  5/15/2025
b,j
87,909
221,000 3.750%,  5/15/2030 203,185
EnLink Midstream Partners, LP
680,000 4.850%,  7/15/2026 662,126
EnLink Midstream, LLC
202,000 6.500%,  9/1/2030
f
204,054
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 145,695
178,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
b
169,188
EQM Midstream Partners, LP
338,000 4.750%,  1/15/2031
f
277,015
EQT Corporation
141,000 3.900%,  10/1/2027 133,393
EQT Corporation, Convertible
129,000 1.750%,  5/1/2026 307,786
Equinor ASA
139,000 2.875%,  4/6/2025 134,767
Ferrellgas, LP/Ferrellgas Finance
Corporation
331,000 5.375%,  4/1/2026
f
308,604
Genesis Energy LP/Genesis
Energy Finance Corporation
267,000 8.875%,  4/15/2030 267,358
Halliburton Company
147,000 2.920%,  3/1/2030 131,681
Principal
Amount Long-Term Fixed Income (73.5%) Value
Energy (4.8%) - continued
Harvest Midstream, LP
$ 785,000 7.500%,  9/1/2028
f
$ 768,084
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
f
408,497
234,000 5.500%,  10/15/2030
f
217,788
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
f
439,101
564,000 6.250%,  4/15/2032
f
527,272
Holly Energy Partners, LP/Holly
Energy Finance Corporation
286,000 6.375%,  4/15/2027
f
281,699
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
f
499,285
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
f
394,378
Laredo Petroleum, Inc.
785,000 7.750%,  7/31/2029
f
692,998
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 144,523
Marathon Petroleum Corporation
635,000 4.700%,  5/1/2025 631,059
MEG Energy Corporation
433,000 7.125%,  2/1/2027
f
443,802
MPLX, LP
370,000 1.750%,  3/1/2026 340,350
82,000 5.000%,  3/1/2033 80,571
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 344,205
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
f
523,129
National Fuel Gas Company
296,000 5.500%,  1/15/2026 297,527
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
f
199,991
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
f
344,071
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
f
154,925
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 505,077
Occidental Petroleum Corporation
145,000 8.500%,  7/15/2027 159,664
214,000 6.375%,  9/1/2028 223,194
280,000 6.450%,  9/15/2036 297,150
ONEOK, Inc.
222,000 2.200%,  9/15/2025 207,271
Ovintiv Exploration, Inc.
147,000 5.375%,  1/1/2026 147,498
Permian Resources Operating,
LLC, Convertible
48,000 3.250%,  4/1/2028 88,224
Phillips 66
238,000 4.950%,  12/1/2027 240,215
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 152,780
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 312,018

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Energy (4.8%) - continued
Plains All American Pipeline, LP
$ 41,000
8.974%,  (LIBOR 3M +
4.110%), 6/1/2023
b,j
$ 36,080
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 310,808
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
f
385,350
Range Resources Corporation
396,000 4.750%,  2/15/2030
f,i
364,320
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 214,066
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
f
90,793
SM Energy Company
420,000 6.625%,  1/15/2027 405,300
200,000 6.500%,  7/15/2028 189,500
Southwestern Energy Company
260,000 5.375%,  2/1/2029 245,123
382,000 5.375%,  3/15/2030 355,505
250,000 4.750%,  2/1/2032 220,439
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
135,000 5.875%,  3/1/2027 131,599
320,000 5.000%,  6/1/2031
f
280,208
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 177,412
Sunoco, LP/Sunoco Finance
Corporation
495,000 5.875%,  3/15/2028 483,863
337,000 4.500%,  4/30/2030 300,762
Talen Energy Supply, LLC
231,000 8.625%,  6/1/2030
e,f
231,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
546,000 5.500%,  1/15/2028
f
505,142
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 334,558
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
f
292,274
TransCanada Trust
342,000 5.875%,  8/15/2076
b
323,789
Transocean, Inc.
355,000 11.500%,  1/30/2027
f
363,335
182,000 8.750%,  2/15/2030
f
183,636
USA Compression Partners, LP/
USA Compression Finance
Corporation
449,000 6.875%,  4/1/2026 444,150
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
f
574,847
219,000 6.250%,  1/15/2030
f
222,068
250,000 4.125%,  8/15/2031
f
221,463
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
f
505,236
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 654,880
Principal
Amount Long-Term Fixed Income (73.5%) Value
Energy (4.8%) - continued
Williams Companies, Inc.
$ 147,000 2.600%,  3/15/2031 $ 124,887
Total 31,843,445
Financials (11.7%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b,i
152,118
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 107,454
220,000 6.500%,  7/15/2025 222,146
384,000 3.000%,  10/29/2028 334,317
Air Lease Corporation
133,000 2.300%,  2/1/2025 125,833
48,000 3.375%,  7/1/2025 45,996
189,000 4.650%,  6/15/2026
b,j
155,206
147,000 3.125%,  12/1/2030 125,235
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
b,f,j
210,429
147,000 2.850%,  1/26/2028
f
128,190
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
248,000 6.750%,  10/15/2027
f
231,506
Ally Financial, Inc.
217,000 5.750%,  11/20/2025
i
210,856
328,000 4.700%,  5/15/2026
b,i,j
241,900
148,000 8.000%,  11/1/2031 156,113
88,000 6.700%,  2/14/2033 79,406
American Express Company
218,000 3.950%,  8/1/2025 213,762
210,000 3.550%,  9/15/2026
b,j
176,438
206,000 2.550%,  3/4/2027 190,791
279,000 5.850%,  11/5/2027 291,995
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 125,279
American International Group, Inc.
160,000 5.125%,  3/27/2033 160,752
AmWINS Group, Inc.
306,000 4.875%,  6/30/2029
f
277,669
Aon Corporation/Aon Global
Holdings plc
151,000 2.600%,  12/2/2031 127,629
Ares Capital Corporation
70,000 4.250%,  3/1/2025 66,938
371,000 2.150%,  7/15/2026 323,962
Ares Capital Corporation,
Convertible
95,000 4.625%,  3/1/2024 95,831
Assurant, Inc.
239,000 6.100%,  2/27/2026 243,920
Australia & New Zealand Banking
Group, Ltd.
338,000 2.950%,  7/22/2030
b,f
312,628
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
f
137,611
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
f
289,342
BAC Capital Trust XIV
138,000
5.266%,  (LIBOR 3M +
0.400%), 5/17/2023
b,j
105,584

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
Banco Santander Mexico SA
$ 87,000 5.375%,  4/17/2025
f
$ 86,862
Banco Santander SA
230,000 4.750%,  11/12/2026
b,j
179,009
200,000 5.294%,  8/18/2027 199,186
200,000 4.175%,  3/24/2028
b
190,149
Bank of America Corporation
350,000 3.864%,  7/23/2024
b
348,479
285,000 4.200%,  8/26/2024 281,135
711,000 6.250%,  9/5/2024
b,j
695,074
124,000 3.458%,  3/15/2025
b
121,526
150,000 6.100%,  3/17/2025
b,j
147,187
339,000 1.319%,  6/19/2026
b
310,087
485,000 1.197%,  10/24/2026
b
438,762
230,000 4.375%,  1/27/2027
b,j
196,075
220,000 6.125%,  4/27/2027
b,j
213,304
218,000 1.734%,  7/22/2027
b
195,306
283,000 4.376%,  4/27/2028
b
274,723
442,000 3.593%,  7/21/2028
b
415,664
218,000 4.948%,  7/22/2028
b
217,251
824,000 3.974%,  2/7/2030
b
770,962
525,000 2.687%,  4/22/2032
b
438,704
216,000 2.572%,  10/20/2032
b
177,370
275,000 2.972%,  2/4/2033
b
232,151
140,000 3.846%,  3/8/2037
b
121,120
Bank of Montreal
235,000 5.203%,  2/1/2028 238,876
140,000 3.088%,  1/10/2037
b
112,552
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
b,j
75,952
218,000 4.596%,  7/26/2030
b
215,883
Bank of Nova Scotia
212,000 5.250%,  12/6/2024 212,191
294,000 4.900%,  6/4/2025
b,j
268,993
148,000 1.050%,  3/2/2026 132,792
Barclays plc
299,000 4.338%,  5/16/2024
b
298,701
136,000 4.375%,  9/11/2024 132,211
562,000 2.852%,  5/7/2026
b
529,595
200,000 5.501%,  8/9/2028
b
199,439
223,000 4.972%,  5/16/2029
b
215,579
Berkshire Hathaway Finance
Corporation
428,000 2.875%,  3/15/2032 387,667
Blackstone Mortgage Trust, Inc.,
Convertible
20,000 5.500%,  3/15/2027 15,987
Blackstone Private Credit Fund
212,000 4.000%,  1/15/2029 178,897
BNP Paribas SA
199,000 2.819%,  11/19/2025
b,f
190,074
200,000 3.132%,  1/20/2033
b,f
168,024
Boston Properties, LP
147,000 2.550%,  4/1/2032 110,486
BPCE SA
133,000 2.375%,  1/14/2025
f
125,707
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 208,850
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025 207,224
Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
Capital One Financial Corporation
$ 82,000 3.950%,  9/1/2026
b,j
$ 60,486
206,000 3.273%,  3/1/2030
b
178,645
Capital One NA
199,000 2.280%,  1/28/2026
b
186,484
Centene Corporation
124,000 4.250%,  12/15/2027 118,497
189,000 4.625%,  12/15/2029 178,132
1,282,000 3.000%,  10/15/2030 1,092,572
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,j
312,215
324,000 0.900%,  3/11/2026 286,886
328,000 4.000%,  6/1/2026
b,j
275,117
200,000 2.000%,  3/20/2028 174,574
360,000 4.000%,  12/1/2030
b,j
276,750
141,000 2.900%,  3/3/2032 119,204
Citigroup, Inc.
150,000
9.341%,  (LIBOR 3M +
4.068%), 7/30/2023
b,j
149,550
276,000 5.000%,  9/12/2024
b,j
258,750
373,000 3.352%,  4/24/2025
b
364,264
332,000 5.500%,  9/13/2025 333,085
150,000 4.000%,  12/10/2025
b,j
130,665
320,000 3.875%,  2/18/2026
b,j
273,200
170,000 4.150%,  11/15/2026
b,j
139,825
522,000 1.122%,  1/28/2027
b
468,920
292,000 1.462%,  6/9/2027
b
262,111
285,000 3.070%,  2/24/2028
b
266,435
89,000 7.375%,  5/15/2028
b,j
87,887
589,000 4.075%,  4/23/2029
b
562,186
657,000 4.910%,  5/24/2033
b
641,843
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,j
125,955
CNA Financial Corporation
145,000 3.950%,  5/15/2024 142,747
Coinbase Global, Inc.
135,000 3.625%,  10/1/2031
f
75,441
Coinbase Global, Inc., Convertible
480,000 0.500%,  6/1/2026 309,138
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,j
65,838
Commerzbank AG
301,000 8.125%,  9/19/2023
f
297,780
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
f
140,859
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,f
123,919
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
b,f
118,617
208,000 3.850%,  4/5/2029
f
189,647
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 260,731
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
f
609,686
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,f,j
154,565
147,000 3.250%,  1/14/2030
f
125,461
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
f
189,090
167,000 7.500%,  12/11/2023
b,f,j,l
6,680
122,000 2.593%,  9/11/2025
b,f
113,466

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
$ 83,000 7.250%,  9/12/2025
b,f,j,l
$ 3,320
250,000 2.193%,  6/5/2026
b,f
224,379
269,000 3.869%,  1/12/2029
b,f
237,187
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
b,f,j
392,646
Deutsche Bank AG
502,000 2.129%,  11/24/2026
b
446,685
280,000 2.311%,  11/16/2027
b
242,352
209,000 3.742%,  1/7/2033
b
152,299
Discover Bank
295,000 4.682%,  8/9/2028
b
275,306
Discover Financial Services
72,000 6.700%,  11/29/2032 76,182
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
f
587,738
Elevance Health, Inc.
204,000 5.350%,  10/15/2025 206,763
452,000 2.550%,  3/15/2031 389,819
Encore Capital Group, Inc.,
Convertible
23,000 4.000%,  3/15/2029
f
23,609
EPR Properties
218,000 3.600%,  11/15/2031 169,570
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,j
131,077
145,000 4.772%,  7/28/2030
b
137,991
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 139,398
First Horizon Bank
220,000 5.750%,  5/1/2030 207,940
First-Citizens Bank & Trust
Company
291,000 6.125%,  3/9/2028 289,807
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
f
224,947
Fortress Transportation and
Infrastructure Investors, LLC
203,000 6.500%,  10/1/2025
f
200,469
166,000 9.750%,  8/1/2027
f
172,878
47,000 5.500%,  5/1/2028
f
43,079
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 133,143
146,000 2.625%,  1/15/2027
i
124,756
Genworth Mortgage Holdings, Inc.
253,000 6.500%,  8/15/2025
f
250,546
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
942,000 3.750%,  12/15/2027
f
720,960
goeasy, Ltd.
135,000 5.375%,  12/1/2024
f
128,176
Goldman Sachs Group, Inc.
155,000 5.500%,  8/10/2024
b,j
149,555
141,000 3.500%,  4/1/2025 136,982
203,000 4.250%,  10/21/2025 199,521
206,000 0.855%,  2/12/2026
b
189,058
250,000 3.650%,  8/10/2026
b,j
204,219
170,000 4.125%,  11/10/2026
b,j
142,497
429,000 1.948%,  10/21/2027
b
384,165
141,000 2.640%,  2/24/2028
b
129,087
Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
$ 573,000 3.615%,  3/15/2028
b
$ 545,560
284,000 4.482%,  8/23/2028
b
278,643
294,000 3.814%,  4/23/2029
b
276,797
148,000 3.800%,  3/15/2030 138,987
148,000 2.615%,  4/22/2032
b
123,514
146,000 2.383%,  7/21/2032
b
119,268
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 130,381
216,000
6.989%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
176,040
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
f
28,468
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
220,333
82,000 6.375%,  3/30/2025
b,j
77,705
148,000 2.633%,  11/7/2025
b
141,082
162,000 1.645%,  4/18/2026
b
149,850
164,000 1.589%,  5/24/2027
b
146,122
260,000 2.251%,  11/22/2027
b
232,492
200,000 6.161%,  3/9/2029
b
205,690
413,000 4.583%,  6/19/2029
b
396,626
202,000 4.600%,  12/17/2030
b,j
152,636
176,000 2.804%,  5/24/2032
b
144,108
HUB International, Ltd.
518,000 5.625%,  12/1/2029
f
461,020
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,j
186,992
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
458,000 4.750%,  9/15/2024 451,831
405,000 6.375%,  12/15/2025 401,557
338,000 5.250%,  5/15/2027 318,520
ING Groep NV
292,000 1.726%,  4/1/2027
b
263,036
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 205,139
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 171,855
J.P. Morgan Chase & Company
164,000 5.150%,  8/1/2023
b,j
163,385
150,000 6.000%,  8/1/2023
b,j
148,650
208,000 1.514%,  6/1/2024
b
207,296
406,000 5.000%,  8/1/2024
b,j
389,097
560,000 4.023%,  12/5/2024
b
554,814
244,000 4.600%,  2/1/2025
b,j
226,310
478,000 1.561%,  12/10/2025
b
448,799
145,000 2.083%,  4/22/2026
b
136,618
185,000 3.650%,  6/1/2026
b,j
162,189
471,000 1.045%,  11/19/2026
b
424,393
294,000 1.578%,  4/22/2027
b
266,378
265,000 2.947%,  2/24/2028
b
246,546
442,000 4.005%,  4/23/2029
b
423,049
146,000 2.069%,  6/1/2029
b
127,135
589,000 4.493%,  3/24/2031
b
573,836
141,000 2.963%,  1/25/2033
b
120,579
147,000 4.912%,  7/25/2033
b
146,186
142,000 5.717%,  9/14/2033
b
146,593
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
135,000 5.000%,  8/15/2028
f
113,515

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
KeyBank NA/Cleveland, OH
$ 221,000 3.900%,  4/13/2029 $ 189,914
300,000 5.000%,  1/26/2033 278,890
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 273,117
Life Storage, LP
144,000 2.400%,  10/15/2031 116,766
Lincoln National Corporation
135,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
b
85,050
Lloyds Banking Group plc
252,000 4.716%,  8/11/2026
b
248,617
596,000 1.627%,  5/11/2027
b
532,310
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
f
323,343
M&T Bank Corporation
378,000 3.500%,  9/1/2026
b,j
248,535
Macquarie Airfinance Holdings,
Ltd.
168,000 8.375%,  5/1/2028
f
168,111
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
b,f
258,734
Manufacturers & Traders Trust
Company
313,000 4.700%,  1/27/2028 296,908
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 126,263
MetLife, Inc.
200,000 3.850%,  9/15/2025
b,j
186,000
135,000 5.875%,  3/15/2028
b,i,j
125,273
176,000 6.400%,  12/15/2036 176,528
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 288,662
Mitsubishi UFJ Financial Group,
Inc.
162,000 1.412%,  7/17/2025 149,002
290,000 1.538%,  7/20/2027
b
258,016
221,000 3.741%,  3/7/2029 208,098
200,000 5.406%,  4/19/2034
b
201,995
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
b
377,489
288,000 2.564%,  9/13/2031 229,812
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
f
311,155
Morgan Stanley
136,000
5.185%,  (SOFRRATE +
0.466%), 11/10/2023
b
135,838
124,000 2.720%,  7/22/2025
b
119,615
291,000 1.164%,  10/21/2025
b
272,412
95,000 5.000%,  11/24/2025 95,158
100,000 2.630%,  2/18/2026
b
95,180
294,000 2.188%,  4/28/2026
b
276,775
192,000 6.138%,  10/16/2026
b
197,046
251,000 0.985%,  12/10/2026
b
224,483
294,000 1.593%,  5/4/2027
b
264,425
290,000 1.512%,  7/20/2027
b
257,674
102,000 5.123%,  2/1/2029
b
102,500
1,041,000 3.622%,  4/1/2031
b
952,168
141,000 2.943%,  1/21/2033
b
119,627
146,000 4.889%,  7/20/2033
b
143,998
155,000 5.250%,  4/21/2034
b
156,727
Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
$ 284,000 2.484%,  9/16/2036
b
$ 218,286
MPT Operating Partnership, LP/
MPT Finance Corporation
370,000 5.250%,  8/1/2026 329,502
99,000 4.625%,  8/1/2029 74,945
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 123,676
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
f
318,360
NatWest Group plc
206,000 4.269%,  3/22/2025
b
202,906
147,000 4.892%,  5/18/2029
b
143,063
220,000 3.754%,  11/1/2029
b
207,916
200,000 4.600%,  6/28/2031
b,i,j
140,978
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
591,000 4.500%,  9/30/2028
f
438,274
New York Life Global Funding
159,000 4.550%,  1/28/2033
f
158,048
Nippon Life Insurance Company
415,000 5.100%,  10/16/2044
b,f
406,941
287,000 3.400%,  1/23/2050
b,f
252,055
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 183,606
Nordea Bank Abp
207,000 5.375%,  9/22/2027
f
209,172
Northern Trust Corporation
210,000 4.000%,  5/10/2027 206,225
Office Properties Income Trust
134,000 4.250%,  5/15/2024 126,516
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 139,005
147,000 3.375%,  2/1/2031 116,804
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 229,896
918,000 3.875%,  9/15/2028 736,712
Owl Rock Capital Corporation
146,000 4.250%,  1/15/2026 136,063
Owl Rock Core Income
Corporation
209,000 4.700%,  2/8/2027 190,960
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
f
66,452
221,000 3.750%,  6/17/2026
f
195,813
Park Intermediate Holdings, LLC
537,000 4.875%,  5/15/2029
f
464,505
Pebblebrook Hotel Trust,
Convertible
379,000 1.750%,  12/15/2026 325,850
Pine Street Trust I
148,000 4.572%,  2/15/2029
f
139,603
PNC Bank NA
148,000 2.700%,  10/22/2029 128,083
PNC Financial Services Group,
Inc.
272,000 5.671%,  10/28/2025
b
272,399
200,000 3.400%,  9/15/2026
b,j
153,015
159,000 4.758%,  1/26/2027
b
157,184
175,000 6.200%,  9/15/2027
b,i,j
164,799

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
$ 178,000 6.250%,  3/15/2030
b,j
$ 163,137
PRA Group, Inc.
249,000 7.375%,  9/1/2025
f
247,417
167,000 8.375%,  2/1/2028
f
166,595
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
f
194,391
Prologis, LP
228,000 3.375%,  12/15/2027 217,942
Provident Financing Trust I
78,000 7.405%,  3/15/2038 78,390
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
127,567
133,000 6.750%,  3/1/2053
b
133,332
435,000 5.200%,  3/15/2044
b
415,331
75,000 3.700%,  10/1/2050
b
64,272
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,f,j
147,293
Radian Group, Inc.
340,000 4.875%,  3/15/2027 323,337
Realty Income Corporation
147,000 4.875%,  6/1/2026 147,025
173,000 3.950%,  8/15/2027 166,828
393,000 5.625%,  10/13/2032 407,014
Redwood Trust, Inc., Convertible
17,000 7.750%,  6/15/2027
f
14,046
Regions Financial Corporation
160,000 2.250%,  5/18/2025 149,085
156,000 5.750%,  6/15/2025
b,i,j
147,458
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 174,498
RLJ Lodging Trust, LP
169,000 3.750%,  7/1/2026
f
156,176
376,000 4.000%,  9/15/2029
f
315,840
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
f
329,753
Royal Bank of Canada
188,000 0.750%,  10/7/2024 176,706
158,000 4.900%,  1/12/2028 159,055
79,000 5.000%,  2/1/2033 79,537
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b
120,146
153,000 6.499%,  3/9/2029
b
153,791
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
250,348
Service Properties Trust
180,000 4.650%,  3/15/2024 176,334
108,000 4.350%,  10/1/2024 103,086
445,000 7.500%,  9/15/2025 435,824
265,000 5.500%,  12/15/2027 231,698
Simon Property Group, LP
244,000 2.650%,  7/15/2030 209,610
SLM Corporation
170,000 4.200%,  10/29/2025 157,038
Societe Generale SA
148,000 2.625%,  10/16/2024
f
140,730
165,000 1.488%,  12/14/2026
b,f
145,743
Spirit Realty, LP
318,000 2.100%,  3/15/2028 268,572
Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
Standard Chartered plc
$ 165,000 0.991%,  1/12/2025
b,f
$ 159,002
85,000 6.000%,  7/26/2025
b,f,j
80,159
200,000 2.608%,  1/12/2028
b,f
179,298
State Street Corporation
138,000 4.421%,  5/13/2033
b
133,897
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
b,f
278,400
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 142,155
200,000 2.174%,  1/14/2027 181,372
221,000 2.142%,  9/23/2030 177,444
200,000 5.766%,  1/13/2033 209,892
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
f
122,883
Summit Hotel Properties, Inc.,
Convertible
130,000 1.500%,  2/15/2026 108,614
Synchrony Financial
141,000 4.250%,  8/15/2024 134,556
86,000 7.250%,  2/2/2033 79,120
Synovus Bank
155,000 5.625%,  2/15/2028 145,764
Toronto-Dominion Bank
100,000 8.125%,  10/31/2082
b
101,853
165,000 5.156%,  1/10/2028 166,891
138,000 4.456%,  6/8/2032 133,128
Truist Bank
147,000 2.250%,  3/11/2030 120,580
Truist Financial Corporation
121,000 1.887%,  6/7/2029
b
102,431
185,000 5.100%,  3/1/2030
b,j
163,182
U.S. Bancorp
205,000 5.727%,  10/21/2026
b
206,428
195,000 3.700%,  1/15/2027
b,j
150,150
218,000 4.548%,  7/22/2028
b
211,937
UBS AG
265,000 5.125%,  5/15/2024 257,713
UBS Group AG
200,000 4.875%,  2/12/2027
b,f,j
155,500
UDR, Inc.
296,000 3.000%,  8/15/2031 255,832
United Wholesale Mortgage, LLC
106,000 5.500%,  11/15/2025
f
100,986
262,000 5.500%,  4/15/2029
f
225,975
UnitedHealth Group, Inc.
569,000 5.250%,  2/15/2028 594,576
283,000 4.200%,  5/15/2032 277,487
USB Realty Corporation
376,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
266,020
USI, Inc./NY
135,000 6.875%,  5/1/2025
f
133,631
Ventas Realty, LP
126,000 3.750%,  5/1/2024 123,422
Wells Fargo & Company
250,000 1.654%,  6/2/2024
b
249,164
245,000 2.406%,  10/30/2025
b
234,407
335,000 3.900%,  3/15/2026
b,j
291,514
346,000 2.188%,  4/30/2026
b
325,944

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Financials (11.7%) - continued
$ 100,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
b
$ 91,990
138,000 3.526%,  3/24/2028
b
130,402
294,000 3.584%,  5/22/2028
b
278,211
218,000 4.808%,  7/25/2028
b
216,046
649,000 4.478%,  4/4/2031
b
624,759
108,000 5.389%,  4/24/2034
b
109,865
Welltower OP, LLC
146,000 2.050%,  1/15/2029 123,103
173,000 2.800%,  6/1/2031 145,214
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
198,484
Willis North America, Inc.
295,000 4.500%,  9/15/2028 287,288
XHR, LP
169,000 6.375%,  8/15/2025
f
166,645
187,000 4.875%,  6/1/2029
f
162,299
Total 78,468,615
Foreign Government (<0.1%)
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
f
226,793
Total 226,793
Mortgage-Backed Securities (9.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,077,698 2.500%,  5/1/2051 3,534,359
2,118,755 3.500%,  5/1/2052 1,970,346
1,518,170 4.000%,  5/1/2052 1,463,040
5,086,408 3.500%,  6/1/2052 4,729,420
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,782,058 2.500%,  7/1/2030 1,686,920
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,169,480 3.500%,  5/1/2040 1,115,822
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,599,849 3.000%,  1/1/2052 3,238,248
416,654 2.000%,  2/1/2051 348,332
254,727 2.000%,  2/1/2051 212,662
1,774,587 2.500%,  2/1/2051 1,538,128
3,461,261 2.000%,  3/1/2051 2,888,076
3,649,071 3.000%,  3/1/2052 3,292,151
2,769,351 2.000%,  4/1/2051 2,310,313
2,677,823 2.500%,  4/1/2051 2,321,307
2,136,552 3.000%,  4/1/2051 1,925,619
2,222,750 3.000%,  5/1/2050 2,017,909
488,417 2.000%,  5/1/2051 407,414
238,571 3.000%,  6/1/2050 218,833
2,732,425 2.500%,  7/1/2051 2,368,451
282,764 3.500%,  7/1/2051 265,462
947,513 3.500%,  8/1/2050 893,442
1,952,084 3.500%,  9/1/2052 1,823,147
2,584,883 4.000%,  10/1/2052 2,481,015
490,918 2.000%,  11/1/2051 409,131
1,998,861 2.000%,  12/1/2050 1,668,792
Principal
Amount Long-Term Fixed Income (73.5%) Value
Mortgage-Backed Securities (9.8%) - continued
$ 3,728,119 4.500%,  12/1/2052 $ 3,677,303
350,000 5.500%,  5/1/2041
e
352,871
2,600,000 4.000%,  5/1/2049
e
2,485,234
1,350,000 4.500%,  5/1/2049
e
1,319,678
7,000,000 5.000%,  5/1/2049
e
6,959,805
3,250,000 4.500%,  6/1/2049
e
3,178,525
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,346,983 3.500%,  7/1/2061 1,243,344
1,343,360 4.000%,  12/1/2061 1,284,159
Total 65,629,258
Technology (3.1%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 133,981
Akamai Technologies, Inc.,
Convertible
142,000 0.125%,  5/1/2025 146,194
245,000 0.375%,  9/1/2027 230,667
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 61,255
Apple, Inc.
781,000 2.200%,  9/11/2029 702,674
278,000 1.650%,  2/8/2031 234,842
211,000 3.350%,  8/8/2032
i
200,216
AthenaHealth Group, Inc.
469,000 6.500%,  2/15/2030
f,i
385,208
Black Knight InfoServ, LLC
540,000 3.625%,  9/1/2028
f
486,000
Block, Inc., Convertible
217,000 0.250%,  11/1/2027 167,090
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 214,727
Broadcom, Inc.
137,000 4.000%,  4/15/2029
f
129,021
Cloud Software Group, Inc.
378,000 6.500%,  3/31/2029
f
340,434
135,000 9.000%,  9/30/2029
f
116,006
CommScope Technologies, LLC
730,000 6.000%,  6/15/2025
f,i
686,173
CommScope, Inc.
380,000 7.125%,  7/1/2028
f,i
272,650
Dell International, LLC/EMC
Corporation
239,000 5.250%,  2/1/2028 241,953
99,000 5.300%,  10/1/2029 100,069
Euronet Worldwide, Inc.,
Convertible
282,000 0.750%,  3/15/2049 270,861
Fiserv, Inc.
237,000 2.750%,  7/1/2024 230,300
295,000 4.200%,  10/1/2028 287,747
80,000 5.600%,  3/2/2033 83,421
Gartner, Inc.
575,000 3.625%,  6/15/2029
f
509,032
440,000 3.750%,  10/1/2030
f
384,238
Global Payments, Inc.
64,000 2.650%,  2/15/2025 61,100
213,000 4.950%,  8/15/2027 211,573
147,000 3.200%,  8/15/2029 130,013

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Technology (3.1%) - continued
Intel Corporation
$ 308,000 5.125%,  2/10/2030 $ 315,462
InterDigital, Inc., Convertible
283,000 3.500%,  6/1/2027
f
306,914
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
f
405,066
605,000 5.000%,  7/15/2028
f
569,441
440,000 4.875%,  9/15/2029
f
401,310
568,000 4.500%,  2/15/2031
f
493,868
Jabil, Inc.
155,000 5.450%,  2/1/2029 156,007
Lumentum Holdings, Inc.,
Convertible
215,000 0.250%,  3/15/2024 216,398
78,000 0.500%,  6/15/2028 58,467
MACOM Technology Solutions
Holdings, Inc., Convertible
253,000 0.250%,  3/15/2026 242,874
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 122,689
Mastercard, Inc.
232,000 4.875%,  3/9/2028 240,660
137,000 2.000%,  11/18/2031 116,358
Microchip Technology, Inc.,
Convertible
600,000 0.125%,  11/15/2024 635,625
Moody's Corporation
141,000 4.250%,  8/8/2032 136,917
MSCI, Inc.
425,000 4.000%,  11/15/2029
f
382,938
NCR Corporation
509,000 5.125%,  4/15/2029
f
440,285
504,000 6.125%,  9/1/2029
f
493,994
NVIDIA Corporation
74,000 2.850%,  4/1/2030 67,865
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024 153,262
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 66,619
147,000 4.300%,  6/18/2029 141,089
ON Semiconductor Corporation,
Convertible
282,000 Zero Coupon,  5/1/2027 414,681
7,000 0.500%,  3/1/2029
f
6,742
Open Text Corporation
285,000 3.875%,  12/1/2029
f
239,525
610,000 4.125%,  2/15/2030
f
520,868
Oracle Corporation
141,000 6.150%,  11/9/2029 149,610
494,000 2.950%,  4/1/2030 437,623
208,000 6.250%,  11/9/2032 224,566
PayPal Holdings, Inc.
140,000 3.900%,  6/1/2027
i
138,294
149,000 2.850%,  10/1/2029 135,304
Progress Software Corporation,
Convertible
139,000 1.000%,  4/15/2026 147,641
PTC, Inc.
215,000 3.625%,  2/15/2025
f
207,342
305,000 4.000%,  2/15/2028
f
283,597
Principal
Amount Long-Term Fixed Income (73.5%) Value
Technology (3.1%) - continued
Rackspace Technology Global,
Inc.
$ 440,000 5.375%,  12/1/2028
f
$ 104,412
S&P Global, Inc.
138,000 2.900%,  3/1/2032 122,544
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 353,596
Seagate HDD Cayman
663,170 9.625%,  12/1/2032
f
727,219
Semtech Corporation, Convertible
35,000 1.625%,  11/1/2027
f
29,225
Sensata Technologies, Inc.
384,000 3.750%,  2/15/2031
f
333,597
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
f
131,648
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
f
1,059,868
Verint Systems, Inc., Convertible
149,000 0.250%,  4/15/2026 131,772
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
f
313,125
Viavi Solutions, Inc., Convertible
82,000 1.000%,  3/1/2024 78,925
Vishay Intertechnology, Inc.,
Convertible
266,000 2.250%,  6/15/2025 260,182
VMware, Inc.
291,000 1.400%,  8/15/2026 259,847
189,000 2.200%,  8/15/2031 149,838
Xilinx, Inc.
80,000 2.375%,  6/1/2030 70,111
Ziff Davis, Inc., Convertible
283,000 1.750%,  11/1/2026
f
269,699
Total 20,482,954
Transportation (1.3%)
Air Transport Services Group, Inc.,
Convertible
72,000 1.125%,  10/15/2024 68,594
Allegiant Travel Company
304,000 7.250%,  8/15/2027
f
300,238
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
f,i
109,263
American Airlines, Inc.
974,000 11.750%,  7/15/2025
f
1,071,458
242,000 7.250%,  2/15/2028
f
235,377
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
885,000 5.500%,  4/20/2026
f
869,065
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
400,000 5.375%,  3/1/2029
f,i
362,846
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 273,927
CSX Corporation
147,000 4.250%,  3/15/2029 145,801
Delta Air Lines, Inc.
199,000 7.000%,  5/1/2025
f
205,289
85,000 7.375%,  1/15/2026 89,587

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Transportation (1.3%) - continued
$ 276,000 4.375%,  4/19/2028
i
$ 260,130
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
277,191 4.500%,  10/20/2025
f
271,831
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
f
190,384
Hawaiian Brand Intellectual
Property, Ltd.
326,000 5.750%,  1/20/2026
f
303,708
Hertz Corporation
327,000 4.625%,  12/1/2026
f
294,516
392,000 5.000%,  12/1/2029
f
320,703
JetBlue Airways Corporation,
Convertible
240,000 0.500%,  4/1/2026 186,984
Mileage Plus Holdings, LLC
337,450 6.500%,  6/20/2027
f
336,910
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 228,908
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
f
121,429
148,000 1.700%,  6/15/2026
f
132,902
Rand Parent, LLC
351,000 8.500%,  2/15/2030
f,i
317,993
Ryder System, Inc.
124,000 2.850%,  3/1/2027 114,793
Southwest Airlines Company
147,000 5.125%,  6/15/2027 148,189
158,000 2.625%,  2/10/2030 135,688
Southwest Airlines Company,
Convertible
308,000 1.250%,  5/1/2025 329,714
Union Pacific Corporation
147,000 2.150%,  2/5/2027 136,684
United Airlines, Inc.
371,000 4.375%,  4/15/2026
f
354,312
310,000 4.625%,  4/15/2029
f
280,558
VistaJet Malta Finance plc/XO
Management Holding, Inc.
411,000 6.375%,  2/1/2030
f
355,570
XPO Escrow Sub, LLC
401,000 7.500%,  11/15/2027
f
411,019
Total 8,964,370
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
1,700,000 4.000%,  11/15/2052 1,804,922
1,700,000 4.125%,  11/15/2032 1,794,297
8,300,000 3.375%,  8/15/2042 7,816,265
Total 11,415,484
Utilities (2.0%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 137,793
AES Corporation
239,000 3.950%,  7/15/2030
f
218,423
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
b
129,400
Principal
Amount Long-Term Fixed Income (73.5%) Value
Utilities (2.0%) - continued
Alliant Energy Corporation,
Convertible
$ 143,000 3.875%,  3/15/2026
f
$ 148,005
Ameren Corporation
148,000 1.750%,  3/15/2028 129,284
American Electric Power
Company, Inc.
212,000 2.031%,  3/15/2024 205,329
147,000 2.300%,  3/1/2030 124,784
78,000 5.625%,  3/1/2033 81,711
Calpine Corporation
379,000 4.500%,  2/15/2028
f
352,966
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 122,319
182,000 1.450%,  6/1/2026 165,243
220,000 2.650%,  6/1/2031 187,628
Constellation Energy Generation,
LLC
153,000 5.800%,  3/1/2033 159,608
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 122,515
225,000 4.350%,  1/15/2027
b,j
189,000
148,000 3.375%,  4/1/2030 135,003
DTE Energy Company
211,000 4.220%,  11/1/2024 207,900
Duke Energy Corporation
200,000 3.250%,  1/15/2082
b
151,000
82,000 4.875%,  9/16/2024
b,j
78,809
328,000 2.450%,  6/1/2030 281,854
142,000 4.500%,  8/15/2032 137,844
Duke Energy Corporation,
Convertible
789,000 4.125%,  4/15/2026
f
804,780
Edison International
183,000 4.950%,  4/15/2025 182,446
450,000 5.000%,  12/15/2026
b,j
384,667
Enel Finance International NV
286,000 1.375%,  7/12/2026
f
255,653
Entergy Corporation
136,000 0.900%,  9/15/2025 123,899
148,000 1.900%,  6/15/2028 129,779
Evergy, Inc.
127,000 2.450%,  9/15/2024 122,207
Eversource Energy
299,000 4.600%,  7/1/2027 299,088
161,000 5.450%,  3/1/2028 166,971
Exelon Corporation
147,000 4.050%,  4/15/2030 141,113
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
f
252,014
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
f
144,039
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
f
244,309
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025 171,680
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
b
136,898
161,000 6.051%,  3/1/2025 163,677

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.5%) Value
Utilities (2.0%) - continued
$ 147,000 2.250%,  6/1/2030 $ 124,778
NextEra Energy Partners, LP,
Convertible
298,000 Zero Coupon,  11/15/2025
f
271,776
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,j
155,620
148,000 2.950%,  9/1/2029 133,373
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
f
123,638
135,000 10.250%,  3/15/2028
b,f,j
132,445
292,000 3.375%,  2/15/2029
f
247,264
210,000 5.250%,  6/15/2029
f
193,706
NRG Energy, Inc., Convertible
230,000 2.750%,  6/1/2048 236,325
PG&E Corporation
459,000 5.000%,  7/1/2028 431,904
PPL Capital Funding, Inc.,
Convertible
242,000 2.875%,  3/15/2028
f
242,726
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 119,252
Sempra Energy
225,000 4.125%,  4/1/2052
b
182,214
156,000 4.875%,  10/15/2025
b,j
146,696
184,000 3.400%,  2/1/2028 173,531
Southern California Edison
Company
72,000 5.950%,  11/1/2032 78,320
Southern Company
141,000 4.475%,  8/1/2024 139,426
425,000 5.700%,  10/15/2032 448,842
135,000 4.000%,  1/15/2051
b
126,846
306,000 3.750%,  9/15/2051
b
260,399
Southern Company, Convertible
420,000 3.875%,  12/15/2025
f
432,810
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
f
823,450
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
273,789
579,000 5.000%,  7/31/2027
f
550,230
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 150,358
210,000 4.600%,  6/1/2032 206,295
Total 13,595,651
Total Long-Term Fixed Income
(cost $527,617,651) 493,175,410
Shares
Registered Investment
Companies ( 11.9% ) Value
U.S. Affiliated  (9.0%)
7,926,229 Thrivent Core Emerging Markets
Debt Fund 60,239,342
Total 60,239,342
U.S. Unaffiliated  (2.9%)
88,594 Aberdeen Asia-Pacific Income
Fund, Inc. 240,976
34,800 AllianceBernstein Global High
Income Fund, Inc. 344,172
Shares
Registered Investment
Companies (11.9%) Value
U.S. Unaffiliated  (2.9%)- continued
42,757 Allspring Income Opportunities
Fund $ 272,790
16,319 BlackRock Core Bond Trust 179,019
34,669 BlackRock Corporate High Yield
Fund, Inc. 303,700
31,134 BlackRock Credit Allocation
Income Trust 324,416
5,600 BlackRock Debt Strategies Fund,
Inc. 54,040
30,289 BlackRock Enhanced Global
Dividend Trust 310,159
7,900 BlackRock Enhanced International
Dividend Trust 44,556
3,000 BlackRock Floating Rate Income
Strategies Fund, Inc. 35,610
5,499 BlackRock Income Trust, Inc. 69,177
17,360 BlackRock Multi-Sector Income
Trust 255,713
23,990 Blackstone Strategic Credit Fund 257,413
30,816 Eaton Vance Limited Duration
Income Fund 288,129
2,430 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 18,978
25,939 First Trust High Income Long/Short
Fund 295,705
9,216 Invesco Dynamic Credit
Opportunities Fund
c
96,310
18,000 iShares Preferred and Income
Securities ETF 564,660
67,975 Nuveen Credit Strategies Income
Fund 345,313
10,100 Nuveen Preferred Income
Opportunities Fund 64,741
15,700 Nuveen Quality Preferred Income
Fund II 101,579
30,464 PGIM Global High Yield Fund, Inc. 336,932
29,936 PGIM High Yield Bond Fund, Inc. 372,104
12,829 Pimco Dynamic Income Fund 230,794
66,537 SPDR Bloomberg High Yield Bond
ETF 6,154,007
3,323 Tri-Continental Corporation 89,223
20,814 Vanguard Intermediate-Term
Corporate Bond ETF 1,676,568
73,413 Vanguard Short-Term Corporate
Bond ETF 5,611,690
12,000 Virtus Convertible & Income Fund 41,280
19,138 Virtus Dividend, Interest &
Premium Strategy Fund
i
227,742
4,150 Virtus Equity & Convertible Income
Fund 82,544
43,205 Voya Global Equity Dividend &
Premium Opportunity Fund 223,802
64,873 Western Asset High Income
Opportunity Fund, Inc. 246,517
Total 19,760,359
Total Registered Investment
Companies (cost $94,745,368) 79,999,701

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.7% ) Value
11,138,246 Thrivent Cash Management Trust $ 11,138,246
Total Collateral Held for
Securities Loaned
(cost $11,138,246) 11,138,246
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.2%)
23,300 AT&T, Inc., 4.750%
j
486,504
7,040 CenterPoint Energy, Inc.,
Convertible, 3.369% 257,664
2,935 Paramount Global, Convertible,
5.750% 93,421
12,500 Telephone and Data Systems, Inc.,
6.000%
j
167,875
Total 1,005,464
Energy (<0.1%)
10,025 Crestwood Equity Partners, LP,
9.250%
j
91,227
2,800 Energy Transfer, LP, 7.600%
b,j
64,736
5,255 Nustar Logistics, LP, 11.994%
b
134,213
448 UGI Corporation, Convertible,
7.250% 35,625
Total 325,801
Financials (0.8%)
5,825 Aegon Funding Corporation II,
5.100% 129,490
12,700 Allstate Corporation, 5.100%
j
302,895
5,000 American International Group, Inc.
5.850%
j
125,950
18,900 Bank of America Corporation,
4.250%
j
357,021
352 Bank of America Corporation,
Convertible, 7.250%
j
416,743
10,275 Capital One Financial Corporation,
5.000%
j
210,843
5,775 Equitable Holdings, Inc., 5.250%
j
123,989
265 First Horizon Bank, 6.048%
*,b,j
209,350
3,500 First Horizon Corporation, 6.500%
j
82,635
14,500 J.P. Morgan Chase & Company,
4.200%
i,j
292,755
12,500 J.P. Morgan Chase & Company,
4.750%
j
280,250
10,650 KeyCorp, 6.200%
b,j
236,430
6,203 KKR & Company, Inc.,
Convertible, 6.000% 396,186
8,650 Morgan Stanley, 4.250%
j
168,761
5,500 Morgan Stanley, 5.850%
b,j
137,555
13,100 Morgan Stanley, 7.125%
b,j
333,788
7,000 Public Storage, 3.950%
j
128,800
11,475 Public Storage, 4.125%
j
222,041
2,450 Public Storage, 4.625%
j
53,336
625 Public Storage, 4.700%
j
13,638
2,650 Regions Financial Corporation,
5.700%
b,j
61,321
1,400 Synovus Financial Corporation,
5.875%
b,j
29,624
7,150 Truist Financial Corporation,
4.750%
i,j
153,654
8,600 U.S. Bancorp, 4.000%
i,j
155,574
15,500 Wells Fargo & Company, 4.250%
j
276,830
Shares Preferred Stock (1.2%) Value
Financials (0.8%) - continued
397 Wells Fargo & Company,
Convertible, 7.500%
j
$ 463,708
Total 5,363,167
Utilities (0.2%)
4,264 AES Corporation, Convertible,
6.875% 383,803
4,437 American Electric Power
Company, Inc., Convertible,
6.125% 225,577
17,600 CMS Energy Corporation, 4.200%
j
345,312
7,482 NextEra Energy, Inc., Convertible,
6.926% 354,198
797 NiSource, Inc., Convertible,
7.750% 84,506
12,000 Southern Company, 4.950% 277,080
Total 1,670,476
Total Preferred Stock
(cost $9,537,478) 8,364,908
Shares Common Stock ( 0.2% ) Value
Communications Services (<0.1%)
338 Paramount Global 7,885
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
50,174
Total 58,059
Consumer Discretionary (0.1%)
5,077 Bloomin' Brands, Inc. 125,757
77 Booking Holdings, Inc.
m
206,846
868 Under Armour, Inc., Class C
m
6,979
Total 339,582
Energy (<0.1%)
6,791 Permian Resources Corporation 70,966
710 Pioneer Natural Resources
Company 154,460
Total 225,426
Financials (<0.1%)
2,700 BlackRock TCP Capital
Corporation 27,108
881 Encore Capital Group, Inc.
m
45,266
923 FS KKR Capital Corporation 17,362
2,878 Golub Capital BDC, Inc. 38,795
Total 128,531
Health Care (<0.1%)
268 BioMarin Pharmaceutical, Inc.
m
25,739
14 Illumina, Inc.
m
2,878
Total 28,617
Industrials (0.1%)
1,631 Chart Industries, Inc.
m
217,086
1,492 FTI Consulting, Inc.
m
269,306
273 Kaman Corporation 6,025
993 KBR, Inc. 56,333
1,467 Uber Technologies, Inc.
m
45,551
Total 594,301

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (0.2%) Value
Information Technology (<0.1%)
301 Western Digital Corporation
m
$ 10,366
Total 10,366
Real Estate (<0.1%)
670 Kite Realty Group Trust 13,882
Total 13,882
Utilities (<0.1%)
4,505 NiSource, Inc. 128,212
Total 128,212
Total Common Stock
(cost $1,465,738) 1,526,976
Shares or
Principal
Amount Short-Term Investments ( 7.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.680%, 6/14/2023
n,o
99,421
700,000 4.720%, 6/21/2023
n,o
695,310
100,000 4.800%, 7/19/2023
n,o
98,947
100,000 4.935%, 7/26/2023
n,o
98,855
Thrivent Core Short-Term Reserve
Fund
5,049,969 5.260% 50,499,688
U.S. Treasury Bills
300,000 4.646%, 5/11/2023
n
299,652
400,000 4.685%, 5/18/2023
n,p
399,179
Total Short-Term Investments
(cost $52,171,429) 52,191,052
Total Investments (cost
$744,827,560) 103.4% $694,324,505
Other Assets and Liabilities, Net
(3.4%) (22,948,133)
Total Net Assets 100.0% $671,376,372
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $238,987,692 or 35.6%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Opportunity Income Plus Fund as of April 28, 2023
was $209,350 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 28, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 6.048%,
3/5/2019 6/21/2017 $ 199,412
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 10,013,631
Common Stock 782,505
Total lending $10,796,136
Gross amount payable upon return of
collateral for securities loaned $11,138,246
Net amounts due to counterparty $342,110
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,879,830
Gross unrealized depreciation (55,139,777)
Net unrealized appreciation (depreciation) $ (50,259,947)
Cost for federal income tax purposes $ 745,531,513

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,915,438 – 1,747,243 168,195
Capital Goods 4,028,947 – 3,690,915 338,032
Communications Services 7,300,743 – 7,143,883 156,860
Consumer Cyclical 9,437,501 – 9,437,501 –
Consumer Non-Cyclical 6,310,404 – 6,310,404 –
Energy 1,196,034 – 1,196,034 –
Financials 3,693,308 – 3,693,308 –
Technology 10,373,214 – 10,373,214 –
Transportation 3,293,026 – 3,293,026 –
Utilities 379,597 – 379,597 –
Long-Term Fixed Income
Asset-Backed Securities 70,619,581 – 70,619,581 –
Basic Materials 12,071,297 – 12,071,297 –
Capital Goods 24,255,823 – 24,255,823 –
Collateralized Mortgage Obligations 43,687,630 – 43,687,630 –
Commercial Mortgage-Backed Securities 4,678,751 – 4,678,751 –
Communications Services 30,138,564 – 30,138,564 –
Consumer Cyclical 41,832,956 – 41,832,956 –
Consumer Non-Cyclical 35,264,238 – 35,264,238 –
Energy 31,843,445 – 31,843,445 –
Financials 78,468,615 – 78,468,615 –
Foreign Government 226,793 – 226,793 –
Mortgage-Backed Securities 65,629,258 – 65,629,258 –
Technology 20,482,954 – 20,482,954 –
Transportation 8,964,370 – 8,964,370 –
U.S. Government & Agencies 11,415,484 – 11,415,484 –
Utilities 13,595,651 – 13,595,651 –
Registered Investment Companies
U.S. Unaffiliated 19,760,359 19,664,049 – 96,310
Preferred Stock
Communications Services 1,005,464 747,800 257,664 –
Energy 325,801 325,801 – –
Financials 5,363,167 5,153,817 209,350 –
Utilities 1,670,476 1,670,476 – –
Common Stock
Communications Services 58,059 7,885 50,174 –
Consumer Discretionary 339,582 339,582 – –
Energy 225,426 225,426 – –
Financials 128,531 128,531 – –
Health Care 28,617 28,617 – –
Industrials 594,301 594,301 – –
Information Technology 10,366 10,366 – –
Real Estate 13,882 13,882 – –
Utilities 128,212 128,212 – –
Short-Term Investments 1,691,364 – 1,691,364 –
Subtotal Investments in Securities $572,447,229 $29,038,745 $542,649,087 $759,397
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 60,239,342
Affiliated Short-Term Investments 50,499,688
Collateral Held for Securities Loaned 11,138,246
Subtotal Other Investments $121,877,276
Total Investments at Value $694,324,505
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,006,808 1,006,808 – –
Total Asset Derivatives $1,006,808 $1,006,808 $– $–
Liability Derivatives
Credit Default Swaps 59,747 – 59,747 –
Total Liability Derivatives $59,747 $– $59,747 $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling
$992,533 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 96 June 2023 $ 12,979,351 $ 595,649
Ultra 10-Yr. U.S. Treasury Note 95 June 2023 11,126,888 411,159
Total Futures Long Contracts $ 24,106,239 $ 1,006,808
Total Futures Contracts $ 24,106,239 $1,006,808
The following table presents Opportunity Income Plus Fund's swaps contracts held as of April 28, 2023. Investments totaling $399,179 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 5,000,000 $ – ( $ 59,747) ( $ 59,747)
Total Credit Default Swaps $– ($59,747) ($59,747)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Opportunity Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,006,808
Total Interest Rate Contracts 1,006,808
Total Asset Derivatives $1,006,808
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 59,747
Total Credit Contracts 59,747
Total Liability Derivatives $59,747
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 34,438
Futures Net realized gains/(losses) on Futures contracts (859,431)
Total Interest Rate Contracts (824,993)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (558,227)
Total Credit Contracts (558,227)
Total ($1,383,220)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,686,548
Total Interest Rate Contracts 1,686,548
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 263,845
Total Credit Contracts 263,845
Total $1,950,393
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $16,871,423
Futures - Short (21,234,351)
Options Written (2,341,492)
Credit Contracts
Credit Default Swaps - Buy Protection (110,868)

Opportunity Income Plus Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $72,313 $1,989 $20,100 $60,239 7,926 9.0%
Total U.S. Affiliated Registered Investment
Companies 72,313 60,239 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 23,950 204,335 177,785 50,500 5,050 7.5
Total Affiliated Short-Term Investments 23,950 50,500 7.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,875 93,541 97,278 11,138 11,138 1.7
Total Collateral Held for Securities Loaned 14,875 11,138 1.7
Total Value $111,138 $121,877
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,694) $10,731 $– $1,990
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% 1 (1) – 1,141
Total Income/Non Income Cash from Affiliated Investments $3,131
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 101
Total Affiliated Income from Securities Loaned, Net $101
Total ($4,693) $10,730 $–

Small Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.5% ) Value
Communications Services (2.1%)
169,438 QuinStreet, Inc.
a
$ 1,882,456
31,120 Ziff Davis, Inc.
a
2,276,117
Total 4,158,573
Consumer Discretionary (13.0%)
209,659 Clarus Corporation 2,039,982
72,451 Cooper-Standard Holdings, Inc.
a
974,466
316,838 Everi Holdings, Inc.
a
4,815,938
13,873 Five Below, Inc.
a
2,737,975
8,026 Lithia Motors, Inc. 1,772,863
34,791 Papa John's International, Inc. 2,602,019
35,923 Planet Fitness, Inc.
a
2,986,638
49,008 Skyline Champion Corporation
a
3,634,924
90,895 Stoneridge, Inc.
a
1,711,553
137,938 ThredUp, Inc.
a
364,156
10,702 Wingstop, Inc. 2,141,577
Total 25,782,091
Consumer Staples (5.0%)
36,459 Celsius Holdings, Inc.
a
3,484,387
47,713 e.l.f. Beauty, Inc.
a
4,425,858
83,727 Turning Point Brands, Inc. 1,991,865
Total 9,902,110
Energy (2.8%)
35,786 Matador Resources Company 1,754,588
52,970 Talos Energy, Inc.
a
721,981
218,754 TechnipFMC plc
a
2,994,742
Total 5,471,311
Financials (9.6%)
89,302 Columbia Banking System, Inc. 1,907,491
29,164 Hamilton Lane, Inc. 2,148,804
33,123 Houlihan Lokey, Inc. 3,026,780
10,947 Kinsale Capital Group, Inc. 3,576,494
24,064 RLI Corporation 3,346,099
56,714 Triumph Financial, Inc.
a
2,946,859
57,254 Western Alliance Bancorp 2,125,269
Total 19,077,796
Health Care (19.9%)
135,200 Agiliti, Inc.
a
2,260,544
5,130 Argenx SE ADR
a
1,989,824
4,500 Ascendis Pharma AS ADR
a
314,820
27,142 Axonics, Inc.
a
1,559,579
47,178 BioLife Solutions, Inc.
a
828,446
59,127 Enovis Corporation
a
3,444,148
36,518 Halozyme Therapeutics, Inc.
a
1,173,323
16,414 Immunocore Holdings plc ADR
a
952,833
39,790 Inari Medical, Inc.
a
2,642,852
17,416 Inspire Medical Systems, Inc.
a
4,661,044
36,450 Lantheus Holdings, Inc.
a
3,114,652
149,319 Maravai LifeSciences Holdings,
Inc.
a
2,059,109
25,937 Natera, Inc.
a
1,315,525
14,447 Phreesia, Inc.
a
457,103
115,525 Progyny, Inc.
a
3,840,051
15,379 Repligen Corporation
a
2,331,918
45,826 Revance Therapeutics, Inc.
a
1,458,642
3,909 Sarepta Therapeutics, Inc.
a
479,908
59,626 Silk Road Medical, Inc.
a
2,624,736
25,743 Travere Therapeutics, Inc.
a
555,276
38,082 Vericel Corporation
a
1,199,964
Shares Common Stock (95.5%) Value
Health Care (19.9%) - continued
47,040 Vor BioPharma, Inc.
a,b
$ 209,328
Total 39,473,625
Industrials (17.6%)
40,627 ASGN, Inc.
a
2,908,487
85,134 Badger Infrastructure Solutions,
Ltd. 1,865,615
20,218 Chart Industries, Inc.
a
2,691,016
59,343 Driven Brands Holdings, Inc.
a
1,821,830
231,983 First Advantage Corporation
a
2,983,301
24,436 Forward Air Corporation 2,578,242
23,038 Lincoln Electric Holdings, Inc. 3,865,777
21,462 Mercury Systems, Inc.
a
1,023,093
21,215 Middleby Corporation
a
2,988,769
22,677 Regal Rexnord Corporation 2,951,638
30,730 Ritchie Brothers Auctioneers, Inc. 1,757,449
7,965 Saia, Inc.
a
2,371,738
153,417 Sun Country Airlines Holdings,
Inc.
a
3,026,918
45,106 WillScot Mobile Mini Holdings
Corporation
a
2,047,812
Total 34,881,685
Information Technology (18.7%)
68,687 Calix, Inc.
a
3,138,996
48,863 Cognex Corporation 2,330,277
26,207 Descartes Systems Group, Inc.
a
2,075,070
35,699 Five9, Inc.
a
2,314,723
176,020 Grid Dynamics Holdings, Inc.
a
1,913,337
25,828 Guidewire Software, Inc.
a
1,967,835
56,119 Hackett Group, Inc. 1,041,569
56,823 Lattice Semiconductor
Corporation
a
4,528,793
1,803 Monolithic Power Systems, Inc. 832,932
29,186 Nova, Ltd.
a,b
2,669,060
10,990 SiTime Corporation
a
1,192,085
85,696 Sprout Social, Inc.
a
4,221,385
191,177 TTM Technologies, Inc.
a
2,257,800
9,861 Universal Display Corporation 1,316,049
55,868 Workiva, Inc.
a
5,219,189
Total 37,019,100
Materials (3.1%)
50,758 Compass Minerals International,
Inc. 1,661,309
357,762 Ranpak Holdings Corporation
a
1,459,669
56,604 Summit Materials, Inc.
a
1,551,516
109,739 Tronox Holdings plc 1,502,327
Total 6,174,821
Real Estate (3.0%)
30,115 Agree Realty Corporation 2,047,519
192,111 Cushman and Wakefield plc
a
1,892,293
12,564 FirstService Corporation 1,893,898
Total 5,833,710

Small Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.5%) Value
Utilities (0.7%)
20,884 Black Hills Corporation $ 1,363,516
Total 1,363,516
Total Common Stock
(cost $191,689,053) 189,138,338
Shares
Registered Investment
Companies ( 1.0% ) Value
U.S. Unaffiliated  (1.0%)
24,833 SPDR S&P Biotech ETF
a
1,991,606
Total 1,991,606
Total Registered Investment
Companies (cost $2,016,839) 1,991,606
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
570,100 Thrivent Cash Management Trust 570,100
Total Collateral Held for
Securities Loaned
(cost $570,100) 570,100
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
641,518 5.260% 6,415,177
Total Short-Term Investments
(cost $6,415,177) 6,415,177
Total Investments (cost
$200,691,169) 100.0% $198,115,221
Other Assets and Liabilities, Net
(<0.1%) (78,158)
Total Net Assets 100.0% $198,037,063
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of April 28, 2023:
Securities Lending Transactions
Common Stock $ 559,335
Total lending $559,335
Gross amount payable upon return of
collateral for securities loaned $570,100
Net amounts due to counterparty $10,765
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $19,991,944
Gross unrealized depreciation (25,017,471)
Net unrealized appreciation (depreciation) ($5,025,527)
Cost for federal income tax purposes $203,140,748

Small Cap Growth Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,158,573 4,158,573 – –
Consumer Discretionary 25,782,091 25,782,091 – –
Consumer Staples 9,902,110 9,902,110 – –
Energy 5,471,311 5,471,311 – –
Financials 19,077,796 19,077,796 – –
Health Care 39,473,625 39,473,625 – –
Industrials 34,881,685 33,016,070 1,865,615 –
Information Technology 37,019,100 37,019,100 – –
Materials 6,174,821 6,174,821 – –
Real Estate 5,833,710 5,833,710 – –
Utilities 1,363,516 1,363,516 – –
Registered Investment Companies
U.S. Unaffiliated 1,991,606 1,991,606 – –
Subtotal Investments in Securities $191,129,944 $189,264,329 $1,865,615 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,415,177
Collateral Held for Securities Loaned 570,100
Subtotal Other Investments $6,985,277
Total Investments at Value $198,115,221
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $4,926 $54,814 $53,325 $6,415 642 3.2%
Total Affiliated Short-Term Investments 4,926 6,415 3.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,534 6,932 7,896 570 570 0.3
Total Collateral Held for Securities Loaned 1,534 570 0.3
Total Value $6,460 $6,985
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $126
Total Income/Non Income Cash from Affiliated Investments $126
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (2.8%)
2,346,390 QuinStreet, Inc.
a
$ 26,068,393
494,796 Ziff Davis, Inc.
a
36,189,379
Total 62,257,772
Consumer Discretionary (10.4%)
627,902 Cedar Fair, LP 27,451,875
1,175,531 Clarus Corporation 11,437,917
1,668,195 Cooper-Standard Holdings, Inc.
a
22,437,223
1,954,150 Everi Holdings, Inc.
a
29,703,080
255,899 Grand Canyon Education, Inc.
a
30,375,212
383,031 Papa John's International, Inc. 28,646,888
547,911 Sleep Number Corporation
a
12,355,393
866,661 Sonos, Inc.
a
18,321,213
1,289,196 Stoneridge, Inc.
a
24,275,561
3,496,247 ThredUp, Inc.
a
9,230,092
954,245 Zumiez, Inc.
a
16,684,974
Total 230,919,428
Consumer Staples (3.8%)
285,712 John B. Sanfilippo & Son, Inc. 29,699,762
2,434,208 Primo Water Corporation 36,975,620
767,347 Turning Point Brands, Inc. 18,255,185
Total 84,930,567
Energy (2.4%)
479,257 Devon Energy Corporation 25,606,701
1,594,305 NOV, Inc. 26,704,609
Total 52,311,310
Financials (15.9%)
1,469,838 Ally Financial, Inc. 38,774,326
657,168 Bank of N.T. Butterfield & Son, Ltd. 16,908,933
1,537,199 Bridgewater Bancshares, Inc.
a
15,295,130
1,232,561 Byline Bancorp, Inc. 23,850,055
1,017,532 Columbia Banking System, Inc. 21,734,484
567,053 Enterprise Financial Services
Corporation 24,247,186
540,761 Federated Hermes, Inc. 22,382,098
374,990 Glacier Bancorp, Inc. 12,460,918
810,819 Heartland Financial USA, Inc. 26,400,267
349,224 Houlihan Lokey, Inc. 31,912,089
337,716 RLI Corporation 46,959,410
882,396 Seacoast Banking Corporation of
Florida 19,580,367
474,996 Triumph Financial, Inc.
a
24,680,792
776,058 Western Alliance Bancorp
b
28,807,273
Total 353,993,328
Health Care (11.0%)
924,823 Agiliti, Inc.
a
15,463,041
725,639 Enovis Corporation
a
42,268,472
376,327 Halozyme Therapeutics, Inc.
a
12,091,386
579,508 Ionis Pharmaceuticals, Inc.
a
20,497,198
373,075 Lantheus Holdings, Inc.
a
31,879,259
1,170,345 Maravai LifeSciences Holdings,
Inc.
a
16,139,058
891,048 Progyny, Inc.
a
29,618,435
535,469 Revance Therapeutics, Inc.
a
17,043,978
1,080,495 Stevanato Group SPA 28,643,922
2,834,361 Viemed Healthcare, Inc.
a
30,752,817
Total 244,397,566
Shares Common Stock (97.8%) Value
Industrials (23.7%)
1,076,643 Air Lease Corporation $ 43,302,581
436,458 ASGN, Inc.
a
31,246,028
1,662,055 Badger Infrastructure Solutions,
Ltd. 36,422,049
780,400 Barnes Group, Inc. 32,800,212
740,309 Cimpress plc
a
38,459,052
97,744 Curtiss-Wright Corporation 16,599,863
385,962 Forward Air Corporation 40,722,851
595,295 Greenbrier Companies, Inc. 15,745,553
695,185 Helios Technologies, Inc. 41,808,426
2,292,983 Janus International Group, Inc.
a
20,636,847
102,111 Lincoln Electric Holdings, Inc. 17,134,226
457,328 ManpowerGroup, Inc. 34,624,303
436,438 Maximus, Inc. 36,508,039
183,041 Middleby Corporation
a
25,786,816
607,682 Miller Industries, Inc. 19,810,433
12,231 Moog, Inc. 1,102,135
462,289 Ritchie Brothers Auctioneers, Inc. 26,438,308
945,116 Sun Country Airlines Holdings,
Inc.
a
18,647,139
374,047 Tennant Company 28,584,672
Total 526,379,533
Information Technology (10.8%)
1,057,710 BigCommerce Holdings, Inc.
a
7,816,477
381,614 Ciena Corporation
a
17,569,509
716,441 Cohu, Inc.
a
24,244,364
35,083 FormFactor, Inc.
a
958,117
1,507,492 Gilat Satellite Networks, Ltd.
a
7,115,362
289,758 Guidewire Software, Inc.
a
22,076,662
1,697,352 Knowles Corporation
a
28,651,302
98,030 Littelfuse, Inc. 23,746,787
337,647 Plexus Corporation
a
29,533,983
4,282,619 TTM Technologies, Inc.
a
50,577,730
306,660 Workiva, Inc.
a
28,648,177
Total 240,938,470
Materials (9.2%)
253,089 AptarGroup, Inc. 29,993,577
803,011 Carpenter Technology Corporation 42,350,800
605,654 Ingevity Corporation
a
43,449,618
3,672,101 Ivanhoe Mines, Ltd.
a
31,846,468
1,540,240 Tronox Holdings plc 21,085,886
226,268 United States Lime & Minerals, Inc. 36,406,521
Total 205,132,870
Real Estate (5.0%)
391,066 Agree Realty Corporation 26,588,577
3,593,679 Cushman and Wakefield plc
a
35,397,738
717,341 Healthcare Realty Trust, Inc. 14,189,005
1,287,058 Independence Realty Trust, Inc. 21,429,516
364,719 National Storage Affiliates Trust 14,059,918
Total 111,664,754
Utilities (2.8%)
169,035 Black Hills Corporation 11,036,295
197,573 NorthWestern Corporation 11,581,729
408,737 Portland General Electric
Company 20,690,267

Small Cap Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Utilities (2.8%) - continued
271,617 Spire, Inc. $ 18,396,620
Total 61,704,911
Total Common Stock
(cost $2,183,889,125) 2,174,630,509
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
19,553,250 Thrivent Cash Management Trust 19,553,250
Total Collateral Held for
Securities Loaned
(cost $19,553,250) 19,553,250
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
3,489,465 5.260% 34,894,653
Total Short-Term Investments
(cost $34,894,653) 34,894,653
Total Investments (cost
$2,238,337,028) 100.2% $2,229,078,412
Other Assets and Liabilities, Net
(0.2%) (5,404,918)
Total Net Assets 100.0% $2,223,673,494
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April 28, 2023:
Securities Lending Transactions
Common Stock $ 18,730,752
Total lending $18,730,752
Gross amount payable upon return of
collateral for securities loaned $19,553,250
Net amounts due to counterparty $822,498
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $215,265,539
Gross unrealized depreciation (230,946,617)
Net unrealized appreciation (depreciation) ($15,681,078)
Cost for federal income tax purposes $2,244,759,490

Small Cap Stock Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 62,257,772 62,257,772 – –
Consumer Discretionary 230,919,428 230,919,428 – –
Consumer Staples 84,930,567 84,930,567 – –
Energy 52,311,310 52,311,310 – –
Financials 353,993,328 353,993,328 – –
Health Care 244,397,566 244,397,566 – –
Industrials 526,379,533 489,957,484 36,422,049 –
Information Technology 240,938,470 240,938,470 – –
Materials 205,132,870 173,286,402 31,846,468 –
Real Estate 111,664,754 111,664,754 – –
Utilities 61,704,911 61,704,911 – –
Subtotal Investments in Securities $2,174,630,509 $2,106,361,992 $68,268,517 $–
Other Investments  * Total
Affiliated Short-Term Investments 34,894,653
Collateral Held for Securities Loaned 19,553,250
Subtotal Other Investments $54,447,903
Total Investments at Value $2,229,078,412
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $22,999 $487,180 $475,284 $34,895 3,489 1.5%
Total Affiliated Short-Term Investments 22,999 34,895 1.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   763 273,423 254,633 19,553 19,553 0.9
Total Collateral Held for Securities Loaned 763 19,553 0.9
Total Value $23,762 $54,448
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $3 ($3) $– $1,087
Total Income/Non Income Cash from Affiliated Investments $1,087
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 55
Total Affiliated Income from Securities Loaned, Net $55
Total $3 ($3) $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 28, 2023 (unaudited)
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $768,957,459 $313,349,682 $1,447,014,904
Investments in affiliated securities at cost $1,063,293,301 $92,512,922 $109,751,973
Investments in unaffiliated securities at value
(#)
$867,380,067 $328,786,882 $1,687,401,597
Investments in affiliated securities at value 1,205,357,619 87,298,626 98,795,143
Cash — — 98,592
Foreign Currency — — 281,147
(a)
Dividends and interest receivable 2,442,685 1,396,627 5,175,810
Prepaid expenses 23,568 19,604 19,274
Prepaid trustee fees 10,186 1,963 7,331
Receivable for:
Investments sold 1,721,454 1,404,323 970,626
Investments sold on a delayed-delivery basis — 619,551 —
Fund shares sold 1,293,012 48,764 48,765
Expense reimbursements 280,120 6,271 —
Variation margin on open future contracts 3,142,800 364,074 2,799,962
Total Assets 2,081,651,511 419,946,685 1,795,598,247
Liabilities
Distributions payable — — —
Accrued expenses 150,670 45,179 118,908
Cash overdraft 825,990 19,981 —
Payable for:
Investments purchased 1,948,061 974,105 1,317,613
Investments purchased on a delayed-delivery basis 4,892,380 7,480,562 —
Return of collateral for securities loaned 602,625 6,462,038 13,344,791
Foreign capital gain tax liability — — —
Fund shares redeemed 1,131,531 78,774 685,790
Variation margin on open future contracts 1,701,934 156,049 1,113,315
Variation margin on open swap contracts — 1,918 —
Investment advisory fees 1,148,423 170,310 764,591
Administrative fees 26,726 5,264 23,062
Distribution fees 205,372 45,193 267,464
Transfer agent fees 173,289 29,196 110,172
Trustee deferred compensation 43,736 39,304 248,185
Contingent liabilities^ — — —
Total Liabilities 12,850,737 15,507,873 17,993,891
Net Assets
Capital stock (beneficial interest) 1,776,562,976 398,241,124 1,510,288,381
Distributable earnings/(accumulated loss) 292,237,798 6,197,688 267,315,975
Total Net Assets $2,068,800,774 $404,438,812 $1,777,604,356
Class S Share Capital $990,716,854 $168,803,786 $376,487,112
Shares of beneficial interest outstanding (Class S) 60,629,876 13,297,216 15,345,566
Net asset value per share $16.34 $12.69 $24.53
Class A Share Capital $1,078,083,920 $235,635,026 $1,401,117,244
Shares of beneficial interest outstanding (Class A) 66,782,906 18,508,570 57,935,261
Net asset value per share $16.14 $12.73 $24.18
Maximum public offering price $16.90 $13.33 $25.32
(#)
Includes securities on loan of 579,774 6,328,355 12,807,250
(a) Foreign currency holdings, (cost $281,071).
(b) Foreign currency holdings, (cost $330,528).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$93,615,218 $37,596,354 $722,791,913 $994,369,598 $678,526,294 $1,387,363,819 $1,469,088,081
$4,434,000 $— $66,245,690 $52,530,125 $47,808,573 $39,600,781 $35,387,316
$89,203,560 $34,056,383 $663,399,107 $903,427,515 $752,196,818 $1,839,634,603 $1,906,265,633
4,440,575 — 66,251,179 52,553,652 47,875,549 39,620,070 35,410,144
— 8,648 66,047 7,535 202,386 — —
— — — — 333,474
(b)
— —
409,222 451,910 8,890,982 9,946,201 6,285,195 854,107 3,441,220
18,534 11,720 29,167 22,835 20,951 21,094 32,047
1,244 1,244 2,885 3,276 1,244 5,369 5,524
679,794 — 560,354 226,967 — — 3,815,520
— — — — — — —
7,543 58,920 380,404 608,014 35,870 970,775 987,193
13,630 17,343 — — 19,411 — —
25,328 — — 206,250 7,499 — —
94,799,430 34,606,168 739,580,125 967,002,245 806,978,397 1,881,106,018 1,949,957,281
493 8,902 547,986 100,148 — — —
22,976 23,337 59,146 80,076 163,478 111,812 132,364
— — — — — — —
— — — 5,033,912 1,930 — 3,495,260
3,671,690 763,255 2,735,000 — — — —
— — 50,239,193 15,320,976 10,575,472 — —
— — — — 33,354 — —
34,341 2,916 491,482 600,337 41,184 607,352 774,057
15,250 6,250 — — 87,042 — —
— — 29,763 — — — —
27,808 12,968 202,385 243,327 403,690 923,694 666,916
1,182 441 8,899 12,226 10,307 24,081 25,195
238 — 63,565 45,984 21,090 66,195 55,296
2,263 1,251 32,742 27,834 22,951 73,173 45,545
11,849 3,288 67,445 74,624 75,869 59,296 72,226
— — — — — — —
3,788,090 822,608 54,477,606 21,539,444 11,436,367 1,865,603 5,266,859
101,312,262 38,629,596 829,752,996 1,078,153,261 793,445,188 1,434,035,379 1,466,654,785
(10,300,922) (4,846,036) (144,650,477) (132,690,460) 2,096,842 445,205,036 478,035,637
$91,011,340 $33,783,560 $685,102,519 $945,462,801 $795,542,030 $1,879,240,415 $1,944,690,422
$88,564,261 $33,783,560 $352,646,927 $704,929,890 $685,049,133 $1,528,414,873 $1,656,235,698
9,824,902 3,637,090 86,409,213 87,533,652 69,985,687 105,867,755 64,021,552
$9.01 $9.29 $4.08 $8.05 $9.79 $14.44 $25.87
$2,447,079 $— $332,455,592 $240,532,911 $110,492,897 $350,825,542 $288,454,724
271,497 — 81,490,661 29,846,512 11,348,172 28,541,609 11,250,760
$9.01 $— $4.08 $8.06 $9.74 $12.29 $25.64
$9.19 $— $4.27 $8.44 $10.20 $12.87 $26.85
— — 48,929,918 14,797,761 10,111,633 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 28, 2023 (unaudited)
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,448,294,723 $27,956,029 $22,256,513
Investments in affiliated securities at cost $7,943,700 $691,986 $884,483
Investments in unaffiliated securities at value
(#)
$1,385,695,478 $31,083,782 $23,287,082
Investments in affiliated securities at value 7,943,700 691,986 884,483
Cash 3,066 — —
Foreign Currency — 3,189
(a)
—
Initial margin deposit on open future contracts — 117,971 —
Dividends and interest receivable 9,868,478 120,769 3,807
Prepaid expenses 32,132 11,583 12,034
Prepaid trustee fees 6,073 1,244 1,244
Receivable for:
Investments sold 2,648,146 3 19,141
Investments sold on a delayed-delivery basis — — —
Fund shares sold 1,131,834 10,149 29,831
Expense reimbursements — 12,190 18,477
Variation margin on open future contracts — 4,938 —
Total Assets 1,407,328,907 32,057,804 24,256,099
Liabilities
Distributions payable 30,361 — —
Accrued expenses 120,878 25,662 22,231
Cash overdraft — — —
Payable for:
Investments purchased 4,352,975 — 137,528
Investments purchased on a delayed-delivery basis 6,539,609 — —
Return of collateral for securities loaned 7,943,700 — 177,100
Fund shares redeemed 1,839,386 12,258 28,199
Variation margin on open future contracts — — —
Investment advisory fees 293,294 14,606 13,498
Administrative fees 17,988 414 306
Distribution fees 25,725 — —
Transfer agent fees 46,725 2,850 5,557
Trustee deferred compensation 71,460 3,295 2,718
Contingent liabilities^ — — —
Total Liabilities 21,282,101 59,085 387,137
Net Assets
Capital stock (beneficial interest) 1,461,011,578 28,783,604 25,272,144
Distributable earnings/(accumulated loss) (74,964,772) 3,215,115 (1,403,182)
Total Net Assets $1,386,046,806 $31,998,719 $23,868,962
Class S Share Capital $1,117,305,984 $31,998,719 $23,868,962
Shares of beneficial interest outstanding (Class S) 93,339,686 2,517,210 1,955,495
Net asset value per share $11.97 $12.71 $12.21
Class A Share Capital $268,740,822 $— $—
Shares of beneficial interest outstanding (Class A) 22,443,638 — —
Net asset value per share $11.97 $— $—
Maximum public offering price $11.97 $— $—
(#)
Includes securities on loan of 7,707,621 — 177,954
(a) Foreign currency holdings, (cost $3,175).
(b) Foreign currency holdings, (cost $4).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$2,847,285,128 $30,677,403 $1,462,525,963 $1,296,112,754 $592,315,815 $1,457,282,163 $1,359,413,165
$178,470,729 $509,644 $1,541,368,582 $2,035,894,111 $495,915,546 $— $—
$3,495,414,940 $31,655,661 $1,494,465,468 $1,364,219,576 $580,571,931 $1,457,282,163 $1,320,674,222
178,498,867 509,644 1,803,991,898 2,356,925,637 552,582,147 — —
— — 54,371 — — 6,574 4,475
— — — 4
(b)
— — —
— — — — — — —
2,175,115 27,170 7,276,328 5,434,977 3,533,161 5,224,272 17,796,530
41,539 12,324 32,277 31,142 20,023 52,466 20,690
15,572 1,244 16,190 18,386 5,522 6,349 6,673
— — 1,988,981 2,527,616 811,420 — —
— — 215,096 125,948 125,942 — —
4,815,212 10,664 1,013,254 2,016,571 241,422 8,911,155 453,309
— 16,516 468,829 655,353 122,618 18,714 14,227
— — 4,804,711 5,387,169 1,040,869 — 237,500
3,680,961,245 32,233,223 3,314,327,403 3,737,342,379 1,139,055,055 1,471,501,693 1,339,207,626
— — — — — 33,325 331,533
266,108 23,287 142,065 184,349 74,059 95,149 76,671
— — — 1,095,631 420,732 — —
— — 2,024,269 2,604,504 726,556 7,998,833 —
— — 19,965,386 11,132,080 12,164,689 100,925,683 6,166,248
— — 6,122,044 2,641,461 2,914,558 — —
1,995,166 34,750 1,768,513 1,727,937 986,447 4,586,463 497,274
— — 2,451,614 3,448,395 442,487 — —
1,684,027 18,611 1,547,933 1,887,193 503,077 251,820 418,480
47,665 422 42,500 48,103 14,590 17,124 17,532
265,727 — 351,655 433,959 121,005 — 184,280
150,461 4,303 168,476 249,039 59,465 64,395 37,186
166,594 2,718 72,054 85,331 36,458 — 140,062
— — — — — — —
4,575,748 84,091 34,656,509 25,537,982 18,464,123 113,972,792 7,869,266
2,986,367,924 31,248,280 2,946,728,597 3,243,502,296 1,095,613,949 1,357,513,224 1,427,066,966
690,017,573 900,852 332,942,297 468,302,101 24,976,983 15,677 (95,728,606)
$3,676,385,497 $32,149,132 $3,279,670,894 $3,711,804,397 $1,120,590,932 $1,357,528,901 $1,331,338,360
$2,295,532,881 $32,149,132 $1,440,332,256 $1,440,744,262 $489,246,301 $864,236,384 $379,262,060
72,187,681 2,154,379 103,100,136 95,101,883 41,312,352 864,199,509 37,171,592
$31.80 $14.92 $13.97 $15.15 $11.84 $1.00 $10.20
$1,380,852,616 $— $1,839,338,638 $2,271,060,135 $631,344,631 $493,292,517 $952,076,300
51,285,319 — 132,081,715 151,430,050 53,492,962 493,278,273 93,311,289
$26.92 $— $13.93 $15.00 $11.80 $1.00 $10.20
$28.19 $— $14.59 $15.71 $12.36 $1.00 $10.68
— — 5,932,635 2,542,669 2,822,956 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 28, 2023 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $609,182,266 $193,705,892 $2,183,889,125
Investments in affiliated securities at cost $135,645,294 $6,985,277 $54,447,903
Investments in unaffiliated securities at value
(#)
$572,447,229 $191,129,944 $2,174,630,509
Investments in affiliated securities at value 121,877,276 6,985,277 54,447,903
Cash 55,743 — —
Dividends and interest receivable 4,539,913 37,440 946,316
Prepaid expenses 23,242 14,995 28,949
Prepaid trustee fees 3,258 1,244 9,959
Receivable for:
Investments sold 2,119,196 719,857 26,597,637
Investments sold on a delayed-delivery basis 1,089,360 — —
Fund shares sold 1,253,132 700,931 11,905,050
Expense reimbursements — 25,947 —
Variation margin on open future contracts 254,250 — —
Total Assets 703,662,599 199,615,635 2,268,566,323
Liabilities
Distributions payable 88,442 — —
Accrued expenses 82,808 51,589 248,536
Payable for:
Investments purchased 1,610,459 766,903 20,003,155
Investments purchased on a delayed-delivery basis 18,290,090 — —
Return of collateral for securities loaned 11,138,246 570,100 19,553,250
Fund shares redeemed 720,927 57,034 3,732,604
Variation margin on open swap contracts 10,480 — —
Investment advisory fees 223,495 116,269 1,045,336
Administrative fees 8,684 2,471 28,314
Distribution fees 35,057 — 100,371
Transfer agent fees 26,852 10,918 89,524
Trustee deferred compensation 50,687 3,288 91,739
Contingent liabilities^ — — —
Total Liabilities 32,286,227 1,578,572 44,892,829
Net Assets
Capital stock (beneficial interest) 779,262,732 219,489,652 2,241,894,541
Distributable earnings/(accumulated loss) (107,886,360) (21,452,589) (18,221,047)
Total Net Assets $671,376,372 $198,037,063 $2,223,673,494
Class S Share Capital $488,236,776 $198,037,063 $1,704,285,721
Shares of beneficial interest outstanding (Class S) 55,010,558 12,990,319 63,111,493
Net asset value per share $8.88 $15.24 $27.00
Class A Share Capital $183,139,596 $— $519,387,773
Shares of beneficial interest outstanding (Class A) 20,635,936 — 26,301,301
Net asset value per share $8.87 $— $19.75
Maximum public offering price $9.29 $— $20.68
(#)
Includes securities on loan of 10,796,136 559,335 18,730,752
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 28, 2023 (unaudited)
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $6,468,101 $1,483,809 $17,466,291
Taxable interest 1,480,561 4,276,185 5,937,760
Tax-Exempt interest — — —
Income from mortgage dollar rolls 21,567 23,643 —
Affiliated income from securities loaned, net 8,792 30,044 54,454
Income from affiliated investments 7,445,916 932,626 —
Non cash income — — 1,907
Non cash income from affiliated investments 10,702,109 1,374,561 2,223,261
Foreign tax withholding (25,090) (5,011) (1,134,133)
Total Investment Income 26,101,956 8,115,857 24,549,540
Expenses
Adviser fees 7,119,863 1,088,959 4,821,548
Administrative service fees 200,568 68,659 180,174
Audit and legal fees 26,007 20,702 24,400
Custody fees 49,887 29,075 110,144
Distribution expenses Class A 1,291,514 289,825 1,688,814
Insurance expenses 5,415 2,861 5,259
Pricing service fee — — —
Printing and postage expenses Class S 114,833 15,577 12,575
Printing and postage expenses Class A 67,055 19,871 116,417
SEC and state registration expenses 59,800 21,946 29,098
Transfer agent fees Class S 747,052 74,194 68,351
Transfer agent fees Class A 455,241 111,523 715,786
Trustees' fees 40,027 10,944 48,249
Other expenses 19,328 49,037 44,991
Total Expenses Before Reimbursement 10,196,590 1,803,173 7,865,806
Less:
Reimbursement from adviser (1,743,972) (8,836) —
Total Net Expenses 8,452,618 1,794,337 7,865,806
Net Investment Income/(Loss) 17,649,338 6,321,520 16,683,734
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 1,280,406 (2,916,764) 17,036,893
Affiliated investments — (303,812) —
Distributions of realized capital gains from
affiliated investments 27,147,271 — —
Written option contracts 12,235 34,891 —
Futures contracts (4,822,057) (2,019,603) (9,720,373)
Foreign currency transactions (1,313) (708) (23,256)
Swap agreements — (116,622) —
Change in net unrealized appreciation/(depreciation) on:
Investments 25,756,142 14,192,734 102,936,931
Affiliated investments 32,689,679 6,290,760 4,073,205
Futures contracts 33,284,645 3,909,693 37,943,887
Foreign currency transactions 5,485 5,893 177,678
Swap agreements — 62,750 —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 115,352,493 19,139,212 152,424,965
Net Increase/(Decrease) in Net Assets Resulting
From Operations $133,001,831 $25,460,732 $169,108,699
(a) Includes foreign capital gain taxes paid of  $5,359.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $— $962,021 $— $14,215,364 $8,645,597 $25,868,056
1,184,336 3,592 19,081,815 18,820,318 91,225 — 1
— 677,619 — — — — —
22,956 — — — — — —
— — 368,420 26,787 56,401 — 1,186
227,019 — 300,882 921,308 1,102,743 1,227,065 990,961
— — — — — — —
— — — — — — —
— — — — (1,616,352) (13,623) (195,546)
1,434,311 681,211 20,713,138 19,768,413 13,849,381 9,859,039 26,664,658
171,135 81,509 1,276,520 1,512,771 2,632,210 5,540,841 4,248,994
42,273 37,771 91,047 110,923 102,239 179,041 195,518
18,477 18,298 20,362 21,090 38,640 24,481 25,065
3,264 1,267 5,741 8,541 273,909 8,143 20,238
1,543 — 405,274 293,973 131,330 399,885 361,102
2,291 2,198 3,319 3,735 3,591 5,169 5,299
— 19,020 — — — — —
6,331 5,544 25,387 27,728 12,230 56,910 38,302
3,519 — 31,281 25,619 22,830 27,950 21,882
16,362 9,898 34,642 30,093 21,826 57,319 63,399
21,477 14,357 130,661 243,497 41,604 505,302 514,372
2,702 — 160,979 129,914 142,165 197,364 149,120
5,743 4,891 17,238 19,266 11,945 23,973 26,708
14,293 7,858 24,802 31,057 89,784 15,506 15,599
309,410 202,611 2,227,253 2,458,207 3,524,303 7,041,884 5,685,598
(75,934) (104,800) — — (98,400) — —
233,476 97,811 2,227,253 2,458,207 3,425,903 7,041,884 5,685,598
1,200,835 583,400 18,485,885 17,310,206 10,423,478 2,817,155 20,979,060
(889,070) (825,472) (8,943,988) (19,102,990) (17,104,639)
(a)
5,281,197 23,936,260
— — — — — — —
— — — — — — —
18,805 — — — — — —
(68,127) 144,445 — (1,578,851) 5,820,644 — —
— — — — (96,447) — (4,804)
— — 369,660 (975,275) — — —
4,572,450 3,326,756 26,396,553 74,974,761 138,123,766 190,735,168 4,614,610
— — — — — — —
45,538 (298,235) — 5,553,900 5,360,423 — —
— — — — 207,685 — 38,156
— — (27,829) 603,964 — — —
— — — — 34,432 — —
3,679,596 2,347,494 17,794,396 59,475,509 132,345,864 196,016,365 28,584,222
$4,880,431 $2,930,894 $36,280,281 $76,785,715 $142,769,342 $198,833,520 $49,563,282

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 28, 2023 (unaudited)
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Investment Income
Dividends $73,672 $417,074 $44,744
Taxable interest 21,724,104 616 —
Tax-Exempt interest — — —
Income from mortgage dollar rolls 66,300 — —
Affiliated income from securities loaned, net 36,176 477 475
Income from affiliated investments — 16,946 12,461
Non cash income from affiliated investments — — —
Foreign tax withholding — (29,443) —
Total Investment Income 21,900,252 405,670 57,680
Expenses
Adviser fees 1,894,612 89,998 82,109
Administrative service fees 151,328 37,550 36,861
Audit and legal fees 22,931 18,690 18,666
Custody fees 15,663 8,836 3,826
Distribution expenses Class A 169,894 — —
Insurance expenses 4,560 2,193 2,171
Printing and postage expenses Class S 55,511 7,409 8,302
Printing and postage expenses Class A 30,714 — —
SEC and state registration expenses 45,581 9,678 10,008
Transfer agent fees Class S 511,641 20,942 36,039
Transfer agent fees Class A 149,586 — —
Trustees' fees 30,956 4,892 4,829
Other expenses 35,299 13,830 8,291
Total Expenses Before Reimbursement 3,118,276 214,018 211,102
Less:
Reimbursement from adviser — (71,521) (112,571)
Total Net Expenses 3,118,276 142,497 98,531
Net Investment Income/(Loss) 18,781,976 263,173 (40,851)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (8,364,807) (89,973) (437,968)
Affiliated investments — — —
Distributions of realized capital gains from
affiliated investments — — —
Written option contracts — — —
Futures contracts (415,476) 56,445 —
Foreign currency transactions — (6,460) —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 45,581,010 2,724,293 1,301,522
Affiliated investments — — —
Futures contracts 1,107,278 567 —
Foreign currency transactions — 1,785 —
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) 37,908,005 2,686,657 863,554
Net Increase/(Decrease) in Net Assets Resulting
From Operations $56,689,981 $2,949,830 $822,703

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$17,376,706 $290,482 $6,734,363 $7,733,635 $1,198,785 $1,158,724 $—
— — 13,983,927 8,495,580 8,038,307 23,243,229 57,699
— — — — — — 24,446,493
— — 52,224 23,485 32,825 — —
61,279 — 42,662 26,902 22,985 — —
4,124,091 22,046 8,343,206 9,251,995 2,478,471 — —
— — 18,755,187 24,972,158 7,473,144 — —
— — (22,587) (23,555) (2,529) — —
21,562,076 312,528 47,888,982 50,480,200 19,241,988 24,401,953 24,504,192
10,686,942 98,611 9,777,088 11,821,348 3,211,301 1,367,954 2,668,836
337,281 37,235 303,333 336,157 128,131 128,021 146,764
30,377 18,659 30,178 31,373 23,312 20,449 22,461
16,192 2,747 51,773 50,171 35,303 6,126 6,615
1,717,568 — 2,241,103 2,742,492 775,214 — 1,178,590
7,924 2,172 7,741 8,309 4,158 3,427 4,516
105,310 7,073 86,190 127,957 34,419 53,811 17,640
77,237 — 93,169 119,319 39,001 79,131 41,483
94,046 15,810 69,978 79,130 38,385 175,242 36,592
1,159,732 28,090 556,077 795,693 178,264 180,229 166,883
572,624 — 580,057 818,412 213,422 248,191 191,893
70,801 4,829 66,293 74,129 24,340 19,941 38,488
23,527 8,254 58,956 60,273 50,040 11,866 76,839
14,899,561 223,480 13,921,936 17,064,763 4,755,290 2,294,388 4,597,600
— (105,147) (2,965,399) (4,121,653) (801,906) (109,007) (55,644)
14,899,561 118,333 10,956,537 12,943,110 3,953,384 2,185,381 4,541,956
6,662,515 194,195 36,932,445 37,537,090 15,288,604 22,216,572 19,962,236
40,789,167 (196,012) (13,842,631) (1,724,744) (6,827,155) 11,345 (5,011,123)
— — (3,278,441) (6,389,136) (1,297,775) — —
— — 43,825,845 59,466,693 10,365,798 — —
— — 39,649 23,563 21,297 — —
— — (14,529,197) (21,243,423) (4,803,266) — (395,682)
— — (1,079) (1,687) (1,318) — —
— — 580,151 976,721 176,801 — —
60,790,551 (237,060) 68,993,822 43,613,945 30,058,101 129,175 88,184,511
— — 38,800,395 72,079,761 15,958,075 — —
— — 46,140,456 56,981,146 11,350,317 — 587,009
— — 6,107 6,859 906 — —
— — (364,628) (624,963) (108,196) — —
101,579,718 (433,072) 166,370,449 203,164,735 54,893,585 140,520 83,364,715
$108,242,233 $(238,877) $203,302,894 $240,701,825 $70,182,189 $22,357,092 $103,326,951

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 28, 2023 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $714,012 $451,980 $12,572,284
Taxable interest 13,063,146 — —
Income from mortgage dollar rolls 21,073 — —
Affiliated income from securities loaned, net 101,411 3,429 54,787
Income from affiliated investments 1,141,126 126,247 1,086,550
Non cash income from affiliated investments 1,989,539 — —
Foreign tax withholding — (2,188) (101,263)
Total Investment Income 17,030,307 579,468 13,612,358
Expenses
Adviser fees 1,403,634 667,243 6,134,121
Administrative service fees 89,444 49,179 200,463
Audit and legal fees 20,334 19,144 24,464
Custody fees 26,777 6,957 27,549
Distribution expenses Class A 225,516 — 650,791
Insurance expenses 3,295 2,373 4,664
Printing and postage expenses Class S 31,797 32,722 74,432
Printing and postage expenses Class A 19,405 — 38,667
SEC and state registration expenses 31,426 21,561 127,490
Transfer agent fees Class S 263,402 145,010 878,800
Transfer agent fees Class A 106,431 — 286,419
Trustees' fees 16,706 4,891 39,144
Other expenses 55,169 8,673 15,492
Total Expenses Before Reimbursement 2,293,336 957,753 8,502,496
Less:
Reimbursement from adviser — (165,403) —
Total Net Expenses 2,293,336 792,350 8,502,496
Net Investment Income/(Loss) 14,736,971 (212,882) 5,109,862
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (12,418,371) (5,024,811) (1,950,429)
Affiliated investments (4,693,062) — 2,596
Class action settlements — — 274,292
Written option contracts 34,438 — —
Futures contracts (859,431) — —
Foreign currency transactions — (1,622) 2,142
Swap agreements (558,227) — —
Change in net unrealized appreciation/(depreciation)
on:
Investments 28,311,585 2,582,130 9,925,547
Affiliated investments 10,730,197 — (2,596)
Futures contracts 1,686,548 — —
Foreign currency transactions — 25 —
Swap agreements 263,845 — —
Net Realized and Unrealized Gains/(Losses) 22,497,522 (2,444,278) 8,251,552
Net Increase/(Decrease) in Net Assets Resulting
From Operations $37,234,493 $(2,657,160) $13,361,414

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
Operations
Net investment income/(loss) $17,649,338 $11,931,862 $6,321,520 $9,796,857
Net realized gains/(losses) 23,616,542 53,735,413 (5,322,618) (356,997)
Change in net unrealized appreciation/(depreciation) 91,735,951 (460,822,460) 24,461,830 (78,436,240)
Net Change in Net Assets Resulting From Operations 133,001,831 (395,155,185) 25,460,732 (68,996,380)
Distributions to Shareholders
From income/realized gains Class S (22,179,217) (86,703,460) (2,678,669) (13,357,079)
From income/realized gains Class A (23,931,846) (119,131,287) (3,471,035) (20,135,873)
Total from income/realized gains (46,111,063) (205,834,747) (6,149,704) (33,492,952)
Total Distributions to Shareholders (46,111,063) (205,834,747) (6,149,704) (33,492,952)
Capital Stock Transactions
Class S
Sold 126,187,597 272,578,842 13,369,975 52,403,357
Distributions reinvested 22,145,483 86,655,338 2,584,546 13,103,333
Redeemed (63,143,096) (123,450,316) (17,443,176) (34,035,821)
Total Class S Capital Stock Transactions 85,189,984 235,783,864 (1,488,655) 31,470,869
Class A
Sold 35,391,213 80,634,352 4,880,482 21,085,456
Distributions reinvested 23,886,141 118,862,926 3,370,637 19,698,446
Redeemed (45,141,414) (101,310,608) (15,692,260) (30,730,369)
Total Class A Capital Stock Transactions 14,135,940 98,186,670 (7,441,141) 10,053,533
Capital Stock Transactions 99,325,924 333,970,534 (8,929,796) 41,524,402
Net Increase/(Decrease) in Net Assets 186,216,692 (267,019,398) 10,381,232 (60,964,930)
Net Assets, Beginning of Period 1,882,584,082 2,149,603,480 394,057,580 455,022,510
Net Assets, End of Period $2,068,800,774 $1,882,584,082 $404,438,812 $394,057,580
Capital Stock Share Transactions
Class S shares
Sold 7,880,314 15,701,109 1,070,895 3,817,066
Distributions reinvested 1,423,866 4,531,667 208,582 932,432
Redeemed (3,939,353) (7,170,576) (1,394,084) (2,559,567)
Total Class S share transactions 5,364,827 13,062,200 (114,607) 2,189,931
Class A shares
Sold 2,240,140 4,692,444 388,421 1,535,237
Distributions reinvested 1,554,255 6,297,866 271,353 1,392,432
Redeemed (2,856,526) (5,827,240) (1,250,025) (2,308,767)
Total Class A share transactions 937,869 5,163,070 (590,251) 618,902

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
$16,683,734 $17,687,817 $1,200,835 $1,742,031 $583,400 $957,175 $18,485,885 $35,553,178
7,293,264 49,835,405 (938,392) (3,842,282) (681,027) (315,213) (8,574,328) (6,879,811)
145,131,701 (511,292,381) 4,617,988 (10,115,668) 3,028,521 (7,884,646) 26,368,724 (110,708,737)
169,108,699 (443,769,159) 4,880,431 (12,215,919) 2,930,894 (7,242,684) 36,280,281 (82,035,370)
(12,045,184) (55,385,484) (1,168,823) (1,709,437) (583,400) (970,743) (9,854,375) (18,711,374)
(41,870,284) (227,623,448) (32,011) (52,616) – – (9,084,231) (17,490,041)
(53,915,468) (283,008,932) (1,200,834) (1,762,053) (583,400) (970,743) (18,938,606) (36,201,415)
(53,915,468) (283,008,932) (1,200,834) (1,762,053) (583,400) (970,743) (18,938,606) (36,201,415)
5,488,629 19,403,029 7,778,522 13,457,928 3,270,981 15,139,170 32,606,110 81,783,249
11,997,462 55,177,867 1,165,837 1,703,801 526,926 865,429 8,664,067 16,564,862
(8,521,973) (18,094,596) (4,738,446) (25,356,210) (3,418,195) (10,307,456) (25,302,640) (133,844,349)
8,964,118 56,486,300 4,205,913 (10,194,481) 379,712 5,697,143 15,967,537 (35,496,238)
11,881,161 26,196,409 – – – – 7,810,512 13,070,317
41,349,189 224,804,960 30,957 50,823 – – 6,771,333 13,043,648
(69,202,694) (144,047,625) (237,655) (656,921) – – (17,880,055) (42,645,383)
(15,972,344) 106,953,744 (206,698) (606,098) – – (3,298,210) (16,531,418)
(7,008,226) 163,440,044 3,999,215 (10,800,579) 379,712 5,697,143 12,669,327 (52,027,656)
108,185,005 (563,338,047) 7,678,812 (24,778,551) 2,727,206 (2,516,284) 30,011,002 (170,264,441)
1,669,419,351 2,232,757,398 83,332,528 108,111,079 31,056,354 33,572,638 655,091,517 825,355,958
$1,777,604,356 $1,669,419,351 $91,011,340 $83,332,528 $33,783,560 $31,056,354 $685,102,519 $655,091,517
229,753 744,179 875,257 1,412,320 353,410 1,462,256 8,040,318 18,376,350
520,369 1,910,132 130,606 182,329 56,915 88,388 2,138,622 3,885,822
(358,442) (690,920) (532,252) (2,614,670) (370,062) (1,019,433) (6,254,756) (30,196,220)
391,680 1,963,391 473,611 (1,020,021) 40,263 531,211 3,924,184 (7,934,048)
506,426 996,982 – – – – 1,927,653 2,987,606
1,818,974 7,908,042 3,469 5,435 – – 1,672,344 3,068,566
(2,943,574) (5,575,115) (26,725) (69,125) – – (4,421,559) (9,880,948)
(618,174) 3,329,909 (23,256) (63,690) – – (821,562) (3,824,776)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

C
Income Fund International Allocation Fund
For the periods ended
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
Operations
Net investment income/(loss) $17,310,206 $30,529,262 $10,423,478 $17,140,719
Net realized gains/(losses) (21,657,116) (21,715,530) (11,380,442) (61,198,876)
Change in net unrealized appreciation/(depreciation) 81,132,625 (220,075,993) 143,726,306 (202,995,832)
Net Change in Net Assets Resulting From Operations 76,785,715 (211,262,261) 142,769,342 (247,053,989)
Distributions to Shareholders
From income/realized gains Class S (12,709,301) (36,979,106) (14,754,826) (75,448,346)
From income/realized gains Class A (4,182,988) (13,459,071) (1,758,145) (12,121,653)
Total from income/realized gains (16,892,289) (50,438,177) (16,512,971) (87,569,999)
Total Distributions to Shareholders (16,892,289) (50,438,177) (16,512,971) (87,569,999)
Capital Stock Transactions
Class S
Sold 62,783,115 145,480,291 4,158,128 16,569,734
Distributions reinvested 12,501,500 36,448,189 14,705,560 75,359,832
Redeemed (36,437,786) (204,713,147) (87,978,932) (8,950,936)
Total Class S Capital Stock Transactions 38,846,829 (22,784,667) (69,115,244) 82,978,630
Class A
Sold 5,886,460 10,191,310 1,356,465 3,416,574
Distributions reinvested 3,755,049 12,295,771 1,717,426 11,882,907
Redeemed (17,220,467) (45,150,647) (6,582,480) (15,085,032)
Total Class A Capital Stock Transactions (7,578,958) (22,663,566) (3,508,589) 214,449
Capital Stock Transactions 31,267,871 (45,448,233) (72,623,833) 83,193,079
Net Increase/(Decrease) in Net Assets 91,161,297 (307,148,671) 53,632,538 (251,430,909)
Net Assets, Beginning of Period 854,301,504 1,161,450,175 741,909,492 993,340,401
Net Assets, End of Period $945,462,801 $854,301,504 $795,542,030 $741,909,492
Capital Stock Share Transactions
Class S shares
Sold 7,893,508 16,584,277 441,140 1,694,675
Distributions reinvested 1,571,176 4,108,032 1,635,769 6,736,288
Redeemed (4,597,583) (23,179,011) (9,233,305) (872,555)
Total Class S share transactions 4,867,101 (2,486,702) (7,156,396) 7,558,408
Class A shares
Sold 737,151 1,147,298 145,773 339,256
Distributions reinvested 471,622 1,379,183 191,891 1,069,782
Redeemed (2,168,303) (5,188,864) (711,537) (1,530,510)
Total Class A share transactions (959,530) (2,662,383) (373,873) (121,472)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
$2,817,155 $(6,071,873) $20,979,060 $35,088,073 $18,781,976 $25,238,291 $263,173 $382,838
5,281,197 122,794,775 23,931,456 82,225,098 (8,780,283) 715,402 (39,988) 396,073
190,735,168 (881,428,317) 4,652,766 (187,306,133) 46,688,288 (121,162,748) 2,726,645 (4,394,840)
198,833,520 (764,705,415) 49,563,282 (69,992,962) 56,689,981 (95,209,055) 2,949,830 (3,615,929)
(96,356,512) (101,603,061) (96,462,756) (114,971,540) (15,486,539) (22,111,895) (781,288) (1,714,309)
(26,208,208) (30,811,390) (17,004,838) (21,478,804) (3,623,205) (5,572,489) – –
(122,564,720) (132,414,451) (113,467,594) (136,450,344) (19,109,744) (27,684,384) (781,288) (1,714,309)
(122,564,720) (132,414,451) (113,467,594) (136,450,344) (19,109,744) (27,684,384) (781,288) (1,714,309)
89,528,959 313,977,945 126,353,339 259,521,937 138,997,289 467,882,984 3,546,619 9,911,319
96,258,934 101,494,253 96,387,762 114,892,424 15,334,143 21,882,635 777,054 1,704,010
(62,421,174) (159,709,263) (68,583,018) (165,082,068) (180,791,906) (626,610,331) (3,667,006) (6,615,298)
123,366,719 255,762,935 154,158,083 209,332,293 (26,460,474) (136,844,712) 656,667 5,000,031
14,982,987 36,037,777 13,690,410 34,818,360 18,443,825 73,028,080 – –
25,831,938 30,373,847 16,684,148 21,005,515 3,530,044 5,429,699 – –
(19,425,678) (46,270,328) (20,997,859) (30,548,238) (46,007,499) (132,468,309) – –
21,389,247 20,141,296 9,376,699 25,275,637 (24,033,630) (54,010,530) – –
144,755,966 275,904,231 163,534,782 234,607,930 (50,494,104) (190,855,242) 656,667 5,000,031
221,024,766 (621,215,635) 99,630,470 28,164,624 (12,913,867) (313,748,681) 2,825,209 (330,207)
1,658,215,649 2,279,431,284 1,845,059,952 1,816,895,328 1,398,960,673 1,712,709,354 29,173,510 29,503,717
$1,879,240,415 $1,658,215,649 $1,944,690,422 $1,845,059,952 $1,386,046,806 $1,398,960,673 $31,998,719 $29,173,510
6,582,198 17,976,153 4,785,894 9,451,679 11,715,927 38,303,339 290,253 769,654
7,549,720 5,019,487 3,726,865 4,094,320 1,289,686 1,805,368 63,844 124,684
(4,557,116) (10,126,034) (2,625,408) (6,093,681) (15,241,821) (51,028,173) (299,764) (515,284)
9,574,802 12,869,606 5,887,351 7,452,318 (2,236,208) (10,919,466) 54,333 379,054
1,283,399 2,493,514 522,319 1,279,142 1,553,451 5,936,839 – –
2,378,632 1,735,661 651,176 756,169 296,870 447,824 – –
(1,669,760) (3,166,971) (807,492) (1,124,955) (3,878,720) (10,840,925) – –
1,992,271 1,062,204 366,003 910,356 (2,028,399) (4,456,262) – –

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Growth Fund Mid Cap Stock Fund
For the periods ended
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
Operations
Net investment income/(loss) $(40,851) $(91,304) $6,662,515 $6,966,880
Net realized gains/(losses) (437,968) (1,761,231) 40,789,167 99,852,653
Change in net unrealized appreciation/(depreciation) 1,301,522 (4,541,872) 60,790,551 (716,480,993)
Net Change in Net Assets Resulting From Operations 822,703 (6,394,407) 108,242,233 (609,661,460)
Distributions to Shareholders
From income/realized gains Class S – (568,386) (58,545,604) (215,579,632)
From income/realized gains Class A – – (41,269,141) (185,026,495)
Total from income/realized gains – (568,386) (99,814,745) (400,606,127)
Total Distributions to Shareholders – (568,386) (99,814,745) (400,606,127)
Capital Stock Transactions
Class S
Sold 4,999,136 11,812,649 399,819,537 781,894,377
Distributions reinvested – 567,890 56,909,692 208,020,971
Redeemed (2,216,338) (4,469,965) (253,054,275) (482,229,356)
Total Class S Capital Stock Transactions 2,782,798 7,910,574 203,674,954 507,685,992
Class A
Sold – – 37,758,990 101,080,869
Distributions reinvested – – 40,780,218 182,769,194
Redeemed – – (67,871,857) (128,100,115)
Total Class A Capital Stock Transactions – – 10,667,351 155,749,948
Capital Stock Transactions 2,782,798 7,910,574 214,342,305 663,435,940
Net Increase/(Decrease) in Net Assets 3,605,501 947,781 222,769,793 (346,831,647)
Net Assets, Beginning of Period 20,263,461 19,315,680 3,453,615,704 3,800,447,351
Net Assets, End of Period $23,868,962 $20,263,461 $3,676,385,497 $3,453,615,704
Capital Stock Share Transactions
Class S shares
Sold 412,910 911,852 12,489,309 22,847,441
Distributions reinvested – 35,761 1,837,820 5,602,838
Redeemed (183,601) (335,088) (7,829,566) (14,374,240)
Total Class S share transactions 229,309 612,525 6,497,563 14,076,039
Class A shares
Sold – – 1,385,167 3,635,166
Distributions reinvested – – 1,554,503 5,787,498
Redeemed – – (2,501,220) (4,395,332)
Total Class A share transactions – – 438,450 5,027,332

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
$194,195 $175,841 $36,932,445 $40,680,083 $37,537,090 $34,701,743 $15,288,604 $19,882,451
(196,012) 492,623 12,794,297 26,229,167 31,107,987 117,806,915 (2,365,618) (15,093,405)
(237,060) (1,235,005) 153,576,152 (687,138,831) 172,056,748 (889,172,767) 57,259,203 (219,061,399)
(238,877) (566,541) 203,302,894 (620,229,581) 240,701,825 (736,664,109) 70,182,189 (214,272,353)
(660,441) (516,282) (16,447,062) (95,519,307) (41,460,132) (96,124,799) (6,879,073) (22,528,325)
– – (19,595,024) (138,302,849) (64,438,499) (180,384,218) (8,229,931) (30,339,867)
(660,441) (516,282) (36,042,086) (233,822,156) (105,898,631) (276,509,017) (15,109,004) (52,868,192)
(660,441) (516,282) (36,042,086) (233,822,156) (105,898,631) (276,509,017) (15,109,004) (52,868,192)
16,446,211 13,401,465 138,711,306 372,547,683 154,064,222 357,946,558 42,041,659 175,331,630
658,541 513,258 16,376,712 95,212,826 41,402,014 96,015,374 6,829,779 22,383,989
(3,876,112) (5,029,388) (115,010,657) (246,516,449) (101,580,793) (199,132,300) (55,439,343) (138,576,770)
13,228,640 8,885,335 40,077,361 221,244,060 93,885,443 254,829,632 (6,567,905) 59,138,849
– – 44,936,533 133,092,723 63,630,382 137,926,849 14,661,209 51,361,631
– – 19,454,811 137,509,733 64,181,500 179,698,147 8,142,624 30,053,237
– – (112,019,050) (220,983,440) (108,932,532) (234,243,634) (43,755,739) (103,026,323)
– – (47,627,706) 49,619,016 18,879,350 83,381,362 (20,951,906) (21,611,455)
13,228,640 8,885,335 (7,550,345) 270,863,076 112,764,793 338,210,994 (27,519,811) 37,527,394
12,329,322 7,802,512 159,710,463 (583,188,661) 247,567,987 (674,962,132) 27,553,374 (229,613,151)
19,819,810 12,017,298 3,119,960,431 3,703,149,092 3,464,236,410 4,139,198,542 1,093,037,558 1,322,650,709
$32,149,132 $19,819,810 $3,279,670,894 $3,119,960,431 $3,711,804,397 $3,464,236,410 $1,120,590,932 $1,093,037,558
1,052,626 863,043 10,129,157 25,037,003 10,358,712 21,931,028 3,606,773 13,738,373
44,458 32,693 1,216,235 6,050,019 2,855,940 5,368,329 592,993 1,715,845
(255,972) (326,270) (8,391,487) (16,918,201) (6,827,823) (12,329,833) (4,753,839) (11,205,418)
841,112 569,466 2,953,905 14,168,821 6,386,829 14,969,524 (554,073) 4,248,800
– – 3,296,477 8,924,856 4,320,565 8,567,595 1,258,311 4,050,581
– – 1,450,569 8,723,046 4,471,321 10,151,311 709,731 2,296,637
– – (8,206,798) (15,162,714) (7,392,764) (14,626,915) (3,762,082) (8,317,923)
– – (3,459,752) 2,485,188 1,399,122 4,091,991 (1,794,040) (1,970,705)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Fund Municipal Bond Fund
For the periods ended
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
Operations
Net investment income/(loss) $22,216,572 $5,573,848 $19,962,236 $39,313,664
Net realized gains/(losses) 11,345 4,332 (5,406,805) (19,061,045)
Change in net unrealized appreciation/(depreciation) 129,175 (129,175) 88,771,520 (242,747,277)
Net Change in Net Assets Resulting From Operations 22,357,092 5,449,005 103,326,951 (222,494,658)
Distributions to Shareholders
From income/realized gains Class S (13,452,465) (3,174,780) (6,192,956) (12,028,087)
From income/realized gains Class A (8,764,106) (2,399,069) (14,608,022) (29,741,496)
Total from income/realized gains (22,216,571) (5,573,849) (20,800,978) (41,769,583)
Total Distributions to Shareholders (22,216,571) (5,573,849) (20,800,978) (41,769,583)
Capital Stock Transactions
Class S
Sold 763,570,557 916,020,814 38,471,457 100,447,886
Distributions reinvested 13,218,919 3,120,742 5,911,206 11,408,818
Redeemed (449,016,061) (658,670,212) (45,379,851) (122,292,948)
Total Class S Capital Stock Transactions 327,773,415 260,471,344 (997,188) (10,436,244)
Class A
Sold 219,212,057 321,205,826 15,284,956 36,632,521
Distributions reinvested 8,619,768 2,354,378 12,716,979 25,784,188
Redeemed (144,115,842) (263,398,328) (58,807,286) (133,398,539)
Total Class A Capital Stock Transactions 83,715,983 60,161,876 (30,805,351) (70,981,830)
Capital Stock Transactions 411,489,398 320,633,220 (31,802,539) (81,418,074)
Net Increase/(Decrease) in Net Assets 411,629,919 320,508,376 50,723,434 (345,682,315)
Net Assets, Beginning of Period 945,898,982 625,390,606 1,280,614,926 1,626,297,241
Net Assets, End of Period $1,357,528,901 $945,898,982 $1,331,338,360 $1,280,614,926
Capital Stock Share Transactions
Class S shares
Sold 763,570,557 916,020,814 3,796,383 9,365,810
Distributions reinvested 13,218,919 3,120,742 582,221 1,077,713
Redeemed (449,016,061) (658,670,212) (4,469,397) (11,423,525)
Total Class S share transactions 327,773,415 260,471,344 (90,793) (980,002)
Class A shares
Sold 219,212,059 321,205,826 1,508,574 3,365,550
Distributions reinvested 8,619,768 2,354,378 1,252,397 2,435,470
Redeemed (144,115,842) (263,398,326) (5,804,351) (12,543,528)
Total Class A share transactions 83,715,985 60,161,878 (3,043,380) (6,742,508)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
4/28/2023 (unaudited) 10/31/2022 4/28/2023 (unaudited) 10/31/2022 4/28/2023 (unaudited) 10/31/2022
$14,736,971 $25,769,756 $(212,882) $(856,742) $5,109,862 $5,583,103
(18,494,653) (18,577,758) (5,026,433) (12,836,604) (1,671,399) 172,280,255
40,992,175 (98,294,890) 2,582,155 (29,265,603) 9,922,951 (317,390,163)
37,234,493 (91,102,892) (2,657,160) (42,958,949) 13,361,414 (139,526,805)
(10,978,290) (19,521,982) – (4,145,026) (110,291,716) (93,636,864)
(4,061,509) (7,410,463) – – (58,434,840) (76,293,077)
(15,039,799) (26,932,445) – (4,145,026) (168,726,556) (169,929,941)
(15,039,799) (26,932,445) – (4,145,026) (168,726,556) (169,929,941)
58,385,055 146,980,165 67,140,507 62,919,668 701,626,268 764,257,032
10,736,102 19,033,996 – 4,139,619 106,801,251 91,156,202
(47,472,779) (247,150,733) (13,494,012) (54,294,135) (271,253,648) (282,726,205)
21,648,378 (81,136,572) 53,646,495 12,765,152 537,173,871 572,687,029
5,031,673 14,425,485 – – 19,950,414 29,836,196
3,735,456 6,819,542 – – 57,820,050 75,541,391
(14,516,534) (37,449,799) – – (25,805,439) (48,479,494)
(5,749,405) (16,204,772) – – 51,965,025 56,898,093
15,898,973 (97,341,344) 53,646,495 12,765,152 589,138,896 629,585,122
38,093,667 (215,376,681) 50,989,335 (34,338,823) 433,773,754 320,128,376
633,282,705 848,659,386 147,047,728 181,386,551 1,789,899,740 1,469,771,364
$671,376,372 $633,282,705 $198,037,063 $147,047,728 $2,223,673,494 $1,789,899,740
6,611,381 15,477,205 4,282,614 3,904,896 25,185,875 25,429,915
1,216,747 2,051,175 – 218,334 4,070,519 2,835,473
(5,390,806) (25,685,080) (863,465) (3,409,428) (9,629,625) (9,335,122)
2,437,322 (8,156,700) 3,419,149 713,802 19,626,769 18,930,266
569,990 1,505,924 – – 964,604 1,318,019
423,461 735,779 – – 3,013,953 3,111,905
(1,649,270) (3,981,870) – – (1,249,358) (2,097,039)
(655,819) (1,740,167) – – 2,729,199 2,332,885

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond
Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond
Fund, Low Volatility Equity Fund, Mid Cap Growth Fund, Mid Cap
Value Fund, Multidimensional Income Fund, and Small Cap Growth
Fund offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class A shares of Government
Bond Fund are closed to all purchases and exchanges into the
Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market Fund will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 28, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such
Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily
Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended April 28, 2023, Aggressive Allocation,
Balanced Income Plus, Government Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used options on mortgage backed securities to generate income and/or to manage duration of the Fund.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 28, 2023, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, Municipal Bond, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the six months ended April 28, 2023, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
During the six months ended April 28, 2023, Aggressive
Allocation, Balanced Income Plus, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended April 28, 2023, Balanced Income
Plus, High Yield, Income, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Opportunity Income Plus used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 120,000,000 – 120,000,000 120,000,000 – – –
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Securities Lending 602,625 – 602,625 579,774 – – 22,851
(^)
Balanced Income Plus
Securities Lending 6,462,038 – 6,462,038 6,328,355 – – 133,683
(^)
Global Stock
Securities Lending 13,344,791 – 13,344,791 12,807,250 – – 537,541
(^)
High Yield
Securities Lending 50,239,193 – 50,239,193 48,929,918 – – 1,309,275
(^)
Income
Securities Lending 15,320,976 – 15,320,976 14,797,761 – – 523,215
(^)
International Allocation
Securities Lending 10,575,472 – 10,575,472 10,111,633 – – 463,839
(^)
Limited Maturity Bond
Securities Lending 7,943,700 – 7,943,700 7,707,621 – – 236,079
(^)
Mid Cap Growth
Securities Lending 177,100 – 177,100 177,954 – – (854)
Moderate Allocation
Securities Lending 6,122,044 – 6,122,044 5,932,635 – – 189,409
(^)
Moderately Aggressive
Allocation
Securities Lending 2,641,461 – 2,641,461 2,542,669 – – 98,792
(^)
Moderately Conservative
Allocation
Securities Lending 2,914,558 – 2,914,558 2,822,956 – – 91,602
(^)
Opportunity Income Plus
Securities Lending 11,138,246 – 11,138,246 10,796,136 – – 342,110
(^)
Small Cap Growth
Securities Lending 570,100 – 570,100 559,335 – – 10,765
(^)
Small Cap Stock
Securities Lending 19,553,250 – 19,553,250 18,730,752 – – 822,498
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of April 28, 2023, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original
Fund Securities on Loan
Aggressive Allocation $ 579,774
Balanced Income Plus 6,328,355
Global Stock 12,807,250
High Yield 48,929,918
Income 14,797,761
International Allocation 10,111,633
Limited Maturity Bond 7,707,621
Mid Cap Growth 177,954
Moderate Allocation 5,932,635
Moderately Aggressive Allocation 2,542,669
Moderately Conservative Allocation 2,822,956
Opportunity Income Plus 10,796,136
Small Cap Growth 559,335
Small Cap Stock 18,730,752

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 28, 2023, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
—  Thrivent International Allocation Fund
received proceeds of $69,181.42 in connection with a Settlement
Agreement with Satyam Computer Services Ltd., which has now
merged with Tech Mahindra Limited (“Tech Mahindra”). As part of the Settlement Agreement, Thrivent International Allocation Fund
must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $31,566.22, or
50% of the gross settlement consideration paid to the Fund. This loss contingency has not been accrued as a liability because the amount of potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Fund’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 28, 2023, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 19, 2023 unless extended

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

by mutual agreement of State Street Bank and Trust Company and the Funds.  The Funds had no borrowings during the six months ended April 28, 2023.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  In December
2022, the FASB issued ASU No. 2022-06 as an update to this
standard which was effective immediately upon release and can be applied prospectively through December 31, 2024.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700%
 0.650%
 0.625%   0.600%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.625% 0.600% 0.600% 0.600%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.
International Allocation Fund
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Portfolio, a series of Thrivent Series
Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent
Financial and which may be sold to separate accounts of insurance companies not affiliated with Thrivent Financial, is included in determining breakpoints for the assets managed by GSAM. Effective
April 30, 2023, the Adviser terminated the subadvisory agreement with GSAM.
Expense Reimbursements
— For the six months ended April 28,
2023, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the six months ended April 28, 2023, contractual expense reimbursements to limit expenses to the following percentages were in effect:
*Expense cap of 0.99% was effective on February 28, 2023.
**Prior expense cap of 0.55% expired on February 28, 2023.
***Prior expense cap of 1.20% expired on December 31, 2022.
****Expense cap of 0.51% was effective on January 1, 2023.
Each of the four Asset Allocation Funds paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February
28, 2024, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser. For the six months ended April 28, 2023, the following expense reimbursements, as a percentage of net assets, were paid into the Fund:
 * Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, all Funds in the Trust except for
Money Market Fund may invest in other Funds, Thrivent Cash
Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the six months ended
April 28, 2023, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $366,531 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $70,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended April 28, 2023, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $3,217,578 from the Trust.
Fund Class A
Expiration
Date
Money Market 0.05% 2/28/2024
Fund Class A Class S
Expiration
Date
Balanced Income Plus 0.99%* N/A 2/28/2024
Government Bond 0.75% 0.52%** 2/28/2024
High Income Municipal
Bond N/A 0.60% 2/28/2024
International Allocation 1.17%*** N/A 2/28/2024
Low Volatility Equity N/A 0.95% 2/28/2024
Mid Cap Growth N/A 0.90% 2/28/2024
Mid Cap Value N/A 0.90% 2/28/2024
Municipal Bond N/A 0.51%**** 2/28/2024
Small Cap Growth N/A 0.95% 2/28/2024
Fund Class A Class S
Expiration
Date
Aggressive Allocation* 0.18% 0.18% 2.28/2024
Moderate Allocation* 0.19% 0.19% 2/28/2024
Moderately Aggressive
Allocation* 0.23% 0.23% 2/28/2024
Moderately Conservative
Allocation* 0.15% 0.15% 2/28/2024

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the six months ended April 28, 2023, Thrivent
Investor Services received $12,781,112 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual
Funds.  Thrivent Money Market Fund is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $387,809 in fees from the Trust for the Funds covered in this shareholder report for the six months ended April 28, 2023. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made for investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended April 28, 2023, none of the Funds borrowed cash through the Program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from
GAAP.  To the extent that these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 28, 2023, the tax basis balance has not yet been determined.
At October 31, 2022, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
Fund
Capital Loss
Carryover
Balanced Income Plus $ 1,339,406
Global Stock * 6,440,324
Government Bond 5,189,443
High Income Municipal Bond 581,191
High Yield 72,276,974
Income 25,778,689
International Allocation * 64,730,564
Limited Maturity Bond 6,485,891
Mid Cap Growth 1,596,466
Moderate Allocation 7,259,258
Moderately Conservative
Allocation 25,309,819
Municipal Bond 40,871,655
Opportunity Income Plus 38,723,469
Small Cap Growth 10,496,617

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 28, 2023, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 28, 2023, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 28, 2023, the following Funds engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective fund's net assets:
During the six months ended April 28, 2023, the following Funds engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective fund's net assets:
(7) RELATED PARTY TRANSACTIONS
As of April 28, 2023, related parties (other than the Thrivent Asset
Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
As of April 28, 2023, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $305,632 $297,301
Balanced Income Plus 85,084 89,814
Global Stock 480,798 603,442
Government Bond 181 4,530
High Income Municipal Bond 13,684 12,865
High Yield 94,404 88,314
Income 168,829 115,307
International Allocation 330,732 387,516
Large Cap Growth 661,348 605,131
Large Cap Value 234,778 176,474
Limited Maturity Bond 218,383 212,410
Low Volatility Equity 14,090 13,822
Mid Cap Growth 6,981 4,114
Mid Cap Stock 771,106 650,228
Mid Cap Value 17,535 4,752
Moderate Allocation 396,306 413,633
Moderately Aggressive Allocation 452,496 425,466
Moderately Conservative Allocation 115,267 149,267
Municipal Bond 160,481 179,575
Opportunity Income Plus 151,477 166,694
Small Cap Growth 87,825 36,928
Small Cap Stock 851,041 443,623
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $58,915 $59,660
Balanced Income Plus 80,813 79,230
Government Bond 82,262 73,770
Income 49,421 67,143
Limited Maturity Bond 253,642 314,897
Moderate Allocation 238,901 235,411
Moderately Aggressive Allocation 140,362 136,880
Moderately Conservative Allocation 144,783 143,208
Opportunity Income Plus 108,222 87,018
Fund
Number of
Securities
Percent of Fund's
Net Assets
Balanced Income Plus 1 0.03%
High Income Municipal Bond 1 0.53%
High Yield 2 0.00%
Income 1 0.23%
Limited Maturity Bond 3 0.13%
Fund
Number of
Securities
Percent of Fund's
Net Assets
Moderate Allocation 1 0.01%
Moderately Aggressive
Allocation 1 0.01%
Moderately Conservative
Allocation 1 0.02%
Municipal Bond 1 0.06%
Opportunity Income Plus 1 0.03%
Fund Purchase Amount
Aggressive Allocation  $1,384,788
Balanced Income Plus 378,047
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Small Cap Stock $26,073,073 $8,581,369
Fund Shares
Percent
of Fund's
Outstanding
Shares
Government Bond 6,104,584 60. 6%
International Allocation 9,698,643 11.9%

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 28, 2023, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 12,699,432 10.0%
Income 7,723,798 6.6%
Fund Sector
% of Total
Net Assets
Government Bond
Mortgage-Backed
Securities 29.9%
Government Bond U.S. Govt. & Agencies 43.6%
High Income Municipal Bond Education 27.1%
Municipal Bond Transportation 25.7%
Income Financials 34.9%
Large Cap Growth Information Technology 33.6%
Limited Maturity Bond Financials 31.7%

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, some leveraged loans are known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until
June 2023 in order to assist with the transition. On December 16,
2022, the Federal Reserve Board adopted a rule that would replace
LIBOR in certain financial contracts using benchmark rates based on the Secured Overnight Financing Rate (SOFR) after June 30,
2023. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding potential effects of the transition away from LIBOR on the Fund or its investments. Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the Adviser may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon
the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities

Thrivent Mutual Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 15.65 $ 0.15 $ 0.93 $ 1.08 $ (0.14) $ (0.25)
Year Ended 10/31/2022 21.04 0.14 (3.54) (3.40) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Year Ended 10/31/2018 16.17 0.10 0.40 0.50 (0.10) (0.89)
Class A Shares
Period Ended 4/28/2023 (unaudited) 15.45 0.14 0.91 1.05 (0.11) (0.25)
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Year Ended 10/31/2018 16.01 0.06 0.39 0.45 (0.06) (0.89)
Balanced Income Plus Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 12.10 0.21 0.58 0.79 (0.20) –
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Year Ended 10/31/2018 13.23 0.36 (0.18) 0.18 (0.35) (0.16)
Class A Shares
Period Ended 4/28/2023 (unaudited) 12.13 0.19 0.60 0.79 (0.19) –
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Year Ended 10/31/2018 13.26 0.32 (0.18) 0.14 (0.31) (0.16)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.39) $ 16.34 7.05% $ 990.7 0.78% 1.89% 0.96% 1.71% 21%
(1.99) 15.65 (17.80)% 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.99) 15.68 3.20% 336.4 0.66% 0.61% 0.90% 0.37% 52%
(0.36) 16.14 6.95% 1,078.1 0.94% 1.74% 1.12% 1.56% 21%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.95) 15.51 2.89% 896.6 0.91% 0.40% 1.15% 0.15% 52%
(0.20) 12.69 6.59% 168.8 0.76% 3.34% 0.76% 3.34% 45%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.51) 12.90 1.31% 120.3 0.72% 2.74% 0.72% 2.74% 149%
(0.19) 12.73 6.52% 235.6 1.01% 3.09% 1.02% 3.08% 45%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.47) 12.93 0.99% 246.3 1.03% 2.38% 1.03% 2.38% 149%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Global Stock Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 23.00 $ 0.26 $ 2.07 $ 2.33 $ (0.30) $ (0.50)
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Year Ended 10/31/2018 29.50 0.41 (0.21) 0.20 (0.37) (2.45)
Class A Shares
Period Ended 4/28/2023 (unaudited) 22.64 0.22 2.04 2.26 (0.22) (0.50)
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Year Ended 10/31/2018 29.21 0.31 (0.21) 0.10 (0.27) (2.45)
Government Bond Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 8.64 0.12 0.37 0.49 (0.12) –
Year Ended 10/31/2022 10.08 0.18 (1.44) (1.26) (0.18) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Year Ended 10/31/2018 9.92 0.20 (0.38) (0.18) (0.20) (0.07)
Class A Shares
Period Ended 4/28/2023 (unaudited) 8.64 0.11 0.37 0.48 (0.11) –
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
Year Ended 10/31/2018 9.92 0.19 (0.38) (0.19) (0.19) (0.07)
High Income Municipal Bond Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 8.63 0.16 0.66 0.82 (0.16) –
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
Year Ended 10/31/2018
(d)
10.00 0.22 (0.14) 0.08 (0.22) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, February 28, 2018.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annual ized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.80) $ 24.53 10.39% $ 376.5 0.66% 2.22% 0.66% 2.22% 33%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(2.82) 26.88 0.56% 276.6 0.64% 1.50% 0.64% 1.50% 52%
(0.72) 24.18 10.21% 1,401.1 0.99% 1.88% 0.99% 1.88% 33%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(2.72) 26.59 0.22% 1,492.5 0.99% 1.15% 0.99% 1.15% 52%
(0.12) 9.01 5.72% 88.6 0.54% 2.81% 0.71% 2.65% 93%
(0.18) 8.64 (12.60)% 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.27) 9.47 (1.89)% 52.3 0.75% 2.02% 0.79% 1.98% 280%
(0.11) 9.01 5.62% 2.4 0.75% 2.59% 1.27% 2.07% 93%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.26) 9.47 (1.99)% 4.9 0.85% 1.92% 1.04% 1.73% 280%
(0.16) 9.29 9.54% 33.8 0.60% 3.58% 1.24% 2.94% 39%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.22) 9.86 0.79% 6.6 0.43% 3.26% 3.71% (0.02)% 201%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
High Yield Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 3.98 $ 0.11 $ 0.11 $ 0.22 $ (0.12) $ –
Year Ended 10/31/2022 4.68 0.22 (0.70) (0.48) (0.22) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Year Ended 10/31/2018 4.90 0.27 (0.26) 0.01 (0.27) –
Class A Shares
Period Ended 4/28/2023 (unaudited) 3.97 0.11 0.11 0.22 (0.11) –
Year Ended 10/31/2022 4.67 0.20 (0.69) (0.49) (0.21) –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Year Ended 10/31/2018 4.90 0.26 (0.27) (0.01) (0.26) –
Income Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 7.53 0.15 0.52 0.67 (0.15) –
Year Ended 10/31/2022 9.79 0.27 (2.09) (1.82) (0.28) (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Year Ended 10/31/2018 9.26 0.32 (0.53) (0.21) (0.32) (0.03)
Class A Shares
Period Ended 4/28/2023 (unaudited) 7.53 0.14 0.53 0.67 (0.14) –
Year Ended 10/31/2022 9.80 0.25 (2.11) (1.86) (0.25) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
Year Ended 10/31/2018 9.27 0.29 (0.54) (0.25) (0.29) (0.03)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.12) $ 4.08 5.50% $ 352.6 0.54% 5.74% 0.54% 5.74% 14%
(0.22) 3.98 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.27) 4.64 0.14% 283.4 0.57% 5.65% 0.57% 5.65% 38%
(0.11) 4.08 5.62% 332.5 0.82% 5.47% 0.82% 5.47% 14%
(0.21) 3.97 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.26) 4.63 (0.29)% 437.4 0.80% 5.42% 0.80% 5.42% 38%
(0.15) 8.05 8.94% 704.9 0.47% 3.96% 0.47% 3.96% 21%
(0.44) 7.53 (19.20)% 622.3 0.46% 3.14% 0.46% 3.14% 39%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.35) 8.70 (2.30)% 508.3 0.45% 3.57% 0.45% 3.57% 109%
(0.14) 8.06 8.92% 240.5 0.77% 3.65% 0.77% 3.65% 21%
(0.41) 7.53 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.32) 8.70 (2.71)% 298.5 0.76% 3.25% 0.76% 3.25% 109%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
International Allocation Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 8.36 $ 0.12 $ 1.50 $ 1.62 $ (0.19) $ –
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Year Ended 10/31/2018 11.40 0.23 (1.34) (1.11) (0.27) (0.15)
Class A Shares
Period Ended 4/28/2023 (unaudited) 8.29 0.12 1.48 1.60 (0.15) –
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Year Ended 10/31/2018 11.33 0.19 (1.34) (1.15) (0.23) (0.15)
Large Cap Growth Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 13.91 0.02 1.50 1.52 – (0.99)
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Year Ended 10/31/2018 11.23 – 1.51 1.51 – (0.27)
Class A Shares
Period Ended 4/28/2023 (unaudited) 12.01 0.02 1.25 1.27 – (0.99)
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
Year Ended 10/31/2018 10.23 (0.04) 1.38 1.34 – (0.27)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.19) $ 9.79 19.60% $ 685.0 0.82% 2.67% 0.82% 2.67% 44%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.42) 9.87 (10.13)% 678.3 0.94% 2.14% 0.95% 2.14% 75%
(0.15) 9.74 19.50% 110.5 1.18% 2.40% 1.37% 2.21% 44%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.38) 9.80 (10.52)% 138.5 1.35% 1.73% 1.47% 1.62% 75%
(0.99) 14.44 11.90% 1,528.4 0.77% 0.39% 0.77% 0.39% 36%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.27) 12.47 13.70% 765.8 0.81% (0.02)% 0.81% (0.02)% 62%
(0.99) 12.29 11.69% 350.8 1.08% 0.08% 1.08% 0.08% 36%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%
(0.27) 11.30 13.37% 237.8 1.17% (0.37)% 1.20% (0.41)% 62%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 26.77 $ 0.27 $ 0.45 $ 0.72 $ (0.47) $ (1.15)
Year Ended 10/31/2022 30.00 0.52 (1.52) (1.00) (0.36) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Year Ended 10/31/2018 22.84 0.37 0.95 1.32 (0.33) (0.93)
Class A Shares
Period Ended 4/28/2023 (unaudited) 26.51 0.24 0.44 0.68 (0.40) (1.15)
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Year Ended 10/31/2018 22.67 0.30 0.91 1.21 (0.24) (0.93)
Limited Maturity Bond Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 11.65 0.16 0.32 0.48 (0.16) –
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Year Ended 10/31/2018 12.48 0.29 (0.17) 0.12 (0.30) –
Class A Shares
Period Ended 4/28/2023 (unaudited) 11.66 0.15 0.32 0.47 (0.16) –
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Year Ended 10/31/2018 12.49 0.27 (0.19) 0.08 (0.27) –
Low Volatility Equity Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 11.85 0.11 1.07 1.18 (0.17) (0.15)
Year Ended 10/31/2022 14.16 0.15 (1.65) (1.50) (0.15) (0.66)
Year Ended 10/31/2021 11.58 0.16 2.62 2.78 (0.20) –
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
Year Ended 10/31/2018 10.87 0.10 0.11 0.21 (0.13) (0.10)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.62) $ 25.87 2.78% $ 1,656.2 0.56% 2.27% 0.56% 2.27% 9%
(2.23) 26.77 (3.61)% 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.26) 22.90 5.85% 836.5 0.53% 1.64% 0.53% 1.64% 18%
(1.55) 25.64 2.62% 288.5 0.86% 1.96% 0.86% 1.96% 9%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(1.17) 22.71 5.42% 227.1 0.89% 1.28% 0.89% 1.28% 18%
(0.16) 11.97 4.18% 1,117.3 0.43% 2.78% 0.43% 2.78% 35%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.30) 12.30 0.94% 627.7 0.42% 2.38% 0.42% 2.38% 82%
(0.16) 11.97 4.01% 268.7 0.58% 2.62% 0.58% 2.62% 35%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.27) 12.30 0.67% 298.0 0.61% 2.17% 0.61% 2.17% 82%
(0.32) 12.71 10.09% 32.0 0.95% 1.75% 1.43% 1.28% 47%
(0.81) 11.85 (11.33)% 29.2 0.95% 1.28% 1.41% 0.82% 76%
(0.20) 14.16 24.25% 29.5 0.95% 1.15% 1.43% 0.67% 75%
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%
(0.23) 10.85 1.92% 10.7 1.20% 1.27% 2.64% (0.17)% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 11.74 $ (0.02) $ 0.49 $ 0.47 $ – $ –
Year Ended 10/31/2022 17.34 (0.05) (5.05) (5.10) – (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
Year Ended 10/31/2020
(d)
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 31.71 0.05 0.91 0.96 (0.11) (0.76)
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021
(e)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Year Ended 10/31/2018 29.04 0.02 1.23 1.25 – (2.23)
Class A Shares
Period Ended 4/28/2023 (unaudited) 26.95 0.03 0.75 0.78 (0.05) (0.76)
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Year Ended 10/31/2018 26.05 0.05 1.00 1.05 – (2.23)
Mid Cap Value Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 15.09 0.10 0.18 0.28 (0.13) (0.32)
Year Ended 10/31/2022 16.16 0.14 (0.55) (0.41) (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(d)
10.00 0.05 0.15 0.20 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2020.
Per share amounts have been calculated using the average share method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ 12.21 4.00% $ 23.9 0.90% (0.37)% 1.93% (1.40)% 19%
(0.50) 11.74 (30.15)% 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(0.87) 31.80 3.11% 2,295.5 0.75% 0.46% 0.75% 0.46% 19%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(2.23) 28.06 4.36% 744.0 0.74% 0.61% 0.74% 0.61% 34%
(0.81) 26.92 2.99% 1,380.9 0.98% 0.24% 0.98% 0.24% 19%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(2.23) 24.87 4.07% 1,171.8 1.04% 0.17% 1.04% 0.17% 34%
(0.45) 14.92 1.90% 32.1 0.90% 1.48% 1.70% 0.68% 18%
(0.66) 15.09 (2.70)% 19.8 0.90% 1.07% 2.04% (0.07)% 31%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderate Allocation Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 13.26 $ 0.17 $ 0.70 $ 0.87 $ (0.16) $ –
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Year Ended 10/31/2018 13.93 0.24 (0.13) 0.11 (0.25) (0.38)
Class A Shares
Period Ended 4/28/2023 (unaudited) 13.22 0.15 0.71 0.86 (0.15) –
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Year Ended 10/31/2018 13.89 0.20 (0.12) 0.08 (0.22) (0.38)
Moderately Aggressive Allocation Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 14.61 0.16 0.84 1.00 (0.18) (0.28)
Year Ended 10/31/2022 18.97 0.18 (3.27) (3.09) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Year Ended 10/31/2018 15.32 0.18 0.07 0.25 (0.20) (0.62)
Class A Shares
Period Ended 4/28/2023 (unaudited) 14.45 0.15 0.83 0.98 (0.15) (0.28)
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Year Ended 10/31/2018 15.19 0.15 0.06 0.21 (0.16) (0.62)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.16) $ 13.97 6.63% $ 1,440.3 0.56% 2.47% 0.75% 2.28% 22%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.63) 13.41 0.77% 535.5 0.53% 1.69% 0.74% 1.47% 133%
(0.15) 13.93 6.53% 1,839.3 0.79% 2.24% 0.98% 2.05% 22%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 13.37 0.50% 1,778.0 0.79% 1.46% 1.00% 1.25% 133%
(0.46) 15.15 7.01% 1,440.7 0.61% 2.23% 0.84% 2.00% 18%
(1.27) 14.61 (17.47)% 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.82) 14.75 1.61% 580.8 0.57% 1.17% 0.83% 0.91% 86%
(0.43) 15.00 6.93% 2,271.1 0.81% 2.05% 1.04% 1.82% 18%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.78) 14.62 1.37% 2,123.3 0.80% 0.99% 1.06% 0.73% 86%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
O
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Conservative Allocation Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 11.27 $ 0.17 $ 0.57 $ 0.74 $ (0.17) $ –
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Year Ended 10/31/2018 12.52 0.27 (0.29) (0.02) (0.27) (0.21)
Class A Shares
Period Ended 4/28/2023 (unaudited) 11.23 0.15 0.57 0.72 (0.15) –
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Year Ended 10/31/2018 12.48 0.24 (0.29) (0.05) (0.24) (0.21)
Money Market Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Class A Shares
Period Ended 4/28/2023 (unaudited) 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.17) $ 11.84 6.58% $ 489.2 0.58% 2.93% 0.73% 2.78% 26%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.48) 12.02 (0.18)% 195.9 0.55% 2.18% 0.71% 2.02% 175%
(0.15) 11.80 6.47% 631.3 0.82% 2.69% 0.97% 2.54% 26%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.45) 11.98 (0.45)% 672.7 0.82% 1.93% 0.98% 1.77% 175%
(0.02) 1.00 1.99% 864.2 0.39% 4.09% 0.39% 4.09% N/A
(0.01) 1.00 0.67% 536.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.01) 1.00 1.29% 171.9 0.44% 1.36% 0.53% 1.28% N/A
(0.02) 1.00 1.97% 493.3 0.42% 4.02% 0.47% 3.97% N/A
(0.01) 1.00 0.61% 409.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A
(0.01) 1.00 1.13% 322.9 0.61% 1.12% 0.69% 1.04% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Municipal Bond Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 9.58 $ 0.16 $ 0.63 $ 0.79 $ (0.17) $ –
Year Ended 10/31/2022 11.51 0.30 (1.91) (1.61) (0.32) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Year Ended 10/31/2018 11.39 0.41 (0.50) (0.09) (0.41) –
Class A Shares
Period Ended 4/28/2023 (unaudited) 9.58 0.14 0.63 0.77 (0.15) –
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Year Ended 10/31/2018 11.39 0.38 (0.50) (0.12) (0.38) –
Opportunity Income Plus Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 8.57 0.20 0.32 0.52 (0.21) –
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Year Ended 10/31/2018 10.31 0.40 (0.34) 0.06 (0.41) –
Class A Shares
Period Ended 4/28/2023 (unaudited) 8.57 0.19 0.30 0.49 (0.19) –
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
Year Ended 10/31/2018 10.31 0.37 (0.34) 0.03 (0.38) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.17) $ 10.20 8.22% $ 379.3 0.53% 3.20% 0.56% 3.17% 12%
(0.32) 9.58 (14.22)% 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.41) 10.89 (0.85)% 232.2 0.51% 3.66% 0.51% 3.66% 35%
(0.15) 10.20 8.10% 952.1 0.76% 2.97% 0.76% 2.97% 12%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.38) 10.89 (1.08)% 1,238.9 0.74% 3.42% 0.74% 3.42% 35%
(0.21) 8.88 6.06% 488.2 0.64% 4.68% 0.64% 4.68% 41%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 9.96 0.55% 312.6 0.65% 3.94% 0.65% 3.94% 190%
(0.19) 8.87 5.81% 183.1 0.90% 4.41% 0.90% 4.41% 41%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%
(0.38) 9.96 0.31% 244.6 0.89% 3.67% 0.89% 3.67% 190%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Growth Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) $ 15.36 $ 0.00 $ (0.12) $ (0.12) $ – $ –
Year Ended 10/31/2022 20.48 (0.09) (4.57) (4.66) – (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Year Ended 10/31/2018
(d)
10.00 (0.06) 0.63 0.57 – –
Small Cap Stock Fund
Class S Shares
Period Ended 4/28/2023 (unaudited) 29.22 0.07 0.24 0.31 (0.11) (2.42)
Year Ended 10/31/2022 35.75 0. 09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021
(e)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020
(e)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(e)
26.35 0.10 1.05 1.15 – (3.06)
Year Ended 10/31/2018
(e)
26.87 0.07 1.15 1.22 – (1.74)
Class A Shares
Period Ended 4/28/2023 (unaudited) 22.04 0.07 0.12 0.19 (0.06) (2.42)
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
Year Ended 10/31/2018 22.60 – 0.96 0.96 – (1.74)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2018.
Per share amounts have been calculated using the average shares outstanding method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ 15.24 (0.78)% $ 198.0 0.95% (0.26)% 1.15% (0.45)% 22%
(0.46) 15.36 (23.18)% 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
– 10.57 5.70% 5.2 1.24% (0.77)% 3.91% (3.43)% 32%
(2.53) 27.00 1.34% 1,704.3 0.81% 0.57% 0.81% 0.57% 23%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(1.74) 26.35 4.75% 243.0 0.85% 0.25% 0.85% 0.25% 63%
(2.48) 19.75 1.24% 519.4 1.05% 0.39% 1.05% 0.39% 23%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%
(1.74) 21.82 4.48% 421.8 1.13% (0.02)% 1.13% (0.02)% 63%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by clicking on the tab for each Fund and navigating to “Related
Documents” under Fund Details – Holdings at ThriventFunds.com or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Investments
The Trust files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program with respect to the Funds is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 21-22, 2023, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. The Liquidity Program was updated during the
Reporting Period to include liquidity assessments applicable to exchange-traded funds. There were no other material changes to the
Liquidity Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

Additional Information
(unaudited)
Board Approval of Advisory Agreement and Subadvisory Agreements
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act)
of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 15-16, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”). The Board, including the Independent
Trustees, also unanimously approved the subadvisory agreement (the “Subadvisory Agreement”) for the Thrivent International Allocation
Fund with Goldman Sachs Asset Management, L.P. (the “Subadviser”).
The Adviser and Subadviser are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Advisory Organizations;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 17 to November
16, 2022 to consider information relevant to the annual contract renewal process furnished by the Adviser and Subadviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration.
The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; performance volatility based on standard deviation; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds;
and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the Advisory Agreement and Subadvisory Agreement.
The Subadviser provided information to the Board in response to requests for information submitted on behalf of the Independent Trustees to facilitate the Board’s evaluation of the terms of the Subadvisory Agreement. The Board also noted that the Subadviser’s responses were reviewed by individuals representing various functional areas of, or supporting, the Adviser.
The Board received information from the Adviser regarding a proposal to terminate the Subadvisory Agreement as of April 30, 2023, and
transition to the Adviser the day-to-day management of the Thrivent International Allocation Fund.

Additional Information
(unaudited)
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds and Subadvisory Agreement for
the Thrivent International Allocation Fund. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent, administrator and, for the Thrivent International Allocation Fund, the Subadviser. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement and Subadvisory
Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the
Adviser and Subadviser overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds.  These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser and Subadviser and the Adviser’s oversight of the Subadviser.  The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the Chief
Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of
other Committees communicated with Adviser representatives between quarterly meetings.
The Board considered the depth and quality of the Adviser’s oversight of the Subadviser. In addition, the Board noted the broad functions that the Adviser performed in support of the International Allocation Fund and its use of the Subadviser, including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment of fees, and investment performance and compliance monitoring. The Board noted that investment management staff of the
Adviser and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadviser, follow through with additional inquiry on any questions or concerns that arise during the meeting and then report the results of the meeting to the Board or one of its committees.
The Board also noted that, as part of its oversight practice, the Adviser requires the Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires the Subadviser to complete an annual questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of the Subadviser’s activities.
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the
Advisory Agreement and Subadvisory Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the portfolio management, research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser, the Subadviser and other service providers to the Funds during the hybrid working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance.
The Board considered and approved the Adviser’s proposal to transition to the Adviser the day-to-day management of the Thrivent
International Allocation Fund. The Board considered that renewal of the Subadvisory Agreement would facilitate the transition to the
Adviser as of the planned transition date of April 30, 2023.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and, for the Thrivent International Allocation Fund, by the Subadviser supported renewal of the
Advisory Agreement and Subadvisory Agreement.

Additional Information
(unaudited)
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the
Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. Although the Board conducted its review on a Fund-by-Fund basis, it noted that 52% of the Class A Funds and 56% of Class S Funds ranked better than median in their respective category for the three-year period ended June 30, 2022. The Board also considered risk metrics, including standard deviations of return.
The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of a peer group selected by
MPI based on similar investment objective and size. The Board noted that the majority of the Funds’ advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the
Funds’ advisory fees for their Class A shares was 35% and the average ranking of the Funds’ advisory fees for their Class S shares was
36% (on a scale of 1-99%, with 1% being the lowest fee).
The Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group.
The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The
Board conducted its review on a Fund-by-Fund basis. The Board noted that the average ranking of the Funds’ expense ratios for their
Class A shares was 36% and the average ranking of the Funds’ expense ratios for their Class S shares was 28% (on a scale of 1-99%, with 1% being the lowest expenses). The Board considered factors that contributed to the Funds’ rankings, including that some Funds had lower levels of assets compared to its peer group.
The Board reviewed information comparing each Fund’s advisory fee and overall expense ratio with the fee and expense information for the relevant Morningstar peer universe.
The Board reviewed information relating to the fee paid by the Adviser to the Subadviser and the difference between that fee and the fee paid by the Thrivent International Allocation Fund to the Adviser. The Board reviewed information regarding fees charged by the
Subadviser to other funds and accounts with a similar strategy.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement and Subadvisory Agreement were reasonable.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect and the estimated impact on Adviser profitability of the proposal to transition to the Adviser the day-to-day management of the Thrivent International Allocation Fund. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
With respect to fees paid to Subadviser under the Subadvisory Agreement, the Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement had been negotiated on an arm’s-length basis between the Adviser and the Subadviser, and that the Subadviser’s profitability from its relationship with the Thrivent International Allocation Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Additional Information
(unaudited)
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Funds, and fees collected by affiliates for services provided to Fund shareholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that the Subadviser and its affiliates may receive because of their relationships with the Thrivent International Allocation Fund, including the potential increased ability to use affiliated brokers or receive research through soft dollar commissions consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to the Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the Thrivent International Allocation Fund.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the
Subadvisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreement.
Supplemental Proxy Information
A special meeting of shareholders of the Funds was held on July 20, 2022 and adjourned to July 28, 2022 (the “Special Meeting”).
The Special Meeting was held to elect individuals to serve on the Funds’ Board of Trustees. Shareholders elected the following ten
(10) Trustees at the Special Meeting:
Janice B. Case
Robert J. Chersi
Arleas Upton Kea
Michael W. Kremenak
Paul R. Laubscher
Robert J. Manilla
James A. Nussle
David S. Royal
James W. Runcie
Constance L. Souders

Additional Information
(unaudited)
The results of the shareholders’ election of Trustees were as follows:
Shares Outstanding (as of Record Date): 2,844,958,691.33
Total Shares Voted: 967,598,220.656
Percentage of Shares Voted: 34.01%
Trustee Vote Total Shares Voted Percentage of
Shares
Voted
Percentage
of Shares
Outstanding
Janice B. Case For: 953,297,601.285 98.522% 33.508%
Withheld: 14,300,619.371 1.478% 0.503%
Robert J. Chersi For: 952,352,595.863 98.424% 33.475%
Withheld: 15,245,624.793 1.576% 0.536%
Arleas Upton Kea For: 949,618,282.289 98.142% 33.379%
Withheld: 17,979,938.367 1.858% 0.632%
Michael W. Kremenak For: 952,805,912.911 98.471% 33.491%
Withheld: 14,792,307.745 1.529% 0.520%
Paul R. Laubscher For: 952,588,928.521 98.449% 33.483%
Withheld: 15,009,292.135 1.551% 0.528%
Robert J. Manilla For: 951,137,793.254 98.299% 33.432%
Withheld: 16,460,427.402 1.701% 0.579%
James A. Nussle For: 952,282,534.947 98.417% 33.473%
Withheld: 15,315,685.709 1.583% 0.538%
David S. Royal For: 953,249,827.169 98.517% 33.507%
Withheld: 14,348,393.487 1.483% 0.504%
James W. Runcie For: 949,671,093.665 98.147% 33.381%
Withheld: 17,927,126.991 1.853% 0.630%
Constance L. Souders For: 952,414,066.281 98.431% 33.477%
Withheld: 15,184,154.375 1.569% 0.534%

23459SAR R6-23
4321 North Ballard Rd.
Appleton, WI 54919-0001
Thrivent Distributors, LLC, a registered broker-dealer nad member FINRA/SIPC, is the distributor for Thrivent Mutual Funds. Thrivent
Distributors, LLC, is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
Thrivent Mutual Funds annual and semiannual shareholder reports are made available on thriventmutualfunds.
com/prospectus, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by logging into your account.
If you purchased shares through Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, you may write to us at
4321 North Ballard Road, Appleton, WI, 54919-0001. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request.
If you purchased shares from a firm other than Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, contact your financial professional.

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